THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                              ALLIANCE
                                                                            INTERMEDIATE                                  ALLIANCE
                                                                ALLIANCE     GOVERNMENT      ALLIANCE       ALLIANCE     GROWTH AND
                                                              MONEY MARKET   SECURITIES    QUALITY BOND    HIGH YIELD      INCOME
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                             -------------  ------------  -------------  ------------  -------------
ASSETS:
Investments at value (Notes 1 and 4) ....................... $ 675,646,698  $153,979,477  $ 236,099,104  $591,549,816  $ 836,062,221
Cash .......................................................       190,018     3,089,811      3,149,038            --        496,109
Receivable for securities sold .............................            --            --        755,460    20,514,002      8,943,643
Collateral held for securities loaned (Note 1) .............            --    13,398,420     34,829,110            --     52,777,716
Receivable from Separate Accounts for Trust shares sold ....     3,250,523       248,776        493,628     2,787,163      7,418,116
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ...........................................            --            --             --            --             --
Dividends, interest and other receivables ..................     2,493,722     1,500,240      2,498,624     9,615,704      1,411,261
                                                             -------------  ------------  -------------  ------------  -------------
 Total assets ..............................................   681,580,961   172,216,724    277,824,964   624,466,685    907,109,066
                                                             -------------  ------------  -------------  ------------  -------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$80,537,659) (Notes 1 and 4)                   --            --             --            --             --
Payable to custodian .......................................            --            --             --        28,266             --
Payable for securities purchased ...........................            --     9,389,106             --    17,485,398      8,108,498
Payable for collateral received on securities loaned .......            --    13,398,420     34,829,110            --     52,777,716
Payable to Separate Accounts for Trust shares redeemed .....     6,664,268        70,652        192,918       743,682        267,818
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ...........................................            --            --             --            --             --
Variation margin payable on futures contracts ..............            --            --             --            --             --
Distribution fees payable ..................................        44,570         2,612             --        32,452         14,987
Investment advisory fees payable ...........................       211,218        64,430        108,850       328,511        391,179
Trustees' fees payable .....................................        31,736         6,887          7,401        11,166         11,030
Accrued expenses ...........................................        51,604         9,686          9,668        21,606         33,662
                                                             -------------  ------------  -------------  ------------  -------------
 Total liabilities .........................................     7,003,396    22,941,793     35,147,947    18,651,081     61,604,890
                                                             -------------  ------------  -------------  ------------  -------------
NET ASSETS ................................................. $ 674,577,565  $149,274,931  $ 242,677,017  $605,815,604  $ 845,504,176
                                                             =============  ============  =============  ============  =============
Investments at cost ........................................ $ 675,482,450  $152,597,186  $ 233,677,932  $599,907,011  $ 738,955,650
                                                             =============  ============  =============  ============  =============
COMPONENTS OF NET ASSETS (NOTE 1):
Paid in capital ............................................ $ 673,763,622  $156,000,246  $ 238,099,023  $599,161,148  $ 685,490,717
Accumulated undistributed (overdistributed) net
 investment income .........................................       624,574       127,133        533,623       847,232         54,531
Accumulated undistributed net realized gain (loss) .........        25,121    (8,234,739)     1,623,273    14,164,419     62,852,357
Unrealized appreciation/depreciation on investments and
 foreign currency denominated assets and liabilities .......       164,248     1,382,291      2,421,098    (8,357,195)    97,106,571
                                                             -------------  ------------  -------------  ------------  -------------
NET ASSETS ................................................. $ 674,577,565  $149,274,931  $ 242,677,017  $605,815,604  $ 845,504,176
                                                             =============  ============  =============  ============  =============
CLASS IA SHARES:
Net Assets ................................................. $ 462,290,303  $136,460,266  $ 242,677,017  $449,307,960  $ 772,855,663
                                                             =============  ============  =============  ============  =============
Shares outstanding (Note 5) ................................    45,327,708    14,356,196     24,592,199    43,045,676     44,660,830
                                                             =============  ============  =============  ============  =============
Net asset value, offering and redemption price per share
 (Note 1) . ................................................ $       10.20  $       9.51  $        9.87  $      10.44  $       17.30
                                                             =============  ============  =============  ============  =============
CLASS IB SHARES:
Net Assets ................................................. $ 212,287,262  $ 12,814,665                 $156,507,644  $  72,648,513
                                                             =============  ============                 ============  =============
Shares outstanding (Note 5) ................................    20,840,307     1,349,309                   15,020,438      4,204,186
                                                             =============  ============                 ============  =============
Net asset value, offering and redemption price per share
 (Note 1) .................................................. $       10.19  $       9.50                 $      10.42  $       17.28
                                                             =============  ============                 ============  =============

See Notes to Financial Statements.

                                                                     ALLIANCE
    ALLIANCE        ALLIANCE          ALLIANCE        ALLIANCE      AGGRESSIVE
  EQUITY INDEX    COMMON STOCK         GLOBAL      INTERNATIONAL      STOCK
   PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------  ----------------  ---------------  ------------  ---------------
$1,388,081,236  $ 11,905,232,646  $ 1,418,728,014  $219,249,260  $ 5,040,760,071
     1,715,415        82,125,812        7,737,850     7,670,139               --
       998,672        61,601,971        9,592,122     1,286,170       48,036,676
   173,270,053       995,733,730      146,945,006    14,485,756      756,961,100
     5,685,621        41,583,099        2,086,228       510,627        4,398,175
            --                --          291,762        46,744               --
     1,501,643         9,448,530        2,294,088       543,993        2,696,695
--------------  ----------------  ---------------  ------------  ---------------
 1,571,252,640    13,095,725,788    1,587,675,070   243,792,689    5,852,852,717
--------------  ----------------  ---------------  ------------  ---------------
            --       135,178,515               --            --               --
            --                --               --            --        1,573,708
            --       144,218,856          850,388     4,991,422       52,701,424
   173,270,053       995,733,730      146,945,006    14,485,756      756,961,100
            --            25,717        2,474,028       176,077       16,504,842
            --                --               --            --               --
       121,100                --               --            --               --
            48           100,239            7,165         1,163           26,275
       337,764         3,575,894          784,948       177,006        2,293,841
        18,788           351,226           35,421         4,928          169,796
        63,375         2,701,630          242,040       102,853          206,433
--------------  ----------------  ---------------  ------------  ---------------
   173,811,128     1,281,885,807      151,338,996    19,939,205      830,437,419
--------------  ----------------  ---------------  ------------  ---------------
$1,397,441,512  $ 11,813,839,981  $ 1,436,336,074  $223,853,484  $ 5,022,415,298
==============  ================  ===============  ============  ===============
$  992,807,520  $  8,247,760,627  $ 1,133,971,794  $211,915,057  $ 4,415,146,312
==============  ================  ===============  ============  ===============
$1,000,786,481  $  7,226,206,249  $ 1,093,447,339  $216,779,436  $ 4,057,762,661
      (335,830)       11,560,589          858,582    (1,240,414)         372,365
     1,453,195       973,244,234       58,026,160       942,427      338,666,513
   395,537,666     3,602,828,909      284,003,993     7,372,035      625,613,759
--------------  ----------------  ---------------  ------------  ---------------
$1,397,441,512  $ 11,813,839,981  $ 1,436,336,074  $223,853,484  $ 5,022,415,298
==============  ================  ===============  ============  ===============
$1,397,215,139  $ 11,311,406,877  $ 1,401,575,588  $218,271,294  $ 4,895,216,377
==============  ================  ===============  ============  ===============
    60,620,601       443,517,632       70,264,243    19,022,929      123,790,060
==============  ================  ===============  ============  ===============
$        23.05  $          25.50  $         19.95  $      11.47  $         39.54
==============  ================  ===============  ============  ===============
$      226,373  $    502,433,104  $    34,760,486  $  5,582,190  $   127,198,921
==============  ================  ===============  ============  ===============
         9,825        19,731,370        1,744,315       486,736        3,226,886
==============  ================  ===============  ============  ===============
$        23.04  $          25.46  $         19.93  $      11.47  $         39.42
==============  ================  ===============  ============  ===============


   ALLIANCE      ALLIANCE                         ALLIANCE
  SMALL CAP    CONSERVATIVE      ALLIANCE          GROWTH
    GROWTH      INVESTORS        BALANCED        INVESTORS
  PORTFOLIO     PORTFOLIO       PORTFOLIO        PORTFOLIO
------------  -------------  ---------------  --------------
$285,482,425  $ 345,261,819  $ 1,872,124,463  $1,882,127,118
   8,147,113        487,065        2,165,832      18,633,843
     170,280        336,877        3,602,944       8,883,308
          --     74,639,672      452,723,965     351,367,507
   1,594,738        324,824        1,181,042       2,482,915
          --             --               --          82,231
     196,820      2,165,721       10,233,948       6,165,638
------------  -------------  ---------------  --------------
 295,591,376    423,215,978    2,342,032,194   2,269,742,560
------------  -------------  ---------------  --------------
          --             --               --              --
          --             --               --              --
  12,953,267      1,324,010        2,448,857       5,147,930
          --     74,639,672      452,723,965     351,367,507
   5,771,819         20,460           23,721         485,631
          --          8,316           68,497              --
          --             --               --              --
      18,577          3,042               --          12,382
     205,130        141,962          668,139         861,521
       1,435         13,752           90,333          52,018
       5,767         53,493          141,971         185,528
------------  -------------  ---------------  --------------
  18,955,995     76,204,707      456,165,483     358,112,517
------------  -------------  ---------------  --------------
$276,635,381  $ 347,011,271  $ 1,885,866,711  $1,911,630,043
============  =============  ===============  ==============
$277,868,815  $ 317,521,701  $ 1,616,088,236  $1,622,608,781
============  =============  ===============  ==============
$264,767,137  $ 304,092,482  $ 1,516,157,908  $1,531,493,991
     (38,218)       304,552          889,029        (813,185)
   4,292,852     14,889,486      112,866,554     122,131,643
   7,613,610     27,724,751      255,953,220     258,817,594
------------  -------------  ---------------  --------------
$276,635,381  $ 347,011,271  $ 1,885,866,711  $1,911,630,043
============  =============  ===============  ==============
$186,353,683  $ 331,529,925  $ 1,885,866,711  $1,851,125,683
============  =============  ===============  ==============
  13,943,392     26,323,007       98,019,792      90,253,892
============  =============  ===============  ==============
$      13.37  $       12.59  $         19.24  $        20.51
============  =============  ===============  ==============
$ 90,281,698  $  15,481,346                   $   60,504,360
============  =============                   ==============
   6,766,669      1,230,124                        2,953,403
============  =============                   ==============
$      13.34  $       12.59                   $        20.49
============  =============                   ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)


                                                                          ALLIANCE
                                                                        INTERMEDIATE                                    ALLIANCE
                                                           ALLIANCE      GOVERNMENT     ALLIANCE        ALLIANCE       GROWTH AND
                                                         MONEY MARKET    SECURITIES   QUALITY BOND     HIGH YIELD        INCOME
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         -----------     ----------    ----------    --------------   -----------
INVESTMENT INCOME:
 Income*(Note 1):
  Dividends (including $928,224 and
   $1,596,319 from affiliated companies for the
   Alliance Common Stock and Alliance
   Aggressive Stock Portfolios, respectively) .........  $        --     $       --    $       --    $           --   $ 2,839,627
  Interest ............................................   17,188,899      3,999,358     6,879,774        27,401,616            --
                                                         -----------     ----------    ----------    --------------   -----------
   Total income .......................................   17,188,899      3,999,358     6,879,774        27,401,616     2,839,627
                                                         -----------     ----------    ----------    --------------   -----------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee .............................    1,077,532        334,970       576,545         1,552,924     1,971,803
  Custodian fees ......................................       39,522         19,859        37,529            36,165        40,669
  Distribution fees--Class IB .........................      198,786         10,449            --           136,252        64,479
  Printing and mailing expenses .......................       51,666          6,466        11,082            23,557        35,617
  Professional fees ...................................        5,861          1,300         2,104             4,798         6,689
  SEC registration fees ...............................        5,135            435           283               363         2,114
  Trustees' fees ......................................        6,743          1,492         2,418             5,524         6,698
  Miscellaneous .......................................        5,043          1,666         2,259             4,254         5,652
                                                         -----------     ----------    ----------    --------------   -----------
   Total expenses .....................................    1,390,288        376,637       632,220         1,763,837     2,133,721
                                                         -----------     ----------    ----------    --------------   -----------
NET INVESTMENT INCOME (LOSS) ..........................   15,798,611      3,622,721     6,247,554        25,637,779       705,906
                                                         -----------     ----------    ----------    --------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $37,488,198 and
   $60,405,244 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios, respectively) .........        5,716        597,209     2,084,447        12,013,116    55,405,605
  On options written ..................................           --             --            --                --            --
  On foreign currency transactions ....................           --             --        80,060                --            --
  On futures contracts ................................           --             --            --                --            --
                                                         -----------     ----------    ----------    --------------   -----------
 Realized gain (loss)--net ............................        5,716        597,209     2,164,507        12,013,116    55,405,605
                                                         -----------     ----------    ----------    --------------   -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities .......................................       52,377         45,386       514,987       (15,981,192)   24,241,334
  On options written ..................................           --             --            --                --            --
  On foreign currency transactions ....................           --             --      (227,036)               --            --
  On futures contracts ................................           --             --            --                --            --
                                                         -----------     ----------    ----------    --------------   -----------
 Unrealized appreciation/depreciation--net ............       52,377         45,386       287,951       (15,981,192)   24,241,334
                                                         -----------     ----------    ----------    --------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ..............       58,093        642,595     2,452,458        (3,968,076)   79,646,939
                                                         -----------     ----------    ----------    --------------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ............  $15,856,704     $4,265,316    $8,700,012    $   21,669,703   $80,352,845
                                                         ===========     ==========    ==========    ==============   ===========

---------
* Net of foreign taxes withheld on dividends of $360, $209,666, $937,306, $289,760, $31,155, $313,839 and $412,901 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $14,125 and $27 for the Alliance Quality Bond and Alliance Conservative Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                                       ALLIANCE
  ALLIANCE          ALLIANCE          ALLIANCE         ALLIANCE       AGGRESSIVE
EQUITY INDEX      COMMON STOCK         GLOBAL       INTERNATIONAL        STOCK
  PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
------------     --------------     ------------    ------------    ------------
$  8,751,172     $   48,277,033     $ 10,169,471    $  2,279,671    $ 10,237,855
     657,061         25,412,523        1,756,668         373,160       6,590,069
------------     --------------     ------------    ------------    ------------
   9,408,233         73,689,556       11,926,139       2,652,831      16,827,924
------------     --------------     ------------    ------------    ------------

   1,934,555         19,223,982        4,286,605         965,714      13,171,775
      77,439            214,831          346,310         163,414         115,311
         212            435,664           34,231           5,351         124,960
      62,717            562,232           89,120          18,810         278,423
      10,919            101,371           12,905           2,056          48,475
       3,076                 --            1,782             344              --
      12,568            116,486           14,831           2,367          55,646
       8,783             75,702           10,250           2,226          36,569
------------     --------------     ------------    ------------    ------------
   2,110,269         20,730,268        4,796,034       1,160,282      13,831,159
------------     --------------     ------------    ------------    ------------
   7,297,964         52,959,288        7,130,105       1,492,549       2,996,765
------------     --------------     ------------    ------------    ------------






     981,368        597,816,821       43,198,396       3,323,489     209,741,458
          --        200,176,533               --              --              --
       3,916           (545,628)       7,113,378       2,319,183              --
     514,350                 --               --              --              --
------------     --------------     ------------    ------------    ------------
   1,499,634        797,447,726       50,311,774       5,642,672     209,741,458
------------     --------------     ------------    ------------    ------------
 174,035,360        971,110,313      140,117,591      19,418,617     207,855,418
          --        (39,597,401)              --              --              --
     (10,468)            (2,106)      (5,536,764)     (1,896,302)             --
     135,650                 --               --              --              --
------------     --------------     ------------    ------------    ------------
 174,160,542        931,510,806      134,580,827      17,522,315     207,855,418
------------     --------------     ------------    ------------    ------------
 175,660,176      1,728,958,532      184,892,601      23,164,987     417,596,876
------------     --------------     ------------    ------------    ------------
$182,958,140     $1,781,917,820     $192,022,706    $ 24,657,536    $420,593,641
============     ==============     ============    ============    ============


  ALLIANCE       ALLIANCE                        ALLIANCE
 SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
   GROWTH        INVESTORS       BALANCED       INVESTORS
 PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------    -----------    ------------    ------------
$   540,094    $   566,313    $  5,256,888    $  7,265,820
    561,871      6,970,891      26,606,757      16,880,375
-----------    -----------    ------------    ------------
  1,101,965      7,537,204      31,863,645      24,146,195
-----------    -----------    ------------    ------------

    969,884        776,925       3,707,577       4,568,488
     51,516         63,712         169,878         217,119
     83,905         12,335              --          59,363
     10,996         18,191         100,727         106,530
      1,914          3,167          17,537          17,254
        365            103              --           2,110
      2,208          3,639          20,145          19,567
      2,120          3,047          13,678          13,468
-----------    -----------    ------------    ------------
  1,122,908        881,119       4,029,542       5,003,899
-----------    -----------    ------------    ------------
    (20,943)     6,656,085      27,834,103      19,142,296
-----------    -----------    ------------    ------------






  5,893,550     10,465,503      85,450,806      90,178,851
         --             --              --              --
         --        111,727       1,793,696       3,105,086
         --             --              --              --
-----------    -----------    ------------    ------------
  5,893,550     10,577,230      87,244,502      93,283,937
-----------    -----------    ------------    ------------
  6,869,916      7,999,888      74,220,198      84,896,882
         --             --              --              --
         --       (149,483)     (1,550,173)     (2,632,029)
         --             --              --              --
-----------    -----------    ------------    ------------
  6,869,916      7,850,405      72,670,025      82,264,853
-----------    -----------    ------------    ------------
 12,763,466     18,427,635     159,914,527     175,548,790
-----------    -----------    ------------    ------------
$12,742,523    $25,083,720    $187,748,630    $194,691,086
===========    ===========    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       ALLIANCE
                                                                      ALLIANCE                  INTERMEDIATE GOVERNMENT
                                                               MONEY MARKET PORTFOLIO            SECURITIES PORTFOLIO
                                                           -------------------------------   -----------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                                ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                              JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                1998             1997             1998            1997
                                                           --------------   --------------   -------------   -------------
                                                             (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..................................  $   15,798,611   $   24,630,559   $   3,622,721   $   5,754,750
 Realized gain--net .....................................           5,716           57,662         597,209         995,258
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ...........................          52,377          (45,650)         45,386         715,736
                                                           --------------   --------------   -------------   -------------
 Net increase in net assets from operations .............      15,856,704       24,642,571       4,265,316       7,465,744
                                                           --------------   --------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..................     (11,198,129)     (21,721,933)     (3,268,366)     (5,646,086)
  Distributions from realized gains .....................              --          (30,365)             --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IA dividends and distributions .............     (11,198,129)     (21,752,298)     (3,268,366)     (5,646,086)
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Dividends from net investment income ..................      (4,125,844)      (2,801,881)       (244,778)        (90,108)
  Distributions from realized gains .....................              --           (7,892)             --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IB dividends and distributions .............      (4,125,844)      (2,809,773)       (244,778)        (90,108)
                                                           --------------   --------------   -------------   -------------
 Decrease in net assets from dividends and
  distributions .........................................     (15,323,973)     (24,562,071)     (3,513,144)     (5,736,194)
                                                           --------------   --------------   -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ...........................................     606,267,336      902,735,892      35,505,905      40,498,885
  Shares issued in reinvestment of dividends and
    distributions .......................................      11,198,129       21,752,298       3,268,366       5,646,086
  Shares redeemed .......................................    (605,852,774)    (938,706,582)    (18,171,109)    (21,146,992)
                                                           --------------   --------------   -------------   -------------
 Total Class IA transactions ............................      11,612,691      (14,218,392)     20,603,162      24,997,979
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Shares sold ...........................................     138,722,667      158,089,618       8,028,072       5,061,316
  Shares issued in reinvestment of dividends and
    distributions .......................................       4,125,844        2,809,773         244,778          90,108
  Shares redeemed .......................................     (54,051,818)     (39,732,243)       (519,149)        (97,482)
                                                           --------------   --------------   -------------   -------------
 Total Class IB transactions ............................      88,796,693      121,167,148       7,753,701       5,053,942
                                                           --------------   --------------   -------------   -------------
 Net increase in net assets derived from share
  transactions ..........................................     100,409,384      106,948,756      28,356,863      30,051,921
                                                           --------------   --------------   -------------   -------------
INCREASE IN NET ASSETS ..................................     100,942,115      107,029,256      29,109,035      31,781,471
NET ASSETS, BEGINNING OF PERIOD .........................     573,635,450      466,606,194     120,165,896      88,384,425
                                                           --------------   --------------   -------------   -------------
NET ASSETS, END OF PERIOD* ..............................  $  674,577,565   $  573,635,450   $ 149,274,931   $ 120,165,896
                                                           ==============   ==============   =============   =============

----------
* Including accumulated undistributed (overdistributed) net investment income of $624,574 and $149,936 for the Alliance Money Market Portfolio; $127,133 and $17,556 for the Alliance Intermediate Government Securities Portfolio; $533,623 and $321,561 for the Alliance Quality Bond Portfolio; $847,232 and $29,459 for the Alliance High Yield Portfolio; $54,531 and $(7,871) for the Alliance Growth and Income Portfolio; $(335,830) and $(17,221) for the Alliance Equity Index Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

See Notes to Financial Statements.

                                                                           ALLIANCE
            ALLIANCE                       ALLIANCE                   GROWTH AND INCOME                    ALLIANCE
     QUALITY BOND PORTFOLIO          HIGH YIELD PORTFOLIO                 PORTFOLIO                 EQUITY INDEX PORTFOLIO
 -----------------------------  ------------------------------  -----------------------------   -------------------------------
   SIX MONTHS                     SIX MONTHS                      SIX MONTHS                      SIX MONTHS
     ENDED         YEAR ENDED        ENDED         YEAR ENDED       ENDED         YEAR ENDED         ENDED          YEAR ENDED
    JUNE 30,      DECEMBER 31,     JUNE 30,       DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,        DECEMBER 31,
      1998            1997           1998             1997           1998            1997            1998              1997
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
  (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)                      (UNAUDITED)
 $  6,247,554    $  11,009,665  $  25,637,779    $  29,463,188  $     705,906   $   3,994,742   $    7,297,964    $   9,754,995
    2,164,507        5,117,055     12,013,116       19,038,590     55,405,605      40,626,845        1,499,634        3,560,666


      287,951         (291,468)   (15,981,192)       2,081,485     24,241,334      45,313,202      174,160,542      159,119,452
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
    8,700,012       15,835,252     21,669,703       50,583,263     80,352,845      89,934,789      182,958,140      172,435,113
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   (6,035,492)     (11,132,504)   (19,212,202)     (26,828,709)      (627,795)     (3,997,147)      (7,615,708)     (10,027,043)
           --               --             --      (13,814,454)            --     (31,316,552)              --       (3,323,415)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   (6,035,492)     (11,132,504)   (19,212,202)     (40,643,163)      (627,795)    (35,313,699)      (7,615,708)     (13,350,458)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     (5,607,804)      (2,657,724)       (15,709)        (65,287)            (865)            (648)
           --               --             --       (2,518,666)            --      (1,815,517)              --             (392)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     (5,607,804)      (5,176,390)       (15,709)     (1,880,804)            (865)          (1,040)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------

   (6,035,492)     (11,132,504)   (24,820,006)     (45,819,553)      (643,504)    (37,194,503)      (7,616,573)     (13,351,498)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   36,271,825       49,175,799    124,960,084      161,350,185    161,448,035     251,418,234      291,926,135      450,997,869

    6,035,492       11,132,504     19,212,202       40,643,163        627,795      35,313,699        7,615,708       13,350,458
   (5,528,298)     (16,801,045)   (49,192,842)     (52,652,236)   (18,588,683)    (17,464,089)     (21,275,572)     (66,043,438)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   36,779,019       43,507,258     94,979,444      149,341,112    143,487,147     269,267,844      278,266,271      398,304,889
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     87,610,819       63,018,257     37,292,667      31,791,055           98,281          137,857

           --               --      5,607,804        5,176,390         15,709       1,880,804              865            1,040
           --               --     (1,043,038)        (534,056)    (2,756,581)         (4,484)          (6,496)         (35,558)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     92,175,585       67,660,591     34,551,795      33,667,375           92,650          103,339
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------

   36,779,019       43,507,258    187,155,029      217,001,703    178,038,942     302,935,219      278,358,921      398,408,228
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   39,443,539       48,210,006    184,004,726      221,765,413    257,748,283     355,675,505      453,700,488      557,491,843
  203,233,478      155,023,472    421,810,878      200,045,465    587,755,893     232,080,388      943,741,024      386,249,181
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
 $242,677,017    $ 203,233,478  $ 605,815,604    $ 421,810,878  $ 845,504,176   $ 587,755,893   $1,397,441,512    $ 943,741,024
 ============    =============  =============    =============  =============   =============   ==============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                        ALLIANCE                            ALLIANCE
                                                                 COMMON STOCK PORTFOLIO                 GLOBAL PORTFOLIO
                                                            ---------------------------------   ---------------------------------
                                                               SIX MONTHS                         SIX MONTHS
                                                                 ENDED            YEAR ENDED         ENDED           YEAR ENDED
                                                                JUNE 30,         DECEMBER 31,      JUNE 30,         DECEMBER 31,
                                                                  1998               1997            1998               1997
                                                            ---------------    --------------   --------------     --------------
                                                              (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ...........................   $    52,959,288    $   55,815,739   $    7,130,105     $   11,050,762
 Realized gain--net .....................................       797,447,726       983,715,133       50,311,774        101,771,496
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ...........................       931,510,806     1,046,218,790      134,580,827         14,062,715
                                                            ---------------    --------------   --------------     --------------
 Net increase (decrease) in net assets from operations ..     1,781,917,820     2,085,749,662      192,022,706        126,884,973
                                                            ---------------    --------------   --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..................       (49,037,339)      (43,806,963)      (6,619,319)       (23,003,562)
  Distributions from realized gains .....................                --      (700,688,717)              --        (76,503,591)
                                                            ---------------    --------------   --------------     --------------
 Total Class IA dividends and distributions .............       (49,037,339)     (744,495,680)      (6,619,319)       (99,507,153)
                                                            ---------------    --------------   --------------     --------------
 Class IB:
  Dividends from net investment income ..................        (1,302,834)         (241,911)        (103,291)          (319,694)
  Distributions from realized gains .....................                --       (16,923,582)              --         (1,359,092)
                                                            ---------------    --------------   --------------     --------------
 Total Class IB dividends and distributions .............        (1,302,834)      (17,165,493)        (103,291)        (1,678,786)
                                                            ---------------    --------------   --------------     --------------
 Decrease in net assets from dividends and
  distributions .........................................       (50,340,173)     (761,661,173)      (6,722,610)      (101,185,939)
                                                            ---------------    --------------   --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ...........................................       582,504,721     1,034,152,489       81,330,779        241,147,160
  Shares issued in reinvestment of dividends and
    distributions .......................................        49,037,339       744,495,680        6,619,319         99,507,153
  Shares redeemed .......................................      (327,261,325)     (394,260,503)     (71,936,237)      (159,826,842)
                                                            ---------------    --------------   --------------     --------------
 Total Class IA transactions ............................       304,280,735     1,384,387,666       16,013,861        180,827,471
                                                            ---------------    --------------   --------------     --------------
 Class IB:
  Shares sold ...........................................       217,962,415       209,141,659       10,672,596         21,767,932
  Shares issued in reinvestment of dividends and
    distributions .......................................         1,302,834        17,165,493          103,291          1,678,786
  Shares redeemed .......................................        (2,057,383)         (643,153)      (1,140,765)        (1,917,712)
                                                            ---------------    --------------   --------------     --------------
 Total Class IB transactions ............................       217,207,866       225,663,999        9,635,122         21,529,006
                                                            ---------------    --------------   --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ....................................       521,488,601     1,610,051,665       25,648,983        202,356,477
                                                            ---------------    --------------   --------------     --------------
INCREASE IN NET ASSETS ..................................     2,253,066,248     2,934,140,154      210,949,079        228,055,511
NET ASSETS, BEGINNING OF PERIOD .........................     9,560,773,733     6,626,633,579    1,225,386,995        997,331,484
                                                            ---------------    --------------   --------------     --------------
NET ASSETS, END OF PERIOD* ..............................   $11,813,839,981    $9,560,773,733   $1,436,336,074     $1,225,386,995
                                                            ===============    ==============   ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $11,560,589 and $8,941,474 for the Alliance Common Stock Portfolio; $858,582 and $451,087 for the Alliance Global Portfolio; $(1,240,414) and $(1,256,432) for the Alliance International Portfolio; $372,365 and $(113,631) for the Alliance Aggressive Stock Portfolio; $(38,218) and $(461) for the Alliance Small Cap Growth Portfolio; $304,552 and $35,314 for the Alliance Conservative Investors Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

**    Commencement of Operations.

See Notes to Financial Statements.

                                                                                 ALLIANCE                       ALLIANCE
           ALLIANCE                             ALLIANCE                     SMALL CAP GROWTH            CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO            AGGRESSIVE STOCK PORTFOLIO                PORTFOLIO                     PORTFOLIO
---------------------------------  ---------------------------------  ------------------------------  ----------------------------
   SIX MONTHS                         SIX MONTHS                         SIX MONTHS    MAY 1, 1997**    SIX MONTHS
     ENDED           YEAR ENDED         ENDED          YEAR ENDED          ENDED             TO           ENDED        YEAR ENDED
    JUNE 30,        DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
      1998              1997             1998             1997              1998            1997           1998           1997
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
  (UNAUDITED)                        (UNAUDITED)                        (UNAUDITED)                    (UNAUDITED)
$     1,492,549   $     1,609,964  $    2,996,765  $       4,499,773  $       (20,943) $      16,358  $   6,656,085  $  12,201,104
      5,642,672         8,394,226     209,741,458        523,431,192        5,893,550      1,627,719     10,577,230     13,986,324


     17,522,315       (15,340,188)    207,855,418        (75,825,667)       6,869,916        743,694      7,850,405     10,167,050
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     24,657,536        (5,335,998)    420,593,641        452,105,298       12,742,523      2,387,771     25,083,720     36,354,478
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     (1,448,691)       (5,505,067)     (2,510,769)        (6,323,032)         (16,814)       (16,325)    (6,168,897)   (11,954,796)
             --        (9,560,102)             --       (381,316,889)              --     (2,163,100)            --     (9,269,071)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     (1,448,691)      (15,065,169)     (2,510,769)      (387,639,921)         (16,814)    (2,179,425)    (6,168,897)   (21,223,867)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
        (27,840)          (69,625)             --             (8,975)              --           (904)      (217,950)       (74,433)
             --          (161,535)             --         (6,038,166)              --     (1,071,973)            --       (163,419)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
        (27,840)         (231,160)             --         (6,047,141)              --     (1,072,877)      (217,950)      (237,852)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------

     (1,476,531)      (15,296,329)     (2,510,769)      (393,687,062)         (16,814)    (3,252,302)    (6,386,847)   (21,461,719)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
    301,299,398       204,985,168     679,702,253      1,331,662,733      324,061,412    154,901,196     21,074,658     34,060,741

      1,448,691        15,065,169       2,510,769        387,639,921           16,814      2,179,425      6,168,897     21,223,868
   (297,899,664)     (161,266,462)   (788,017,824)    (1,058,223,800)    (241,211,978)   (62,293,798)   (21,760,696)   (44,876,250)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      4,848,425        58,783,875    (105,804,802)       661,078,854       82,866,248     94,786,823      5,482,859     10,408,359
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      2,738,724         3,841,704      48,764,071         72,451,903       40,867,118     46,064,536      9,455,443      5,707,042

         27,840           231,160              --          6,047,141               --      1,072,877        217,950        237,851
       (839,686)         (234,071)     (1,884,146)          (608,248)        (823,146)       (60,253)      (382,768)      (107,498)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      1,926,878         3,838,793      46,879,925         77,890,796       40,043,972     47,077,160      9,290,625      5,837,395
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------

      6,775,303        62,622,668     (58,924,877)       738,969,650      122,910,220    141,863,983     14,773,484     16,245,754
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     29,956,308        41,990,341     359,157,995        797,387,886      135,635,929    140,999,452     33,470,357     31,138,513
    193,897,176       151,906,835   4,663,257,303      3,865,869,417      140,999,452             --    313,540,914    282,402,401
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
$   223,853,484   $   193,897,176  $5,022,415,298  $   4,663,257,303  $   276,635,381  $ 140,999,452  $ 347,011,271  $ 313,540,914
===============   ===============  ==============  =================  ===============  =============  =============  =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

                                                                                                          ALLIANCE
                                                                     ALLIANCE                          GROWTH INVESTORS
                                                                BALANCED PORTFOLIO                         PORTFOLIO
                                                        ---------------------------------     ---------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                             ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                           JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                             1998               1997               1998               1997
                                                        --------------     --------------     --------------     --------------
                                                          (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................   $   27,834,103     $   55,060,063     $   19,142,296     $   32,794,295
 Realized gain--net .................................       87,244,502        113,021,038         93,283,937        121,986,091
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................       72,670,025         65,873,768         82,264,853         78,749,885
                                                        --------------     --------------     --------------     --------------
 Net increase in net assets from operations .........      187,748,630        233,954,869        194,691,086        233,530,271
                                                        --------------     --------------     --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............      (27,029,082)       (54,844,131)       (18,029,318)       (37,426,355)
  Distributions from realized gains .................               --        (84,244,038)                --        (84,649,354)
                                                        --------------     --------------     --------------     --------------
 Total Class IA dividends and distributions .........      (27,029,082)      (139,088,169)       (18,029,318)      (122,075,709)
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Dividends from net investment income ..............               --                 --           (462,315)          (527,651)
  Distributions from realized gains .................               --                 --                 --         (1,840,006)
                                                        --------------     --------------     --------------     --------------
 Total Class IB dividends and distributions .........               --                 --           (462,315)        (2,367,657)
                                                        --------------     --------------     --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................      (27,029,082)      (139,088,169)       (18,491,633)      (124,443,366)
                                                        --------------     --------------     --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................       42,639,308         64,626,322         72,166,680        177,931,189
  Shares issued in reinvestment of dividends and
    distributions ...................................       27,029,082        139,088,169         18,029,318        122,075,709
  Shares redeemed ...................................      (68,609,756)      (212,348,166)       (41,117,222)       (80,173,883)
                                                        --------------     --------------     --------------     --------------
 Total Class IA transactions ........................        1,058,634         (8,633,675)        49,078,776        219,833,015
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Shares sold .......................................               --                 --         22,661,408         34,376,432
  Shares issued in reinvestment of dividends and
    distributions ...................................               --                 --            462,315          2,367,657
  Shares redeemed ...................................               --                 --         (2,890,624)        (1,660,277)
                                                        --------------     --------------     --------------     --------------
 Total Class IB transactions ........................               --                 --         20,233,099         35,083,812
                                                        --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................        1,058,634         (8,633,675)        69,311,875        254,916,827
                                                        --------------     --------------     --------------     --------------
INCREASE IN NET ASSETS ..............................      161,778,182         86,233,025        245,511,328        364,003,732
NET ASSETS, BEGINNING OF PERIOD .....................    1,724,088,529      1,637,855,504      1,666,118,715      1,302,114,983
                                                        --------------     --------------     --------------     --------------
NET ASSETS, END OF PERIOD* ..........................   $1,885,866,711     $1,724,088,529     $1,911,630,043     $1,666,118,715
                                                        ==============     ==============     ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $889,029 and $84,008 for the Alliance Balanced Portfolio; $(813,185) and $(1,463,848) for the Alliance Growth Investors Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
---------------------------------------------------------------------------------------------
                                                                                    EFFECTIVE
                                                     PRINCIPAL         VALUE         ANNUAL
                                                       AMOUNT         (NOTE 1)       YIELD*
---------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.3%)
Chase Manhattan Corp.
 Due 08/28/98 ..................................    $ 2,000,000     $ 1,980,828        5.57%
                                                                    -----------
CERTIFICATES OF DEPOSIT
Barclays Bank
 Due 08/25/98 ..................................     10,000,000      10,000,498        5.83
Rabobank Nederland N.V.
 Due 04/27/99 ..................................      3,500,000       3,503,687        5.82
Royal Bank of Canada, New York
 Due 02/24/99 ..................................      9,000,000       8,989,759        5.78
Swiss Bank Corp.
 Due 03/24/99 ..................................     25,000,000      24,997,038        5.65
Westdeutsche Landesbank
 Due 07/31/98 ..................................      5,000,000       4,999,934        5.78
                                                                    -----------
  TOTAL CERTIFICATES OF DEPOSIT (7.8%) .........                     52,490,916
                                                                    -----------
COMMERCIAL PAPER
Barton Capital Corp.:
 Due 07/06/98 ..................................      3,985,000       3,981,922        5.60
 Due 07/24/98 ..................................      6,719,000       6,695,218        5.62
Bavaria Universal Funding Corp.
 Due 09/29/98 ..................................     25,000,000      24,655,625        5.62
Corporate Asset Funding Co.
 Due 08/17/98 ..................................     16,700,000      16,579,212        5.58
Corporate Asset Securitization Australia
 Due 08/05/98 ..................................      3,000,000       2,983,900        5.63
Clipper Receivables Corp.
 Due 08/12/98 ..................................     23,184,000      23,034,695        5.62
Concord Minuteman Capital Corp.
 Due 08/17/98 ..................................     25,000,000      24,817,222        5.64
CXC, Inc.
 Due 08/12/98 ..................................     10,000,000       9,935,366        5.59
Four Winds Funding Corp.
 Due 07/14/98 ..................................     25,000,000      24,949,805        5.61
Grand Funding Corp.
 Due 08/28/98 ..................................     25,000,000      24,777,665        5.63
Greenwich Asset Funding, Inc.
 Due 07/01/98 ..................................     25,000,000      25,000,000        5.54
International Securitization
 Due 08/17/98 ..................................     17,400,000      17,274,603        5.64
Lexington Capital Corp.
 Due 07/01/98 ..................................     25,000,000      25,000,000        5.60
Old Line Funding Corp.
 Due 08/12/98 ..................................     24,000,000      23,845,440        5.69
Park Avenue Receivables:
 Due 07/14/98 ..................................      3,078,000       3,071,820        5.66
 Due 08/17/98 ..................................     25,000,000      24,819,833        5.61
Premium Funding, Inc.
 Due 07/27/98 ..................................     14,900,000      14,840,382        5.64

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                                          EFFECTIVE
                                                        PRINCIPAL           VALUE          ANNUAL
                                                         AMOUNT           (NOTE 1)         YIELD*
-----------------------------------------------------------------------------------------------------
Rose Funding Ltd.
 Due 08/26/98 ....................................    $25,101,000       $ 24,885,465     5.65%
Salomon Smith Barney Holdings, Inc.
 Due 08/12/98 ....................................     25,000,000         24,837,833     5.59
Sheffield Receivable Corp.:
 Due 08/17/98 ....................................      6,000,000          5,956,760     5.65
 Due 08/17/98 ....................................     19,400,000         19,260,190     5.64
Sigma Finance Corp.
 Due 11/12/98 ....................................      4,976,000          4,874,501     5.62
SPARC EM Ltd.:
 Due 08/12/98 ....................................     20,000,000         19,871,200     5.58
 Due 08/26/98 ....................................      5,000,000          4,957,067     5.63
Thames Asset Global Securitization No. 1, Inc.
 Due 09/08/98 ....................................     15,000,000         14,842,163     5.61
Three Rivers Funding Corp.
 Due 07/22/98 ....................................     16,278,000         16,225,394     5.64
Westways Funding Ltd.
 Due 08/05/98 ....................................     22,910,000         22,786,158     5.62
Windmill Funding Corp.
 Due 08/26/98 ....................................     25,115,000         24,899,345     5.63
Wood Street Funding
 Due 07/22/98 ....................................     16,478,000         16,424,746     5.65
                                                                        ------------
  TOTAL COMMERCIAL PAPER (73.6%) .................                       496,083,530
                                                                        ------------
U.S. GOVERNMENT AGENCIES (3.7%)
Federal Home Loan Bank
 Due 03/17/99 ....................................     25,000,000         25,090,215     5.72
                                                                        ------------
VARIABLE RATE SECURITIES
CC (USA), Inc.
 Due 10/27/98(a) .................................     20,000,000         20,003,294     5.74
Federal Farm Credit Bank
 Due 10/01/98(a) .................................     20,000,000         20,000,000     5.50
General Electric Capital Corp., Series 1
 Due 06/04/99(a) .................................     25,000,000         24,999,470     5.58
SMM Trust, Series 1998-B
 Due 03/05/99(a)+ ................................     15,000,000         14,999,943     5.66
Wachovia Bank and Trust Co. NA
 Due 02/19/99(a) .................................     20,000,000         19,998,502     5.58
                                                                        ------------
  TOTAL VARIABLE RATE SECURITIES (14.8%) .........                       100,001,209
                                                                        ------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (100.2%)
 (Amortized Cost $675,482,450) ...................                       675,646,698
OTHER ASSETS LESS LIABILITIES (-0.2%) ............                        (1,069,133)
                                                                        ------------
NET ASSETS (100.0%) ..............................                      $674,577,565
                                                                        ============

----------
*     Based on market values at the close of business on June 30, 1998.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1998, this security amounted to $14,999,943 or 2.2% of net assets.

(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

----------------------------------------------------------------------
                                         PRINCIPAL           VALUE
                                          AMOUNT           (NOTE 1)
----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (4.0%)
Advanta Credit Card Master
  Trust Series 1996-CA
  5.8075%, 11/15/03 (a) ...........    $ 3,025,000       $  3,024,032
IMC Home Equity Loan Trust
  Series 1998-4A
  5.8163%, 08/20/29 (a) ...........      3,000,000          2,999,062
                                                         ------------
                                                            6,023,094
                                                         ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Allied Capital Commercial
  Mortgage Trust
  6.31%, 09/25/03 .................      4,291,871          4,263,716
Federal National Mortgage
  Association Series 1997-M8
  6.94%, 01/25/22 .................      3,901,363          4,024,490
Residential Funding Mortgage
  Securities, Inc. Series 1993-S11
  7.25%, 03/25/23 .................        650,411            648,786
                                                         ------------
                                                            8,936,992
                                                         ------------
MORTGAGE RELATED (9.4%)
Federal Home Loan Mortgage
  Corp. GOLD
  9.5%, 01/01/20 ..................          4,847              5,246
Federal National Mortgage
  Association:
  9.0%, 02/15/20 ..................      7,065,359          7,573,217
  30 Year TBA 6.5%, 06/01/28 ......      6,450,000          6,421,736
                                                         ------------
                                                           14,000,199
                                                         ------------
U.S. GOVERNMENT & AGENCIES (71.7%)
Federal Farm Credit Corp.
  6.29%, 08/25/04 .................      4,700,000          4,829,377
Federal Home Loan Bank:
  5.5%, 01/10/01 ..................      4,500,000          4,479,975
  5.77%, 02/03/04 .................      6,430,000          6,444,577
Federal National Mortgage
  Association
  5.75%, 04/15/03 .................      9,850,000          9,876,398


----------------------------------------------------------------------
                                         PRINCIPAL           VALUE
                                          AMOUNT           (NOTE 1)
----------------------------------------------------------------------
Tennessee Valley Authority
  6.5%, 08/20/01 ..................    $ 5,400,000       $  5,524,848
U.S. Treasury:
  5.375% Note, 01/31/00 ...........      9,575,000          9,551,063
  5.5% Note, 03/31/00 .............      8,525,000          8,522,340
  5.75% Note, 11/15/00 ............      2,500,000          2,512,500
  5.625% Note, 05/15/01 ...........     15,500,000         15,545,972
  6.125% Note, 12/31/01 ...........      6,800,000          6,921,128
  6.25% Note, 06/30/02 ............      5,500,000          5,635,784
  5.5% Note, 03/31/03 .............      7,000,000          6,995,625
  11.875% Bond, 11/15/03 ..........      6,300,000          8,119,125
  6.625% Note, 05/15/07 ...........     11,150,000         11,982,771
                                                         ------------
                                                          106,941,483
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (91.1%)
 (Amortized Cost $134,519,477)                            135,901,768
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 .............     11,100,000         11,100,000
  5.5%, due 07/23/98 ..............      3,000,000          2,989,953
Federal National Mortgage
  Association
  5.51%, due 07/21/98 .............      4,000,000          3,987,756
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (12.1%)                   18,077,709
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (12.1%)
 (Amortized Cost $18,077,709) .....                        18,077,709
                                                         ------------
TOTAL INVESTMENTS (103.2%)
 (Amortized Cost $152,597,186)                            153,979,477
OTHER ASSETS LESS LIABILITIES (-3.2%)                      (4,704,546)
                                                         ------------
NET ASSETS (100.0%) ...............                     $149,274,931
                                                        =============

----------
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.1%)
CHEMICALS
Reliance Industries Ltd.
  10.375%, 06/24/16+ ...............    $ 5,500,000       $ 5,187,815
                                                         ------------
CONSUMER CYCLICALS (2.3%)
HOUSEHOLD FURNITURE, APPLIANCES
Sony Corp.
  6.125%, 03/04/03 .................      5,500,000         5,512,814
                                                         ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Tele-Communications, Inc.
  9.8%, 02/01/12 ...................      6,530,000         8,399,604
Time Warner Entertainment Co.
  8.375%, 03/15/23 .................      5,700,000         6,676,467
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 .................      2,450,000         2,808,141
                                                         ------------
  TOTAL CONSUMER NONCYCLICALS (7.4%)                       17,884,212
                                                         ------------
CREDIT SENSITIVE
BANKS (1.8%)
Chase Manhattan Corp.
  6.375%, 04/01/08 .................      4,500,000         4,507,470
                                                         ------------
UTILITY--ELECTRIC (2.6%)
Dominion Resources Capital
  Trust I
  7.83%, 12/01/27 ..................      5,925,000         6,243,172
                                                         ------------
  TOTAL CREDIT SENSITIVE (4.4%) ....                       10,750,642
                                                         ------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp.:
  7.0%, 09/01/11 ...................      6,177,747         6,287,791
  7.0%, 02/01/13 ...................      4,797,243         4,882,697
Federal National Mortgage
  Association:
  5.25%, 01/15/03 ..................     17,790,000        17,461,952
  6.5%, 06/01/11 ...................     10,741,645        10,802,014
  6.5%, 09/01/11 ...................      1,770,039         1,779,987
  6.5%, 05/01/13 ...................      4,951,323         4,979,150
  7.0%, 05/01/26 ...................      7,137,966         7,238,290
  7.0%, 03/01/27 ...................      1,791,943         1,817,138
  7.0%, 01/01/28 ...................     11,039,734        11,194,897


----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
----------------------------------------------------------------------
Government National Mortgage
  Association:
  7.5%, 12/15/25 ...................    $   935,032       $   960,455
  7.5%, 01/15/27 ...................      1,002,677         1,029,940
  7.5%, 04/15/27 ...................      1,412,012         1,450,405
  7.5%, 05/15/27 ...................      1,371,335         1,408,621
  7.5%, 06/15/27 ...................        938,091           963,598
  7.0%, 07/15/27 ...................      2,894,686         2,939,930
  7.5%, 09/15/27 ...................      1,376,612         1,414,042
  7.5%, 11/15/27 ...................        935,236           960,665
  7.0%, 02/15/28 ...................      8,700,120         8,836,102
  6.5%, 03/15/28 ...................      3,612,512         3,603,481
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (37.1%)
                                                           90,011,155
                                                         ------------
U.S. GOVERNMENT
U.S. Treasury:
  6.5% Note, 08/31/01 ..............     15,250,000        15,659,844
  6.5% Note, 05/31/02 ..............     17,165,000        17,733,591
  6.875% Note, 05/15/06 ............     13,500,000        14,622,187
  6.125% Bond, 11/15/27 ............     22,725,000        24,351,269
                                                         ------------
  TOTAL U.S. GOVERNMENT (29.8%)                            72,366,891
                                                         ------------
ENERGY (3.3%)
COAL & GAS PIPELINES
Williams Companies, Inc.
  6.125%, 02/01/01 .................      8,055,000         8,034,138
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (86.4%)
  (Amortized Cost $207,326,495).....                      209,747,667
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.
  5.85%, due 07/01/98 ..............      5,400,000         5,400,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 ...............     10,000,000         9,992,222
  5.51%, due 07/21/98 ..............      5,000,000         4,984,695
  5.48%, due 07/29/98 ..............      6,000,000         5,974,520
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (10.9%)                   26,351,437
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (10.9%)
  (Amortized Cost $26,351,437) .....                       26,351,437
                                                         ------------
TOTAL INVESTMENTS (97.3%)
  (Amortized Cost $233,677,932).....                      236,099,104
OTHER ASSETS
  LESS LIABILITIES (2.7%) ..........                        6,577,913
                                                         ------------
NET ASSETS (100.0%) ................                     $242,677,017
                                                         ============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1998, this security amounted to $5,187,815 or 2.1% of net assets.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
Pegasus Communications Corp.
  (Class A)* ...........................            3,384         $    79,524
                                                                  -----------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings, Inc.--
  Warrants (expire 05/01/02)* ..........           11,850              17,775
                                                                  -----------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ..................            3,500             210,000
                                                                  -----------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ ............................           37,500              18,750
                                                                  -----------
  TOTAL CONSUMER CYCLICALS (0.1%)                                     228,750
                                                                  -----------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
  Inc.--Warrants (expire
  06/30/03)* ...........................              618              61,028
                                                                  -----------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
  Warrants (expire 08/15/01)* ..........            2,000                   0
                                                                  -----------
  TOTAL CONSUMER
     NONCYCLICALS (0.0%) ...............                               61,028
                                                                  -----------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)* ..........            1,500               3,900
                                                                  -----------
TELECOMMUNICATIONS (0.1%)
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)* ..........           15,000                   0
Optel, Inc.* ...........................           10,000             400,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ..........            4,000                   0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ..........            6,500             195,000
                                                                  -----------
                                                                      595,000
                                                                  -----------
  TOTAL TECHNOLOGY (0.1%) ..............                              598,900
                                                                  -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (0.2%)
  (Cost $111,660) ......................                              985,977
                                                                  -----------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.8%)
HOUSEHOLD FURNITURE, APPLIANCES
Eagle-Picher Holdings
  0.0%(a)*+ ............................              900           5,130,000
                                                                  -----------
ENERGY (0.4%)
OIL--DOMESTIC
Chesapeake Energy Corp.
  7.0% Conv.+ ..........................           48,000           2,160,000
                                                                  -----------
TECHNOLOGY
TELECOMMUNICATIONS (3.7%)
Benedek Communications Corp.
  11.5%(b)+ ............................            3,000           3,000,000


------------------------------------------------------------------------------
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
------------------------------------------------------------------------------
Concentric Network Corp.
  13.5%(b)+ ............................            3,000         $ 3,000,000
Nextel Communications, Inc.
  (Class A)
  11.125%(b)*+ .........................            7,000           7,175,000
Rural Cellular Corp.
  11.375%(b)+ ..........................            5,000           5,000,000
21st Century Telecom Group
  13.75%(b) ............................            4,000           4,360,000
                                                                  -----------
  TOTAL TECHNOLOGY (3.7%) ..............                           22,535,000
                                                                  -----------
TOTAL PREFERRED STOCKS (4.9%)
  (Cost $29,810,580) ...................                           29,825,000
                                                                  -----------
                                                 PRINCIPAL
                                                  AMOUNT
                                                 --------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (0.4%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08+ ....................      $ 2,500,000           2,537,500
                                                                  -----------
METALS & MINING (2.7%)
AE1 Holding Co.
  10.0%, 11/15/07+ .....................        6,500,000           6,435,000
Glencore Nickel Proprietary Ltd.
  9.0%, 12/01/14+ ......................        4,000,000           3,840,000
P&L Coal Holdings Corp.
  9.625%, 05/15/08+ ....................        6,100,000           6,267,750
                                                                  -----------
                                                                   16,542,750
                                                                  -----------
PAPER (2.2%)
American Pad & Paper Co.
  (Series B)
  13.0%, 11/15/05 ......................        3,500,000           3,517,500
Millar Western Forest
  9.875%, 05/15/08+ ....................        6,500,000           6,337,500
Pen Tab Industries, Inc.
  10.875%, 02/01/07 ....................        3,500,000           3,465,000
                                                                  -----------
                                                                   13,320,000
                                                                  -----------
STEEL (0.5%)
Schuff Steel Co.
  10.5%, 06/01/08+ .....................        3,000,000           2,970,000
                                                                  -----------
  TOTAL BASIC MATERIALS (5.8%) .........                           35,370,250
                                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
ATC Group Services
  12.0%, 01/15/08+ .....................        5,500,000           5,060,000
                                                                  -----------
PRINTING, PUBLISHING &
  BROADCASTING (4.1%)
Central European Media
  Enterprises Ltd.
  9.375%, 08/15/04 .....................        6,000,000           5,805,000
Radio One, Inc.
  7.0%, 05/15/04(c) ....................        5,000,000           5,100,000
Regional Independent Media
  10.5%, 07/01/08+ .....................        3,000,000           3,045,000
Supercanal Holdings SA
  14.5%, 12/15/07+ .....................        1,760,350           1,760,350
Telemundo Group, Inc.
  7.0%, 02/15/06(c) ....................        8,235,000           8,842,331
                                                                  -----------
                                                                   24,552,681
                                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
PROFESSIONAL SERVICES (1.0%)
Employee Solutions, Inc.
  10.0%, 10/15/04 ....................   $3,250,000               $3,185,000
T/SF Communications Corp.
  (Series B)
  10.375%, 11/01/07 ..................    3,000,000                3,052,500
                                                                  ----------
                                                                   6,237,500
                                                                  ----------
TRUCKING, SHIPPING (2.6%)
Navigator Gas Transport
  10.5%, 06/30/07+ ...................    4,850,000                5,092,500
Stena Line AB
  10.625%, 06/01/08 ..................    6,000,000                6,075,000
TBS Shipping International Ltd.
  10.0%, 05/01/05+ ...................    4,700,000                4,277,000
                                                                  ----------
                                                                  15,444,500
                                                                  ----------
  TOTAL BUSINESS SERVICES (8.5%)                                  51,294,681
                                                                  ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (3.1%)
Cathay International Ltd.
  13.0%, 04/15/08+ ...................    8,000,000                7,040,000
GS Superhighway Holdings
  10.25%, 08/15/07+ ..................   10,000,000                7,112,500
MMI Products, Inc.
  11.25%, 04/15/07 ...................    4,000,000                4,380,000
                                                                  ----------
                                                                  18,532,500
                                                                  ----------
ELECTRICAL EQUIPMENT (1.5%)
Elgar Holdings
  9.875%, 02/01/08+ ..................    2,250,000                2,092,500
Trench Elec & Trench, Inc.
  10.25%, 12/15/07+ ..................    4,000,000                4,050,000
Wesco, Inc.
  Zero Coupon, 06/01/08(a)+ ..........    5,000,000                2,925,000
                                                                  ----------
                                                                   9,067,500
                                                                  ----------
MACHINERY (0.3%)
High Voltage Engineering
  10.5%, 08/15/04+ ...................    2,000,000                2,060,000
                                                                  ----------
  TOTAL CAPITAL GOODS (4.9%) .........                            29,660,000
                                                                  ----------
CONSUMER CYCLICALS
AIRLINES (0.8%)
Trans World Airlines
  11.375%, 03/01/06+ .................    5,000,000                5,006,250
                                                                  ----------
APPAREL, TEXTILE (0.5%)
NTEX, Inc.
  11.5%, 06/01/06+ ...................    3,000,000                2,970,000
                                                                  ----------
AUTO RELATED (1.7%)
Federal Mogul Corp.
  7.875%, 07/01/10 ...................    6,500,000                6,527,358
Safety Components
  International, Inc.
  10.125%, 07/15/07 ..................    3,500,000                3,675,000
                                                                  ----------
                                                                  10,202,358
                                                                  ----------
FOOD SERVICES, LODGING (1.3%)
Mastellone Hermanos SA
  11.75%, 04/01/08+ ..................    4,000,000                3,985,000
Romacorp, Inc.
  12.0%, 07/01/06+ ...................    4,000,000                4,060,000
                                                                  ----------
                                                                   8,045,000
                                                                  ----------

------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
HOUSEHOLD FURNITURE, APPLIANCES (2.1%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08+ .................   $6,700,000               $6,842,375
Sealy Mattress Co.
  9.875%, 12/15/07+ ..................    2,750,000                2,915,000
Spin Cycle, Inc.
  Zero Coupon, 05/01/05(a) ...........    4,000,000                2,820,000
                                                                  ----------
                                                                  12,577,375
                                                                  ----------
LEISURE RELATED (4.4%)
Discovery Zone
  13.5%, 08/01/02+ ...................    3,500,000                3,150,000
E&S Holdings Corp.
  10.375, 10/01/06 ...................    8,000,000                5,880,000
Hedstrom Corp.
  10.0%, 06/01/07+ ...................    6,000,000                6,150,000
Planet Hollywood
  International, Inc.
  12.0%, 04/01/05+ ...................    5,000,000                4,525,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ....................    3,000,000                2,910,000
Waterford Gaming LLC
  12.75%, 11/15/03 ...................    3,784,000                4,181,320
                                                                  ----------
                                                                  26,796,320
                                                                  ----------
RETAIL--GENERAL (1.1%)
Pantry, Inc.
  12.0%, 11/15/00 ....................    2,150,000                2,284,375
V2 Music Holdings
  Zero Coupon, 04/15/08(a) ...........    8,000,000                4,120,000
                                                                  ----------
                                                                   6,404,375
                                                                  ----------
  TOTAL CONSUMER CYCLICALS (11.9%)                                72,001,678
                                                                  ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
TM Group Holdings
  11.0%, 05/15/08+ ...................    4,000,000                4,095,000
                                                                  ----------
CONTAINERS (1.0%)
Anchor Glass
  11.25%, 04/01/05+ ..................    4,000,000                4,290,000
MVE, Inc.
  12.5%, 02/15/02 ....................    2,000,000                2,040,000
                                                                  ----------
                                                                   6,330,000
                                                                  ----------
FOODS (3.8%)
Grupo Azucarero Mexico
  11.5%, 01/15/05+ ...................    6,000,000                5,137,500
Imperial Holly Corp.
  9.75%, 12/15/07+ ...................   10,000,000               10,025,000
Specialty Foods Corp.
  11.125%, 10/01/02 ..................    8,000,000                8,000,000
                                                                  ----------
                                                                  23,162,500
                                                                  ----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Universal Hospital Services
  10.25%, 03/01/08+ ..................    4,000,000                4,000,000
                                                                  ----------
MEDIA & CABLE (0.6%)
HMV Media Group PLC
  10.25%, 05/15/08+ ..................    3,300,000                3,349,500
                                                                  ----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
RETAIL--FOOD (1.0%)
Digiorgio Corp.
  10.0%, 06/15/07 ...................   $6,000,000               $5,970,000
                                                                 ----------
  TOTAL CONSUMER
     NONCYCLICALS (7.8%) ............                            46,907,000
                                                                 ----------
CREDIT SENSITIVE
BANKS (1.1%)
Tokai Bank
  9.98%, 12/29/49+ ..................    7,000,000                6,475,000
                                                                 ----------
FINANCIAL SERVICES (1.7%)
Metris Companies, Inc.
  10.0%, 11/01/04+ ..................    8,000,000                8,360,000
Wilshire Financial Services
  Group (Series B)
  13.0%, 08/15/04 ...................    2,000,000                2,150,000
                                                                 ----------
                                                                 10,510,000
                                                                 ----------
  TOTAL CREDIT SENSITIVE (2.8%) .....                            16,985,000
                                                                 ----------
ENERGY
COAL & GAS PIPELINES (0.9%)
Chesapeake Energy Corp.
  9.625%, 05/01/05+ .................    5,200,000                5,213,000
                                                                 ----------
OIL--DOMESTIC (5.7%)
Bayard Drilling Technologies, Inc.
  11.0%, 06/30/08+ ..................    4,000,000                4,000,000
Doe Run Resources Corp.
  11.25%, 03/15/05+ .................    4,000,000                4,040,000
Michael Petroleum Corp.
  11.5%, 04/01/05+ ..................    3,000,000                3,000,000
Transamerican Energy
  11.5%, 06/15/02+ ..................   13,000,000               11,960,000
Trans-Resources, Inc.
  10.75%, 03/15/08+ .................    5,000,000                5,150,000
TransTexas Gas Corp.
  13.75%, 12/31/01 ..................    5,829,000                6,528,480
                                                                 ----------
                                                                 34,678,480
                                                                 ----------
OIL--INTERNATIONAL (1.6%)
Northern Offshore ASA
  10.0%, 05/15/05+ ..................    5,000,000                4,775,000
Petro Mexicanos
  9.25%, 03/30/18+ ..................    5,000,000                4,650,000
                                                                 ----------
                                                                  9,425,000
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    2,500,000                2,759,375
                                                                 ----------
RAILROADS (0.8%)
American Commercial Lines
  10.25%, 06/30/08+ .................    5,000,000                5,062,500
                                                                 ----------
  TOTAL ENERGY (9.4%) ...............                            57,138,355
                                                                 ----------
TECHNOLOGY
ELECTRONICS (3.9%)
CHS Electronics, Inc.
  9.875%, 04/15/05+ .................   10,000,000                9,825,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    8,500,000                8,287,500


------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
Interactive Systems, Inc.
  Zero Coupon, 08/01/03(a) ..........   $1,500,000               $  600,000
Sullivan Graphics, Inc.
  12.75%, 08/01/05 ..................    5,000,000                5,237,500
                                                                 ----------
                                                                 23,950,000
                                                                 ----------
TELECOMMUNICATIONS (28.0%)
American Mobile Satellite Corp.
  12.25%, 04/01/08 ..................    3,200,000                3,008,000
American Telecasting, Inc.
  Zero Coupon, 08/15/05(a) ..........    3,415,000                  751,300
Arch Communications, Inc.
  12.75%, 07/01/07+ .................    4,000,000                4,025,000
Dobson Wireline Co.
  12.25%, 06/15/08+ .................   10,000,000                9,700,000
DTI Holdings Inc.
  Zero Coupon, 03/01/08(a) ..........   10,000,000                5,400,000
EchoStar Communications Corp.
  12.50%, 07/01/02+ .................    7,000,000                7,857,500
Econophone, Inc.
  Zero Coupon, 02/15/08(a)+ .........   10,000,000                5,600,000
Esprit Telecom
  11.5%, 12/15/07 ...................    7,500,000                7,725,000
Exodus Communications, Inc.
  11.25%, 07/01/08+ .................    7,000,000                7,000,000
Firstworld Communications, Inc.
  Zero Coupon, 04/15/08(a)(d) .......    7,000,000                3,115,000
ICG Services, Inc.
  Zero Coupon, 05/01/08(a)+ .........   12,000,000                7,020,000
Ionica Group PLC
  Zero Coupon, 05/01/07(a) ..........   12,000,000                2,400,000
Iridium LLC/Capital Corp.
  (Class B) 14.0%, 07/15/05 .........   10,000,000               11,100,000
Knology Holdings, Inc.
  Zero Coupon, 10/15/07(a) ..........   11,000,000                6,490,000
Long Distance International, Inc.
  12.25%, 04/15/08 ..................    5,000,000                4,950,000
MTL, Inc.
  10.0%, 06/15/06+ ..................    3,500,000                3,465,000
Nextel International, Inc.
  Zero Coupon, 04/15/08(a)+ .........   10,000,000                5,750,000
Optel, Inc. (Series B)
  13.0%, 02/15/05 ...................   10,000,000               10,800,000
Orion Network Systems, Inc.
  11.25%, 01/15/07 ..................    4,000,000                4,500,000
Pathnet, Inc.
  12.25%, 04/15/08 ..................    5,000,000                5,300,000
Price Communications Wire
  9.125%, 12/15/06+ .................    6,700,000                6,691,625
Primus Telecommunications
  11.75%, 08/01/04 ..................    6,500,000                6,955,000
SBA Communications Corp.
  Zero Coupon, 03/01/08(a)+ .........    5,000,000                3,125,000
Startec Global
  Communications, Inc.
  12.0%, 05/15/08 ...................    5,000,000                4,850,000
United International Holdings
  (Series B) Zero Coupon,
  02/15/08(a)+ ......................   10,000,000                6,175,000
US Xchange LLC
  15.0%, 07/01/08+ ..................    6,500,000                6,630,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                             AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
Versatel Telecommunications
  13.25%, 05/15/08(d) ................    $ 5,800,000         $6,090,000
Viatel, Inc.
  Zero Coupon, 04/15/08(a)+ ..........      5,000,000          3,025,000
WinStar Communications, Inc.
  10.0%, 03/15/08+ ...................      4,000,000          3,980,000
WinStar Communications, Inc.
  11.0%, 03/15/08(e)+ ................      6,000,000          5,970,000
                                                            ------------
                                                             169,448,425
                                                            ------------
  TOTAL TECHNOLOGY (31.9%) ...........                       193,398,425
                                                            ------------
DIVERSIFIED
MISCELLANEOUS (1.3%)
Elgin National Industries
  11.0%, 11/01/07+ ...................      3,000,000          3,180,000
Samsonite Corp.
  10.75%, 06/15/08+ ..................      5,000,000          4,950,000
                                                            ------------
  TOTAL DIVERSIFIED (1.3%) ...........                         8,130,000
                                                            ------------
TOTAL LONG-TERM DEBT SECURITIES (84.3%)
 (Amortized Cost $520,131,321)                               510,885,389
                                                            ------------

--------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                             AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.
  5.85%, due 07/01/98 ................    $32,900,000        $32,900,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 .................      5,000,000          4,996,111
  5.51%, due 07/21/98 ................      7,000,000          6,978,572
  5.48%, due 07/29/98 ................      5,000,000          4,978,767
                                                            ------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (8.2%) .................                        49,853,450
                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.2%)
 (Amortized Cost $49,853,450).........                        49,853,450
                                                            ------------
TOTAL INVESTMENTS (97.6%)
 (Cost/Amortized
   Cost $599,907,011) ................                       591,549,816
OTHER ASSETS
  LESS LIABILITIES (2.4%) ............                        14,265,788
                                                            ------------
NET ASSETS (100.0%) ..................                      $605,815,604
                                                            ============

----------
 *  Non-income producing.

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $335,751,600 or 55.4% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

(b) Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1998.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

(e) Interest is paid-in-kind.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.8%)
Dow Chemical Co. .........................     65,000              $  6,284,687
                                                                   ------------
CHEMICALS--SPECIALTY (0.4%)
Praxair, Inc. ............................     77,000                 3,604,563
                                                                   ------------
  TOTAL BASIC MATERIALS (1.2%) ...........                            9,889,250
                                                                   ------------
BUSINESS SERVICES (2.6%)
PRINTING, PUBLISHING & BROADCASTING
Belo (A.H.) Corp. (Series A) .............   360,000                  8,775,000
Donnelley (R.R.) & Sons Co. ..............   155,000                  7,091,250
Gannett Co. ..............................    82,000                  5,827,125
                                                                   ------------
  TOTAL BUSINESS SERVICES (2.6%)..........                           21,693,375
                                                                   ------------
CAPITAL GOODS
AEROSPACE (1.2%)
General Dynamics Corp. ...................   218,000                 10,137,000
                                                                   ------------
ELECTRICAL EQUIPMENT (0.9%)
General Electric Co. .....................    83,000                  7,553,000
                                                                   ------------
MACHINERY (3.8%)
AlliedSignal, Inc. .......................   302,000                 13,401,250
United Technologies Corp. ................   203,700                 18,842,250
                                                                   ------------
                                                                     32,243,500
                                                                   ------------
  TOTAL CAPITAL GOODS (5.9%) .............                           49,933,500
                                                                   ------------
CONSUMER CYCLICALS
AIRLINES (0.9%)
Delta Air Lines, Inc. ....................    39,200                  5,066,600
Northwest Airlines Corp.
  (Class A)* .............................    70,900                  2,734,081
                                                                   ------------
                                                                      7,800,681
                                                                   ------------
APPAREL, TEXTILE (1.7%)
Nautica Enterprises, Inc.* ...............   350,000                  9,384,375
Tommy Hilfiger Corp.* ....................    77,000                  4,812,500
                                                                   ------------
                                                                     14,196,875
                                                                   ------------
AUTOS & TRUCKS (1.3%)
Harley-Davidson, Inc. ....................   285,000                 11,043,750
                                                                   ------------
LEISURE RELATED (0.3%)
Mirage Resorts, Inc.* ....................   115,000                  2,450,938
                                                                   ------------
RETAIL--GENERAL (2.8%)
CompUSA, Inc.* ...........................   132,800                  2,398,700
Dayton Hudson Corp. ......................   336,000                 16,296,000
Federated Department Stores,
  Inc.* ..................................    94,600                  5,090,662
                                                                   ------------
                                                                     23,785,362
                                                                   ------------
  TOTAL CONSUMER CYCLICALS (7.0%)                                    59,277,606
                                                                   ------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Sealed Air Corp.* ........................    11,400                    418,950
                                                                   ------------
DRUGS (4.7%)
Bristol-Myers Squibb Co. .................   281,000                 32,297,437
Centocor, Inc.* ..........................   118,900                  4,310,125
Genzyme Corp. (General
  Division)* .............................   140,000                  3,578,750
                                                                   ------------
                                                                     40,186,312
                                                                   ------------

--------------------------------------------------------------------------------
                                              NUMBER                   VALUE
                                            OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
FOODS (3.1%)
Campbell Soup Co. ........................   129,000               $  6,853,125
General Mills, Inc. ......................   200,000                 13,675,000
Tyson Foods, Inc. ........................   245,000                  5,313,438
                                                                   ------------
                                                                     25,841,563
                                                                   ------------
HOSPITAL SUPPLIES & SERVICES (5.4%)
Abbott Laboratories ......................   274,000                 11,199,750
Columbia/HCA Healthcare Corp.                305,000                  8,883,125
PacifiCare Health Systems, Inc.
  (Class B)* .............................   115,000                 10,163,125
United HealthCare Corp. ..................   240,000                 15,240,000
                                                                   ------------
                                                                     45,486,000
                                                                   ------------
SOAPS & TOILETRIES (1.6%)
Avon Products, Inc. ......................   176,000                 13,640,000
                                                                   ------------
TOBACCO (2.6%)
Philip Morris Cos., Inc. .................   294,500                 11,595,938
RJR Nabisco Holdings Corp. ...............   424,000                 10,070,000
                                                                   ------------
                                                                     21,665,938
                                                                   ------------
  TOTAL CONSUMER NONCYCLICALS (17.4%)
                                                                    147,238,763
                                                                   ------------
CREDIT SENSITIVE
BANKS (8.1%)
Banc One Corp. ...........................   125,000                  6,976,562
Chase Manhattan Corp. ....................   400,000                 30,200,000
Citicorp .................................   133,000                 19,850,250
First Union Corp. ........................   197,000                 11,475,250
                                                                   ------------
                                                                     68,502,062
                                                                   ------------
FINANCIAL SERVICES (4.2%)
Associates First Capital Corp.
  (Class A) ..............................    88,000                  6,765,000
Household International, Inc. ............   327,000                 16,268,250
MBNA Corp. ...............................   124,500                  4,108,500
Morgan Stanley Dean Witter
  & Co. ..................................    34,000                  3,106,750
PMI Group, Inc. ..........................    66,600                  4,886,775
                                                                   ------------
                                                                     35,135,275
                                                                   ------------
INSURANCE (1.5%)
Hartford Life, Inc. (Class A) ............    60,000                  3,416,250
PennCorp Financial Group, Inc. ...........    93,000                  1,906,500
Travelers Group, Inc. ....................    46,500                  2,819,063
Travelers Property Casualty
  Corp. (Class A) ........................   105,000                  4,501,875
                                                                   ------------
                                                                     12,643,688
                                                                   ------------
MORTGAGE RELATED (1.6%)
Fannie Mae ...............................   230,000                 13,972,500
                                                                   ------------
UTILITY--ELECTRIC (4.3%)
AES Corp.* ...............................    60,100                  3,159,006
CMS Energy Corp. .........................   123,000                  5,412,000
Consolidated Edison, Inc. ................   157,300                  7,245,631
FPL Group, Inc. ..........................   201,000                 12,663,000
NIPSCO Industries, Inc. ..................   112,000                  3,136,000
Pinnacle West Capital Corp. ..............   108,000                  4,860,000
                                                                   ------------
                                                                     36,475,637
                                                                   ------------
UTILITY--TELEPHONE (1.2%)
AT&T Corp. ...............................    85,300                  4,872,763
Teleport Communications Group,
  Inc. (Class A)* ........................    99,700                  5,408,725
                                                                   ------------
                                                                     10,281,488
                                                                   ------------
  TOTAL CREDIT SENSITIVE (20.9%)                                    177,010,650
                                                                   ------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
ENERGY
OIL--DOMESTIC (5.3%)
Apache Corp. ........................   288,000               $    9,072,000
Enron Oil & Gas Co. .................   130,000                    2,632,500
Murphy Oil Corp. ....................   171,000                    8,667,562
Union Pacific Resources Group,
  Inc. ..............................   183,800                    3,227,988
USX-Marathon Group ..................   601,500                   20,638,969
                                                              --------------
                                                                  44,239,019
                                                              --------------
OIL--INTERNATIONAL (1.7%)
Texaco, Inc. ........................   136,600                    8,153,312
Total S.A. (ADR) ....................    94,800                    6,197,550
                                                              --------------
                                                                  14,350,862
                                                              --------------
OIL--SUPPLIES & CONSTRUCTION (2.4%)
Dresser Industries, Inc. ............   208,000                    9,165,000
Noble Drilling Corp.* ...............   240,000                    5,775,000
Transocean Offshore, Inc. ...........   122,800                    5,464,600
                                                              --------------
                                                                  20,404,600
                                                              --------------
RAILROADS (0.1%)
Canadian Pacific Ltd. ...............    39,000                    1,106,625
                                                              --------------
  TOTAL ENERGY (9.5%) ...............                             80,101,106
                                                              --------------
TECHNOLOGY
ELECTRONICS (5.1%)
Altera Corp.* .......................   299,374                    8,850,244
Atmel Corp.* ........................   384,000                    5,232,000
Cisco Systems, Inc.* ................    82,750                    7,618,172
Intel Corp. .........................    70,000                    5,188,750
Solectron Corp.* ....................   265,200                   11,154,975
Xilinx, Inc.* .......................   145,000                    4,930,000
                                                              --------------
                                                                  42,974,141
                                                              --------------
OFFICE EQUIPMENT (0.8%)
Compaq Computer Corp. ...............   252,500                    7,164,688
                                                              --------------
OFFICE EQUIPMENT SERVICES (3.5%)
Electronic Data Systems Corp. .......   197,200                    7,888,000
First Data Corp. ....................   467,000                   15,556,938
Oracle Corp.* .......................   258,000                    6,337,125
                                                              --------------
                                                                  29,782,063
                                                              --------------
TELECOMMUNICATIONS (5.3%)
Ascend Communications, Inc.* ........   160,000                    7,930,000
FORE Systems, Inc.* .................   285,000                    7,552,500
Intermedia Communications,
  Inc.* .............................     2,212                       92,766
MCI Communications Corp. ............   330,000                   19,181,250
WorldCom, Inc.* .....................   198,989                    9,638,529
                                                              --------------
                                                                  44,395,045
                                                              --------------
  TOTAL TECHNOLOGY (14.7%) ..........                            124,315,937
                                                              --------------
DIVERSIFIED
MISCELLANEOUS (3.3%)
Tyco International Ltd. .............   258,200                   16,266,600
U.S. Industries, Inc. ...............   218,000                    5,395,500
Viad Corp. ..........................   130,000                    3,607,500
Whitman Corp. .......................   109,000                    2,500,187
                                                              --------------
  TOTAL DIVERSIFIED (3.3%) ..........                             27,769,787
                                                              --------------

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (82.5%)
  (Cost $613,603,364)................                         $  697,229,974
                                                              --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Readers Digest "TRACES" .............       400                       10,300
                                                              --------------
TRUCKING, SHIPPING (0.3%)
CNF Trust I
  5.0% Conv. Series A ...............    32,900                    2,089,150
                                                              --------------
  TOTAL BUSINESS SERVICES (0.3%)                                   2,099,450
                                                              --------------
CAPITAL GOODS (0.6%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................    65,900                    5,033,113
                                                              --------------
CONSUMER CYCLICALS
AIRLINES (0.6%)
Continental Airlines
  Finance Trust
  8.5% Conv. ........................    38,900                    4,945,162
                                                              --------------
LEISURE RELATED (0.9%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................    61,700                    7,774,200
                                                              --------------
  TOTAL CONSUMER CYCLICALS (1.5%)                                 12,719,362
                                                              --------------
CONSUMER NONCYCLICALS (0.2%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. .......................    37,300                    1,944,263
                                                              --------------
CREDIT SENSITIVE
INSURANCE (0.3%)
Life Re Capital Trust II
  6.0% Conv. ........................    32,800                    2,501,000
                                                              --------------
UTILITY--ELECTRIC (0.5%)
AES Trust I
  5.375% Conv. Series A .............    53,900                    4,204,200
                                                              --------------
  TOTAL CREDIT SENSITIVE (0.8%) .....                              6,705,200
                                                              --------------
ENERGY (1.1%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ ......................   206,000                    9,579,000
                                                              --------------
TECHNOLOGY
ELECTRONICS (0.3%)
L&H Capital Trust I
  4.75% Conv.+ ......................    36,700                    2,330,450
                                                              --------------
TELECOMMUNICATIONS (1.7%)
ICG Communications, Inc.
  6.75% Conv.+ ......................    21,900                    1,823,175
Intermedia Communications, Inc.:
  7.0% Conv.+ .......................    29,400                    1,617,000
  7.0% Conv. Series D ...............    52,200                    2,871,000
IXC Communications, Inc.
  6.75% Conv.+ ......................    47,200                    2,265,600
Nextel Strypes Trust
  7.25% Conv. .......................   101,400                    2,256,150

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                   VALUE
                                           OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Skytel Communications, Inc.
  $2.25 Conv. ........................        22,750            $      796,250
WinStar Communications, Inc.
  7.0% Conv.+ ........................        59,600                 3,270,550
                                                                --------------
                                                                    14,899,725
                                                                --------------
  TOTAL TECHNOLOGY (2.0%) ............                              17,230,175
                                                                --------------
TOTAL PREFERRED STOCKS (6.5%)
  (Cost $50,293,571) .................                              55,310,563
                                                                --------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.4%)
Clear Channel Communications,
  Inc.
  2.625% Conv., 04/01/03 .............   $ 1,225,000                 1,307,688
P-Com., Inc.:
  4.25% Conv., 11/01/02+ .............     1,995,000                 1,443,881
  4.25% Conv., 11/01/02 ..............       860,000                   622,425
                                                                --------------
                                                                     3,373,994
                                                                --------------
PROFESSIONAL SERVICES (0.4%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ...............       830,000                 2,289,762
Personnel Group of America:
  5.75% Conv., 07/01/04+ .............       375,000                   477,656
  5.75% Conv., 07/01/04 ..............       785,000                   999,894
                                                                --------------
                                                                     3,767,312
                                                                --------------
  TOTAL BUSINESS SERVICES (0.8%)                                     7,141,306
                                                                --------------
CAPITAL GOODS (0.2%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02 ...............       145,000                   217,500
  5.0% Conv., 10/01/02+ ..............       945,000                 1,417,500
                                                                --------------
  TOTAL CAPITAL GOODS (0.2%) .........                               1,635,000
                                                                --------------
CONSUMER CYCLICALS (0.5%)
RETAIL--GENERAL
Home Depot, Inc.
  3.25% Conv. Sub. Note,
 10/01/01 ............................     1,665,000                 3,055,275
Office Depot, Inc.
  Zero Coupon, 11/01/08 ..............     1,475,000                 1,135,750
                                                                --------------
  TOTAL CONSUMER CYCLICALS (0.5%)                                    4,191,025
                                                                --------------
CONSUMER NONCYCLICALS
DRUGS (1.3%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ .............     1,250,000                 1,229,688
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ...............     1,750,000                 5,635,000
  7.0% Conv. Sub. Note, 07/01/03+            360,000                 1,159,200
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00 ..............     1,530,000                 1,987,087
  4.25% Conv., 05/31/00+ .............       580,000                   753,275
                                                                --------------
                                                                    10,764,250
                                                                --------------
HOSPITAL SUPPLIES & SERVICES (0.5%)
Alternative Living Services, Inc.
  5.25% Conv., 12/15/02 ..............     1,075,000                 1,202,656

-------------------------------------------------------------------------------
                                           PRINCIPAL           VALUE
                                            AMOUNT            (NOTE 1)
-------------------------------------------------------------------------------
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a) ..........   $ 1,770,000      $      212,400
RES-Care, Inc.:
  6.0% Conv., 12/01/04 ..............       235,000             269,075
  6.0% Conv., 12/01/04+ .............     1,420,000           1,625,900
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............       880,000             976,800
                                                         --------------
                                                              4,286,831
                                                         --------------
  TOTAL CONSUMER NONCYCLICALS (1.8%)                         15,051,081
                                                         --------------
CREDIT SENSITIVE (0.4%)
FINANCIAL SERVICES
RAC Financial Group, Inc.:
  7.25% Conv., 08/15/03 .............     1,080,000           2,554,875
  7.25% Conv. Sub. Note,
 08/15/03+ ..........................       365,000             863,453
                                                         --------------
  TOTAL CREDIT SENSITIVE (0.4%) .....                         3,418,328
                                                         --------------
ENERGY (0.6%)
OIL--SUPPLIES & CONSTRUCTION
Diamond Offshore Drilling, Inc.
  3.75% Conv. Sub. Note,
  02/15/07 ..........................     2,505,000           2,899,538
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ..............     1,060,000           1,298,500
Seacor Holdings, Inc.
  5.375% Conv., 11/15/06 ............       430,000             481,600
                                                         --------------
  TOTAL ENERGY (0.6%) ...............                         4,679,638
                                                         --------------
TECHNOLOGY
ELECTRONICS (3.1%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............     3,020,000           2,770,850
HNC Software, Inc.
  4.75% Conv., 03/01/03 .............     1,545,000           1,757,438
Level One Communications, Inc.
  4.0% Conv., 09/01/04+ .............     2,180,000           2,406,175
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ............     5,010,000           2,348,437
Photronics, Inc.
  6.0% Conv., 06/01/04 ..............     2,890,000           3,121,200
Sanmina Corp.
  5.5% Conv., 08/15/02+ .............     2,045,000           6,293,487
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ .............     2,500,000           4,031,250
Solectron Corp.
  6.0% Conv., 03/01/06+ .............     2,385,000           3,225,713
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .............       470,000             467,650
                                                         --------------
                                                             26,422,200
                                                         --------------
TELECOMMUNICATIONS (0.4%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 .............     1,575,000           1,992,375
  5.75% Conv. Sub. Note,
  10/01/06+ .........................     1,200,000           1,518,000
                                                         --------------
                                                              3,510,375
                                                         --------------
  TOTAL TECHNOLOGY (3.5%) ...........                        29,932,575
                                                         --------------
TOTAL LONG-TERM DEBT SECURITIES (7.8%)
  (Amortized Cost $57,585,984).......                        66,048,953
                                                         --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            PRINCIPAL         VALUE
                                             AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage Corp.
  5.85%, due 07/01/98 ...................  $ 6,500,000    $    6,500,000
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ...................    3,000,000         2,997,220
  5.51%, due 07/21/98 ...................    8,000,000         7,975,511
                                           -----------
  TOTAL U.S. GOVERNMENT AGENCIES (2.1%)     17,472,731
                                           -----------

-------------------------------------------------------------------------------
                                                               VALUE
                                                              (NOTE 1)
-------------------------------------------------------------------------------
TOTAL SHORT-TERM DEBT SECURITIES (2.1%)
  (Amortized Cost $17,472,731) .........                  $   17,472,731
                                                          --------------
TOTAL INVESTMENTS (98.9%)
  (Cost/Amortized Cost
     $738,955,650)......................                     836,062,221
OTHER ASSETS
  LESS LIABILITIES (1.1%) ..............                       9,441,955
                                                          --------------
NET ASSETS (100.0%) ....................                  $  845,504,176
                                                          ==============

----------
*   Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $50,147,040 or 5.9% of net assets.

(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.0%)
Air Products & Chemicals, Inc. .......    35,600              $    1,424,000
Avery Dennison Corp. .................    15,000                     806,250
Dow Chemical Co. .....................    35,000                   3,384,063
Dupont (E.I.) de Nemours & Co.           174,800                  13,044,450
Eastman Chemical Co. .................    11,200                     697,200
Ecolab, Inc. .........................    21,200                     657,200
FMC Corp.* ...........................     9,100                     620,506
Goodrich (B.F.) Co. ..................    12,100                     600,463
Hercules, Inc. .......................    14,000                     575,750
Monsanto Co. .........................    91,600                   5,118,150
Rohm & Haas Co. ......................     9,500                     987,406
Union Carbide Corp. ..................    17,800                     950,075
                                                              --------------
                                                                  28,865,513
                                                              --------------
CHEMICALS--SPECIALTY (0.4%)
Great Lakes Chemical Corp. ...........    16,600                     654,663
Morton International, Inc. ...........    23,900                     597,500
Praxair, Inc. ........................    24,400                   1,142,225
Raychem Corp. ........................    18,100                     535,081
Sigma-Aldrich Corp. ..................    17,800                     625,225
Southern Co. .........................   106,500                   2,948,719
                                                              --------------
                                                                   6,503,413
                                                              --------------
METALS & MINING (0.6%)
Alcan Aluminum Ltd. ..................    32,300                     888,960
Aluminum Co. of America ..............    26,900                   1,773,719
Barrick Gold Corp. ...................    67,500                   1,295,156
Engelhard Corp. ......................    32,900                     666,225
Freeport-McMoRan Copper &
  Gold, Inc. (Class B) ...............    40,800                     619,650
Newmont Mining Corp. .................    27,507                     649,853
Phelps Dodge Corp. ...................    11,600                     663,375
Placer Dome, Inc. ....................    66,200                     777,850
Reynolds Metals Co. ..................    10,500                     587,344
                                                              --------------
                                                                   7,922,132
                                                              --------------
PAPER (0.9%)
Champion International Corp. .........    13,800                     678,787
Fort James Corp. .....................    31,700                   1,410,650
Georgia Pacific Group ................    14,100                     831,019
International Paper Co. ..............    45,925                   1,974,775
Kimberly Clark Corp. .................    84,344                   3,869,281
Mead Corp. ...........................    21,300                     676,275
Stone Container Corp.* ...............    33,900                     529,688
Temple Inland, Inc. ..................    10,000                     538,750
Union Camp Corp. .....................    12,500                     620,312
Westvaco Corp. .......................    21,800                     615,850
Willamette Industries, Inc. ..........    20,400                     652,800
                                                              --------------
                                                                  12,398,187
                                                              --------------
STEEL (0.2%)
Allegheny Teledyne, Inc. .............    29,200                     667,950
Nucor Corp. ..........................    13,100                     602,600
USX-U.S. Steel Group, Inc. ...........    15,800                     521,400
Worthington Industries, Inc. .........    37,300                     561,831
                                                              --------------
                                                                   2,353,781
                                                              --------------
  TOTAL BASIC MATERIALS (4.1%) .......                            58,043,026
                                                              --------------

-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Browning-Ferris Industries, Inc. .....    28,200              $      979,950
Johnson Controls, Inc. ...............    12,300                     703,406
Thermo Electron Corp.* ...............    24,400                     834,175
Waste Management, Inc. ...............    69,900                   2,446,500
                                                              --------------
                                                                   4,964,031
                                                              --------------
PRINTING, PUBLISHING &
  BROADCASTING (2.7%)
CBS Corp. ............................   109,500                   3,476,625
Clear Channel Communications,
  Inc.* ..............................    18,900                   2,062,463
Comcast Corp. (Class A) SPL ..........    53,300                   2,163,647
Deluxe Corp. .........................    19,800                     709,087
Donnelley (R.R.) & Sons Co. ..........    21,100                     965,325
Dow Jones & Co., Inc. ................    13,900                     774,925
Dun & Bradstreet Corp. ...............    26,100                     942,862
Gannett Co. ..........................    43,400                   3,084,113
King World Productions, Inc.* ........    24,700                     629,850
Knight-Ridder, Inc. ..................    11,500                     633,219
McGraw-Hill Companies, Inc. ..........    15,100                   1,231,594
MediaOne Group, Inc.* ................    92,800                   4,077,400
New York Times Co. (Class A) .........    13,900                   1,101,575
Tele-Communications, Inc.
  (Class A)* .........................    77,528                   2,979,982
Time Warner, Inc. ....................    88,400                   7,552,675
Times Mirror Co. (Class A) ...........    12,800                     804,800
Tribune Co. ..........................    18,800                   1,293,675
Viacom, Inc. (Class A)* ..............     1,000                      58,500
Viacom, Inc. (Class B)* ..............    53,000                   3,087,250
                                                              --------------
                                                                  37,629,567
                                                              --------------
PROFESSIONAL SERVICES (0.4%)
Block (H&R), Inc. ....................    15,200                     640,300
Cognizant Corp. ......................    24,900                   1,568,725
Interpublic Group Cos., Inc. .........    19,300                   1,171,269
Omnicom Group, Inc. ..................    24,900                   1,241,887
Service Corp. International ..........    36,100                   1,547,788
                                                              --------------
                                                                   6,169,969
                                                              --------------
TRUCKING, SHIPPING (0.2%)
FDX Corp.* ...........................    21,400                   1,342,850
Laidlaw, Inc. ........................    47,900                     583,781
Ryder System, Inc. ...................    13,700                     432,407
                                                              --------------
                                                                   2,359,038
                                                              --------------
  TOTAL BUSINESS SERVICES (3.6%) .                                51,122,605
                                                              --------------
CAPITAL GOODS
AEROSPACE (1.2%)
Boeing Co. ...........................   153,374                   6,834,729
General Dynamics Corp. ...............    18,200                     846,300
Lockheed Martin Corp. ................    29,804                   3,155,499
Northrop Grumman Corp. ...............     9,700                   1,000,312
Raytheon Co. (Class B) ...............    52,000                   3,074,500
Rockwell International Corp. .........    30,800                   1,480,325
TRW, Inc. ............................    17,900                     977,787
                                                              --------------
                                                                  17,369,452
                                                              --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------
                                               NUMBER                   VALUE
                                              OF SHARES               (NOTE 1)
----------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.0%)
Centex Corp. .............................    16,800              $      634,200
                                                                  --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Armstrong World Industries, Inc.               7,100                     478,363
Crane Co. ................................    11,700                     568,181
Masco Corp. ..............................    23,700                   1,433,850
PPG Industries, Inc. .....................    26,900                   1,871,231
Sherwin Williams Co. .....................    24,800                     821,500
Weyerhaeuser Co. .........................    30,300                   1,399,481
                                                                  --------------
                                                                       6,572,606
                                                                  --------------
ELECTRICAL EQUIPMENT (3.7%)
Emerson Electric Co. .....................    68,100                   4,111,538
General Electric Co. .....................   500,900                  45,581,916
Grainger (W.W.), Inc. ....................    14,400                     717,300
Thomas & Betts Corp. .....................    12,700                     625,475
                                                                  --------------
                                                                      51,036,229
                                                                  --------------
MACHINERY (1.6%)
AlliedSignal, Inc. .......................    86,800                   3,851,750
Case Corp. ...............................    12,300                     593,475
Caterpillar, Inc. ........................    57,300                   3,029,737
Cooper Industries, Inc. ..................    18,600                   1,021,838
Cummins Engine Company, Inc. .............    12,100                     620,125
Deere & Co. ..............................    38,400                   2,030,400
Dover Corp. ..............................    34,200                   1,171,350
Fluor Corp. ..............................    13,200                     673,200
Harnischfeger Industries, Inc. ...........    22,900                     648,356
Illinois Tool Works, Inc. ................    38,400                   2,560,800
Ingersoll Rand Co. .......................    25,450                   1,121,391
Pall Corp. ...............................    32,100                     658,050
Parker-Hannifin Corp. ....................    16,150                     615,719
United Technologies Corp. ................    35,700                   3,302,250
                                                                  --------------
                                                                      21,898,441
                                                                  --------------
  TOTAL CAPITAL GOODS (7.0%) .............                            97,510,928
                                                                  --------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
AMR Corp.* ...............................    28,100                   2,339,325
Delta Air Lines, Inc. ....................    10,900                   1,408,825
Southwest Airlines Co. ...................    32,150                     952,444
US Airways Group, Inc.* ..................    13,300                   1,054,025
                                                                  --------------
                                                                       5,754,619
                                                                  --------------
APPAREL, TEXTILE (0.4%)
Fruit of the Loom, Inc.
  (Class A)* .............................    17,900                     594,056
Liz Claiborne, Inc. ......................    14,400                     752,400
National Service Industries, Inc. ........    13,200                     671,550
Nike, Inc. (Class B) .....................    46,800                   2,278,575
VF Corp. .................................    18,400                     947,600
                                                                  --------------
                                                                       5,244,181
                                                                  --------------
AUTO RELATED (0.4%)
Dana Corp. ...............................    15,200                     813,200
Eaton Corp. ..............................    11,200                     870,800
Echlin, Inc. .............................    12,400                     608,375
Genuine Parts Co. ........................    25,800                     891,712
Goodyear Tire & Rubber Co. ...............    26,700                   1,720,481
Snap-On, Inc. ............................    14,950                     541,938
                                                                  --------------
                                                                       5,446,506
                                                                  --------------

----------------------------------------------------------------------------------
                                             NUMBER                     VALUE
                                            OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------------
AUTOS & TRUCKS (1.8%)
AutoZone, Inc.* ..........................    22,200              $      709,013
Chrysler Corp. ...........................    99,100                   5,586,762
Ford Motor Co. ...........................   183,400                  10,820,600
General Motors Corp. .....................   108,100                   7,222,431
Paccar, Inc. .............................     9,600                     501,600
                                                                  --------------
                                                                      24,840,406
                                                                  --------------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* ............    25,600                     595,200
Marriott International, Inc.
  (Class A) ..............................    36,950                   1,196,256
McDonald's Corp. .........................   105,500                   7,279,500
Tricon Global Restaurants, Inc.*              22,020                     697,759
Wendy's International, Inc. ..............    28,400                     667,400
                                                                  --------------
                                                                      10,436,115
                                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Black & Decker Corp. .....................    14,500                     884,500
Maytag Corp. .............................    14,500                     715,937
Newell Company ...........................    24,400                   1,215,425
Rubbermaid, Inc. .........................    22,200                     736,763
Stanley Works ............................    12,800                     532,000
Whirlpool Corp. ..........................    11,500                     790,625
                                                                  --------------
                                                                       4,875,250
                                                                  --------------
LEISURE RELATED (1.4%)
American Greetings Corp.
  (Class A) ..............................    13,500                     687,656
Brunswick Corp. ..........................    23,000                     569,250
Cendant Corp.* ...........................   124,950                   2,608,331
Disney (Walt) Co. ........................   102,400                  10,758,400
Hasbro, Inc. .............................    18,100                     711,556
Hilton Hotels Corp. ......................    36,300                   1,034,550
Mattel, Inc. .............................    44,543                   1,884,726
Mirage Resorts, Inc.* ....................    27,600                     588,225
                                                                  --------------
                                                                      18,842,694
                                                                  --------------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ...........................    16,700                     774,462
Allergan Specialty Therapeutics,
  Inc. (Class A)* ........................       780                       7,995
Eastman Kodak Company ....................    53,900                   3,938,069
                                                                  --------------
                                                                       4,720,526
                                                                  --------------
RETAIL--GENERAL (4.8%)
Circuit City Stores-Circuit City
  Group ..................................    16,000                     750,000
Consolidated Stores Corp.* ...............    18,600                     674,250
Costco Cos., Inc.* .......................    33,100                   2,087,369
CVS Corp. ................................    59,000                   2,297,313
Dayton Hudson Corp. ......................    67,500                   3,273,750
Dillard's, Inc. (Class A) ................    17,400                     721,013
Federated Department Stores,
  Inc.* ..................................    31,400                   1,689,713
Gap, Inc. ................................    61,100                   3,765,288
Harcourt General, Inc. ...................    11,600                     690,200
Home Depot, Inc. .........................   112,900                   9,377,756
K-Mart Corp.* ............................    73,000                   1,405,250
Limited, Inc. ............................    34,800                   1,152,750

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------
                                                NUMBER                    VALUE
                                               OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
Lowe's Cos., Inc. ..........................    54,000              $    2,190,375
May Department Stores Co. ..................    35,700                   2,338,350
Nordstrom, Inc. ............................    11,300                     872,925
Penney (J.C.), Inc. ........................    38,600                   2,791,262
Sears, Roebuck & Co. .......................    60,500                   3,694,281
Tandy Corp. ................................    15,100                     801,244
TJX Cos., Inc. .............................    48,200                   1,162,825
Toys R Us, Inc.* ...........................    42,500                   1,001,406
Venator Group, Inc.* .......................    32,900                     629,212
Walgreen Co. ...............................    76,400                   3,156,275
Wal-Mart Stores, Inc. ......................   346,600                  21,055,950
                                                                    --------------
                                                                        67,578,757
                                                                    --------------
  TOTAL CONSUMER CYCLICALS (10.6%)                                     147,739,054
                                                                    --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.5%)
Anheuser Busch Companies, Inc.                  77,500                   3,657,031
Brown Forman Corp. (Class B) ...............    11,200                     719,600
Coca-Cola Co. ..............................   379,300                  32,430,150
Pepsico, Inc. ..............................   234,000                   9,637,875
Seagram Ltd. ...............................    56,400                   2,308,875
                                                                    --------------
                                                                        48,753,531
                                                                    --------------
CONTAINERS (0.2%)
Bemis, Inc. ................................    14,100                     576,338
Crown Cork & Seal Co., Inc. ................    17,100                     812,250
Owens-Illinois, Inc.* ......................    22,000                     984,500
Sealed Air Corp.* ..........................    11,010                     404,617
                                                                    --------------
                                                                         2,777,705
                                                                    --------------
DRUGS (7.9%)
ALZA Corp.* ................................    13,200                     570,900
American Home Products Corp. ...............   200,200                  10,360,350
Amgen, Inc.* ...............................    40,500                   2,647,687
Bristol-Myers Squibb Co. ...................   153,200                  17,608,425
Lilly (Eli) & Co. ..........................   170,000                  11,230,625
Merck & Co., Inc. ..........................   183,600                  24,556,500
Pfizer, Inc. ...............................   198,100                  21,530,994
Pharmacia & Upjohn, Inc. ...................    78,190                   3,606,514
Schering Plough Corp. ......................   112,200                  10,280,325
Warner-Lambert Co. .........................   125,200                   8,685,750
                                                                    --------------
                                                                       111,078,070
                                                                    --------------
FOODS (2.2%)
Archer Daniels Midland Co. .................    88,162                   1,708,139
Bestfoods ..................................    44,400                   2,577,975
Campbell Soup Co. ..........................    70,400                   3,740,000
ConAgra, Inc. ..............................    73,300                   2,322,694
General Mills, Inc. ........................    24,400                   1,668,350
Heinz (H.J.) Co. ...........................    56,350                   3,162,644
Hershey Foods Corp. ........................    22,000                   1,518,000
Kellogg Co. ................................    63,400                   2,381,462
Pioneer Hi Bred International,
  Inc. .....................................    36,600                   1,514,325
Quaker Oats Co. ............................    21,400                   1,175,662
Ralston-Ralston Purina Group ...............    16,500                   1,927,406
Rite Aid Corp. .............................    39,800                   1,494,987
Sara Lee Corp. .............................    73,000                   4,083,438
Wrigley (Wm.), Jr. Co. .....................    17,900                   1,754,200
                                                                    --------------
                                                                        31,029,282
                                                                    --------------

-----------------------------------------------------------------------------------
                                              NUMBER                    VALUE
                                             OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ........................   235,700              $    9,634,237
Baxter International, Inc. .................    43,100                   2,319,319
Becton, Dickinson & Co. ....................    18,800                   1,459,350
Biomet, Inc. ...............................    22,800                     753,825
Boston Scientific Corp.* ...................    29,100                   2,084,287
Cardinal Health, Inc. ......................    16,900                   1,584,375
Columbia/HCA Healthcare Corp.                   99,800                   2,906,675
Guidant Corp. ..............................    23,200                   1,654,450
Healthsouth Corp.* .........................    60,600                   1,617,263
Humana, Inc.* ..............................    23,800                     742,263
Johnson and Johnson ........................   207,200                  15,281,000
Mallinckrodt, Inc. .........................    20,300                     602,656
Manor Care, Inc. ...........................    19,300                     741,844
Medtronic, Inc. ............................    72,200                   4,602,750
Saint Jude Medical, Inc.* ..................    18,449                     679,154
Tenet Healthcare Corp.* ....................    47,200                   1,475,000
United HealthCare Corp. ....................    28,900                   1,835,150
                                                                    --------------
                                                                        49,973,598
                                                                    --------------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ...........................    37,900                   1,963,694
American Stores Co. ........................    42,200                   1,020,713
Giant Food, Inc. (Class A) .................    17,400                     749,287
Kroger Co.* ................................    39,300                   1,684,987
Supervalu, Inc. ............................    15,400                     683,375
Sysco Corp. ................................    52,400                   1,342,750
Winn Dixie Stores, Inc. ....................    22,900                   1,172,194
                                                                    --------------
                                                                         8,617,000
                                                                    --------------
SOAPS & TOILETRIES (3.2%)
Avon Products, Inc. ........................    19,400                   1,503,500
Clorox Co. .................................    15,200                   1,449,700
Colgate Palmolive Co. ......................    45,900                   4,039,200
Gillette Co. ...............................   173,800                   9,852,287
International Flavors &
  Fragrances, Inc. .........................    16,000                     695,000
Procter & Gamble Co. .......................   208,300                  18,968,319
Unilever N.V. ..............................    99,300                   7,838,494
                                                                    --------------
                                                                        44,346,500
                                                                    --------------
TOBACCO (1.3%)
Fortune Brands, Inc. .......................    25,000                     960,938
Loews Corp. ................................    16,800                   1,463,700
Philip Morris Cos., Inc. ...................   373,200                  14,694,750
UST, Inc. ..................................    26,800                     723,600
                                                                    --------------
                                                                        17,842,988
                                                                    --------------
  TOTAL CONSUMER NONCYCLICALS (22.5%)
                                                                       314,418,674
                                                                    --------------
CREDIT SENSITIVE
BANKS (8.3%)
Ahmanson (H.F.) & Co. ......................    16,900                   1,199,900
Banc One Corp. .............................   106,700                   5,955,194
BankAmerica Corp. ..........................   107,000                   9,248,812
BankBoston Corp. ...........................    44,800                   2,492,000
Bankers Trust New York Corp. ...............    14,700                   1,706,119
Bank of New York Co., Inc. .................    58,100                   3,525,944
Chase Manhattan Corp. ......................   130,080                   9,821,040
Citicorp ...................................    70,500                  10,522,125
Comerica, Inc. .............................    23,600                   1,563,500

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                        NUMBER                     VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Fifth Third Bancorp .................    35,950              $    2,264,850
First Chicago NBD Corp. .............    44,849                   3,974,743
First Union Corp. ...................   149,156                   8,688,337
Golden West Financial Corp. .........     8,300                     882,394
Huntington Bancshares, Inc. .........    29,500                     988,250
KeyCorp. ............................    67,800                   2,415,375
Mellon Bank Corp. ...................    39,300                   2,736,262
Mercantile Bancorp., Inc. ...........    20,200                   1,017,575
Morgan (J.P.) & Co., Inc. ...........    27,400                   3,209,225
National City Corp. .................    50,400                   3,578,400
NationsBank Corp. ...................   144,192                  11,030,688
Northern Trust Corp. ................    17,200                   1,311,500
Norwest Corp. .......................   115,900                   4,331,762
PNC Bank Corp. ......................    46,800                   2,518,425
Republic New York Corp. .............    16,800                   1,057,350
State Street Corp. ..................    24,000                   1,668,000
Summit Bancorp. .....................    27,100                   1,287,250
Suntrust Banks, Inc. ................    32,300                   2,626,394
U.S. Bancorp. .......................   112,978                   4,858,054
Wachovia Corp. ......................    31,600                   2,670,200
Washington Mutual, Inc. .............    59,550                   2,586,703
Wells Fargo & Co. ...................    13,300                   4,907,700
                                                             --------------
                                                                116,644,071
                                                             --------------
FINANCIAL SERVICES (3.2%)
American Express Co. ................    71,700                   8,173,800
Associates First Capital Corp.
  (Class A) .........................    53,400                   4,105,125
Beneficial Corp. ....................     8,200                   1,256,138
Country Wide Credit Industries,
  Inc. ..............................    15,800                     801,850
Equifax, Inc. .......................    21,800                     791,613
Fleet Financial Group, Inc. .........    42,079                   3,513,596
Franklin Resources, Inc. ............    37,900                   2,046,600
Green Tree Financial Corp. ..........    19,800                     847,688
Household International, Inc. .......    49,500                   2,462,625
Lehman Brothers Holdings, Inc. ......    15,700                   1,217,731
MBIA, Inc. ..........................    15,100                   1,130,613
MBNA Corp. ..........................    77,287                   2,550,471
Merrill Lynch & Co., Inc. ...........    51,400                   4,741,650
Morgan Stanley Dean Witter
  & Co. .............................    91,405                   8,352,132
Schwab (Charles) Corp. ..............    40,950                   1,330,875
Synovus Financial Corp. .............    38,250                     908,437
Transamerica Corp. ..................     9,700                   1,116,712
                                                             --------------
                                                                 45,347,656
                                                             --------------
INSURANCE (4.7%)
Aetna, Inc. .........................    22,943                   1,746,536
Allstate Corp. ......................    66,138                   6,055,761
American General Corp. ..............    39,100                   2,783,431
American International Group,
  Inc. ..............................   108,225                  15,800,850
Aon Corp. ...........................    25,850                   1,815,962
Chubb Corp. .........................    26,200                   2,105,825
CIGNA Corp. .........................    34,300                   2,366,700
Cincinnati Financial Corp. ..........    25,400                     974,725
Conseco, Inc. .......................    28,200                   1,318,350
General Re Corp. ....................    12,100                   3,067,350
Hartford Financial Services
  Group, Inc. .......................    18,200                   2,081,625
Jefferson-Pilot Corp. ...............    16,350                     947,278


-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Lincoln National Corp. Industries        15,300              $    1,398,037
Marsh & McLennan Cos., Inc. .........    39,300                   2,375,194
MGIC Investment Corp. ...............    17,600                   1,004,300
Progressive Corp. ...................    11,100                   1,565,100
Providian Financial Corp. ...........    14,700                   1,154,869
Safeco Corp. ........................    21,800                     990,537
Saint Paul Cos., Inc. ...............    34,664                   1,458,055
SunAmerica, Inc. ....................    30,100                   1,728,869
Torchmark Corp. .....................    21,600                     988,200
Travelers Group, Inc. ...............   176,857                  10,721,956
UNUM Corp. ..........................    20,800                   1,154,400
                                                             --------------
                                                                 65,603,910
                                                             --------------
MORTGAGE RELATED (1.1%)
Fannie Mae ..........................   163,600                   9,938,700
Federal Home Loan Mortgage
  Corp. .............................   107,200                   5,045,100
                                                             --------------
                                                                 14,983,800
                                                             --------------
UTILITY--ELECTRIC (2.2%)
Ameren Corp. ........................    21,200                     842,700
American Electric Power, Inc. .......    29,300                   1,329,488
Baltimore Gas & Electric Co. ........    22,800                     708,225
Carolina Power & Light Co. ..........    23,200                   1,006,300
Central & South West Co. ............    31,800                     854,625
CINergy Corp. .......................    24,313                     850,955
Consolidated Edison, Inc. ...........    36,300                   1,672,069
Dominion Resources, Inc. ............    29,900                   1,218,425
DTE Energy Co. ......................    22,400                     904,400
Duke Energy Co. .....................    55,530                   3,290,152
Edison International ................    58,900                   1,741,231
Entergy Corp. .......................    37,600                   1,081,000
FirstEnergy Corp. ...................    35,500                   1,091,625
FPL Group, Inc. .....................    28,100                   1,770,300
GPU, Inc. ...........................    19,600                     741,125
Houston Industries, Inc. ............    43,600                   1,346,150
Northern States Power Co. ...........    22,400                     641,200
Pacificorp. .........................    45,800                   1,036,225
Peco Energy Co. .....................    34,300                   1,001,131
PG&E Corp. ..........................    58,800                   1,855,875
PP&L Resources, Inc. ................    29,000                     657,937
Public Service Enterprise Group .....    35,800                   1,232,862
Sempra Energy* ......................    25,865                     717,764
Texas Utilities Co. .................    38,000                   1,581,750
Unicom Corporation ..................    33,400                   1,171,088
                                                             --------------
                                                                 30,344,602
                                                             --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ...........    12,900                     717,562
Consolidated Natural Gas Co. ........    14,300                     841,913
ENRON Corp. .........................    50,700                   2,740,969
Nicor, Inc. .........................    17,200                     690,150
                                                             --------------
                                                                  4,990,594
                                                             --------------
UTILITY--TELEPHONE (5.2%)
Alltel Corp. ........................    26,800                   1,246,200
Ameritech Corp. .....................   168,800                   7,574,900
AT&T Corp. ..........................   250,500                  14,309,813
Bell Atlantic Corp. .................   239,592                  10,931,385
BellSouth Corp. .....................   152,900                  10,263,412
Frontier Corp. ......................    23,900                     752,850

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
GTE Corp. ...........................   147,700              $    8,215,812
SBC Communications, Inc. ............   282,746                  11,309,840
Sprint Corp. ........................    66,300                   4,674,150
U.S. West Communications
  Group .............................    74,500                   3,501,500
                                                             --------------
                                                                 72,779,862
                                                             --------------
  TOTAL CREDIT SENSITIVE (25.1%)                                350,694,495
                                                             --------------
ENERGY
COAL & GAS PIPELINES (0.5%)
Burlington Resources, Inc. ..........    27,730                   1,194,123
Coastal Corp. .......................    16,400                   1,144,925
Sonat, Inc. .........................    17,700                     683,662
Tenneco, Inc. .......................    26,800                   1,020,075
Williams Cos., Inc. .................    63,400                   2,139,750
                                                             --------------
                                                                  6,182,535
                                                             --------------
OIL--DOMESTIC (1.5%)
Amerada Hess Corp. ..................    13,500                     733,219
Amoco Corp. .........................   149,600                   6,227,100
Anadarko Petroleum Corp. ............    10,700                     718,906
Apache Corp. ........................    21,400                     674,100
Ashland, Inc. .......................    13,400                     691,775
Atlantic Richfield Co. ..............    48,600                   3,796,875
Kerr McGee Corp. ....................    11,500                     665,562
Occidental Petroleum Corp. ..........    53,300                   1,439,100
Pennzoil Co. ........................    12,300                     622,688
Phillips Petroleum Co. ..............    40,400                   1,946,775
Sun Co., Inc. .......................    15,500                     601,594
Union Pacific Resources
  Group, Inc. .......................    37,408                     656,978
Unocal Corp. ........................    36,300                   1,297,725
USX-Marathon Group ..................    41,800                   1,434,262
                                                             --------------
                                                                 21,506,659
                                                             --------------
OIL--INTERNATIONAL (4.8%)
Chevron Corp. .......................   100,900                   8,381,006
Exxon Corp. .........................   376,600                  26,856,287
Mobil Corp. .........................   120,500                   9,233,313
Royal Dutch Petroleum Co.
  (ADR) .............................   329,300                  18,049,756
Texaco, Inc. ........................    84,200                   5,025,688
                                                             --------------
                                                                 67,546,050
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Baker Hughes, Inc. ..................    24,100                     832,956
Dresser Industries, Inc. ............    27,600                   1,216,125
Halliburton Co. .....................    41,200                   1,835,975
McDermott International, Inc. .......    16,200                     557,888
Schlumberger Ltd. ...................    76,400                   5,219,075
Western Atlas, Inc.* ................     8,200                     695,975
                                                             --------------
                                                                 10,357,994
                                                             --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe ........    24,051                   2,361,508
CSX Corp. ...........................    31,800                   1,446,900
Norfolk Southern Corp. ..............    54,900                   1,636,706
Union Pacific Corp. .................    36,000                   1,588,500
                                                             --------------
                                                                  7,033,614
                                                             --------------
  TOTAL ENERGY (8.1%) ...............                           112,626,852
                                                             --------------

-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (4.1%)
Advanced Micro Devices, Inc.* .......    38,200              $      651,787
AMP, Inc. ...........................    33,800                   1,161,875
Applied Materials, Inc.* ............    56,200                   1,657,900
BB&T Corp. ..........................    22,000                   1,487,750
Cisco Systems, Inc.* ................   156,250                  14,384,766
EMC Corp.* ..........................    76,200                   3,414,712
Harris Corp. ........................    14,900                     665,844
Intel Corp. .........................   251,300                  18,627,613
ITT Industries, Inc. ................    17,400                     650,325
KLA-Tencor Corp.* ...................    24,100                     667,269
LSI Logic Corp.* ....................    28,600                     659,588
Micron Technology, Inc.* ............    30,800                     764,225
Motorola, Inc. ......................    91,700                   4,819,981
National Semiconductor Corp.* .......    44,500                     586,844
Parametric Technology Corp.* ........    39,500                   1,071,437
Perkin-Elmer Corp. ..................    10,400                     646,750
Seagate Technology, Inc.* ...........    35,200                     838,200
Texas Instruments, Inc. .............    59,600                   3,475,425
3Com Corp.* .........................    54,700                   1,678,606
                                                             --------------
                                                                 57,910,897
                                                             --------------
OFFICE EQUIPMENT (4.2%)
Apple Computer, Inc.* ...............    22,900                     656,944
Bay Networks, Inc.* .................    31,900                   1,028,775
Ceridian Corp.* .....................    11,100                     652,125
Compaq Computer Corp. ...............   255,899                   7,261,120
Dell Computer Corp.* ................   100,600                   9,336,938
Hewlett-Packard Co. .................   159,700                   9,562,037
Honeywell, Inc. .....................    19,600                   1,637,825
International Business Machines
  Corp. .............................   149,900                  17,210,394
Pitney Bowes, Inc. ..................    43,300                   2,083,813
Sun Microsystems, Inc.* .............    58,200                   2,528,063
Unisys Corp.* .......................    36,300                   1,025,475
Xerox Corp. .........................    50,200                   5,101,575
                                                             --------------
                                                                 58,085,084
                                                             --------------
OFFICE EQUIPMENT SERVICES (4.4%)
Adobe Systems, Inc. .................    16,000                     679,000
Automatic Data Processing, Inc. .....    45,900                   3,344,962
Computer Associates
  International, Inc. ...............    83,825                   4,657,527
Computer Sciences Corp. .............    23,900                   1,529,600
First Data Corp. ....................    65,700                   2,188,631
Gateway 2000, Inc.* .................    22,800                   1,154,250
HBO & Co. ...........................    64,800                   2,284,200
Microsoft Corp.* ....................   373,300                  40,456,387
Novell, Inc.* .......................    60,700                     773,925
Oracle Corp.* .......................   151,687                   3,725,812
Silicon Graphics, Inc.* .............    56,000                     679,000
                                                             --------------
                                                                 61,473,294
                                                             --------------
TELECOMMUNICATIONS (3.3%)
AirTouch Communications, Inc.*           86,700                   5,066,531
Ascend Communications, Inc.* ........    29,900                   1,481,919
Cabletron Systems, Inc.* ............    47,900                     643,656
DSC Communications Corp.* ...........    23,600                     708,000
Lucent Technologies, Inc. ...........   199,888                  16,628,183

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
-----------------------------------------------------------------------
MCI Communications Corp. ............     107,400      $    6,242,625
Nextel Communications, Inc.
  (Class A)* ........................      38,200             950,225
Northern Telecommunications
  Ltd. ..............................      79,900           4,534,325
Tellabs, Inc.* ......................      26,400           1,890,900
WorldCom, Inc.* .....................     155,400           7,527,187
                                                       --------------
                                                           45,673,551
                                                       --------------
  TOTAL TECHNOLOGY (16.0%) ..........                     223,142,826
                                                       --------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Corning, Inc. .......................      35,400           1,230,150
Ikon Office Solutions, Inc. .........      27,500             400,469
Minnesota Mining &
  Manufacturing Co. .................      63,100           5,186,031
Textron, Inc. .......................      25,200           1,806,525
Tyco International Ltd. .............      88,086           5,549,418
                                                       --------------
  TOTAL DIVERSIFIED (1.0%) ..........                      14,172,593
                                                       --------------
TOTAL COMMON STOCKS (98.0%)
  (Cost $974,197,337) ...............                   1,369,471,053
                                                       --------------

-----------------------------------------------------------------------
                                        PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 ..............  $ 5,900,000    $    5,900,000
  5.5%, due 07/23/98 ...............    6,254,000         6,233,056
Federal National Mortgage
  Association
  5.48%, due 07/29/98 ..............    5,000,000         4,978,767
U.S. Treasury Bill
  4.93%, due 07/09/98** ............    1,500,000         1,498,360
                                                     --------------
  TOTAL U.S. GOVERNMENT &
  AGENCIES (1.3%) ..................                     18,610,183
                                                     --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.3%)
  (Amortized Cost $18,610,183) .....                     18,610,183
                                                     --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $992,807,520).....................                  1,388,081,236
OTHER ASSETS
  LESS LIABILITIES (0.7%) ..........                      9,360,276
                                                     --------------
NET ASSETS (100.0%) ................                 $1,397,441,512
                                                     ==============

----------
Financial Futures Contracts outstanding at June 30, 1998:

                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE          06/30/98       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........      9/98             57           $16,023,800      $16,287,750        $263,950

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                  NUMBER                   VALUE
                                                OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.3%)
CHEMICALS
Monsanto Co. ................................      625,000            $   34,921,875
                                                                      --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Waste Management, Inc. ......................      750,000                26,250,000
                                                                      --------------
PRINTING, PUBLISHING &
  BROADCASTING (6.8%)
CBS Corp.(a) ................................    2,440,400                77,482,700
Chris Craft Industries, Inc.
  (Class B)*++ ..............................    1,262,939                69,066,949
Comcast Corp. (Class A) SPL .................    1,011,800                41,072,756
Liberty Media Group (Class A)*                   4,251,444               165,009,170
MediaOne Group, Inc.* .......................      265,000                11,643,438
News Corp. Ltd. (ADR)(a) ....................    1,330,200                42,732,675
Reuters Group PLC (ADR) .....................    1,443,880                98,905,780
Tele-Communications, Inc.
  (Class A)(a)* .............................    1,448,710                55,684,791
Time Warner, Inc. ...........................      178,900                15,284,769
Viacom, Inc. (Class B)* .....................    3,805,800               221,687,850
                                                                      --------------
                                                                         798,570,878
                                                                      --------------
  TOTAL BUSINESS SERVICES (7.0%)                                         824,820,878
                                                                      --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Loral Space & Communications*                    2,156,800                60,929,600
                                                                      --------------
ELECTRICAL EQUIPMENT (0.2%)
Philips Electronics N.V. ....................      325,000                27,625,000
                                                                      --------------
MACHINERY (0.2%)
AlliedSignal, Inc. ..........................      400,000                17,750,000
                                                                      --------------
  TOTAL CAPITAL GOODS (0.9%) ................                            106,304,600
                                                                      --------------
CONSUMER CYCLICALS
AIRLINES (1.9%)
AMR Corp.* ..................................      370,000                30,802,500
Delta Air Lines, Inc. .......................      962,300               124,377,275
Northwest Airlines Corp.
  (Class A)* ................................      595,800                22,975,538
UAL Corp.* ..................................      328,500                25,623,000
US Airways Group, Inc.* .....................      200,000                15,850,000
                                                                      --------------
                                                                         219,628,313
                                                                      --------------
AUTO RELATED (1.0%)
Republic Industries, Inc.(a)* ...............    4,549,500               113,737,500
                                                                      --------------
AUTOS & TRUCKS (0.1%)
AutoZone, Inc.(a)* ..........................      414,400                13,234,900
Chrysler Corp. ..............................       73,800                 4,160,475
                                                                      --------------
                                                                          17,395,375
                                                                      --------------
FOOD SERVICES, LODGING (0.5%)
Starwood Hotels & Resorts ...................    1,189,151                57,450,858
                                                                      --------------
LEISURE RELATED (3.3%)
Carnival Corp. (Class A)(a) .................    1,635,200                64,794,800
Cendant Corp.(a)* ...........................   15,223,600               317,792,650
Royal Caribbean Cruises Ltd.(a) .............      174,000                13,833,000
                                                                      --------------
                                                                         396,420,450
                                                                      --------------

-------------------------------------------------------------------------------------
                                                  NUMBER                   VALUE
                                                OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------------
RETAIL--GENERAL (3.4%)
Abercrombie & Fitch Co.
  (Class A)*++ ..............................      488,522            $   21,494,960
Home Depot, Inc. ............................    2,222,000               184,564,875
Limited, Inc.(a) ............................    2,246,975                74,431,047
Lowe's Cos., Inc. ...........................      822,800                33,374,825
Office Depot, Inc.* .........................      450,000                14,203,125
Wal-Mart Stores, Inc. .......................    1,128,000                68,526,000
                                                                      --------------
                                                                         396,594,832
                                                                      --------------
  TOTAL CONSUMER CYCLICALS (10.2%)                                     1,201,227,328
                                                                      --------------
CONSUMER NONCYCLICALS
DRUGS (5.8%)
Astra AB (A Shares) .........................    3,206,666                65,524,202
Bristol-Myers Squibb Co. ....................    2,157,000               247,920,187
Merck & Co., Inc. ...........................    2,163,200               289,328,000
Schering Plough Corp. .......................      862,000                78,980,750
                                                                      --------------
                                                                         681,753,139
                                                                      --------------
HOSPITAL SUPPLIES & SERVICES (2.8%)
Abbott Laboratories .........................    1,753,600                71,678,400
Boston Scientific Corp.(a)* .................    1,792,200               128,366,325
Columbia/HCA Healthcare Corp.                    1,000,000                29,125,000
Medtronic, Inc.(a) ..........................    1,257,800                80,184,750
United HealthCare Corp. .....................      423,500                26,892,250
                                                                      --------------
                                                                         336,246,725
                                                                      --------------
TOBACCO (3.8%)
Loews Corp. .................................    2,068,500               180,218,063
Philip Morris Cos., Inc.(a) .................    6,908,200               272,010,375
                                                                      --------------
                                                                         452,228,438
                                                                      --------------
  TOTAL CONSUMER NONCYCLICALS (12.4%)                                  1,470,228,302
                                                                      --------------
CREDIT SENSITIVE
BANKS (6.3%)
Bank of Tokyo-Mitsubishi Ltd. ...............    3,218,000                35,398,000
Chase Manhattan Corp. .......................    3,661,736               276,461,068
Citicorp ....................................      400,000                59,700,000
First Union Corp. ...........................    2,205,000               128,441,250
NationsBank Corp. ...........................    3,145,700               240,646,050
                                                                      --------------
                                                                         740,646,368
                                                                      --------------
FINANCIAL SERVICES (5.7%)
American Express Co. ........................      950,400               108,345,600
Associates First Capital Corp.
  (Class A) .................................    1,080,000                83,025,000
Fleet Financial Group, Inc. .................      192,100                16,040,350
Household International, Inc. ...............      542,400                26,984,400
MBNA Corp. ..................................    8,367,525               276,128,325
Morgan Stanley Dean Witter
  & Co. .....................................    1,113,166               101,715,543
PMI Group, Inc. .............................      901,700                66,162,238
                                                                      --------------
                                                                         678,401,456
                                                                      --------------
INSURANCE (10.3%)
Allstate Corp. ..............................      946,647                86,677,366
American International Group,
  Inc. ......................................    3,690,475               538,809,350
Hartford Financial Services
  Group, Inc. ...............................      708,600                81,046,125

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Progressive Corp. .................          599,900        $   84,585,900
Travelers Group, Inc.(a) ..........        7,036,797           426,605,848
                                                            --------------
                                                             1,217,724,589
                                                            --------------
MORTGAGE RELATED (0.1%)
Fannie Mae ........................          193,000            11,724,750
                                                            --------------
REAL ESTATE (1.3%)
CBL & Associates
  Properties, Inc.++ ..............          912,200            22,120,850
Macerich Co. ......................          717,500            21,031,719
Simon Debartolo Group, Inc. .......        1,443,000            46,897,500
Spieker Properties, Inc. ..........        1,373,400            53,219,250
Summit Properties, Inc. ...........          464,100             8,788,894
                                                            --------------
                                                               152,058,213
                                                            --------------
UTILITY--TELEPHONE (2.3%)
AT&T Corp. ........................          500,000            28,562,500
BellSouth Corp. ...................           10,824               726,561
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR)(a) .........        1,372,300           149,838,006
Teleport Communications Group,
  Inc. (Class A)*++ ...............        1,699,000            92,170,750
                                                            --------------
                                                               271,297,817
                                                            --------------
  TOTAL CREDIT SENSITIVE (26.0%)                             3,071,853,193
                                                            --------------
ENERGY
OIL--DOMESTIC (0.2%)
Union Pacific Resources
  Group, Inc. .....................        1,211,677            21,280,077
                                                            --------------
OIL--SUPPLIES & CONSTRUCTION (3.9%)
Baker Hughes, Inc. ................          630,000            21,774,375
BJ Services Co.* ..................        2,013,000            58,502,812
Dresser Industries, Inc.(a) .......        2,471,200           108,887,250
Halliburton Co. ...................        2,464,400           109,819,825
Nabors Industries, Inc.* ..........          910,300            18,035,319
Rowan Cos., Inc.* .................          185,000             3,595,938
Santa Fe International Corp. ......          286,900             8,678,725
Schlumberger Ltd.(a) ..............          500,000            34,156,250
Transocean Offshore, Inc.(a) ......        1,550,800            69,010,600
Western Atlas, Inc.* ..............          303,800            25,785,025
                                                            --------------
                                                               458,246,119
                                                            --------------
RAILROADS (0.8%)
Canadian Pacific Ltd. .............        2,373,300            67,342,388
Union Pacific Corp. ...............          643,371            28,388,745
                                                            --------------
                                                                95,731,133
                                                            --------------
  TOTAL ENERGY (4.9%) .............                            575,257,329
                                                            --------------
TECHNOLOGY
ELECTRONICS (12.3%)
Cisco Systems, Inc.(a)* ...........        5,836,500           537,322,781
EMC Corp.(a)* .....................        1,350,000            60,496,875
Intel Corp.(a) ....................          800,000            59,300,000
National Semiconductor Corp.* .....        1,175,000            15,495,312
Network Associates, Inc.(a)* ......        2,450,000           117,293,750
SCI Systems, Inc.(a)* .............        1,125,000            42,328,125
Solectron Corp.(a)* ...............        1,600,000            67,300,000
Sterling Commerce, Inc.(a)* .......        2,683,582           130,153,727
Texas Instruments, Inc.(a) ........        5,340,000           311,388,750
3Com Corp.(a)* ....................        3,655,700           112,184,294
                                                            --------------
                                                             1,453,263,614
                                                            --------------

-------------------------------------------------------------------------------
                                             NUMBER              VALUE
                                           OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (4.4%)
Ceridian Corp.*++ .................        3,815,000        $  224,131,250
Compaq Computer Corp.(a) ..........        1,350,000            38,306,250
International Business Machines
  Corp. ...........................        2,000,000           229,625,000
Sterling Software, Inc.* ..........        1,172,400            34,659,075
                                                            --------------
                                                               526,721,575
                                                            --------------
OFFICE EQUIPMENT SERVICES (0.3%)
First Data Corp.(a) ...............          915,000            30,480,938
                                                            --------------
TELECOMMUNICATIONS (15.4%)
ADC Telecommunications, Inc.* .            1,650,000            60,276,563
AirTouch Communications, Inc.*.....          894,600            52,278,187
Ascend Communications, Inc.* ......          100,000             4,956,250
DSC Communications Corp.(a)* ......        2,381,100            71,433,000
Ericsson LM (ADR) .................          400,000            11,450,000
FORE Systems, Inc.* ...............           21,400               567,100
Mannesmann AG .....................        2,013,245           204,394,322
Mannesmann AG (ADR) ...............        1,437,000           146,272,230
MCI Communications Corp. ..........        2,037,300           118,418,062
Nextel Communications, Inc.
  (Class A)* ......................          979,400            24,362,575
Nokia Corp. (ADR) .................          309,600            22,465,350
Tele-Communications TCI
  Ventures Group (Class A)(a)* .          16,137,552           323,759,637
Tellabs, Inc.(a)* .................        1,385,000            99,200,625
WorldCom, Inc.(a)* ................       14,032,618           679,704,934
                                                            --------------
                                                             1,819,538,835
                                                            --------------
  TOTAL TECHNOLOGY (32.4%) ........                          3,830,004,962
                                                            --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Anixter International, Inc.* ......          393,734             7,505,554
Tyco International Ltd. ...........        2,023,336           127,470,168
                                                            --------------
  TOTAL DIVERSIFIED (1.1%) ........                            134,975,722
                                                            --------------
TOTAL COMMON STOCKS (95.2%)
 (Cost $7,591,850,024) ............                         11,249,594,189
                                                            --------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
  6.5% Exch. Conv. ................          470,400            11,289,600
                                                            --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $11,561,746) ...............                             11,289,600
                                                            --------------
                                           PRINCIPAL
                                            AMOUNT
                                         ----------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Corp.
  5.48%, 08/04/98 .................     $ 10,000,000             9,948,528
First Union National Bank
  5.52%, 07/30/98 .................       10,000,000             9,955,694
                                                            --------------
  TOTAL BANKERS' ACCEPTANCES (0.2%)                             19,904,222
                                                            --------------
COMMERCIAL PAPER
AIG Funding, Inc.
  6.1%, due 07/01/98 ..............       76,081,000            76,081,000
Bankers Trust New York Corp.
  5.57%, due 08/12/98 .............        3,000,000             2,980,645
CXC, Inc.
  5.59%, due 08/12/98 .............       15,000,000            14,902,875

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                    PRINCIPAL                    VALUE
                                     AMOUNT                     (NOTE 1)
-------------------------------------------------------------------------------
Dresdner Bank AG
  6.0%, due 07/01/98 ..........   $108,000,000               $ 108,000,000
General Re Corp.
  5.63%, due 07/31/98 .........      2,000,000                   1,990,667
Henkel KGAA
  5.55%, due 08/11/98 .........      4,000,000                   3,974,853
Household Finance Corp.
  6.05%, due 07/01/98 .........     35,000,000                  35,000,000
Market Street Funding Corp.
  6.3%, due 07/01/98 ..........     26,275,000                  26,275,000
Merrill Lynch & Co., Inc.
  5.59%, due 07/29/98 .........     12,000,000                  11,948,014
Mobil Credit Finance Corp.
  6.15%, due 07/01/98 .........      1,000,000                   1,000,000
Rose Funding Ltd.
  5.62%, due 08/12/98 .........     33,245,000                  33,028,575
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 .........     30,000,000                  29,805,750
San Diego Gas & Electric Co.
  5.55%, due 08/24/98 .........      2,600,000                   2,578,355
Sheffield Receivable Corp.
  5.61%, due 08/17/98 .........     27,000,000                  26,802,247
Shell Oil Co.
  6.2%, due 07/01/98 ..........      4,000,000                   4,000,000
Suntrust Banks, Inc.:
  5.56%, due 08/12/98 .........     17,000,000                  16,890,520
  5.58%, due 08/17/98 .........     25,000,000                  24,819,181
Three Rivers Funding Corp.
  5.63%, due 07/24/98 .........     37,760,000                  37,624,661
UBS Finance Delaware, Inc.
  5.55%, due 08/10/98 .........     25,000,000                  24,846,667
                                                             --------------
  TOTAL COMMERCIAL PAPER (4.1%)                                482,549,010
                                                             --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Bank
  5.55%, due 07/01/98 .........     92,100,000                  92,100,000
Federal Home Loan
  Mortgage Corp.
  6.05%, due 07/01/98 .........     25,000,000                  25,000,000
Federal National Mortgage
  Association
  5.49%, due 08/24/98 .........     25,000,000                  24,795,625
                                                             --------------
  TOTAL U.S. GOVERNMENT AGENCIES (1.2%)                        141,895,625
                                                             --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.5%)
 (Cost $644,348,857) ..........                                644,348,857
                                                             --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost
  $8,247,760,627) .............                              11,905,232,646
                                                             --------------
                                         NUMBER OF
                                       CONTRACTS(B)
                                       -----------
CALL OPTIONS WRITTEN*(c):
AutoZone, Inc.:
  July @ $29.75 ...............          1,500                    (339,000)
  August @ $33.25 .............          2,500                    (182,500)
Boston Scientific Corp.
  July @ $71.50 ...............          2,000                    (512,000)
Carnival Corp.
  August @ $37.625 ............          2,000                    (664,000)

-------------------------------------------------------------------
                                     NUMBER OF           VALUE
                                   CONTRACTS(B)        (NOTE 1)
-------------------------------------------------------------------
CBS Corp.:
  July @ $34.1875 .............       2,000        $   (15,680)
  August @ $30.625 ............       2,500           (487,500)
Cendant Corp.:
  July @ $21.75 ...............       2,500           (257,500)
  July @ $22.25 ...............       3,000           (186,000)
  July @ $22.6875 .............       3,000           (156,000)
  July @ $23.50 ...............       2,000            (46,000)
  July @ $24.875 ..............       4,000            (60,000)
  August @ $19.875 ............       2,000           (546,000)
  August @ $20.625 ............       3,500           (665,000)
  August @ $20.75 .............       5,000         (1,010,000)
  August @ $21.50 .............       2,500           (320,000)
  August @ $21.75 .............       3,000           (438,000)
  August @ $21.9375 ...........       3,000           (294,000)
  August @ $22.25 .............       3,000           (243,540)
Cisco Systems, Inc.:
  July @ $74.125 ..............       2,500         (4,535,000)
  July @ $74.625 ..............       1,000         (1,747,000)
  July @ $75.625 ..............       2,000         (3,311,620)
  August @ $73.25 .............       2,500         (4,832,500)
  August @ $76.50 .............       2,000         (3,256,000)
  August @ $76.625 ............       3,000         (4,959,540)
  August @ $79.125 ............       2,000         (2,797,200)
  August @ $80.875 ............       1,500         (1,900,080)
  August @ $84.25 .............       2,000         (2,048,000)
  August @ $86.25 .............       3,000         (2,652,000)
  August @ $87.6875 ...........       2,500         (2,020,000)
  September @ $88.82 ..........       2,000         (1,622,760)
  September @ $90.75 ..........       1,500         (1,089,000)
Compaq Computer Corp.:
  July @ $28.375 ..............       2,000           (288,000)
  July @ $31.125 ..............       3,500            (66,850)
  July @ $32.125 ..............       3,500            (77,000)
  August @ $28.625 ............       2,500           (433,525)
Dresser Industries, Inc.:
  July @ $45.875 ..............       2,000           (224,940)
  August @ $40.8719 ...........       2,000           (878,000)
DSC Communications Corp.:
  August @ $26.75 .............       3,000         (1,164,000)
  August @ $27.50 .............       2,500           (837,500)
  August @ $28.50 .............       2,500           (605,000)
  August @ $29.8125 ...........       1,500           (310,500)
EMC Corp.:
  July @ $41.875 ..............       1,500           (589,500)
  August @ $40.75 .............       2,000           (988,000)
First Data Corp.:
  July @ $33.375 ..............       2,000           (228,000)
  July @ $34.625 ..............       2,500           (155,000)
Intel Corp.:
  July @ $74.00 ...............       1,000           (312,000)
  August @ $68.4375 ...........       1,000           (760,500)
  August @ $70.00 .............       1,500           (927,315)
Limited, Inc.:
  August @ $31.1875 ...........       3,000           (930,000)
  August @ $31.9375 ...........       3,500           (819,000)
Medtronic, Inc.:
  July @ $50.25 ...............       3,000         (4,080,720)
  August @ $56.625 ............       2,000         (1,594,000)
  August @ $58.00 .............       1,000           (662,000)
  September @ $62.375 .........       1,500           (472,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                    NUMBER OF             VALUE
                                  CONTRACTS(B)           (NOTE 1)
-----------------------------------------------------------------------
Network Associates, Inc.:
  August @ $38.375 .............     2,000         $    (1,980,000)
  August @ $41.125 .............     1,000                (754,000)
News Corp. Ltd.
  August @ $28.25 ..............     2,000                (856,000)
Philip Morris Cos., Inc.:
  July @ $37.1875 ..............     5,000              (1,174,000)
  July @ $37.375 ...............     3,500                (908,250)
  July @ $37.75 ................     2,500                (495,000)
  July @ $38.25 ................     2,000                (330,000)
  August @ $37.625 .............     3,000                (777,000)
  August @ $40.0625 ............     3,000                (507,000)
  August @ $40.375 .............     3,000                (444,000)
Republic Industries, Inc.
  July @ $24.50 ................     3,000                (405,000)
Royal Caribbean Cruises Ltd.
  August @ $78.50 ..............     1,000                (498,320)
Schlumberger Ltd.
  July @ $78.875 ...............     1,500                 (19,500)
SCI Systems, Inc.:
  July @ $37.3125 ..............     3,500                (714,000)
  August @ $33.125 .............     2,000              (1,156,240)
Solectron Corp.:
  July @ $45.00 ................     3,500                (360,500)
  August @ $39.00 ..............     2,000                (928,000)
  August @ $40.375 .............     1,500                (601,500)
  August @ $40.50 ..............     2,000                (770,000)
Sterling Commerce, Inc.:
  July @ $41.375 ...............     1,500              (1,096,500)
  August @ $38.75 ..............     2,000              (2,010,000)
  August @ $40.25 ..............     2,000              (1,716,600)
  August @ $41.25 ..............     2,000              (1,556,000)
  August @ $42.625 .............     2,000              (1,364,000)
  August @ $43.25 ..............     2,000              (1,220,000)
  September @ $47.875 ..........     3,000                (765,000)
Tele-Communications, Inc.
 (Class A):
  July @ $34.4375 ..............     1,500                (624,855)
  July @ $35.875 ...............     1,500                (468,990)
Tele-Communications TCI
 Ventures Group (Class A):
  July @ $17.125 ...............     3,000                (885,000)
  July @ $17.1875 ..............     3,500              (1,053,500)
  July @ $17.625 ...............     3,500                (903,000)
  August @ $16.50 ..............     6,000              (2,262,000)
  August @ $16.6875 ............     6,500              (2,287,500)
  August @ $16.75 ..............     6,000              (2,087,040)


---------------------------------------------------------------------
                                    NUMBER OF            VALUE
                                  CONTRACTS(B)          (NOTE 1)
---------------------------------------------------------------------
  August @ $19.25 ..............     3,500         $      (507,500)
  August @ $19.50 ..............     3,000                (426,000)
  September @ $19.50 ...........     2,500                (350,225)
Telecomunicacoes Brasileiras
 S.A.--Telebras:
  August @ $107.75 .............     1,000                (940,000)
  August @ $111.125 ............     1,500              (1,246,500)
  August @ $117.25 .............     3,000              (1,323,000)
  September @ $107.25 ..........     2,000              (2,090,000)
Tellabs, Inc.:
  August @ $62.375 .............     2,500              (2,575,000)
  August @ $63.25 ..............     2,500              (2,330,275)
  August @ $63.50 ..............     2,000              (1,894,680)
  August @ $64.375 .............     2,500              (2,232,150)
  August @ $73.00 ..............     1,500                (577,500)
Texas Instruments, Inc.:
  July @ $52.125 ...............     2,000              (1,422,000)
  July @ $55.625 ...............     2,500              (1,175,000)
  August @ $47.625 .............     1,500              (1,693,500)
  August @ $49.375 .............     2,000              (1,936,000)
  August @ $50.125 .............     2,500              (2,292,500)
Transocean Offshore, Inc.
  July @ $49.00 ................     1,500                (199,500)
Travelers Group, Inc.:
  July @ $64.00 ................     1,500                 (88,500)
  August @ $61.75 ..............     2,500                (657,500)
WorldCom, Inc.:
  July @ $44.4375 ..............     5,000              (2,175,000)
  August @ $44.4375 ............     3,500              (1,634,500)
  August @ $45.50 ..............     3,500              (1,312,500)
  August @ $47.5625 ............     3,000                (861,000)
3Com Corp.:
  July @ $27.125 ...............     3,000              (1,299,000)
  July @ $30.00 ................     2,000                (294,000)
  July @ $32.50 ................     2,500                (155,000)
  July @ $33.625 ...............     2,000                  (1,120)
  July @ $34.00 ................     2,500                 (50,000)
  August @ $24.75 ..............     2,500              (1,650,000)
  August @ $25.00 ..............     2,000              (1,268,000)
  August @ $25.8125 ............     2,500              (1,472,500)
  August @ $26.00 ..............     3,000              (1,599,000)
  August @ $27.50 ..............     2,000                (874,000)
                                                   ---------------
TOTAL CALL OPTIONS WRITTEN (-1.2%)
 (Premiums Received $80,537,659)                      (135,178,515)
                                                   ---------------
OTHER ASSETS
 LESS LIABILITIES (0.4%) .......                        43,785,850
                                                   ---------------
NET ASSETS (100.0%) ............                   $11,813,839,981
                                                   ===============

----------
*     Non-income producing.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(a)   Partially pledged as collateral on outstanding written call options.


(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. .....................        15,000          $    3,335,956
Bayer AG ............................        40,000               2,064,874
GP Batteries International Ltd. .....       820,000               1,494,880
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......        12,500                  11,000
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR)+ .             150,000                 125,295
Ishihara Sangyo Kaisha Ltd.* ........       117,000                 162,055
Johnson Matthey PLC .................       225,000               2,021,543
Rhodia SA* ..........................        24,760                 690,291
Royal Group Technologies Ltd.*               50,000               1,444,056
SKW Trostberg AG ....................        32,000               1,140,893
Yule Catto & Co. PLC ................        12,156                  75,721
                                                             --------------
                                                                 12,566,564
                                                             --------------
CHEMICALS--SPECIALTY (0.7%)
SGL Carbon AG+ ......................        78,560               9,191,106
UCAR International, Inc.* ...........        40,000               1,167,500
                                                             --------------
                                                                 10,358,606
                                                             --------------
METALS & MINING (0.2%)
Great Central Mines Ltd. ............       360,000                 343,729
Randgold Resources Ltd.
  (GDR)*+ ...........................       181,800                 978,084
Toho Titanium .......................       129,000               1,005,050
Westralian Sands Ltd. ...............       280,000                 581,561
WMC Ltd. ............................       200,000                 602,641
                                                             --------------
                                                                  3,511,065
                                                             --------------
PAPER (0.4%)
Enso Oyj (R Shares) .................       124,000               1,341,201
Grupo Industrial Durango
  (ADR)* ............................        66,000                 585,750
Jefferson Smurfit Group PLC .........       300,000                 896,794
Mayr-Melnhof Karton AG+ .............        48,290               3,157,079
Nippon Paper Industries Co. .........        54,000                 225,162
                                                             --------------
                                                                  6,205,986
                                                             --------------
STEEL (0.2%)
Broken Hill Proprietary Co. Ltd.            150,000               1,269,453
Sumitomo Metal Industries ...........       696,000               1,119,665
                                                             --------------
                                                                  2,389,118
                                                             --------------
  TOTAL BASIC MATERIALS (2.4%) ......                            35,031,339
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.0%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        83,200               1,720,743
Daiseki Co. Ltd. ....................        13,300                  78,676
Matsuda Sangyo Co. Ltd. .............        19,000                 146,660
Powerscreen International PLC .......       640,000                 961,924
Rentokil Initial PLC ................       450,000               3,238,978
Tomra Systems ASA ...................       270,000               8,101,761
                                                             --------------
                                                                 14,248,742
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (4.5%)
CBS Corp. ...........................       136,800               4,343,400
De La Rue PLC .......................       180,000                 892,786
Elsevier N.V. .......................       174,000               2,627,158


-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Flextech PLC* .......................      69,000            $      638,377
Grupo Televisa S.A. (GDR)* ..........     120,000                 4,515,000
Liberty Media Group (Class A)* .          283,312                10,996,047
Mediaset Spa ........................     450,000                 2,873,203
News Corp. Ltd. (ADR) ...............      91,100                 2,926,588
Nippon Television Network
  Corp. .............................       3,830                 1,110,706
Reed International PLC ..............     300,000                 2,715,431
Reuters Group PLC (ADR) .............      78,620                 5,385,470
Schibsted ASA .......................      60,000                 1,009,785
Seat Spa* ...........................   6,000,000                 4,052,114
Tele-Communications, Inc.
  (Class A)* ........................     116,425                 4,475,086
Television Broadcasts Ltd. ..........     265,000                   701,149
Tokyo Broadcasting System, Inc.           209,000                 2,336,964
TVI-Televisao Independente SA*              1,175                         0
Viacom, Inc. (Class B)* .............     234,500                13,659,625
                                                             --------------
                                                                 65,258,889
                                                             --------------
PROFESSIONAL SERVICES (1.0%)
Alvern Norway ASA* ..................     258,529                   320,421
Apcoa Parking AG ....................      18,670                 1,345,772
Content Beheer N.V. .................     140,000                 4,785,324
International Public Relations
  PLC ...............................      30,000                    24,549
Meitec ..............................      56,700                 1,963,353
Unique International N.V. ...........      56,000                 1,900,359
Vedior N.V. .........................       8,881                   251,153
WPP Group PLC .......................     540,000                 3,541,834
                                                             --------------
                                                                 14,132,765
                                                             --------------
TRUCKING, SHIPPING (0.7%)
Brambles Industries Ltd. ............     220,000                 4,322,524
Cosco Pacific Ltd. ..................     300,000                   107,447
Frontline Ltd.* .....................   3,100,325                 2,022,391
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................     180,690                         0
Irish Continental Group PLC .........     140,000                 2,248,038
Koninklijke Nedlloyd Groep N.V.            11,250                   228,508
Yamato Transport Co. Ltd. ...........      93,000                 1,043,248
                                                             --------------
                                                                  9,972,156
                                                             --------------
  TOTAL BUSINESS SERVICES (7.2%).....                           103,612,552
                                                             --------------
CAPITAL GOODS
AEROSPACE (0.3%)
British Aerospace ...................     320,000                 2,452,906
Loral Space & Communications*              62,000                 1,751,500
McKechnie PLC .......................      50,000                   363,226
                                                             --------------
                                                                  4,567,632
                                                             --------------
BUILDING & CONSTRUCTION (0.4%)
ABB AG* .............................         500                   738,932
Daito Trust Construction Co.
  Ltd. ..............................      46,600                   352,979
ITC Corp. Ltd. ......................     716,500                     3,607
Japan Industrial Land
  Development .......................      50,000                    82,961
Kaneshita Construction ..............     104,000                   541,682
MacMahon Holdings Ltd. ..............   1,895,200                   511,136
Metacorp BHD ........................     335,000                    96,862
Mitsui Home Co. Ltd. ................      51,000                   228,474
Nanno Construction Co. Ltd. .........      50,000                    68,533
Nippon Denwa Shisetsu ...............      43,000                   144,243

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                               OF SHARES            (NOTE 1)
---------------------------------------------------------------------------------
Ohmoto Gumi Co. Ltd. ....................        35,000          $      201,991
Oriental Construction Co. ...............        17,700                  87,593
PS Corp. ................................        91,200                 372,379
Sacos Corp. .............................         2,400                  10,475
Sanyo Engineering &
  Construction Co. ......................        20,000                  75,891
Sho-Bond Corp. ..........................       122,800               2,241,264
Suido Kiko Kaisha .......................        33,000                  88,082
Toda Corp. ..............................        62,000                 248,233
Wesco, Inc. .............................        18,000                  48,045
                                                                 --------------
                                                                      6,143,362
                                                                 --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
BPB PLC .................................       540,000               3,273,547
Fujikura Ltd. ...........................       335,000               1,493,507
Lafarge SA ..............................        20,000               2,066,970
Nichiha Corp. ...........................       135,700                 801,748
Portland Valderrivas SA .................        11,100               1,360,085
Unidare PLC* ............................       519,600               1,886,341
                                                                 --------------
                                                                     10,882,198
                                                                 --------------
ELECTRICAL EQUIPMENT (0.2%)
Alcatel Alsthom .........................        16,000               3,256,883
Mabuchi Motor Co. .......................         1,100                  69,831
Zucchini Spa ............................        30,400                 211,296
                                                                 --------------
                                                                      3,538,010
                                                                 --------------
MACHINERY (2.0%)
AlliedSignal, Inc. ......................        42,000               1,863,750
Asahi Diamond Industry Co.
  Ltd. ..................................        50,000                 225,436
Cie Generale de Geophysique
  SA (ADR)* .............................       216,000               6,345,000
Construcciones y Auxiliar de
  Ferrocarrites SA ......................         8,925                 349,201
Enshu* ..................................        53,000                  91,762
Gildemeister Italiana Spa ...............        36,200                 158,605
IHC Caland N.V. .........................        52,000               2,928,245
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...................       130,000                 237,267
Kalmar Industries AB+ ...................        60,000                 902,595
Kawasaki Heavy Industries Ltd. ..........       277,000                 559,515
Keyence Corp. ...........................        27,200               2,962,920
Mitsubishi Heavy Industries Ltd. .              346,000               1,307,921
Namura Shipbuilding .....................        10,000                  23,518
Nireco ..................................        21,000                 103,015
Nitta Corp. .............................       100,700                 646,537
Nitto Kohki Co. Ltd. ....................        81,800                 884,564
Rauma Oyj ...............................        41,600                 853,617
Siebe PLC ...............................        80,000               1,599,198
SMC Corp. ...............................        56,700               4,315,286
Sodick Co.* .............................       335,000                 966,671
Thai Engine Manufacturing
  Public Co. Ltd.* ......................        87,000                  32,986
Vestas Wind Systems A/S* ................        16,580                 655,140
                                                                 --------------
                                                                     28,012,749
                                                                 --------------
  TOTAL CAPITAL GOODS (3.7%) ............                            53,143,951
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (2.1%)
Air Canada* .............................        90,000                 804,254
British Airways PLC .....................       150,000               1,624,499


---------------------------------------------------------------------------------
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
Continental Airlines, Inc.
  (Class B)* ............................     169,000            $   10,287,875
Delta Air Lines, Inc. ...................      59,500                 7,690,375
Lufthansa AG ............................      50,000                 1,255,891
Northwest Airlines Corp.
  (Class A)* ............................      51,100                 1,970,544
UAL Corp.* ..............................      28,200                 2,199,600
US Airways Group, Inc.* .................      28,000                 2,219,000
Virgin Express Holdings PLC
  (ADR)* ................................     115,000                 1,487,813
                                                                 --------------
                                                                     29,539,851
                                                                 --------------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S .............      30,000                 2,423,228
King Co. ................................      50,000                    70,336
PT Great River International ............   3,150,000                    80,085
                                                                 --------------
                                                                      2,573,649
                                                                 --------------
AUTO RELATED (1.2%)
Asahi Glass Co. Ltd. ....................      13,000                    70,336
Autoliv, Inc. ...........................      35,000                 1,106,875
Gerresheimer Glas AG ....................      12,000                   180,316
LucasVarity PLC .........................     450,000                 1,788,577
Michelin (CGDE), (Class B) ..............      45,000                 2,596,941
Minebea Co. Ltd. ........................     236,000                 2,351,147
Republic Industries, Inc.* ..............     367,000                 9,175,000
Toyoda Gosei ............................      11,000                    32,138
                                                                 --------------
                                                                     17,301,330
                                                                 --------------
AUTOS & TRUCKS (0.2%)
Harley-Davidson, Inc. ...................      44,400                 1,720,500
Honda Motor Co. Ltd. ....................      42,000                 1,496,754
                                                                 --------------
                                                                      3,217,254
                                                                 --------------
FOOD SERVICES, LODGING (1.4%)
Accor SA ................................      18,000                 5,036,131
Compass Group PLC .......................     825,800                 9,501,941
International Fast Food Corp.* ..........       8,000                     6,800
QPQ Corp.--Warrants
  (expire 09/22/98)* ....................      32,700                       128
Restaurant Brands New Zealand
  Ltd. ..................................     220,100                   106,348
Sanyo Pax Co. Ltd. ......................      50,000                   284,952
Selecta Group ...........................       7,000                 1,496,338
Starwood Hotels & Resorts ...............      73,857                 3,568,216
Thistle Hotels PLC ......................     240,000                   877,756
                                                                 --------------
                                                                     20,878,610
                                                                 --------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.5%)
Hunter Douglas N.V. .....................      60,000                 3,260,709
Industrie Natuzzi Spa (ADR) .............     120,000                 3,120,000
Moulinex* ...............................      20,527                   532,565
                                                                 --------------
                                                                      6,913,274
                                                                 --------------
LEISURE RELATED (3.3%)
Amer Group Ltd. (Series A)* .............      40,000                   773,363
Canal Plus ..............................      19,330                 3,611,889
Carnival Corp. (Class A) ................      11,000                   435,875
Cendant Corp.* ..........................     693,100                14,468,463
Cinar Films, Inc. (Class B)* ............      90,000                 1,755,000
EMI Group PLC ...........................     200,000                 1,750,167
Hoyts Cinemas Group+ ....................   1,370,000                 1,783,744
Imagineer Co. Ltd. ......................      40,400                   204,011

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
KTM Motorradholding AG ..................        17,780          $    1,386,491
Ladbroke Group PLC ......................       550,000               3,021,877
Nelvana Ltd.*+ ..........................       130,000               2,822,534
Nintendo Co. Ltd. .......................        22,100               2,048,658
Nippon Broadcasting System ..............        60,000               2,532,102
Royal Caribbean Cruises Ltd. ............        78,000               6,201,000
SHIMANO, INC. ...........................        20,000                 507,863
Tag Heuer International SA
  (ADR) .................................       143,200               1,342,500
Thomson Travel Group PLC* ...............       500,000               1,561,456
Toei Co. Ltd. ...........................        80,000                 252,200
Tourism Holdings Ltd.* ..................       600,000                 342,903
                                                                 --------------
                                                                     46,802,096
                                                                 --------------
PHOTO & OPTICAL (0.8%)
Fuji Photo Film Co. .....................        84,000               2,926,850
Gretag Imaging Group* ...................        50,400               4,838,161
Luxottica Group (ADR) ...................       100,000               1,550,000
Noritsu Koki Co. Ltd. ...................       106,200               2,374,982
                                                                 --------------
                                                                     11,689,993
                                                                 --------------
RETAIL--GENERAL (3.4%)
Abercrombie & Fitch Co.
  (Class A)* ............................        46,950               2,065,778
Aldeasa SA ..............................        94,700               3,384,128
BAA PLC .................................       100,000               1,080,494
Carpetright PLC .........................        20,000                  87,508
Dixons Group PLC ........................       450,000               3,592,184
Doshisha Co. ............................        37,000                 157,214
Eiden Sakakiya Co. Ltd. .................        65,000                 250,866
Gucci Group N.V. (New York
  Registered Shares) ....................         5,000                 265,000
Homac Corp. .............................        10,500                  90,896
Home Centers Ltd.* ......................       142,800               2,891,700
Home Depot, Inc. ........................       155,600              12,924,525
Home Wide Corp. .........................        18,000                  66,224
House of Fraser PLC .....................       520,000               1,511,022
Isetan Co. ..............................        33,000                 276,151
Japan Airport Terminal Co. Ltd. .               176,800                 982,081
Kokuyo Co. Ltd. .........................        28,000                 474,679
Limited, Inc. ...........................       229,575               7,604,672
Office Depot, Inc.* .....................        93,000               2,935,313
Paris Miki, Inc. ........................       105,400               1,384,601
Sato Corp. ..............................       137,600               2,248,334
Smith (W.H.) Group PLC ..................       225,000               1,998,998
Smith (W.H.) Group PLC
  (B Shares)* ...........................       250,000                 223,363
Sriwani Holdings BHD ....................       633,000                 138,794
S.T. Dupont*+ ...........................        70,614                 772,988
Swank International
  Manufacturing Co.* ....................     1,000,000                 108,415
Vendex International N.V. ...............         9,000                 346,137
Warehouse Group Ltd. ....................       390,000                 688,924
                                                                 --------------
                                                                     48,550,989
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (13.1%)                                  187,467,046
                                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Diageo PLC ..............................       604,800               7,171,142
Hartwall Oyj AB .........................        41,300               1,325,807
Lion Nathan Ltd. ........................        31,500                  70,046
Louis Dreyfus Citrus ....................        69,000               2,304,754


---------------------------------------------------------------------------------
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
Panamerican Beverages, Inc. .............      60,000            $    1,886,250
Quilmes Industrial Quins (ADR)                 76,000                   741,000
                                                                 --------------
                                                                     13,498,999
                                                                 --------------
CONTAINERS (0.3%)
Sealed Air Corp.* .......................     106,200                 3,902,850
                                                                 --------------
DRUGS (6.4%)
Astra AB (A Shares) .....................      80,000                 1,634,700
Bristol-Myers Squibb Co. ................     134,000                15,401,625
Merck & Co., Inc. .......................     122,100                16,330,875
Novartis AG .............................       1,358                 2,261,392
Novartis AG (ADR) .......................      20,000                 1,664,016
Novo-Nordisk A/S (B Shares) .............      15,000                 2,069,568
Orion-Yhtyma Oyj (B Shares)* ............     182,000                 5,610,163
Pfizer, Inc. ............................      75,000                 8,151,563
Roche Holding AG
  Genusssheine ..........................         450                 4,422,214
Sankyo Co. Ltd. .........................     320,000                 7,294,763
Sanofi SA ...............................      30,000                 3,527,077
Santen Pharmaceutical Co. Ltd. ..........     312,000                 3,418,901
Schering Plough Corp. ...................      51,000                 4,672,875
Smith & Nephew PLC ......................     200,000                   499,332
Smithkline Beecham PLC ..................     300,000                 3,664,830
Taisho Pharmaceutical Co. ...............       2,000                    37,368
Yamanouchi Pharmaceutical Co.
  Ltd. ..................................     201,000                 4,190,521
Zeneca Group PLC ........................     180,000                 7,731,463
                                                                 --------------
                                                                     92,583,246
                                                                 --------------
FOODS (1.4%)
Avonmore Waterford Group
  PLC ...................................     130,500                   510,207
Barry Callebaut AG* .....................      20,830                 4,493,904
Fyffes PLC ..............................   2,800,000                 6,802,759
Karlshamns AB+ ..........................      17,000                   230,162
Koninklijke Numico N.V. .................      25,000                   783,209
Nestle SA ...............................       1,100                 2,355,743
Nutreco Holding N.V. ....................      72,800                 2,549,235
Oie Sangyo Co. Ltd. .....................       4,000                    14,457
Shriram Industrial Enterprises
  Ltd. (GDR)+ ...........................     198,000                   297,000
Viscofan Envoltura ......................      49,000                 2,281,448
                                                                 --------------
                                                                     20,318,124
                                                                 --------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Australian Hospital Care Ltd. ...........     636,000                   461,355
Boston Scientific Corp.* ................     110,300                 7,900,237
Coloplast A/S B .........................       1,200                   117,887
EDAP TMS S.A. (ADR)* ....................     355,000                 1,664,062
Medtronic, Inc. .........................      67,800                 4,322,250
NIC Corp. ...............................       8,000                    53,095
Nichii Gakkan Co. .......................       8,000                   266,051
Quest Medical, Inc.* ....................     164,543                 1,563,159
United HealthCare Corp. .................      28,000                 1,778,000
                                                                 --------------
                                                                     18,126,096
                                                                 --------------
RETAIL--FOOD (0.7%)
Daimon Co. Ltd. .........................      10,200                    25,018
Familymart Co. ..........................      78,700                 2,997,663
Kesko ...................................      76,000                 1,199,077
Loblaw Companies Ltd. ...................      40,000                   951,378
McBride PLC .............................     350,000                 1,002,421

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Santa Isabel S.A. (ADR) ..............       10,635           $      116,985
Seven-Eleven Japan Co. Ltd. ..........       49,800                2,967,451
                                                              --------------
                                                                   9,259,993
                                                              --------------
SOAPS & TOILETRIES (0.2%)
Kao Corp. ............................     180,000                 2,778,820
                                                              --------------
TOBACCO (3.0%)
Imperial Tobacco Group PLC ...........     341,000                 2,517,068
Japan Tobacco, Inc. ..................         240                 1,625,739
Loews Corp. ..........................     120,800                10,524,700
Philip Morris Cos., Inc. .............     440,400                17,340,750
RJ Reynolds BHD ......................     210,000                   290,946
Seita ................................      66,000                 2,990,327
Swedish Match AB .....................   1,015,385                 3,373,161
Tabacalera SA-A ......................     240,000                 4,914,248
                                                              --------------
                                                                  43,576,939
                                                              --------------
  TOTAL CONSUMER
     NONCYCLICALS (14.2%) ............                           204,045,067
                                                              --------------
CREDIT SENSITIVE
BANKS (6.0%)
Akita Bank ...........................      76,000                   334,439
AMMB Holdings BHD ....................      21,000                    11,031
Asahi Bank Ltd. ......................      88,000                   387,246
Banco Central
  Hispanoamericano SA ................      36,000                 1,131,529
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)             60,000                 1,845,000
Bank of Scotland .....................     200,000                 2,241,149
Bank of Tokyo-Mitsubishi Ltd. ........     250,000                 2,649,329
Barclays PLC .........................     140,000                 4,040,080
BPI-SGPS SA ..........................      56,000                 1,807,929
Chase Manhattan Corp. ................     218,976                16,532,688
Citicorp .............................      50,000                 7,462,500
Corporacion Bancaria de Espana
  SA .................................     200,000                 4,486,469
Credito Italiano Spa .................     200,000                 1,047,359
Dai-Ichi Kangyo Bank Ltd. ............     318,000                 1,869,644
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ......................      37,400                 2,268,363
First Union Corp. ....................     139,000                 8,096,750
Forenings Sparbanken AB
  (A Shares) .........................       9,700                   291,839
Grupo Financiero Banamex
  Accival (B Shares)* ................     150,000                   283,966
Grupo Financiero Banorte
  (Class B)* .........................     178,750                   193,254
HSBC Holdings PLC (H.K.$) ............      60,000                 1,467,475
Mitsubishi Trust & Banking
  Corp. ..............................      65,000                   552,842
National Westminster Bank PLC               50,000                   894,289
NationsBank Corp. ....................     197,100                15,078,150
Nordbanken Holding AB+ ...............     300,000                 2,200,075
Overseas-Chinese Bank ................      44,000                   149,748
Shizuoka Bank Ltd. ...................      21,000                   225,725
Skandinaviska Enskilda Banken
  (Series A) .........................     125,330                 2,144,609
Societe Generale .....................      15,000                 3,117,817
Sparebanken NOR ......................       8,600                   246,836
Sumitomo Bank Ltd. ...................     166,000                 1,616,650


-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                         OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Toho Bank ............................     124,000            $      498,254
United Overseas Bank Ltd. ............     160,000                   497,189
                                                              --------------
                                                                  85,670,223
                                                              --------------
FINANCIAL SERVICES (5.5%)
Aiful Corp. ..........................      78,400                 3,828,942
American Express Co. .................     103,600                11,810,400
Americredit Corp.* ...................     186,700                 6,662,856
Amvescap PLC .........................     260,000                 2,540,080
Associates First Capital Corp.
  (Class A) ..........................      67,000                 5,150,625
CIT Group, Inc. ......................      45,700                 1,713,750
CMIC Finance & Securities
  Public Co. Ltd.* ...................     724,700                         0
Credit Saison Co. ....................     354,450                 7,031,723
Dexia France .........................      10,000                 1,346,011
Fleet Financial Group, Inc. ..........         700                    58,450
Hong Leong Finance Ltd. ..............     160,000                   130,690
JCG Holdings Ltd. ....................     142,000                    39,404
MBNA Corp. ...........................     578,100                19,077,300
Morgan Stanley Dean Witter
  & Co. ..............................      56,800                 5,190,100
Newcourt Credit Group, Inc. ..........     111,000                 5,459,813
Nichiei Co. Ltd. .....................      53,800                 3,663,771
PMI Group, Inc. ......................      57,000                 4,182,375
PT Bunas Finance Indonesia* ..........     800,000                     4,068
Sanyo Shinpan Finance Co. Ltd. .......      18,000                   636,272
Takefuji Corp. .......................       7,800                   360,121
                                                              --------------
                                                                  78,886,751
                                                              --------------
INSURANCE (6.7%)
Acceptance Insurance Cos., Inc.*            30,100                   739,331
Aegon N.V. ...........................      70,000                 6,093,543
American International
  Group, Inc. ........................     179,375                26,188,750
ASR Verzekeringsgroep N.V. ...........      90,000                 7,639,797
Corporacion Mapfre ...................     116,900                 4,101,219
Fairfax Financial Holdings Ltd.* .....       4,000                 1,560,260
Fortis Amev N.V. .....................      82,381                 4,825,445
ING Groep N.V. .......................      90,000                 5,895,834
Irish Life PLC .......................     175,000                 1,628,786
Koa Fire & Marine ....................      21,000                    80,897
Mediolanum Spa+ ......................      15,000                   476,124
Norwich Union PLC ....................     250,000                 1,816,132
Pacific & Orient BHD .................     220,000                   102,307
Progressive Corp. ....................      19,500                 2,749,500
QBE Insurance Group Ltd. .............      10,000                    35,340
Skandia Forsakrings AB ...............     130,000                 1,857,841
Travelers Group, Inc. ................     424,699                25,747,377
20th Century Industries ..............     186,000                 5,335,875
                                                              --------------
                                                                  96,874,358
                                                              --------------
REAL ESTATE (2.4%)
Arden Realty, Inc. ...................     193,100                 4,996,463
Asticus AB* ..........................     176,320                 1,945,112
Boston Properties, Inc. ..............      83,600                 2,884,200
Castellum AB .........................     288,000                 3,393,757
Cheung Kong Holdings .................     126,000                   619,592
City Developments Ltd. ...............     115,000                   321,279
Daibiru Corp. ........................      46,000                   296,667
Entertainment Properties Trust .......     136,000                 2,482,000
JP Realty, Inc. ......................      87,300                 2,057,006
Macerich Co. .........................     151,700                 4,446,706

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Mandamus AB* .........................         485            $        3,040
MEPC PLC .............................     210,000                 1,848,196
Pernas International Hotels
  Holdings BHD .......................     640,000                   121,053
Prentiss Properties Trust ............      85,000                 2,066,563
SAP Holdings BHD .....................      66,000                    14,312
Singapore Land Ltd. ..................     300,000                   628,588
Sino Land Co. ........................   1,850,000                   644,683
Spieker Properties, Inc. .............      82,700                 3,204,625
Sumitomo Realty &
  Development Co. Ltd. ...............     364,000                 1,607,041
Sun Communities, Inc. ................      41,000                 1,358,125
                                                              --------------
                                                                  34,939,008
                                                              --------------
UTILITY--ELECTRIC (2.4%)
British Energy PLC ...................     320,000                 2,800,267
Cia Paranaense de Energia-Copel
  (ADR) ..............................     356,000                 3,293,000
Electricidade de Portugal SA .........     127,005                 2,953,637
Enersis S.A. (ADR) ...................      45,000                 1,099,687
EVN-Energie-Versorgung
  Niederoesterreich AG ...............       8,000                 1,197,495
Gas Y Electridad SA (Series 2) .......       5,000                   380,502
Hidroelectrica del Cantabrico ........      26,000                 1,186,827
Iberdrola SA .........................     270,000                 4,384,089
Korea Electric Power (ADR) ...........      15,000                   106,875
National Grid Group PLC ..............     850,000                 5,734,803
National Power PLC ...................     420,000                 3,955,912
Veba AG ..............................      50,000                 3,410,036
Viag AG ..............................       5,000                 3,382,312
                                                              --------------
                                                                  33,885,442
                                                              --------------
UTILITY--GAS (0.3%)
Sociedad General de Aguas de
  Barcelona SA .......................      89,900                 5,012,357
                                                              --------------
UTILITY--TELEPHONE (1.9%)
Electric Lightwave, Inc.* ............     178,700                 1,976,869
Empresas Telex-Chile S.A.
  (ADR)* .............................      70,000                   100,625
Hellenic Telecommunication
  Organization SA ....................      58,379                 1,498,217
Magyar Tavkozlesi Rt (ADR) ...........     218,000                 6,417,375
Portugal Telecom SA ..................      31,680                 1,679,740
PT Indosat (ADR) .....................      40,000                   445,000
Telecom Italia Spa ...................      50,000                   368,208
Telefonica de Espana .................     100,000                 4,623,410
Telephone & Data Systems, Inc. .......      46,700                 1,838,813
Teleport Communications Group,
  Inc. (Class A)* ....................     126,000                 6,835,500
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................     160,000                 1,496,000
                                                              --------------
                                                                  27,279,757
                                                              --------------
  TOTAL CREDIT SENSITIVE (25.2%)                                 362,547,896
                                                              --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
OMV AG ...............................      20,000                 2,679,690
                                                              --------------
OIL--DOMESTIC (0.1%)
Union Pacific Resources Group,
  Inc. ...............................      79,300                 1,392,706
                                                              --------------

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
OIL--INTERNATIONAL (0.4%)
Canadian Occidental ..................       8,000            $      172,000
Orogen Minerals Ltd. .................     310,000                   413,231
Renaissance Energy Ltd.* .............      60,000                   899,052
Repsol SA ............................      65,000                 3,581,676
Southern Pacific Petroleum ...........     850,000                 1,054,002
                                                              --------------
                                                                   6,119,961
                                                              --------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
BJ Services Co.* .....................     104,000                 3,022,500
Bouygues Offshore SA (ADR) ...........      86,000                 1,816,750
Canadian Fracmaster Ltd.
  Installment Receipt+ ...............     571,500                     1,942
Coflexip (ADR) .......................      65,000                 3,973,125
Dresser Industries, Inc. .............     240,100                10,579,406
Fugro N.V. ...........................      80,000                 3,186,937
Halliburton Co. ......................     188,800                 8,413,400
Nabors Industries, Inc.* .............      35,000                   693,438
Noble Drilling Corp.* ................     247,000                 5,943,438
Santa Fe International Corp. .........      84,500                 2,556,125
Transocean Offshore, Inc. ............      85,000                 3,782,500
Tubos de Acero de Mexico SA
  (ADR) ..............................      10,000                   128,125
                                                              --------------
                                                                  44,097,686
                                                              --------------
  TOTAL ENERGY (3.8%) ................                            54,290,043
                                                              --------------
TECHNOLOGY
ELECTRONICS (7.6%)
Austria Mikro Systeme
  International AG ...................       4,000                   270,962
Cisco Systems, Inc.* .................     382,950                35,255,334
EMC Corp.* ...........................      35,000                 1,568,438
Enplas Corp. .........................      10,000                   176,021
Fujimi, Inc. .........................      54,400                 1,993,594
Micronics Japan Co. Ltd. .............      68,000                   956,572
Navia ASA* ...........................      80,000                   271,363
Network Associates, Inc.* ............     182,000                 8,713,250
Nikon Corp. ..........................     133,000                   957,539
PairGain Technologies, Inc.* .........     363,100                 6,331,556
Rohm Co. Ltd. ........................      27,000                 2,775,574
Sankyo Engineering Co. ...............       1,000                     3,888
Sanmina Corp.* .......................     216,000                 9,369,000
SCI Systems, Inc.* ...................     123,400                 4,642,925
Solectron Corp.* .....................      88,200                 3,709,913
Sterling Commerce, Inc.* .............     273,660                13,272,510
TDK Corp. ............................      34,000                 2,514,067
Texas Instruments, Inc. ..............     195,000                11,370,938
Tokyo Cathode Laboratory Co. .........      28,600                   224,888
Tokyo Electron .......................      10,000                   306,594
Xilinx, Inc.* ........................      41,000                 1,394,000
Yamaichi Electronics Co. Ltd. ........      17,000                   348,290
Yokogawa Electric Corp. ..............     353,000                 1,884,432
                                                              --------------
                                                                 108,311,648
                                                              --------------
OFFICE EQUIPMENT (3.0%)
Canon, Inc. ..........................       4,000                    90,896
Ceridian Corp.* ......................     342,700                20,133,625
Ricoh Elemex Corp. ...................      24,000                   169,673
Sterling Software, Inc.* .............     767,200                22,680,350
                                                              --------------
                                                                  43,074,544
                                                              --------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                     NUMBER                 VALUE
                                                   OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (0.9%)
Data Communication System Co.                         53,000         $      955,851
Fuji Soft ABC, Inc. ........................          60,200              2,049,805
INES Corp. .................................          86,000                589,381
Misys PLC ..................................         130,000              7,392,285
Nippon System Development ..................          57,900              1,378,372
Turbon International AG ....................          27,500                603,063
                                                                     --------------
                                                                         12,968,757
                                                                     --------------
TELECOMMUNICATIONS (8.3%)
ADC Telecommunications, Inc.*                        144,000              5,260,500
Corecomm, Inc.* ............................           7,600                199,500
DDI Corp. ..................................             384              1,337,989
Energis PLC* ...............................         420,000              6,396,794
E.R.G. Limited* ............................       2,480,000              1,368,467
Filtronic Comtek PLC .......................       1,199,000              8,009,352
FORE Systems, Inc.* ........................         100,000              2,650,000
Global TeleSystems Group, Inc.*                       30,000              1,462,500
Helsinki Telephone Corp. ...................          91,710              4,265,542
MCI Communications Corp. ...................          20,000              1,162,500
NetCom Systems AB (B Shares)*                         60,000              2,297,856
Nextel Communications, Inc.
  (Class A)* ...............................         258,700              6,435,163
SK Telecom Co. Ltd. (ADR) ..................         280,001              1,557,504
Tadiran Telecommunications Ltd.                      130,000              1,933,750
Tele-Communications TCI
  Ventures Group (Class A)* ................         885,350             17,762,334
Tellabs, Inc.* .............................          28,000              2,005,500
Vodafone Group PLC .........................         500,000              6,350,200
WorldCom, Inc.* ............................       1,015,219             49,174,670
                                                                     --------------
                                                                        119,630,121
                                                                     --------------
  TOTAL TECHNOLOGY (19.8%) .................                            283,985,070
                                                                     --------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Brierley Investments Ltd. ..................          27,900                 13,481
BTR PLC ....................................         138,125                392,138
Crean (James) PLC--Units ...................         495,000              1,078,221
Hagemeyer N.V. .............................          41,000              1,774,455
Lippo China Resources Ltd. .................       2,000,000                126,484
Sime Darby BHD .............................         800,000                551,292
Swire Pacific Ltd. (Class A) ...............         140,000                528,524
Taiwan Fund, Inc. ..........................          15,000                201,563
Tomkins PLC ................................         350,000              1,901,094
Tyco International Ltd. ....................         154,984              9,763,992
Vivendi ....................................          30,000              6,404,299
                                                                     --------------
  TOTAL DIVERSIFIED (1.6%) .................                             22,735,543
                                                                     --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (91.0%)
 (Cost $1,028,633,923)......................                          1,306,858,507
                                                                     --------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
  6.5% Exch. Conv. .........................          50,000              1,200,000
                                                                     --------------
PRINTING, PUBLISHING &
  BROADCASTING (0.6%)
ProSieben Media AG* ........................          48,000              2,496,479
Readers Digest "TRACES" ....................         228,000              5,871,000
                                                                     --------------
                                                                          8,367,479
                                                                     --------------
  TOTAL BUSINESS SERVICES (0.7%)............                              9,567,479
                                                                     --------------

-------------------------------------------------------------------------------------
                                                    NUMBER                 VALUE
                                                  OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------------
CONSUMER CYCLICALS (0.0%)
LEISURE RELATED
Village Roadshow Ltd. ......................         440,000         $      654,721
                                                                     --------------
CREDIT SENSITIVE (0.3%)
BANKS
Bank Austria AG ............................          51,200              4,157,946
                                                                     --------------
TECHNOLOGY (0.5%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .......................          88,000              6,476,548
                                                                     --------------
TOTAL PREFERRED STOCKS (1.5%)
 (Cost $13,728,166) ........................                             20,856,694
                                                                     --------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                    ---------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns, Philp & Co. Ltd.
  5.5% Conv., 04/30/04 .....................     $ 2,000,000              1,150,000
                                                                     --------------
CREDIT SENSITIVE
BANKS (0.0%)
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ....................         165,700                 18,430
                                                                     --------------
UTILITY--ELECTRIC (0.0%)
National Grid Group PLC
  4.25% Conv., 02/17/08 ....................         232,000                391,723
                                                                     --------------
  TOTAL CREDIT SENSITIVE (0.0%) ............                                410,153
                                                                     --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
  (Amortized Cost $2,157,045) ..............                              1,560,153
                                                                     --------------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 5.85%, due 07/01/98 .......................      22,900,000             22,900,000
 5.5%, due 07/23/98 ........................      11,000,000             10,963,162
Federal National Mortgage
  Association:
 5.6%, due 07/06/98 ........................      25,000,000             24,980,555
 5.56%, due 07/07/98 .......................       4,700,000              4,695,645
 5.51%, due 07/21/98 .......................      20,000,000             19,938,778
 5.48%, due 07/29/98 .......................       6,000,000              5,974,520
                                                                     --------------
  TOTAL U.S. GOVERNMENT
  AGENCIES (6.2%) ..........................                             89,452,660
                                                                     --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (6.2%) ........................
 (Amortized Cost $89,452,660) ..............                             89,452,660
                                                                     --------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost
  $1,133,971,794)...........................                          1,418,728,014
                                                                     --------------
OTHER ASSETS
 LESS LIABILITIES (1.2%) ...................                             17,608,060
                                                                     --------------
NET ASSETS (100.0%) ........................                         $1,436,336,074
                                                                     ==============

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $24,434,728 or 1.7% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt









                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
ARGENTINA (0.0%)
Quilmes Industrial Quins (ADR)                10,000          $    97,500
                                                              -----------
AUSTRALIA
Brambles Industries Ltd. ............         60,000            1,178,870
Broken Hill Proprietary Co. Ltd.              30,000              253,891
E.R.G. Limited* .....................      1,000,000              551,801
GIO Australia Holdings Ltd. .........        200,000              513,857
Great Central Mines Ltd. ............         60,000               57,288
Hoyts Cinemas Group+ ................        450,000              585,901
National Australia Bank Ltd. ........          4,900               64,710
News Corp. Ltd. .....................          5,900               48,213
Oil Search Ltd. .....................        360,000              544,609
Orogen Minerals Ltd. (GDR)+ .........         50,000              667,300
QBE Insurance Group Ltd. ............         20,000               70,680
QCT Resources Ltd. ..................        200,000              132,680
Southern Pacific Petroleum* .........        250,000              310,001
Spectrum Network Systems
  Ltd.*+ ............................        450,000              223,200
Westralian Sands Ltd. ...............         11,472               23,827
WMC Ltd. ............................         22,000               66,291
                                                              -----------
  TOTAL AUSTRALIA (2.4%) ............                           5,293,119
                                                              -----------
AUSTRIA
Erste Bank Der
  Oesterreichischen
  Sparkassen AG .....................          5,610              340,254
KTM Motorradholding AG ..............         10,000              779,804
Mayr-Melnhof Karton AG+ .............         20,000            1,307,550
OMV AG ..............................          3,000              401,953
                                                              -----------
  TOTAL AUSTRIA (1.3%) ..............                           2,829,561
                                                              -----------
BELGIUM
Electrabel SA .......................            250               70,863
Petrofina SA ........................            110               45,144
Tractebel Investment
  International Capital .............            350               51,249
Virgin Express Holdings PLC
  (ADR)* ............................         50,000              646,875
                                                              -----------
  TOTAL BELGIUM (0.4%) ..............                             814,131
                                                              -----------
BRAZIL (0.5%)
Cia Paranaense de Energia-Copel
  (ADR) .............................        115,000            1,063,750
                                                              -----------
CANADA
Canadian Fracmaster Ltd.+ ...........        214,300                  728
Cinar Films, Inc. (Class B)* ........         16,000              312,000
Leitch Technology Corp.* ............         18,900              317,879
National Bank of Canada .............         50,000              976,861
Renaissance Energy Ltd.* ............         20,000              299,684
                                                              -----------
  TOTAL CANADA (0.9%) ...............                           1,907,152
                                                              -----------
CHILE (0.0%)
Enersis S.A. (ADR) ..................          1,000               24,438
                                                              -----------
DENMARK
Carli Gry International A/S .........         17,000            1,373,162
Coloplast A/S B .....................          6,000              589,434
Novo-Nordisk A/S (B Shares) .........          4,000              551,885
Vestas Wind Systems A/S* ............          5,300              209,424
                                                              -----------
  TOTAL DENMARK (1.2%) ..............                           2,723,905
                                                              -----------

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
FINLAND
Amer Group Ltd. (Series A)* .........      20,000             $   386,682
Hartwall Oyj AB .....................      40,700               1,306,545
Helsinki Telephone Corp. ............      30,500               1,418,592
Kesko ...............................      28,000                 441,765
Nokia Oyj (A Shares) ................       6,000                 435,375
Orion-Yhtyma Oyj (B Shares)* ........      56,000               1,726,204
Rauma Oyj ...........................      13,900                 285,223
                                                              -----------
  TOTAL FINLAND (2.7%) ..............                           6,000,386
                                                              -----------
FRANCE
Accor SA ............................       5,500               1,538,818
Alcatel Alsthom .....................       3,500                 712,443
Banque Nationale de Paris ...........         700                  57,181
Bouygues Offshore SA (ADR) ..........      27,000                 570,375
Canal Plus ..........................       5,260                 982,852
Cie de St. Gobain ...................         250                  46,341
Cie Generale de Geophysique
  SA (ADR)* .........................      68,000               1,997,500
Coflexip (ADR) ......................       3,000                 183,000
EDAP TMS SA (ADR)* ..................     110,000                 515,625
Groupe Danone .......................         500                 137,826
Havas ...............................         350                  29,690
Lafarge SA ..........................       6,000                 620,091
L'Air Liquide .......................         619                 102,315
L'Oreal .............................         495                 275,268
Louis Dreyfus Citrus ................      20,000                 668,045
Michelin (CGDE), (Class B) ..........       7,000                 403,969
Moulinex* ...........................      35,000                 908,061
Paribas* ............................         750                  80,240
Peugeot SA ..........................         250                  53,741
Pinault Printemps ...................         150                 125,506
Rhodia SA* ..........................       8,230                 229,447
Sanofi SA ...........................      10,000               1,175,692
Schneider SA ........................         800                  63,775
Seita ...............................      18,000                 815,544
Societe Generale ....................       4,000                 831,418
S.T. Dupont*+ .......................      34,900                 382,039
Suez Lyonnaise des Eaux .............         400                  65,812
Vivendi .............................       7,000               1,494,336
                                                              -----------
  TOTAL FRANCE (6.7%) ...............                          15,066,950
                                                              -----------
GERMANY
Allianz AG ..........................       1,500                 494,871
Apcoa Parking AG ....................         800                  57,666
Bayer AG ............................       4,500                 232,298
B.U.S. Berzelius Umwelt-Service
  AG ................................      25,200                 521,187
Daimler-Benz AG .....................       2,000                 196,285
Deutsche Bank AG ....................       3,250                 275,444
Dresdner Bank AG ....................       2,850                 153,759
Gerresheimer Glas AG ................      25,000                 375,658
Global TeleSystems Group, Inc.*            10,000                 487,500
Lufthansa AG ........................      20,000                 502,356
Rofin-Sinar Technologies, Inc.* .....      35,000                 621,250
RWE AG ..............................       1,850                 109,759
SAP AG ..............................         300                 182,146
Schering AG .........................         400                  47,175
SGL Carbon AG+ ......................       8,000                 935,958
Siemens AG ..........................       2,500                 152,204

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                               NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Turbon International AG ..............          3,000          $    65,789
Veba AG ..............................         10,000              682,007
Viag AG ..............................          1,650            1,116,163
                                                               -----------
  TOTAL GERMANY (3.2%) ...............                           7,209,475
                                                               -----------
GREECE
A.G. Petzetakis SA* ..................       200,000             1,059,454
Hellenic Telecommunication
  Organization SA ....................        16,798               431,109
                                                               -----------
  TOTAL GREECE (0.7%) ................                           1,490,563
                                                               -----------
HONG KONG
Aeon Credit Service (Asia) Co.
  Ltd. ...............................       924,000               141,915
Cheung Kong Holdings .................        90,000               442,566
Cosco Pacific Ltd. ...................        80,000                28,652
Hang Seng Bank .......................         5,000                28,265
HSBC Holdings PLC (H.K.$) ............        14,000               342,411
Hutchison Whampoa ....................        12,000                63,345
JCG Holdings Ltd. ....................       250,000                69,373
Swire Pacific Ltd. (Class A) .........        40,000               151,007
Television Broadcasts Ltd. ...........        86,000               227,543
                                                               -----------
  TOTAL HONG KONG (0.7%) .............                           1,495,077
                                                               -----------
HUNGARY (0.9%)
Magyar Tavkozlesi Rt (ADR) ...........        70,000             2,060,625
                                                               -----------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)* .............................        47,000               439,450
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................         5,000                51,750
                                                               -----------
  TOTAL INDIA (0.2%) .................                             491,200
                                                               -----------
INDONESIA
Gulf Indonesia Resources Ltd.* .......        49,900               573,850
PT Bunas Finance Indonesia* ..........       200,000                 1,017
PT Citatah ...........................       377,500                17,915
PT Great River International .........     1,367,000                34,754
PT Indosat (ADR) .....................        12,000               133,500
                                                               -----------
  TOTAL INDONESIA (0.3%) .............                             761,036
                                                               -----------
IRELAND
Avonmore Waterford Group
  PLC ................................       200,000               781,926
Crean (James) PLC--Units .............        60,000               130,694
Fyffes PLC ...........................       900,000             2,186,601
Irish Continental Group PLC ..........        20,000               321,148
Irish Life PLC .......................       200,000             1,885,945
Jefferson Smurfit Group PLC ..........       200,000               597,863
Unidare PLC* .........................       201,000               729,705
                                                               -----------
  TOTAL IRELAND (3.0%) ...............                           6,633,882
                                                               -----------
ISRAEL (0.1%)
Home Centers Ltd.* ...................        15,400               311,850
                                                               -----------
ITALY
Assicurazioni Generali ...............         6,380               207,538
Banca Commerciale Italiana ...........        10,000                59,825
Banca Nazionale del Lavoro
  (BNL)* .............................         8,000               211,610
Credito Italiano Spa .................        40,000               209,472
Fiat Spa .............................        22,000                96,328
Gildemeister Italiana Spa ............        46,300               202,857
Industrie Natuzzi Spa (ADR) ..........        20,000               520,000


-------------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano ..........       2,500             $    39,396
Istituto Naz Delle Assicurazioni .....      22,500                  63,947
Mediaset Spa .........................     140,000                 893,885
Mediolanum Spa+ ......................       4,000                 126,966
Parmalat Finanziaria Spa .............     300,000                 612,038
Seat Spa* ............................   2,500,000               1,688,381
Telecom Italia Spa ...................      10,000                  73,642
Zucchini Spa .........................      70,000                 486,535
                                                               -----------
  TOTAL ITALY (2.5%) .................                           5,492,420
                                                               -----------
JAPAN
Aiful Corp. ..........................      24,900               1,216,080
Akita Bank ...........................      21,000                  92,411
Asahi Bank Ltd. ......................      26,000                 114,414
Asahi Diamond Industry Co.
  Ltd. ...............................      15,000                  67,631
Asahi Glass Co. Ltd. .................       2,000                  10,821
Bank of Tokyo-Mitsubishi Ltd. ........      70,000                 741,812
Bridgestone Corp. ....................       4,000                  94,647
Canon, Inc. ..........................       2,000                  45,448
Credit Saison Co. ....................     110,300               2,188,176
Dai Nippon Printing Co. Ltd. .........       3,000                  47,937
Daibiru Corp. ........................      14,000                  90,290
Dai-Ichi Kangyo Bank Ltd. ............      86,000                 505,627
Daito Trust Construction Co.
  Ltd. ...............................      20,000                 151,493
Data Communication System Co.               17,000                 306,594
DDI Corp. ............................         115                 400,700
Denso Corp. ..........................       4,000                  66,368
Doshisha Co. .........................       1,000                   4,249
Eiden Sakakiya Co. Ltd. ..............      13,000                  50,173
Enplas Corp. .........................       2,000                  35,204
Enshu* ...............................      20,000                  34,627
Familymart Co. .......................      24,600                 937,008
Fanuc Ltd. ...........................         900                  31,164
Fuji Bank Ltd. .......................      11,000                  49,120
Fuji Photo Film Co. ..................      29,000               1,010,460
Fuji Soft ABC, Inc. ..................      19,800                 674,188
Fujikura Ltd. ........................     104,000                 463,656
Fujimi, Inc. .........................      17,500                 641,322
Homac Corp. ..........................       3,000                  25,970
Home Wide Corp. ......................      15,000                  55,187
Honda Motor Co. Ltd. .................      12,000                 427,644
Imagineer Co. Ltd. ...................      11,800                  59,587
INES Corp. ...........................      27,000                 185,038
Isetan Co. ...........................      10,000                  83,682
Ishihara Sangyo Kaisha Ltd.* .........      30,000                  41,553
Ishikawajima Harima Heavy
  Industries Co. Ltd. ................      48,000                  87,606
Japan Airport Terminal Co. Ltd.             51,000                 283,293
Japan Industrial Land
  Development ........................      13,000                  21,570
Japan Tobacco, Inc. ..................          80                 541,913
Kaneshita Construction ...............      12,000                  62,502
Kao Corp. ............................      62,000                 957,149
Kawasaki Heavy Industries Ltd. .......      96,000                 193,911
Kawasaki Steel Corp. .................      10,000                  18,035
Keyence Corp. ........................       8,600                 936,806
Kikuchi Co. Ltd. .....................      10,000                  27,846
King Co. .............................      32,000                  45,015
Koa Fire & Marine Insurance
  Co. Ltd. ...........................       8,000                  30,818
Kokuyo Co. Ltd. ......................       9,000                 152,575

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Mabuchi Motor Co. ..................      1,200              $    76,179
Matsuda Sangyo Co. Ltd. ............      6,000                   46,314
Meitec .............................     18,600                  644,063
Micronics Japan Co. Ltd. ...........     18,000                  253,210
Minebea Co. Ltd. ...................     74,000                  737,224
Mitsubishi Heavy Industries Ltd.         92,000                  347,771
Mitsubishi Trust & Banking
  Corp. ............................     20,000                  170,105
Mitsui Home Co. Ltd. ...............     16,000                   71,678
Murata Manufacturing Co., Ltd. .....      5,000                  162,314
Namura Shipbuilding ................      5,000                   11,759
Nanno Construction Co. Ltd. ........     12,000                   16,448
NIC Corp. ..........................     14,000                   92,916
Nichiei Co. Ltd. ...................     17,200                1,171,317
Nichiha Corp. ......................     44,500                  262,917
Nichii Gakkan Co. ..................      5,000                  166,282
Nikon Corp. ........................     41,000                  295,181
Nintendo Co. Ltd. ..................      7,000                  648,896
Nippon Broadcasting System .........     18,000                  759,631
Nippon Denwa Shisetsu ..............     15,000                   50,317
Nippon Paper Industries Co. ........     14,000                   58,375
Nippon Steel Corp. .................     10,000                   17,602
Nippon System Development ..........     18,000                  428,510
Nippon Television Network
  Corp. ............................      1,170                  339,302
Nireco .............................      8,000                   39,244
Nitta Corp. ........................     31,000                  199,033
Nitto Kohki Co. Ltd. ...............     25,100                  271,425
Nomura Securities Co. ..............      8,000                   93,204
Noritsu Koki Co. Ltd. ..............     31,600                  706,680
Ohmoto Gumi Co. Ltd. ...............      9,000                   51,941
Oie Sangyo Co. Ltd. ................     13,000                   46,985
Oriental Construction Co. ..........      3,400                   16,826
Paris Miki, Inc. ...................     33,900                  445,332
PS Corp. ...........................     18,900                   77,171
Ricoh Elemex Corp. .................      8,000                   56,558
Rohm Co. Ltd. ......................      8,000                  822,392
Sankyo Co. Ltd. ....................   101,000                 2,302,409
Santen Pharmaceutical Co. Ltd. .....    88,000                   964,305
Sanyo Engineering &
  Construction Co. .................     9,000                    34,151
Sanyo Pax Co. Ltd. .................    24,000                   136,777
Sanyo Shinpan Finance Co. Ltd. .....     4,900                   173,207
Sato Corp. .........................    43,800                   715,676
Seven-Eleven Japan Co. Ltd. ........    13,600                   810,388
SHIMANO, INC. ......................    10,000                   253,932
Shizuoka Bank Ltd. .................     8,000                    85,991
Sho-Bond Corp. .....................    39,200                   715,452
SMC Corp. ..........................    17,000                 1,293,825
Sodick Co.* ........................    86,000                   248,160
Sony Corp. .........................     1,000                    86,207
Suido Kiko Kaisha ..................     4,000                    10,677
Sumitomo Bank Ltd. .................    68,000                   662,242
Sumitomo Metal Industries ..........   198,000                   318,525
Sumitomo Realty &
  Development Co. Ltd. .............   104,000                   459,155
Taisho Pharmaceutical Co. ..........     4,000                    74,737
Takara Printing Co. ................     3,000                    10,778
Takefuji Corp. .....................     2,460                   113,577
Takihyo Co. Ltd. ...................    10,000                    44,727
TDK Corp. ..........................    10,000                   739,432
Toda Corp. .........................    13,000                    52,049

-------------------------------------------------------------------------------
                                       NUMBER                    VALUE
                                     OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Toei Co. Ltd. ......................    26,000               $    81,965
Toho Bank ..........................    39,000                   156,709
Toho Titanium ......................    37,000                   288,270
Tokio Marine & Fire Insurance
  Co. ..............................     3,000                    30,861
Tokyo Broadcasting System, Inc.         65,000                   726,807
Tokyo Cathode Laboratory Co.*           19,700                   154,905
Tokyo Electron .....................     1,000                    30,659
Toso Co. Ltd. ......................    18,000                    77,911
Toyoda Gosei .......................    20,000                    58,433
Wesco, Inc. ........................     3,200                     8,541
Yamaichi Electronics Co. Ltd. ......    14,000                   286,827
Yamanouchi Pharmaceutical Co.
  Ltd. .............................    62,000                 1,292,598
Yamato Transport Co. Ltd. ..........    28,000                   314,096
Yokogawa Electric Corp. ............    96,000                   512,480
                                                             -----------
  TOTAL JAPAN (17.1%) ..............                          38,291,863
                                                             -----------
KOREA (0.2%)
SK Telecom Co. Ltd. (ADR) ..........    60,000                   333,750
                                                             -----------
MALAYSIA
AMMB Holdings BHD ..................    40,000                    21,011
Arab Malaysian Finance BHD .........   140,000                    28,167
Guinness Anchor BHD ................    30,000                    31,805
Hong Leong Bank BHD ................   140,000                    80,284
Kumpulan Guthrie BHD ...............    26,000                    15,035
Lingkaran Trans Kota Holdings
  BHD* .............................   130,000                    90,211
Malayan Banking BHD ................    48,000                    48,344
Mancon BHD .........................    76,666                     7,020
Metacorp BHD* ......................   120,000                    34,697
Pernas International Hotels
  Holdings BHD .....................   462,000                    87,385
Resorts World BHD ..................    20,000                    21,975
RJ Reynolds BHD ....................    60,000                    83,128
Sime Darby BHD .....................   150,000                   103,367
Sriwani Holdings BHD ...............   157,000                    34,424
Star Publications BHD ..............    25,000                    20,963
Talam Corp. BHD ....................   200,000                    38,070
Tanjong PLC ........................   100,000                   138,546
UMW Holdings BHD ...................   150,000                    67,225
                                                             -----------
  TOTAL MALAYSIA (0.4%) ............                             951,657
                                                             -----------
MEXICO
Elamex S.A. de C.V.* ...............    30,000                   178,125
Grupo Electra, S.A. de C.V. ........   500,000                   491,630
Grupo Financiero Banamex
  Accival (B Shares)* ..............    50,000                    94,655
Grupo Industrial Saltillo SA
  (B Shares) .......................   236,000                   800,623
Grupo Televisa S.A. (GDR)* .........    36,000                 1,354,500
Industrias CH S.A. (B Shares)* .....   120,000                   393,749
Kimberly-Clark de Mexico, S.A.
  de C.V. ..........................    30,000                   520,806
Panamerican Beverages, Inc. ........    10,000                   314,375
Sanluis Corporacion S.A. de C.V.        28,000                   107,447
                                                             -----------
  TOTAL MEXICO (1.9%) ..............                           4,255,910
                                                             -----------
NETHERLANDS
ABN Amro Holding N.V. ..............     5,824                   136,341
Aegon N.V. .........................    16,000                 1,392,810
Akzo Nobel N.V. ....................     5,000                 1,111,985

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
ASR Verzekeringsgroep N.V. ..........     21,400              $  1,816,574
Content Beheer N.V. .................     30,000                 1,025,427
Elsevier N.V. .......................     16,955                   255,997
Fortis Amev N.V. ....................     10,000                   585,747
Fugro N.V. ..........................     30,000                 1,195,102
Gucci Group N.V. (New York
  Registered Shares) ................      2,000                   106,000
Hagemeyer N.V. ......................     12,000                   519,353
Hunter Douglas N.V. .................      6,000                   326,071
IHC Caland N.V. .....................     12,000                   675,749
ING Groep N.V. ......................     28,000                 1,834,260
Koninklijke Nedlloyd Groep N.V.            2,250                    45,701
Koninklijke Numico N.V. .............     19,000                   595,239
Nutreco Holding N.V. ................     22,100                   773,875
Royal Dutch Petroleum Co. ...........      9,948                   551,878
Unilever N.V. CVA ...................      2,968                   235,595
Unique International N.V. ...........     20,000                   678,700
Vedior N.V. .........................     40,000                 1,131,166
                                                              ------------
  TOTAL NETHERLANDS (6.7%) ..........                           14,993,570
                                                              ------------
NEW ZEALAND
Air New Zealand Ltd. (B Shares)         109,000                    117,226
Restaurant Brands New Zealand
  Ltd. ..............................   312,500                    150,994
Sky City Ltd. .......................    35,300                     87,116
Warehouse Group Ltd. ................   110,000                    194,312
                                                              ------------
  TOTAL NEW ZEALAND (0.2%) ..........                              549,648
                                                              ------------
NORWAY
Alvern Norway ASA* ..................    83,000                    102,870
Choice Hotels Scandinavia ASA*          472,500                  1,417,808
Navia ASA* ..........................    94,000                    318,852
Norsk Hydro ASA .....................     1,100                     48,434
ProSafe ASA* ........................    14,000                    230,137
Schibsted ASA .......................    25,000                    420,744
Sparebanken NOR .....................    12,000                    344,423
Tomra Systems ASA ...................    58,000                  1,740,378
                                                              ------------
  TOTAL NORWAY (2.1%) ...............                            4,623,646
                                                              ------------
PANAMA (0.2%)
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)          15,000                    461,250
                                                              ------------
PERU (0.5%)
Telefonica del Peru S.A. (ADR) ......    54,000                  1,103,625
                                                              ------------
PORTUGAL
BPI-SGPS SA .........................    20,000                    645,689
Electricidade de Portugal SA ........    40,000                    930,243
Portugal Telecom SA .................     8,710                    461,822
Telecel Comunicacoes Pessoais
  SA ................................    13,000                  2,309,359
                                                              ------------
  TOTAL PORTUGAL (1.9%) .............                            4,347,113
                                                              ------------
SINGAPORE
City Developments Ltd. ..............    50,000                    139,686
GP Batteries International Ltd. .....   140,000                    255,224
Great Eastern Life Assurance
  Co. ...............................     7,000                     38,947
Singapore Land Ltd. .................    93,000                    194,862
United Overseas Bank Ltd. ...........    40,000                    124,297
                                                              ------------
  TOTAL SINGAPORE (0.3%) ............                              753,016
                                                              ------------

-------------------------------------------------------------------------------
                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
SPAIN
Aldeasa SA ..........................    31,500               $  1,125,660
Banco Bilbao Vizcaya SA .............     4,881                    250,495
Banco Central Hispanoamericano
  SA ................................    14,000                    440,039
Banco Santander SA ..................     6,936                    177,527
Catalana Occidente SA+ ..............    43,200                  1,366,286
Corporacion Bancaria de Espana
  SA ................................    72,000                  1,615,129
Corporacion Mapfre ..................    33,300                  1,168,269
Endesa SA ...........................     4,488                     98,189
Gas Y Electridad SA (Series 2) ......    14,000                  1,065,406
Hidroelectrica del Cantabrico .......     7,000                    319,531
Iberdrola SA ........................    35,668                    579,154
Portland Valderrivas SA .............     3,600                    441,109
Repsol SA ...........................     4,392                    242,011
Sociedad General de Aguas de
  Barcelona SA ......................     6,060                    337,874
Tabacalera SA-A .....................    80,000                  1,638,083
Telefonica de Espana ................    26,528                  1,226,498
TelePizza SA* .......................    40,000                    423,867
                                                              ------------
  TOTAL SPAIN (5.6%) ................                           12,515,127
                                                              ------------
SWEDEN
Asticus AB* .........................    52,000                    573,649
Astra AB (A Shares) .................    20,001                    408,695
Castellum AB ........................    68,000                    801,304
Dahl International AB+ ..............    30,000                    552,839
Ericsson LM (ADR) ...................    12,800                    373,875
Forenings Sparbanken AB
  (A Shares) ........................     2,700                     81,234
Kalmar Industries AB+ ...............    10,000                    150,433
Karlshamns AB+ ......................    34,000                    460,323
Lindex AB ...........................    22,000                    801,178
Mandamus AB* ........................       135                        846
NetCom Systems AB (B Shares)*            18,000                    689,357
Scandic Hotels AB+ ..................    30,000                  1,090,636
Skandia Forsakrings AB ..............    40,000                    571,643
Skandinaviska Enskilda Banken
  (Series A) ........................    84,700                  1,449,361
Swedish Match AB ....................   235,108                    781,040
                                                              ------------
  TOTAL SWEDEN (3.9%) ...............                            8,786,413
                                                              ------------
SWITZERLAND
Barry Callebaut AG* .................     6,800                  1,467,045
Ciba Specialty Chemicals AG .........     8,600                  1,105,001
Credit Suisse Group .................     1,250                    278,337
Gretag Imaging Group* ...............    16,800                  1,612,720
Mettler-Toledo International,
  Inc.* .............................    76,500                  1,534,781
Nestle SA ...........................       300                    642,476
Novartis AG .........................       400                    666,095
Roche Holding AG
  Genusssheine ......................        80                    786,171
Schweizerische
  Rueckversicherungs-Gesellschaft           120                    303,701
Selecta Group .......................     2,300                    491,654
Tag Heuer International SA
  (ADR) .............................    35,000                    328,125
UBS AG--Registered* .................       600                    223,263
                                                              ------------
  TOTAL SWITZERLAND (4.2%) ..........                            9,439,369
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------------
                                                  NUMBER                     VALUE
                                                 OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ............................    51,000                $         0
Nation Multimedia Group Public
  Co. Ltd.* ...................................   130,000                     27,725
Thai Engine Manufacturing
  Public Co. Ltd.* ............................    70,000                     26,540
                                                                         -----------
  TOTAL THAILAND (0.0%) .......................                               54,265
                                                                         -----------
UNITED KINGDOM
Amvescap PLC ..................................    80,000                    781,563
BAA PLC .......................................    30,000                    324,148
Bank of Scotland ..............................    70,000                    784,402
Barclays PLC ..................................    36,000                  1,038,878
BG PLC ........................................    22,077                    127,750
Boots Co. PLC .................................     5,806                     96,282
BPB PLC .......................................    70,000                    424,349
British Aerospace .............................   100,000                    766,533
British Airways PLC ...........................    38,000                    411,540
British Energy PLC ............................    80,000                    700,067
British Petroleum Co. PLC .....................    29,367                    428,637
British Sky Broadcasting Group
  PLC .........................................     8,097                     58,212
British Telecommunications PLC                     35,150                    434,385
BTR PLC .......................................    17,444                     49,525
Cable & Wireless PLC ..........................    12,409                    150,864
Cadbury Schweppes PLC .........................     5,961                     92,332
Carpetright PLC ...............................    50,000                    218,771
Commercial Union PLC ..........................     6,382                    119,149
Compass Group PLC .............................   285,200                  3,281,610
De La Rue PLC .................................    10,000                     49,599
Diageo PLC ....................................    90,985                  1,078,813
Dixons Group PLC ..............................   120,000                    957,916
EMI Group PLC .................................    50,000                    437,542
Energis PLC* ..................................   130,000                  1,979,960
Filtronic Comtek PLC ..........................   220,000                  1,469,606
Frontline Ltd.* ...............................   979,050                    638,650
Frontline Ltd.--Warrants (expire
  05/11/01)* ..................................    57,060                          0
General Electric Co. PLC ......................    13,890                    119,809
GKN PLC* ......................................     4,178                     53,272
Glaxo Wellcome PLC ............................    23,220                    697,608
Granada Group PLC .............................     3,225                     59,351
Great Universal Stores PLC ....................     3,970                     52,376
Harvey Nichols PLC ............................    40,000                    155,645
House of Fraser PLC ...........................   130,000                    377,756
HSBC Holdings PLC .............................    10,000                    242,485
Imperial Tobacco Group PLC ....................   125,000                    922,679
International Public Relations
  PLC .........................................    80,000                     65,464
Johnson Matthey PLC ...........................    55,000                    494,155
Kingfisher PLC ................................     4,084                     65,816
Ladbroke Group PLC ............................   150,000                    824,148
Land Securities PLC ...........................     3,207                     49,621
Legal & General Group PLC .....................     7,475                     79,831
Lloyds TSB Group PLC ..........................    34,379                    481,409
LucasVarity PLC ...............................   100,000                    397,462
Marks & Spencer PLC ...........................    17,109                    155,861
McBride PLC ...................................    20,000                     57,281


-----------------------------------------------------------------------------------------
                                                  NUMBER                    VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------------
McKechnie PLC .................................    35,000                $   254,259
MEPC PLC ......................................    70,000                    616,065
Misys PLC .....................................    15,000                    852,956
National Grid Group PLC .......................   221,000                  1,491,049
National Power PLC ............................   120,000                  1,130,261
National Westminster Bank PLC                      10,000                    178,858
Norwich Union PLC .............................    80,000                    581,162
Peninsular & Oriental Steam
  Navigation Co. ..............................     3,314                     47,762
Powerscreen International PLC .................   160,000                    240,481
Prudential Corp. PLC ..........................     8,019                    105,728
Randgold Resources Ltd.
  (GDR)*+ .....................................    30,300                    163,014
Reed International PLC ........................   100,000                    905,144
Rentokil Initial PLC ..........................   140,000                  1,007,682
Rio Tinto PLC .................................     5,510                     62,112
Senior Engineering Group PLC ..................   120,000                    394,790
Smith & Nephew PLC ............................    40,000                     99,866
Smith (W.H.) Group PLC ........................    54,000                    479,759
Smith (W.H.) Group PLC
  (B Shares)* .................................    60,000                     53,607
Smithkline Beecham PLC ........................    70,000                    855,127
Tesco PLC .....................................    12,625                    123,340
Thistle Hotels PLC ............................    92,000                    336,473
Thomson Travel Group PLC* .....................   150,000                    468,437
Tomkins PLC ...................................    50,000                    271,585
Unilever PLC ..................................    19,628                    209,129
Vodafone Group PLC ............................   100,000                  1,270,040
WPP Group PLC .................................   140,000                    918,253
Yule Catto & Co. PLC ..........................   162,079                  1,009,610
Zeneca Group PLC ..............................    10,336                    443,958
                                                                         -----------
  TOTAL UNITED KINGDOM (16.5%)
                                                                          36,823,619
                                                                         -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (89.4%)
  (Cost $193,205,460) .........................                          200,050,861
                                                                         -----------
PREFERRED STOCKS:
AUSTRALIA (0.1%)
Village Roadshow Ltd. .........................   160,000                    238,081
                                                                         -----------
AUSTRIA (0.5%)
Bank Austria AG ...............................    13,300                  1,080,091
                                                                         -----------
FINLAND (0.3%)
Nokia Oyj ADR .................................     8,000                    588,777
                                                                         -----------
GERMANY (0.3%)
ProSieben Media AG* ...........................    15,500                    806,155
                                                                         -----------
TOTAL PREFERRED STOCKS (1.2%)
  (Cost $2,239,182) ...........................                            2,713,104
                                                                         -----------
                                                  PRINCIPAL
                                                    AMOUNT
                                                  ---------
LONG-TERM DEBT SECURITIES:
UNITED KINGDOM (0.0%)
National Grid Co. PLC
  4.25% Conv., 02/17/08 .......................   $60,000                    114,354
                                                                         -----------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
  (Amortized Cost $99,474).....................                              114,354
                                                                         -----------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                         PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
-----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 ..............    $4,400,000      $  4,400,000
  5.5%, due 07/23/98 ...............     3,000,000         2,989,953
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ..............     4,000,000         3,996,293
  5.51%, due 07/21/98 ..............     5,000,000         4,984,695
                                                        ------------
  TOTAL U.S. GOVERNMENT AGENCIES (7.3%)                   16,370,941
                                                        ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.3%)
  (Amortized Cost $16,370,941) .....                      16,370,941
                                                        ------------
TOTAL INVESTMENTS (97.9%)
  (Cost/Amortized Cost $211,915,057)                     219,249,260
OTHER ASSETS
  LESS LIABILITIES (2.1%) ..........                       4,604,224
                                                        ------------
NET ASSETS (100.0%) ................                    $223,853,484
                                                        ============

-----------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Basic Materials ............................................    5.0%
Business Services ..........................................    9.7
Capital Goods ..............................................    8.4
Consumer Cyclicals .........................................   17.9
Consumer Non-Cyclicals .....................................   16.5
Credit Sensitive ...........................................   27.1
Diversified ................................................    1.6
Energy .....................................................    3.2
Technology .................................................   10.6
                                                              -----
                                                              100.0%
                                                              =====

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $8,064,923 or 3.6% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                  VALUE
                                           OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (2.5%)
Crompton & Knowles Corp.++ .............    5,000,000            $ 125,937,500
                                                                 -------------
STEEL (0.2%)
Ispat International NV (New
  York Registered Shares)* .............      577,000               10,818,750
                                                                 -------------
  TOTAL BASIC MATERIALS (2.7%) .........                           136,756,250
                                                                 -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
U.S. Filter Corp.* .....................    2,500,000               70,156,250
                                                                 -------------
PRINTING, PUBLISHING &
  BROADCASTING (5.4%)
Comcast Corp. (Class A) SPL ............    5,000,000              202,968,750
King World Productions, Inc.* ..........    1,000,000               25,500,000
USA Networks, Inc.* ....................    1,700,000               42,712,500
                                                                 -------------
                                                                   271,181,250
                                                                 -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.++ ................    2,137,000               53,558,563
                                                                 -------------
  TOTAL BUSINESS SERVICES (7.9%)                                   394,896,063
                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (7.9%)
Continental Airlines, Inc.
  (Class B)*++ .........................    3,800,000              231,325,000
Delta Air Lines, Inc. ..................      800,000              103,400,000
Northwest Airlines Corp.
  (Class A)* ...........................    1,600,000               61,700,000
                                                                 -------------
                                                                   396,425,000
                                                                 -------------
APPAREL, TEXTILE (9.8%)
Jones Apparel Group, Inc.* .............    4,000,000              146,250,000
Mohawk Industries, Inc.*++ .............    3,700,000              117,243,750
Polo Ralph Lauren Corp.*++ .............    2,300,000               64,400,000
Tommy Hilfiger Corp.*++ ................    1,751,200              109,450,000
UNIFI, Inc. ............................    1,600,000               54,800,000
                                                                 -------------
                                                                   492,143,750
                                                                 -------------
AUTO RELATED (9.9%)
Circuit City Stores, Inc.-CarMax
  Group*++ .............................    6,300,000               64,181,250
Dollar Thrifty Automotive
  Group, Inc.*++ .......................    1,500,000               19,875,000
Hertz Corp. (Class A) ..................    1,600,000               70,900,000
Republic Industries, Inc.* .............   12,000,000              300,000,000
United Rentals, Inc.* ..................      966,900               40,609,800
                                                                 -------------
                                                                   495,566,050
                                                                 -------------
FOOD SERVICES, LODGING (2.6%)
CapStar Hotel Co.*++ ...................    2,400,000               67,200,000
Extended Stay America, Inc.* ...........    1,500,000               16,875,000
Florida Panthers Holdings, Inc.*++          2,500,000               49,218,750
                                                                 -------------
                                                                   133,293,750
                                                                 -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.4%)
Industrie Natuzzi Spa (ADR) ............    2,400,000               62,400,000
Steelcase, Inc. (Class A) ..............      275,200                7,155,200
                                                                 -------------
                                                                    69,555,200
                                                                 -------------

-------------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
LEISURE RELATED (1.9%)
Premier Parks Inc.* ....................    1,400,000            $  93,275,000
                                                                 -------------
RETAIL--GENERAL (11.5%)
Abercrombie & Fitch Co.
  (Class A)*++ .........................    1,800,000               79,200,000
Borders Group, Inc.* ...................    1,800,000               66,600,000
Circuit City Stores-Circuit City
  Group ................................    1,225,000               57,421,875
Gucci Group N.V. (New York
  Registered Shares) ...................      600,000               31,800,000
PETsMART, Inc.* ........................    3,000,000               30,000,000
Proffitt's, Inc.* ......................    1,900,000               76,712,500
Ross Stores, Inc. ......................    1,160,000               49,880,000
Tiffany & Co.++ ........................    2,500,000              120,000,000
Venator Group, Inc.* ...................    3,500,000               66,937,500
                                                                 -------------
                                                                   578,551,875
                                                                 -------------
  TOTAL CONSUMER CYCLICALS (45.0%)                               2,258,810,625
                                                                 -------------
CONSUMER NONCYCLICALS
DRUGS (4.0%)
Centocor, Inc.*++ ......................    3,300,000              119,625,000
Genzyme Corp. (General
  Division)* ...........................       87,300                2,231,606
MedImmune, Inc.*++ .....................    1,300,000               81,087,500
                                                                 -------------
                                                                   202,944,106
                                                                 -------------
HOSPITAL SUPPLIES &
  SERVICES (0.6%)
Patriot American Hospitality, Inc.          1,200,000               28,725,000
                                                                 -------------
  TOTAL CONSUMER NONCYCLICALS (4.6%)                               231,669,106
                                                                 -------------
CREDIT SENSITIVE
BANKS (1.0%)
GreenPoint Financial Corp. .............    1,300,000               48,912,500
                                                                 -------------
FINANCIAL SERVICES (2.8%)
Edwards (A.G.), Inc. ...................    1,100,000               46,956,250
Newcourt Credit Group, Inc. ............    1,000,000               49,187,500
Paine Webber Group, Inc. ...............    1,000,000               43,000,000
                                                                 -------------
                                                                   139,143,750
                                                                 -------------
INSURANCE (7.0%)
Ace Ltd.* ..............................    1,200,000               46,800,000
AFLAC, Inc. ............................    1,100,000               33,343,750
CNA Financial Corp.* ...................    5,800,000              270,062,500
                                                                 -------------
                                                                   350,206,250
                                                                 -------------
REAL ESTATE (4.9%)
Boston Properties, Inc. ................    1,500,000               51,750,000
Crescent Real Estate Equities
  Co. ..................................    1,100,000               36,987,500
Equity Office Properties Trust .........    1,200,000               34,050,000
Security Capital Group, Inc.
  (Class B)*++ .........................    1,800,000               47,925,000
Vornado Realty Trust ...................    1,900,000               75,406,250
                                                                 -------------
                                                                   246,118,750
                                                                 -------------
UTILITY--TELEPHONE (1.4%)
Telephone & Data Systems, Inc.++            1,834,500               72,233,438
                                                                 -------------
  TOTAL CREDIT SENSITIVE (17.1%)                                   856,614,688
                                                                 -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------
                                         NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
-------------------------------------------------------------------
ENERGY
OIL--SUPPLIES &
  CONSTRUCTION (3.5%)
Diamond Offshore Drilling, Inc. .....  4,219,100   $  168,764,000
Rowan Cos., Inc.* ...................    359,900        6,995,556
                                                   --------------
                                                      175,759,556
                                                   --------------
RAILROADS (1.5%)
Kansas City Southern Industries,
  Inc. ..............................  1,500,000       74,437,500
                                                   --------------
  TOTAL ENERGY (5.0%) ...............                 250,197,056
                                                   --------------
TECHNOLOGY
ELECTRONICS (9.3%)
Altera Corp.* .......................  1,400,000       41,387,500
Citrix Systems, Inc.* ...............    226,500       15,486,937
Keane, Inc.* ........................    671,000       37,576,000
Network Associates, Inc.* ...........  2,400,000      114,900,000
PairGain Technologies, Inc.* ........  2,500,000       43,593,750
Parametric Technology Corp.* ........  1,264,300       34,294,138
Sanmina Corp.* ......................    935,000       40,555,625
Seagate Technology, Inc.* ...........    861,700       20,519,231
Sterling Commerce, Inc.* ............    800,000       38,800,000
Synopsys, Inc.* .....................  1,100,000       50,325,000
Xilinx, Inc.* .......................    800,000       27,200,000
                                                   --------------
                                                      464,638,181
                                                   --------------
OFFICE EQUIPMENT SERVICES (1.4%)
Comverse Technology, Inc.*++ ........  1,400,000       72,625,000
                                                   --------------
TELECOMMUNICATIONS (2.9%)
American Satellite
  Network--Warrants (expire
  07/01/99)* ........................     49,450                0
Millicom International Cellular
  SA*++ .............................  2,400,000      105,000,000
WinStar Communications, Inc.* .......  1,000,000       42,937,500
                                                   --------------
                                                      147,937,500
                                                   --------------
  TOTAL TECHNOLOGY (13.6%) ..........                 685,200,681
                                                   --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (95.9%)
  (Cost $4,188,530,710) .............               4,814,144,469
                                                   --------------

-------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                       AMOUNT          (NOTE 1)
-------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (0.2%)
First Union National Bank
  5.52%, due 07/30/98 .............. $10,000,000   $    9,955,694
                                                   --------------
COMMERCIAL PAPER (4.3%)
Barton Capital Corp.
  5.63%, due 08/25/98 ..............   7,075,000        7,014,686
Four Winds Funding Corp.
  6.3%, due 07/01/98 ...............  50,000,000       50,000,000
Household Finance Corp.
  6.25%, due 07/01/98 ..............  50,000,000       50,000,000
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 ..............  20,000,000       19,870,500
Sara Lee Corp.
  5.7%, due 07/06/98 ...............  50,000,000       49,960,415
Shell Oil Co.
  5.51%, due 07/15/98 ..............  15,000,000       14,967,917
UBS Finance Delaware, Inc.
  5.56%, due 08/10/98 ..............  25,000,000       24,846,390
                                                   --------------
                                                      216,659,908
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $226,615,602)                       226,615,602
                                                   --------------
TOTAL INVESTMENTS (100.4%)
  (Cost/Amortized
  Cost $4,415,146,312)..............                5,040,760,071
OTHER ASSETS
  LESS LIABILITIES (-0.4%) .........                  (18,344,773)
                                                   --------------
NET ASSETS (100.0%) ................               $5,022,415,298
                                                   ==============

----------
*     Non-income producing.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (1.9%)
Crompton & Knowles Corp. ............   140,200               $  3,531,287
Cytec Industries, Inc.* .............    41,100                  1,818,675
                                                              ------------
                                                                 5,349,962
                                                              ------------
METALS & MINING (2.4%)
Bethlehem Steel Corp.* ..............   228,400                  2,840,725
Gibraltar Steel Corp.* ..............    77,000                  1,578,500
Kaiser Aluminum Corp.* ..............   227,100                  2,171,644
                                                              ------------
                                                                 6,590,869
                                                              ------------
STEEL (0.7%)
WHX Corp.* ..........................   148,000                  1,905,500
                                                              ------------
  TOTAL BASIC MATERIALS (5.0%) ......                           13,846,331
                                                              ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.2%)
Superior Services, Inc.* ............   104,400                  3,138,550
                                                              ------------
PRINTING, PUBLISHING &
  BROADCASTING (5.7%)
Mail-Well, Inc.* ....................    81,300                  1,763,194
Sinclair Broadcast Group, Inc.* .....   233,500                  6,713,125
Young Broadcasting, Inc.
  (Class A)* ........................   111,600                  7,254,000
                                                              ------------
                                                                15,730,319
                                                              ------------
PROFESSIONAL SERVICES (13.9%)
Caribiner International, Inc.* ......    90,700                  1,587,250
Carematrix Corp.* ...................   138,100                  3,720,069
Consolidation Capital Corp.* ........   133,400                  2,999,416
Cornell Corrections, Inc.* ..........   100,100                  2,102,100
Data Processing Resources
  Corp.* ............................   137,700                  4,277,306
Equity Corp. International* .........    86,400                  2,073,600
Ha-Lo Industries, Inc.* .............   200,700                  6,246,787
ITT Educational Services, Inc.* .....    59,000                  1,902,750
Metamor Worldwide, Inc.* ............   129,200                  4,546,225
Preview Travel, Inc.* ...............    54,300                  1,866,562
Sylvan Learning Systems, Inc.* ......    42,950                  1,406,613
TeleTech Holdings, Inc.* ............   123,200                  1,509,200
True North Communications Inc.          146,800                  4,293,900
                                                              ------------
                                                                38,531,778
                                                              ------------
TRUCKING, SHIPPING (2.6%)
C.H. Robinson Worldwide, Inc. .......   104,400                  2,596,950
Knightsbridge Tankers Ltd. ..........    90,200                  2,412,850
Marine Transport Corp.* .............    25,020                    101,644
OMI Corp.* ..........................   253,400                  2,027,200
                                                              ------------
                                                                 7,138,644
                                                              ------------
  TOTAL BUSINESS SERVICES (23.4%)                               64,539,291
                                                              ------------
CAPITAL GOODS
AEROSPACE (1.1%)
DONCASTERS PLC (ADR)* ...............   109,500                  3,045,469
                                                              ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.2%)
Buckeye Technologies, Inc.* .........    81,300                  1,915,631
Hughes Supply, Inc. .................    35,950                  1,316,669
                                                              ------------
                                                                 3,232,300
                                                              ------------
  TOTAL CAPITAL GOODS (2.3%) ........                            6,277,769
                                                              ------------
CONSUMER CYCLICALS
AIRLINES (2.9%)
Alaska Air Group, Inc.* .............    44,900                  2,449,856


-------------------------------------------------------------------------------
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Atlantic Coast Airlines
  Holdings* .........................   138,600               $  4,158,000
Mesa Air Group, Inc.* ...............   168,100                  1,365,812
                                                              ------------
                                                                 7,973,668
                                                              ------------
APPAREL, TEXTILE (5.4%)
Mohawk Industries, Inc.* ............   213,200                  6,755,775
Nautica Enterprises, Inc.* ..........   119,800                  3,212,137
Tommy Hilfiger Corp.* ...............    29,100                  1,818,750
Wolverine World Wide, Inc. ..........   145,400                  3,153,363
                                                              ------------
                                                                14,940,025
                                                              ------------
AUTOS & TRUCKS (0.4%)
Miller Industries, Inc.* ............   125,600                    973,400
                                                              ------------
AUTO RELATED (3.4%)
Avis Rent A Car, Inc.* ..............    83,800                  2,074,050
Budget Group, Inc. (Class A)* .......   177,500                  5,668,906
Dollar Thrifty Automotive
  Group, Inc.* ......................   135,200                  1,791,400
                                                              ------------
                                                                 9,534,356
                                                              ------------
FOOD SERVICES, LODGING (2.2%)
American General Hospitality
  Corp. .............................    86,400                  1,836,000
CapStar Hotel Co.* ..................    71,000                  1,988,000
Innkeepers USA Trust ................   183,100                  2,311,637
                                                              ------------
                                                                 6,135,637
                                                              ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.9%)
Furniture Brands International,
  Inc.* .............................   102,200                  2,867,987
Industrie Natuzzi Spa (ADR) .........    92,800                  2,412,800
                                                              ------------
                                                                 5,280,787
                                                              ------------
LEISURE RELATED (4.1%)
Bally Total Fitness Holding
  Corp.* ............................   112,100                  4,035,600
Premier Parks Inc.* .................    56,500                  3,764,313
SFX Entertainment, Inc.
  (Class A)* ........................    75,600                  3,468,150
                                                              ------------
                                                                11,268,063
                                                              ------------
RETAIL--GENERAL (5.5%)
Brylane, Inc.* ......................    74,000                  3,404,000
Central Garden & Pet Co.* ...........    52,900                  1,646,513
Hines Horticulture, Inc.* ...........    49,600                    545,600
Pacific Sunwear of California,
  Inc.* .............................   124,475                  4,356,625
PETsMART, Inc.* .....................   208,300                  2,083,000
Men's Wearhouse, Inc.* ..............   100,100                  3,303,300
                                                              ------------
                                                                15,339,038
                                                              ------------
  TOTAL CONSUMER CYCLICALS (25.8%)                              71,444,974
                                                              ------------
CONSUMER NONCYCLICALS
CONTAINERS (0.9%)
Ivex Packaging Corp.* ...............   105,600                  2,455,200
                                                              ------------
DRUGS (4.2%)
Creative BioMolecules, Inc.* ........   258,800                  1,245,475
Geltex Pharmaceuticals, Inc.* .......   102,800                  1,914,650
Jones Medical Industries, Inc. ......    96,700                  3,203,188
Medicis Pharmaceutical Corp.
  (Class A)* ........................    87,900                  3,208,350
MedImmune, Inc.* ....................    35,200                  2,195,600
                                                              ------------
                                                                11,767,263
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Mid Atlantic Medical Services,
  Inc.* .................................       184,800       $  2,125,224
National Surgery Centers, Inc.* .........        98,850          2,872,828
NovaCare, Inc.* .........................       173,600          2,039,800
PAREXEL International Corp.* ............        40,200          1,462,275
                                                              ------------
                                                                 8,500,127
                                                              ------------
  TOTAL CONSUMER NONCYCLICALS (8.2%)                            22,722,590
                                                              ------------
CREDIT SENSITIVE
BANKS (0.5%)
Friedman, Billings, Ramsey
  Group, Inc.* ..........................        87,700          1,266,169
                                                              ------------
FINANCIAL SERVICES (2.4%)
Affiliated Managers Group, Inc.*                 33,500          1,243,688
FIRSTPLUS Financial Group,
  Inc.* .................................        50,000          1,800,000
Healthcare Financial Partners,
  Inc.* .................................        34,200          2,096,887
Medaphis Corp.* .........................       270,400          1,622,400
                                                              ------------
                                                                 6,762,975
                                                              ------------
INSURANCE (0.6%)
Annuity and Life Re (Holdings),
  Ltd.* .................................        73,100          1,617,337
                                                              ------------
REAL ESTATE (1.8%)
Glenborough Realty Trust, Inc. ..........       109,100          2,877,513
Macerich Co. ............................        75,300          2,207,231
                                                              ------------
                                                                 5,084,744
                                                              ------------
  TOTAL CREDIT SENSITIVE (5.3%)                                 14,731,225
                                                              ------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Oceaneering International, Inc.* ........        75,500          1,340,125
Parker Drilling Co.* ....................       188,900          1,334,106
                                                              ------------
                                                                 2,674,231
                                                              ------------
RAILROADS (0.6%)
Genesee & Wyoming, Inc.
  (Class A)* ............................        88,500          1,681,500
                                                              ------------
  TOTAL ENERGY (1.6%) ...................                        4,355,731
                                                              ------------
TECHNOLOGY
ELECTRONICS (6.7%)
Amkor Technologies, Inc.* ...............       118,900          1,110,972
CKS Group, Inc.* ........................        74,400          1,339,200
Cypress Semiconductor Corp.* ............       154,800          1,286,775
Flextronics International Ltd.* .........        77,000          3,349,500
IDT Corp.* ..............................        75,700          2,275,731
Interplay Entertainment Corp.* ..........       145,000            833,750
PairGain Technologies, Inc.* ............       151,800          2,647,012
Photronics, Inc.* .......................        56,900          1,255,356
Semtech Corp.* ..........................        76,600          1,354,863
Sykes Enterprises, Inc.* ................        65,400          1,312,088
Xylan Corp.* ............................        60,300          1,797,694
                                                              ------------
                                                                18,562,941
                                                              ------------

-------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (2.8%)
Discreet Logic, Inc.* ...................       151,400       $  1,760,025
Platinum Technology, Inc.* ..............       105,200          3,004,775
Sterling Software, Inc.* ................       100,900          2,982,856
                                                              ------------
                                                                 7,747,656
                                                              ------------
OFFICE EQUIPMENT SERVICES (4.2%)
Comverse Technology, Inc.* ..............       128,300          6,655,563
Oak Technology, Inc.* ...................       212,100            967,706
Peregrine Systems, Inc.* ................         9,900            282,150
Platinum Software Corp.* ................       115,900          2,825,063
Systems & Computer Technology
  Corp.* ................................        31,200            842,400
                                                              ------------
                                                                11,572,882
                                                              ------------
TELECOMMUNICATIONS (5.7%)
FORE Systems, Inc.* .....................        41,900          1,110,350
Global Imaging Systems, Inc.* ...........       159,500          2,233,000
GST Telecommunications, Inc.* ...........        72,200          1,042,387
ICG Communications, Inc.* ...............        73,100          2,672,719
MetroNet Communications Corp.
  (Class B)* ............................        92,400          2,610,300
Millicom International Cellular
  SA* ...................................        45,400          1,986,250
SkyTel Communications, Inc.* ............        85,500          2,001,234
WinStar Communications, Inc.* ...........        50,900          2,185,519
                                                              ------------
                                                                15,841,759
                                                              ------------
  TOTAL TECHNOLOGY (19.4%) ..............                       53,725,238
                                                              ------------
TOTAL COMMON STOCKS (91.0%)
  (Cost $244,029,539) ...................                      251,643,149
                                                              ------------
                                              PRINCIPAL
                                               AMOUNT
                                              --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.
  5.85%, due 07/01/98 ...................    $12,900,000        12,900,000
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ...................      5,000,000         4,995,367
  5.51%, due 07/21/98 ...................     10,000,000         9,969,389
  5.48%, due 07/29/98 ...................      6,000,000         5,974,520
                                                              ------------
  TOTAL U.S. GOVERNMENT AGENCIES (12.2%)                        33,839,276
                                                              ------------
TOTAL SHORT-TERM DEBT SECURITIES (12.2%)
  (Amortized Cost $33,839,276) ..........                       33,839,276
                                                              ------------
TOTAL INVESTMENTS (103.2%)
  (Cost/Amortized Cost $277,868,815) .                         285,482,425
OTHER ASSETS
  LESS LIABILITIES (-3.2%) ..............                       (8,847,044)
                                                              ------------
NET ASSETS (100.0%) .....................                     $276,635,381
                                                              ============

----------
*     Non-income producing.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. .....................        600              $   133,438
Bayer AG ............................      4,000                  206,487
Ciba Specialty Chemicals AG .........        700                   89,942
Georgia Gulf Corp. ..................     12,000                  273,750
Hitachi Chemical Co. Ltd. ...........     15,000                   91,329
Nippon Chemi-Con Corp. ..............      6,000                   25,018
Rhodia SA* ..........................        640                   17,843
Toagosei Co. Ltd. ...................     15,000                   26,944
Yule Catto & Co. PLC ................      5,000                   31,146
                                                              -----------
                                                                  895,897
                                                              -----------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ......................     10,000                   86,928
                                                              -----------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ..............     15,000                  186,562
Toho Titanium .......................      1,000                    7,791
                                                              -----------
                                                                  194,353
                                                              -----------
PAPER (0.1%)
Jefferson Smurfit Corp.* ............      8,000                  125,750
KNP BT (Kon) N.V. ...................      6,000                  154,921
Mayr-Melnhof Karton AG ..............        883                   57,728
Stone Container Corp.* ..............      5,800                   90,625
UPM-Kymmene Oyj .....................      2,810                   77,393
                                                              -----------
                                                                  506,417
                                                              -----------
STEEL (0.0%)
Koninklijke Hoogovens N.V. ..........      2,000                   86,559
NatSteel Ltd. .......................     25,000                   24,267
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................      2,000                   24,000
                                                              -----------
                                                                  134,826
                                                              -----------
  TOTAL BASIC MATERIALS (0.5%) ......                           1,818,421
                                                              -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. ..............     24,200                  847,000
                                                              -----------
PRINTING, PUBLISHING &
  BROADCASTING (1.4%)
CBS Corp. ...........................     29,500                  936,625
Comcast Corp. (Class A) SPL .........      7,500                  304,453
Donnelley (R.R.) & Sons Co. .........      3,100                  141,825
Gannett Co. .........................      8,700                  618,244
Grupo Televisa S.A. (GDR)* ..........      2,400                   90,300
Liberty Media Group (Class A)*            37,150                1,441,884
National Bank of Canada .............      3,000                   58,612
New Straits Times Press BHD .........      8,000                    2,969
Reed International PLC ..............      6,600                   59,740
Seat Spa* ...........................    160,000                  108,056
Tele-Communications, Inc.
  (Class A)* ........................     18,400                  707,250
Tele-Communications
  International, Inc.* ..............      1,100                   22,103
Television Broadcasts Ltd. ..........      1,000                    2,646
Tokyo Broadcasting System, Inc.            2,000                   22,363
United News & Media PLC .............      3,666                   51,304
Viacom, Inc. (Class B)* .............      5,000                  291,250
                                                              -----------
                                                                4,859,624
                                                              -----------

-------------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES (0.0%)
Meitec Corp. ........................       500               $    17,314
Vedior N.V. .........................       691                    19,534
                                                              -----------
                                                                   36,848
                                                              -----------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy AS (A Shares) ...........     5,380                   102,476
Frontline Ltd.* .....................    65,270                    42,576
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................     3,804                         0
Knightsbridge Tankers Ltd. ..........     6,800                   181,900
Marine Transport Corp.* .............     5,310                    21,572
OMI Corp.* ..........................    53,100                   424,800
Yamato Transport Co. Ltd. ...........     1,000                    11,218
                                                              -----------
                                                                  784,542
                                                              -----------
  TOTAL BUSINESS SERVICES (1.9%)                                6,528,014
                                                              -----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................    21,428                   164,253
Senior Engineering Group PLC ........    16,000                    52,638
                                                              -----------
                                                                  216,891
                                                              -----------
BUILDING & CONSTRUCTION (0.1%)
Beazer Group PLC ....................    21,000                    64,880
Bouygues ............................       600                   108,938
Daito Trust Construction Co.
  Ltd. ..............................     1,100                     8,332
Groupe GTM ..........................     1,116                   115,890
Makita Corp. ........................     2,000                    23,070
National House Industrial Co.
  Ltd. ..............................     7,000                    53,679
Sho-Bond Corp. ......................     1,200                    21,902
Societe Technip .....................     1,075                   131,364
Toda Corp. ..........................     3,000                    12,011
                                                              -----------
                                                                  540,066
                                                              -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
BPB PLC .............................    11,300                    68,502
Fujikura Ltd. .......................     3,000                    13,375
Holderbank Financiere Glaris
  AG ................................       120                   152,801
Martin Marietta Materials, Inc. .....    12,200                   549,000
Matsushita Electric Works Ltd. ......    11,000                    88,876
Nichiha Corp. .......................     1,400                     8,272
Rugby Group PLC .....................    58,160                   108,297
Unidare PLC* ........................    20,000                    72,607
                                                              -----------
                                                                1,061,730
                                                              -----------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ..............    14,000                    90,290
General Electric Co. ................    26,000                 2,366,000
Johnson Electric Holdings Ltd. ......    28,800                   106,681
Legrand SA ..........................       425                   112,443
Sumitomo Electric Industries ........     7,000                    70,848
                                                              -----------
                                                                2,746,262
                                                              -----------
MACHINERY (0.9%)
AlliedSignal, Inc. ..................    14,300                   634,563
Coltec Industries, Inc.* ............     2,400                    47,700
Fujitec Co. Ltd. ....................     9,000                    54,538
IHC Caland N.V. .....................     1,200                    67,575
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............     2,000                     3,650

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Keyence Corp. ........................       100               $    10,893
KSB AG* ..............................       300                    74,854
Legris Industries SA .................     1,990                    93,124
Mitsubishi Heavy Industries Ltd.           2,000                     7,560
Mori Seiki Co. Ltd. ..................     1,000                    12,257
Nitta Corp. ..........................     1,000                     6,420
Nitto Kohki Co. Ltd. .................       600                     6,488
Schindler Holding AG
  Participating Certificate ..........       102                   155,453
Schindler Holding AG
  Registered .........................        50                    77,522
Siebe PLC ............................     6,000                   119,940
SMC Corp. ............................       300                    22,832
Stork N.V. ...........................     2,000                    63,739
TI Group PLC .........................    14,014                   106,486
United Technologies Corp. ............    15,700                 1,452,250
Valmet Oyj ...........................     3,600                    62,117
Vestas Wind Systems A/S* .............       350                    13,830
                                                               -----------
                                                                 3,093,791
                                                               -----------
  TOTAL CAPITAL GOODS (2.2%) .........                           7,658,740
                                                               -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Virgin Express Holdings PLC
  (ADR)* .............................    11,500                   148,781
                                                               -----------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S ..........       325                    26,251
Cone Mills Corp.* ....................    17,000                   146,625
Onward Kashiyama Co. Ltd. ............     8,000                   100,130
Tommy Hilfiger Corp.* ................     9,000                   562,500
                                                               -----------
                                                                   835,506
                                                               -----------
AUTO RELATED (0.1%)
Continental AG .......................     5,500                   171,389
Dana Corp. ...........................     5,000                   267,500
Minebea Co. Ltd. .....................     2,000                    19,925
Sumitomo Rubber Industries,
  Inc. ...............................    13,000                    70,149
                                                               -----------
                                                                   528,963
                                                               -----------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) ................       750                     9,637
Harley-Davidson, Inc. ................    26,100                 1,011,375
UMW Holdings BHD .....................     5,000                     2,241
Volkswagen AG ........................       100                    96,202
                                                               -----------
                                                                 1,119,455
                                                               -----------
FOOD SERVICES, LODGING (0.1%)
Accor SA .............................       200                    55,957
Choice Hotels Scandinavia
  ASA*+ ..............................    13,500                    40,509
Compass Group PLC ....................    17,000                   195,608
John Q Hammons Hotels, Inc.
  (Class A)* .........................    14,800                   104,525
                                                               -----------
                                                                   396,599
                                                               -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.2%)
Hunter Douglas N.V. ..................     2,150                   116,842
Industrie Natuzzi Spa (ADR) ..........       500                    13,000
Moulinex* ............................     2,000                    51,889
Sony Corp. ...........................     1,200                   103,449
Steelcase, Inc. (Class A) ............    15,000                   390,000
                                                               -----------
                                                                   675,180
                                                               -----------

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
LEISURE RELATED (1.2%)
Amer Group Ltd. (Series A)* ..........    1,000                $    19,334
Berjaya Sports Toto Ltd. BHD .........   16,000                     23,709
Canal Plus ...........................      300                     56,056
Carnival Corp. (Class A) .............   25,600                  1,014,400
Cendant Corp.* .......................    7,100                    148,213
Cyrk, Inc.* ..........................   10,600                    116,600
Disney (Walt) Co. ....................    6,500                    682,906
EMI Group PLC ........................    1,000                      8,751
Granada Group PLC ....................    9,900                    182,194
Ladbroke Group PLC ...................   25,000                    137,358
Mirage Resorts, Inc.* ................   36,600                    780,038
Nelvana Ltd.* ........................    1,000                     21,712
Nintendo Co. Ltd. ....................      200                     18,540
Nippon Broadcasting System ...........    1,000                     42,202
Royal Caribbean Cruises Ltd. .........    9,700                    771,150
Thomson Travel Group PLC* ............   14,000                     43,721
Toei Co. Ltd. ........................    1,000                      3,152
                                                               -----------
                                                                 4,070,036
                                                               -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..................    4,000                    139,374
Gretag Imaging Group* ................    1,200                    115,194
Noritsu Koki Co. Ltd. ................    1,100                     24,599
                                                               -----------
                                                                   279,167
                                                               -----------
RETAIL--GENERAL (2.2%)
Abercrombie & Fitch Co.
  (Class A)* .........................    4,505                    198,220
Aldeasa SA ...........................    2,300                     82,191
BAA PLC ..............................   15,000                    162,074
Boots Co. PLC ........................    8,400                    139,299
Dayton Hudson Corp. ..................   30,700                  1,488,950
Dickson Concepts International
  Ltd. ...............................   18,000                     25,090
Genesis Direct, Inc.* ................    5,000                     55,625
Home Depot, Inc. .....................   10,700                    888,769
K-Mart Corp.* ........................   15,000                    288,750
Kingfisher PLC .......................    8,641                    139,255
Kohl's Corp.* ........................   20,800                  1,079,000
Limited, Inc. ........................   15,000                    496,875
Lindex AB ............................    1,600                     58,267
Paris Miki, Inc. .....................    1,100                     14,450
Proffitt's, Inc.* ....................   19,400                    783,275
Sato Corp. ...........................    1,200                     19,608
Smith (W.H.) Group PLC ...............    1,800                     15,992
Smith (W.H.) Group PLC
  (B Shares)* ........................    2,000                      1,787
Staples, Inc.* .......................   35,800                  1,035,962
Tandy Corp. ..........................   10,000                    530,625
Vendex International N.V. ............      700                     26,922
                                                               -----------
                                                                 7,530,986
                                                               -----------
  TOTAL CONSUMER CYCLICALS (4.4%)                               15,584,673
                                                               -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
Coca-Cola Co. ........................   21,800                  1,863,900
Coca-Cola Enterprises, Inc. ..........    8,300                    325,775
Diageo PLC ...........................    5,184                     61,467
Scottish & Newcastle PLC .............    5,000                     70,808
Whitbread PLC ........................    5,000                     80,996
                                                               -----------
                                                                 2,402,946
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............      5,000              $   223,750
Schmalbach Lubeca AG ...............        880                  217,133
Sealed Air Corp.* ..................      1,800                   66,150
                                                             -----------
                                                                 507,033
                                                             -----------
DRUGS (2.1%)
Astra AB (A Shares) ................      3,000                   61,301
Bristol-Myers Squibb Co. ...........     11,000                1,264,313
Centocor, Inc.* ....................     26,200                  949,750
Daiichi Pharmaceutical Co. .........      8,000                  105,612
Merck KGAA .........................      2,100                   93,967
Merck & Co., Inc. ..................     10,400                1,391,000
Novartis AG ........................         50                   83,262
Orion-Yhtyma Oyj (B Shares)* .......      4,500                  138,713
Pfizer, Inc. .......................     20,300                2,206,356
Sankyo Co. Ltd. ....................      2,000                   45,592
Sanofi SA ..........................        700                   82,299
Santen Pharmaceutical Co. Ltd. .....      3,000                   32,874
Schering Plough Corp. ..............      8,900                  815,463
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      1,000                   20,848
                                                             -----------
                                                               7,291,350
                                                             -----------
FOODS (0.8%)
Barry Callebaut AG* ................        510                  110,028
Campbell Soup Co. ..................     18,600                  988,125
Huhtamaki Oy Series I ..............      1,300                   74,454
Nestle SA ..........................        131                  280,548
Nutreco Holding N.V. ...............        500                   17,509
Orkla ASA ..........................      3,720                   86,630
Parmalat Finanziaria Spa ...........     59,650                  121,694
Rite Aid Corp. .....................     12,000                  450,750
Tyson Foods, Inc. ..................     25,900                  561,706
                                                             -----------
                                                               2,691,444
                                                             -----------
HOSPITAL SUPPLIES & SERVICES (0.8%)
Columbia/HCA Healthcare Corp.            26,000                  757,250
Medtronic, Inc. ....................     22,600                1,440,750
PT Tempo Scan Pacific ..............     23,000                      351
United HealthCare Corp. ............     10,000                  635,000
                                                             -----------
                                                               2,833,351
                                                             -----------
RETAIL--FOOD (0.1%)
Delhaize-Le Lion SA ................        980                   68,458
Familymart Co. .....................      2,400                   91,416
Food Lion, Inc. (Class A) ..........     15,000                  159,375
Santa Isabel S.A. (ADR) ............        333                    3,663
Seven-Eleven Japan Co. Ltd. ........      1,000                   59,587
Woolworths Ltd. ....................     40,000                  130,200
                                                             -----------
                                                                 512,699
                                                             -----------
SOAPS & TOILETRIES (1.0%)
Avon Products, Inc. ................     16,980                1,315,950
Estee Lauder Companies
  (Class A) ........................      8,500                  592,344
Gillette Co. .......................     25,000                1,417,187
Kao Corp. ..........................      1,000                   15,438
                                                             -----------
                                                               3,340,919
                                                             -----------
TOBACCO (0.7%)
Austria Tabakwerke AG ..............      1,000                   55,689
Imperial Tobacco Group PLC .........      1,700                   12,548
Japan Tobacco, Inc. ................         20                  135,478
Philip Morris Cos., Inc. ...........     51,300                2,019,938


-------------------------------------------------------------------------------
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Seita ..............................      2,500              $   113,270
Swedish Match AB ...................      4,154                   13,799
Tabacalera SA-A ....................      6,000                  122,856
                                                             -----------
                                                               2,473,578
                                                             -----------
  TOTAL CONSUMER NONCYCLICALS (6.4%)                          22,053,320
                                                             -----------
CREDIT SENSITIVE
BANKS (1.9%)
Ahmanson (H.F.) & Co. ..............      2,500                  177,500
Allied Irish Bank ..................     20,000                  289,412
AMMB Holdings BHD ..................      8,000                    4,202
Banca Nazionale del Lavoro
  (BNL)* ...........................        700                   18,516
Banco Bilbao Vizcaya SA ............      4,000                  205,282
Banco Central
  Hispanoamericano SA ..............      1,200                   37,718
Banco Santander SA .................      5,940                  152,035
Bangkok Bank Public Co. Ltd. .......      2,000                    2,464
Bank of Tokyo-Mitsubishi Ltd. ......      2,000                   21,195
BankAmerica Corp. ..................      5,900                  509,981
Banque Nationale de Paris ..........      1,500                  122,530
Barclays PLC .......................      2,000                   57,715
BPI-SGPS SA ........................      1,000                   32,284
Chase Manhattan Corp. ..............     27,600                2,083,800
Corporacion Bancaria de
  Espana SA ........................      4,800                  107,675
Credito Italiano Spa ...............     30,000                  157,104
Dao Heng Bank Group Ltd. ...........      3,000                    4,259
Den Norske Bank ASA ................      4,000                   20,979
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ....................        750                   45,489
Forenings Sparbanken AB
  (A Shares) .......................      1,000                   30,087
Istituto Mobiliare Italiano ........      9,400                  148,127
Long-Term Credit Bank of Japan           22,000                   12,855
National Westminster Bank PLC               400                    7,154
NationsBank Corp. ..................     16,500                1,262,250
Paribas* ...........................          9                      963
Philippine Commercial
  International Bank ...............      1,000                    3,645
PT Bank Dagang Nasional
  Indonesia Tbk ....................   136,000                       692
Seventy-Seven Bank Co. Ltd. ........    11,000                    92,050
Skandinaviska Enskilda Banken
  (Series A) .......................     4,430                    75,805
Societe Generale ...................       800                   166,284
State Bank of India (GDR)+ .........     2,700                    31,995
State Street Corp. .................     4,000                   278,000
Suncorp-Metway Ltd. ................     6,571                    15,970
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......       375                        22
Toho Bank ..........................     1,000                     4,018
Wing Hang Bank Ltd. ................    18,000                    24,045
Yamaguchi Bank .....................     7,000                    89,886
Zions Bancorp. .....................     6,200                   329,375
                                                             -----------
                                                               6,623,363
                                                             -----------
FINANCIAL SERVICES (1.6%)
Aiful Corp. ........................       700                    34,187
Associates First Capital Corp.
  (Class A) ........................    14,800                 1,137,750
Credit Saison Co. ..................     3,000                    59,515
MBNA Corp. .........................    52,800                 1,742,400

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES               (NOTE 1)
---------------------------------------------------------------------------------
MCL Land Ltd. .............................   50,000                $    17,905
Merrill Lynch & Co., Inc. .................    8,100                    747,225
Morgan Stanley Dean Witter
  & Co. ...................................   16,300                  1,489,412
Newcourt Credit Group, Inc. ...............    5,000                    245,937
Nichiei Co. Ltd. ..........................      300                     20,430
Peregrine Investment Holdings
  Ltd. ....................................   52,000                          0
Sanyo Shinpan Finance Co. Ltd. ............      200                      7,070
Worms Et Compagnie ........................      200                     12,766
                                                                    -----------
                                                                      5,514,597
                                                                    -----------
INSURANCE (2.0%)
ASR Verzekeringsgroep N.V. ................    1,100                     93,375
Catalana Occidente SA .....................    2,800                     88,556
CNA Financial Corp.* ......................    4,200                    195,563
Commercial Union PLC ......................    5,795                    108,198
Corporacion Mapfre ........................    1,600                     56,133
Fortis Amev N.V. ..........................    3,000                    175,724
ING Groep N.V. ............................    4,000                    262,037
Irish Life PLC ............................   18,000                    169,735
Kingsway Financial Services* ..............    2,000                     18,688
MGIC Investment Corp. .....................    5,000                    285,313
PennCorp Financial Group, Inc. ............   15,300                    313,650
Providian Financial Corp. .................   11,000                    864,188
QBE Insurance Group Ltd. ..................    6,000                     21,204
Royal & Sun Alliance Insurance
  Group PLC ...............................    9,651                     99,846
SunAmerica, Inc. ..........................   14,600                    838,587
Travelers Group, Inc. .....................   44,300                  2,685,687
Trygg-Hansa AB (B Shares)* ................    3,800                    116,234
United Assurance Group PLC ................    8,100                     76,834
Willis Corroon Group PLC
  (ADR) ...................................   21,200                    266,325
Zurich Versicherungs ......................      246                    157,108
                                                                    -----------
                                                                      6,892,985
                                                                    -----------
REAL ESTATE (0.1%)
Asticus AB* ...............................    4,000                     44,127
City Developments Ltd. ....................    1,000                      2,794
Daibiru Corp. .............................    1,000                      6,449
Glenborough Realty Trust, Inc. ............   10,000                    263,750
Mandamus AB* ..............................       50                        313
Sumitomo Realty &
  Development Co. Ltd. ....................    1,000                      4,415
Unibail SA ................................      950                    122,844
                                                                    -----------
                                                                        444,692
                                                                    -----------
UTILITY--ELECTRIC (0.4%)
AES Corp.* ................................   12,500                    657,031
Cia Paranaense de Energia-Copel
  (ADR) ...................................    7,000                     64,750
Electricidade de Portugal SA ..............      500                     11,628
Hong Kong Electric Holdings
  Ltd. ....................................   20,000                     61,952
Manila Electric Co. .......................    1,860                      4,906
National Grid Group PLC ...................    2,000                     13,494
Powergen PLC ..............................   11,400                    157,635
Veba AG ...................................    3,500                    238,703
Viag AG ...................................      100                     67,646
                                                                    -----------
                                                                      1,277,745
                                                                    -----------
UTILITY--GAS (0.0%)
Anglian Water PLC .........................    5,000                     70,140
Scottish Power PLC ........................   10,000                     87,676
                                                                    -----------
                                                                        157,816
                                                                    -----------

---------------------------------------------------------------------------------
                                              NUMBER                    VALUE
                                            OF SHARES                 (NOTE 1)
---------------------------------------------------------------------------------
UTILITY--TELEPHONE (0.2%)
British Telecommunications PLC                10,000                $   123,580
Cable & Wireless PLC ......................   12,300                    149,539
Telecom Italia Spa ........................   10,000                     73,642
Telefonica de Espana ......................    6,600                    305,145
Telekom Malaysia BHD ......................    4,000                      6,747
                                                                    -----------
                                                                        658,653
                                                                    -----------
  TOTAL CREDIT SENSITIVE (6.2%) ...........                          21,569,851
                                                                    -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ....................................   18,529                    107,220
OMV AG ....................................      300                     40,195
                                                                    -----------
                                                                        147,415
                                                                    -----------
OIL--DOMESTIC (0.4%)
Apache Corp. ..............................    7,000                    220,500
Tom Brown, Inc.* ..........................    7,500                    141,094
USX-Marathon Group ........................   26,500                    909,281
                                                                    -----------
                                                                      1,270,875
                                                                    -----------
OIL--INTERNATIONAL (0.2%)
British Petroleum Co. PLC .................   11,100                    162,014
Gulf Indonesia Resources Ltd.* ............    3,200                     36,800
Orogen Minerals Ltd. ......................    5,160                      6,878
Repsol SA .................................    1,410                     77,695
Shell Transport & Trading Co.
  PLC .....................................   20,100                    141,653
Total SA--B ...............................    2,881                    374,447
                                                                    -----------
                                                                        799,487
                                                                    -----------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
BJ Services Co.* ..........................   16,400                    476,625
Canadian Fracmaster Ltd.+ .................    5,900                     37,287
Canadian Fracmaster Ltd.
  Installment Receipt .....................   13,500                         46
Dresser Industries, Inc. ..................   31,300                  1,379,156
Fugro N.V. ................................    2,000                     79,673
Noble Drilling Corp.* .....................   39,000                    938,438
Parker Drilling Co.* ......................    3,900                     27,544
                                                                    -----------
                                                                      2,938,769
                                                                    -----------
  TOTAL ENERGY (1.5%) .....................                           5,156,546
                                                                    -----------
TECHNOLOGY
ELECTRONICS (1.9%)
Altera Corp.* .............................   22,200                    656,287
Cisco Systems, Inc.* ......................   38,000                  3,498,375
Disco Corp. ...............................    1,000                     27,774
Fujimi, Inc. ..............................      500                     18,323
Intel Corp. ...............................    7,300                    541,112
Leitch Technology Corp.* ..................      900                     15,137
Micronics Japan Co. Ltd. ..................    1,000                     14,067
Murata Manufacturing Co., Ltd. ............    1,000                     32,463
Nikon Corp. ...............................    1,000                      7,200
Rohm Co. Ltd. .............................    1,000                    102,799
Sankyo Engineering Co. ....................    1,000                      3,888
SMH AG ....................................      540                     90,137
Solectron Corp.* ..........................   24,300                  1,022,119
Sterling Commerce, Inc.* ..................    5,000                    242,500
Texas Instruments, Inc. ...................    3,500                    204,094
Tokyo Cathode Laboratory Co.                   1,000                      7,863
Varitronix International Ltd. .............   35,000                     70,018
Yamaichi Electronics Co. Ltd. .............    1,000                     20,488
Yokogawa Electric Corp. ...................    2,000                     10,677
                                                                    -----------
                                                                      6,585,321
                                                                    -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                   NUMBER                 VALUE
                                                  OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.8%)
Barco N.V. .................................           469            $    131,048
Bay Networks, Inc.* ........................         7,100                 228,975
Ceridian Corp.* ............................        18,000               1,057,500
Compaq Computer Corp. ......................        45,100               1,279,713
Dell Computer Corp.* .......................        19,700               1,828,406
Policy Management Systems
  Corp.* ...................................        40,100               1,573,925
                                                                      ------------
                                                                         6,099,567
                                                                      ------------
OFFICE EQUIPMENT SERVICES (0.4%)
Canon Chemicals, Inc.* .....................         2,000                  21,065
Computer Sciences Corp. ....................         4,000                 256,000
Data Communication System Co.                        1,000                  18,035
First Data Corp. ...........................        30,300               1,009,369
Fuji Soft ABC, Inc. ........................           400                  13,620
INES Corp. .................................         1,000                   6,853
Mettler-Toledo International,
  Inc.* ....................................         5,700                 114,356
Nippon System Development ..................           600                  14,283
                                                                      ------------
                                                                         1,453,581
                                                                      ------------
TELECOMMUNICATIONS (1.0%)
Asia Satellite
  Telecommunications
  Holdings Ltd. ............................        18,000                  29,737
Clearnet Communications, Inc.
  (Class A)* ...............................         7,500                  82,500
DDI Corp. ..................................            25                  87,109
Energis PLC* ...............................        10,000                 152,304
Global TeleSystems Group, Inc.*                        700                  34,125
Helsinki Telephone Corp. ...................         2,300                 106,976
Keppel Telecommunications &
  Transportation Ltd. ......................         4,000                   1,894
Nextel Communications, Inc.
  (Class A)* ...............................         9,800                 243,775
PT Indosat .................................        45,000                  52,474
PT Telekomunikasi Indonesia ................        33,000                   9,341
SK Telecom Co. Ltd. (ADR) ..................         4,000                  22,250
Tele-Communications TCI
  Ventures Group (Class A)* ................        24,000                 481,500
Tellabs, Inc.* .............................        25,400               1,819,275
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..................................         1,700                  17,595
Videsh Sanchar Nigam Ltd.
  (GDR)* ...................................         2,000                  18,700
Vodafone Group PLC .........................        12,000                 152,405
WorldCom, Inc.* ............................         4,525                 219,180
                                                                      ------------
                                                                         3,531,140
                                                                      ------------
  TOTAL TECHNOLOGY (5.1%) ..................                            17,669,609
                                                                      ------------
DIVERSIFIED
MISCELLANEOUS (0.9%)
BTR PLC ....................................        16,250                  46,134
BTR PLC (B Shares)* ........................        20,000                  11,523
Citic Pacific Ltd. .........................         7,000                  12,378
First Pacific Co. ..........................        42,734                  17,925
Hagemeyer N.V. .............................         2,000                  86,559
Hutchison Whampoa ..........................         4,000                  21,115
Montedison Spa .............................        70,000                  86,867
Smith (Howard) Ltd. ........................         4,000                  23,560
Swire Pacific Ltd. (Class A) ...............         7,000                  26,426
Tomkins PLC ................................         9,000                  48,885


-------------------------------------------------------------------------------------
                                                 NUMBER                   VALUE
                                                OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------------
Tyco International Ltd. ....................        33,000            $  2,079,000
U.S. Industries, Inc. ......................        17,800                 440,550
Vivendi ....................................           943                 201,309
                                                                      ------------
  TOTAL DIVERSIFIED (0.9%) .................                             3,102,231
                                                                      ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (29.1%)
  (Cost $76,577,087) .......................                           101,141,405
                                                                      ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA ................................         1,694                 168,602
                                                                      ------------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
ProSieben Media AG* ........................         1,400                  72,814
                                                                      ------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ........................           920                  84,425
                                                                      ------------
CREDIT SENSITIVE (0.0%)
BANKS
Bank Austria AG ............................         1,000                  81,210
                                                                      ------------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .......................         3,000                 220,791
                                                                      ------------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $326,771) ..........................                               627,842
                                                                      ------------
                                                  PRINCIPAL
                                                    AMOUNT
                                                    ------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (1.6%)
AUTO RELATED
Enterprise Rent-A-Car
  6.8%, 02/15/08+ ..........................     $5,500,000              5,511,495
                                                                      ------------
CONSUMER NONCYCLICALS (1.9%)
MEDIA & CABLE
Time Warner Entertainment Co.
  8.375%, 03/15/23 .........................      5,625,000              6,588,619
                                                                      ------------
CREDIT SENSITIVE
BANKS (2.3%)
Chase Manhattan Corp.
  8.625%, 05/01/02 .........................      5,500,000              5,957,270
St. George Bank Ltd.
  7.15%, 10/15/05+ .........................      2,000,000              2,075,740
Sumitomo Bank International
 0.75% Conv., 05/31/01. .................... Yen 11,000,000                 88,182
                                                                      ------------
                                                                         8,121,192
                                                                      ------------
FINANCIAL SERVICES (1.3%)
Lehman Bros, Inc.
  6.5%, 04/15/08 ...........................     $4,450,000              4,458,713
                                                                      ------------
MORTGAGE RELATED (16.2%)
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ...........................     13,034,982             12,888,273
  6.5%, 01/01/11 ...........................      3,039,763              3,056,847
  7.0%, 05/01/26 ...........................      7,767,787              7,876,963
  7.0%, 09/01/27 ...........................      8,571,729              8,692,205
  7.0%, 05/01/28 ...........................      9,380,522              9,512,365

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------
                                        PRINCIPAL        VALUE
                                         AMOUNT         (NOTE 1)
---------------------------------------------------------------------
Government National Mortgage
  Association:
  7.5%, 12/15/25 ...................  $    467,515      $  480,227
  7.5%, 01/15/27 ...................       466,361         479,041
  7.5%, 04/15/27 ...................       470,671         483,468
  7.5%, 05/15/27 ...................       639,957         657,357
  7.5%, 06/15/27 ...................       469,045         481,799
  7.0%, 07/15/27 ...................     2,122,770       2,155,949
  7.5%, 09/15/27 ...................       458,871         471,347
  7.5%, 11/15/27 ...................       467,618         480,332
  7.0%, 02/15/28 ...................     6,918,797       7,026,938
  6.5%, 03/15/28 ...................     1,584,523       1,580,561
                                                      ------------
                                                        56,323,672
                                                      ------------
U.S. GOVERNMENT (26.8%)
U.S. Treasury:
  6.375% Note, 05/15/99 ............    17,400,000      17,519,625
  6.0% Note, 08/15/00 ..............    16,800,000      16,957,500
  6.25% Note, 04/30/01 .............    15,600,000      15,887,633
  6.5% Note, 08/31/01 ..............     7,100,000       7,290,812
  6.5% Note, 05/31/02 ..............    10,710,000      11,064,769
  6.125% Bond, 11/15/27 ............    22,550,000      24,163,746
                                                      ------------
                                                        92,884,085
                                                      ------------
UTILITY--ELECTRIC (2.3%)
Consolidated Edison, Inc.
  6.45%, 12/01/07 ..................     4,350,000       4,411,987
Texas Utilities (Series C)
  6.375%, 01/01/08+ ................     3,600,000       3,532,709
                                                      ------------
                                                         7,944,696
                                                      ------------
 TOTAL CREDIT SENSITIVE (48.9%)                        169,732,358
                                                      ------------
TECHNOLOGY (1.7%)
OFFICE EQUIPMENT SERVICES
Computer Associates
  International, Inc.
  6.375%, 04/15/05+ ................     6,000,000       5,962,800
                                                      ------------
TOTAL LONG-TERM DEBT SECURITIES (54.1%)
  (Amortized Cost $184,920,543) .                      187,795,272
                                                      ------------

---------------------------------------------------------------------
                                        PRINCIPAL        VALUE
                                         AMOUNT         (NOTE 1)
---------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
  5.85%, due 07/01/98 ..............  $ 10,800,000    $10,800,000
  5.50%, due 07/23/98 ..............     7,000,000      6,976,558
Federal National Mortgage
  Association:
  5.60%, due 07/06/98 ..............    10,000,000      9,992,222
  5.56%, due 07/07/98 ..............    10,000,000      9,990,733
  5.51%, due 07/21/98 ..............    12,000,000     11,963,267
  5.48%, due 07/29/98 ..............     6,000,000      5,974,520
                                                     -------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (16.1%) ..............                   55,697,300
                                                     -------------
TOTAL SHORT-TERM DEBT SECURITIES (16.1%)
  (Amortized Cost $55,697,300)......                   55,697,300
                                                     -------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost $317,521,701)                  345,261,819
OTHER ASSETS
  LESS LIABILITIES (0.5%) ..........                    1,749,452
                                                     -------------
NET ASSETS (100.0%) ................                $347,011,271
                                                    ==============

---------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Equity Investments

Australia .................................................    0.7%
Canada ....................................................    0.1
France ....................................................    0.6
Germany ...................................................    0.4
Japan .....................................................    0.8
Netherlands ...............................................    0.4
Scandinavia ...............................................    0.4
Southeast Asia ............................................    0.2
Switzerland ...............................................    0.4
United Kingdom ............................................    1.1
United States** ...........................................   94.0
Other European Countries ..................................    0.9
                                                             -----
                                                             100.0%
                                                             =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 16.1%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $17,210,130 or 5.0% of net assets.

     Glossary:
     ADR--American Depository Receipt
     GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.5%)
Akzo Nobel N.V.* ....................         5,000           $  1,111,985
Bayer AG ............................        40,500              2,090,685
Ciba Specialty Chemicals AG .........         8,000              1,027,908
Georgia Gulf Corp. ..................       136,000              3,102,500
Hitachi Chemical Co. Ltd. ...........       159,000                968,085
Nippon Chemi-Con Corp. ..............        62,000                258,520
Rhodia SA* ..........................         4,790                133,542
Toagosei Co. Ltd. ...................       158,000                283,812
Yule Catto & Co. PLC ................        70,000                436,039
                                                              ------------
                                                                 9,413,076
                                                              ------------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ......................        92,000                799,740
                                                              ------------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ..............       135,000              1,679,062
Nord Resources Corp.* ...............        27,939                 54,132
Randgold Resources Ltd.
  (GDR)* ............................        30,300                163,014
Toho Titanium .......................        11,000                 85,702
                                                              ------------
                                                                 1,981,910
                                                              ------------
PAPER (0.2%)
Jefferson Smurfit Corp.* ............        39,600                622,463
KNP BT (Kon) N.V. ...................        53,000              1,368,465
Mayr-Melnhof Karton AG ..............         6,756                441,690
Nippon Paper Industries Co. .........         6,000                 25,018
Stone Container Corp.* ..............        57,900                904,687
UPM-Kymmene Oyj .....................        25,320                697,362
                                                              ------------
                                                                 4,059,685
                                                              ------------
STEEL (0.1%)
Koninklijke Hoogovens N.V. ..........        20,000                865,588
NatSteel Ltd. .......................       220,000                213,554
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................        15,000                180,000
                                                              ------------
                                                                 1,259,142
                                                              ------------
  TOTAL BASIC MATERIALS (0.9%) ......                           17,513,553
                                                              ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Waste Management, Inc. ..............       194,800              6,818,000
                                                              ------------
PRINTING, PUBLISHING &
  BROADCASTING (2.7%)
Cablevision Systems Corp.
  (Class A)* ........................        67,000              5,594,500
CBS Corp. ...........................       312,500              9,921,875
Comcast Corp. (Class A) SPL .........        75,000              3,044,531
Donnelley (R.R.) & Sons Co. .........        23,600              1,079,700
Gannett Co. .........................        70,600              5,017,013
Grupo Televisa S.A. (GDR)* ..........        22,000                827,750
Liberty Media Group (Class A)*      .       287,450             11,156,653
New Straits Times Press BHD .........        65,000                 24,119
Nippon Television Network
  Corp. .............................           200                 58,000
Reed International PLC ..............        64,000                579,292
Seat Spa* ...........................     1,500,000              1,013,029
Tele-Communications, Inc.
  (Class A)* ........................       217,900              8,375,531


-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Tele-Communications
  International, Inc.* ..............      22,300             $    448,091
Television Broadcasts Ltd. ..........      10,000                   26,458
Tokyo Broadcasting System, Inc. .          14,000                  156,543
United News & Media PLC .............      36,630                  512,624
Viacom, Inc. (Class B)* .............      45,000                2,621,250
                                                              ------------
                                                                50,456,959
                                                              ------------
PROFESSIONAL SERVICES (0.0%)
Meitec ..............................       3,800                  131,583
Vedior N.V. .........................       7,105                  200,922
                                                              ------------
                                                                   332,505
                                                              ------------
TRUCKING, SHIPPING (0.3%)
Bergesen Dy AS (A Shares) ...........      47,300                  900,952
Frontline Ltd.* .....................     456,890                  298,036
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................      26,628                        0
Knightsbridge Tankers Ltd. ..........      64,500                1,725,375
Marine Transport Corp.* .............      33,500                  136,094
OMI Corp.* ..........................     335,000                2,680,000
Yamato Transport Co. Ltd. ...........       8,000                   89,742
                                                              ------------
                                                                 5,830,199
                                                              ------------
  TOTAL BUSINESS SERVICES (3.4%).....                           63,437,663
                                                              ------------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................     202,840                1,554,836
Senior Engineering Group PLC ........     120,000                  394,789
                                                              ------------
                                                                 1,949,625
                                                              ------------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC ....................     187,000                  577,739
Bouygues ............................      10,708                1,944,173
Daito Trust Construction Co.
  Ltd. ..............................      11,800                   89,381
Groupe GTM ..........................       9,953                1,033,565
Makita Corp. ........................      18,000                  207,632
National House Industrial Co.
  Ltd. ..............................      53,000                  406,428
Sho-Bond Corp. ......................       9,500                  173,388
Societe Technip .....................      10,350                1,264,762
Toda Corp. ..........................      22,000                   88,082
                                                              ------------
                                                                 5,785,150
                                                              ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
BPB PLC .............................     103,100                  625,005
Fujikura Ltd. .......................      34,000                  151,580
Holderbank Financiere Glaris
  AG ................................       1,385                1,763,575
Martin Marietta Materials, Inc. .....     120,000                5,400,000
Matsushita Electric Works Ltd. ......     104,000                  840,283
Nichiha Corp. .......................       9,700                   57,310
Rugby Group PLC .....................     447,460                  833,196
Unidare PLC* ........................      51,500                  186,964
                                                              ------------
                                                                 9,857,913
                                                              ------------
ELECTRICAL EQUIPMENT (1.2%)
Daikin Industries Ltd. ..............     140,000                  902,900
General Electric Co. ................     209,900               19,100,900
Johnson Electric Holdings Ltd. ......     258,000                  955,679
Legrand SA ..........................       3,800                1,005,374

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
---------------------------------------------------------------------------------
Mabuchi Motor Co. ........................        300              $     19,045
Sumitomo Electric Industries .............     56,000                   566,787
                                                                   ------------
                                                                     22,550,685
                                                                   ------------
MACHINERY (1.5%)
AlliedSignal, Inc. .......................   138,400                  6,141,500
Coltec Industries, Inc.* .................    36,000                    715,500
Fujitec Co. Ltd. .........................    96,000                    581,734
IHC Caland N.V. ..........................     5,000                    281,562
Ishikawajima Harima Heavy
  Industries Co. Ltd. ....................    10,000                     18,251
Keyence Corp. ............................     1,300                    141,610
KSB AG* ..................................     2,600                    648,739
Legris Industries SA .....................    17,300                    809,574
Mitsubishi Heavy Industries Ltd.              16,000                     60,482
Mori Seiki Co. Ltd. ......................     8,000                     98,052
Nitta Corp. ..............................     8,000                     51,364
Nitto Kohki Co. Ltd. .....................     3,700                     40,011
Schindler Holding AG
  Participating Certificate ..............       915                  1,394,504
Schindler Holding AG
  Registered .............................       450                    697,697
Siebe PLC ................................    50,000                    999,499
SMC Corp. ................................     3,000                    228,322
Stork N.V. ...............................    18,000                    573,649
TI Group PLC .............................   123,795                    940,660
United Technologies Corp. ................   132,900                 12,293,250
Valmet Oyj ...............................    31,000                    534,897
Vestas Wind Systems A/S* .................     3,220                    127,235
                                                                   ------------
                                                                     27,378,092
                                                                   ------------
  TOTAL CAPITAL GOODS (3.6%) .............                           67,521,465
                                                                   ------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Virgin Express Holdings PLC
  (ADR)* .................................    10,400                    134,550
                                                                   ------------
APPAREL, TEXTILE (0.3%)
Carli Gry International A/S ..............       300                     24,232
Onward Kashiyama Co. Ltd. ................    79,000                    988,783
Tommy Hilfiger Corp.* ....................    77,500                  4,843,750
                                                                   ------------
                                                                      5,856,765
                                                                   ------------
AUTO RELATED (0.3%)
Continental AG ...........................    55,000                  1,713,889
Dana Corp. ...............................    50,000                  2,675,000
Minebea Co. Ltd. .........................    16,000                    159,400
Sumitomo Rubber Industries,
  Inc. ...................................   129,000                    696,090
                                                                   ------------
                                                                      5,244,379
                                                                   ------------
AUTOS & TRUCKS (0.5%)
Bajaj Auto Ltd. (GDR) ....................     7,500                     96,375
Harley-Davidson, Inc. ....................   217,700                  8,435,875
Honda Motor Co. Ltd. .....................     4,000                    142,548
UMW Holdings BHD .........................   188,000                     84,255
Volkswagen AG ............................       600                    577,211
                                                                   ------------
                                                                      9,336,264
                                                                   ------------
FOOD SERVICES, LODGING (0.2%)
Accor SA .................................     1,400                    391,699
Choice Hotels Scandinavia ASA*               108,000                    324,070


---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
---------------------------------------------------------------------------------
Compass Group PLC ........................   171,400               $  1,972,188
John Q Hammons Hotels, Inc.
  (Class A)* .............................   191,800                  1,354,588
                                                                   ------------
                                                                      4,042,545
                                                                   ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Hunter Douglas N.V. ......................    20,000                  1,086,903
Moulinex* ................................    17,000                    441,058
Sony Corp. ...............................    13,200                  1,137,931
                                                                   ------------
                                                                      2,665,892
                                                                   ------------
LEISURE RELATED (1.9%)
Amer Group Ltd. (Series A)* ..............     7,000                    135,339
Berjaya Sports Toto Ltd. BHD .............   140,000                    207,457
Canal Plus ...............................     3,150                    588,590
Carnival Corp. (Class A) .................   215,400                  8,535,225
Cendant Corp.* ...........................    75,300                  1,571,888
Cyrk, Inc.* ..............................   220,600                  2,426,600
Disney (Walt) Co. ........................    47,100                  4,948,444
EMI Group PLC ............................    12,000                    105,010
Granada Group PLC ........................    88,900                  1,636,069
Hoyts Cinemas Group+ .....................    30,000                     39,060
Ladbroke Group PLC .......................   279,118                  1,533,564
Mirage Resorts, Inc.* ....................   300,500                  6,404,406
Nelvana Ltd.* ............................     8,000                    173,966
Nintendo Co. Ltd. ........................     1,200                    111,239
Nippon Broadcasting System ...............     5,000                    211,009
Royal Caribbean Cruises Ltd. .............    74,100                  5,890,950
SHIMANO, INC. ............................     1,000                     25,393
Thomson Travel Group PLC* ................   110,000                    343,520
Toei Co. Ltd. ............................     8,000                     25,220
                                                                   ------------
                                                                     34,912,949
                                                                   ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ......................    31,000                  1,080,147
Gretag Imaging Group* ....................    10,100                    969,552
Noritsu Koki Co. Ltd. ....................    10,200                    228,106
                                                                   ------------
                                                                      2,277,805
                                                                   ------------
RETAIL--GENERAL (3.6%)
Abercrombie & Fitch Co.
  (Class A)* .............................    51,808                  2,279,552
Aldeasa SA ...............................    19,800                    707,558
BAA PLC ..................................   140,000                  1,512,692
Boots Co. PLC ............................    74,700                  1,238,763
Dayton Hudson Corp. ......................   245,100                 11,887,350
Dickson Concepts International
  Ltd. ...................................   161,000                    224,419
Genesis Direct, Inc.* ....................    70,000                    778,750
Home Depot, Inc. .........................    77,800                  6,462,262
K-Mart Corp.* ............................   185,000                  3,561,250
Kingfisher PLC ...........................    76,163                  1,227,410
Kohl's Corp.* ............................   169,500                  8,792,812
Kokuyo Co. Ltd. ..........................     1,000                     16,953
Limited, Inc. ............................   172,500                  5,714,062
Lindex AB ................................    18,000                    655,510
Paris Miki, Inc. .........................     4,500                     59,115
Proffitt's, Inc.* ........................   160,100                  6,464,038
Sato Corp. ...............................    10,000                    163,396
Smith (W.H.) Group PLC ...................    22,500                    199,900
Smith (W.H.) Group PLC
  (B Shares)* ............................    25,000                     22,336

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Staples, Inc.* .....................       292,800           $  8,472,900
Tandy Corp. ........................       115,000              6,102,188
Vendex International N.V. ..........         7,200                276,909
                                                             ------------
                                                               66,820,125
                                                             ------------
  TOTAL CONSUMER CYCLICALS (7.0%)                             131,291,274
                                                             ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Coca-Cola Co. ......................       175,000             14,962,500
Coca-Cola Enterprises, Inc. ........        65,700              2,578,725
Diageo PLC .........................        50,112                594,180
Scottish & Newcastle PLC ...........       100,000              1,416,166
Whitbread PLC ......................        92,500              1,498,414
                                                             ------------
                                                               21,049,985
                                                             ------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............        40,000              1,790,000
Schmalbach Lubeca AG ...............         8,300              2,047,962
Sealed Air Corp.* ..................        12,900                474,075
                                                             ------------
                                                                4,312,037
                                                             ------------
DRUGS (3.2%)
Astra AB (A Shares) ................        25,000                510,844
Bristol-Myers Squibb Co. ...........        86,200              9,907,613
Centocor, Inc.* ....................       215,800              7,822,750
Daiichi Pharmaceutical Co. .........        79,000              1,042,923
Merck KGAA .........................        18,700                836,756
Merck & Co., Inc. ..................        83,700             11,194,875
Novartis AG ........................           300                499,571
Orion-Yhtyma Oyj (B Shares)* .......        37,800              1,165,188
Pfizer, Inc. .......................       165,500             17,987,781
Sankyo Co. Ltd. ....................        17,000                387,534
Sanofi SA ..........................         7,000                822,985
Santen Pharmaceutical Co. Ltd. .....        22,000                241,076
Schering Plough Corp. ..............        72,600              6,651,975
Smithkline Beecham PLC .............        10,000                122,161
Taisho Pharmaceutical Co. ..........         1,000                 18,684
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        12,000                250,180
                                                             ------------
                                                               59,462,896
                                                             ------------
FOODS (1.2%)
Barry Callebaut AG* ................         4,100                884,542
Campbell Soup Co. ..................       142,300              7,559,687
Huhtamaki Oy Series I ..............        11,550                661,499
Nestle SA ..........................         1,150              2,462,822
Nutreco Holding N.V. ...............         3,900                136,566
Orkla ASA ..........................        33,200                773,151
Parmalat Finanziaria Spa ...........       503,700              1,027,612
Rite Aid Corp. .....................       120,000              4,507,500
Tyson Foods, Inc. ..................       214,600              4,654,138
                                                             ------------
                                                               22,667,517
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Columbia/HCA Healthcare Corp.              270,500              7,878,313
Medtronic, Inc. ....................       184,300             11,749,125
PT Tempo Scan Pacific ..............       206,000                  3,142
United HealthCare Corp. ............        81,700              5,187,950
                                                             ------------
                                                               24,818,530
                                                             ------------
RETAIL--FOOD (0.3%)
Delhaize-Le Lion SA ................         8,800                614,723
Familymart Co. .....................        63,100              2,403,463


-------------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Food Lion, Inc. (Class A) ..........       125,000           $  1,328,125
Santa Isabel S.A. (ADR) ............           997                 10,967
Seven-Eleven Japan Co. Ltd. ........         3,200                190,680
Woolworths Ltd. ....................       460,000              1,497,303
                                                             ------------
                                                                6,045,261
                                                             ------------
SOAPS & TOILETRIES (1.4%)
Avon Products, Inc. ................       134,400             10,416,000
Estee Lauder Companies
  (Class A) ........................        67,900              4,731,781
Gillette Co. .......................       200,800             11,382,850
Kao Corp. ..........................        11,000                169,817
                                                             ------------
                                                               26,700,448
                                                             ------------
TOBACCO (1.1%)
Imperial Tobacco Group PLC .........        11,600                 85,625
Japan Tobacco, Inc. ................           150              1,016,087
Philip Morris Cos., Inc. ...........       413,300             16,273,687
Seita ..............................        27,700              1,255,031
Swedish Match AB ...................        50,492                167,738
Tabacalera SA-A ....................        60,000              1,228,562
                                                             ------------
                                                               20,026,730
                                                             ------------
  TOTAL CONSUMER NONCYCLICALS (9.8%)
                                                              185,083,404
                                                             ------------
CREDIT SENSITIVE
BANKS (3.0%)
Allied Irish Bank ..................       225,000              3,255,887
AMMB Holdings BHD ..................        60,000                 31,516
Banca Nazionale del Lavoro
  (BNL)* ...........................         5,500                145,482
Banco Bilbao Vizcaya SA ............        54,900              2,817,496
Banco Central
  Hispanoamericano SA ..............         6,900                216,876
Banco Santander SA .................        58,200              1,489,632
Bangkok Bank Public Co. Ltd. .......        20,000                 24,645
BankAmerica Corp. ..................        45,800              3,958,837
Bank of Tokyo-Mitsubishi Ltd. ......        15,000                158,960
Banque Nationale de Paris ..........        13,700              1,119,107
Barclays PLC .......................        18,000                519,439
BPI-SGPS SA ........................        12,000                387,413
Chase Manhattan Corp. ..............       220,400             16,640,200
Corporacion Bancaria de
  Espana SA ........................        48,000              1,076,752
Credito Italiano Spa ...............       500,000              2,618,398
Dao Heng Bank Group Ltd. ...........        30,000                 42,592
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ....................         3,740                226,836
Forenings Sparbanken AB
  (A Shares) .......................         6,900                207,597
Istituto Mobiliare Italiano ........        84,700              1,334,722
Long-Term Credit Bank of Japan             230,000                134,396
National Bank of Canada ............        28,000                547,042
National Westminster Bank PLC                6,000                107,315
NationsBank Corp. ..................       130,000              9,945,000
Paribas* ...........................            93                  9,950
Philippine Commercial
  International Bank ...............         5,000                 18,225
PT Bank Dagang Nasional
  Indonesia Tbk ....................     1,230,000                  6,254
Seventy-Seven Bank Co. Ltd. ........       123,000              1,029,289
Shizuoka Bank Ltd. .................         1,000                 10,749

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Skandinaviska Enskilda Banken
  (Series A) .......................    44,200               $   756,337
Societe Generale ...................     9,028                 1,876,510
State Bank of India (GDR) ..........    27,000                   319,950
State Street Corp. .................    43,900                 3,051,050
Sumitomo Bank Ltd. .................     8,000                    77,911
Suncorp-Metway Ltd. ................    32,858                    79,858
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......     2,875                       170
Toho Bank ..........................    10,000                    40,182
United Overseas Bank Ltd. ..........     4,000                    12,430
Wing Hang Bank Ltd. ................   161,000                   215,068
Yamaguchi Bank .....................    70,000                   898,860
Zions Bancorp. .....................    44,400                 2,358,750
                                                             -----------
                                                              57,767,683
                                                             -----------
FINANCIAL SERVICES (2.3%)
Aiful Corp. ........................     5,800                   283,264
Associates First Capital Corp.
  (Class A) ........................   111,200                 8,548,500
Credit Saison Co. ..................    24,400                   484,057
MBNA Corp. .........................   438,250                14,462,250
Merrill Lynch & Co., Inc. ..........    65,800                 6,070,050
Morgan Stanley Dean Witter
  & Co. ............................   130,000                11,878,750
Newcourt Credit Group, Inc. ........    45,000                 2,213,438
Nichiei Co. Ltd. ...................     3,200                   217,919
Peregrine Investment Holdings
  Ltd. .............................   472,000                         0
Sanyo Shinpan Finance Co. Ltd. .....     1,100                    38,883
Takefuji Corp. .....................       800                    36,936
Worms Et Compagnie .................     2,500                   159,570
                                                             -----------
                                                              44,393,617
                                                             -----------
INSURANCE (3.6%)
ASR Verzekeringsgroep N.V. .........    10,000                   848,866
Catalana Occidente SA ..............     2,060                    65,152
CNA Financial Corp.* ...............    42,300                 1,969,594
Commercial Union PLC ...............    52,033                   971,484
Corporacion Mapfre .................    18,000                   631,497
Fortis Amev N.V. ...................    37,281                 2,183,724
ING Groep N.V. .....................    50,000                 3,275,463
Irish Life PLC .....................   100,000                   942,973
Kingsway Financial Services* .......    20,000                   186,878
Life Re Corp. ......................   105,500                 8,651,000
MGIC Investment Corp. ..............    47,000                 2,681,937
PennCorp Financial Group, Inc. .....   121,700                 2,494,850
Providian Financial Corp. ..........   102,000                 8,013,375
QBE Insurance Group Ltd. ...........    40,000                   141,360
Royal & Sun Alliance Insurance
  Group PLC ........................   100,936                 1,044,253
SunAmerica, Inc. ...................   115,700                 6,645,519
Travelers Group, Inc. ..............   354,000                21,461,250
Trygg-Hansa AB (B Shares)* .........     3,600                   110,116
United Assurance Group PLC .........    71,600                   679,172
Willis Corroon Group PLC
  (ADR) ............................   249,000                 3,128,063
Zurich Versicherungs ...............     2,130                 1,360,322
                                                             -----------
                                                              67,486,848
                                                             -----------

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
REAL ESTATE (0.2%)
Asticus AB* ........................    20,000               $   220,635
City Developments Ltd. .............     8,000                    22,350
Daibiru Corp. ......................     4,000                    25,797
Glenborough Realty Trust, Inc. .....    70,000                 1,846,250
Mandamus AB* .......................       345                     2,162
Sumitomo Realty &
  Development Co. Ltd. .............    14,000                    61,809
Unibail SA .........................     7,880                 1,018,960
                                                             -----------
                                                               3,197,963
                                                             -----------
UTILITY--ELECTRIC (0.6%)
AES Corp.* .........................   103,400                 5,434,962
Cia Paranaense de Energia-Copel
  (ADR) ............................    54,000                   499,500
Electricidade de Portugal SA .......     5,000                   116,280
Hong Kong Electric Holdings
  Ltd. .............................   179,000                   554,466
Manila Electric Co. ................    16,620                    43,842
National Grid Group PLC ............    20,000                   134,937
Powergen PLC .......................   108,000                 1,493,387
Veba AG ............................    35,000                 2,387,025
Viag AG ............................       800                   541,170
                                                             -----------
                                                              11,205,569
                                                             -----------
UTILITY--GAS (0.2%)
Anglian Water PLC ..................   128,600                 1,804,008
Scottish Power PLC .................   220,000                 1,928,858
                                                             -----------
                                                               3,732,866
                                                             -----------
UTILITY--TELEPHONE (0.5%)
British Telecommunications PLC         186,600                 2,306,012
Cable & Wireless PLC ...............   109,200                 1,327,615
Telecom Italia Spa .................   250,000                 1,841,039
Telefonica de Espana ...............    57,000                 2,635,344
Telekom Malaysia BHD ...............    38,500                    64,936
Telephone & Data Systems, Inc. .....    20,000                   787,500
                                                             -----------
                                                               8,962,446
                                                             -----------
  TOTAL CREDIT SENSITIVE (10.4%)                             196,746,992
                                                             -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC .............................   164,117                   949,675
OMV AG .............................     1,400                   187,579
                                                             -----------
                                                               1,137,254
                                                             -----------
OIL--DOMESTIC (0.9%)
Apache Corp. .......................    80,000                 2,520,000
Louis Dreyfus Natural Gas
  Corp.* ...........................   245,400                 4,647,262
Tom Brown, Inc.* ...................   121,000                 2,276,313
USX-Marathon Group .................   215,700                 7,401,206
                                                             -----------
                                                              16,844,781
                                                             -----------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ..........    98,700                 1,440,611
Gulf Indonesia Resources Ltd.* .....    17,900                   205,850
Repsol SA ..........................    13,950                   768,683
Shell Transport & Trading Co.
  PLC ..............................   178,950                 1,261,137
Total SA--B ........................    26,234                 3,409,661
                                                             -----------
                                                               7,085,942
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (1.3%)
BJ Services Co.* ....................       118,100           $  3,432,281
Canadian Fracmaster Ltd.+ ...........        47,100                297,666
Canadian Fracmaster Ltd.
  Installment Receipt ...............       133,800                    455
Dresser Industries, Inc. ............       259,800             11,447,437
Fugro N.V. ..........................        10,000                398,367
Noble Drilling Corp.* ...............       347,100              8,352,094
Parker Drilling Co.* ................        50,700                358,069
                                                              ------------
                                                                24,286,369
                                                              ------------
  TOTAL ENERGY (2.6%) ...............                           49,354,346
                                                              ------------
TECHNOLOGY
ELECTRONICS (2.8%)
Altera Corp.* .......................       201,280              5,950,333
Cisco Systems, Inc.* ................       300,500             27,664,781
Disco Corp. .........................         4,000                111,095
Fujimi, Inc. ........................         3,800                139,258
Intel Corp. .........................        59,900              4,440,088
Leitch Technology Corp.* ............         9,500                159,781
Micronics Japan Co. Ltd. ............         7,000                 98,471
Murata Manufacturing Co., Ltd. ......         8,000                259,703
Nikon Corp. .........................         8,000                 57,596
Rohm Co. Ltd. .......................         2,000                205,598
Sankyo Engineering Co. ..............         6,000                 23,330
SMH AG ..............................         4,850                809,560
Solectron Corp.* ....................       181,600              7,638,550
Sterling Commerce, Inc.* ............        40,000              1,940,000
TDK Corp. ...........................         1,000                 73,943
Texas Instruments, Inc. .............        40,000              2,332,500
Tokyo Cathode Laboratory Co. .                5,400                 42,461
Varitronix International Ltd. .......       335,000                670,173
Yokogawa Electric Corp. .............        12,000                 64,060
                                                              ------------
                                                                52,681,281
                                                              ------------
OFFICE EQUIPMENT (2.3%)
Barco N.V. ..........................         4,314              1,205,416
Bay Networks, Inc.* .................        84,900              2,738,025
Canon, Inc. .........................         2,000                 45,448
Ceridian Corp.* .....................       186,300             10,945,125
Compaq Computer Corp. ...............       361,300             10,251,888
Dell Computer Corp.* ................       155,500             14,432,344
Policy Management Systems
  Corp.* ............................        97,800              3,838,650
                                                              ------------
                                                                43,456,896
                                                              ------------
OFFICE EQUIPMENT SERVICES (0.7%)
Canon Chemicals, Inc.* ..............         6,000                 63,194
Computer Sciences Corp. .............        47,500              3,040,000
Data Communication System Co.                 2,000                 36,070
First Data Corp. ....................       257,200              8,567,975
Fuji Soft ABC, Inc. .................         4,000                136,200
INES Corp. ..........................         6,000                 41,120
Mettler-Toledo International,
  Inc.* .............................        45,900                920,869
Nippon System Development ...........         4,200                 99,985
                                                              ------------
                                                                12,905,413
                                                              ------------

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.7%)
Asia Satellite
  Telecommunications
  Holdings Ltd. .....................       120,000           $    198,245
Clearnet Communications, Inc.
  (Class A)* ........................        60,000                660,000
DDI Corp. ...........................           208                724,744
Energis PLC* ........................       100,000              1,523,046
Global TeleSystems Group, Inc.*               8,000                390,000
Helsinki Telephone Corp. ............        18,300                851,155
Keppel Telecommunications &
  Transportation Ltd. ...............        24,000                 11,364
Nextel Communications, Inc.
  (Class A)* ........................        77,900              1,937,763
PT Indosat ..........................       419,000                488,597
PT Telekomunikasi Indonesia .........       309,000                 87,463
SK Telecom Co. Ltd. (ADR) ...........        34,001                189,129
Tele-Communications TCI
  Ventures Group (Class A)* .........       220,000              4,413,750
Tellabs, Inc.* ......................       201,700             14,446,762
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................        14,000                130,900
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ...........................        14,400                149,040
Vodafone Group PLC ..................       100,000              1,270,040
WorldCom, Inc.* .....................       111,036              5,378,306
                                                              ------------
                                                                32,850,304
                                                              ------------
  TOTAL TECHNOLOGY (7.5%) ...........                          141,893,894
                                                              ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC .............................       146,250                415,205
BTR PLC (B Shares)* .................       180,000                103,707
Citic Pacific Ltd. ..................        60,000                106,092
First Pacific Co. ...................       397,685                166,814
Hagemeyer N.V. ......................         8,000                346,235
Hutchison Whampoa ...................        34,000                179,479
Montedison Spa ......................     1,113,000              1,381,189
Smith (Howard) Ltd. .................        35,000                206,150
Swire Pacific Ltd. (Class A) ........        57,000                215,185
Tomkins PLC .........................       160,000                869,072
Tyco International Ltd. .............       261,000             16,443,000
U.S. Industries, Inc. ...............       146,500              3,625,875
Vivendi .............................         8,259              1,763,104
                                                              ------------
  TOTAL DIVERSIFIED (1.4%) ..........                           25,821,107
                                                              ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (46.6%)
  (Cost $651,341,854)................                          878,663,698
                                                              ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................        15,180              1,510,845
                                                              ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* .................        11,500                598,115
                                                              ------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...............        19,300              1,225,550
                                                              ------------
  TOTAL BUSINESS SERVICES (0.1%).....                            1,823,665
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------
                                        NUMBER           VALUE
                                      OF SHARES         (NOTE 1)
-------------------------------------------------------------------
CAPITAL GOODS (0.2%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................   42,900        $  3,276,487
                                                      ------------
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Airlines
  Finance Trust
  8.5% Conv. ........................   24,600           3,127,275
                                                      ------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................   19,800           2,494,800
                                                      ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG .................    8,010             735,046
                                                      ------------
  TOTAL CONSUMER CYCLICALS (0.3%)                        6,357,121
                                                      ------------
CONSUMER NONCYCLICALS (0.1%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. .......................   20,000           1,042,500
                                                      ------------
CREDIT SENSITIVE
BANKS (0.0%)
Bank Austria AG .....................    6,000             487,259
                                                      ------------
INSURANCE (0.1%)
Life Re Capital Trust II
  6.0% Conv. ........................   21,000           1,601,250
                                                      ------------
UTILITY--ELECTRIC (0.1%)
AES Trust I
  5.375% Conv. Series A .............   32,700           2,550,600
                                                      ------------
  TOTAL CREDIT SENSITIVE (0.2%) .....                    4,639,109
                                                      ------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ......................   22,300           1,416,050
                                                      ------------
TELECOMMUNICATIONS (0.6%)
ICG Communications, Inc.
  6.75% Conv. .......................   14,200           1,182,150
Intermedia
  Communications, Inc.:
  7.0% Conv.+ .......................   28,900           1,589,500
  7.0% Conv. Series D ...............   21,000           1,155,000
IXC Communications, Inc.
  6.75% Conv.+ ......................   28,800           1,382,400
Nextel Strypes Trust
  7.25% Conv. .......................   66,000           1,468,500
Nokia Oyj (A Shares) ................   28,200           2,075,439
Skytel Communications, Inc.
  $2.25 Conv. .......................   14,300             500,500
WinStar Communications, Inc.
  7.0% Conv.+ .......................   36,100           1,980,988
                                                      ------------
                                                        11,334,477
                                                      ------------
  TOTAL TECHNOLOGY (0.7%) ...........                   12,750,527
                                                      ------------
TOTAL PREFERRED STOCKS (1.7%)
  (Cost $24,532,495) ................                   31,400,254
                                                      ------------

-----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
-----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............   $   745,000      $   800,875
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............     1,355,000          980,681
 4.25% Conv., 11/01/02 ..............       400,000          289,500
                                                         -----------
                                                           2,071,056
                                                         -----------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ..............       550,000        1,517,313
Personnel Group of America:
  5.75% Conv., 07/01/04 .............       330,000          420,337
  5.75% Conv., 07/01/04+ ............       370,000          471,288
                                                         -----------
                                                           2,408,938
                                                         -----------
  TOTAL BUSINESS SERVICES (0.2%)                           4,479,994
                                                         -----------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ .............       690,000        1,035,000
 5.0% Conv., 10/01/02 ...............        40,000           60,000
                                                         -----------
                                                           1,095,000
                                                         -----------
CONSUMER CYCLICALS
LEISURE RELATED (0.8%)
Royal Caribbean Cruises Ltd.
  7.5%, 10/15/27 ....................    14,150,000       14,798,636
                                                         -----------
RETAIL--GENERAL (0.1%)
Home Depot, Inc.
  3.25% Conv. Sub. Note,
  10/01/01 ..........................       955,000        1,776,300
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............       895,000          688,031
                                                         -----------
                                                           2,464,331
                                                         -----------
  TOTAL CONSUMER CYCLICALS (0.9%)                         17,262,967
                                                         -----------
CONSUMER NONCYCLICALS
DRUGS (0.4%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ ............       770,000          757,488
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............       810,000        2,608,200
 7.0% Conv. Sub. Note,
  07/01/03+ .........................       500,000        1,610,000
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00 .............       695,000          902,631
  4.25% Conv., 05/31/00+ ............       580,000          753,275
                                                         -----------
                                                           6,631,594
                                                         -----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............       585,000          654,469
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........     1,130,000          135,600

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------
                                                    PRINCIPAL                 VALUE
                                                     AMOUNT                  (NOTE 1)
---------------------------------------------------------------------------------------
RES-Care, Inc.
  6.0% Conv., 12/01/04+ .......................   $  1,095,000             $ 1,253,775
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ........................        500,000                 555,000
                                                                           -----------
                                                                             2,598,844
                                                                           -----------
MEDIA & CABLE (1.8%)
Time Warner Entertainment Co.
  8.375%, 03/15/23 ............................     23,580,000              27,619,490
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 ............................      5,530,000               6,338,375
                                                                           -----------
                                                                            33,957,865
                                                                           -----------
  TOTAL CONSUMER NONCYCLICALS (2.3%)                                        43,188,303
                                                                           -----------
CREDIT SENSITIVE
BANKS (1.4%)
ABN Amro Bank NV
  7.125%, 06/18/07 ............................     25,375,000              26,657,452
Sumitomo Bank International
  0.75% Conv., 05/31/01    Yen 101,000,000                                     809,669
                                                                           -----------
                                                                            27,467,121
                                                                           -----------
FINANCIAL SERVICES (1.1%)
Lehman Bros, Inc.
  6.5%, 04/15/08 ..............................   $ 18,530,000              18,566,282
RAC Financial Group, Inc.:
  7.25% Conv., 08/15/03 .......................        245,000                 579,578
 7.25% Conv. Sub. Note,
  08/15/03+ ...................................        625,000               1,478,516
                                                                           -----------
                                                                            20,624,376
                                                                           -----------
MORTGAGE RELATED (12.3%)
Federal Home Loan
  Mortgage Corp.:
  7.0%, 09/01/11 ..............................     22,780,440              23,186,228
  7.0%, 01/01/12 ..............................      4,876,233               4,963,093
Federal National Mortgage
  Association:
  6.5%, 06/01/11 ..............................     37,221,791              37,477,505
  6.5%, 09/01/11 ..............................     15,354,062              15,459,544
  7.0%, 05/01/26 ..............................     24,772,942              25,128,929
  7.0%, 09/01/27 ..............................      8,286,005               8,402,507
  7.0%, 01/01/28 ..............................     37,871,731              38,404,018
Government National Mortgage
  Association:
  7.5%, 12/15/25 ..............................      7,012,737               7,203,414
  7.5%, 01/15/27 ..............................      6,995,422               7,185,627
  7.5%, 04/15/27 ..............................      6,665,654               6,846,894
  7.5%, 06/15/27 ..............................      7,035,685               7,231,347
  7.0%, 07/15/27 ..............................     10,613,848              10,779,742
  7.5%, 09/15/27 ..............................        917,742                 942,695
  7.0%, 02/15/28 ..............................     26,681,278              27,098,306
  6.5%, 03/15/28 ..............................     12,190,360              12,159,884
                                                                           -----------
                                                                           232,469,733
                                                                           -----------
UTILITY--ELECTRIC (1.4%)
Consolidated Edison, Inc.
  6.25%, 02/01/08 .............................     25,780,000              25,758,087
National Grid Group PLC
  4.25% Conv., 02/17/08 .......................          4,000                   7,624
                                                                           -----------
                                                                            25,765,711
                                                                           -----------

---------------------------------------------------------------------------------------
                                                     PRINCIPAL                 VALUE
                                                      AMOUNT                  (NOTE 1)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT (20.2%)
U.S. Treasury:
  6.375% Note, 05/15/99 .......................   $ 52,000,000             $52,357,500
  6.0% Note, 08/15/00 .........................     48,620,000              49,075,812
  6.25% Note, 04/30/01 ........................     43,000,000              43,792,834
  6.5% Note, 08/31/01 .........................     82,740,000              84,963,638
  6.5% Note, 05/31/02 .........................     43,460,000              44,899,612
  5.75% Note, 08/15/03 ........................     21,700,000              21,930,563
  6.875% Note, 05/15/06 .......................        450,000                 487,406
  6.125% Bond, 11/15/27 .......................     77,995,000              83,576,556
                                                                           -----------
                                                                           381,083,921
                                                                           -----------
  TOTAL CREDIT SENSITIVE (36.4%)                                           687,410,862
                                                                           -----------
ENERGY
GAS (0.4%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ...........................      7,730,000               7,717,717
                                                                           -----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
  02/15/07 ....................................      1,480,000               1,713,100
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ........................        705,000                 863,625
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+ ......................        135,000                 151,200
 5.375% Conv., 11/15/06 .......................        150,000                 168,000
                                                                           -----------
                                                                             2,895,925
                                                                           -----------
  TOTAL ENERGY (0.6%) .........................                             10,613,642
                                                                           -----------
TECHNOLOGY
ELECTRONICS (0.9%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .......................      1,820,000               1,669,850
HNC Software, Inc.
  4.75% Conv., 03/01/03 .......................        950,000               1,080,625
Level One Communications, Inc.:
 4.0% Conv., 09/01/04 .........................        520,000                 573,950
 4.0% Conv., 09/01/04+ ........................        790,000                 871,963
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ......................      3,200,000               1,500,000
Photronics, Inc.
  6.0% Conv., 06/01/04 ........................      1,840,000               1,987,200
Sanmina Corp.
  5.5% Conv., 08/15/02+ .......................      1,265,000               3,893,037
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ .......................      1,590,000               2,563,875
Solectron Corp.
  6.0% Conv., 03/01/06+ .......................      1,445,000               1,954,362
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .......................        300,000                 298,500
                                                                           -----------
                                                                            16,393,362
                                                                           -----------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ........................        375,000                 474,375
 5.75% Conv. Sub. Note,
  10/01/06+ ...................................      1,605,000               2,030,325
                                                                           -----------
                                                                             2,504,700
                                                                           -----------
  TOTAL TECHNOLOGY (1.0%) .....................                             18,898,062
                                                                           -----------
TOTAL LONG-TERM DEBT SECURITIES (41.5%)
  (Amortized Cost $761,102,206)................                            782,948,830
                                                                           -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                                 PRINCIPAL          VALUE
                                                   AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Corp.
  5.28%, due 08/28/98 .....................    $  4,175,070       $  4,139,828
Suntrust Banks, Inc.:
 5.51%, due 07/17/98 ......................       3,517,131          3,508,533
 5.52%, due 07/27/98 ......................      20,099,501         20,019,662
                                                                --------------
  TOTAL BANKERS' ACCEPTANCES (1.5%)                                 27,668,023
                                                                --------------
COMMERCIAL PAPER
Bankers Trust New York Corp.
  5.52%, due 08/06/98 .....................       2,194,163          2,182,117
Barton Capital Corp.
  1.05%, due 07/01/98 .....................      28,531,000         28,526,840
Dresdner Bank AG
  6.0%, due 07/01/98 ......................      26,400,000         26,400,000
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 .....................      17,000,000         16,889,925
UBS Finance Delaware, Inc.
  5.55%, due 08/10/98 .....................      25,000,000         24,846,666
                                                                --------------
  TOTAL COMMERCIAL PAPER (5.2%)                                     98,845,548
                                                                --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
 5.85%, due 07/01/98 ......................      19,000,000         19,000,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 ......................      15,000,000         14,988,333



-------------------------------------------------------------------------------
                                                 PRINCIPAL          VALUE
                                                   AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
  5.51%, due 07/21/98 .....................   $  7,680,000       $  7,656,491
  5.48%, due 07/29/98 .....................     11,000,000         10,953,286
                                                                --------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (2.8%) ......................                        52,598,110
                                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.5%)
 (Cost $179,111,681) ......................                       179,111,681
                                                                --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost $1,616,088,236)
                                                                 1,872,124,463
OTHER ASSETS
  LESS LIABILITIES (0.7%) .................                         13,742,248
                                                                --------------
NET ASSETS (100.0%) .......................                     $1,885,866,711
                                                                ==============


-------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ............................................................    0.1%
Canada ...............................................................    0.1
France ...............................................................    1.0
Germany ..............................................................    0.7
Japan ................................................................    1.3
Latin America ........................................................    0.1
Netherlands ..........................................................    0.7
Scandinavia ..........................................................    0.6
Southeast Asia .......................................................    0.3
Spain ................................................................    0.6
Switzerland ..........................................................    0.7
United Kingdom .......................................................    2.2
United States** ......................................................   90.6
Other European Countries .............................................    1.0
                                                                        -----
                                                                        100.0%
                                                                        =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 9.6%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $36,311,306 or 1.9% of net assets.
(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.6%)
AGA AB (A Shares) ...................         3,400          $       53,278
Akzo Nobel N.V. .....................         6,000               1,334,383
Bayer AG ............................        25,400               1,311,195
Georgia Gulf Corp. ..................       292,000               6,661,250
GP Batteries International Ltd. .....       180,000                 328,144
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......         5,750                   2,995
Imperial Chemical Industries
  PLC ...............................        15,000                 240,982
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR) +               50,000                  41,765
Ishihara Sangyo Kaisha Ltd.* ........        40,000                  55,403
Johnson Matthey PLC .................        25,000                 224,616
L'Air Liquide .......................         2,289                 378,566
Linde AG ............................           100                  70,141
Rhodia SA* ..........................        10,300                 287,157
Royal Group Technologies Ltd.*.......        10,000                 288,811
Solvay Et Cie Societe Anonyme .......         1,200                  95,110
Sumitomo Chemical Co. Ltd. ..........        28,000                  86,452
Toray Industries, Inc. ..............        29,000                 150,628
UBE Industries Ltd. .................        14,000                  18,179
                                                             --------------
                                                                 11,629,055
                                                             --------------
CHEMICALS--SPECIALTY (0.1%)
Kyowa Hakko Kogyo Co. ...............         8,000                  31,741
NGK Insulators ......................         6,000                  52,157
SGL Carbon AG + .....................        15,000               1,754,921
UCAR International, Inc.* ...........         5,000                 145,938
                                                             --------------
                                                                  1,984,757
                                                             --------------
METALS & MINING (0.3%)
Bethlehem Steel Corp.* ..............       330,000               4,104,375
Degussa AG ..........................         2,500                 154,006
Granges AB ..........................           550                  10,066
Great Central Mines Ltd. ............        75,000                  71,610
Japan Energy Corp. ..................        19,000                  20,149
Randgold Resources Ltd.
  (GDR)*+ ...........................         7,600                  40,888
Rio Tinto Ltd. ......................         5,800                  69,043
Rio Tinto PLC .......................        27,615                 311,291
Sons of Gwalia Ltd. .................        25,229                  62,567
Toho Titanium .......................        47,000                 366,181
WMC Ltd. ............................        40,700                 122,637
                                                             --------------
                                                                  5,332,813
                                                             --------------
PAPER (0.3%)
Amcor Ltd. ..........................         8,900                  39,013
Enso Oyj (R Shares) .................        30,000                 324,484
Grupo Industrial Durango
  (ADR)* ............................        12,000                 106,500
Jefferson Smurfit Corp.* ............        79,300               1,246,497
Mayr-Melnhof Karton AG ..............        22,000               1,438,305
Nippon Paper Industries Co. .........         2,000                   8,339
Stone Container Corp.* ..............       123,000               1,921,875
Svenka Cellulosa (Series B) .........         3,200                  82,838
UPM-Kymmene Oyj .....................         3,292                  90,668
                                                             --------------
                                                                  5,258,519
                                                             --------------

-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
STEEL (0.0%)
Broken Hill Proprietary Co. Ltd.             50,000          $      423,151
Kawasaki Steel Corp. ................        54,000                  97,388
Nippon Steel Corp. ..................       191,000                 336,200
NKK Corp. ...........................        85,000                  81,554
Sumitomo Metal Industries ...........       254,000                 408,614
                                                             --------------
                                                                  1,346,907
                                                             --------------
  TOTAL BASIC MATERIALS (1.3%) ......                            25,552,051
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        21,600                 446,731
Daiseki Co. Ltd. ....................         3,400                  20,113
Matsuda Sangyo Co. Ltd. .............         9,000                  69,470
Powerscreen International PLC .......       160,000                 240,481
Rentokil Initial PLC ................       160,000               1,151,637
Tomra Systems ASA ...................        95,000               2,850,620
Waste Management, Inc. ..............       194,200               6,797,000
                                                             --------------
                                                                 11,576,052
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (4.3%)
British Sky Broadcasting Group
  PLC ...............................        50,476                 362,891
Cablevision Systems Corp.
  (Class A)* ........................        92,000               7,682,000
CBS Corp. ...........................       604,250              19,184,938
Comcast Corp. (Class A) SPL .........       155,000               6,292,031
Dai Nippon Printing Co. Ltd. ........        19,000                 303,600
Donnelley (R.R.) & Sons Co. .........        39,800               1,820,850
Elsevier N.V. .......................        66,445               1,003,227
Gannett Co. .........................        78,100               5,549,981
Havas ...............................           200                  16,966
Liberty Media Group (Class A)*              379,050              14,711,878
Mediaset Spa ........................       150,000                 957,734
News Corp. Ltd. (ADR) ...............        59,900                 489,480
Nippon Television Network
  Corp. .............................         1,450                 420,502
Pegasus Communications Corp.
  (Class A)* ........................         1,128                  26,508
Reed International PLC ..............       120,000               1,086,172
Schibsted ASA .......................        14,000                 235,616
Seat Spa* ...........................     2,800,000               1,890,987
Star Publications BHD ...............        20,000                  16,770
Takara Printing Co. .................         8,000                  28,740
Tele-Communications, Inc.
  (Class A)* ........................       383,000              14,721,563
Tele-Communications
  International, Inc.* ..............        44,700                 898,191
Tokyo Broadcasting System, Inc.              81,000                 905,713
Toppan Printing Co. .................         7,000                  74,939
Viacom, Inc. (Class B)* .............        70,000               4,077,500
                                                             --------------
                                                                 82,758,777
                                                             --------------
PROFESSIONAL SERVICES (0.2%)
Adecco SA* ..........................           275                 124,101
Adecco SA--Rights (expire
  07/02/98)* ........................           275                       0
Alvern Norway ASA* ..................        75,000                  92,955
Apcoa Parking AG ....................         3,000                 216,246
Content Beheer N.V.+ ................        50,000               1,709,045

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Meitec ..............................      22,600            $      782,571
Secom Co. ...........................       2,000                   115,568
WPP Group PLC .......................     200,000                 1,311,790
                                                             --------------
                                                                  4,352,276
                                                             --------------
TRUCKING, SHIPPING (0.7%)
Brambles Industries Ltd. ............      80,000                 1,571,827
Frontline Ltd.* .....................   1,305,400                   851,533
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................      76,080                         0
Irish Continental Group PLC .........      30,000                   481,723
Knightsbridge Tankers Ltd. ..........     110,700                 2,961,225
Marine Transport Corp.* .............      67,790                   275,397
Mitsui O.S.K. Lines Ltd. ............      19,000                    32,347
Nippon Yusen K.K. ...................      13,000                    44,077
OMI Corp.* ..........................     677,900                 5,423,200
Peninsular & Oriental Steam
  Navigation Co. ....................      10,466                   150,838
Yamato Transport Co. Ltd. ...........      34,000                   381,402
                                                             --------------
                                                                 12,173,569
                                                             --------------
  TOTAL BUSINESS SERVICES (5.8%).....                           110,860,674
                                                             --------------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................     120,000                   919,840
Rolls-Royce PLC .....................      22,528                    93,114
                                                             --------------
                                                                  1,012,954
                                                             --------------
BUILDING & CONSTRUCTION (0.1%)
ABB AG* .............................         200                   295,573
CSR Ltd. ............................      16,900                    48,828
Daito Trust Construction Co.
  Ltd. ..............................      17,200                   130,284
Hochtief AG .........................       1,500                    71,943
ITC Corp. Ltd. ......................     493,200                     2,483
Japan Industrial Land
  Development .......................      19,000                    31,525
Kaneshita Construction ..............      26,000                   135,421
MacMahon Holdings Ltd. ..............     600,000                   161,820
Mancon BHD ..........................      47,999                     4,395
Metacorp BHD* .......................      10,000                     2,891
Mitsui Home Co. Ltd. ................      20,000                    89,597
Nanno Construction Co. Ltd. .........      23,000                    31,525
Nippon Denwa Shisetsu ...............      20,000                    67,090
Nishimatsu Construction Co. .........       4,000                    19,622
Obayashi Corp. ......................      12,000                    50,902
Ohmoto Gumi Co. Ltd. ................      12,000                    69,254
Oriental Construction Co. ...........       4,000                    19,795
PS Corp. ............................      26,600                   108,611
Sanyo Engineering &
  Construction Co. ..................       9,000                    34,151
Sho-Bond Corp. ......................      48,000                   876,064
Skanska AB (Series B) ...............       1,620                    72,704
Suido Kiko Kaisha ...................       8,000                    21,353
Toda Corp. ..........................      25,000                   100,094
United Engineers Malaysia BHD              11,000                     4,479
Wesco, Inc. .........................       4,300                    11,477
YTL Corp. BHD .......................      16,500                    12,404
                                                             --------------
                                                                  2,474,285
                                                             --------------

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Blue Circle Industries PLC ..........      13,338            $       75,399
BPB PLC .............................      90,000                   545,591
Chichibu Onoda Cement Co. ...........      11,000                    19,918
Cie de St. Gobain ...................       3,150                   583,902
Dahl International AB+ ..............      36,000                   663,407
Fujikura Ltd. .......................     132,000                   588,487
Furukawa Electric Co. ...............      13,000                    43,796
Heidelberg Zement AG ................       1,100                   104,297
Holderbank Financiere Glaris
  AG ................................          80                   101,867
Lafarge SA ..........................       6,000                   620,091
Martin Marietta Materials, Inc. .....     201,200                 9,054,000
Nichiha Corp. .......................      54,900                   324,362
Portland Valderrivas SA .............       4,400                   539,133
Rexam PLC ...........................      13,121                    57,246
RMC Group PLC .......................       4,518                    78,393
Unidare PLC* ........................     229,900                   834,623
Wolseley PLC ........................      10,088                    59,302
                                                             --------------
                                                                 14,293,814
                                                             --------------
ELECTRICAL EQUIPMENT (1.3%)
Alcatel Alsthom .....................       6,000                 1,221,331
Daikin Industries Ltd. ..............       5,000                    32,246
General Electric Co. ................     235,000                21,385,000
General Electric Co. PLC ............      61,328                   528,990
Kinden Corp. ........................       5,000                    60,597
Mabuchi Motor Co. ...................       1,400                    88,876
Schneider SA ........................       2,250                   179,368
Siemens AG ..........................      14,750                   898,004
Sumitomo Electric Industries ........      31,000                   313,757
                                                             --------------
                                                                 24,708,169
                                                             --------------
MACHINERY (1.5%)
AlliedSignal, Inc. ..................     141,800                 6,292,375
Amada Co. Ltd. ......................       5,000                    24,347
Asahi Diamond Industry Co.
  Ltd. ..............................      20,000                    90,175
Cie Generale de Geophysique
  SA (ADR)* .........................      84,000                 2,467,500
Coltec Industries, Inc.* ............      37,100                   737,362
Construcciones y Auxiliar de
  Ferrocarrites SA ..................       3,000                   117,379
Ebara Corp. .........................       5,000                    44,510
Enshu* ..............................      38,000                    65,791
Fanuc Ltd. ..........................       5,900                   204,300
IHC Caland N.V. .....................      14,000                   788,374
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............      62,000                   113,158
Kalmar Industries AB+ ...............      16,050                   241,444
Kawasaki Heavy Industries Ltd. ......     112,000                   226,230
Keyence Corp. .......................      10,200                 1,111,095
Mitsubishi Heavy Industries Ltd.          130,000                   491,415
Mori Seiki Co. Ltd. .................       8,000                    98,052
Namura Shipbuilding .................       8,000                    18,814
Nireco ..............................       9,000                    44,149
Nitta Corp. .........................      38,600                   247,829
Nitto Kohki Co. Ltd. ................       5,180                    56,015
Rofin-Sinar Technologies, Inc.* .....      18,000                   319,500

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
SMC Corp. ............................        21,200          $    1,613,476
Sodick Co.* ..........................       110,000                 317,415
Thai Engine Manufacturing
  Public Co. Ltd.* ...................       100,000                  34,953
Vestas Wind Systems A/S* .............         6,450                 254,865
United Technologies Corp. ............       145,700              13,477,250
                                                              --------------
                                                                  29,497,773
                                                              --------------
  TOTAL CAPITAL GOODS (3.8%) .........                            71,986,995
                                                              --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
British Airways PLC ..................        45,000                 487,350
Cathay Pacific Airways ...............        41,000                  28,840
Japan Air Lines Co.* .................        24,000                  66,830
Lufthansa AG .........................        20,000                 502,356
Quantas Airways Ltd. .................        40,000                  60,264
Virgin Express Holdings PLC
  (ADR)* .............................        20,000                 258,750
                                                              --------------
                                                                   1,404,390
                                                              --------------
APPAREL, TEXTILE (0.4%)
Carli Gry International A/S ..........        20,000               1,615,485
King Co. .............................        47,000                  66,116
PT Great River International .........     1,709,000                  43,449
Teijin Ltd. ..........................        18,000                  54,538
Tommy Hilfiger Corp.* ................        86,000               5,375,000
                                                              --------------
                                                                   7,154,588
                                                              --------------
AUTO RELATED (0.4%)
Asahi Glass Co. Ltd. .................         5,000                  27,052
Bridgestone Corp. ....................        22,000                 520,560
Dana Corp. ...........................       100,000               5,350,000
Denso Corp. ..........................        30,000                 497,764
Michelin (CGDE), (Class B) ...........         8,000                 461,678
Minebea Co. Ltd. .....................        88,000                 876,699
Toyoda Gosei .........................        32,000                  93,493
                                                              --------------
                                                                   7,827,246
                                                              --------------
AUTOS & TRUCKS (0.7%)
Daimler-Benz AG ......................        23,950               2,350,513
Fiat Spa .............................        74,250                 325,106
Harley-Davidson, Inc. ................       242,200               9,385,250
Honda Motor Co. Ltd. .................        16,000                 570,192
Perusahaan Otomobil Nasional .........         9,000                   5,747
Peugeot SA ...........................           700                 150,475
                                                              --------------
                                                                  12,787,283
                                                              --------------
FOOD SERVICES, LODGING (0.3%)
Accor SA .............................         7,000               1,958,495
Choice Hotels Scandinavia ASA*                40,000                 120,026
Compass Group PLC ....................       325,200               3,741,864
Fujita Kanko, Inc. ...................         3,000                  24,455
QPQ Corp.--Warrants (expire
  09/22/98)* .........................        16,400                      64
Restaurant Brands New Zealand
  Ltd.+ ..............................       300,000                 144,955
Sanyo Pax Co. Ltd. ...................        33,000                 188,068
Thistle Hotels PLC+ ..................       130,000                 475,451
                                                              --------------
                                                                   6,653,378
                                                              --------------

-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.4%)
Elamex S.A. de C.V.* .................      70,000            $      415,625
Electrolux B .........................       5,500                    94,459
Industrie Natuzzi Spa (ADR) ..........      30,000                   780,000
Philips Electronics N.V. .............       2,680                   225,387
Sony Corp. ...........................      12,000                 1,034,483
Steelcase, Inc. (Class A) ............     170,900                 4,443,400
Toto Ltd. ............................       5,000                    30,407
                                                              --------------
                                                                   7,023,761
                                                              --------------
LEISURE RELATED (2.2%)
Canal Plus ...........................       6,280                 1,173,444
Carnival Corp. (Class A) .............     236,000                 9,351,500
Cendant Corp.* .......................     151,000                 3,152,125
Cinar Films, Inc. (Class B)* .........      28,000                   546,000
Cyrk, Inc.* ..........................     310,600                 3,416,600
Disney (Walt) Co. ....................      54,400                 5,715,400
EMI Group PLC ........................      30,000                   262,525
Granada Group PLC ....................      25,587                   470,890
Hoyts Cinemas Group+ .................     500,000                   651,001
Imagineer Co. Ltd. ...................      11,400                    57,567
KTM Motorradholding AG ...............      10,000                   779,804
Mirage Resorts, Inc.* ................     306,400                 6,530,150
Nelvana Ltd.* ........................      18,000                   390,812
Nintendo Co. Ltd. ....................       8,400                   778,676
Nippon Broadcasting System ...........      24,000                 1,012,841
Resorts World BHD ....................      24,000                    26,369
Royal Caribbean Cruises Ltd. .........      82,400                 6,550,800
Sega Enterprises Ltd. ................       2,000                    34,555
SHIMANO, INC. ........................      12,000                   304,718
Swatch Group AG ......................         100                    77,324
Tag Heuer International SA
  (ADR) ..............................      50,200                   470,625
Thomson Travel Group PLC* ............     190,000                   593,353
Toei Co. Ltd. ........................      32,000                   100,880
Toho Co. .............................         400                    42,130
Tokyo Dome Corp. .....................       3,000                    16,231
Tourism Holdings Ltd.* ...............      70,000                    40,005
                                                              --------------
                                                                  42,546,325
                                                              --------------
PHOTO & OPTICAL (0.2%)
Fuji Photo Film Co. ..................      36,000                 1,254,364
Gretag Imaging Group* ................      21,000                 2,015,900
Noritsu Koki Co. Ltd. ................      40,400                   903,477
                                                              --------------
                                                                   4,173,741
                                                              --------------
RETAIL--GENERAL (4.7%)
Abercrombie & Fitch Co.
  (Class A)* .........................     100,802                 4,435,266
Aldeasa SA ...........................      36,600                 1,307,910
BAA PLC ..............................      40,000                   432,198
Boots Co. PLC ........................      35,540                   589,366
Daiei, Inc. ..........................      14,000                    32,824
Dayton Hudson Corp. ..................     277,600                13,463,600
Dixons Group PLC .....................     160,000                 1,277,221
Doshisha Co. .........................       7,000                    29,743
Eiden Sakakiya Co. Ltd. ..............      21,000                    81,049
Genesis Direct, Inc.* ................     192,300                 2,139,337
Great Universal Stores PLC ...........      39,213                   517,339
Harvey Nichols PLC ...................      30,600                   119,068

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Hennes & Mauritz AB
  (B Shares) .......................         2,500          $      159,521
Homac Corp. ........................         3,100                  26,836
Home Depot, Inc. ...................        82,000               6,811,125
Home Wide Corp. ....................        16,000                  58,866
Isetan Co. .........................        13,000                 108,787
Japan Airport Terminal Co. Ltd.             66,000                 366,614
K-Mart Corp.* ......................       406,000               7,815,500
Karstadt AG ........................           150                  72,526
Kohl's Corp.* ......................       184,500               9,570,937
Kokuyo Co. Ltd. ....................        11,000                 186,481
Koninklijke Ahold N.V. .............         5,367                 172,363
Limited, Inc. ......................       335,625              11,117,578
Marks & Spencer PLC ................        90,055                 820,391
Marui Co. Ltd. .....................         7,000                 104,530
Metro AG ...........................         2,280                 138,431
Metro AG--Rights* ..................         2,280                       0
Paris Miki, Inc. ...................        41,900                 550,425
Pinault Printemps ..................           600                 502,026
Proffitt's, Inc.* ..................       167,400               6,758,775
Sato Corp. .........................        52,600                 859,465
Smith (W.H.) Group PLC .............        63,000                 559,719
Smith (W.H.) Group PLC
  (B Shares)* ......................        70,000                  62,542
Sriwani Holdings BHD ...............       240,000                  52,623
Staples, Inc.* .....................       331,700               9,598,569
S.T. Dupont*+ ......................        29,100                 318,548
Swank International
  Manufacturing Co.* ...............       300,000                  32,525
Takihyo Co. Ltd. ...................        13,000                  58,145
Tandy Corp. ........................       142,000               7,534,875
Warehouse Group Ltd. ...............       140,000                 247,306
                                                            --------------
                                                                89,090,950
                                                            --------------
  TOTAL CONSUMER CYCLICALS (9.4%)                              178,661,662
                                                            --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.2%)
Asahi Breweries Ltd. ...............         8,000                 100,995
Cadbury Schweppes PLC ..............        18,792                 291,075
Carlsberg `A' ......................           900                  65,493
Coca-Cola Amatil Ltd. ..............         2,000                  13,392
Coca-Cola Co. ......................       185,200              15,834,600
Coca-Cola Enterprises, Inc. ........        72,500               2,845,625
Diageo PLC .........................       164,160               1,946,453
Kirin Brewery Co. ..................         8,000                  75,602
Louis Dreyfus Citrus ...............        38,000               1,269,285
Panamerican Beverages, Inc. ........        18,000                 565,875
Quilmes Industrial Quins (ADR)              18,000                 175,500
                                                            --------------
                                                                23,183,895
                                                            --------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............        67,000               2,998,250
Sealed Air Corp.* ..................        25,500                 937,125
Toyo Seikan Kaisha .................         3,000                  36,791
                                                            --------------
                                                                 3,972,166
                                                            --------------
DRUGS (4.0%)
Astra AB (A Shares) ................        25,000                 510,844
Bristol-Myers Squibb Co. ...........        92,900              10,677,694
Centocor, Inc.* ....................       247,000               8,953,750
Daiichi Pharmaceutical Co. .........         5,000                  66,008
Eisai Co. Ltd. .....................         5,000                  68,172


-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Glaxo Wellcome PLC .................        66,706          $    2,004,076
Merck & Co., Inc. ..................        89,700              11,997,375
Novartis AG ........................           500                 832,619
Novo-Nordisk A/S (B Shares) ........         5,000                 689,856
Orion-Yhtyma Oyj (B Shares)* .......        71,000               2,188,580
Pfizer, Inc. .......................       166,000              18,042,125
Roche Holding AG
  Genusssheine .....................           150               1,474,071
Sankyo Co. Ltd. ....................       121,000               2,758,332
Sanofi SA ..........................         9,800               1,152,179
Santen Pharmaceutical Co. Ltd. .....       110,000               1,205,382
Schering AG ........................         1,250                 147,422
Schering Plough Corp. ..............       104,300               9,556,487
Smithkline Beecham PLC .............       100,000               1,221,610
Taisho Pharmaceutical Co. ..........         4,000                  74,737
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        74,000               1,542,779
Zeneca Group PLC ...................        30,000               1,288,577
                                                            --------------
                                                                76,452,675
                                                            --------------
FOODS (1.7%)
Ajinomoto Co., Inc. ................         9,000                  78,885
Barry Callebaut AG* ................         8,500               1,833,806
Campbell Soup Co. ..................       151,000               8,021,875
Fyffes PLC .........................     1,000,000               2,429,557
Groupe Danone ......................         2,100                 578,867
Karlshamns AB+ .....................        53,800                 728,394
Koninklijke Numico N.V. ............        19,000                 595,239
Nestle SA ..........................           930               1,991,674
Nippon Meat Packers, Inc. ..........         4,000                  49,026
Nissin Food Products Co. ...........         3,000                  53,780
Nutreco Holding N.V. ...............        28,600               1,001,485
Oie Sangyo Co. Ltd. ................         6,000                  21,685
Rite Aid Corp. .....................       245,000               9,202,813
Shriram Industrial Enterprises
  Ltd. (GDR)+ ......................        28,800                  43,200
Tingyi Holdings Corp.* .............       480,000                  29,427
Tyson Foods, Inc. ..................       235,900               5,116,081
Yamakazi Baking Co. ................         4,000                  35,493
                                                            --------------
                                                                31,811,287
                                                            --------------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Columbia/HCA Healthcare Corp.              584,000              17,009,000
Medtronic, Inc. ....................       202,900              12,934,875
NIC Corp. ..........................         4,000                  26,547
United HealthCare Corp. ............        94,800               6,019,800
                                                            --------------
                                                                35,990,222
                                                            --------------
RETAIL--FOOD (0.3%)
Familymart Co. .....................        30,700               1,169,355
Food Lion, Inc. (Class A) ..........       300,000               3,187,500
Jusco Co. ..........................         9,000                 165,236
McBride PLC ........................        60,000                 171,844
Santa Isabel S.A. (ADR) ............         3,324                  36,564
Seven-Eleven Japan Co. Ltd. ........        18,900               1,126,201
Tesco PLC ..........................        71,199                 695,581
                                                            --------------
                                                                 6,552,281
                                                            --------------
SOAPS & TOILETRIES (1.8%)
Avon Products, Inc. ................       146,800              11,377,000
BIC ................................         1,200                  85,325
Estee Lauder Companies
  (Class A) ........................        74,500               5,191,719

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Gillette Co. .........................   220,400              $   12,493,925
Kao Corp. ............................    70,000                   1,080,652
L'Oreal ..............................     2,455                   1,365,219
Unilever N.V. CVA ....................    15,160                   1,203,376
Unilever PLC .........................   102,420                   1,091,248
                                                              --------------
                                                                  33,888,464
                                                              --------------
TOBACCO (1.2%)
Imperial Tobacco Group PLC ...........   127,000                     937,442
Japan Tobacco, Inc. ..................        90                     609,652
Philip Morris Cos., Inc. .............   458,500                  18,053,438
RJ Reynolds BHD ......................    80,000                     110,837
Rothmans of Pall Mall BHD ............     6,000                      41,564
Swedish Match AB .....................   332,307                   1,103,941
Tabacalera SA-A ......................    80,000                   1,638,083
                                                              --------------
                                                                  22,494,957
                                                              --------------
  TOTAL CONSUMER NONCYCLICALS (12.3%)                            234,345,947
                                                              --------------
CREDIT SENSITIVE
BANKS (3.7%)
ABN Amro Holding N.V. ................    26,124                     611,569
Ahmanson (H.F.) & Co. ................    60,000                   4,260,000
Akita Bank ...........................    27,000                     118,814
Asahi Bank Ltd. ......................    34,000                     149,618
Banca Commerciale Italiana ...........    35,000                     209,387
Banca Nazionale del Lavoro
  (BNL)* .............................    10,000                     264,513
Banco Bilbao Vizcaya SA ..............    19,392                     995,207
Banco Central
  Hispanoamericano SA ................    20,000                     628,627
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)           15,000                     461,250
Banco Santander SA ...................    26,442                     676,784
BankAmerica Corp. ....................    48,500                   4,192,219
Bank Austria AG ......................       920                      74,851
Bank of Scotland .....................    80,000                     896,460
Bank of Tokyo-Mitsubishi Ltd. ........    88,000                     932,564
Banque Nationale de Paris ............     4,450                     363,506
Barclays PLC .........................    50,000                   1,442,886
Chase Manhattan Corp. ................   240,000                  18,120,000
Corporacion Bancaria de
  Espana SA ..........................    80,000                   1,794,588
Credit Suisse Group ..................     6,700                   1,491,885
Credito Italiano Spa .................    70,000                     366,576
Dai-Ichi Kangyo Bank Ltd. ............   110,000                     646,732
Deutsche Bank AG .....................    13,300                   1,127,200
Dresdner Bank AG .....................     2,900                     156,457
Forenings Sparbanken AB
  (A Shares) .........................     5,200                     156,450
Fuji Bank Ltd. .......................    63,000                     281,323
Grupo Financiero Banorte
  (Class B)* .........................    22,500                      24,326
Hang Seng Bank .......................    58,000                     327,878
HSBC Holdings PLC ....................    20,000                     484,970
HSBC Holdings PLC (H.K.$) ............    20,000                     489,158
Istituto Mobiliare Italiano ..........    10,000                     157,582
Lloyds TSB Group PLC .................   167,866                   2,350,629
Malayan Banking BHD ..................    58,000                      58,416
Mediobanca Spa .......................    10,000                     126,910
Mitsubishi Trust & Banking
  Corp. ..............................    28,000                     238,147
National Australia Bank Ltd. .........    55,400                     731,614


-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
National Westminster Bank PLC             10,000              $      178,858
NationsBank Corp. ....................   136,800                  10,465,200
Paribas* .............................     2,750                     294,212
Sakura Bank Ltd. .....................    82,000                     212,956
Shizuoka Bank Ltd. ...................    10,000                     107,488
Skandinaviska Enskilda Banken
  (Series A) .........................    86,720                   1,483,926
Societe Generale .....................     5,000                   1,039,272
State Street Corp. ...................    89,800                   6,241,100
Sumitomo Bank Ltd. ...................    73,000                     710,936
Svenska Handelbanken
  (Series A) .........................     3,100                     143,788
Toho Bank ............................    49,000                     196,891
UBS AG--Registered* ..................       850                     316,290
United Overseas Bank Ltd. ............    10,000                      31,074
Zions Bancorp. .......................    71,000                   3,771,875
                                                              --------------
                                                                  70,602,962
                                                              --------------
FINANCIAL SERVICES (3.5%)
Abbey National PLC ...................    14,314                     254,583
Aiful Corp. ..........................    29,500                   1,440,737
Amvescap PLC .........................    90,000                     879,259
Associates First Capital Corp.
  (Class A) ..........................   155,400                  11,946,375
CMAC Investment Corp. ................   100,000                   6,150,000
CMIC Finance & Securities
  Public Co. Ltd.* ...................   200,000                           0
Credit Saison Co. ....................   133,600                   2,650,411
Daiwa Securities Co. Ltd. ............    19,000                      81,828
Groupe Bruxelles Lambert SA ..........       450                      90,798
Hong Leong Finance Ltd. ..............    40,000                      32,672
JCG Holdings Ltd. ....................    60,000                      16,649
MBNA Corp. ...........................   497,600                  16,420,800
Merrill Lynch & Co., Inc. ............    72,100                   6,651,225
Morgan Stanley Dean Witter
  & Co. ..............................   145,500                  13,295,063
Newcourt Credit Group, Inc. ..........    97,200                   4,781,025
Nichiei Co. Ltd. .....................    19,800                   1,348,377
Nomura Securities Co. ................    61,000                     710,684
Sanyo Shinpan Finance Co. Ltd. .......     4,800                     169,672
Schroders PLC ........................     5,813                     150,069
Takefuji Corp. .......................     2,660                     122,811
                                                              --------------
                                                                  67,193,038
                                                              --------------
INSURANCE (5.4%)
Aegon N.V. ...........................    22,000                   1,915,113
Allianz AG ...........................     9,000                   2,969,226
ASR Verzekeringsgroep N.V. ...........    22,900                   1,943,904
Assicurazioni Generali ...............    25,288                     822,605
CNA Financial Corp.* .................    84,900                   3,953,156
Commercial Union PLC .................    21,787                     406,783
Corporacion Mapfre ...................    39,400                   1,382,276
Fortis AG ............................       740                     188,877
Fortis Amev N.V. .....................    17,000                     995,770
GIO Australia Holdings Ltd. ..........   200,000                     513,857
ING Groep N.V. .......................    30,000                   1,965,278
Istituto Naz Delle Assicurazioni .....    60,000                     170,526
Koa Fire & Marine Insurance
  Co. Ltd. ...........................    10,000                      38,523
Legal & General Group PLC ............    23,090                     246,594
Life Re Corp. ........................   232,800                  19,089,600
MGIC Investment Corp. ................    55,300                   3,155,556

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Mitsui Marine & Fire
  Insurance Co. .....................    13,000              $     65,366
Norwich Union PLC ...................    90,000                   653,808
Pacific & Orient BHD ................   150,000                    69,755
PennCorp Financial Group, Inc. ......   131,000                 2,685,500
Providian Financial Corp. ...........   237,000                18,619,313
Prudential Corp. PLC ................    62,486                   823,859
Royal & Sun Alliance Insurance
  Group PLC .........................    49,613                   513,281
Schweizerische
  Rueckversicherungs-Gesellschaft           640                 1,619,740
SunAmerica, Inc. ....................   124,600                 7,156,712
Tokio Marine & Fire Insurance
  Co. ...............................    34,000                   349,762
Travelers Group, Inc. ...............   409,600                24,832,000
Willis Corroon Group PLC
  (ADR) .............................   387,000                 4,861,688
                                                             ------------
                                                              102,008,428
                                                             ------------
REAL ESTATE (0.6%)
Asticus AB* .........................    64,440                   710,884
British Land Co. PLC ................     8,416                    86,507
Castellum AB ........................    98,000                 1,154,820
Cheung Kong Holdings ................    93,000                   457,318
City Developments Ltd. ..............    50,000                   139,686
Daibiru Corp. .......................    17,000                   109,638
DBS Land ............................    17,000                    14,087
Diligentia AB .......................       800                     6,920
Glenborough Realty Trust, Inc. ......   165,000                 4,351,875
Land Securities PLC .................     9,978                   154,386
Lend Lease Corp. Ltd. ...............     4,100                    82,996
Mandamus AB* ........................       260                     1,630
MEPC PLC ............................     8,200                    72,168
Mitsui Fudosan ......................    20,000                   158,130
Nackebro Fastighets AB ..............       310                     5,169
New World Development Co. ...........    48,000                    92,927
Singapore Land Ltd. .................    80,000                   167,623
Sino Land Co. .......................   740,000                   257,873
Spieker Properties, Inc. ............    65,800                 2,549,750
Sumitomo Realty &
  Development Co. Ltd. ..............   137,000                   604,848
Sun Hung Kai Properties .............    48,000                   203,820
Wharf Holdings ......................    17,000                    16,785
Wharf Holdings--Warrants
  (expire 12/31/99)* ................       850                         0
                                                             ------------
                                                               11,399,840
                                                             ------------
UTILITY--ELECTRIC (1.0%)
AES Corp.* ..........................   116,800                 6,139,300
British Energy PLC ..................   120,000                 1,050,100
Cia Paranaense de Energia-Copel
  (ADR) .............................   124,000                 1,147,000
CLP Holdings LTD ....................    36,000                   164,017
Edison SPA ..........................    15,000                   120,424
Electrabel SA .......................     1,290                   365,650
Electricidade de Portugal SA ........    52,000                 1,209,315
Endesa SA ...........................    34,256                   749,455
Enersis S.A. (ADR) ..................     6,000                   146,625
Gas Y Electridad SA (Series 2) ......     5,000                   380,502
Hidroelectrica del Cantabrico .......     9,000                   410,825
Iberdrola SA ........................    90,000                 1,461,363
Kansai Electric Power Co., Inc. .....    22,400                   389,439


-------------------------------------------------------------------------------
                                        NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
National Grid Group PLC .............   160,000              $  1,079,492
National Power PLC ..................   130,000                 1,224,449
Powergen PLC (ADR) ..................     1,250                    70,469
RWE AG ..............................     8,600                   510,230
Tenaga Nasional BHD .................    85,000                   102,404
Tohoku Electric Power Co., Inc. .....    11,500                   169,654
Tractebel Investment
  International Capital .............     1,100                   161,069
Veba AG .............................    14,000                   954,810
Viag AG .............................     2,000                 1,352,925
                                                             ------------
                                                               19,359,517
                                                             ------------
UTILITY--GAS (0.0%)
Centrica PLC* .......................   100,557                   169,610
Thames Water ........................     7,439                   135,537
                                                             ------------
                                                                  305,147
                                                             ------------
UTILITY--TELEPHONE (0.4%)
British Telecommunications PLC          181,984                 2,248,967
Cable & Wireless PLC ................    53,873                   654,969
Empresas Telex-Chile S.A.
  (ADR)* ............................    14,100                    20,269
Hellenic Telecommunication
  Organization SA ...................    20,300                   520,980
Portugal Telecom SA .................     5,670                   300,635
PT Indosat (ADR) ....................     9,100                   101,237
Singapore Telecommunications
  Ltd. ..............................    66,000                    93,756
Telecom Italia Spa ..................    50,000                   368,208
Telefonica de Espana ................    32,829                 1,517,819
Telefonica del Peru S.A. (ADR) ......    32,000                   654,000
Telekom Malaysia BHD ................    56,000                    94,452
Telephone & Data Systems, Inc. ......    40,000                 1,575,000
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................    59,000                   551,650
                                                             ------------
                                                                8,701,942
                                                             ------------
  TOTAL CREDIT SENSITIVE (14.6%).....                         279,570,874
                                                             ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ..............................   125,808                   727,997
OMV AG ..............................     6,000                   803,907
                                                             ------------
                                                                1,531,904
                                                             ------------
OIL--DOMESTIC (1.0%)
Apache Corp. ........................   139,000                 4,378,500
Louis Dreyfus Natural Gas
  Corp.* ............................   214,700                 4,065,881
Tom Brown, Inc.* ....................    50,000                   940,625
USX-Marathon Group ..................   281,600                 9,662,400
                                                             ------------
                                                               19,047,406
                                                             ------------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ...........   149,481                 2,181,804
Cosmo Oil Co. Ltd. ..................    11,000                    19,838
Gulf Indonesia Resources Ltd.* ......    52,500                   603,750
Mitsubishi Oil Co.* .................     8,000                    11,254
Nippon Oil Co. Ltd. .................    22,000                    71,101
Norsk Hydro ASA .....................     2,100                    92,466
Oil Search Ltd. .....................   300,000                   453,841
Petrofina SA ........................       290                   119,015
Repsol SA ...........................    12,748                   702,449
Royal Dutch Petroleum Co. ...........    50,788                 2,817,531
Total SA--B .........................       900                   116,974
                                                             ------------
                                                                7,190,023
                                                             ------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
BJ Services Co.* ...................       112,000          $  3,255,000
Bouygues Offshore SA (ADR) .........        32,000               676,000
Canadian Fracmaster Ltd. ...........       117,800               744,480
Canadian Fracmaster Ltd.
  Installment Receipt+ .............       347,500                 1,181
Coflexip (ADR) .....................        11,000               672,375
Dresser Industries, Inc. ...........       366,200            16,135,688
Noble Drilling Corp.* ..............       429,100            10,325,219
Parker Drilling Co.* ...............       142,000             1,002,875
Stolt Comex Seaway, S.A.* ..........       157,100             3,043,812
Stolt Comex Seaway, S.A.
  (ADR)* ...........................        78,550             1,354,987
                                                            ------------
                                                              37,211,617
                                                            ------------
RAILROADS (0.0%)
East Japan Railway Co. .............            55               258,693
Tobu Railway Co. Ltd. ..............        14,000                37,065
Tokyu Corp. ........................        17,000                51,631
                                                            ------------
                                                                 347,389
                                                            ------------
  TOTAL ENERGY (3.4%) ..............                          65,328,339
                                                            ------------
TECHNOLOGY
ELECTRONICS (3.3%)
Altera Corp.* ......................       219,866             6,499,797
Austria Mikro Systeme
  International AG+ ................         1,430                96,869
Cisco Systems, Inc.* ...............       327,250            30,127,453
Electrocomponents PLC ..............         8,375                65,736
Enplas Corp. .......................         2,000                35,204
Fujimi, Inc. .......................        21,200               776,915
Hitachi Ltd. .......................        30,000               195,859
Intel Corp. ........................        66,200             4,907,075
Kyocera Corp. ......................         1,000                48,911
Micronics Japan Co. Ltd. ...........        10,000               140,672
Murata Manufacturing Co., Ltd. .....         8,000               259,703
Nikon Corp. ........................        51,000               367,176
Rohm Co. Ltd. ......................        10,000             1,027,990
Sankyo Engineering Co. .............         4,000                15,553
Solectron Corp.* ...................       216,900             9,123,356
Sterling Commerce, Inc.* ...........        75,000             3,637,500
TDK Corp. ..........................        13,000               961,261
Texas Instruments, Inc. ............        75,000             4,373,437
Tokyo Electron .....................         3,800               116,506
Yokogawa Electric Corp. ............       121,000               645,939
                                                            ------------
                                                              63,422,912
                                                            ------------
OFFICE EQUIPMENT (3.3%)
Bay Networks, Inc.* ................       180,400             5,817,900
Canon, Inc. ........................         5,000               113,620
Ceridian Corp.* ....................       381,400            22,407,250
Compaq Computer Corp. ..............       375,900            10,666,163
Dell Computer Corp.* ...............       170,000            15,778,125
Fujitsu Ltd. .......................        28,000               294,907
Oce-Van De Grinten N.V. ............         1,840                78,367
Policy Management Systems
  Corp.* ...........................       182,600             7,167,050
Ricoh Elemex Corp. .................        10,000                70,697
                                                            ------------
                                                              62,394,079
                                                            ------------
OFFICE EQUIPMENT SERVICES (1.2%)
Accugraph Corp. (Class A)* .........        15,000                12,742
Computer Sciences Corp. ............        85,000             5,440,000


-------------------------------------------------------------------------------
                                           NUMBER               VALUE
                                          OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Data Communication System Co.               21,000          $    378,733
First Data Corp. ...................       352,600            11,745,988
Fuji Soft ABC, Inc. ................        24,400               830,818
INES Corp. .........................        33,000               226,158
Mettler-Toledo International,
  Inc.* ............................        95,500             1,915,969
Misys PLC ..........................        30,000             1,705,912
Nippon System Development ..........        22,000               523,734
SAP AG .............................         1,700             1,032,160
                                                            ------------
                                                              23,812,214
                                                            ------------
TELECOMMUNICATIONS (2.8%)
Clearnet Communications, Inc.
  (Class A)* .......................       195,000             2,145,000
Corecomm, Inc.* ....................         3,600                94,500
DDI Corp. ..........................           145               505,230
Energis PLC* .......................       160,000             2,436,874
E.R.G. Limited* ....................     1,050,000               579,391
Ericsson LM (ADR) ..................        49,400             1,442,923
Filtronic Comtek PLC ...............       300,000             2,004,008
Global TeleSystems Group, Inc.*             12,000               585,000
Helsinki Telephone Corp. ...........        38,100             1,772,077
Hong Kong Telecommunications                88,800               166,758
Mannesmann AG ......................         3,500               355,337
NetCom Systems AB
  (B Shares)*+ .....................        22,000               842,547
Nextel Communications, Inc.
  (Class A)* .......................       178,300             4,435,213
SK Telecom Co. Ltd. (ADR) ..........       110,001               611,878
Spectrum Network Systems
  Ltd.*+ ...........................       300,000               148,800
Tadiran Telecommunications Ltd.             30,000               446,250
Tele-Communications TCI
  Ventures Group (Class A)* ........       450,000             9,028,125
Tellabs, Inc.* .....................       228,600            16,373,475
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..........................         1,000                10,350
Vodafone Group PLC .................       200,000             2,540,080
WorldCom, Inc.* ....................       142,789             6,916,342
                                                            ------------
                                                              53,440,158
                                                            ------------
  TOTAL TECHNOLOGY (10.6%) .........                         203,069,363
                                                            ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ............................        73,125               207,603
Crean (James) PLC--Units ...........        40,000                87,129
Damskibs AS (Class B) ..............            25               214,670
GKN PLC* ...........................        10,650               135,793
Hutchison Whampoa ..................       123,000               649,290
Industrias CH S.A. (B Shares)* .....        80,000               262,499
Lagardere S.C.A. ...................         2,100                87,403
Montedison Spa .....................        74,000                91,831
Pilkington PLC .....................        17,397                32,104
Ratin A/S-B ........................           385                81,527
Sime Darby BHD .....................       180,000               124,041
Smiths Industries ..................         5,559                77,054
Sophus Berendsen-B .................           385                15,969
Suez Lyonnaise des Eaux ............         1,000               164,531
Sumitomo Corp. .....................        22,000               105,858
Swire Pacific Ltd. (Class A) .......        50,000               188,758
Tomkins PLC ........................        80,000               434,536
Tyco International Ltd. ............       290,800            18,320,400

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
U.S. Industries, Inc. ...................  127,550               $    3,156,862
Vivendi .................................   10,850                    2,316,222
Williams Holdings PLC ...................   10,569                       67,954
                                                                 --------------
  TOTAL DIVERSIFIED (1.4%) ..............                            26,822,034
                                                                 --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (62.6%)
  (Cost $954,846,070)....................                         1,196,197,939
                                                                 --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* .....................   19,000                      988,190
                                                                 --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...................   15,800                    1,003,300
                                                                 --------------
  TOTAL BUSINESS SERVICES (0.1%)                                      1,991,490
                                                                 --------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ............................   34,700                    2,650,212
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines
  Finance Trust
  8.5% Conv. ............................   19,500                    2,478,938
                                                                 --------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ........................   16,200                    2,041,200
Village Roadshow Ltd. ...................   10,000                       14,880
                                                                 --------------
                                                                      2,056,080
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                     4,535,018
                                                                 --------------
CONSUMER NONCYCLICALS (0.1%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. ...........................   18,300                      953,887
                                                                 --------------
CREDIT SENSITIVE
BANKS (0.0%)
Bank Austria AG .........................   10,000                      812,099
                                                                 --------------
INSURANCE (0.1%)
Life Re Capital Trust II
  6.0% Conv. ............................   19,200                    1,464,000
                                                                 --------------
UTILITY--ELECTRIC (0.1%)
AES Trust I
  5.375% Conv. Series A .................   26,700                    2,082,600
                                                                 --------------
  TOTAL CREDIT SENSITIVE (0.2%) .........                             4,358,699
                                                                 --------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ..........................   18,000                    1,143,000
                                                                 --------------
TELECOMMUNICATIONS (0.5%)
ICG Communications, Inc.
  6.75% Conv. ...........................   11,600                      965,700
Intermedia
  Communications, Inc.:
 7.0% Conv.+ ............................   23,000                    1,265,000
 7.0% Conv. Series D ....................   17,700                      973,500


-------------------------------------------------------------------------------
                                           NUMBER                     VALUE
                                          OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
IXC Communications, Inc.
  6.75% Conv.+ ..........................   23,600               $    1,132,800
Mobile Telecommunications
  $2.25 Conv. ...........................   11,700                      409,500
Nextel Strypes Trust
  7.25% Conv. ...........................   54,200                    1,205,950
Nokia Oyj (A Shares) ....................   38,184                    2,810,233
WinStar Communications, Inc.
  7.0% Conv.+ ...........................   29,500                    1,596,688
                                                                 --------------
                                                                     10,359,371
                                                                 --------------
  TOTAL TECHNOLOGY (0.6%) ...............                            11,502,371
                                                                 --------------
TOTAL PREFERRED STOCKS (1.3%)
  (Cost $19,960,038) ....................                            25,991,677
                                                                 --------------

                                           PRINCIPAL
                                            AMOUNT
                                        --------------
LONG-TERM DEBT SECURITIES:

BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............   $   605,000                     645,837
P-Com, Inc.:
 4.25% Conv., 11/01/02+ .............     1,095,000                     792,506
 4.25% Conv., 11/01/02 ..............       330,000                     238,838
                                                                 --------------
                                                                      1,677,181
                                                                 --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ..............       450,000                   1,241,438
Personnel Group of America:
 5.75% Conv., 07/01/04+ .............       295,000                     375,756
 5.75% Conv., 07/01/04 ..............       280,000                     356,650
                                                                 --------------
                                                                      1,973,844
                                                                 --------------
  TOTAL BUSINESS SERVICES (0.2%).....                                 3,651,025
                                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
Coltec Industries, Inc.
  7.5%, 04/15/08+ ...................     7,540,000                   7,464,600
Orbital Sciences Corp.:
 5.0% Conv., 10/01/02 ...............        55,000                      82,500
 5.0% Conv., 10/01/02+ ..............       545,000                     817,500
                                                                 --------------
  TOTAL CAPITAL GOODS (0.4%) ........                                 8,364,600
                                                                 --------------
CONSUMER CYCLICALS
AUTO RELATED (0.4%)
Federal Mogul Corp.
  7.75%, 07/01/06 ...................     6,775,000                   6,808,875
                                                                 --------------
RETAIL--GENERAL (0.1%)
Home Depot, Inc.
  3.25% Conv. Sub. Note,
  10/01/01 ..........................       780,000                   1,431,300
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............       725,000                     557,344
                                                                 --------------
                                                                      1,988,644
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (0.5%)                                     8,797,519
                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                               PRINCIPAL              VALUE
                                                 AMOUNT              (NOTE 1)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ ............         $   620,000         $    609,925
MedImmune, Inc.:
 7.0% Conv., 07/01/03 ...............             670,000            2,157,400
 7.0% Conv. Sub. Note,
  07/01/03+ .........................             400,000            1,288,000
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00 ..............             590,000              766,263
 4.25% Conv., 05/31/00+ .............             460,000              597,425
                                                                  ------------
                                                                     5,419,013
                                                                  ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............             495,000              553,781
Beckman Coulter, Inc.
  7.45%, 03/04/98+ ..................           3,850,000            3,921,995
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........             925,000              111,000
RES-Care, Inc.
  6.0% Conv., 12/01/04+ .............             820,000              938,900
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............             395,000              438,450
                                                                  ------------
                                                                     5,964,126
                                                                  ------------
MEDIA & CABLE (0.7%)
Time Warner, Inc.
  9.125%, 01/15/13 ..................          10,250,000           12,474,762
                                                                  ------------
  TOTAL CONSUMER NONCYCLICALS (1.3%)                                23,857,901
                                                                  ------------
CREDIT SENSITIVE
BANKS (0.8%)
Fuji Bank Ltd.
  9.87%, 12/31/49+ ..................           7,000,000            6,151,250
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 .............              20,800                2,313
St. George Bank Ltd.
  7.15%, 10/15/05+ ..................           9,525,000            9,885,712
                                                                  ------------
                                                                    16,039,275
                                                                  ------------
FINANCIAL SERVICES (0.7%)
Corp Andina de Fomento
  7.25%, 03/01/07 ...................          11,300,000           11,338,533
RAC Financial Group, Inc.:
 7.25% Conv., 08/15/03 ..............             205,000              484,953
 7.25% Conv. Sub. Note,
  08/15/03+ .........................             505,000            1,194,641
                                                                  ------------
                                                                    13,018,127
                                                                  ------------
MORTGAGE RELATED (6.5%)
Federal Home Loan
  Mortgage Corp.:
 7.0%, 09/01/11 .....................           8,108,292            8,252,725
 7.0%, 01/01/12 .....................           3,860,351            3,929,116
Federal National Mortgage
  Association:
 6.5%, 01/01/11 .....................             757,311              761,568
 6.0%, 04/01/11 .....................          10,465,454           10,347,666
 6.5%, 09/01/11 .....................           7,409,467            7,451,108
 7.0%, 05/01/26 .....................           8,817,488            8,941,418
 7.0%, 08/01/26 .....................           2,050,314            2,079,131
 7.0%, 09/01/27 .....................           3,333,450            3,380,301
 7.0%, 01/01/28 .....................          18,812,101           19,076,505


-------------------------------------------------------------------------------
                                               PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------
Government National Mortgage
  Association:
 7.5%, 12/15/25 .....................         $ 1,846,687         $  1,896,899
 7.5%, 01/15/27 .....................           1,865,446            1,916,167
 7.5%, 04/15/27 .....................           1,882,683            1,933,873
 7.5%, 05/15/27 .....................           1,828,447            1,878,162
 7.5%, 06/15/27 .....................           1,876,183            1,928,359
 7.0%, 07/15/27 .....................           3,859,581            3,919,906
 7.5%, 09/15/27 .....................           1,835,483            1,885,390
 7.5%, 11/15/27 .....................           1,870,471            1,921,329
 7.0%, 02/15/28 .....................          13,348,498           13,557,135
 6.5%, 03/15/28 .....................          17,778,543           17,734,097
 7.0%, 05/15/28 .....................          11,780,513           11,964,643
                                                                  ------------
                                                                   124,755,498
                                                                  ------------
UTILITY--ELECTRIC (0.4%)
National Grid Group PLC
  4.25% Conv., 02/17/08 .............              41,000               78,142
Texas Utilities (Series C)
  6.375%, 01/01/08 ..................           6,900,000            6,771,025
                                                                  ------------
                                                                     6,849,167
                                                                  ------------
U.S. GOVERNMENT (10.3%)
U.S. Treasury:
 6.375% Note, 05/15/99 ..............          15,925,000           16,034,484
 6.0% Note, 08/15/00 ................          34,200,000           34,520,625
 6.25% Note, 04/30/01 ...............          26,500,000           26,988,607
 6.5% Note, 08/31/01 ................          27,775,000           28,521,453
 6.5% Note, 05/31/02 ................          26,250,000           27,119,531
 6.875% Note, 05/15/06 ..............           4,100,000            4,440,813
 6.125% Bond, 11/15/27 ..............          55,610,000           59,589,618
                                                                  ------------
                                                                   197,215,131
                                                                  ------------
  TOTAL CREDIT SENSITIVE (18.7%).....                              357,877,198
                                                                  ------------
ENERGY
GAS (0.2%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ .................           3,500,000            3,494,439
                                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
  02/15/07 ..........................           1,210,000            1,400,575
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ..............             575,000              704,375
Seacor Holdings, Inc.:
  5.375% Conv., 11/15/06 ............             100,000              112,000
 5.375% Conv., 11/15/06+ ............             140,000              156,800
                                                                  ------------
                                                                     2,373,750
                                                                  ------------
  TOTAL ENERGY (0.3%) ...............                                5,868,189
                                                                  ------------
TECHNOLOGY
ELECTRONICS (0.7%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............           1,485,000            1,362,488
HNC Software, Inc.
  4.75% Conv., 03/01/03 .............             780,000              887,250
Level One Communications, Inc.:
 4.0% Conv., 09/01/04+ ..............             670,000              739,512
 4.0% Conv., 09/01/04 ...............             400,000              441,500
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ............           2,620,000            1,228,125

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                        AMOUNT          (NOTE 1)
---------------------------------------------------------------------
Photronics, Inc.
  6.0% Conv., 06/01/04 ............  $ 1,485,000      $  1,603,800
Sanmina Corp.
  5.5% Conv., 08/15/02+ ...........    1,030,000         3,169,825
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ...........    1,280,000         2,064,000
Solectron Corp.
  6.0% Conv., 03/01/06+ ...........    1,180,000         1,595,950
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ ...........      245,000           243,775
                                                    --------------
                                                        13,336,225
                                                    --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ............      270,000           341,550
 5.75% Conv. Sub. Note,
  10/01/06+ .......................    1,295,000         1,638,175
                                                    --------------
                                                         1,979,725
                                                    --------------
  TOTAL TECHNOLOGY (0.8%) .........                     15,315,950
                                                    --------------
TOTAL LONG-TERM DEBT SECURITIES (22.2%)
 (Amortized Cost $411,597,553).....                    423,732,382
                                                    --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
BankBoston Corp.
  5.47%, 07/01/98 .................    6,500,000         6,500,000
First Union National Bank
  5.52%, 07/30/98 .................   10,000,000         9,955,694
Suntrust Banks, Inc.:
 5.47%, 07/06/98 ..................    8,000,000         8,001,806
 5.47%, 07/16/98 ..................   15,144,698        15,110,244
                                                    --------------
  TOTAL BANKERS' ACCEPTANCES (2.1%)                     39,567,744
                                                    --------------
COMMERCIAL PAPER
Clipper Receivables Corp.
  5.61%, due 08/10/98 .............   35,000,000        34,783,000
Dresdner Bank AG
  6.0%, due 07/01/98 ..............    4,300,000         4,300,000
Mobil Credit Finance Corp.
  6.15%, due 07/01/98 .............   29,800,000        29,800,000
Old Line Funding Corp.
  6.3%, due 07/01/98 ..............   15,000,000        15,000,000
Rose Funding Ltd.
  5.62%, due 08/26/98 .............   22,500,000        22,305,051


--------------------------------------------------------------------
                                      PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------
Shefield Receivables Corp.
  6.35%, due 07/01/98 .............  $14,000,000  $   14,000,000
Variable Funding Capital Corp.
  5.66%, due 07/27/98 .............   23,425,000      23,329,583
                                                  ----------------
  TOTAL COMMERCIAL PAPER (7.5%)                      143,517,634
                                                  ----------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 5.85%, due 07/01/98 ..............   18,200,000      18,200,000
 5.5%, due 07/23/98 ...............    5,000,000       4,983,255
Federal National Mortgage
  Association:
 5.6%, due 07/06/98 ...............   15,000,000      14,988,333
 5.51%, due 07/21/98 ..............   10,000,000       9,969,388
 5.48%, due 07/29/98 ..............    5,000,000       4,978,766
                                                  ----------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.8%)               53,119,742
                                                  ----------------
TOTAL SHORT-TERM DEBT SECURITIES (12.4%)
 (Amortized Cost $236,205,120)                       236,205,120
                                                  ----------------
TOTAL INVESTMENTS (98.5%)
  (Cost/Amortized Cost $1,622,608,781)             1,882,127,118
OTHER ASSETS
  LESS LIABILITIES (1.5%) .........                   29,502,925
                                                  ----------------
NET ASSETS (100.0%) ...............               $1,911,630,043
                                                  ================

--------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada .....................................................   0.2%
France .....................................................   1.0
Germany ....................................................   0.9
Japan ......................................................   2.8
Latin America ..............................................   0.2
Netherlands ................................................   1.0
New Zealand & Australia ....................................   0.9
Scandinavia ................................................   1.1
Southeast Asia .............................................   0.3
Spain ......................................................   0.8
Switzerland ................................................   0.7
United Kingdom .............................................   3.1
United States** ............................................  85.9
Other European Countries ...................................   1.1
                                                             -----
                                                             100.0%
                                                             =====

----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 12.5%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $61,530,065 or 3.2% of net assets.

(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to an insurance company separate account of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     The Board of Trustees has approved the lending of portfolio securities, through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at June 30, 1998, and the security loan fees received, net of rebates paid, for the six months ended June 30, 1998. Such net fees are included in interest income in the accompanying Statements of Operations.

                                                            VALUE OF           VALUE OF
                                                           SECURITIES         COLLATERAL       SECURITY LOAN
PORTFOLIO                                                    LOANED            RECEIVED*       FEES RECEIVED
---------                                                    ------            ---------       -------------
Alliance Intermediate Government Securities .........    $   41,205,054     $   42,371,576      $   32,971
Alliance Quality Bond ...............................        45,019,107         46,370,421          70,545
Alliance Growth and Income ..........................        50,522,110         52,777,716          74,444
Alliance Equity Index ...............................       167,230,007        174,024,853          69,307
Alliance Common Stock ...............................     1,002,263,880      1,011,064,330         583,963
Alliance Global .....................................       144,191,508        148,690,231         276,310
Alliance International ..............................        13,980,096         14,808,756          53,153
Alliance Aggressive Stock ...........................       749,371,638        757,759,100       1,307,190
Alliance Conservative Investors .....................        94,382,999         97,923,988          97,243
Alliance Balanced ...................................       521,588,307        538,557,867         561,192
Alliance Growth Investors ...........................       383,407,812        395,157,241         496,291

----------
* Including U.S. Government securities valued at $28,973,156, $11,541,311, $754,800, $15,330,600, $1,745,225, $323,000, $798,000, $23,284,316,
      $85,833,902 and $43,789,734 for the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous related to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1997, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                          ALLIANCE                             ALLIANCE
                                        INTERMEDIATE    ALLIANCE   ALLIANCE     GROWTH      ALLIANCE      ALLIANCE
                                         GOVERNMENT     QUALITY      HIGH         AND        EQUITY        COMMON         ALLIANCE
                                         SECURITIES       BOND       YIELD      INCOME       INDEX          STOCK          GLOBAL
                                          PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO       PORTFOLIO
                                          ---------    ---------   ---------   ---------   ---------      ---------       ---------
Undistributed (overdistributed) net
 investment income .....................  $ (4,160)    $ 664,479   $  28,777   $  48,024   $  260,751   $ (2,631,075)  $ 15,935,865
Accumulated net realized gain (loss) ...     4,160      (664,479)    (28,777)    (48,024)    (260,751)     2,631,075    (15,935,865)

                                                              ALLIANCE     ALLIANCE     ALLIANCE                    ALLIANCE
                                               ALLIANCE      AGGRESSIVE   SMALL CAP   CONSERVATIVE    ALLIANCE       GROWTH
                                            INTERNATIONAL      STOCK        GROWTH      INVESTORS     BALANCED     INVESTORS
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                              ---------      ---------    ---------     ---------     ---------    ---------
Paid-in capital ..........................  $        --     $        --   $ (7,066)     $      --      $     --   $        --
Undistributed (overdistributed) net
 investment income .......................    3,322,727       1,777,082        410       (146,376)       58,776     4,831,809
Accumulated net realized gain (loss) .....   (3,322,727)     (1,777,082)     6,656        146,376       (58,776)   (4,831,809)

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1997 to December 31, 1997 certain Portfolios incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net capital and net currency losses of approximately:

                                               CAPITAL      CURRENCY
PORTFOLIO                                      LOSSES        LOSSES
---------                                      ------        ------
Alliance Equity Index ...................    $       --     $  3,600
Alliance Common Stock ...................            --       33,030
Alliance Global .........................            --      433,526
Alliance International ..................     4,160,819      670,264
Alliance Small Cap Growth ...............     1,448,447           --
Alliance Conservative Investors .........            --       37,085
Alliance Balanced .......................            --       61,818
Alliance Growth Investors ...............            --       81,786

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:

                                                                        AVERAGE DAILY NET ASSETS
                                                  ---------------------------------------------------------------------
                                                       FIRST          NEXT          NEXT          NEXT
                                                   $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
                                                  -------------- -------------- ------------ -------------- -----------
PORTFOLIO
---------
Alliance Money Market ...........................       .350%          .325%         .300%         .280%        .270%
Alliance Intermediate Government Securities .....       .500%          .475%         .450%         .430%        .420%
Alliance Quality Bond ...........................       .525%          .500%         .475%         .455%        .445%
Alliance High Yield .............................       .600%          .575%         .550%         .530%        .520%
Alliance Growth and Income ......................       .550%          .525%         .500%         .480%        .470%
Alliance Equity Index ...........................       .325%          .300%         .275%         .255%        .245%
Alliance Common Stock ...........................       .475%          .425%         .375%         .355%        .345%*
Alliance Global .................................       .675%          .600%         .550%         .530%        .520%
Alliance International ..........................       .900%          .825%         .800%         .780%        .770%
Alliance Aggressive Stock .......................       .625%          .575%         .525%         .500%        .475%
Alliance Small Cap Growth .......................       .900%          .850%         .825%         .800%        .775%
Alliance Conservative Investors .................       .475%          .425%         .375%         .350%        .325%
Alliance Balanced ...............................       .450%          .400%         .350%         .325%        .300%
Alliance Growth Investors .......................       .550%          .500%         .450%         .425%        .400%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributors' compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

4. Investment Transactions

     Investment security transactions, excluding short-term debt securities, for the six months ended June 30, 1998 were as follows:

                                                                  PURCHASES                                SALES
                                                     -----------------------------------     -----------------------------------
                                                        STOCKS AND       U.S. GOVERNMENT        STOCKS AND       U.S. GOVERNMENT
PORTFOLIO                                            DEBT SECURITIES       AND AGENCIES      DEBT SECURITIES      AND AGENCIES
---------                                            ---------------       ------------      ---------------      ------------
Alliance Intermediate Government Securities .....    $           --        $240,273,947      $           --       $212,054,353
Alliance Quality Bond ...........................        46,850,622         186,037,749          35,999,852        185,554,943
Alliance High Yield .............................       784,224,330                  --         622,752,248                 --
Alliance Growth and Income ......................       474,637,774                  --         298,445,333                 --
Alliance Equity Index ...........................       288,151,779                  --          20,869,311                 --
Alliance Common Stock ...........................     3,224,654,751                  --       2,532,457,740                 --
Alliance Global .................................       301,685,855                  --         283,428,204                 --
Alliance International ..........................        50,749,662                  --          51,059,481                 --
Alliance Aggressive Stock .......................     2,313,813,502                  --       2,365,321,131                 --
Alliance Small Cap Growth .......................       190,002,273                  --          88,679,096                 --
Alliance Conservative Investors .................        60,434,954          64,063,884          63,003,552         55,683,210
Alliance Balanced ...............................       419,337,376         247,552,119         488,114,493        262,437,179
Alliance Growth Investors .......................       569,598,444         218,780,429         633,438,084        164,895,887

----------
No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

     Transactions in options written for the six months ended June 30, 1998 are summarized as follows:

                                                                            ALLIANCE
                                                                          COMMON STOCK
                                                                            PORTFOLIO
                                                                  -----------------------------
                                                                  NUMBER OF          PREMIUMS
                                                                  CONTRACTS          RECEIVED
                                                                  ---------      --------------
Options outstanding--January 1, 1998 ........................       365,250      $  103,560,700
Options written .............................................     1,138,900         302,907,624
Options terminated in closing purchase transactions .........      (316,330)        (79,443,730)
Options expired .............................................      (472,370)       (127,402,685)
Options exercised ...........................................      (412,950)       (119,084,250)
                                                                  ---------      --------------
Options outstanding--June 30, 1998 ..........................       302,500      $   80,537,659
                                                                  =========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1998, the Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                                       CONTRACT         COST ON          U.S. $          UNREALIZED
                                                        AMOUNT        ORIGINATION        CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                              (000'S)          DATE             VALUE        (DEPRECIATION)
--------------------------                              -------          ----             -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 07/21/98-08/10/98 .........   12,230,000      $ 93,158,739     $ 88,720,595     $ (4,438,144)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 07/21/98-10/29/98 .........   16,230,000       122,831,344      118,101,438        4,729,906
                                                                                                       ------------
                                                                                                       $    291,762
                                                                                                       ============

                                                       CONTRACT       COST ON          U.S. $          UNREALIZED
                                                        AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                      (000'S)          DATE            VALUE        (DEPRECIATION)
---------------------------------                      -------          ----            -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 07/21/98-08/10/98 .........   3,440,000      $26,200,904     $24,955,759      $ (1,245,145)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 07/21/98-10/29/98 .........   4,730,000       35,722,970      34,431,081         1,291,889
                                                                                                     ------------
                                                                                                     $     46,744
                                                                                                     ============

                                                      CONTRACT       COST ON         U.S. $         UNREALIZED
                                                       AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:             (000'S)         DATE           VALUE       (DEPRECIATION)
------------------------------------------             -------         ----           -----       --------------
FOREIGN CURRENCY BUY CONTRACTS
Finnish Markka, settling 07/02/98 ................         21      $    4,000      $    3,878       $    (122)
Japanese Yen, settling 08/10/98 ..................    270,000       2,055,655       1,959,716         (95,939)
Portuguese Escudos, settling 07/02/98 ............      2,150          12,034          11,644            (390)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 07/01/98 ............         53          31,197          32,605          (1,408)
British Pounds, settling 07/01/98 ................          7          11,077          11,166             (89)
French Franc, settling 07/31/98 ..................         28           4,629           4,720             (91)
Japanese Yen, settling 07/02/98-10/29/98 .........    362,456       2,728,597       2,638,632          89,965
Swedish Krona, settling 07/02/98 .................         64           7,757           7,999            (242)
                                                                                                    ---------
                                                                                                    $  (8,316)
                                                                                                    =========

                                                         CONTRACT        COST ON          U.S. $         UNREALIZED
                                                          AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                              (000'S)          DATE           VALUE        (DEPRECIATION)
----------------------------                              -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 07/01/98-07/02/98 .........          137      $    76,830     $    75,889      $     (941)
Finnish Markka, settling 07/02/98 ..................          170           32,002          31,027            (975)
Japanese Yen, settling 07/02/98-08/10/98 ...........    2,356,697       17,940,453      17,105,103        (835,350)
Portuguese Escudos, settling 07/02/98 ..............       21,500          116,437         116,443               6
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 07/01/98 ..............          421          254,863         260,838          (5,975)
British Pounds, settling 07/01/98 ..................           74          122,538         122,833            (295)
French Franc, settling 07/31/98 ....................          215           35,009          35,699            (690)
Japanese Yen, settling 07/01/98-10/29/98 ...........    3,184,209       23,959,400      23,183,677         775,723
                                                                                                        ----------
                                                                                                        $  (68,497)
                                                                                                        ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                                            CONTRACT        COST ON          U.S. $         UNREALIZED
                                                             AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                         (000'S)          DATE           VALUE        (DEPRECIATION)
------------------------------------                         -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/01/98-07/02/98 ............           99      $   166,159     $   165,971     $       (188)
Deutsche Marks, settling 07/02/98 .....................           91           51,241          50,644             (597)
Japanese Yen, settling 07/21/98-08/10/98 ..............    5,610,000       42,743,780      40,697,783       (2,045,997)
Portuguese Escudos, settling 07/02/98 .................        5,160           28,881          27,946             (935)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/98 .....................           45           74,751          75,308             (557)
French Franc, settling 07/03/98 .......................          463           75,621          76,564             (943)
Japanese Yen, settling 07/01/98-10/29/98 ..............    7,498,123       56,687,029      54,554,877        2,132,152
Malaysian Ringgit, settling 07/01/98-07/03/98 .........           29            6,889           7,046             (157)
Norwegian Krone, settling 07/02/98 ....................          303           38,277          39,529           (1,252)
Swiss Franc, settling 07/12/98 ........................          112           74,995          74,290              705
                                                                                                          ------------
                                                                                                          $     82,231
                                                                                                          ============

     As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                                                GROSS UNREALIZED               NET UNREALIZED
                                                         COST OF       -----------------------------------      APPRECIATION
PORTFOLIO                                              INVESTMENTS       APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                                              -----------       ------------       ------------       --------------
Alliance Money Market ...........................    $  675,482,450     $      166,050     $       (1,802)    $      164,248
Alliance Intermediate Government Securities .....       152,597,186          1,408,590            (26,299)         1,382,291
Alliance Quality Bond ...........................       234,536,761          3,399,631         (1,837,288)         1,562,343
Alliance High Yield .............................       600,788,681         10,950,872        (20,189,737)        (9,238,865)
Alliance Growth and Income ......................       738,960,321        119,061,824        (21,959,924)        97,101,900
Alliance Equity Index ...........................       993,357,535        407,728,504        (13,004,803)       394,723,701
Alliance Common Stock ...........................     8,315,561,268      3,864,476,342       (274,804,964)     3,589,671,378
Alliance Global .................................     1,137,502,011        426,073,523       (144,847,520)       281,226,003
Alliance International ..........................       213,277,174         46,814,207        (40,842,121)         5,972,086
Alliance Aggressive Stock .......................     4,424,363,874        852,695,940       (236,299,743)       616,396,197
Alliance Small Cap Growth .......................       278,634,955         26,820,991        (19,973,521)         6,847,470
Alliance Conservative Investors .................       317,591,028         32,072,756         (4,401,965)        27,670,791
Alliance Balanced ...............................     1,619,084,409        292,881,347        (39,841,293)       253,040,054
Alliance Growth Investors .......................     1,626,166,835        338,016,581        (82,056,298)       255,960,283

     During the year ended December 31, 1997, the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios utilized available capital loss carryforwards of $999,418 and $4,993,810, respectively.

     The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $8,831,948 (of which $8,349,809 expires in the year 2002 and $482,139 expires in the year 2004). To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

5. Capital Share Transactions

     At June 30, 1998, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

     Transactions in Shares were as follows:

                                                                      ALLIANCE
                                      ALLIANCE                      INTERMEDIATE
                                    MONEY MARKET               GOVERNMENT SECURITIES
                                     PORTFOLIO                       PORTFOLIO
                          -------------------------------- ------------------------------
                             SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
                               ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
                           JUNE 30, 1998        1997        JUNE 30, 1998       1997
                          --------------- ---------------- --------------- --------------
                            (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold .............    59,133,390       88,164,162       3,726,944      4,317,481
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     1,098,741        2,138,588         344,987        605,567
                             ----------       ----------       ---------      ---------
Total shares issued .....    60,232,131       90,302,750       4,071,931      4,923,048
Shares redeemed .........   (59,096,740)     (91,686,416)     (1,906,065)    (2,249,794)
                            -----------      -----------      ----------     ----------
Net increase
 (decrease) .............     1,135,391       (1,383,666)      2,165,866      2,673,254
                            ===========      ===========      ==========     ==========
                                     ALLIANCE                       ALLIANCE
                                   QUALITY BOND                    HIGH YIELD
                                    PORTFOLIO                       PORTFOLIO
                          ------------------------------ -------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998        1997
                          --------------- -------------- --------------- ---------------
                            (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold .............    3,673,956       5,108,456      11,651,240      15,273,062
Shares issued in
 reinvestment of
 dividends and
 distributions ..........      615,566       1,161,537       1,817,307       3,903,981
                             ---------       ---------      ----------      ----------
Total shares issued .....    4,289,522       6,269,993      13,468,547      19,177,043
Shares redeemed .........     (560,741)     (1,749,691)     (4,584,632)     (4,915,625)
                             ---------      ----------      ----------      ----------
Net increase
 (decrease) .............    3,728,781       4,520,302       8,883,915      14,261,418
                             =========      ==========      ==========      ==========

                                  ALLIANCE                       ALLIANCE
                             GROWTH AND INCOME                 EQUITY INDEX
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ ------------------------------
                          SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- --------------
                         (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold ..........     9,627,187     17,042,406     13,491,843      25,418,356
Shares issued in
 reinvestment of
 dividends and
 distributions .......        36,643      2,393,845        335,541         723,055
                           ---------     ----------     ----------      ----------
Total shares issued...     9,663,830     19,436,251     13,827,384      26,141,411
Shares redeemed ......    (1,102,131)    (1,171,007)      (997,902)     (3,834,705)
                          ----------     ----------     ----------      ----------
Net increase .........     8,561,699     18,265,244     12,829,482      22,306,706
                          ==========     ==========     ==========      ==========
                                   ALLIANCE                        ALLIANCE
                                 COMMON STOCK                       GLOBAL
                                  PORTFOLIO                        PORTFOLIO
                       -------------------------------- -------------------------------
                          SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                            ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                        JUNE 30, 1998        1997        JUNE 30, 1998        1997
                       --------------- ---------------- --------------- ---------------
                         (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold ..........    23,721,723       50,744,225       4,129,115      13,465,598
Shares issued in
 reinvestment of
 dividends and
 distributions .......     1,980,672       35,866,900         336,101       5,883,409
                          ----------       ----------       ---------      ----------
Total shares issued...    25,702,395       86,611,125       4,465,216      19,349,007
Shares redeemed ......   (13,929,238)     (18,396,632)     (3,825,536)     (8,663,149)
                         -----------      -----------      ----------      ----------
Net increase .........    11,773,157       68,214,493         639,680      10,685,858
                         ===========      ===========      ==========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                   ALLIANCE                         ALLIANCE
                                INTERNATIONAL                   AGGRESSIVE STOCK
                                  PORTFOLIO                        PORTFOLIO
                       -------------------------------- --------------------------------
                          SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                            ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                        JUNE 30, 1998        1997        JUNE 30, 1998        1997
                       --------------- ---------------- --------------- ----------------
                         (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold ..........    26,575,247       17,702,398      17,176,957       34,847,127
Shares issued in
 reinvestment of
 dividends and
 distributions .......       127,334        1,469,420          62,433       11,233,155
                          ----------       ----------      ----------       ----------
Total shares issued...    26,702,581       19,171,818      17,239,390       46,080,282
Shares redeemed ......   (26,248,625)     (13,816,916)    (20,180,430)     (27,155,091)
                         -----------      -----------     -----------      -----------
Net increase
 (decrease) ..........       453,956        5,354,902      (2,941,040)      18,925,191
                         ===========      ===========     ===========      ===========
                                  ALLIANCE                       ALLIANCE
                              SMALL CAP GROWTH            CONSERVATIVE INVESTORS
                                 PORTFOLIO                       PORTFOLIO
                       ------------------------------ -------------------------------
                                        MAY 1, 1997*
                          SIX MONTHS         TO          SIX MONTHS      YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998        1997
                       --------------- -------------- --------------- ---------------
                         (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold ..........    24,307,282     12,473,113       1,702,646       2,875,061
Shares issued in
 reinvestment of
 dividends and
 distributions .......         1,203        185,690         494,328       1,809,193
                          ----------     ----------       ---------       ---------
Total shares issued...    24,308,485     12,658,803       2,196,974       4,684,254
Shares redeemed ......   (18,031,728)    (4,992,168)     (1,760,348)     (3,816,982)
                         -----------     ----------      ----------      ----------
Net increase
 (decrease) ..........     6,276,757      7,666,635         436,626         867,272
                         ===========     ==========      ==========      ==========

                                              ALLIANCE                        ALLIANCE
                                              BALANCED                    GROWTH INVESTORS
                                             PORTFOLIO                        PORTFOLIO
                                  -------------------------------- -------------------------------
                                     SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                       ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                   JUNE 30, 1998        1997        JUNE 30, 1998        1997
                                  --------------- ---------------- --------------- ---------------
                                    (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold .....................     2,229,381        3,662,533       3,558,572       9,706,135
Shares issued in
 reinvestment of
 dividends and
 distributions ..................     1,421,344        8,034,691         888,212       6,731,864
                                      ---------        ---------       ---------       ---------
Total shares issued .............     3,650,725       11,697,224       4,446,784      16,437,999
Shares redeemed .................    (3,686,189)     (12,097,554)     (2,092,862)     (4,231,449)
                                     ----------      -----------      ----------      ----------
Net increase (decrease) .........       (35,464)        (400,330)      2,353,922      12,206,550
                                     ==========      ===========      ==========      ==========

                                                                    ALLIANCE
                                     ALLIANCE                     INTERMEDIATE
                                   MONEY MARKET              GOVERNMENT SECURITIES
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ ------------------------------
                                                                          MAY 1, 1997*
                             SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998       1997
                          --------------- -------------- --------------- --------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold .............    13,553,393     15,458,380       842,395         536,124
Shares issued in
 reinvestment of
 dividends and
 distributions ..........       405,351        276,519        25,851           9,576
                             ----------     ----------       -------         -------
Total shares issued .....    13,958,744     15,734,899       868,246         545,700
Shares redeemed .........    (5,281,933)    (3,884,676)      (54,336)        (10,301)
                             ----------     ----------       -------         -------
Net increase ............     8,676,811     11,850,223       813,910         535,399
                             ==========     ==========       =======         =======



                                     ALLIANCE                      ALLIANCE
                                    HIGH YIELD                 GROWTH AND INCOME
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ -----------------------------
                                                                          MAY 1, 1997*
                             SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998       1997
                          --------------- -------------- --------------- -------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
--------------------------
Shares sold .............    8,199,105      5,872,392       2,235,097      2,001,059
Shares issued in
 reinvestment of
 dividends and
 distributions ..........      532,368        496,765             919        127,333
                             ---------      ---------       ---------      ---------
Total shares issued .....    8,731,473      6,369,157       2,236,016      2,128,392
Shares redeemed .........      (97,459)       (51,149)       (159,956)          (266)
                             ---------      ---------       ---------      ---------
Net increase ............    8,634,014      6,318,008       2,076,060      2,128,126
                             =========      =========       =========      =========

----------
*     Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998


                                      ALLIANCE                       ALLIANCE
                                    EQUITY INDEX                   COMMON STOCK
                                     PORTFOLIO                      PORTFOLIO
                           ------------------------------ ------------------------------
                                            MAY 1, 1997*
                              SIX MONTHS         TO          SIX MONTHS     YEAR ENDED
                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                            JUNE 30, 1998       1997       JUNE 30, 1998       1997
                           --------------- -------------- --------------- --------------
                             (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..............      4,508           7,451        9,160,878       9,736,070
Shares issued in
 reinvestment of
 dividends and
 distributions ...........         38              55           52,727         826,867
                                -----           -----        ---------       ---------
Total shares issued .           4,546           7,506        9,213,605      10,562,937
Shares redeemed ..........       (301)         (1,926)         (83,863)        (29,575)
                                -----          ------        ---------      ----------
Net increase .............      4,245           5,580        9,129,742      10,533,362
                                =====          ======        =========      ==========
                                      ALLIANCE                      ALLIANCE
                                       GLOBAL                     INTERNATIONAL
                                     PORTFOLIO                      PORTFOLIO
                           ------------------------------ -----------------------------
                                                                           MAY 1, 1997*
                              SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                            JUNE 30, 1998       1997       JUNE 30, 1998       1997
                           --------------- -------------- --------------- -------------
                             (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..............     554,011       1,232,644        235,701        317,031
Shares issued in
 reinvestment of
 dividends and
 distributions ...........       5,251          99,584          2,454         22,868
                               -------       ---------        -------        -------
Total shares issued .          559,262       1,332,228        238,155        339,899
Shares redeemed ..........     (61,094)       (103,224)       (71,822)       (19,496)
                               -------       ---------        -------        -------
Net increase .............     498,168       1,229,004        166,333        320,403
                               =======       =========        =======        =======

                                  ALLIANCE                       ALLIANCE
                              AGGRESSIVE STOCK               SMALL CAP GROWTH
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ ------------------------------
                                                                       MAY 1, 1997*
                          SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- --------------
                         (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..........    1,241,664      1,856,882       3,078,565      3,666,066
Shares issued in
 reinvestment of
 dividends and
 distributions .......           --        175,796              --         91,565
                          ---------      ---------       ---------      ---------
Total shares issued...    1,241,664      2,032,678       3,078,565      3,757,631
Shares redeemed ......      (48,953)       (15,597)        (64,472)        (5,055)
                          ---------      ---------       ---------      ---------
Net increase .........    1,192,711      2,017,081       3,014,093      3,752,576
                          =========      =========       =========      =========
                                  ALLIANCE                      ALLIANCE
                           CONSERVATIVE INVESTORS           GROWTH INVESTORS
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ -----------------------------
                                        MAY 1, 1997*
                          SIX MONTHS         TO          SIX MONTHS     YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- -------------
                         (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..........     764,628        467,751        1,147,106      1,855,983
Shares issued in
 reinvestment of
 dividends and
 distributions .......      17,456         20,199           22,801        130,747
                           -------        -------        ---------      ---------
Total shares issued...     782,084        487,950        1,169,907      1,986,730
Shares redeemed ......     (31,136)        (8,774)        (145,441)       (85,261)
                           -------        -------        ---------      ---------
Net increase .........     750,948        479,176        1,024,466      1,901,469
                           =======        =======        =========      =========

----------
*     Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1998

6. Transactions with Affiliated Companies

     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the six months ended June 30, 1998 are summarized as follows:

                                                 MARKET VALUE                                MARKET VALUE                 REALIZED
                                                 DECEMBER 31,    PURCHASES       SALES         JUNE 30,      DIVIDEND       GAIN
                                                     1997         AT COST       AT COST          1998         INCOME       (LOSS)
                                                 ------------    ---------      -------        --------      --------     --------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
Abercrombie & Fitch Co. (Class A) (a) .......  $           --  $14,953,292   $         --  $   21,494,960  $       --  $         --
CBL & Associates Properties, Inc. ...........      24,865,250           --      1,852,500      22,120,850     871,596       467,746
Ceridian Corp. (a) ..........................     174,774,688           --             --     224,131,250          --            --
Chris Craft Industries, Inc. (Class B) (a) ..      64,143,286           --             21      69,066,949          --           107
Regency Realty Corp. ........................       3,563,381           --      2,388,929              --      56,628       829,055
Teleport Communications Group, Inc.
 (Class A) ..................................     220,103,625           --     83,021,500      92,170,750          --    36,191,290
                                               --------------                              --------------  ----------  ------------
                                               $  487,450,230                              $  428,984,759  $  928,224  $ 37,488,198
                                               ==============                              ==============  ==========  ============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Abercrombie & Fitch Co. (Class A) (a) .......  $           --  $76,324,173   $    200,596  $   79,200,000  $       --  $     (3,143)
AK Steel Holding Corp. ......................       7,421,675           --      9,033,170              --          --    (1,901,088)
Capstar Hotel Co.(a) ........................              --   81,149,255             --      67,200,000          --            --
Centocor, Inc. ..............................     167,463,625   48,800,244     95,873,011     119,625,000          --    27,437,394
Circuit City Stores, Inc.
 CarMax Group(a) ............................      56,346,300      787,822        947,745      64,181,250          --      (408,137)
Comverse Technology, Inc. ...................      72,520,500           --     19,704,848      72,625,000          --       (96,614)
Continental Airlines, Inc. (Class B) (a) ....     213,588,375           --     14,869,617     231,325,000          --    20,150,706
Crompton & Knowles Corp. (a) ................     137,800,000           --      3,234,000     125,937,500     260,000     2,514,308
Dollar Thrifty Automotive Group, Inc.(a). ...              --   34,775,410             --      19,875,000          --            --
Florida Panthers Holdings, Inc. (a) .........      29,071,425   16,434,900             --      49,218,750          --            --
MedImmune, Inc. .............................      57,443,925           --        767,822      81,087,500          --     1,245,585
Millicom International Cellular SA ..........      89,487,300    4,830,519      1,151,761     105,000,000          --     3,053,727
Mohawk Industries, Inc.(a) ..................      69,103,125   16,101,676        497,452     117,243,750          --       975,189
Polo Ralph Lauren Corp.(a) ..................              --   66,464,900             --      64,400,000          --            --
Security Capital Group, Inc. (Class B) ......      38,509,250   17,676,525        620,958      47,925,000          --      (127,232)
Suburban Lodges of America ..................      12,034,500           --     17,254,100              --          --    (3,412,315)
Teekay Shipping Corp.(a) ....................              --   55,123,836             --      53,558,563          --            --
Telephone & Data Systems, Inc. ..............     133,322,406           --     39,868,179      72,233,438     546,854     6,243,799
Tiffany & Co. (a) ...........................      56,376,506   40,762,198             --     120,000,000     352,160            --
Tommy Hilfiger Corp. ........................      68,124,937   12,081,367     20,934,612     109,450,000          --     4,531,018
Ultramar Diamond Shamrock Corp. .............      34,750,125   17,549,721     51,505,007              --     437,305       202,047
                                               --------------                              --------------  ----------  ------------
                                               $1,243,363,974                              $1,600,085,751  $1,596,319  $ 60,405,244
                                               ==============                              ==============  ==========  ============

----------
(a) Holdings represented less than 5% of outstanding shares at June 30, 1998, although ownership was above 5% for a period of time during the period.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1998

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                             JUNE 30,     ----------------------------------------------------------------
                                               1998           1997         1996         1995         1994         1993*
                                         ---------------- ------------ ------------ ------------ ------------ ------------
                                            (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $  10.18        $ 10.17      $ 10.16      $ 10.14      $ 10.12      $ 10.11
                                            --------        -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................        0.27           0.54         0.54         0.57         0.41         0.30
 Net realized and unrealized
  gain (loss) on investments............          --             --        (0.01)          --           --           --
                                            ---------       --------     --------     --------     --------     --------
 Total from investment
  operations ...........................        0.27           0.54         0.53         0.57         0.41         0.30
                                            ---------       --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....................       (0.25)         (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
 Dividends in excess of net
  investment income ....................          --             --           --           --           --           --
 Distributions from realized
  gains ................................          --          (0.00)          --           --           --           --
                                            ---------       --------     --------     --------     --------     --------
 Total dividends and
  distributions ........................       (0.25)         (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
                                            ---------       --------     --------     --------     --------     --------
Net asset value, end of period .........    $  10.20        $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                            =========       ========     ========     ========     ========     ========
Total return (d) .......................        2.62%          5.42%        5.33%        5.74%        4.02%        3.00%
                                            =========       ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .         $462,290       $449,960     $463,422     $386,691     $325,391     $248,460
Ratio of expenses to average
 net assets ............................        0.39%(b)       0.39%        0.43%        0.44%        0.42%        0.42%
Ratio of net investment income
 to average net assets .................        5.20%(b)       5.28%        5.17%        5.53%        4.01%        2.91%

                                                              CLASS IB
                                         --------------------------------------------------
                                             SIX MONTHS                       OCTOBER 2,
                                                ENDED         YEAR ENDED        1996 TO
                                              JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                1998             1997            1996
                                         ------------------ -------------- ----------------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $   10.17          $ 10.16        $  10.16
                                            ---------          -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................         0.25             0.52            0.11
 Net realized and unrealized
  gain (loss) on investments............           --               --            0.01
                                            ----------         --------       --------
 Total from investment
  operations ...........................         0.25             0.52            0.12
                                            ----------         --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....................        (0.23)           (0.51)          (0.02)
 Dividends in excess of net
  investment income ....................           --               --           (0.10)
 Distributions from realized
  gains ................................           --            (0.00)             --
                                            ----------         --------       ---------
 Total dividends and
  distributions ........................        (0.23)           (0.51)          (0.12)
                                            ----------         --------       ---------
Net asset value, end of period .........    $   10.19          $ 10.17        $  10.16
                                            ==========         ========       =========
Total return (d) .......................         2.50%            5.16%           1.29%
                                            ==========         ========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .         $ 212,287         $123,675        $  3,184
Ratio of expenses to average
 net assets ............................         0.64%(b)         0.63%           0.67%(b)
Ratio of net investment income
 to average net assets .................         4.95%(b)         5.02%           4.94%(b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                                 CLASS IA
                                              ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                         YEAR ENDED DECEMBER 31,
                                                  JUNE 30,     -------------------------------------------------------------
                                                    1998           1997         1996        1995        1994        1993*
                                              ---------------- ------------ ----------- ----------- ----------- ------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a).....    $    9.44       $  9.29      $ 9.47      $ 8.87      $ 10.08     $ 10.53
                                                 ---------       -------      ------      ------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.26          0.53        0.54        0.58         0.65        0.59
 Net realized and unrealized gain
  (loss) on investments .....................         0.05          0.13        (0.19)      0.57       ( 1.08)       0.51
                                                 ---------       -------      -------     ------      -------     -------
 Total from investment operations ...........         0.31          0.66        0.35        1.15       ( 0.43)       1.10
                                                 ---------       -------      -------     ------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.24)         (0.51)      (0.53)      (0.55)      (0.78)      (0.68)
 Distributions from realized gains ..........           --             --          --          --          --       (0.87)
                                                 ---------       --------     -------     -------     -------     --------
 Total dividends and distributions ..........        (0.24)         (0.51)      (0.53)      (0.55)      (0.78)      (1.55)
                                                 ---------       --------     -------     -------     -------     --------
Net asset value, end of period ..............    $    9.51       $  9.44      $ 9.29      $ 9.47      $  8.87     $ 10.08
                                                 =========       ========     =======     =======     =======     ========
Total return (d) ............................         3.32%          7.29%       3.78%      13.33%     (4.37)%      10.58%
                                                 =========       ========     =======     =======     =======   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $ 136,460       $115,114    $88,384     $71,780      $48,518    $158,511
Ratio of expenses to average net assets......         0.55%(b)       0.55%      0.56%       0.57%        0.56%       0.53%
Ratio of net investment income to
 average net assets .........................         5.42%(b)       5.61%      5.73%       6.15%        6.75%       5.43%
Portfolio turnover rate .....................          172%           285%       318%        255%         133%        254%

                                                          CLASS IB
                                              ---------------------------------
                                                 SIX MONTHS       MAY 1, 1997
                                                    ENDED             TO
                                                  JUNE 30,       DECEMBER 31,
                                                    1998             1997
                                              ---------------- ----------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a).....    $    9.43        $    9.27
                                                 ---------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.24             0.32
 Net realized and unrealized gain
  (loss) on investments .....................         0.06             0.22
                                                 ---------        ---------
 Total from investment operations ...........         0.30             0.54
                                                 ---------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.23)           (0.38)
 Distributions from realized gains ..........           --               --
                                                 ---------        ---------
 Total dividends and distributions ..........        (0.23)           (0.38)
                                                 ---------        ---------
Net asset value, end of period ..............    $    9.50        $    9.43
                                                 =========        =========
Total return (d) ............................         3.19%            5.83%
                                                 =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $  12,815        $   5,052
Ratio of expenses to average net assets......         0.80%(b)         0.81%(b)
Ratio of net investment income to
 average net assets .........................         5.17%(b)         5.15%(b)
Portfolio turnover rate .....................          172%             285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                                   CLASS IA
                                                     --------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS    ---------------------------------------------------
                                                           ENDED
                                                         JUNE 30,
                                                           1998           1997         1996         1995         1994
                                                     ---------------- ------------ ------------ ------------ ------------
                                                        (UNAUDITED)
Net asset value, beginning of period (a) ...........    $    9.74       $  9.49      $  9.61      $  8.72      $  9.82
                                                        ---------       -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.28          0.60         0.57         0.57         0.66
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         0.11          0.24         (0.07)       0.88        (1.16)
                                                        ---------       -------      --------     -------      -------
 Total from investment operations ..................         0.39          0.84         0.50         1.45        (0.50)
                                                        ---------       -------      --------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............        (0.26)         (0.59)       (0.60)       (0.56)      (0.55)
 Dividends in excess of net investment income ......           --             --        (0.02)          --          --
 Distributions in excess of realized gains .........           --             --           --           --          --
 Tax return of capital distributions ...............           --             --           --           --       (0.05)
                                                        ---------       --------     --------     --------     -------
 Total dividends and distributions .................        (0.26)         (0.59)       (0.62)       (0.56)      (0.60)
                                                        ---------       --------     --------     --------     -------
Net asset value, end of period .....................    $    9.87       $  9.74      $  9.49      $  9.61      $  8.72
                                                        =========       ========     ========     ========     =======
Total return (d) ...................................         4.01%          9.14%        5.36%       17.02%      (5.10)%
                                                        =========       ========     ========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 242,677       $203,233     $155,023     $157,443     $127,575
Ratio of expenses to average net assets ............         0.58%(b)       0.57%        0.59%        0.59%       0.59%
Ratio of net investment income to average net
 assets ............................................         5.69%(b)       6.19%        6.06%        6.13%       7.17%
Portfolio turnover rate ............................          109%           374%         431%         411%        222%

                                                          CLASS IA
                                                     ------------------
                                                       OCTOBER 1, 1993
                                                             TO
                                                      DECEMBER 31, 1993
                                                     ------------------
Net asset value, beginning of period (a) ...........     $   10.00
                                                         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................          0.11
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         (0.16)
                                                         ---------
 Total from investment operations ..................         (0.05)
                                                         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............         (0.12)
 Dividends in excess of net investment income ......            --
 Distributions in excess of realized gains .........         (0.01)
 Tax return of capital distributions ...............            --
                                                         ---------
 Total dividends and distributions .................         (0.13)
                                                         ---------
Net asset value, end of period .....................     $    9.82
                                                         =========
Total return (d) ...................................         (0.51)%
                                                         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................     $ 104,832
Ratio of expenses to average net assets ............          0.69%(b)
Ratio of net investment income to average net
 assets ............................................          4.62%(b)
Portfolio turnover rate ............................            77%

ALLIANCE HIGH YIELD PORTFOLIO:

                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             SIX MONTHS     --------------------------------------------------------------
                                                ENDED
                                              JUNE 30,
                                                1998            1997         1996         1995         1994       1993*
                                         ------------------ ------------ ------------ ------------ ----------- -----------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $    10.41        $ 10.02      $  9.64      $  8.91      $ 10.08    $  9.15
                                            ----------        -------      -------      -------      -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................          0.53           1.04         1.02         0.98         0.89       0.94
 Net realized and unrealized gain
  (loss) on investments ................         (0.02)          0.75         1.07         0.73        (1.17)      1.10
                                            ----------        -------      -------      -------      -------    -------
 Total from investment operations ......          0.51           1.79         2.09         1.71        (0.28)      2.04
                                            ----------        -------      -------      -------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................         (0.48)         (0.97)       (0.98)       (0.94)      (0.88)      (0.92)
 Dividends in excess of net
  investment income ....................            --              --       (0.03)       (0.04)      (0.01)         --
 Distributions from realized gains .....            --          (0.43)       (0.70)          --          --       (0.19)
 Distributions in excess of realized
  gains ................................            --              --           --           --          --         --
                                            ----------        --------     --------     --------     -------    -------
 Total dividends and distributions .....         (0.48)         (1.40)       (1.71)       (0.98)      (0.89)      (1.11)
                                            ----------        --------     --------     --------     -------    -------
Net asset value, end of period .........    $    10.44        $ 10.41      $ 10.02      $  9.64      $  8.91    $ 10.08
                                            ==========        ========     ========     ========     =======    =======
Total return (d) .......................          4.91%         18.48%       22.89%       19.92%      (2.79)%     23.15%
                                            ==========        ========     ========     ========     =======   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......    $  449,308        $355,473     $199,360     $118,129     $73,895    $67,169
Ratio of expenses to average net
 assets ................................          0.63% (b)       0.62%        0.59%        0.60%       0.61%      0.63%
Ratio of net investment income to
 average net assets ....................          9.97%(b)        9.82%        9.93%       10.34%       9.23%      9.52%
Portfolio turnover rate ................           132%            390%         485%         350%        248%       280%

                                                               CLASS IB
                                         ----------------------------------------------------
                                             SIX MONTHS                        OCTOBER 2,
                                                ENDED         YEAR ENDED         1996 TO
                                              JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                                1998             1997             1996
                                         ------------------ -------------- ------------------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $    10.39         $ 10.01        $    10.25
                                            ----------         -------        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................          0.51            1.05              0.19
 Net realized and unrealized gain
  (loss) on investments ................         (0.01)           0.71              0.15
                                            ----------         -------        ----------
 Total from investment operations ......          0.50            1.76              0.34
                                            ----------         -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................         (0.47)          (0.95)            (0.03)
 Dividends in excess of net
  investment income ....................            --              --             (0.25)
 Distributions from realized gains .....            --           (0.43)            (0.01)
 Distributions in excess of realized
  gains ................................            --              --             (0.29)
                                            ----------         -------        ----------
 Total dividends and distributions .....         (0.47)          (1.38)            (0.58)
                                            ----------         -------        ----------
Net asset value, end of period .........    $    10.42         $ 10.39        $    10.01
                                            ==========         =======        ==========
Total return (d) .......................          4.78%          18.19%             3.32%
                                            ==========         =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......    $  156,508         $66,338        $      685
Ratio of expenses to average net
 assets ................................          0.88%(b)        0.88%             0.82%(b)
Ratio of net investment income to
 average net assets ....................          9.67%(b)        9.76%             8.71%(b)
Portfolio turnover rate ................           132%            390%              485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                         CLASS IA
                                            -------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                               SIX MONTHS    --------------------------------------------------
                                                  ENDED
                                                JUNE 30,
                                                  1998           1997         1996         1995        1994
                                            ---------------- ------------ ------------ ----------- ------------
                                               (UNAUDITED)
Net asset value, beginning of period (a)       $   15.38       $  13.01     $  11.70     $  9.70     $  9.95
                                               ---------       --------     --------     -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................         0.02           0.15         0.24        0.33        0.31
 Net realized and unrealized gain
  (loss) on investments ...................         1.92           3.30         2.05        1.97       (0.36)
                                               ---------       --------     --------     -------     -------
 Total from investment operations..........         1.94           3.45         2.29        2.30       (0.05)
                                               ---------       --------     --------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................        (0.02)         (0.15)       (0.23)      (0.30)      (0.20)
 Dividends in excess of net
  investment income .......................           --             --           --          --          --
 Distributions from realized gains ........           --          (0.93)       (0.75)         --          --
 Tax return of capital distributions.......           --             --           --          --          --
                                               ---------       --------     --------     -------     -------
 Total dividends and distributions ........        (0.02)         (1.08)       (0.98)      (0.30)      (0.20)
                                               ---------       --------     --------     -------     -------
Net asset value, end of period ............    $   17.30       $  15.38     $  13.01     $ 11.70     $  9.70
                                               =========       ========     ========     =======     =======
Total return (d) ..........................        12.65%         26.90%       20.09%      24.07%      (0.58)%
                                               =========       ========     ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........    $ 772,856       $555,059     $232,080     $98,053     $31,522
Ratio of expenses to average net
 assets ...................................         0.58%(b)       0.58%        0.58%       0.60%       0.78%
Ratio of net investment income to
 average net assets .......................         0.21%(b)       0.99%        1.94%       3.11%       3.13%
Portfolio turnover rate ...................           43%            79%          88%         65%         52%

                                                CLASS IA                  CLASS IB
                                            ---------------- -----------------------------------
                                               OCTOBER 1,        SIX MONTHS          MAY 1,
                                                 1993 TO            ENDED            1997 TO
                                              DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                  1993              1998              1997
                                            ---------------- ------------------ ----------------
                                                                 (UNAUDITED)
Net asset value, beginning of period (a)       $   10.00        $    15.36         $   13.42
                                               ---------        ----------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................         0.03                --              0.05
 Net realized and unrealized gain
  (loss) on investments ...................        (0.06)             1.93              2.91
                                               ---------        ----------         ---------
 Total from investment operations..........        (0.03)             1.93              2.96
                                               ---------        ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................        (0.02)            (0.01)            (0.09)
 Dividends in excess of net
  investment income .......................        (0.00)               --                --
 Distributions from realized gains ........           --                --             (0.93)
 Tax return of capital distributions.......        (0.00)               --                --
                                               ---------        ----------         ---------
 Total dividends and distributions ........        (0.02)            (0.01)            (1.02)
                                               ---------        ----------         ---------
Net asset value, end of period ............    $    9.95        $    17.28         $   15.36
                                               =========        ==========         =========
Total return (d) ..........................        (0.25)%           12.51%            22.41%
                                               =========        ==========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........    $   1,456        $   72,649         $  32,697
Ratio of expenses to average net
 assets ...................................         2.70%(b)          0.83%(b)          0.83%(b)
Ratio of net investment income to
 average net assets .......................         1.12%(b)         (0.03)%(b)         0.43%(b)
Portfolio turnover rate ...................           48%               43%               79%

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                            CLASS IA
                                                    --------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS    --------------------------------------
                                                          ENDED
                                                         JUNE 30,
                                                           1998           1997         1996         1995
                                                    ----------------- ------------ ------------ ------------
                                                       (UNAUDITED)
Net asset value, beginning of period (a) ..........     $  19.74        $  15.16     $  13.13     $   9.87
                                                        --------        --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................         0.13            0.26         0.27         0.26
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions....         3.31            4.64         2.65         3.32
                                                        --------        --------     --------     --------
 Total from investment operations .................         3.44            4.90         2.92         3.58
                                                        --------        --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............        (0.13)          (0.25)       (0.25)       (0.22)
 Distributions from realized gains ................           --           (0.07)       (0.64)       (0.09)
 Distributions in excess of realized gains ........           --              --           --        (0.01)
                                                        --------        --------     --------     --------
 Total dividends and distributions ................        (0.13)          (0.32)       (0.89)       (0.32)
                                                        --------        --------     --------     --------
Net asset value, end of period ....................     $  23.05        $  19.74     $  15.16     $  13.13
                                                        ========        ========     ========     ========
Total return (d) ..................................        17.43%          32.58%       22.39%       36.48%
                                                        ========        ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................     $1,397,215      $943,631     $386,249     $165,785
Ratio of expenses to average net assets ...........         0.36%(b)        0.37%        0.39%        0.48%
Ratio of net investment income to average net
 assets ...........................................         1.24%(b)        1.46%        1.91%        2.16%
Portfolio turnover rate ...........................            2%              3%          15%           9%

                                                       CLASS IA               CLASS IB
                                                    -------------- -------------------------------
                                                       MARCH 1,       SIX MONTHS        MAY 1,
                                                        1994 TO         ENDED          1997 TO
                                                     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         1994            1998            1997
                                                    -------------- --------------- ---------------
                                                                     (UNAUDITED)
Net asset value, beginning of period (a) ..........   $  10.00        $  19.73        $  16.35
                                                      --------        --------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................       0.20            0.11            0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions....      (0.09)           3.30            3.48
                                                      --------        --------        --------
 Total from investment operations .................       0.11            3.41            3.62
                                                      --------        --------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............      (0.20)          (0.10)          (0.17)
 Distributions from realized gains ................      (0.03)             --           (0.07)
 Distributions in excess of realized gains ........      (0.01)             --              --
                                                      --------        --------        --------
 Total dividends and distributions ................      (0.24)          (0.10)          (0.24)
                                                      --------        --------        --------
Net asset value, end of period ....................   $   9.87        $  23.04        $  19.73
                                                      ========        ========        ========
Total return (d) ..................................       1.08%          17.28%          22.28%
                                                      ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................   $ 36,748        $    226        $    110
Ratio of expenses to average net assets ...........       0.49%(b)        0.61%(b)        0.62%(b)
Ratio of net investment income to average net
 assets ...........................................       2.42%(b)        1.00%(b)        1.10%(b)
Portfolio turnover rate ...........................          7%              2%              3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                         CLASS IA
                                              ---------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                  SIX MONTHS     --------------------------------------------
                                                     ENDED
                                                   JUNE 30,
                                                     1998             1997           1996           1995
                                              ------------------ -------------- -------------- --------------
                                                  (UNAUDITED)
Net asset value, beginning of period (a)          $   21.61        $    18.23     $    16.48     $    13.36
                                                  ---------        ----------     ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................          0.12              0.14           0.15           0.20
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .....................          3.88              5.12           3.73           4.12
                                                  ---------        ----------     ----------     ----------
 Total from investment operations ...........          4.00              5.26           3.88           4.32
                                                  ---------        ----------     ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................         (0.11)            (0.11)         (0.15)         (0.20)
 Dividends in excess of net
  investment income .........................            --                --             --          (0.02)
 Distributions from realized gains ..........            --             (1.77)         (1.76)         (0.95)
 Distributions in excess of realized
  gains .....................................            --                --          (0.22)         (0.03)
 Tax return of capital distributions ........            --                --             --             --
                                                  ---------        ----------     ----------     ----------
 Total dividends and distributions ..........         (0.11)            (1.88)         (2.13)         (1.20)
                                                  ---------        ----------     ----------     ----------
Net asset value, end of period ..............     $   25.50        $    21.61     $    18.23     $    16.48
                                                  =========        ==========     ==========     ==========
Total return (d) ............................         18.53%            29.40%         24.28%         32.45%
                                                  =========        ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........     $11,311,407      $9,331,994     $6,625,390     $4,879,677
Ratio of expenses to average net
 assets .....................................          0.38%(b)          0.39%          0.38%          0.38%
Ratio of net investment income to
 average net assets .........................          1.01%(b)          0.69%          0.85%          1.27%
Portfolio turnover rate .....................            26%               52%            55%            61%

                                                         CLASS IA                                CLASS IB
                                              ------------------------------ ----------------------------------------------
                                                                                SIX MONTHS                     OCTOBER 2,
                                                 YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED         1996 TO
                                              ------------------------------     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1994           1993*           1998           1997            1996
                                              --------------- -------------- --------------- -------------- ---------------
                                                                               (UNAUDITED)
Net asset value, beginning of period (a)         $   14.65      $    13.49      $ 21.58         $  18.22       $  17.90
                                                 ---------      ----------      -------         --------       --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................         0.20            0.23         0.09             0.10           0.02
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .....................        (0.51)           3.10         3.87             5.11           1.52
                                                 ---------      ----------      -------         --------       --------
 Total from investment operations ...........        (0.31)           3.33         3.96             5.21           1.54
                                                 ---------      ----------      -------         --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.19)          (0.23)       (0.08)           (0.08)         (0.00)
 Dividends in excess of net
  investment income .........................        (0.01)          (0.00)          --               --          (0.03)
 Distributions from realized gains ..........        (0.77)          (1.94)          --            (1.77)         (0.16)
 Distributions in excess of realized
  gains .....................................           --              --           --               --          (1.03)
 Tax return of capital distributions ........        (0.01)             --           --               --             --
                                                 ---------      ----------      -------         --------       --------
 Total dividends and distributions ..........        (0.98)          (2.17)       (0.08)           (1.85)         (1.22)
                                                 ---------      ----------      -------         --------       --------
Net asset value, end of period ..............    $   13.36      $    14.65      $ 25.46         $  21.58       $  18.22
                                                 =========      ==========      =======         ========       ========
Total return (d) ............................        (2.14)%         24.84%       18.38%           29.07%          8.49%
                                                 =========      ==========      =======         ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $3,466,245     $3,125,128      $502,433        $228,780       $  1,244
Ratio of expenses to average net
 assets .....................................         0.38%           0.38%        0.63%(b)         0.64%          0.63%(b)
Ratio of net investment income to
 average net assets .........................         1.40%           1.55%        0.76%(b)         0.46%          0.61%(b)
Portfolio turnover rate .....................           52%             82%          26%              52%            55%

ALLIANCE GLOBAL PORTFOLIO:

                                                                       CLASS IA
                                              ----------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                  SIX MONTHS    ----------------------------------------
                                                    ENDED
                                                   JUNE 30,
                                                     1998            1997          1996         1995
                                              ----------------- -------------- ------------ ------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a)          $  17.29        $    16.92     $  15.74     $  13.87
                                                  --------        ----------     --------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................         0.10              0.17         0.21         0.26
 Net realized and unrealized gain
  on investments and foreign
  currency transactions .....................         2.66              1.75         2.05         2.32
                                                  --------        ----------     --------     --------
 Total from investment operations ...........         2.76              1.92         2.26         2.58
                                                  --------        ----------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.10)            (0.36)       (0.21)       (0.25)
 Dividends in excess of net
  investment income .........................           --                --        (0.08)          --
 Distributions from realized gains ..........           --             (1.19)       (0.79)       (0.42)
 Distributions in excess of realized
  gains .....................................           --                --           --        (0.03)
 Tax return of capital distributions ........           --                --        (0.00)       (0.01)
                                                  --------        ----------     --------     --------
 Total dividends and distributions ..........        (0.10)            (1.55)       (1.08)       (0.71)
                                                  --------        ----------     --------     --------
Net asset value, end of period ..............     $  19.95        $    17.29     $  16.92     $  15.74
                                                  ========        ==========     ========     ========
Total return (d) ............................        15.91%            11.66%       14.60%       18.81%
                                                  ========        ==========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........     $1,401,576      $1,203,867     $997,041     $686,140
Ratio of expenses to average net
 assets .....................................         0.71%(b)          0.69%        0.60%        0.61%
Ratio of net investment income to
 average net assets .........................         1.07%(b)          0.97%        1.28%        1.76%
Portfolio turnover rate .....................           22%               57%          59%          67%

                                                      CLASS IA                            CLASS IB
                                              ------------------------- ----------------------------------------------
                                                                           SIX MONTHS                     OCTOBER 2,
                                               YEAR ENDED DECEMBER 31,       ENDED        YEAR ENDED       1996 TO
                                              -------------------------     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                  1994         1993*          1998           1997            1996
                                              ------------ ------------ --------------- -------------- ---------------
                                                                          (UNAUDITED)
Net asset value, beginning of period (a)        $  13.62     $  11.41      $  17.27        $ 16.91        $  16.57
                                                --------     --------      --------        -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................       0.20         0.08          0.08           0.12            0.02
 Net realized and unrealized gain
  on investments and foreign
  currency transactions .....................       0.52         3.58          2.65           1.76            0.81
                                                --------     --------      --------        -------        --------
 Total from investment operations ...........       0.72         3.66          2.73           1.88            0.83
                                                --------     --------      --------        -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................      (0.17)       (0.15)        (0.07)         (0.33)             --
 Dividends in excess of net
  investment income .........................         --           --            --             --           (0.11)
 Distributions from realized gains ..........      (0.28)       (1.30)           --          (1.19)          (0.10)
 Distributions in excess of realized
  gains .....................................      (0.00)       (0.00)           --             --           (0.28)
 Tax return of capital distributions ........      (0.02)          --            --             --           (0.00)
                                                --------     --------      --------        -------        --------
 Total dividends and distributions ..........      (0.47)       (1.45)        (0.07)         (1.52)          (0.49)
                                                --------     --------      --------        -------        --------
Net asset value, end of period ..............   $  13.87     $  13.62      $  19.93        $ 17.27        $  16.91
                                                ========     ========      ========        =======        ========
Total return (d) ............................       5.23%       32.09%        15.77%         11.38%           4.98%
                                                ========     ========      ========        =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........   $421,698     $141,257      $ 34,760        $21,520        $    290
Ratio of expenses to average net
 assets .....................................       0.69%        0.84%         0.96%(b)       0.97%           0.86%(b)
Ratio of net investment income to
 average net assets .........................       1.41%        0.62%         0.84%(b)       0.67%           0.48%(b)
Portfolio turnover rate .....................         71%         150%           22%            57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998


ALLIANCE INTERNATIONAL PORTFOLIO:




                                                                               CLASS IA
                                                     ------------------------------------------------------------
                                                        SIX MONTHS                                   APRIL 3,
                                                           ENDED       YEAR ENDED DECEMBER 31,        1995 TO
                                                         JUNE 30,     --------------------------   DECEMBER 31,
                                                           1998            1997         1996           1995
                                                     ---------------- ------------- ------------ ----------------
                                                        (UNAUDITED)
Net asset value, beginning of period (a) ...........    $   10.27        $ 11.50      $  10.87      $   10.00
                                                        ---------        -------      --------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.08           0.10          0.13           0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         1.20          (0.45)         0.94           0.98
                                                        ---------        -------      --------      ---------
 Total from investment operations ..................         1.28          (0.35)         1.07           1.12
                                                        ---------        -------      --------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............        (0.08)         (0.32)        (0.10)         (0.07)
 Dividends in excess of net investment income ......           --             --         (0.09)         (0.13)
 Distributions from realized gains .................           --          (0.56)        (0.25)         (0.05)
                                                        ---------        -------      --------      ---------
 Total dividends and distributions .................        (0.08)         (0.88)        (0.44)         (0.25)
                                                        ---------        -------      --------      ---------
Net asset value, end of period .....................    $   11.47        $ 10.27      $  11.50      $   10.87
                                                        =========        =======      ========      =========
Total return (d) ...................................        12.50%         (2.98)%        9.82%         11.29%
                                                        =========        =======      ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 218,271        $190,611     $151,907      $  28,684
Ratio of expenses to average net assets ............         1.08%(b)       1.08%         1.06%          1.03%(b)
Ratio of net investment income to average net
 assets ............................................         1.39%(b)       0.83%         1.10%          1.71%(b)
Portfolio turnover rate ............................           26%            59%           48%            56%

                                                                  CLASS IB
                                                     -----------------------------------
                                                         SIX MONTHS          MAY 1,
                                                            ENDED            1997 TO
                                                          JUNE 30,        DECEMBER 31,
                                                            1998              1997
                                                     ------------------ ----------------
                                                         (UNAUDITED)
Net asset value, beginning of period (a) ...........      $10.26           $   11.39
                                                          ------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................       0.07                 0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....       1.20                (0.31)
                                                          ------           ---------
 Total from investment operations ..................       1.27                (0.29)
                                                          ------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............      (0.06)               (0.28)
 Dividends in excess of net investment income ......         --                   --
 Distributions from realized gains .................         --                (0.56)
                                                          ------           ---------
 Total dividends and distributions .................      (0.06)               (0.84)
                                                          ------           ---------
Net asset value, end of period .....................      $11.47           $   10.26
                                                          ======           =========
Total return (d) ...................................       12.36%              (2.54)%
                                                          ======           =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $5,582           $   3,286
Ratio of expenses to average net assets ............     1.32% (b)              1.38%(b)
Ratio of net investment income to average net
 assets ............................................     1.20% (b)              0.20%(b)
Portfolio turnover rate ............................       26%                    59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                         CLASS IA
                               ---------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                                 YEAR ENDED DECEMBER 31,
                                    JUNE 30,     ---------------------------------------------------------------------------
                                      1998            1997           1996           1995            1994           1993*
                               ----------------- -------------- -------------- -------------- --------------- --------------
                                  (UNAUDITED)
Net asset value, beginning
 of period (a) ...............     $  36.22        $    35.85     $    35.68     $    30.63         $    31.89     $    29.81
                                   --------        ----------     ----------     ----------         ---------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .....................         0.02              0.04           0.09           0.10              0.04            0.09
 Net realized and
  unrealized gain (loss)
  on investments .............         3.32              3.71           7.52           9.54             (1.26)           4.91
                                   --------        ----------     ----------     ----------         ---------      ----------
 Total from investment
  operations .................         3.34              3.75           7.61           9.64             (1.22)           5.00
                                   --------        ----------     ----------     ----------         ---------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........        (0.02)            (0.05)         (0.09)         (0.10)            (0.04)          (0.09)
 Dividends in excess of
  net investment
  income .....................           --                --          (0.00)            --                --              --
 Distributions from
  realized gains..............           --             (3.33)         (7.33)         (4.49)               --           (2.75)
 Distributions in excess
  of realized gains ..........           --                --          (0.02)            --                --           (0.07)
 Tax return of capital
  distributions ..............           --                --             --             --             (0.00)          (0.01)
                                   --------        ----------     ----------     ----------         ---------      ----------
 Total dividends and
  distributions ..............        (0.02)            (3.38)         (7.44)         (4.59)            (0.04)          (2.92)
                                   --------        ----------     ----------     ----------         ---------      ----------
Net asset value, end of
 period ......................     $  39.54        $    36.22     $    35.85     $    35.68         $    30.63     $    31.89
                                   ========        ==========     ==========     ==========         =========      ==========
Total return (d) .............         9.23%            10.94%         22.20%         31.63%             (3.81)%        16.77%
                                   ========        ==========     ==========     ==========         =========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................     $4,895,216      $4,589,771     $3,865,256     $2,700,515     $1,832,164     $1,557,332
Ratio of expenses to
 average net assets ..........         0.56%(b)          0.54%          0.48%          0.49%         0.49%           0.49%
Ratio of net investment
 income (loss) to average
 net assets ..................         0.13%(b)          0.11%          0.24%          0.28%  0.12 %                 0.28%
Portfolio turnover rate ......           49%              123%           108%           127%           92%             89%

                                                    CLASS IB
                               ---------------------------------------------------
                                   SIX MONTHS                       OCTOBER 2,
                                     ENDED         YEAR ENDED         1996 TO
                                    JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                      1998            1997             1996
                               ----------------- -------------- ------------------
                                  (UNAUDITED)
Net asset value, beginning
 of period (a) ...............   $    36.13         $ 35.83        $    37.28
                                 ----------         -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .....................        (0.02)          (0.11)            (0.01)
 Net realized and
  unrealized gain (loss)
  on investments .............         3.31            3.77              0.85
                                 ----------         -------        ----------
 Total from investment
  operations .................         3.29            3.66              0.84
                                 ----------         -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........           --           (0.03)               --
 Dividends in excess of
  net investment
  income .....................           --              --             (0.02)
 Distributions from
  realized gains..............           --           (3.33)            (0.23)
 Distributions in excess
  of realized gains ..........           --              --             (2.04)
 Tax return of capital
  distributions ..............           --              --                --
                                 ----------         -------        ----------
 Total dividends and
  distributions ..............           --           (3.36)            (2.29)
                                 ----------         -------        ----------
Net asset value, end of
 period ......................   $    39.42         $ 36.13        $    35.83
                                 ==========         =======        ==========
Total return (d) .............         9.10%          10.66%             2.32%
                                 ==========         =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................   $  127,199         $73,486        $      613
Ratio of expenses to
 average net assets ..........         0.81% (b)       0.81%             0.73%(b)
Ratio of net investment
 income (loss) to average
 net assets ..................        (0.12)%(b)      (0.28)%           (0.10)%(b)
Portfolio turnover rate ......           49%            123%              108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                                          CLASS IA                          CLASS IB
                                                               ------------------------------   ----------------------------
                                                                  SIX MONTHS       MAY 1,        SIX MONTHS        MAY 1,
                                                                    ENDED          1997 TO          ENDED          1997 TO
                                                                   JUNE 30,     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                     1998           1997            1998            1997
                                                               --------------- --------------   ----------      ------------
                                                                 (UNAUDITED)                     (UNAUDITED)
Net asset value, beginning of period (a) .....................    $ 12.35        $  10.00       $    12.34       $    10.00
                                                                  -------        --------       ----------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................         --            0.01            (0.01)           (0.01)
 Net realized and unrealized gain on investments .............       1.02            2.65             1.01             2.65
                                                                  -------        --------       ----------       ----------
 Total from investment operations ............................       1.02            2.66             1.00             2.64
                                                                  -------        --------       ----------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.00)          (0.01)              --            (0.00)
 Distributions from realized gains ...........................         --           (0.30)              --            (0.30)
                                                                  -------        --------       ----------       ----------
 Total dividends and distributions ...........................      (0.00)          (0.31)              --            (0.30)
                                                                  -------        --------       ----------       ----------
Net asset value, end of period ...............................    $ 13.37        $  12.35       $    13.34       $    12.34
                                                                  =======        ========       ==========       ==========
Total return (d) .............................................       8.21%          26.74%            8.13%           26.57%
                                                                  =======        ========       ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................    $186,354       $ 94,676       $   90,282       $   46,324
Ratio of expenses to average net assets ......................       0.97%(b)        0.95%(b)         1.20%(b)         1.15%(b)
Ratio of net investment income (loss) to average net assets ..       0.06%(b)        0.10%(b)        (0.19)%(b)       (0.12)%(b)
Portfolio turnover rate ......................................         44%             96%              44%              96%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                     CLASS IA
                                ----------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                    SIX MONTHS    ----------------------------------------------------------------
                                      ENDED
                                     JUNE 30,
                                       1998           1997         1996         1995         1994         1993*
                                ----------------- ------------ ------------ ------------ ------------ ------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ................    $   11.89        $  11.29     $  11.52     $  10.15     $ 11.12       $  10.94
                                   ---------        --------     --------     --------     -------       --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ........         0.25            0.49         0.50         0.60        0.55           0.52
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................         0.69            0.97         0.07         1.43       (1.00)          0.65
                                   ---------        --------     --------     --------     -------       --------
 Total from investment
  operations ..................         0.94            1.46         0.57         2.03       (0.45)          1.17
                                   ---------        --------     --------     --------     -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........        (0.24)          (0.49)       (0.51)       (0.59)      (0.52)         (0.50)
 Dividends in excess of net
  investment income ...........           --              --           --           --          --          (0.00)
 Distributions from
  realized gains ..............           --           (0.37)       (0.27)       (0.07)         --          (0.49)
 Distributions in excess of
  realized gains ..............           --              --        (0.02)          --          --             --
                                   ---------        --------     --------     --------     -------       --------
 Total dividends and
  distributions ...............        (0.24)          (0.86)       (0.80)       (0.66)      (0.52)         (0.99)
                                   ---------        --------     --------     --------     -------       --------
Net asset value, end of
 period .......................    $   12.59        $  11.89     $  11.29     $  11.52     $ 10.15       $  11.12
                                   =========        ========     ========     ========     =======       ========
Total return (d) ..............         7.93%          13.25%        5.21%       20.40%      (4.10)%        10.76%
                                   =========        ========     ========     ========     =======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ......................    $ 331,530        $307,847     $282,402     $252,101     $173,691      $114,418
Ratio of expenses to
 average net assets ...........         0.53%(b)        0.57%        0.61%        0.59%       0.59%         0.60%
Ratio of net investment
 income to average net
 assets .......................         4.08%(b)        4.17%        4.48%        5.48%       5.22%         4.49%
Portfolio turnover rate .......           43%            206%         181%         287%        228%          178%

                                            CLASS IB
                                ---------------------------------
                                    SIX MONTHS         MAY 1,
                                      ENDED           1997 TO
                                     JUNE 30,       DECEMBER 31,
                                       1998             1997
                                ----------------- ---------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ................    $   11.88         $  11.29
                                   ---------         --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ........         0.24             0.31
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................         0.69             1.01
                                   ---------         --------
 Total from investment
  operations ..................         0.93             1.32
                                   ---------         --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........        (0.22)           (0.36)
 Dividends in excess of net
  investment income ...........           --               --
 Distributions from
  realized gains ..............           --            (0.37)
 Distributions in excess of
  realized gains ..............           --               --
                                   ---------         --------
 Total dividends and
  distributions ...............        (0.22)           (0.73)
                                   ---------         --------
Net asset value, end of
 period .......................    $   12.59         $  11.88
                                   =========         ========
Total return (d) ..............         7.81%           11.84%
                                   =========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ......................    $  15,481         $  5,694
Ratio of expenses to
 average net assets ...........         0.78%(b)         0.80%(b)
Ratio of net investment
 income to average net
 assets .......................         3.85%(b)         3.82%(b)
Portfolio turnover rate .......           43%             206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE BALANCED PORTFOLIO:

                                                                           CLASS IA
                                                                        --------------
                                                      SIX MONTHS          YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                       JUNE 30,         --------------
                                                         1998                 1997
                                                  ------------------    --------------
                                                      (UNAUDITED)
Net asset value, beginning of period (a) ........     $  17.58            $    16.64
                                                      --------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.29                  0.58
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         1.65                  1.86
                                                      --------            ----------
 Total from investment operations ...............         1.94                  2.44
                                                      --------            ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        (0.28)                (0.59)
 Dividends in excess of net investment
  income ........................................           --                    --
 Distributions from realized gains ..............           --                 (0.91)
 Distributions in excess of realized gains ......           --                    --
 Tax return of capital distributions ............           --                    --
                                                      --------            ----------
 Total dividends and distributions ..............        (0.28)                (1.50)
                                                      --------            ----------
Net asset value, end of period ..................     $  19.24            $    17.58
                                                      ========            ==========
Total return (d) ................................        11.04%                15.06%
                                                      ========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,885,867            $1,724,089
Ratio of expenses to average net assets .........         0.45%(b)              0.45%
Ratio of net investment income to average net
 assets .........................................         3.09%(b)              3.30%
Portfolio turnover rate .........................           40%                  146%



                                                                            CLASS IA
                                                    -----------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                       1996           1995              1994           1993*
                                                    ----------     ----------         ---------      ----------
Net asset value, beginning of period (a) ........   $    16.76     $    14.87         $    16.67     $    16.19
                                                    ----------     ----------         ---------      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.53           0.54              0.45            0.50
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         1.31           2.36             (1.78)           1.46
                                                    ----------     ----------         ---------      ----------
 Total from investment operations ...............         1.84           2.90             (1.33)           1.96
                                                    ----------     ----------         ---------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        (0.53)         (0.54)            (0.44)          (0.50)
 Dividends in excess of net investment
  income ........................................           --             --             (0.03)             --
 Distributions from realized gains ..............        (1.40)         (0.47)               --           (0.95)
 Distributions in excess of realized gains ......        (0.03)            --                --           (0.03)
 Tax return of capital distributions ............           --             --             (0.00)             --
                                                    ----------     ----------         ---------      ----------
 Total dividends and distributions ..............        (1.96)         (1.01)            (0.47)          (1.48)
                                                    ----------     ----------         ---------      ----------
Net asset value, end of period ..................   $    16.64     $    16.76         $   14.87      $    16.67
                                                    ==========     ==========         =========      ==========
Total return (d) ................................        11.68%         19.75%            (8.02)%         12.28%
                                                    ==========     ==========         =========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,637,856     $1,523,142        $1,329,820      $1,364,640
Ratio of expenses to average net assets .........         0.41%          0.40%             0.39%           0.39%
Ratio of net investment income to average net
 assets .........................................         3.15%          3.33%             2.87%           2.99%
Portfolio turnover rate .........................          177%           186%              115%             99%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                                      CLASS IA
                               ---------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                             YEAR ENDED DECEMBER 31,
                                    JUNE 30,      --------------------------------------------------------------------
                                      1998             1997           1996          1995         1994         1993*
                               ------------------ -------------- -------------- ------------ ------------ ------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ...............     $  18.55         $    17.20     $    17.68     $  14.66     $ 15.61      $  14.69
                                   --------         ----------     ----------     --------     -------      --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........         0.21               0.41           0.40         0.57        0.50          0.43
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............         1.95               2.43           1.66         3.24       (0.98)         1.79
                                   --------         ----------     ----------     --------     -------      --------
 Total from investment
  operations .................         2.16               2.84           2.06         3.81       (0.48)         2.22
                                   --------         ----------     ----------     --------     -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........        (0.20)             (0.46)         (0.40)       (0.54)      (0.46)        (0.42)
 Dividends in excess of
  net investment
  income .....................           --                 --          (0.03)       (0.01)      (0.01)           --
 Distributions from
  realized gains..............           --              (1.03)         (2.10)       (0.24)         --         (0.88)
 Distributions in excess
  of realized gains ..........           --                 --          (0.01)          --          --            --
                                   --------         ----------     ----------     --------     -------      --------
 Total dividends and
  distributions ..............        (0.20)             (1.49)         (2.54)       (0.79)      (0.47)        (1.30)
                                   --------         ----------     ----------     --------     -------      --------
Net asset value, end of
 period ......................     $  20.51         $    18.55     $    17.20     $  17.68     $ 14.66      $  15.61
                                   ========         ==========     ==========     ========     =======      ========
Total return (d) .............        11.70%             16.87%         12.61%       26.37%      (3.15)%       15.26%
                                   ========         ==========     ==========     ========     =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................     $1,851,126       $1,630,389     $1,301,643     $896,134     $492,478     $278,467
Ratio of expenses to
 average net assets ..........         0.55%(b)           0.57%          0.57%        0.56%       0.59%         0.62%
Ratio of net investment
 income to average net
 assets ......................         2.15%(b)           2.18%          2.31%        3.43%       3.32%         2.71%
Portfolio turnover rate ......           50%               121%           190%         107%        131%          118%

                                                  CLASS IB
                               ----------------------------------------------
                                  SIX MONTHS                     OCTOBER 2,
                                    ENDED        YEAR ENDED       1996 TO
                                   JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                     1998           1997            1996
                               --------------- -------------- ---------------
                                 (UNAUDITED)
Net asset value, beginning
 of period (a) ...............    $  18.52        $ 17.19        $  16.78
                                  --------        -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........        0.19           0.36            0.07
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............        1.95           2.43            0.71
                                  --------        -------        --------
 Total from investment
  operations .................        2.14           2.79            0.78
                                  --------        -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........       (0.17)         (0.43)          (0.02)
 Dividends in excess of
  net investment
  income .....................          --             --           (0.09)
 Distributions from
  realized gains..............          --          (1.03)          (0.02)
 Distributions in excess
  of realized gains ..........          --             --           (0.24)
                                  --------        -------        --------
 Total dividends and
  distributions ..............       (0.17)         (1.46)          (0.37)
                                  --------        -------        --------
Net asset value, end of
 period ......................    $  20.49        $ 18.52        $  17.19
                                  ========        =======        ========
Total return (d) .............       11.56%         16.58%           4.64%
                                  ========        =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................    $ 60,504        $35,730        $    472
Ratio of expenses to
 average net assets ..........        0.80%(b)       0.82%           0.84%(b)
Ratio of net investment
 income to average net
 assets ......................        1.92%(b)       1.88%           1.69%(b)
Portfolio turnover rate ......          50%           121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1998

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

      Class IA:

      Alliance Common Stock Portfolio--June 16, 1975
      Alliance Money Market Portfolio--July 13, 1981
      Alliance Balanced Portfolio--January 27, 1986
      Alliance Aggressive Stock Portfolio--January 27, 1986
      Alliance High Yield Portfolio--January 2, 1987
      Alliance Global Portfolio--August 27, 1987
      Alliance Conservative Investors Portfolio--October 2, 1989
      Alliance Growth Investors Portfolio--October 2, 1989
      Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
      Alliance Growth and Income Portfolio--October 1, 1993
      Alliance Equity Index Portfolio--March 1, 1994
      Alliance International Portfolio--April 3, 1995
      Alliance Small Cap Growth Portfolio--May 1, 1997

      Class IB:

     Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
     Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)  Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                           MERRILL LYNCH    MERRILL LYNCH         MFS
                                                                            BASIC VALUE         WORLD       EMERGING GROWTH
                                                                               EQUITY          STRATEGY        COMPANIES
                                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                         ----------------- --------------- ----------------
ASSETS:
Investments at value (Note 1) ..........................................   $ 124,946,475     $29,030,939     $258,814,689
Cash ...................................................................             805              --           21,831
Foreign cash ...........................................................              --          34,292               --
Receivable for securities sold .........................................              --         102,671        1,499,294
Unrealized appreciation of forward currency contracts (Note 1) .........              --          61,306               --
Short-term investments held as collateral for loaned securities ........      20,123,100       3,083,740       62,970,340
Receivable from Separate Accounts for Trust shares sold ................       1,448,521         223,739        2,869,236
Receivable for forward commitments .....................................              --              --               --
Daily variation margin receivable on futures contracts .................              --              --               --
Dividends, interest and other receivables ..............................         122,092         170,593           29,589
Deferred organizational costs (Note 1) .................................          24,155          24,155           24,155
                                                                           -------------     -----------     ------------
  Total assets .........................................................     146,665,148      32,731,435      326,229,134
                                                                           -------------     -----------     ------------
LIABILITIES:
Payable to custodian ...................................................          11,521          18,272           30,981
Payable for securities purchased .......................................         513,674         983,253        3,363,972
Unrealized depreciation of forward currency contracts (Note 1) .........              --          20,995               --
Payable for deposits received for loaned securities ....................      20,123,100       3,083,740       62,970,340
Market value of swap agreements (Note 1) ...............................              --              --               --
Interest payable on swap agreements ....................................              --              --               --
Variation margin payable on futures contracts (Note 1) .................              --              --               --
Distribution fees payable ..............................................          46,404          10,947           91,490
Investment management fees payable .....................................         111,231          46,619          218,448
Trustees' fees payable .................................................           4,267           2,264            9,183
Payable to Separate Accounts for Trust shares redeemed .................          68,872           3,981           42,020
Forward commitments at value (Note 1) ..................................              --              --               --
Daily variation margin payable on futures contracts ....................              --              --               --
Overdraft payable ......................................................              --           2,118               --
Accrued expenses (Note 1) ..............................................          80,108          32,980          164,380
                                                                           -------------     -----------     ------------
  Total liabilities ....................................................      20,959,177       4,205,169       66,890,814
                                                                           -------------     -----------     ------------
NET ASSETS .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
Investments at cost ....................................................   $ 122,970,165     $27,266,550     $228,746,215
                                                                           =============     ===========     ============
Foreign cash at cost ...................................................              --     $    34,387               --
                                                                           =============     ===========     ============
Investments at value include repurchase agreements of ..................              --              --               --
                                                                           =============     ===========     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .......................................................   $ 118,117,343     $27,214,851     $230,283,557
 Accumulated undistributed (overdistributed) net investment income .....         594,019         230,265         (219,173)
 Accumulated undistributed (distributions in excess of) net realized
  gain (loss) ..........................................................       5,018,299        (722,009)        (794,482)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ..........................       1,976,310       1,803,159       30,068,418
                                                                           -------------     -----------     ------------
NET ASSETS .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
CLASS IB SHARES:
Net Assets .............................................................   $ 125,705,971     $28,526,266     $259,338,320
                                                                           =============     ===========     ============
Shares outstanding (Unlimited amount authorized: no par value) .........       9,527,575       2,543,919       17,889,192
                                                                           =============     ===========     ============
Net asset value, offering and redemption price per share (Note 1) ......   $       13.19     $     11.21     $      14.50
                                                                           =============     ===========     ============

See Notes to Financial Statements.

                                            EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM
        MFS              EQ/PUTNAM       GROWTH & INCOME     INTERNATIONAL       INVESTORS       T. ROWE PRICE
     RESEARCH            BALANCED             VALUE              EQUITY           GROWTH         EQUITY INCOME
     PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------   ----------------   -----------------   ---------------   --------------   -----------------

  $  253,810,827       $ 52,515,477       $ 320,504,482      $103,502,691      $ 96,965,844      $ 199,205,389
         115,540             11,633                 523            41,504            30,706                406
              24                 --                  --                --                --                 --
         986,692            193,507           6,041,956         2,001,474           125,341             18,573
              --             27,661                  --            61,261                --                 --
      46,364,830          9,412,753          42,154,551         3,601,700        16,147,100         34,638,064
       2,337,897            436,861           2,930,300         1,127,642           872,700          2,114,618
              --            336,257                  --                --                --                 --
              --                 --                  --                --                --                 --
         237,559            291,831             583,248           310,472            51,353            402,502
          24,155             24,155              24,155            24,155            24,155             24,155
  --------------       ------------       -------------      ------------      ------------      -------------
     303,877,524         63,250,135         372,239,215       110,670,899       114,217,199        236,403,707
  --------------       ------------       -------------      ------------      ------------      -------------
          30,961             21,429              54,277            69,287             9,989             23,967
       1,042,235          1,292,422           7,866,346         3,060,906         2,371,736          1,595,578
              --             26,305                  --           210,429                --                 --
      46,364,830          9,412,753          42,154,551         3,601,700        16,147,100         34,638,064
              --                 --                  --                --                --                 --
              --                 --                  --                --                --                 --
              --                 --                  --                --                --                 --
          92,413             19,135             120,336            38,464            32,898             77,269
         225,831             53,693             287,593           143,064            82,286            193,328
          10,013              2,935              12,348             5,353             3,967              8,948
          25,708            147,314              34,910                --                --             31,544
              --            333,024                  --                --                --                 --
              --                 --                  --                --                --                 --
              --                 --                  --             7,291                --                 --
         176,565             46,530             223,767            86,714            66,316            156,565
  --------------       ------------       -------------      ------------      ------------      -------------
      47,968,556         11,355,540          50,754,128         7,223,208        18,714,292         36,725,263
  --------------       ------------       -------------      ------------      ------------      -------------
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
  $  227,225,440       $ 50,673,751       $ 309,656,871      $ 91,780,724      $ 82,129,018      $ 190,671,176
  ==============       ============       =============      ============      ============      =============
  $           25                 --                  --                --                --                 --
  ==============       ============       =============      ============      ============      =============
              --       $  3,135,000       $  15,574,000      $ 11,534,000      $  4,828,000                 --
  ==============       ============       =============      ============      ============      =============
  $  226,876,390       $ 48,377,547       $ 305,105,103      $ 91,230,852      $ 80,624,195      $ 186,803,782
         395,630            544,256           1,476,911           716,102            62,688          1,688,760
       2,051,879          1,128,207           4,055,462           (63,476)          (20,801)         2,651,458

      26,585,069          1,844,585          10,847,611        11,564,213        14,836,825          8,534,444
  --------------       ------------       -------------      ------------      ------------      -------------
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
  $  255,908,968       $ 51,894,595       $ 321,485,087      $103,447,691      $ 95,502,907      $ 199,678,444
  ==============       ============       =============      ============      ============      =============
      18,694,573          4,284,557          25,774,857         7,916,516         6,319,027         15,546,264
  ==============       ============       =============      ============      ============      =============
  $        13.69       $      12.11       $       12.47      $      13.07      $      15.11      $       12.84
  ==============       ============       =============      ============      ============      =============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                                                             MORGAN STANLEY
                                                                            T. ROWE PRICE   WARBURG PINCUS      EMERGING
                                                                            INTERNATIONAL    SMALL COMPANY      MARKETS
                                                                                STOCK            VALUE           EQUITY
                                                                              PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                           --------------- ---------------- ---------------
ASSETS:
Investments at value (Note 1) ............................................  $111,253,099    $ 182,701,251    $ 28,472,295
Cash .....................................................................    10,114,321              877       5,050,598
Foreign cash .............................................................            --               --         151,635
Receivable for securities sold ...........................................         8,428          793,477          19,622
Unrealized appreciation of forward currency contracts (Note 1) ...........        15,132               --         141,362
Short-term investments held as collateral for loaned securities ..........     2,102,778       17,272,300          95,420
Receivable from Separate Accounts for Trust shares sold ..................     1,001,644        1,398,763         721,996
Receivable for forward commitments .......................................            --               --              --
Daily variation margin receivable on futures contracts ...................            --               --              --
Dividends, interest and other receivables ................................       287,319           92,382         124,406
Deferred organizational costs (Note 1) ...................................        24,155           24,155          26,071
                                                                            ------------    -------------    ------------
  Total assets ...........................................................   124,806,876      202,283,205      34,803,405
                                                                            ------------    -------------    ------------
LIABILITIES:
Payable to custodian .....................................................        74,107           16,204          35,777
Payable for securities purchased .........................................     6,867,385        3,411,099         257,177
Unrealized depreciation of forward currency contracts (Note 1) ...........         2,103               --          20,899
Payable for deposits received for loaned securities ......................     2,102,778       17,272,300          95,420
Market value of swap agreement (Note 1) ..................................            --               --         128,364
Interest payable on swap agreement .......................................            --               --           3,936
Variation margin payable on futures contracts (Note 1) ...................            --               --              --
Distribution fees payable ................................................        44,520           70,599          13,407
Investment management fees payable .......................................       186,838          249,760          68,211
Trustees' fees payable ...................................................         7,785           10,476           1,610
Payable to Separate Accounts for Trust shares redeemed ...................       349,991           88,702         159,328
Forward commitments at value .............................................            --               --              --
Daily variation margin payable on futures contracts ......................            --               --              --
Overdraft payable ........................................................            --               --              --
Accrued expenses (Note 1) ................................................       118,456          163,188          36,953
                                                                            ------------    -------------    ------------
  Total liabilities ......................................................     9,753,963       21,282,328         821,082
                                                                            ------------    -------------    ------------
NET ASSETS ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
Investments at cost ......................................................  $104,517,554    $ 176,034,160    $ 36,451,778
                                                                            ============    =============    ============
Foreign cash at cost .....................................................            --               --    $    160,962
                                                                            ============    =============    ============
Investments at value include repurchase agreements of ....................            --    $  17,191,000              --
                                                                            ============    =============    ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .........................................................  $109,157,685    $ 172,596,769    $ 43,964,975
 Accumulated undistributed (overdistributed) net investment income .......       641,355          251,185         172,266
 Accumulated undistributed (distributions in excess of) net realized
  gain (loss) ............................................................    (1,448,982)       1,485,832      (2,154,731)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ............................     6,702,855        6,667,091      (8,000,187)
                                                                            ------------    -------------    ------------
NET ASSETS ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
CLASS IB SHARES:
Net Assets ...............................................................  $115,052,913    $ 181,000,877    $ 33,982,323
                                                                            ============    =============    ============
Shares outstanding (Unlimited amount authorized: no par value) ...........    10,366,644       14,319,215       5,252,820
                                                                            ============    =============    ============
Net asset value, offering and redemption price per share (Note 1) ........  $      11.10    $       12.64    $       6.47
                                                                            ============    =============    ============

See Notes to Financial Statements.

                                           BT
       BT                 BT              SMALL                               LAZARD            LAZARD
   EQUITY 500       INTERNATIONAL        COMPANY             JPM             LARGE CAP         SMALL CAP
      INDEX          EQUITY INDEX         INDEX           CORE BOND            VALUE             VALUE
    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
----------------   ---------------   --------------   ----------------   ----------------   --------------
 $  81,375,070       $27,674,735      $19,877,827       $ 31,539,126       $ 29,820,236      $ 28,607,687
            --             5,468               --              1,632              4,723             3,249
            --           708,668               --                 --                 --                --
         5,584                --            4,269                 --             18,407             1,721
            --             2,626               --             29,458                 --                --
       213,144                --        1,289,180            963,280          1,867,744         1,992,400
     1,928,182           802,169               --            474,794            527,747           250,575
            --                --               --          2,160,264                 --                --
            --                --               --              5,094                 --                --
        66,376            49,686           20,775            333,234             32,554            16,634
        28,233            28,233           28,233             28,233             28,233            28,233
 -------------       -----------      -----------       ------------       ------------      ------------
    83,616,589        29,271,585       21,220,284         35,535,115         32,299,644        30,900,499
 -------------       -----------      -----------       ------------       ------------      ------------
        18,347             1,533           28,697              4,258              8,148             8,550
        72,311            38,186               --          3,187,329          2,288,281         2,005,042
            --               402               --                 --                 --                --
       213,144                --        1,289,180            963,280          1,867,744         1,992,400
            --                --               --                 --                 --                --
            --                --               --                 --                 --                --
            --                --               --                 --                 --                --
        26,020            10,350            7,345              9,688              8,395             8,732
        27,861            77,703           10,833             60,264             31,581            36,109
           797               655              435                317                203               283
            --                --               --                 --                 --                --
            --                --               --          2,158,220                 --                --
         3,924             9,467           24,256                 --                 --                --
        32,795                --            2,909                 --                 --                --
        36,106            35,199           30,628             23,927             22,384            21,709
 -------------       -----------      -----------       ------------       ------------      ------------
       431,305           173,495        1,394,283          6,407,283          4,226,736         4,072,825
 -------------       -----------      -----------       ------------       ------------      ------------
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
 $  77,909,613       $25,347,100      $19,690,251       $ 31,430,508       $ 29,319,422      $ 29,704,193
 =============       ===========      ===========       ============       ============      ============
            --       $   707,583               --                 --                 --                --
 =============       ===========      ===========       ============       ============      ============
            --                --               --                 --                 --                --
 =============       ===========      ===========       ============       ============      ============
 $  79,549,184       $26,542,400      $19,554,811       $ 28,573,514       $ 27,392,581      $ 27,765,632
       257,064           218,313           79,073            350,881             84,698            30,798
       (74,550)          (20,379)         (80,206)            47,124             94,815           127,750
     3,453,586         2,357,756          272,323            156,313            500,814        (1,096,506)
 -------------       -----------      -----------       ------------       ------------      ------------
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
 $  83,185,284       $29,098,090      $19,826,001       $ 29,127,832       $ 28,072,908      $ 26,827,674
 =============       ===========      ===========       ============       ============      ============
     7,252,754         2,513,612        1,897,706          2,803,825          2,497,950         2,669,741
 =============       ===========      ===========       ============       ============      ============
 $       11.47       $     11.58      $     10.45       $      10.39       $      11.24      $      10.05
 =============       ===========      ===========       ============       ============      ============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (Unaudited)

                                                                   MERRILL LYNCH     MERRILL LYNCH           MFS
                                                                    BASIC VALUE          WORLD         EMERGING GROWTH
                                                                       EQUITY           STRATEGY          COMPANIES
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  ---------------   ---------------   ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends ...................................................     $  505,016        $  168,982        $   113,390
  Interest ....................................................        426,836           201,662            341,632
  Securities lending--Net .....................................         12,387             4,407             46,060
                                                                    ----------        ----------        -----------
   Total income ...............................................        944,239           375,051            501,082
                                                                    ----------        ----------        -----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................................        234,316            80,501            465,196
  Administrative fees .........................................         37,263            23,915             62,710
  Custody fees ................................................         14,479            25,010             39,226
  Distribution fees--Class IB .................................        106,507            28,750            211,453
  Printing and mailing expenses ...............................         28,172             8,427             56,636
  Professional fees ...........................................         16,200             3,592             32,229
  Interest expense on swap agreements .........................             --                --                 --
  Trustees' fees (Note 7) .....................................          3,708             1,351              7,141
  Amortization of deferred organizational expense .............          3,146             3,146              3,146
  Miscellaneous ...............................................          2,139             1,133              3,980
                                                                    ----------        ----------        -----------
   Gross expenses .............................................        445,930           175,825            881,717
                                                                    ----------        ----------        -----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................        (83,234)          (37,253)          (161,975)
  Reimbursement from investment manager .......................             --                --                 --
                                                                    ----------        ----------        -----------
   Total waivers and reimbursements ...........................        (83,234)          (37,253)          (161,975)
                                                                    ----------        ----------        -----------
   Net expenses ...............................................        362,696           138,572            719,742
                                                                    ----------        ----------        -----------
NET INVESTMENT INCOME .........................................        581,543           236,479           (218,660)
                                                                    ----------        ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss):
  On securities ...............................................      5,041,501          (371,792)            71,420
  On swap agreements ..........................................             --                --                 --
  On options written ..........................................             --                --                 --
  On foreign currency transactions ............................             --            65,446               (896)
  On futures contracts ........................................             --                --                 --
                                                                    ----------        ----------        -----------
 Realized gain (loss)--net ....................................      5,041,501          (306,346)            70,524
                                                                    ----------        ----------        -----------
 Change in Unrealized Appreciation (Depreciation):
  On securities ...............................................      2,023,740         1,834,237         29,828,432
  On swap agreements ..........................................             --                --                 --
  On options written ..........................................             --                --                 --
  On foreign currency translations ............................             --            55,463                106
  On forward commitments ......................................             --                --                 --
  On futures contracts ........................................             --                --                 --
                                                                    ----------        ----------        -----------
 Unrealized appreciation (depreciation)--net ..................      2,023,740         1,889,700         29,828,538
                                                                    ----------        ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................      7,065,241         1,583,354         29,899,062
                                                                    ----------        ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........     $7,646,784        $1,819,833        $29,680,402
                                                                    ==========        ==========        ===========
*Foreign taxes withheld on dividends ..........................             --        $   18,874        $     1,912
                                                                    ==========        ==========        ===========
*Foreign taxes withheld on interest ...........................             --                --                 --
                                                                    ==========        ==========        ===========

See Notes to Financial Statements.

                                      EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM
      MFS           EQ/PUTNAM      GROWTH & INCOME     INTERNATIONAL       INVESTORS      T. ROWE PRICE
    RESEARCH         BALANCED           VALUE              EQUITY           GROWTH        EQUITY INCOME
   PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
---------------   -------------   -----------------   ---------------   --------------   --------------
  $   871,981      $  260,218        $ 2,082,361        $   939,533      $   241,458       $1,951,320
      271,685         459,969            363,787            169,151           80,645          369,212
       25,232           7,266             22,984              3,830            4,557           17,435
  -----------      ----------        -----------        -----------      -----------       ----------
    1,168,898         727,453          2,469,132          1,112,514          326,660        2,337,967
  -----------      ----------        -----------        -----------      -----------       ----------
      487,331         103,243            641,629            267,637          170,703          421,000
       63,406          28,069             77,362             39,785           32,293           57,595
       38,607          28,486             64,592             88,792           14,875           25,356
      221,514          46,929            291,649             95,585           77,592          191,364
       63,020          12,934             83,045             26,687           21,685           55,205
       35,960           7,539             47,629             15,822           12,295           31,396
           --              --                 --                 --               --               --
        7,922           1,919             10,432              3,699            2,963            6,866
        3,146           3,146              3,146              3,146            3,146            3,146
        4,121           1,399              5,245              4,892            1,770            3,668
  -----------      ----------        -----------        -----------      -----------       ----------
      925,027         233,664          1,224,729            546,045          337,322          795,596
  -----------      ----------        -----------        -----------      -----------       ----------
     (171,298)        (64,148)          (232,550)           (86,668)         (72,938)        (144,388)
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
     (171,298)        (64,148)          (232,550)           (86,668)         (72,938)        (144,388)
  -----------      ----------        -----------        -----------      -----------       ----------
      753,729         169,516            992,179            459,377          264,384          651,208
  -----------      ----------        -----------        -----------      -----------       ----------
      415,169         557,937          1,476,953            653,137           62,276        1,686,759
  -----------      ----------        -----------        -----------      -----------       ----------
    2,919,156       1,042,877          4,468,625             73,508          209,843        2,565,296
           --              --                 --                 --               --               --
           --              30                 --                 --               --               --
       (4,053)        (21,592)                --             42,277               --           (4,963)
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
    2,915,103       1,021,315          4,468,625            115,785          209,843        2,560,333
  -----------      ----------        -----------        -----------      -----------       ----------
   25,009,634       1,000,590          8,032,698         11,898,514       12,298,433        3,087,768
           --              --                 --                 --               --               --
           --              --                 --                 --               --               --
           54           2,813                 --           (112,231)              --              661
           --              --                 --                 --               --               --
           --              --                 --                 --               --               --
  -----------      ----------        -----------        -----------      -----------       ----------
   25,009,688       1,003,403          8,032,698         11,786,283       12,298,433        3,088,429
  -----------      ----------        -----------        -----------      -----------       ----------
   27,924,791       2,024,718         12,501,323         11,902,068       12,508,276        5,648,762
  -----------      ----------        -----------        -----------      -----------       ----------
  $28,339,960      $2,582,655        $13,978,276        $12,555,205      $12,570,552       $7,335,521
  ===========      ==========        ===========        ===========      ===========       ==========
  $     7,297      $      117                 --        $   136,634               --       $    6,091
  ===========      ==========        ===========        ===========      ===========       ==========
           --      $      148                 --                 --               --               --
  ===========      ==========        ===========        ===========      ===========       ==========

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (Unaudited)

                                                                                                        MORGAN STANLEY
                                                                   T. ROWE PRICE     WARBURG PINCUS        EMERGING
                                                                   INTERNATIONAL      SMALL COMPANY        MARKETS
                                                                       STOCK              VALUE             EQUITY
                                                                     PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                  ---------------   ----------------   ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends ...................................................    $  1,059,252        $  584,386       $    289,115
  Interest ....................................................         155,012           414,206             95,353
  Securities lending---Net ....................................           2,642            11,437                 81
                                                                   ------------        ----------       ------------
   Total income ...............................................       1,216,906         1,010,029            384,549
                                                                   ------------        ----------       ------------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fee ...................................         346,500           492,859            161,061
  Administrative fees .........................................          52,770            55,240             26,925
  Custody fees ................................................          73,796            18,800             74,592
  Distribution fees--Class IB .................................         115,460           189,561             35,013
  Printing and mailing expenses ...............................          32,093            55,759             10,543
  Professional fees ...........................................          19,173            26,660              6,629
  Interest expense on swap agreements .........................              --                --                 --
  Trustees' fees (Note 7) .....................................           4,366             7,215              1,349
  Amortization of deferred organizational expense .............           3,146             3,146              3,136
  Miscellaneous ...............................................           5,667             4,000              5,536
                                                                   ------------        ----------       ------------
   Gross expenses .............................................         652,971           853,240            324,784
                                                                   ------------        ----------       ------------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fee .........................         (97,797)          (94,424)           (79,211)
  Reimbursement from investment manager .......................              --                --                 --
                                                                   ------------        ----------       ------------
   Total waivers and reimbursements ...........................         (97,797)          (94,424)           (79,211)
                                                                   ------------        ----------       ------------
   Net expenses ...............................................         555,174           758,816            245,573
                                                                   ------------        ----------       ------------
NET INVESTMENT INCOME .........................................         661,732           251,213            138,976
                                                                   ------------        ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss):
  On securities ...............................................      (1,182,851)        2,951,790         (1,614,444)
  On swap agreements ..........................................              --                --            (94,066)
  On options written ..........................................              --                --                 --
  On foreign currency transactions ............................         (40,792)               --            (65,599)
  On futures contracts ........................................              --                --                 --
                                                                   ------------        ----------       ------------
 Realized gain (loss)--net ....................................      (1,223,643)        2,951,790         (1,774,109)
                                                                   ------------        ----------       ------------
 Change in Unrealized Appreciation (Depreciation):
  On securities ...............................................      10,348,857         6,227,608         (5,069,360)
  On swap agreements ..........................................              --                --            (55,767)
  On options written ..........................................              --                --                 --
  On foreign currency translations ............................         (29,182)               --            108,814
  On forward commitments ......................................              --                --                 --
  On futures contracts ........................................              --                --                 --
                                                                   ------------        ----------       ------------
 Unrealized appreciation (depreciation)--net ..................      10,319,675         6,227,608         (5,016,313)
                                                                   ------------        ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................       9,096,032         9,179,398         (6,790,422)
                                                                   ------------        ----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $  9,757,764        $9,430,611       $ (6,651,446)
                                                                   ============        ==========       ============
*Foreign taxes withheld on dividends ..........................    $    146,573                --       $     18,330
                                                                   ============        ==========       ============
*Foreign taxes withheld on interest ...........................              --                --                 --
                                                                   ============        ==========       ============

See Notes to Financial Statements.

                                    BT
      BT             BT           SMALL                    LAZARD        LAZARD
  EQUITY 500   INTERNATIONAL     COMPANY        JPM      LARGE CAP     SMALL CAP
    INDEX       EQUITY INDEX      INDEX      CORE BOND     VALUE         VALUE
  PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
------------- --------------- ------------- ----------- ----------- ---------------
 $  228,713     $  230,946     $   82,554    $   8,327   $  92,310   $     48,237
    123,180         67,267         36,728      397,948      41,382         57,541
         --             27            760          487         156            287
 ----------     ----------     ----------    ---------   ---------   ------------
    351,893        298,240        120,042      406,762     133,848        106,065
 ----------     ----------     ----------    ---------   ---------   ------------
     43,104         34,968         17,070       31,433      30,036         50,178
     26,555         31,341         32,255       18,854      19,197         17,351
     21,946         19,526         39,203        4,898       9,143          9,859
     43,105         24,977         17,070       17,463      13,653         15,681
      8,451          7,556          5,007        3,661       2,345          3,263
      4,963          4,442          2,944        2,153       1,380          1,919
         --             --             --           --          --             --
      1,103            990            654          469         297            419
      3,108          3,108          3,108        3,108       3,108          3,108
        480            497            296          262         185            268
 ----------     ----------     ----------    ---------   ---------   ------------
    152,815        127,405        117,607       82,301      79,344        102,046
 ----------     ----------     ----------    ---------   ---------   ------------
    (43,104)       (34,968)       (17,070)     (26,420)    (30,036)       (26,779)
    (14,882)       (12,510)       (59,568)          --        (158)            --
 ----------     ----------     ----------    ---------   ---------   ------------
    (57,986)       (47,478)       (76,638)     (26,420)    (30,194)       (26,779)
 ----------     ----------     ----------    ---------   ---------   ------------
     94,829         79,927         40,969       55,881      49,150         75,267
 ----------     ----------     ----------    ---------   ---------   ------------
    257,064        218,313         79,073      350,881      84,698         30,798
 ----------     ----------     ----------    ---------   ---------   ------------
      3,318         37,976       (103,279)      47,978      94,815        127,750
         --             --             --           --          --             --
         --             --             --           --          --             --
         --       (157,750)            --         (854)         --             --
    (77,868)        99,395         23,073           --          --             --
 ----------     ----------     ----------    ---------   ---------   ------------
    (74,550)       (20,379)       (80,206)      47,124      94,815        127,750
 ----------     ----------     ----------    ---------   ---------   ------------
  3,465,456      2,327,635        187,576      108,618     500,814     (1,096,506)
         --             --             --           --          --             --
         --             --             --           --          --             --
    (11,870)        16,038             --       28,984          --             --
         --             --             --        2,044          --             --
         --         14,083         84,747       16,667          --             --
 ----------     ----------     ----------    ---------   ---------   ------------
  3,453,586      2,357,756        272,323      156,313     500,814     (1,096,506)
 ----------     ----------     ----------    ---------   ---------   ------------
  3,379,036      2,337,377        192,117      203,437     595,629       (968,756)
 ----------     ----------     ----------    ---------   ---------   ------------
 $3,636,100     $2,555,690     $  271,190    $ 554,318   $ 680,327   $   (937,958)
 ==========     ==========     ==========    =========   =========   ============
         --             --             --           --          --             --
 ==========     ==========     ==========    =========   =========   ============
         --             --             --           --          --             --
 ==========     ==========     ==========    =========   =========   ============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MERRILL LYNCH BASIC VALUE EQUITY
                                                                                PORTFOLIO
                                                                   ------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED          MAY 1, 1997*
                                                                     JUNE 30, 1998           TO
                                                                      (UNAUDITED)    DECEMBER 31, 1997
                                                                   ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................  $     581,543      $    255,492
 Realized gain (loss)--net .......................................      5,041,501           209,710
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ................................................      2,023,740           (47,430)
                                                                    -------------      ------------
 Net increase (decrease) in net assets from operations ...........      7,646,784           417,772
                                                                    -------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income ...........................             --          (247,223)
  Dividends in excess of net investment income ...................             --                --
  Distributions from realized gains ..............................             --          (209,710)
  Distributions in excess of realized gains ......................             --           (23,202)
                                                                    -------------      ------------
 Total Class IB dividends and distributions ......................             --          (480,135)
                                                                    -------------      ------------
 Decrease in net assets from dividends and distributions .........             --          (480,135)
                                                                    -------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ....................................................     90,921,608        53,828,437
  Shares issued in reinvestment of dividends and
   distributions .................................................             --           480,135
  Shares redeemed ................................................    (22,357,465)       (4,751,165)
                                                                    -------------      ------------
 Net increase in net assets derived from share
  transactions ...................................................     68,564,143        49,557,407
                                                                    -------------      ------------
INCREASE IN NET ASSETS ...........................................     76,210,927        49,495,044
NET ASSETS, BEGINNING OF PERIOD ..................................     49,495,044                --
                                                                    -------------      ------------
NET ASSETS, END OF PERIOD ........................................  $ 125,705,971      $ 49,495,044
                                                                    =============      ============
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ......................  $     594,019      $     12,476
                                                                    =============      ============
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ....................................................      6,960,785         4,633,508
  Shares issued in reinvestment of dividends and
   distributions .................................................             --            42,265
  Shares redeemed ................................................     (1,706,815)         (402,168)
                                                                    -------------      ------------
 Net increase ....................................................      5,253,970         4,273,605
                                                                    -------------      ------------
                                                                      MERRILL LYNCH WORLD STRATEGY
                                                                               PORTFOLIO
                                                                   ----------------------------------
                                                                      SIX MONTHS
                                                                        ENDED         MAY 1, 1997*
                                                                    JUNE 30, 1998          TO
                                                                     (UNAUDITED)    DECEMBER 31, 1997
                                                                   --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................  $    236,479      $    133,437
 Realized gain (loss)--net .......................................      (306,346)         (294,596)
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ................................................     1,889,700           (86,541)
                                                                    ------------      ------------
 Net increase (decrease) in net assets from operations ...........     1,819,833          (247,700)
                                                                    ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income ...........................            --           (75,981)
  Dividends in excess of net investment income ...................            --            (6,214)
  Distributions from realized gains ..............................            --                --
  Distributions in excess of realized gains ......................            --          (187,184)
                                                                    ------------      ------------
 Total Class IB dividends and distributions ......................            --          (269,379)
                                                                    ------------      ------------
 Decrease in net assets from dividends and distributions .........            --          (269,379)
                                                                    ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ....................................................    13,687,936        24,010,398
  Shares issued in reinvestment of dividends and
   distributions .................................................            --           269,379
  Shares redeemed ................................................    (5,191,953)       (5,552,248)
                                                                    ------------      ------------
 Net increase in net assets derived from share
  transactions ...................................................     8,495,983        18,727,529
                                                                    ------------      ------------
INCREASE IN NET ASSETS ...........................................    10,315,816        18,210,450
NET ASSETS, BEGINNING OF PERIOD ..................................    18,210,450                --
                                                                    ------------      ------------
NET ASSETS, END OF PERIOD ........................................  $ 28,526,266      $ 18,210,450
                                                                    ============      ============
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ......................  $    230,265      $     (6,214)
                                                                    ============      ============
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ....................................................     1,252,941         2,241,153
  Shares issued in reinvestment of dividends and
   distributions .................................................            --            26,332
  Shares redeemed ................................................      (474,939)         (501,568)
                                                                    ------------      ------------
 Net increase ....................................................       778,002         1,765,917
                                                                    ------------      ------------

---------
*     Commencement of Operations

See Notes to Financial Statements.

    MFS EMERGING GROWTH COMPANIES
              PORTFOLIO                      MFS RESEARCH PORTFOLIO
------------------------------------- ------------------------------------
    SIX MONTHS                           SIX MONTHS
      ENDED           MAY 1, 1997*          ENDED          MAY 1, 1997*
  JUNE 30, 1998            TO           JUNE 30, 1998           TO
   (UNAUDITED)     DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
----------------- ------------------- ---------------- -------------------
 $      (218,660)    $     189,683     $     415,169      $    219,276
          70,524         1,472,642         2,915,103           104,995


      29,828,538           239,880        25,009,688         1,575,381
 ---------------     -------------     -------------      ------------
      29,680,402         1,902,205        28,339,960         1,899,652
 ---------------     -------------     -------------      ------------
              --          (191,439)               --          (225,007)
              --              (513)               --           (19,539)
              --        (1,475,542)               --          (107,634)
              --          (865,006)               --          (863,224)
 ---------------     -------------     -------------      ------------
              --        (2,532,500)               --        (1,215,404)
 ---------------     -------------     -------------      ------------
              --        (2,532,500)               --        (1,215,404)
 ---------------     -------------     -------------      ------------
     249,793,199       146,747,168       123,691,318       120,065,201

              --         2,532,500                --         1,215,404
    (121,952,524)      (46,832,130)      (12,876,774)       (5,210,389)
 ---------------     -------------     -------------      ------------

     127,840,675       102,447,538       110,814,544       116,070,216
 ---------------     -------------     -------------      ------------
     157,521,077       101,817,243       139,154,504       116,754,464
     101,817,243                --       116,754,464                --
 ---------------     -------------     -------------      ------------
 $   259,338,320     $ 101,817,243     $ 255,908,968      $116,754,464
 ===============     =============     =============      ============

 $      (219,173)    $        (513)    $     395,630      $    (19,539)
 ===============     =============     =============      ============
      18,203,550        12,281,631         9,520,957        10,512,264

              --           219,454                --           108,421
      (8,855,119)       (3,960,324)         (997,315)         (449,754)
 ---------------     -------------     -------------      ------------
       9,348,431         8,540,761         8,523,642        10,170,931
 ---------------     -------------     -------------      ------------

[TABLE RESTUBBED FROM ABOVE]

                                        EQ/PUTNAM GROWTH & INCOME VALUE
     EQ/PUTNAM BALANCED PORTFOLIO                  PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED          MAY 1, 1997*          ENDED         MAY 1, 1997*
   JUNE 30, 1998           TO           JUNE 30, 1998          TO
    (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
 ---------------- ------------------- ---------------- ------------------
  $      557,937     $    296,083       $  1,476,953      $    691,408
       1,021,315          281,700          4,468,625           157,072


       1,003,403          841,182          8,032,698         2,814,913
  --------------     ------------       ------------      ------------
       2,582,655        1,418,965         13,978,276         3,663,393
  --------------     ------------       ------------      ------------
              --         (279,057)                --          (695,650)
              --          (13,681)                --            (1,258)
              --         (196,041)                --          (157,079)
              --               --                 --          (413,163)
  --------------     ------------       ------------      ------------
              --         (488,779)                --        (1,267,150)
  --------------     ------------       ------------      ------------
              --         (488,779)                --        (1,267,150)
  --------------     ------------       ------------      ------------
      35,441,097       32,089,702        163,020,205       150,166,887

              --          488,779                 --         1,267,150
     (11,982,745)      (7,655,079)        (5,773,116)       (3,570,558)
  --------------     ------------       ------------      ------------

      23,458,352       24,923,402        157,247,089       147,863,479
  --------------     ------------       ------------      ------------
      26,041,007       25,853,588        171,225,365       150,259,722
      25,853,588               --        150,259,722                --
  --------------     ------------       ------------      ------------
  $   51,894,595     $ 25,853,588       $321,485,087      $150,259,722
  ==============     ============       ============      ============

  $      544,256     $    (13,681)      $  1,476,911      $        (42)
  ==============     ============       ============      ============
       3,005,962        2,939,085         13,200,793        13,247,726

              --           43,995                 --           111,940
      (1,026,804)        (677,681)          (471,649)         (313,953)
  --------------     ------------       ------------      ------------
       1,979,158        2,305,399         12,729,144        13,045,713
  --------------     ------------       ------------      ------------

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    EQ/PUTNAM INTERNATIONAL EQUITY
                                                                              PORTFOLIO
                                                                 ------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED          MAY 1, 1997*
                                                                   JUNE 30, 1998           TO
                                                                    (UNAUDITED)    DECEMBER 31, 1997
                                                                 ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .........................................   $    653,137       $   136,844
 Realized gain (loss)--net .....................................        115,785            91,742
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ..............................................     11,786,283          (222,070)
                                                                   ------------       -----------
 Net increase (decrease) in net assets from operations .........     12,555,205             6,516
                                                                   ------------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .........................             --           (99,488)
  Dividends in excess of net investment income .................             --                --
  Distributions from realized gains ............................             --           (70,340)
  Distributions in excess of realized gains ....................             --          (179,261)
                                                                   ------------       -----------
 Total Class IB dividends and distributions ....................             --          (349,089)
                                                                   ------------       -----------
 Decrease in net assets from dividends and distributions .......             --          (349,089)
                                                                   ------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ..................................................     34,298,820        58,043,736
  Shares issued in reinvestment of dividends and
   distributions ...............................................             --           349,089
  Shares redeemed ..............................................     (1,084,480)         (372,106)
                                                                   ------------       -----------
 Net increase in net assets derived from share
  transactions .................................................     33,214,340        58,020,719
                                                                   ------------       -----------
INCREASE IN NET ASSETS .........................................     45,769,545        57,678,146
NET ASSETS, BEGINNING OF PERIOD ................................     57,678,146                --
                                                                   ------------       -----------
NET ASSETS, END OF PERIOD ......................................   $103,447,691       $57,678,146
                                                                   ============       ===========
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ....................   $    716,102       $    62,965
                                                                   ============       ===========
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ..................................................      2,710,099         5,297,238
  Shares issued in reinvestment of dividends and
   distributions ...............................................             --            32,263
  Shares redeemed ..............................................        (89,602)          (33,482)
                                                                   ------------       -----------
 Net increase ..................................................      2,620,497         5,296,019
                                                                   ------------       -----------
                                                                     EQ/PUTNAM INVESTORS GROWTH
                                                                             PORTFOLIO
                                                                 ----------------------------------
                                                                    SIX MONTHS
                                                                      ENDED         MAY 1, 1997*
                                                                  JUNE 30, 1998          TO
                                                                   (UNAUDITED)    DECEMBER 31, 1997
                                                                 --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .........................................   $    62,276      $    71,785
 Realized gain (loss)--net .....................................       209,843          115,368
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ..............................................    12,298,433        2,538,392
                                                                   -----------      -----------
 Net increase (decrease) in net assets from operations .........    12,570,552        2,725,545
                                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .........................            --          (75,580)
  Dividends in excess of net investment income .................            --               --
  Distributions from realized gains ............................            --         (115,368)
  Distributions in excess of realized gains ....................            --         (230,644)
                                                                   -----------      -----------
 Total Class IB dividends and distributions ....................            --         (421,592)
                                                                   -----------      -----------
 Decrease in net assets from dividends and distributions .......            --         (421,592)
                                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ..................................................    43,671,477       37,267,750
  Shares issued in reinvestment of dividends and
   distributions ...............................................            --          421,592
  Shares redeemed ..............................................      (433,728)        (298,689)
                                                                   -----------      -----------
 Net increase in net assets derived from share
  transactions .................................................    43,237,749       37,390,653
                                                                   -----------      -----------
INCREASE IN NET ASSETS .........................................    55,808,301       39,694,606
NET ASSETS, BEGINNING OF PERIOD ................................    39,694,606               --
                                                                   -----------      -----------
NET ASSETS, END OF PERIOD ......................................   $95,502,907      $39,694,606
                                                                   ===========      ===========
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ....................   $    62,688      $       412
                                                                   ===========      ===========
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ..................................................     3,131,820        3,210,087
  Shares issued in reinvestment of dividends and
   distributions ...............................................            --           35,192
  Shares redeemed ..............................................       (32,871)         (25,201)
                                                                   -----------      -----------
 Net increase ..................................................     3,098,949        3,220,078
                                                                   -----------      -----------

---------
*     Commencement of Operations

See Notes to Financial Statements.

        T. ROWE PRICE EQUITY             T. ROWE PRICE INTERNATIONAL
          INCOME PORTFOLIO                     STOCK PORTFOLIO
------------------------------------ ------------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED          MAY 1, 1997*          ENDED          MAY 1, 1997*
  JUNE 30, 1998           TO           JUNE 30, 1998           TO
   (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
---------------- ------------------- ---------------- -------------------
 $   1,686,759     $      755,994     $     661,732     $      128,093
     2,560,333            350,530        (1,223,643)          (368,231)
     3,088,429          5,446,015        10,319,675         (3,616,820)
 -------------     --------------     -------------     --------------
     7,335,521          6,552,539         9,757,764         (3,856,958)
 -------------     --------------     -------------     --------------
            --           (742,913)               --                 --
            --                 --                --             (9,785)
            --           (274,692)               --                 --
            --                 --                --                 --
 -------------     --------------     -------------     --------------
            --         (1,017,605)               --             (9,785)
 -------------     --------------     -------------     --------------
            --         (1,017,605)               --             (9,785)
 -------------     --------------     -------------     --------------
   107,395,262        104,824,753        73,329,038        100,986,940
            --          1,017,605                --              9,785
   (14,999,649)       (11,529,982)      (42,605,858)       (22,558,013)
 -------------     --------------     -------------     --------------
    92,395,613         94,312,376        30,723,180         78,438,712
 -------------     --------------     -------------     --------------
    99,731,134         99,847,310        40,480,944         74,571,969
    99,947,310            100,000        74,571,969                 --
 -------------     --------------     -------------     --------------
 $ 199,678,444     $   99,947,310     $ 115,052,913     $   74,571,969
 =============     ==============     =============     ==============
 $   1,688,760     $        2,001     $     641,355     $      (20,377)
 =============     ==============     =============     ==============
     8,463,906          9,163,385         6,726,254          9,802,776
            --             85,226                --                997
    (1,190,445)          (985,808)       (3,930,922)        (2,232,461)
 -------------     --------------     -------------     --------------
     7,273,461          8,262,803         2,795,332          7,571,312
 -------------     --------------     -------------     --------------

     WARBURG PINCUS SMALL COMPANY       MORGAN STANLEY EMERGING MARKETS
           VALUE PORTFOLIO                     EQUITY PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED          MAY 1, 1997*          ENDED       AUGUST 20, 1997*
   JUNE 30, 1998           TO           JUNE 30, 1998          TO
    (UNAUDITED)    DECEMBER 31, 1997     (UNAUDITED)    DECEMBER 31, 1997
 ---------------- ------------------- ---------------- ------------------
  $     251,213      $      99,305     $      138,976    $      112,895
      2,951,790           (937,026)        (1,774,109)         (403,302)
      6,227,608            439,483         (5,016,313)       (2,983,874)
  -------------      -------------     --------------    --------------
      9,430,611           (398,238)        (6,651,446)       (3,274,281)
  -------------      -------------     --------------    --------------
             --           (103,540)                --           (59,226)
             --               (204)                --                --
             --           (528,932)                --                --
             --                 --                 --                --
  -------------      -------------     --------------    --------------
             --           (632,676)                --           (59,226)
  -------------      -------------     --------------    --------------
             --           (632,676)                --           (59,226)
  -------------      -------------     --------------    --------------
     79,704,940        170,997,522         46,166,392        35,354,533
             --            632,676                 --            59,226
    (29,014,348)       (49,719,610)       (26,965,254)      (10,647,621)
  -------------      -------------     --------------    --------------
     50,690,592        121,910,588         19,201,138        24,766,138
  -------------      -------------     --------------    --------------
     60,121,203        120,879,674         12,549,692        21,432,631
    120,879,674                 --         21,432,631                --
  -------------      -------------     --------------    --------------
  $ 181,000,877      $ 120,879,674     $   33,982,323    $   21,432,631
  =============      =============     ==============    ==============
  $     251,185      $         (28)    $      172,266    $       33,290
  =============      =============     ==============    ==============
      6,491,870         14,177,457          6,087,833         3,928,086
             --             54,682                 --             7,554
     (2,377,442)        (4,027,352)        (3,528,823)       (1,241,830)
  -------------      -------------     --------------    --------------
      4,114,428         10,204,787          2,559,010         2,693,810
  -------------      -------------     --------------    --------------

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           BT EQUITY 500
                                                                          INDEX PORTFOLIO
                                                               -------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998
                                                                 (UNAUDITED)    DECEMBER 31, 1997**
                                                               --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .......................................  $    257,064               --
 Realized gain (loss)--net ...................................       (74,550)              --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ............................................     3,453,586               --
                                                                ------------               --
 Net increase (decrease) in net assets from operations .......     3,636,100               --
                                                                ------------               --
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .......................            --               --
  Dividends in excess of net investment income ...............            --               --
  Distributions from realized gains ..........................            --               --
  Distributions in excess of realized gains ..................            --               --
                                                                ------------               --
 Total Class IB dividends and distributions ..................            --               --
                                                                ------------               --
 Decrease in net assets from dividends and distributions .....            --               --
                                                                ------------               --
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ................................................    80,617,733           $1,000
  Shares issued in reinvestment of dividends and
   distributions .............................................            --               --
  Shares redeemed ............................................    (1,069,549)              --
                                                                ------------           ------
 Net increase in net assets derived from share
  transactions ...............................................    79,548,184            1,000
                                                                ------------           ------
INCREASE IN NET ASSETS .......................................    83,184,284            1,000
NET ASSETS, BEGINNING OF PERIOD ..............................         1,000               --
                                                                ------------           ------
NET ASSETS, END OF PERIOD ....................................  $ 83,185,284           $1,000
                                                                ============           ======
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ..................  $    257,064               --
                                                                ============           ======
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ................................................     7,349,061              100
  Shares issued in reinvestment of dividends and
   distributions .............................................            --               --
  Shares redeemed ............................................       (96,407)              --
                                                                ------------           ------
 Net increase ................................................     7,252,654              100
                                                                ------------           ------

                                                                     BT INTERNATIONAL EQUITY
                                                                         INDEX PORTFOLIO
                                                               ------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998
                                                                 (UNAUDITED)    DECEMBER 31, 1997**
                                                               --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .......................................  $    218,313              --
 Realized gain (loss)--net ...................................       (20,379)             --
 Change in unrealized appreciation (depreciation) of
  investments and foreign currency denominated assets
  and liabilities ............................................     2,357,756              --
                                                                ------------              --
 Net increase (decrease) in net assets from operations .......     2,555,690              --
                                                                ------------              --
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IB:
  Dividends from net investment income .......................            --              --
  Dividends in excess of net investment income ...............            --              --
  Distributions from realized gains ..........................            --              --
  Distributions in excess of realized gains ..................            --              --
                                                                ------------              --
 Total Class IB dividends and distributions ..................            --              --
                                                                ------------              --
 Decrease in net assets from dividends and distributions .....            --              --
                                                                ------------              --
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IB:
  Shares sold ................................................    27,603,710          $1,000
  Shares issued in reinvestment of dividends and
   distributions .............................................            --              --
  Shares redeemed ............................................    (1,062,310)             --
                                                                ------------          ------
 Net increase in net assets derived from share
  transactions ...............................................    26,541,400           1,000
                                                                ------------          ------
INCREASE IN NET ASSETS .......................................    29,097,090           1,000
NET ASSETS, BEGINNING OF PERIOD ..............................         1,000              --
                                                                ------------          ------
NET ASSETS, END OF PERIOD ....................................  $ 29,098,090          $1,000
                                                                ============          ======
Net Assets include accumulated undistributed
 (overdistributed) net investment income of ..................  $    218,313              --
                                                                ============          ======
SHARE TRANSACTIONS:
 Class IB:
  Shares sold ................................................     2,607,974             100
  Shares issued in reinvestment of dividends and
   distributions .............................................            --              --
  Shares redeemed ............................................       (94,462)             --
                                                                ------------          ------
 Net increase ................................................     2,513,512             100
                                                                ------------          ------

---------
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.

See Notes to Financial Statements.

          BT SMALL COMPANY                          JPM CORE
           INDEX PORTFOLIO                       BOND PORTFOLIO
------------------------------------- -------------------------------------
   SIX MONTHS                            SIX MONTHS
     ENDED                                 ENDED
 JUNE 30, 1998                         JUNE 30, 1998
  (UNAUDITED)    DECEMBER 31, 1997**    (UNAUDITED)    DECEMBER 31, 1997**
--------------- --------------------- --------------- ---------------------
  $    79,073               --          $   350,881               --
      (80,206)              --               47,124               --
      272,323               --              156,313               --
  -----------               --          -----------               --
      271,190               --              554,318               --
  -----------               --          -----------               --
           --               --                   --               --
           --               --                   --               --
           --               --                   --               --
           --               --                   --               --
  -----------               --          -----------               --
           --               --                   --               --
  -----------               --          -----------               --
           --               --                   --               --
  -----------               --          -----------               --
   19,985,058           $1,000           29,455,031           $1,000
           --               --                   --               --
     (431,247)              --             (882,517)              --
  -----------           ------          -----------           ------
   19,553,811            1,000           28,572,514            1,000
  -----------           ------          -----------           ------
   19,825,001            1,000           29,126,832            1,000
        1,000               --                1,000               --
  -----------           ------          -----------           ------
  $19,826,001           $1,000          $29,127,832           $1,000
  ===========           ======          ===========           ======
  $    79,073               --          $   350,881               --
  ===========           ======          ===========           ======
    1,938,457              100            2,890,133              100
           --               --                   --               --
                                                              ------
      (40,851)              --              (86,408)              --
  -----------           ------          -----------           ------
    1,897,606              100            2,803,725              100
  -----------           ------          -----------           ------

           LAZARD LARGE CAP                      LAZARD SMALL CAP
            VALUE PORTFOLIO                      VALUE PORTFOLIO
 ------------------------------------- ------------------------------------
    SIX MONTHS                            SIX MONTHS
      ENDED                                 ENDED
  JUNE 30, 1998                         JUNE 30, 1998
   (UNAUDITED)    DECEMBER 31, 1997**    (UNAUDITED)    DECEMBER 31, 1997**
 --------------- --------------------- --------------- --------------------
   $    84,698               --         $     30,798              --
        94,815               --              127,750              --
       500,814               --           (1,096,506)             --
   -----------               --         ------------              --
       680,327               --             (937,958)             --
   -----------               --         ------------              --
            --               --                   --              --
            --               --                   --              --
            --               --                   --              --
            --               --                   --              --
   -----------               --         ------------              --
            --               --                   --              --
   -----------               --         ------------              --
            --               --                   --              --
   -----------               --         ------------              --
    27,561,876           $1,000           27,890,692          $1,000
            --               --                   --              --
      (170,295)              --             (126,060)
   -----------           ------         ------------
    27,391,581            1,000           27,764,632           1,000
   -----------           ------         ------------          ------
    28,071,908            1,000           26,826,674           1,000
         1,000               --                1,000              --
   -----------           ------         ------------          ------
   $28,072,908           $1,000         $ 26,827,674          $1,000
   ===========           ======         ============          ======
   $    84,698               --         $     30,798              --
   ===========           ======         ============          ======
     2,513,051              100            2,681,806             100
            --               --                   --              --
   -----------           ------         ------------          ------
       (15,201)              --              (12,165)             --
   -----------           ------         ------------          ------
     2,497,850              100            2,669,641             100
   -----------           ------         ------------          ------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (14.5%)
CHEMICALS (5.5%)
E.I. Du Pont de Nemours & Co.                                                25,000              $  1,865,625
Great Lakes Chemical Corp. .............................................     65,000                 2,563,437
Hercules, Inc. .........................................................     60,000                 2,467,500
                                                                                                 ------------
                                                                                                    6,896,562
                                                                                                 ------------
METALS & MINING (4.0%)
Asarco, Inc. ...........................................................     80,000                 1,780,000
Newmont Mining Corp. ...................................................     75,000                 1,771,875
Potash Corp. of Saskatchewan,
  Inc. .................................................................     20,000                 1,511,250
                                                                                                 ------------
                                                                                                    5,063,125
                                                                                                 ------------
PAPER (3.8%)
International Paper Co. ................................................     27,000                 1,161,000
Kimberly-Clark Corp. ...................................................     45,000                 2,064,375
Stone Container Corp.* .................................................    100,000                 1,562,500
                                                                                                 ------------
                                                                                                    4,787,875
                                                                                                 ------------
STEEL (1.2%)
WHX Corp.* .............................................................   120,000                  1,545,000
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           18,292,562
                                                                                                 ------------
BUSINESS SERVICES (2.0%)
PRINTING, PUBLISHING,
  BROADCASTING (2.0%)
Dow Jones & Co., Inc. ..................................................    45,000                  2,508,750
                                                                                                 ------------
CAPITAL GOODS (4.9%)
BUILDING MATERIALS & FOREST
  PRODUCTS (1.5%)
Louisiana-Pacific Corp. ................................................   100,000                  1,825,000
                                                                                                 ------------
ELECTRICAL EQUIPMENT (0.9%)
Mentor Graphics Corp.* .................................................   110,000                  1,161,875
                                                                                                 ------------
MACHINERY (2.5%)
Caterpillar, Inc. ......................................................    30,000                  1,586,250
Deere & Co. ............................................................    30,000                  1,586,250
                                                                                                 ------------
                                                                                                    3,172,500
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                            6,159,375
                                                                                                 ------------
CONSUMER CYCLICALS (9.5%)
AUTOS & TRUCKS (1.6%)
General Motors Corp. ...................................................    30,000                  2,004,375
                                                                                                 ------------
LEISURE RELATED (1.0%)
Harrah's Entertainment, Inc.* ..........................................    55,000                  1,278,750
                                                                                                 ------------
PHOTO & OPTICAL (1.8%)
Eastman Kodak Co. ......................................................    30,000                  2,191,875
                                                                                                 ------------
RETAIL--GENERAL (5.1%)
Dillards, Inc., Class A ................................................    50,000                  2,071,875
K-Mart Corp.* ..........................................................    85,000                  1,636,250
Sears Roebuck & Co. ....................................................    20,000                  1,221,250
Woolworth Corp.* .......................................................    80,000                  1,530,000
                                                                                                 ------------
                                                                                                    6,459,375
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           11,934,375
                                                                                                 ------------
CONSUMER NON-CYCLICALS (12.1%)
BEVERAGES (2.5%)
Seagram Co., Ltd. ......................................................    75,000                  3,070,313
                                                                                                 ------------

                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                      -------------------   -------------------
DRUGS (4.4%)
Bristol-Myers Squibb Co. ...............................................    10,000               $  1,149,375
Pharmaceutical Product
  Development, Inc.* ...................................................    75,600                  1,663,200
Pharmacia & Upjohn, Inc. ...............................................    60,000                  2,767,500
                                                                                                 ------------
                                                                                                    5,580,075
                                                                                                 ------------
FOODS (2.1%)
General Mills, Inc. ....................................................    38,600                  2,639,275
                                                                                                 ------------
HOSPITAL SUPPLIES &
  SERVICES (1.4%)
Columbia HCA Healthcare Corp.                                               60,000                  1,747,500
                                                                                                 ------------
TOBACCO (1.7%)
Philip Morris Cos., Inc. ...............................................    55,000                  2,165,625
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     15,202,788
                                                                                                 ------------
CREDIT SENSITIVE (13.2%)
BANKS (4.5%)
Bankers Trust New York Corp. ...........................................    15,000                  1,740,937
Hibernia Corp., Class A ................................................    90,000                  1,816,875
National City Corp. ....................................................    30,000                  2,130,000
                                                                                                 ------------
                                                                                                    5,687,812
                                                                                                 ------------
FINANCIAL SERVICES (1.8%)
Associates First Capital Corp.,
  Class A ..............................................................    30,000                  2,306,250
                                                                                                 ------------
INSURANCE (4.1%)
Aetna, Inc. ............................................................    40,000                  3,045,000
TIG Holdings, Inc. .....................................................    90,000                  2,070,000
                                                                                                 ------------
                                                                                                    5,115,000
                                                                                                 ------------
UTILITY--ELECTRIC (1.1%)
Cinergy Corp. ..........................................................    37,500                  1,312,500
                                                                                                 ------------
UTILITY--TELEPHONE (1.7%)
AT&T Corp. .............................................................    37,000                  2,113,625
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                           16,535,187
                                                                                                 ------------
DIVERSIFIED (1.5%)
MISCELLANEOUS (1.5%)
ITT Industries, Inc. ...................................................    50,000                  1,868,750
                                                                                                 ------------
ENERGY (11.7%)
OIL--DOMESTIC (6.8%)
Atlantic Richfield Co. .................................................    22,500                  1,757,812
Royal Dutch Petroleum Co.
  (NY Shares) ..........................................................    35,000                  1,918,438
Sonat, Inc. ............................................................    60,000                  2,317,500
Unocal Corp. ...........................................................    70,000                  2,502,500
                                                                                                 ------------
                                                                                                    8,496,250
                                                                                                 ------------
OIL--INTERNATIONAL (0.9%)
Diamond Offshore Drilling, Inc. ........................................    30,000                  1,200,000
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (1.6%)
Dresser Industries, Inc. ...............................................    45,000                  1,982,813
                                                                                                 ------------
RAILROADS (2.4%)
Union Pacific Corp. ....................................................    70,000                  3,088,750
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           14,767,813
                                                                                                 ------------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

                                             NUMBER            VALUE
                                            OF SHARES         (NOTE 1)
                                         --------------   ---------------
TECHNOLOGY (14.5%)
ELECTRONICS (6.6%)
3Com Corp.* ..........................        75,000       $  2,301,562
Exabyte Corp.* .......................       130,000          1,084,688
Integrated Device Technology,
  Inc.* ..............................       150,000          1,073,438
Novell, Inc.* ........................       250,000          3,187,500
Seagate Technology, Inc.* ............        30,000            714,375
                                                           ------------
                                                              8,361,563
                                                           ------------
OFFICE EQUIPMENT (5.3%)
Hewlett Packard Co. ..................        30,000          1,796,250
International Business Machines
  Corp. ..............................         8,000            918,500
Scitex Corp., Ltd.* ..................       200,000          2,612,500
Silicon Graphics, Inc.* ..............       110,000          1,333,750
                                                           ------------
                                                              6,661,000
                                                           ------------
TELECOMMUNICATIONS (2.6%)
Glenayre Technologies, Inc.* .........        80,000            860,000
Motorola, Inc. .......................        45,000          2,365,312
                                                           ------------
                                                              3,225,312
                                                           ------------
  TOTAL TECHNOLOGY ...................                       18,247,875
                                                           ------------
TOTAL COMMON STOCKS (83.9%)
  (Cost $103,541,165) ................                      105,517,475
                                                           ------------
                                           PRINCIPAL
                                            AMOUNT
                                           --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (15.5%)
Federal Home Loan Mortgage
  Corporation (Discount Note),
  7/1/98 (Amortized Cost
  $19,429,000) .......................   $19,429,000         19,429,000
                                                           ------------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
  $122,970,165) ......................                      124,946,475
OTHER ASSETS
  LESS LIABILITIES (0.6%) ............                          759,496
                                                           ------------
NET ASSETS (100%) ....................                     $125,705,971
                                                           ============

----------
*  Non-income producing

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .......    $89,439,250
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .......     29,713,926

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  6,956,519
Aggregate gross unrealized depreciation ..........      (4,980,209)
                                                      ------------
Net unrealized appreciation ......................    $  1,976,310
                                                      ============
Federal income tax cost of investments ...........    $122,970,165
                                                      ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $19,580,785, which was secured by collateral valued at $20,123,100, of which $809,400 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $4,804 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $1,676 with Merrill Lynch & Co., both affiliated broker/dealers.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
COMMON STOCKS:
CANADA (1.1%)
Imax Corp.* ........................    3,300                 $   75,281
Magna International, Inc.,
  Class A ..........................    3,200                    219,600
                                                              ----------
  TOTAL CANADA .....................                             294,881
                                                              ----------
JAPAN (5.9%)
Amway Japan Ltd. ...................      700                      7,423
Bank of Tokyo-Mitsubushi Ltd. ......   21,000                    222,544
Ito-Yokado Co., Ltd. ...............    4,000                    188,429
Matsushita Electric Industries Co.     14,000                    225,220
Matsushita Electric Works Ltd. .....    4,000                     32,319
Rohm Co. ...........................    2,000                    205,598
Sanwa Bank Ltd. ....................   22,000                    196,956
Sony Corp. .........................    3,000                    258,621
Tokio Marine & Fire Insurance
  Co. ..............................   21,000                    216,029
Tokyo Electron Ltd. ................    4,000                    122,637
                                                              ----------
  TOTAL JAPAN ......................                           1,675,776
                                                              ----------
LATIN AMERICA (3.0%)
ARGENTINA (0.8%)
YPF S.A., Class D (ADR) ............    7,200                    216,450
                                                              ----------
MEXICO (2.2%)
Grupo Carso (ADR) ..................   20,900                    171,877
Panamerican Beverages, Inc.,
  Class A ..........................    7,100                    223,206
Telmex, Class L (ADR) ..............    5,100                    245,119
                                                              ----------
                                                                 640,202
                                                              ----------
  TOTAL LATIN AMERICA ..............                             856,652
                                                              ----------
OTHER EUROPEAN COUNTRIES (15.0%)
FRANCE (4.9%)
Alstom* ............................    7,900                    259,958
Elf Acquitaine S.A. ................    2,300                    323,274
STMicroelectronics N.V.
  (N.Y. Shares)* ...................    3,200                    223,600
Scor ...............................    4,900                    310,732
Thomson CSF ........................    7,000                    266,226
                                                              ----------
                                                               1,383,790
                                                              ----------
GERMANY (3.4%)
Bayerische Vereinsbank AG ..........    3,500                    297,893
Daimler-Benz AG ....................    3,200                    314,056
Mannesmann AG ......................    3,600                    365,489
                                                              ----------
                                                                 977,438
                                                              ----------
IRELAND (0.2%)
Bank of Ireland ....................    2,800                     57,422
                                                              ----------
ITALY (1.6%)
Arnoldo Mondadori Editore ..........   23,100                    273,011
Danieli & Co. ......................   41,100                    190,830
                                                              ----------
                                                                 463,841
                                                              ----------
NETHERLANDS (1.0%)
Royal Dutch Petroleum Co.
  (NY Shares) ......................    5,300                    290,506
                                                              ----------
SPAIN (2.1%)
Dinamia Capital Privado* ...........    7,400                    127,877
Metrovacesa S.A. ...................    3,600                    105,876


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Metrovacesa S.A.
  (Bonus Shares)* ..................      180                 $      254
Repsol S.A. (ADR) ..................    4,500                    247,500
Uralita S.A. .......................    8,200                    116,837
                                                              ----------
                                                                 598,344
                                                              ----------
SWITZERLAND (1.8%)
Schindler Holding AG ...............      140                    213,367
UBS AG (Registered) ................      680                    253,031
Valora Holding AG ..................      200                     52,781
                                                              ----------
                                                                 519,179
                                                              ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                           4,290,520
                                                              ----------
SCANDINAVIA (9.2%)
FINLAND (3.7%)
Amer-Yhtymae OYJ, Class A* .........    8,700                    168,206
Finnlines OYJ ......................    4,000                    248,060
Orion-Yhtymae OYJ, Class B .........    4,620                    142,412
Sampo Insurance Co., plc,
  Class A ..........................    3,000                    142,269
Sponda OYJ* ........................   15,210                    106,809
Upm-Kymmene OYJ ....................    9,300                    256,140
                                                              ----------
                                                               1,063,896
                                                              ----------
NORWAY (0.1%)
Color Line ASA* ....................   11,200                     35,068
                                                              ----------
SWEDEN (5.4%)
Autoliv, Inc. ......................    5,200                    166,228
Bure Investment AB .................    8,000                    127,366
Castellum AB .......................    9,200                    108,412
Custos AB, Class A .................    3,000                     76,345
Custos AB, Class B .................    3,000                     75,592
ForeningsSparbanken AB .............    7,000                    210,605
Haldex AB ..........................    5,800                    104,701
Nordbanken Holding AB ..............   34,200                    250,809
Perstorp AB, Class B ...............   11,200                    209,201
Spectra-Physics AB, Class A ........    5,300                     84,712
Tornet Fastighets AB ...............    7,000                    112,323
                                                              ----------
                                                               1,526,294
                                                              ----------
  TOTAL SCANDINAVIA ................                           2,625,258
                                                              ----------
SOUTHEAST ASIA (0.8%)
INDONESIA (0.5%)
Indostat (ADR) .....................   13,300                    147,963
                                                              ----------
SINGAPORE (0.3%)
Oversea-Chinese Banking Corp.,
  Ltd. (Foreign) ...................   20,000                     68,067
                                                              ----------
  TOTAL SOUTHEAST ASIA .............                             216,030
                                                              ----------
UNITED KINGDOM (4.4%)
British Aerospace plc ..............   30,000                    229,960
Devro plc ..........................   13,200                    110,661
Diageo plc .........................   20,272                    240,366
Imperial Chemical Industries plc       13,500                    216,884
LucasVarity plc ....................   53,100                    211,052
Thomson Travel Group plc* ..........   81,000                    252,956
                                                              ----------
  TOTAL UNITED KINGDOM .............                           1,261,879
                                                              ----------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
                                     --------------------   ------------------
UNITED STATES (29.6%)
Allmerica Financial Corp. .............    3,000                 $  195,000
Avis Rent A Car, Inc.* ................    3,700                     91,575
BMC Software, Inc.* ...................    3,720                    193,207
Bank of New York Co., Inc. ............    4,150                    251,853
BankAmerica Corp. .....................    1,400                    121,012
Beckman Coulter, Inc. .................    1,700                     99,025
Black & Decker Corp. ..................    2,820                    172,020
Bristol-Myers Squibb Co. ..............    1,500                    172,406
Burlington Northern Santa Fe
  Corp. ...............................    1,220                    119,789
Capstar Broadcasting Corp.,
  Class A* ............................    6,100                    153,262
Carnival Corp., Class A ...............    4,800                    190,200
Chancellor Media Corp.* ...............    2,010                     99,809
Cisco Systems, Inc.* ..................    2,130                    196,093
Columbia HCA Healthcare Corp.              3,200                     93,200
Compaq Computer Corp. .................    4,700                    133,362
Computer Associates
  International, Inc. .................    1,990                    110,569
Dial Corp. ............................    6,130                    158,997
El Paso Natural Gas Co. ...............    5,100                    195,075
Enron Corp. ...........................    2,250                    121,641
Federal-Mogul Corp. ...................    2,700                    182,250
First Union Corp. .....................    2,950                    171,837
Gartner Group, Inc., Class A* .........    3,025                    105,875
GenCorp, Inc. .........................    3,200                     80,800
General Electric Co. ..................    1,300                    118,300
Gillette Co. ..........................    1,800                    102,037
Great Lakes Chemical Corp. ............    4,000                    157,750
Healthsouth Corp.* ....................    6,200                    165,462
Heller Financial, Inc.* ...............    4,000                    120,000
Hertz Corp., Class A ..................    2,500                    110,781
Ingersol-Rand Co. .....................    3,450                    152,016
Intel Corp. ...........................    1,500                    111,188
International Business Machines
  Corp. ...............................      850                     97,591
Keebler Foods Co.* ....................    2,800                     77,000
Lowe's Cos., Inc. .....................    3,500                    141,969
Makino Milling Machine Co.,
  Ltd. ................................   34,000                    239,634
Orbital Sciences Corp.* ...............      750                     28,031
Owens Illinois, Inc.* .................    3,200                    143,200
Premier Parks, Inc.* ..................    4,050                    269,831
Providian Financial Corp. .............    1,750                    137,484
Rite Aid Corp. ........................    4,750                    178,422
Royal Caribbean Cruises Ltd. ..........    1,600                    127,200
Safeway, Inc.* ........................    4,000                    162,750
Schlumberger Ltd. .....................    1,240                     84,708
Seagram Co., Ltd. .....................    2,500                    102,344
Sears Roebuck & Co. ...................    2,750                    167,922
SmarTalk Teleservices, Inc.* ..........    1,800                     26,213
Starwood Hotels & Resorts .............    1,720                     83,098
Tele-Communications TCI
  Ventures Group, Class A* ............    7,010                    140,638
Telecommunications, Inc.,
  Class A* ............................    2,770                    106,472
Texas Instruments, Inc. ...............    1,700                     99,131
Travelers Group, Inc. .................    3,100                    187,938

                                                 NUMBER                 VALUE
                                                OF SHARES             (NOTE 1)
                                          --------------------   ------------------
Tyco International Ltd. ...............          2,100           $  132,300
U.S. Airways Group, Inc.* .............          2,200              174,350
U.S.A. Waste Services, Inc.* ..........          3,680              181,700
Unocal Corp. ..........................          3,730              133,348
Unum Corp. ............................          1,425               79,088
Wal-Mart Stores, Inc. .................          3,400              206,550
Warner Lambert Co. ....................          2,700              187,313
World Color Press, Inc.* ..............          4,000              140,000
Worldcom, Inc.* .......................          3,700              179,219
                                                                 ----------
  TOTAL UNITED STATES .................                           8,461,835
                                                                 ----------
TOTAL COMMON STOCKS (69.0%)
  (Cost $18,218,311) ..................                          19,682,831
                                                                 ----------
PREFERRED STOCKS:
OTHER EUROPEAN COUNTRIES (1.1%)
GERMANY (1.1%)
Henkel KGaA (Cost $192,980) ...........          3,200              318,492
                                                                 ----------

                                    PRINCIPAL
                                      AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
OTHER EUROPEAN COUNTRIES (4.7%)
GERMANY (4.7%)
Republic of Germany
 Series 86
  6.00%, 6/20/16      DEM 375,000                  230,156
 Series 95
  6.50%, 10/14/05 ..............     175,000       107,794
 Series 97
  6.00%, 7/4/07 ................   1,285,000       775,418
 Series 98
  5.63%, 1/4/28 ................     370,000       213,635
                                                   -------
  TOTAL OTHER EUROPEAN
     COUNTRIES .................                 1,327,003
                                                 ---------
SCANDINAVIA (3.3%)
SWEDEN (3.3%)
Kingdom of Sweden
 Series 1037
  8.00%, 8/15/07      SEK 2,900,000                444,318
 Series 1039
  5.50%, 4/12/02 ...............   3,800,000       492,744
                                                 ---------
  TOTAL SCANDINAVIA ............                   937,062
                                                 ---------
UNITED KINGDOM (2.9%)
United Kingdom Treasury Bill
 8.00%, 12/7/00      GBP   90,000                  154,031
United Kingdom Treasury Note
  7.25%, 12/7/07 ...............     360,000       662,239
                                                 ---------
  TOTAL UNITED KINGDOM .........                   816,270
                                                 ---------
UNITED STATES (12.4%)
U.S. Treasury Note
  6.00%, 8/15/99                  $  950,000       954,751
  6.50%, 5/31/02                   1,070,000     1,105,779
  6.63%, 5/15/07 ...............     360,000       387,000
  6.63%, 2/15/27 ...............     975,000     1,101,751
                                                 ---------
  TOTAL UNITED STATES ..........                 3,549,281
                                                 ---------
TOTAL LONG-TERM DEBT SECURITIES (23.3%)
 (Cost $6,455,259) .............                 6,629,616
                                                 ---------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                          PRINCIPAL          VALUE
                                            AMOUNT         (NOTE 1)
                                        -------------   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.4%)
Federal Home Loan Mortgage
  Corporation (Discount Note),
  7/1/98 (Amortized Cost
  $2,400,000) .......................   $2,400,000       $ 2,400,000
                                                         -----------
TOTAL INVESTMENTS (101.8%)
  (Cost/Amortized Cost
  $27,266,550) ......................                     29,030,939
OTHER ASSETS
  LESS LIABILITIES (--1.8%) .........                       (504,673)
                                                         -----------
NET ASSETS (100%) ...................                    $28,526,266
                                                         ===========

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION (Unaudited)

As a Percentage of Total Equity Investments



Basic Materials .................     5.8%
Business Services ...............     6.0
Capital Goods ...................    12.5
Consumer Cyclicals ..............    18.5
Consumer Non-Cyclicals ..........    10.9
Credit Sensitive ................    24.4
Diversified .....................     3.1
Energy ..........................     7.1
Technology ......................    11.7
                                    -----
                                    100.0%
                                    =====

---------------------
*     Non-income producing
      Glossary:
      ADR--American Depositary Receipt
      GBP--British Pound
      DEM--German Mark
      SEK--Swedish Krona

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                     LOCAL
                                                   CONTRACT       COST ON          U.S.$         UNREALIZED
                                                    AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                                    (000'S)         DATE           VALUE       (DEPRECIATION)
                                                  ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 7/27/98 ...........        320      $  197,472      $  198,483       $   1,011
British Pound, expiring 7/7/98 ................         35          58,376          58,418              42
Finnish Markka, expiring 7/1/98 ...............        891         162,380         162,519             139
French Franc, expiring 7/16/98 ................        300          50,353          49,658            (695)
German Mark, expiring 7/1/98 ..................         73          40,570          40,689             119
Japanese Yen, expiring 7/3/98 .................      7,695          55,646          55,514            (132)
Swedish Krona, expiring 7/1/98-7/2/98 .........        654          82,136          82,045             (91)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, expiring 7/27/98 ...........        320         201,662         198,483           3,179
British Pound, expiring 7/22/98 ...............        930       1,548,915       1,551,189          (2,274)
Canadian Dollar, expiring 7/23/98 .............        675         459,346         458,950             396
Finnish Markka, expiring 9/18/98 ..............      4,500         828,195         824,375           3,820
French Franc, expiring 7/16/98 ................      6,700       1,115,571       1,109,020           6,551
German Mark, expiring 7/16/98 .................      3,900       2,177,578       2,164,659          12,919
Italian Lira, expiring 8/24/98 ................    770,000         435,792         433,734           2,058
Japanese Yen, expiring 7/1/98-9/22/98 .........    235,196       1,728,710       1,717,415          11,295
Norwegian Krone, expiring 7/1/98 ..............        377          49,002          49,213            (211)
Spanish Peseta, expiring 8/24/98 ..............     70,000         459,701         457,380           2,321
Swedish Krona, expiring 9/18/98 ...............     16,200       2,021,005       2,037,549         (16,544)
Swiss Franc, expiring 7/16/98 .................      1,000         677,263         660,855          16,408
                                                                                                 ---------
                                                                                                 $  40,311
                                                                                                 =========

Investment security transactions for the six months ended
June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $17,055,113
U.S. Government securities .............................      2,450,367
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      8,301,445
U.S. Government securities .............................      1,224,586

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 2,460,724
Aggregate gross unrealized depreciation ..........        (696,335)
                                                       -----------
Net unrealized appreciation ......................     $ 1,764,389
                                                       ===========
Federal income tax cost of investments ...........     $27,266,550
                                                       ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $3,002,462, which was secured by collateral valued at $3,083,740, of which $904,720 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $563 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $2,361 with Merrill Lynch & Co., Inc., both affiliated broker/dealers.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS (0.0%)
Waters Corp.* ........................        400              $     23,575
                                                               ------------
BUSINESS SERVICES (20.7%)
ENVIRONMENTAL CONTROL (0.2%)
American Disposal Services,
  Inc.* ..............................        600                    28,125
U.S.A. Waste Services, Inc.* .........     12,100                   597,437
                                                               ------------
                                                                    625,562
                                                               ------------
PRINTING, PUBLISHING,
  BROADCASTING (7.5%)
American Tower Corp., Class A*             26,100                   650,869
CBS Corp. ............................     51,500                 1,635,125
Clear Channel Communications,
  Inc.* ..............................     20,350                 2,220,694
Cox Radio Inc., Class A* .............     14,400                   622,800
Hearst-Argyle Television, Inc.* ......      4,500                   180,000
Heftel Broadcasting Corp.,
  Class A* ...........................      8,000                   358,000
Intermedia Communications of
  Florida, Inc.* .....................     86,400                 3,623,400
Jacor Communications, Inc.* ..........     31,500                 1,858,500
Learning Tree International,
  Inc.* ..............................     39,700                   798,963
Siebel Systems, Inc.* ................      8,200                   264,450
Time Warner, Inc. ....................     31,500                 2,691,281
Univision Communications, Inc.,
  Class A* ...........................     15,700                   584,825
Viacom, Inc., Class B* ...............     64,900                 3,780,425
Workflow Management, Inc.* ...........      8,165                    65,830
                                                               ------------
                                                                 19,335,162
                                                               ------------
PROFESSIONAL SERVICES (12.9%)
Accustaff, Inc.* .....................   106,100                  3,315,625
Aztec Technology Partners, Inc.*               1                          8
BISYS Group, Inc.* ...................    12,800                    524,800
Cendant Corp.* .......................   516,552                 10,783,023
Central Parking Corp. ................     1,700                     79,050
Coach USA, Inc.* .....................     9,600                    438,000
Computer Learning Centers,
  Inc.* ..............................    15,700                    390,537
Compuware Corp.* .....................   179,600                  9,182,050
DA Consulting Group, Inc.* ...........     1,800                     25,875
Interim Services, Inc.* ..............       800                     25,700
Metamor Worldwide, Inc.* .............     7,800                    274,462
NOVA Corp.* ..........................     7,200                    257,400
Orthodontic Centers of America,
  Inc.* ..............................    22,100                    462,719
Pacificare Health Systems, Inc.,
  Class B* ...........................    14,700                  1,299,113
Policy Management Systems
  Corp.* .............................    68,840                  2,701,970
Professional Detailing, Inc.* ........       600                     14,925
Renaissance Worldwide, Inc.* .........    37,500                    815,625
SEMA Group plc .......................   104,720                  1,232,926
Taylor Nelson Sofres plc .............   182,400                    374,669
Wellpoint Health Networks, Inc.*          14,500                  1,073,000
Whittman-Hart, Inc.* .................       600                     29,025
                                                               ------------
                                                                 33,300,502
                                                               ------------


                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
TRUCKING, SHIPPING (0.1%)
Newport News Shipbuilding, Inc.            9,800               $    262,150
                                                               ------------
  TOTAL BUSINESS SERVICES ............                           53,523,376
                                                               ------------
CAPITAL GOODS (1.8%)
AEROSPACE (0.7%)
Gulfstream Aerospace Corp.* ..........    22,300                  1,036,950
Saab AB, Class B* ....................    81,425                    857,428
                                                               ------------
                                                                  1,894,378
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.1%)
Lowe's Cos., Inc. ....................    67,900                  2,754,194
                                                               ------------
ELECTRICAL EQUIPMENT (0.0%)
Elsag Bailey Process Automation
  N.V.* ..............................     3,900                     93,844
                                                               ------------
MACHINERY (0.0%)
SI Handling Systems, Inc. ............       900                     11,812
                                                               ------------
  TOTAL CAPITAL GOODS ................                            4,754,228
                                                               ------------
CONSUMER CYCLICALS (12.0%)
APPAREL & TEXTILES (0.2%)
Linens 'N Things, Inc.* ..............    13,300                    406,481
                                                               ------------
AUTO RELATED (1.3%)
Federal-Mogul Corp. ..................     1,200                     81,000
Republic Industries, Inc.* ...........   132,600                  3,315,000
                                                               ------------
                                                                  3,396,000
                                                               ------------
AUTOS & TRUCKS (0.0%)
Hayes Lemmerz International,
  Inc.* ..............................       300                     11,925
                                                               ------------
FOOD SERVICES, LODGING (1.0%)
Applebee's International, Inc. .......     9,200                    205,850
Buffets, Inc.* .......................    40,000                    627,500
Outback Steakhouse, Inc.* ............       700                     27,300
Promus Hotel Corp.* ..................    44,378                  1,708,534
Sedexho Marriott Services, Inc.* .....       900                     26,100
Showbiz Pizza Time, Inc.* ............       700                     28,219
                                                               ------------
                                                                  2,623,503
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.1%)
Gemstar International Group
  Ltd.* ..............................     7,300                    273,294
                                                               ------------
LEISURE RELATED (0.4%)
Harrah's Entertainment, Inc.* ........    24,900                    578,925
Navigant International, Inc.* ........     6,124                     52,054
Premier Parks, Inc.* .................     6,600                    439,725
                                                               ------------
                                                                  1,070,704
                                                               ------------
RETAIL--GENERAL (9.0%)
Borders Group, Inc.* .................       700                     25,900
Consolidated Stores Corp.* ...........     6,200                    224,750
CVS Corp. ............................    53,000                  2,063,688
Dollar General Corp. .................     3,000                    118,688
Duane Reade, Inc.* ...................       800                     24,000
Fred Meyer, Inc.* ....................    87,700                  3,727,250
Home Depot, Inc. .....................    68,400                  5,681,475
Kohls Corp.* .........................     8,400                    435,750
Office Depot, Inc.* ..................   158,100                  4,990,031
Proffitt's, Inc.* ....................     5,400                    218,025
Rite Aid Corp. .......................   107,800                  4,049,237

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                   -------------------   -------------------
School Specialty, Inc.* ..............      6,805              $    111,432
Staples, Inc.* .......................     58,750                 1,700,078
The Learning Co., Inc.* ..............        900                    26,662
Viking Office Products, Inc.* ........        800                    25,100
                                                               ------------
                                                                 23,422,066
                                                               ------------
  TOTAL CONSUMER CYCLICALS ...........                           31,203,973
                                                               ------------
CONSUMER NON-CYCLICALS (6.1%)
CONTAINERS (0.2%)
Rubbermaid, Inc. .....................     14,100                   467,944
                                                               ------------
DRUGS (1.0%)
Cardinal Health, Inc. ................      7,500                   703,125
ICON plc (ADR)* ......................        100                     2,525
King Pharmaceuticals, Inc.* ..........      6,200                    86,800
McKesson Corp. .......................     23,100                 1,876,875
                                                               ------------
                                                                  2,669,325
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (4.4%)
Boston Scientific Corp.* .............     15,300                 1,095,862
Columbia HCA Healthcare Corp.               9,000                   262,125
Guidant Corp. ........................      7,600                   541,975
Health Management Associates,
  Inc., Class A* .....................      4,300                   143,781
Healthsouth Corp.* ...................     76,600                 2,044,262
Integrated Health Services, Inc. .....     13,000                   487,500
Medtronic, Inc. ......................     10,000                   637,500
PSS World Medical, Inc.* .............      4,900                    71,663
Province Healthcare Co.* .............        300                     8,306
STERIS Corp.* ........................     17,100                 1,087,453
Total Renal Care Holdings, Inc.*           45,248                 1,561,056
U.S. Surgical Corp. ..................     79,100                 3,608,938
                                                               ------------
                                                                 11,550,421
                                                               ------------
RETAIL--FOOD (0.5%)
General Nutrition Cos., Inc.* ........     14,000                   435,750
Safeway, Inc.* .......................     18,000                   732,375
Suiza Foods Corp.* ...................        400                    23,875
                                                               ------------
                                                                  1,192,000
                                                               ------------
SOAPS & TOILETRIES (0.0%)
Carson, Inc., Class A* ...............      1,000                     7,875
                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS                                   15,887,565
                                                               ------------
CREDIT SENSITIVE (8.1%)
BANKS (0.1%)
U.S. Trust Corp. .....................      2,400                   183,000
                                                               ------------
FINANCIAL SERVICES (2.5%)
Associates First Capital Corp.,
  Class A ............................      8,400                   645,750
Conseco, Inc. ........................      2,600                   121,550
Consolidation Capital Corp.* .........     25,500                   573,352
First Data Corp. .....................     57,800                 1,925,462
Franklin Resources, Inc. .............     37,700                 2,035,800
Morgan Stanley Dean Witter
  & Co. ..............................     13,900                 1,270,112
                                                               ------------
                                                                  6,572,026
                                                               ------------
INSURANCE (3.4%)
Ace Ltd. .............................      5,000                   195,000
Annuity & Life RE Holdings
  Ltd.* ..............................     10,500                   232,313
Life Re Corp. ........................      3,200                   262,400


                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                     -------------------   -------------------
Skandia Forsakrings AB ...............     14,000              $    200,075
United Healthcare Corp. ..............   124,400                  7,899,400
                                                               ------------
                                                                  8,789,188
                                                               ------------
UTILITY--TELEPHONE (2.1%)
MCI Communications Corp. .............    93,000                  5,405,625
                                                               ------------
  TOTAL CREDIT SENSITIVE .............                           20,949,839
                                                               ------------
DIVERSIFIED (5.0%)
MISCELLANEOUS (5.0%)
Tyco International Ltd. ..............   206,537                 13,011,821
                                                               ------------
TECHNOLOGY (38.3%)
ELECTRONICS (19.6%)
ARM Holdings plc* ....................       500                      9,895
ARM Holdings plc (ADR)* ..............     8,500                    520,625
Affiliated Computer Services,
  Inc., Class A* .....................    17,200                    662,200
Altera Corp.* ........................    43,400                  1,283,012
Aspen Technologies, Inc.* ............       500                     25,250
Autodesk, Inc. .......................     7,750                    299,344
BMC Software, Inc.* ..................   201,700                 10,475,794
CBT Group plc (ADR)* .................       500                     26,750
Cable Design Technologies* ...........     6,800                    140,250
Cadence Design Systems, Inc.* ........   192,490                  6,015,312
Computer Associates
  International, Inc. ................   207,900                 11,551,444
HBO & Co. ............................    95,000                  3,348,750
Intel Corp. ..........................     1,700                    126,012
Keane, Inc.* .........................       500                     28,000
Micro Warehouse, Inc.* ...............    59,400                    920,700
Microsoft Corp.* .....................   111,700                 12,105,487
SAP AG+ ..............................       100                     22,575
SAP AG (ADR) .........................       200                     45,199
Sun Microsystems, Inc.* ..............     9,800                    425,688
Synopsys, Inc.* ......................    29,400                  1,345,050
Technology Solutions Co.* ............    42,600                  1,349,888
Xilinx, Inc.* ........................     6,600                    224,400
                                                               ------------
                                                                 50,951,625
                                                               ------------
OFFICE EQUIPMENT (10.2%)
Ceridian Corp.* ......................    11,800                    693,250
Cisco Systems, Inc.* .................   145,550                 13,399,697
Compaq Computer Corp. ................    11,700                    331,987
Corporate Express, Inc.* .............    70,900                    899,544
DST Systems, Inc.* ...................    17,900                  1,002,400
Danka Business Systems plc
  (ADR) ..............................    57,100                    674,494
Mobius Management Systems,
  Inc.* ..............................    15,400                    231,000
Oracle Corp.* ........................   374,612                  9,201,407
                                                               ------------
                                                                 26,433,779
                                                               ------------
OFFICE EQUIPMENT SERVICES (1.9%)
Computer Sciences Corp. ..............    72,600                  4,646,400
International Integration, Inc.* .....       600                     10,350
Sungard Data Systems, Inc.* ..........     2,700                    103,613
U.S. Office Products Co.* ............     4,111                     80,169
                                                               ------------
                                                                  4,840,532
                                                               ------------
TELECOMMUNICATIONS (6.6%)
AirTouch Communications, Inc.*            17,500                  1,022,656
Amdocs Ltd.* .........................     3,700                     55,963
Aspect Telecommunications
  Corp.* .............................     1,000                     27,375

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                          NUMBER           VALUE
                                        OF SHARES         (NOTE 1)
                                      -------------   ---------------
Century Telephone Enterprises,
  Inc. ............................       31,900       $  1,463,412
DoubleClick, Inc.* ................          200              9,938
Fiserv, Inc.* .....................          600             25,481
Global TeleSystems Group, Inc.*           59,200          2,886,000
L-3 Communications Holdings,
  Inc.* ...........................          800             26,150
Loral Space & Communications*             21,600            610,200
Lucent Technologies, Inc. .........       30,700          2,553,856
Sprint Corp. ......................       20,100          1,417,050
Tel-Save Holdings, Inc.* ..........       45,900            677,025
Tellabs, Inc.* ....................       17,200          1,231,950
Worldcom, Inc.* ...................      104,430          5,058,328
                                                       ------------
                                                         17,065,384
                                                       ------------
  TOTAL TECHNOLOGY ................                      99,291,320
                                                       ------------
TOTAL COMMON STOCKS (92.0%)
  (Cost $212,636,859) .............                     238,645,697
                                                       ------------
PREFERRED STOCKS:
TECHNOLOGY (3.8%)
ELECTRONICS (3.8%)
SAP AG (Non Voting)
  (Cost $5,812,152) ...............       14,510          9,871,788
                                                       ------------
                                       PRINCIPAL
                                         AMOUNT
                                       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.0%)
Federal National Mortgage
  Association (Discount Note),
  7/6/98 ..........................   $3,700,000          3,697,204
Student Loan Marketing
  Association (Discount Note),
  7/1/98 ..........................    6,600,000          6,600,000
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.0%)
 (Amortized Cost $10,297,204) .....                      10,297,204
                                                       ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost
  $228,746,215) ...................                     258,814,689
OTHER ASSETS
  LESS LIABILITIES (0.2%) .........                         523,631
                                                       ------------
NET ASSETS (100%) .................                    $259,338,320
                                                       ============


----------
*     Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $22,575 or 0.01% of net assets.
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $169,183,791
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      45,907,796

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 38,644,342
Aggregate gross unrealized depreciation ..........       (8,575,868)
                                                       ------------
Net unrealized appreciation ......................     $ 30,068,474
                                                       ============
Federal income tax cost of investments ...........     $228,746,215
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $61,497,015, which was secured by collateral valued at $62,970,340, of which $1,108,250 was in the form of U.S. Government Securities.


For the six months ended June 30, 1998 the Portfolio incurred approximately $12 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (4.5%)
CHEMICALS (1.2%)
Air Products & Chemicals, Inc. .........................................    42,000               $  1,680,000
Akzo Nobel N.V. ........................................................     3,600                    800,630
E.I. Du Pont de Nemours & Co.                                                8,200                    611,925
                                                                                                 ------------
                                                                                                    3,092,555
                                                                                                 ------------
CHEMICALS--SPECIALTY (1.5%)
Cambrex Corp. ..........................................................    18,000                    472,500
Cytec Industries, Inc.* ................................................    25,600                  1,132,800
Minerals Technologies, Inc. ............................................    17,000                    864,875
Sigma-Aldrich Corp. ....................................................    36,400                  1,278,550
                                                                                                 ------------
                                                                                                    3,748,725
                                                                                                 ------------
PAPER (1.8%)
Kimberly Clark Corp. ...................................................    65,200                  2,991,050
Stone Container Corp.* .................................................   111,900                  1,748,437
                                                                                                 ------------
                                                                                                    4,739,487
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           11,580,767
                                                                                                 ------------
BUSINESS SERVICES (4.5%)
ENVIRONMENTAL CONTROL (0.6%)
Browning-Ferris Industries, Inc. .......................................    32,800                  1,139,800
Waste Management, Inc. .................................................    10,900                    381,500
                                                                                                 ------------
                                                                                                    1,521,300
                                                                                                 ------------
PRINTING, PUBLISHING,
  BROADCASTING (1.2%)
CBS Corp. ..............................................................    45,600                  1,447,800
Intermedia Communications of
  Florida, Inc.* .......................................................    31,800                  1,333,612
Jacor Communications, Inc.* ............................................     4,200                    247,800
                                                                                                 ------------
                                                                                                    3,029,212
                                                                                                 ------------
PROFESSIONAL SERVICES (2.3%)
AccuStaff, Inc.* .......................................................    24,600                    768,750
Cendant Corp.* .........................................................    91,800                  1,916,325
Compuware Corp.* .......................................................    64,600                  3,302,675
                                                                                                 ------------
                                                                                                    5,987,750
                                                                                                 ------------
TRUCKING, SHIPPING (0.4%)
Newport News Shipbuilding, Inc.                                             38,400                  1,027,200
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           11,565,462
                                                                                                 ------------
CAPITAL GOODS (5.9%)
AEROSPACE (2.8%)
Lockheed Martin Corp. ..................................................    17,900                  1,895,162
United Technologies Corp. ..............................................    56,700                  5,244,750
                                                                                                 ------------
                                                                                                    7,139,912
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.9%)
Cooper Industries, Inc. ................................................     6,100                    335,119
General Electric Co. ...................................................    33,900                  3,084,900
Teradyne, Inc.* ........................................................    49,000                  1,310,750
                                                                                                 ------------
                                                                                                    4,730,769
                                                                                                 ------------
MACHINERY (1.2%)
American Standard Cos., Inc.* ..........................................    29,600                  1,322,750
Black & Decker Corp. ...................................................    30,300                  1,848,300
                                                                                                 ------------
                                                                                                    3,171,050
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           15,041,731
                                                                                                 ------------


                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
CONSUMER CYCLICALS (7.8%)
AIRLINES (0.6%)
AMR Corp.* .............................................................    10,100               $    840,825
U.S. Airways Group, Inc.* ..............................................     9,400                    744,950
                                                                                                 ------------
                                                                                                    1,585,775
                                                                                                 ------------
APPAREL & TEXTILES (0.6%)
Nordstrom, Inc. ........................................................    20,800                  1,606,800
                                                                                                 ------------
AUTO RELATED (0.5%)
Eaton Corp. ............................................................     6,200                    482,050
Lear Corp.* ............................................................    16,700                    856,919
                                                                                                 ------------
                                                                                                    1,338,969
                                                                                                 ------------
AUTOS & TRUCKS (0.1%)
Ford Motor Co. .........................................................     3,000                    177,000
                                                                                                 ------------
FOOD SERVICES, LODGING (1.2%)
CKE Restaurants, Inc. ..................................................    27,300                  1,126,125
Jarvis Hotels plc ......................................................    84,600                    243,006
McDonald's Corp. .......................................................    20,100                  1,386,900
Promus Hotel Corp.* ....................................................     9,500                    365,750
                                                                                                 ------------
                                                                                                    3,121,781
                                                                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Sony Corp. .............................................................     1,800                    155,172
                                                                                                 ------------
RETAIL--GENERAL (4.7%)
CVS Corp. ..............................................................    59,200                  2,305,100
Fred Meyer, Inc.* ......................................................    27,800                  1,181,500
Home Depot, Inc. .......................................................    31,100                  2,583,244
Office Depot, Inc.* ....................................................    43,600                  1,376,125
Rite Aid Corp. .........................................................   120,000                  4,507,500
                                                                                                 ------------
                                                                                                   11,953,469
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           19,938,966
                                                                                                 ------------
CONSUMER NON-CYCLICALS (16.0%)
BEVERAGES (0.2%)
Brahma (ADR) ...........................................................    37,300                    466,250
                                                                                                 ------------
DRUGS (4.8%)
American Home Products Corp. ...........................................    73,500                  3,803,625
Bristol-Myers Squibb Co. ...............................................    60,000                  6,896,250
Cardinal Health, Inc. ..................................................    16,900                  1,584,375
                                                                                                 ------------
                                                                                                   12,284,250
                                                                                                 ------------
FOODS (1.5%)
Archer Daniels Midland Co. .............................................    60,000                  1,162,500
Corn Products International,
  Inc.* ................................................................    31,300                  1,060,287
McCormick & Co., Inc.
  (Non-Voting) .........................................................    39,100                  1,396,603
Nabisco Holdings Corp. .................................................     7,900                    284,894
                                                                                                 ------------
                                                                                                    3,904,284
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (2.4%)
Boston Scientific Corp.* ...............................................    21,900                  1,568,587
Columbia HCA Healthcare Corp.                                               71,500                  2,082,438
Healthsouth Corp.* .....................................................    96,858                  2,584,898
                                                                                                 ------------
                                                                                                    6,235,923
                                                                                                 ------------
RETAIL--FOOD (1.3%)
Safeway, Inc.* .........................................................    81,000                  3,295,688
                                                                                                 ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                             NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
SOAPS & TOILETRIES (5.8%)
Clorox Co. .............................................................     19,900              $  1,897,962
Colgate Palmolive Co. ..................................................     47,900                 4,215,200
Dial Corp. .............................................................     40,700                 1,055,656
Gillette Co. ...........................................................     67,000                 3,798,063
Procter & Gamble Co. ...................................................     28,800                 2,622,600
Revlon, Inc., Class A* .................................................     23,700                 1,217,588
                                                                                                 ------------
                                                                                                   14,807,069
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     40,993,464
                                                                                                 ------------
CREDIT SENSITIVE (24.0%)
BANKS (5.6%)
BankBoston Corp. .......................................................     31,400                 1,746,625
Chase Manhattan Corp. ..................................................     40,000                 3,020,000
Comerica, Inc. .........................................................     36,050                 2,388,312
First Union Corp. ......................................................     39,662                 2,310,312
Fleet Financial Group, Inc. ............................................     29,200                 2,438,200
PNC Bank Corp. .........................................................     27,400                 1,474,462
Union Planters Corp. ...................................................     18,000                 1,058,625
                                                                                                 ------------
                                                                                                   14,436,536
                                                                                                 ------------
FINANCIAL SERVICES (6.5%)
Associates First Capital Corp.,
  Class A ..............................................................     14,657                 1,126,757
CIT Group, Inc., Class A ...............................................     12,000                   450,000
Conseco, Inc. ..........................................................     72,200                 3,375,350
Fannie Mae .............................................................     40,200                 2,442,150
Green Tree Financial Corp. .............................................      4,500                   192,656
Hutchison Whampoa Ltd. .................................................    167,000                   881,557
ING Groep N.V. .........................................................     38,700                 2,535,209
Merrill Lynch & Co. ....................................................      8,700                   802,575
Morgan Stanley Dean Witter &
  Co. ..................................................................     29,700                 2,713,837
National City Corp. ....................................................     28,100                 1,995,100
                                                                                                 ------------
                                                                                                   16,515,191
                                                                                                 ------------
INSURANCE (10.2%)
Ace Ltd. ...............................................................     30,100                 1,173,900
Allstate Corp. .........................................................     21,450                 1,964,016
Chubb Corp. ............................................................     20,700                 1,663,762
CIGNA Corp. ............................................................     33,900                 2,339,100
EXEL Ltd. ..............................................................      7,300                   568,031
FPIC Insurance Group, Inc.* ............................................      3,100                   104,238
Hartford Financial Services
  Group, Inc. ..........................................................     24,300                 2,779,313
Life Re Corp. ..........................................................      6,100                   500,200
Lincoln National Corp. .................................................     35,300                 3,225,537
Mid Ocean Ltd. .........................................................        400                    31,400
Nationwide Financial Services,
  Inc. Class A .........................................................     14,700                   749,700
Reliastar Financial Corp. ..............................................     32,662                 1,567,776
Skandia Forsakrings AB .................................................    183,200                 2,618,127
Travelers Group, Inc. ..................................................     18,600                 1,127,625
United Healthcare Corp. ................................................     87,700                 5,568,950
                                                                                                 ------------
                                                                                                   25,981,675
                                                                                                 ------------
UTILITY--ELECTRIC (0.4%)
CalEnergy Co., Inc.* ...................................................     38,300                 1,151,394
                                                                                                 ------------
UTILITY--TELEPHONE (1.3%)
MCI Communications Corp. ...............................................     25,800                 1,499,625
Sprint Corp. ...........................................................     24,500                 1,727,250
                                                                                                 ------------
                                                                                                    3,226,875
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                           61,311,671
                                                                                                 ------------


                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
DIVERSIFIED (2.7%)
MISCELLANEOUS (2.7%)
Tyco International Ltd. ................................................   109,686               $  6,910,218
                                                                                                 ------------
ENERGY (7.5%)
COAL & GAS PIPELINES (0.9%)
Columbia Energy Group ..................................................    16,050                    892,782
K N Energy, Inc. .......................................................    27,100                  1,468,481
                                                                                                 ------------
                                                                                                    2,361,263
                                                                                                 ------------
OIL--DOMESTIC (3.7%)
Chevron Corp. ..........................................................    19,800                  1,644,637
Mobil Corp. ............................................................    15,400                  1,180,025
Texaco, Inc. ...........................................................    61,600                  3,676,750
USX-Marathon Group, Inc. ...............................................    85,100                  2,919,994
                                                                                                 ------------
                                                                                                    9,421,406
                                                                                                 ------------
OIL--INTERNATIONAL (1.9%)
British Petroleum Co. plc (ADR)                                             42,887                  3,784,778
Diamond Offshore Drilling, Inc. ........................................    25,200                  1,008,000
                                                                                                 ------------
                                                                                                    4,792,778
                                                                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Cooper Cameron Corp.* ..................................................    18,100                    923,100
EVI Weatherford, Inc.* .................................................    26,055                    967,292
                                                                                                 ------------
                                                                                                    1,890,392
                                                                                                 ------------
RAILROADS (0.3%)
Wisconsin Central Transport
  Corp.* ...............................................................    34,300                    750,312
                                                                                                 ------------
  TOTAL ENERGY .........................................................                           19,216,151
                                                                                                 ------------
TECHNOLOGY (17.9%)
ELECTRONICS (11.3%)
Adobe Systems, Inc. ....................................................     3,300                    140,044
Analog Devices, Inc.* ..................................................    30,400                    746,700
BMC Software, Inc.* ....................................................    73,300                  3,807,019
Cadence Design Systems, Inc.* ..........................................    92,900                  2,903,125
Computer Associates
  International, Inc. ..................................................    34,450                  1,914,128
Electronic Arts, Inc.* .................................................    37,800                  2,041,200
HBO & Co. ..............................................................   116,400                  4,103,100
Microsoft Corp.* .......................................................    90,000                  9,753,750
Sun Microsystems, Inc.* ................................................    60,100                  2,610,594
Synopsys, Inc.* ........................................................    20,000                    915,000
                                                                                                 ------------
                                                                                                   28,934,660
                                                                                                 ------------
OFFICE EQUIPMENT (3.6%)
Cisco Systems, Inc.* ...................................................    38,800                  3,572,025
EMC Corp.* .............................................................    28,600                  1,281,637
Oracle Corp.* ..........................................................   128,500                  3,156,281
Xerox Corp. ............................................................    11,700                  1,189,013
                                                                                                 ------------
                                                                                                    9,198,956
                                                                                                 ------------
TELECOMMUNICATIONS (3.0%)
Alcatel Alsthom (ADR) ..................................................    85,600                  3,482,850
Aspect Telecommunications
  Corp.* ...............................................................    31,500                    862,312
Worldcom, Inc.* ........................................................    65,650                  3,179,922
                                                                                                 ------------
                                                                                                    7,525,084
                                                                                                 ------------
  TOTAL TECHNOLOGY .....................................................                           45,658,700
                                                                                                 ------------
TOTAL COMMON STOCKS (90.8%)
  (Cost $205,795,603)                                                                             232,217,130
                                                                                                 ------------
PREFERRED STOCKS
BASIC MATERIALS (0.2%)
CHEMICALS (0.2%)
Henkel KGaA (Cost $443,265) ............................................     6,100                    607,125
                                                                                                 ------------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                      PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
                                   --------------- ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.2%)
Federal Home Loan Bank
  (Discount Note), 7/8/98 ........  $  7,800,000    $  7,791,734
Federal National Mortgage
  Association (Discount Note),
  7/6/98 .........................     5,100,000       5,096,062
Federal National Mortgage
  Association (Discount Note),
  7/2/98 .........................     8,100,000       8,098,776
                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.2%)
 (Cost $20,986,572) ..............                    20,986,572
                                                    ------------
TOTAL INVESTMENTS (99.2%)
  (Cost/Amortized Cost
  $227,225,440) ..................                   253,810,827
OTHER ASSETS
  LESS LIABILITIES (0.8%) ........                     2,098,141
                                                    ------------
NET ASSETS (100%) ................                  $255,908,968
                                                    ============


----------
*     Non-income producing
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $145,808,912
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      53,310,556

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 31,309,415
Aggregate gross unrealized depreciation ..........       (4,724,028)
                                                       ------------
Net unrealized appreciation ......................     $ 26,585,387
                                                       ============
Federal income tax cost of investments ...........     $227,225,440
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of
                            $45,103,788, which was secured by collateral valued at $46,364,830.


For the six months ended June 30, 1998 the Portfolio incurred approximately $30 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., and $432 with Equitable Distributors, Inc., both affiliated broker/dealers.














                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER            VALUE
                                        OF SHARES         (NOTE 1)
                                       -----------   ------------------
COMMON STOCKS:
BASIC MATERIALS (3.4%)
CHEMICALS (1.7%)
E.I. Du Pont de Nemours & Co.            7,804       $   582,374
Eastman Chemical Co. ...............     4,453           277,199
                                                     -----------
                                                         859,573
                                                     -----------
PAPER (1.7%)
Chesapeake Corp. ...................     2,072            80,679
Kimberly Clark Corp. ...............     5,800           266,075
Temple-Inland, Inc. ................     3,500           188,562
Weyerhaeuser Co. ...................     7,885           364,188
                                                     -----------
                                                         899,504
                                                     -----------
  TOTAL BASIC MATERIALS ............                   1,759,077
                                                     -----------
BUSINESS SERVICES (3.5%)
PRINTING, PUBLISHING,
  BROADCASTING (1.8%)
Comcast Corp., Class A Special .....     8,200           332,869
McGraw Hill Cos., Inc. .............     3,800           309,937
Time Warner, Inc. ..................     3,300           281,944
                                                     -----------
                                                         924,750
                                                     -----------
PROFESSIONAL SERVICES (0.5%)
Pitney Bowes, Inc. .................     5,734           275,949
                                                     -----------
TRUCKING, SHIPPING (1.2%)
FDX Corp.* .........................     5,300           332,575
Ryder System, Inc. .................     8,600           271,437
                                                     -----------
                                                         604,012
                                                     -----------
  TOTAL BUSINESS SERVICES ..........                   1,804,711
                                                     -----------
CAPITAL GOODS (2.5%)
AEROSPACE (0.5%)
Lockheed Martin Corp. ..............     2,306           244,148
                                                     -----------
ELECTRICAL EQUIPMENT (1.1%)
Cooper Industries, Inc. ............     4,100           225,244
Emerson Electric Co. ...............     5,852           353,314
                                                     -----------
                                                         578,558
                                                     -----------
MACHINERY (0.9%)
Caterpillar, Inc. ..................     3,000           158,625
Deere & Co. ........................     5,900           311,963
                                                     -----------
                                                         470,588
                                                     -----------
  TOTAL CAPITAL GOODS ..............                   1,293,294
                                                     -----------
CONSUMER CYCLICALS (6.0%)
AIRLINES (1.3%)
Delta Airlines, Inc. ...............     2,562           331,139
UAL Corp.* .........................     4,200           327,600
                                                     -----------
                                                         658,739
                                                     -----------
AUTO RELATED (1.9%)
Dana Corp. .........................     4,800           256,800
Eaton Corp. ........................     3,900           303,225
Goodyear Tire & Rubber Co. .........     4,100           264,194
TRW Inc. ...........................     3,132           171,085
                                                     -----------
                                                         995,304
                                                     -----------
AUTOS & TRUCKS (0.8%)
Ford Motor Co. .....................     7,100           418,900
                                                     -----------


                                      NUMBER            VALUE
                                    OF SHARES         (NOTE 1)
                                   -----------   ------------------
RETAIL--GENERAL (2.0%)
Hasbro, Inc. .......................    6,000        $   235,875
May Department Stores Co. ..........    5,000            327,500
Sears Roebuck & Co. ................    4,200            256,462
Toys-R-Us, Inc.* ...................   10,087            237,675
                                                     -----------
                                                       1,057,512
                                                     -----------
  TOTAL CONSUMER CYCLICALS .........                   3,130,455
                                                     -----------
CONSUMER NON-CYCLICALS (11.0%)
BEVERAGES (1.1%)
Anheuser-Busch Cos., Inc. ..........    5,727            270,243
Whitman Corp. ......................   12,700            291,306
                                                     -----------
                                                         561,549
                                                     -----------
CONTAINERS (0.4%)
Owens-Illinois, Inc.* ..............    4,500            201,375
                                                     -----------
DRUGS (3.9%)
American Home Products Corp. .......   10,454            540,995
Bristol-Myers Squibb Co. ...........    4,348            499,748
Merck & Co., Inc. ..................    4,100            548,375
Pharmacia & Upjohn, Inc. ...........    9,700            447,412
                                                     -----------
                                                       2,036,530
                                                     -----------
FOODS (2.4%)
ConAgra, Inc. ......................    9,100            288,356
General Mills, Inc. ................    4,000            273,500
H.J. Heinz Co. .....................    5,400            303,075
Nabisco Holdings Corp. .............    3,900            140,644
Sara Lee Corp. .....................    4,300            240,531
                                                     -----------
                                                       1,246,106
                                                     -----------
HOSPITAL SUPPLIES &
  SERVICES (1.8%)
Baxter International, Inc. .........    8,294            446,321
Columbia HCA Healthcare Corp.           7,400            215,525
Wellpoint Health Networks, Inc.*        4,100            303,400
                                                     -----------
                                                         965,246
                                                     -----------
SOAPS & TOILETRIES (0.5%)
Colgate Palmolive Co. ..............    3,000            264,000
                                                     -----------
TOBACCO (0.9%)
Philip Morris Cos., Inc. ...........   11,500            452,813
                                                     -----------
  TOTAL CONSUMER NON-CYCLICALS......                   5,727,619
                                                     -----------
CREDIT SENSITIVE (23.3%)
BANKS (9.6%)
BankAmerica Corp. ..................    3,500            302,531
BankBoston Corp. ...................    5,348            297,483
Bankers Trust New York Corp. .......    1,400            162,488
Charter One Financial, Inc. ........    4,700            158,331
Citicorp ...........................    3,900            582,075
Crestar Financial Corp. ............    1,520             82,935
First Chicago NBD Corp. ............    5,083            450,481
First Union Corp. ..................    6,800            396,100
Firstar Corp. ......................    2,281             86,678
Fleet Financial Group, Inc. ........    3,685            307,698
J.P. Morgan & Co. ..................    2,600            304,525
KeyCorp ............................    7,074            252,011
Nationsbank Corp. ..................    6,800            520,200
Norwest Corp. ......................   10,600            396,175
PNC Bank Corp. .....................    5,400            290,587
Synovus Financial Corp. ............    5,616            133,380
Washington Mutual, Inc. ............    5,850            254,109
                                                     -----------
                                                       4,977,787
                                                     -----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
FINANCIAL SERVICES (1.2%)
Fannie Mae ..........................      5,160               $  313,470
Morgan Stanley Dean Witter &
  Co. ...............................      3,200                  292,400
                                                               ----------
                                                                  605,870
                                                               ----------
INSURANCE (2.8%)
Allstate Corp. ......................      3,800                  347,938
American General Corp. ..............      6,025                  428,905
CIGNA Corp. .........................      4,200                  289,800
Hartford Financial Services
  Group, Inc. .......................      3,257                  372,519
ReliaStar Financial Corp. ...........        400                   19,200
                                                               ----------
                                                                1,458,362
                                                               ----------
REAL ESTATE (1.0%)
Duke Realty Investment, Inc. ........      3,551                   84,114
Equity Residential Property Trust          3,567                  169,210
Starwood Hotels & Resorts ...........      5,200                  251,225
                                                               ----------
                                                                  504,549
                                                               ----------
UTILITY--ELECTRIC (2.9%)
Duke Energy Corp. ...................      5,868                  347,679
Entergy Corp. .......................      4,600                  132,250
OGE Energy Corp. ....................      7,400                  199,800
PP&L Resources, Inc. ................      5,500                  124,781
Potomac Electric Power Co. ..........      5,600                  140,350
Southern Co. ........................     10,722                  296,865
Texas Utilities Co. .................      7,100                  295,538
                                                               ----------
                                                                1,537,263
                                                               ----------
UTILITY--GAS (1.1%)
Enron Corp. .........................      5,300                  286,531
Sempra Energy* ......................      9,601                  266,422
                                                               ----------
                                                                  552,953
                                                               ----------
UTILITY--TELEPHONE (4.7%)
Ameritech Corp. .....................     10,800                  484,650
AT&T Corp. ..........................      6,200                  354,175
Bellsouth Corp. .....................      5,418                  363,683
Cincinnati Bell, Inc. ...............      3,900                  111,638
GTE Corp. ...........................      6,700                  372,687
SBC Communications, Inc. ............      8,008                  320,320
Sprint Corp. ........................      3,915                  276,008
U.S. WEST, Inc. .....................      3,600                  169,200
                                                               ----------
                                                                2,452,361
                                                               ----------
  TOTAL CREDIT SENSITIVE ............                          12,089,145
                                                               ----------
DIVERSIFIED (0.6%)
MISCELLANEOUS (0.6%)
Minnesota Mining &
  Manufacturing Co. .................      3,458                  284,204
                                                               ----------
ENERGY (6.6%)
OIL--DOMESTIC (1.6%)
Amoco Corp. .........................      9,110                  379,204
Kerr-McGee Corp. ....................      3,700                  214,137
Sonat, Inc. .........................      5,900                  227,888
                                                               ----------
                                                                  821,229
                                                               ----------


                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
OIL--INTERNATIONAL (4.3%)
British Petroleum Co. plc (ADR)            5,033               $  444,162
Elf Acquitaine S.A. (ADR) ...........      4,549                  322,979
Exxon Corp. .........................      8,513                  607,083
Mobil Corp. .........................      6,600                  505,725
Total S.A. (ADR) ....................      5,429                  354,921
                                                               ----------
                                                                2,234,870
                                                               ----------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp. .............................      3,800                  373,113
                                                               ----------
  TOTAL ENERGY ......................                           3,429,212
                                                               ----------
TECHNOLOGY (3.7%)
ELECTRONICS (1.1%)
Computer Associates
  International, Inc. ...............      3,900                  216,694
Texas Instruments, Inc. .............      6,500                  379,031
                                                               ----------
                                                                  595,725
                                                               ----------
OFFICE EQUIPMENT (2.0%)
Hewlett Packard Co. .................      4,400                  263,450
International Business Machines
  Corp. .............................      3,700                  424,806
Xerox Corp. .........................      3,260                  331,298
                                                               ----------
                                                                1,019,554
                                                               ----------
OFFICE EQUIPMENT SERVICES (0.6%)
Electronic Data Systems Corp. .......      7,800                  312,000
                                                               ----------
  TOTAL TECHNOLOGY ..................                           1,927,279
                                                               ----------
TOTAL COMMON STOCKS (60.6%)
  (Cost $29,715,140) ................                          31,444,996
                                                               ----------
PREFERRED STOCKS:
CREDIT SENSITIVE (0.2%)
FINANCIAL SERVICES (0.2%)
K-Mart Financing ....................        739                   51,730
Webster Capital Corp., Series A .....         40                   40,520
                                                               ----------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $83,191) ....................                              92,250
                                                               ----------
CONVERTIBLE PREFERRED
  STOCKS:
BASIC MATERIALS (0.1%)
METALS & MINING (0.1%)
Freeport-McMoran Copper &
  Gold, Inc. (Cost $68,677) .........      2,648                   51,636
                                                               ----------
                                        PRINCIPAL
                                          AMOUNT
                                          ------
LONG-TERM DEBT
  SECURITIES:
BASIC MATERIALS (0.1%)
CHEMICALS (0.1%)
Solutia, Inc. 6.72%, 10/15/37 .......   $55,000                    55,816
                                                               ----------
BUSINESS SERVICES (0.7%)
ENVIRONMENTAL CONTROL (0.2%)
U.S. Filter Corp.
  6.50%, 5/15/03+ Section  ..........    75,000                    74,791
Waste Management
  Technologies, Inc.
  7.70%, 10/1/02 ....................    50,000                    52,401
                                                               ----------
                                                                  127,192
                                                               ----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
                                  ----------------------   -----------------
PRINTING, PUBLISHING,
  BROADCASTING (0.5%)
News America Holdings, Inc.
  7.75%, 12/1/45 ..................   $   105,000              $   113,060
Viacom, Inc.
  7.75%, 6/1/05 ...................       115,000                  123,193
                                                               -----------
                                                                   236,253
                                                               -----------
  TOTAL BUSINESS SERVICES .........                                363,445
                                                               -----------
CAPITAL GOODS (0.1%)
ELECTRICAL EQUIPMENT (0.1%)
Raytheon Co.
  6.45%, 8/15/02 ..................        35,000                   35,560
                                                               -----------
CONSUMER CYCLICALS (0.6%)
AIRLINES (0.2%)
Continental Airlines, Inc.
  Class 4C
  6.80%, 7/2/07 ...................        50,000                   50,478
  Series 981C
  6.541%, 9/15/09 .................        40,000                   40,013
                                                               -----------
                                                                    90,491
                                                               -----------
LEISURE RELATED (0.3%)
Time Warner, Inc.
  8.375%, 7/15/33 .................       135,000                  161,586
                                                               -----------
RETAIL--GENERAL (0.1%)
Neiman Marcus Group, Inc.
  7.125%, 6/1/28 ..................        70,000                   72,027
                                                               -----------
  TOTAL CONSUMER CYCLICALS ........                                324,104
                                                               -----------
CONSUMER NON-CYCLICALS (0.3%)
HOSPITAL SUPPLIES &
  SERVICES (0.1%)
Beckman Instruments, Inc.
  7.10%, 3/4/03+ Section ..........        50,000                   50,345
Manor Care, Inc.
  7.50%, 6/15/06 ..................        10,000                   10,797
                                                               -----------
                                                                    61,142
                                                               -----------
TOBACCO (0.2%)
Philip Morris Cos., Inc.
  7.25%, 1/15/03 ..................        60,000                   62,083
  7.125%, 10/1/04 .................        10,000                   10,381
                                                               -----------
                                                                    72,464
                                                               -----------
  TOTAL CONSUMER NON-CYCLICALS.....                                133,606
                                                               -----------
CREDIT SENSITIVE (30.3%)
BANKS (0.9%)
Bancomext Trust
  8.00%, 8/5/03 ...................        99,000                   95,560
Den Danske Bank
  6.55%, 9/15/03+ Section  ........        40,000                   40,844
FCB/NC Capital Trust I
  8.05%, 3/1/28+ Section  .........        40,000                   42,103
Long Island Savings Bank
  7.00%, 6/13/02 ..................        60,000                   61,695
Merita Bank Ltd.
  6.50%, 1/15/06 ..................        65,000                   65,729
Nationsbank Corp.
  6.50%, 8/15/03 ..................        65,000                   66,292
Peoples Bank of Bridgeport
  (Conn.)
  7.20%, 12/1/06 ..................        70,000                   72,624
                                                               -----------
                                                                   444,847
                                                               -----------


                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
                                  ----------------------   -----------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.5%)
Commercial Mortgage
  Acceptance Corp.
 Series 97-ML1, Class A2
  6.53%, 12/15/30 .................   $    20,000              $    20,459
 Series 97-ML1, Class A3
  6.57%, 12/15/30 .................        76,000                   77,971
 Series 97-ML1, Class D
  7.06%, 12/15/10 .................        15,000                   15,295
Chase Mortgage Finance Corp.,
 Series 98-S2, Class A14
  6.75%, 7/25/28 ..................        30,000                   30,197
First Union-Lehman Brothers
 Series 97-C2, Class A3
  6.65%, 11/18/29 .................        30,000                   30,752
 Series 97-C2, Class D
  7.12%, 11/18/12 (Pass Through)           30,000                   30,356
 Series 98-C2, Class D
  6.778%, 3/18/13 .................        95,000                   93,159
General Motors Acceptance
  Corp.
 Series 98-C1, Class A1
  6.44%, 11/15/07 .................        69,631                   70,632
 Series 98-C1, Class A2
  6.70%, 3/15/08 ..................        30,000                   30,956
 Series 98-C1, Class E
  7.153%, 3/15/11 .................        50,000                   51,281
Goldman Sachs Mortgage
  Securities Corp.
 Series 98, GL2, Class A2
  6.562%, 4/13/31 .................        60,000                   61,256
 Series 98, GL2, Class D
  7.191%, 4/13/31 .................        25,000                   25,414
Green Tree Financial Corp.
 Series 98-2, Class A5
  6.24%, 3/18/28 ..................        50,000                   50,297
 Series 98-A, Class A1C
  6.18%, 6/15/19 ..................        46,775                   46,819
Lehman Manufactured Housing
 Trust, Series 98-1
  0.82%, 7/15/28 ..................       250,000                   11,992
Merrill Lynch Mortgage
  Investors, Inc., Series 98-C2,
 Class D
  7.11%, 2/15/30 ..................        25,000                   25,387
Morgan Stanley Capital Corp.,
 Series 96-WF1, Class A2
  7.226%, 1/16/06 .................        20,000                   20,813
Residential Funding Mortgage
 Co., Series 98-SB
  6.75%, 11/15/08 .................        75,000                   74,954
                                                               -----------
                                                                   767,990
                                                               -----------
FINANCIAL SERVICES (1.7%)
AFC Capital Trust I, Series B
  8.207%, 2/3/27 ..................        25,000                   28,808
Amvescap plc
  6.60%, 5/15/05+ Section  ........        70,000                   70,767
Avalon Properties, Inc.
  6.625%, 12/15/07 ................        30,000                   30,023

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               PRINCIPAL                VALUE
                                                 AMOUNT                (NOTE 1)
                                        -----------------------   -----------------
Commercial Credit Corp.
  7.75%, 3/1/05 .....................         $     25,000        $    27,187
ERP Operating LP
  6.63%, 4/13/05 ....................               60,000             60,413
Ford Motor Credit Co.
  6.00%, 1/14/03 ....................               85,000             84,778
Lehman Brothers Holdings, Inc.
  6.50%, 10/1/02 ....................               85,000             86,029
Merrill Lynch & Co., Inc., Series B
  6.13%, 4/7/03 .....................               40,000             40,158
North Fork Capital Trust
  8.00%, 12/15/27 ...................               10,000             10,565
Paine Webber Group, Inc.
  6.55%, 4/15/08 ....................               60,000             59,601
  Series C
 6.52%, 4/6/05 ......................               60,000             60,225
Provident Cos., Inc.
  7.405%, 3/15/38 ...................               75,000             79,573
Salomon, Inc.
  6.75%, 2/15/03 ....................               45,000             46,140
The Money Store, Inc.
  8.05%, 4/15/02 ....................               35,000             37,222
Trenwick Group, Inc.
  6.70%, 4/1/03+ Section  ...........               50,000             50,133
Wilmington Trust Corp.
  6.625%, 5/1/08 ....................               90,000             91,447
                                                                  -----------
                                                                      863,069
                                                                  -----------
FOREIGN GOVERNMENT (1.9%)
Central Bank of the Philippines,
  Series B, FL,
  6.50%, 12/1/17 ....................               50,000             41,063
Government of Brazil, Series C,
  FL,
  8.00%, 4/15/14 ....................               41,768             30,804
Government of Russia
  12.75%, 6/24/28+ Section  .........               50,000             44,500
 PO
  0.00%, 12/15/20 TBA ...............               60,000             28,350
Province of Quebec
  7.50%, 7/15/02 TBA ................               50,000             52,582
Republic of Argentina FL,
  5.75%, 3/31/23 ....................              120,000             89,145
Republic of Germany
  8.00%, 1/21/02 ....................           DEM 70,000             43,484
  Series 98
  5.625%, 1/4/28 ....................              230,000            132,800
Republic of Korea
  8.875%, 4/15/08 ...................         $     50,000             45,461
Republic of Peru PDI
  4.00%, 3/7/17 .....................               91,000             56,088
Republic of South Africa
  13.00%, 8/31/10 ...................          ZAR 387,000             57,710
United Kingdom Treasury Note
  7.25%, 12/7/07 ....................          GBP 210,000            386,306
                                                                  -----------
                                                                    1,008,293
                                                                  -----------
GENERAL OBLIGATIONS (0.1%)
New Jersey Economic
  Development Authority, Series A
 7.425%, 2/15/29 ....................         $     65,000             73,464
                                                                  -----------


                                               PRINCIPAL                VALUE
                                                 AMOUNT                (NOTE 1)
                                        -----------------------   -----------------
INSURANCE (0.6%)
American General Finance Corp.
 8.125%, 3/15/46+ Section  ..........         $     70,000        $    82,493
 5.70%, 2/7/01 ......................               50,000             49,712
Cincinnati Financial Corp.
  6.90%, 5/15/28 ....................               70,000             71,537
Hartford Life, Inc.
  7.65%, 6/15/27 ....................               15,000             16,551
Southern Investments Capital
  Trust
  6.80%, 12/1/06 ....................               50,000             51,905
Travelers Property & Casualty,
  Inc.
  6.75%, 4/15/01 ....................               50,000             51,045
                                                                  -----------
                                                                      323,243
                                                                  -----------
REAL ESTATE (0.2%)
Avalon Properties, Inc.
  6.875%, 12/15/07 ..................               25,000             25,041
Chelsea GCA Realty Properties
  7.25%, 10/21/07 ...................               50,000             50,407
Omega Healthcare Investors, Inc.
  6.95%, 8/1/07 .....................               50,000             49,995
                                                                  -----------
                                                                      125,443
                                                                  -----------
U.S. GOVERNMENT (16.3%)
U.S. Treasury Note
 5.50%, 2/29/00 .....................              240,000            240,000
 5.50%, 3/31/00 .....................              395,000            395,001
 5.50%, 5/31/00 .....................              845,000            845,265
 6.25%, 8/31/02 .....................              895,000            918,495
 5.875%, 9/30/02 ....................               10,000             10,128
 5.625%, 12/31/02 ...................              570,000            572,494
 5.50%, 1/31/03 .....................              165,000            164,897
 5.50%, 3/31/03 .....................            2,280,000          2,279,289
 5.75%, 4/30/03 .....................               15,000             15,150
 5.50%, 5/31/03 .....................              860,000            860,269
 7.00%, 7/15/06 .....................              790,000            863,322
 6.125%, 8/15/07 ....................              615,000            640,369
 6.125%, 11/15/27 ...................              610,000            653,844
                                                                  -----------
                                                                    8,458,523
                                                                  -----------
U.S. GOVERNMENT AGENCIES (5.9%)
Federal National Mortgage
  Association
 5.50%, 3/1/13 ......................              199,687            193,860
 9.00%, 8/1/26 ......................              268,486            283,756
 7.00%, 7/15/28 TBA .................               30,000             30,422
Government National Mortgage
  Association
 7.375%, 6/20/22 ARM ................               21,655             22,311
 7.375%, 4/20/23 ....................               19,715             20,304
 7.375%, 6/20/23 ARM ................               26,438             27,228
 7.125%, 7/20/23 ARM ................               21,253             21,787
 7.375%, 5/20/24 ARM ................               18,465             19,007
 7.00%, 7/20/24 ARM .................               39,351             40,319
 7.125%, 9/20/24 ARM ................               39,110             40,073
 8.00%, 7/15/25 .....................              140,700            146,084
 7.00%, 9/15/25 .....................               73,836             75,173
 7.00%, 12/15/25 ....................               65,361             66,544
 6.50%, 3/15/26 .....................              288,508            288,396

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                                PRINCIPAL               VALUE
                                                                                 AMOUNT                (NOTE 1)
                                                                         ----------------------   -----------------
 8.00%, 10/15/26 .........................................................   $   164,881               $   171,062
 7.50%, 12/15/26 .........................................................        89,927                    92,540
 7.00%, 7/15/27 ..........................................................        52,664                    53,582
 7.50%, 8/15/27 ..........................................................       182,429                   187,713
 7.00%, 9/15/27 ..........................................................        24,479                    24,906
 7.50%, 10/15/27 .........................................................        31,635                    32,551
 7.00%, 11/15/27 .........................................................       650,039                   661,368
 7.00%, 2/15/28 ..........................................................        24,916                    25,347
 7.00%, 5/15/28 ..........................................................       148,367                   150,929
 6.50%, 7/15/28 TBA ......................................................       335,000                   333,221
 7.50%, 7/15/28 TBA ......................................................        25,000                    25,617
                                                                                                       -----------
                                                                                                         3,034,100
                                                                                                       -----------
UTILITY--ELECTRIC (0.9%)
Arizona Public Service Co.
  6.75%, 11/15/06 ........................................................        50,000                    51,065
Baltimore Gas & Electric Co.
  6.90%, 2/1/05 ..........................................................        50,000                    52,144
CMS Energy Corp.
  7.00%, 1/15/05 .........................................................        25,000                    24,407
CalEnergy Co., Inc.
  7.63%, 10/15/07 ........................................................        60,000                    60,252
Connecticut Light & Power Co.,
  Series C
  7.75%, 6/1/02 ..........................................................        20,000                    20,531
Illinova Corp.
  7.125%, 2/1/04 .........................................................        70,000                    72,245
Public Service Electric & Gas Co.
 8.875%, 6/1/03 ..........................................................        50,000                    55,345
Texas Utilities Co.
  7.46%, 1/1/15 ..........................................................        40,000                    42,050
Transamerica Energy
  0.00%, 6/15/02 (d) .....................................................       115,000                    94,300
                                                                                                       -----------
                                                                                                           472,339
                                                                                                       -----------
UTILITY--GAS (0.3%)
Express Pipeline, Inc.
  7.39%, 12/31/17+ Section  ..............................................        20,000                    20,166
KN Energy, Inc.
  6.45%, 3/1/03 ..........................................................        55,000                    55,279
Louis Dreyfus Natural Gas Corp.
  6.875%, 12/1/07 ........................................................        85,000                    85,745
                                                                                                       -----------
                                                                                                           161,190
                                                                                                       -----------
 TOTAL CREDIT SENSITIVE ..................................................                              15,732,501
                                                                                                       -----------
ENERGY (1.2%)
COAL & GAS PIPELINES (0.3%)
Columbia Gas Systems, Inc.
  6.61%, 11/28/02 ........................................................        65,000                    66,576
Union Pacific Resources Group
  6.75%, 5/15/08 .........................................................        70,000                    69,892
                                                                                                       -----------
                                                                                                           136,468
                                                                                                       -----------
OIL--DOMESTIC (0.2%)
Coastal Corp.
  6.95%, 6/2/28 ..........................................................        75,000                    74,156
Saga Petroleum ADS
  7.25%, 9/23/27 .........................................................        15,000                    15,173
                                                                                                       -----------
Seagull Energy Corp.
  7.50%, 9/15/27 .........................................................        20,000                    20,699
                                                                                                       -----------
                                                                                                           110,028
                                                                                                       -----------


                                                                                PRINCIPAL               VALUE
                                                                                 AMOUNT                (NOTE 1)
                                                                          ----------------------   -----------------
OIL--INTERNATIONAL (0.1%)
Pioneer Natural Resource Co.
  7.20%, 1/15/28 .........................................................   $    70,000               $    68,099
                                                                                                       -----------
RAILROADS (0.6%)
Burlington Northern Santa Fe
  Corp.
  6.875%, 12/1/27 ........................................................        80,000                    82,195
CSX Corp.
  7.95%, 5/1/27 ..........................................................       110,000                   127,796
Norfolk Southern Corp.
  7.80%, 5/15/27 .........................................................        70,000                    80,411
Wisconsin Central Transport
  Corp.
  6.625%, 4/15/08 ........................................................        15,000                    14,971
                                                                                                       -----------
                                                                                                           305,373
                                                                                                       -----------
 TOTAL ENERGY ............................................................                                 619,968
                                                                                                       -----------
TECHNOLOGY (1.0%)
OFFICE EQUIPMENT (0.1%)
Dell Computer Corp.
  7.10%, 4/15/28 .........................................................        65,000                    66,392
                                                                                                       -----------
OFFICE EQUIPMENT (0.0%)
Western Digital Corp.
  (Zero Coupon)
  2/18/18+ Section  ......................................................        50,000                    13,125
                                                                                                       -----------
TELECOMMUNICATIONS (0.9%)
AT&T Capital Corp.
  6.60%, 5/15/05 .........................................................        55,000                    55,391
AirTouch Communications, Inc.
  7.00%, 10/1/03 .........................................................        60,000                    62,324
Colt Telecom Group plc
  8.875%, 11/30/07 .......................................................        50,000                    30,496
LCI International, Inc.
  7.25%, 6/15/07 .........................................................       110,000                   110,381
TCI Communications, Inc.
  8.65%, 9/15/04 .........................................................       110,000                   123,567
Worldcom, Inc.
  7.75%, 4/1/07 ..........................................................        60,000                    64,919
                                                                                                       -----------
                                                                                                           447,078
                                                                                                       -----------
 TOTAL TECHNOLOGY ........................................................                                 526,595
                                                                                                       -----------
TOTAL LONG-TERM DEBT SECURITIES (34.3%)
 (Cost $17,671,743) ......................................................                              17,791,595
                                                                                                       -----------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (6.0%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $3,135,505,
  collateralized by $1,973,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $3,206,443 (Cost $3,135,000) ...........................................     3,135,000                 3,135,000
                                                                                                       -----------
TOTAL INVESTMENTS (101.2%)
  (Cost $50,673,751) .....................................................                              52,515,477
OTHER ASSETS
  LESS LIABILITIES (-1.2%) ...............................................                                (620,882)
                                                                                                       -----------
NET ASSETS (100%) ........................................................                             $51,894,595
                                                                                                       ===========

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


----------
*    Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $489,267 or 0.94% of net assets.

Section Illiquid security: is not actively traded.

(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.
   Glossary:
   ADR--American Depositary Receipt
   ARM--Adjustable Rate Mortgage
   FL--Floating Rate
   PDI--Past Due Interest Bond
   PO--Principal Only
   TBA--Security is subject to delayed delivery
   DEM--German Mark
   GBP--British Pound
   ZAR--South African Rand

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                    LOCAL
                                                  CONTRACT       COST ON         U.S.$        UNREALIZED
                                                   AMOUNT      ORIGINATION      CURRENT     APPRECIATION/
                                                   (000'S)         DATE          VALUE      (DEPRECIATION)
                                                 ----------   -------------   ----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 9/26/98 ..........          4        $  2,741      $  2,731       $     (10)
German Mark, expiring 9/16/98 ................        461         259,181       256,589          (2,592)
Mexican Peso, expiring 8/5/98 ................        174          19,636        18,996            (640)
South African Rand, expiring 9/16/98 .........        139          26,266        22,775          (3,491)
South Korean Won, expiring 3/11/99 ...........     78,465          46,385        57,148          10,763
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 8/5/98 ...............        232         375,747       385,229          (9,482)
German Mark, expiring 9/16/98 ................        824         467,727       458,851           8,876
South Korean Won, expiring 3/11/99 ...........     78,465          47,058        57,148         (10,090)
South African Rand, expiring 9/16/98 .........        497          89,205        81,183           8,022
                                                                                              ---------
                                                                                              $   1,356
                                                                                              =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..     $32,433,076
U.S. Government securities ......................      17,195,733
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      14,987,202
U.S. Government securities ......................      10,569,531

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 2,629,006
Aggregate gross unrealized depreciation .........        (787,280)
                                                      -----------
Net unrealized appreciation .....................     $ 1,841,726
                                                      ===========
Federal income tax cost of investments ..........     $50,673,751
                                                      ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $9,221,240, which was secured by collateral valued at $9,412,753, of which $8,581,253 was in the form of U.S. Government Securities.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                              NUMBER                VALUE
                                                                            OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (4.7%)
CHEMICALS (2.6%)
E.I. Du Pont de Nemours & Co.                                                57,911              $  4,321,608
Eastman Chemical Co. ...................................................     37,851                 2,356,225
Witco Corp. ............................................................     64,025                 1,872,731
                                                                                                 ------------
                                                                                                    8,550,564
                                                                                                 ------------
PAPER (2.1%)
Boise Cascade Corp. ....................................................     72,395                 2,370,936
International Paper Co. ................................................     38,875                 1,671,625
Kimberly Clark Corp. ...................................................     58,400                 2,679,100
                                                                                                 ------------
                                                                                                    6,721,661
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                           15,272,225
                                                                                                 ------------
BUSINESS SERVICES (5.1%)
PRINTING, PUBLISHING,
  BROADCASTING (3.7%)
McGraw Hill Cos., Inc. .................................................     30,828                 2,514,409
MediaOne Group, Inc.* ..................................................     82,480                 3,623,965
Times Mirror Co., Class A ..............................................     48,675                 3,060,441
Viacom, Inc., Class B* .................................................     43,965                 2,560,961
                                                                                                 ------------
                                                                                                   11,759,776
                                                                                                 ------------
PROFESSIONAL SERVICES (1.4%)
NCR Corp.* .............................................................     60,413                 1,963,423
Pitney Bowes, Inc. .....................................................     54,220                 2,609,337
                                                                                                 ------------
                                                                                                    4,572,760
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                           16,332,536
                                                                                                 ------------
CAPITAL GOODS (4.6%)
AEROSPACE (0.8%)
Boeing Co. .............................................................     59,310                 2,643,002
                                                                                                 ------------
ELECTRICAL EQUIPMENT (1.8%)
Cooper Industries, Inc. ................................................     56,436                 3,100,453
Emerson Electric Co. ...................................................     42,495                 2,565,635
                                                                                                 ------------
                                                                                                    5,666,088
                                                                                                 ------------
MACHINERY (2.0%)
Caterpillar, Inc. ......................................................     14,585                   771,182
Deere & Co. ............................................................     48,475                 2,563,116
Ingersoll-Rand Co. .....................................................     68,590                 3,022,247
                                                                                                 ------------
                                                                                                    6,356,545
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                           14,665,635
                                                                                                 ------------
CONSUMER CYCLICALS (10.4%)
AIRLINES (0.6%)
UAL Corp.* .............................................................     23,600                 1,840,800
                                                                                                 ------------
AUTO RELATED (3.7%)
Dana Corp. .............................................................     60,272                 3,224,552
Eaton Corp. ............................................................     29,237                 2,273,177
Goodyear Tire & Rubber Co. .............................................     60,263                 3,883,197
Lear Corp.* ............................................................     48,020                 2,464,026
                                                                                                 ------------
                                                                                                   11,844,952
                                                                                                 ------------
AUTOS & TRUCKS (1.0%)
Ford Motor Co. .........................................................     55,775                 3,290,725
                                                                                                 ------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. ......................................................     44,838                 3,275,976
                                                                                                 ------------
RETAIL--GENERAL (4.1%)
Hasbro, Inc. ...........................................................     69,100                 2,716,494
J.C. Penny Co. .........................................................     41,465                 2,998,438
K-Mart Corp.* ..........................................................    156,240                 3,007,620
Sears Roebuck & Co. ....................................................     37,540                 2,292,286
Toys-R-Us, Inc.* .......................................................     87,165                 2,053,825
                                                                                                 ------------
                                                                                                   13,068,663
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                           33,321,116
                                                                                                 ------------


                                                                             NUMBER                VALUE
                                                                           OF SHARES              (NOTE 1)
                                                                       -------------------   -------------------
CONSUMER NON-CYCLICALS (21.0%)
BEVERAGES (2.1%)
PepsiCo, Inc. ..........................................................    75,735               $  3,119,335
Whitman Corp. ..........................................................   154,242                  3,537,926
                                                                                                 ------------
                                                                                                    6,657,261
                                                                                                 ------------
CONTAINERS (1.3%)
Owens Illinois, Inc.* ..................................................    94,825                  4,243,419
                                                                                                 ------------
DRUGS (8.5%)
American Home Products Corp. ...........................................   105,310                  5,449,793
Bristol-Myers Squibb Co. ...............................................    52,530                  6,037,667
Johnson & Johnson ......................................................    40,775                  3,007,156
Merck & Co., Inc. ......................................................    44,830                  5,996,012
Pharmacia & Upjohn, Inc. ...............................................   150,349                  6,934,848
                                                                                                 ------------
                                                                                                   27,425,476
                                                                                                 ------------
FOODS (3.8%)
General Mills, Inc. ....................................................    35,855                  2,451,586
H.J. Heinz Co. .........................................................    68,720                  3,856,910
Quaker Oats Co. ........................................................    59,980                  3,295,151
Sara Lee Corp. .........................................................    47,086                  2,633,873
                                                                                                 ------------
                                                                                                   12,237,520
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Baxter International, Inc. .............................................    77,204                  4,154,540
                                                                                                 ------------
RETAIL--FOOD (1.1%)
McDonald's Corp. .......................................................    52,100                  3,594,900
                                                                                                 ------------
SOAPS & TOILETRIES (1.7%)
Clorox Co. .............................................................    25,695                  2,450,661
Colgate Palmolive Co. ..................................................    34,115                  3,002,120
                                                                                                 ------------
                                                                                                    5,452,781
                                                                                                 ------------
TOBACCO (1.2%)
Philip Morris Cos., Inc. ...............................................    97,985                  3,858,159
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                     67,624,056
                                                                                                 ------------
CREDIT SENSITIVE (29.2%)
BANKS (12.8%)
BankBoston Corp. .......................................................    59,450                  3,306,906
Bankers Trust New York Corp. ...........................................    21,919                  2,543,974
Chase Manhattan Corp. ..................................................     5,100                    385,050
Citicorp ...............................................................    36,500                  5,447,625
Crestar Financial Corp. ................................................    30,600                  1,669,612
First Chicago NBD Corp. ................................................    40,755                  3,611,912
Firstar Corp. ..........................................................    27,055                  1,028,090
Fleet Financial Group, Inc. ............................................    22,795                  1,903,383
H.F. Ahmanson & Co. ....................................................     3,005                    213,355
Hibernia Corp., Class A ................................................    32,815                    662,453
J.P. Morgan & Co. ......................................................    23,488                  2,751,032
KeyCorp ................................................................    65,010                  2,315,981
Mercantile Bancorp, Inc. ...............................................    27,308                  1,375,641
National City Corp. ....................................................    36,935                  2,622,385
PNC Bank Corp. .........................................................    58,052                  3,123,923
Summit Bancorp .........................................................    23,485                  1,115,537
Union Planters Corp. ...................................................    26,524                  1,559,943
Washington Mutual, Inc. ................................................    47,785                  2,075,661
Wells Fargo & Co. ......................................................     9,680                  3,571,920
                                                                                                 ------------
                                                                                                   41,284,383
                                                                                                 ------------
FINANCIAL SERVICES (3.1%)
American Express Co. ...................................................    19,700                  2,245,800
Fannie Mae .............................................................    44,985                  2,732,839
Merrill Lynch & Co. ....................................................    26,340                  2,429,865
Travelers Group, Inc. ..................................................    42,355                  2,567,772
                                                                                                 ------------
                                                                                                    9,976,276
                                                                                                 ------------
INSURANCE (4.2%)
Allstate Corp. .........................................................    32,745                  2,998,214
American General Corp. .................................................    50,989                  3,629,780

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
Aon Corp. .........................        51,481      $  3,616,540
CIGNA Corp. .......................        49,183         3,393,627
                                                       ------------
                                                         13,638,161
                                                       ------------
REAL ESTATE (0.7%)
Starwood Hotels & Resorts .........        47,752         2,307,026
                                                       ------------
UTILITY--ELECTRIC (2.1%)
Duke Energy Corp. .................        43,150         2,556,637
Texas Utilities Co. ...............        97,195         4,045,742
                                                       ------------
                                                          6,602,379
                                                       ------------
UTILITY--TELEPHONE (6.3%)
AT&T Corp. ........................        72,008         4,113,457
Ameritech Corp. ...................        67,725         3,039,159
GTE Corp. .........................        52,850         2,939,781
SBC Communications, Inc. ..........        94,700         3,788,000
Sprint Corp. ......................        45,352         3,197,316
U.S. West Communications
  Group ...........................        65,643         3,085,221
                                                       ------------
                                                         20,162,934
                                                       ------------
  TOTAL CREDIT SENSITIVE ..........                      93,971,159
                                                       ------------
DIVERSIFIED (0.9%)
MISCELLANEOUS (0.9%)
Minnesota Mining &
  Manufacturing Co. ...............        34,965         2,873,686
                                                       ------------
ENERGY (10.1%)
COAL & GAS PIPELINES (0.7%)
Sonat, Inc. .......................        54,250         2,095,406
                                                       ------------
OIL--DOMESTIC (4.5%)
Amoco Corp. .......................        77,462         3,224,356
Atlantic Richfield Co. ............        36,872         2,880,625
Coastal Corp. .....................        37,006         2,583,481
Kerr-McGee Corp. ..................        57,870         3,349,226
Tosco Corp. .......................        77,660         2,281,262
                                                       ------------
                                                         14,318,950
                                                       ------------
OIL--INTERNATIONAL (4.4%)
British Petroleum Co. plc (ADR)            46,306         4,086,505
Elf Acquitaine S.A. (ADR) .........        45,761         3,249,031
Exxon Corp. .......................        54,796         3,907,640
Mobil Corp. .......................        38,564         2,954,967
                                                       ------------
                                                         14,198,143
                                                       ------------


                                          NUMBER            VALUE
                                         OF SHARES         (NOTE 1)
                                      --------------   ---------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Cooper Cameron Corp.* .............        33,695      $  1,718,445
                                                       ------------
  TOTAL ENERGY ....................                      32,330,944
                                                       ------------
TECHNOLOGY (8.9%)
ELECTRONICS (3.8%)
Computer Associates
  International, Inc. .............        41,945         2,330,569
Seagate Technology, Inc.* .........       100,640         2,396,490
Texas Instruments, Inc. ...........       127,130         7,413,268
                                                       ------------
                                                         12,140,327
                                                       ------------
OFFICE EQUIPMENT (5.1%)
Hewlett Packard Co. ...............        54,153         3,242,411
International Business Machines
  Corp. ...........................        46,685         5,360,022
Xerox Corp. .......................        76,717         7,796,365
                                                       ------------
                                                         16,398,798
                                                       ------------
  TOTAL TECHNOLOGY ................                      28,539,125
                                                       ------------
TOTAL COMMON STOCKS (94.9%)
  (Cost $294,082,871) .............                     304,930,482
                                                       ------------
                                        PRINCIPAL
                                         AMOUNT
SHORT-TERM DEBT
  SECURITIES:
REPURCHASE AGREEMENT (4.8%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $15,576,509,
  collateralized by $9,799,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
$  15,924,906
  (Cost $15,574,000) ..............   $15,574,000        15,574,000
                                                       ------------
TOTAL INVESTMENTS (99.7%)
  (Cost $309,656,871) .............                     320,504,482
OTHER ASSETS
  LESS LIABILITIES (0.3%) .........                         980,605
                                                       ------------
NET ASSET VALUE (100%) ............                    $321,485,087
                                                       ============

----------
*     Non-income producing
     Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ...     $246,645,493
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...       91,531,908

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 19,347,909
Aggregate gross unrealized depreciation ..........       (8,500,298)
                                                       ------------
Net unrealized appreciation ......................     $ 10,847,611
                                                       ============
Federal income tax cost of investments ...........     $309,656,871
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $41,160,590, which was secured by collateral valued at $42,154,551.






























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (0.3%)
AUSTRALIA (0.3%)
QBE Insurance Group Ltd. ...............     97,742               $  345,421
                                                                  ----------
CANADA (6.1%)
BCE, Inc. ..............................     42,300                1,787,951
BCE Mobile Communications,
  Inc.* Section  .......................     16,300                  423,686
Bank of Nova Scotia ....................     60,716                1,501,859
Bombardier, Inc., Class B ..............     35,400                  962,251
National Bank of Canada ................     39,354                  768,868
Northern Telecom Ltd. ..................     15,284                  866,224
                                                                  ----------
  TOTAL CANADA .........................                           6,310,839
                                                                  ----------
JAPAN (7.9%)
Canon, Inc. ............................     35,000                  795,340
Circle K Japan Co., Ltd. ...............        700                   24,390
Fuji Photo Film Co. ....................     13,000                  452,965
Fujitsu Ltd. ...........................     30,000                  315,972
Honda Motor Co., Ltd. ..................      9,000                  320,733
Mabuchi Motor Co., Ltd. ................      6,900                  438,032
Matsushita-Kotobuki Electronics
  Industries Ltd. ......................     12,000                  299,524
Mitsumi Electric Co., Ltd. .............     19,000                  335,810
Nikko Securities Co., Ltd. .............   353,000                 1,464,255
Nippon Television Network
  Corp. ................................     1,550                   449,502
Promise Co., Ltd. ......................    11,800                   486,062
Ricoh Co., Ltd. ........................    46,000                   484,822
Shiseido Co., Ltd. .....................    23,000                   261,492
Sony Corp. .............................    23,100                 1,991,379
                                                                  ----------
  TOTAL JAPAN ..........................                           8,120,278
                                                                  ----------
LATIN AMERICA (0.5%)
MEXICO (0.5%)
Coca-Cola Femsa S.A. (ADR) .............    28,300                   491,712
                                                                  ----------
OTHER EUROPEAN COUNTRIES (47.3%)
FRANCE (13.8%)
Alcatel Alsthom ........................     4,694                   955,488
Assurances Generales France ............     9,504                   537,630
Banque Nationale de Paris ..............    23,554                 1,924,047
Bouygues S.A. ..........................     4,569                   829,560
Cie Generale des Eaux ..................     9,885                 2,110,217
Credit Commercial de France ............     7,277                   612,483
Elf Acquitaine S.A. ....................     6,627                   931,451
Michelin, Class B (Registered) .........    20,673                 1,193,035
STMicroelectronics N.V. (N.Y.
  Shares)* .............................    14,870                 1,039,041
Scor ...................................    22,250                 1,410,975
Societe Generale Paris .................     7,905                 1,643,090
Television Francaise ...................     5,477                   848,607
Total S.A., Class B ....................     2,172                   282,297
                                                                  ----------
                                                                  14,317,921
                                                                  ----------
GERMANY (7.9%)
Bayer AG ...............................    12,577                   649,248
Bayerische Motoren Werek
  (BMW) AG .............................     1,191                 1,202,961
Bayerische Vereinsbank AG ..............     9,320                   793,246
Deutsche Bank AG .......................    15,481                 1,312,044
Deutsche Lufthansa AG
  (Registered) .........................    38,266                   961,159


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Deutsche Telekom AG ....................    25,480                $  688,038
Mannesmann AG ..........................    15,390                 1,562,467
Veba AG ................................    14,007                   955,287
                                                                  ----------
                                                                   8,124,450
                                                                  ----------
GREECE (0.2%)
Hellenic Telecommunication
  Organization S.A. ....................     8,666                   222,397
                                                                  ----------
IRELAND (4.0%)
Allied Irish Banks plc* ................    97,222                 1,401,966
Bank of Ireland ........................    70,240                 1,436,803
CRH plc ................................    89,591                 1,272,223
                                                                  ----------
                                                                   4,110,992
                                                                  ----------
ITALY (1.8%)
Telecom Italia S.p.A. ..................   248,094                 1,827,003
                                                                  ----------
NETHERLANDS (7.6%)
ABN-Amro Holdings N.V. .................    43,356                 1,014,974
Akzo Nobel N.V. ........................     6,919                 1,538,765
Gucci Group N.V. .......................       300                    15,900
ING Groep N.V. .........................    40,227                 2,635,241
Koninklijke KPN N.V. ...................     5,033                   193,815
Philips Electronics N.V. ...............    20,642                 1,735,987
TNT Post Group N.V.* ...................     5,033                   128,715
Vedior N.V. ............................     9,703                   274,398
Vendex International N.V. Section  .....     9,833                   378,174
                                                                  ----------
                                                                   7,915,969
                                                                  ----------
POLAND (0.1%)
Bank Handlowy (GDS)+ Section  ..........     5,571                   105,013
                                                                  ----------
PORTUGAL (0.9%)
Cimpor-Cimentos de Portugal
  S.A. .................................     7,900                   277,681
Electricidade de Portugal S.A. .........    30,114                   700,333
                                                                  ----------
                                                                     978,014
                                                                  ----------
SPAIN (1.2%)
Telefonica S.A. ........................    25,968                 1,200,624
                                                                  ----------
SWITZERLAND (9.8%)
Edipresse S.A. (Bearer) ................       804                   221,197
Fischer (Georg) AG (Bearer) ............     1,485                   578,050
Julius Baer Holding AG
  (Bearer) Section  ....................       428                 1,339,882
Liechtenstein Global Trust AG ..........       427                   467,652
Nestle S.A. (Registered) ...............     1,119                 2,396,433
Novartis AG (Registered) ...............       889                 1,480,396
SAirGroup (Registered) .................       670                   220,578
UBS AG (Registered)* ...................     6,930                 2,578,690
Zurich Versicherungs-
  Gesellschaft (Registered) ............     1,288                   822,579
                                                                  ----------
                                                                  10,105,457
                                                                  ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .........................                          48,907,840
                                                                  ----------
SCANDINAVIA (7.7%)
DENMARK (0.4%)
Unidanmark A/S, Class A
  (Registered) .........................     4,319                   388,465
                                                                  ----------
FINLAND (2.3%)
Huhtamaki, Class I .....................     4,500                   257,727
Nokia OYJ, Class A .....................    26,332                 1,937,960
Sampo Insurance Co., plc,
  Class A ..............................     3,100                   147,012
                                                                  ----------
                                                                   2,342,699
                                                                  ----------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                   NUMBER            VALUE
                                                  OF SHARES         (NOTE 1)
                                               --------------   ---------------
SWEDEN (5.0%)
Ericsson LM, Class B .....................          34,582       $  1,010,105
ForeningsSparbanken AB ...................          20,067            603,746
Nordbanken Holding AB ....................          87,139            639,041
Pharmacia & Upjohn, Inc. .................          38,540          1,773,120
Svenska Handelsbanken, Class A                      15,415            714,999
Volvo AB, Class B ........................          16,211            482,652
                                                                 ------------
                                                                    5,223,663
                                                                 ------------
  TOTAL SCANDINAVIA ......................                          7,954,827
                                                                 ------------
SOUTHEAST ASIA (3.7%)
HONG KONG (1.1%)
China Telecom Ltd. .......................         343,000            595,425
Dao Heng Bank Group Ltd. Section  ........          41,000             58,209
Guoco Group Ltd. Section  ................          94,000             98,877
Smartone Telecommunications ..............         112,000            273,206
Smartone Telecommunications*+ Section .             48,000            117,088
                                                                 ------------
                                                                    1,142,805
                                                                 ------------
KOREA (1.0%)
Korea Electric Power .....................          94,700          1,010,455
                                                                 ------------
SINGAPORE (1.6%)
Development Bank of Singapore
  Ltd. (Foreign) .........................          59,000            326,517
Overseas Union Bank Ltd.
  (Foreign) ..............................         177,000            387,629
Overseas-Chinese Banking Corp.
  (Foreign) ..............................         179,000            609,204
United Overseas Bank Ltd.
  (Foreign) ..............................         123,000            382,214
                                                                 ------------
                                                                    1,705,564
                                                                 ------------
  TOTAL SOUTHEAST ASIA ...................                          3,858,824
                                                                 ------------
UNITED KINGDOM (14.7%)
Avis Europe plc ..........................         112,264            508,699
B.A.T. Industries plc ....................         178,998          1,793,567
BTR plc ..................................               1                  2
Bass plc .................................          55,665          1,043,951
British Airways plc ......................          94,316          1,021,442
British Petroleum Co. plc ................          19,600            286,079
Dixons Group plc .........................          54,780            437,289
Glaxo Wellcome plc .......................          25,964            780,047
Granada Group plc ........................          52,100            958,821
National Westminster Bank plc ............          64,724          1,157,639
Orange plc* ..............................          70,400            746,560
Premier Farnell plc ......................           6,500             32,999
Rio Tinto plc (Registered)                          49,726            560,539
Securicor plc ............................         158,503          1,291,741
Siebe plc ................................          46,848            936,491
SmithKline Beecham plc ...................         111,200          1,358,430
Smiths Industries plc ....................          68,297            946,668
Tomkins plc ..............................          36,870            200,267
Vodafone Group plc .......................          92,894          1,179,791
                                                                 ------------
  TOTAL UNITED KINGDOM ...................                         15,241,022
                                                                 ------------
TOTAL COMMON STOCKS (88.2%)
  (Cost $79,509,221) .....................                         91,230,763
                                                                 ------------


                                                  NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
                                               --------------   ---------------
PREFERRED STOCKS AND RIGHTS:
LATIN AMERICA (0.7%)
BRAZIL (0.7%)
Telecomunicacoes de Sao Paulo
  S.A. ...................................       1,950,000       $    465,350
Telecomunicacoes de Sao Paulo
  S.A.* (Rights)(expiring 7/1/98)                   91,645                 --
Telesp Celular S.A., Class B* ............       3,250,000            272,578
                                                                 ------------
TOTAL PREFERRED STOCKS
  AND RIGHTS (0.7%)
  (Cost $737,503) ........................                            737,928
                                                                 ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               ----------
SHORT-TERM DEBT SECURITIES:
UNITED STATES (11.2%)
REPURCHASE AGREEMENT (11.2%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $11,535,858,
  collateralized by $7,257,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $11,793,759 ............................     $11,534,000         11,534,000
                                                                  ------------
TOTAL INVESTMENTS (100.1%)
  (Cost $91,780,724) .....................                        103,502,691
OTHER ASSETS
  LESS LIABILITIES (--0.1%) ..............                            (55,000)
                                                                 ------------
NET ASSETS (100%) ........................                       $103,447,691
                                                                ==============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials .........................                   2.3%
Business Services .......................                   1.9
Capital Goods ...........................                   8.9
Consumer Cyclicals ......................                  14.8
Consumer Non-Cyclicals ..................                  13.1
Credit Sensitive ........................
  Banks .................................       23.4
  Financial Services ....................        5.8
  Insurance .............................        3.5
  Utility--Electric .....................        1.9
  Utility--Telephone ....................        4.6
                                                ----
Total Credit Sensitive ..................                  39.2
Diversified .............................                   2.4
Energy ..................................                   2.7
Technology ..............................                  14.7
                                                          -----
                                                          100.0%
                                                          =====

----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $222,101 or 0.21% of net assets.
Section Illiquid security: is not actively traded.
     Glossary:
   ADR--American Depositary Receipt
   GDS--Global Depositary Share

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                        LOCAL
                                                      CONTRACT       COST ON          U.S.$          UNREALIZED
                                                       AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                       (000'S)         DATE           VALUE        (DEPRECIATION)
                                                     ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 10/28/98 .................      1,670      $2,716,631      $2,769,762       $  53,131
Canadian Dollar, expiring 7/3/98 .................        101          68,740          68,658             (82)
French Franc, expiring 7/31/98 ...................      1,344         222,520         222,271            (249)
German Mark, expiring 7/2/98 .....................        169          93,016          93,563             547
Irish Punt, expiring 7/2/98 ......................         12          16,275          16,227             (48)
Italian Lira, expiring 7/2/98-7/3/98 .............    583,543         328,267         328,414             147
Japanese Yen, expiring 7/2/98-7/3/98 .............     10,617          76,043          76,593             550
Netherlands Guilder, expiring 7/2/98 .............        179          87,608          88,069             461
Portuguese Escudos, expiring 7/2/98 ..............     82,560         445,512         447,141           1,629
Spanish Peseta, expiring 7/1/98 ..................     11,159          72,736          72,769              33
Swedish Krona, expiring 7/1/98-7/2/98 ............      4,088         512,536         512,432            (104)
Swiss Franc, expiring 7/1/98-7/2/98 ..............        601         393,574         396,345           2,771
FOREIGN CURRENCY SALE CONTRACTS
British Pound, expiring 7/1/98-10/28/98 ..........      2,226       3,685,940       3,698,243         (12,303)
French Franc, expiring 7/31/98 ...................         39           6,445           6,432              13
Hong Kong Dollar, expiring 7/2/98-7/3/98 .........         85          10,989          10,990              (1)
Japanese Yen, expiring 7/1/98-9/14/98 ............    978,495       6,941,695       7,137,666        (195,971)
Singapore Dollar, expiring 7/2/98-7/6/98 .........        349         206,976         206,571             405
Swiss Franc, expiring 7/3/98 .....................         59          38,660          38,757             (97)
                                                                                                    -----------
                                                                                                    $(149,168)
                                                                                                    ===========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..    $ 64,259,747
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      34,310,616

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $ 13,814,222
Aggregate gross unrealized depreciation .........      (2,092,255)
                                                     ------------
Net unrealized appreciation .....................    $ 11,721,967
                                                     ============
Federal income tax cost of investments ..........    $ 91,780,724
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $3,500,180, which was secured by collateral valued at $3,601,700.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                            NUMBER                 VALUE
                                                                           OF SHARES             (NOTE 1)
                                                                       --------------------   ------------------
COMMON STOCKS:
BUSINESS SERVICES (9.3%)
ENVIRONMENTAL CONTROL (0.8%)
U.S.A. Waste Services, Inc.* ...........................................   15,700                 $  775,188
                                                                                                  ----------
PRINTING, PUBLISHING,
  BROADCASTING (4.4%)
CBS Corp. ..............................................................   44,600                  1,416,050
Gannett Co. ............................................................   25,400                  1,804,987
Time Warner, Inc. ......................................................   10,900                    931,269
                                                                                                  ----------
                                                                                                   4,152,306
                                                                                                  ----------
PROFESSIONAL SERVICES (4.1%)
Cendant Corp.* .........................................................   50,600                  1,056,275
Compuware Corp.* .......................................................   14,900                    761,763
Interpublic Group, Inc. ................................................   14,100                    855,694
Pitney Bowes, Inc. .....................................................   16,700                    803,687
Quintiles Transnational Corp.* .........................................    9,500                    467,281
                                                                                                  ----------
                                                                                                   3,944,700
                                                                                                  ----------
  TOTAL BUSINESS SERVICES ..............................................                           8,872,194
                                                                                                  ----------
CAPITAL GOODS (5.0%)
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Masco Corp. ............................................................   15,000                    907,500
                                                                                                  ----------
ELECTRICAL EQUIPMENT (2.9%)
General Electric Co. ...................................................   30,200                  2,748,200
                                                                                                  ----------
MACHINERY (1.2%)
Ingersoll-Rand Co. .....................................................   26,100                  1,150,031
                                                                                                  ----------
  TOTAL CAPITAL GOODS ..................................................                           4,805,731
                                                                                                  ----------
CONSUMER CYCLICALS (17.1%)
AIRLINES (0.9%)
AMR Corp.* .............................................................    9,600                    799,200
                                                                                                  ----------
APPAREL & TEXTILES (0.6%)
Jones Apparel Group, Inc.* .............................................   16,000                    585,000
                                                                                                  ----------
FOOD SERVICES, LODGING (0.5%)
Marriott International, Inc. ...........................................   15,600                    505,050
                                                                                                  ----------
LEISURE RELATED (1.3%)
Carnival Corp., Class A ................................................   30,000                  1,188,750
                                                                                                  ----------
RETAIL--GENERAL (13.8%)
CVS Corp. ..............................................................   51,300                  1,997,494
Costco Co., Inc.* ......................................................   28,400                  1,790,975
Dayton Hudson Corp. ....................................................   28,700                  1,391,950
Estee Lauder Cos., Class A .............................................   11,400                    794,438
Fred Meyer, Inc.* ......................................................    8,100                    344,250
Home Depot, Inc. .......................................................   13,100                  1,088,119
Office Depot, Inc.*                                                        13,300                    419,781
Safeway, Inc.* .........................................................   24,200                    984,637
TJX Cos., Inc. .........................................................   41,800                  1,008,425
Wal-Mart Stores, Inc. ..................................................   37,900                  2,302,425
Walgreen Co. ...........................................................   26,300                  1,086,519
                                                                                                  ----------
                                                                                                  13,209,013
                                                                                                  ----------
  TOTAL CONSUMER CYCLICALS .............................................                          16,287,013
                                                                                                  ----------
CONSUMER NON-CYCLICALS (17.8%)
BEVERAGES (1.2%)
Coca-Cola Enterprises, Inc. ............................................   28,100                  1,102,925
                                                                                                  ----------
CONTAINERS (0.5%)
Owens-lllinois, Inc.* ..................................................   10,800                    483,300
                                                                                                  ----------


                                                                             NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
DRUGS (11.3%)
Bristol-Myers Squibb Co. ...............................................   15,800                 $1,816,013
Cardinal Health, Inc. ..................................................    8,900                    834,375
Eli Lilly & Co. ........................................................   17,100                  1,129,669
Merck & Co., Inc. ......................................................    7,800                  1,043,250
Pfizer, Inc. ...........................................................   16,700                  1,815,081
Schering-Plough Corp. ..................................................   18,800                  1,722,550
Warner Lambert Co. .....................................................   34,800                  2,414,250
                                                                                                  ----------
                                                                                                  10,775,188
                                                                                                  ----------
FOODS (0.7%)
Sara Lee Corp. .........................................................   11,600                    648,875
                                                                                                  ----------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Healthsouth Corp.* .....................................................   30,000                    800,625
McKesson Corp. .........................................................    3,500                    284,375
                                                                                                  ----------
                                                                                                   1,085,000
                                                                                                  ----------
SOAPS & TOILETRIES (3.0%)
Clorox Co. .............................................................    5,700                    543,637
Colgate Palmolive Co. ..................................................   10,900                    959,200
Procter & Gamble Co. ...................................................   15,100                  1,375,044
                                                                                                  ----------
                                                                                                   2,877,881
                                                                                                  ----------
  TOTAL CONSUMER NON-CYCLICALS..........................................                          16,973,169
                                                                                                  ----------
CREDIT SENSITIVE (22.3%)
BANKS (7.1%)
BankAmerica Corp. ......................................................   25,100                  2,169,581
Chase Manhattan Corp. ..................................................   10,100                    762,550
Comerica, Inc. .........................................................   13,850                    917,562
Fifth Third Bancorp ....................................................   11,500                    724,500
J.P. Morgan & Co. ......................................................    3,500                    409,938
MBNA Corp. .............................................................   32,800                  1,082,400
Norwest Corp. ..........................................................   12,000                    448,500
Southtrust Corp. .......................................................    6,850                    297,975
                                                                                                  ----------
                                                                                                   6,813,006
                                                                                                  ----------
FINANCIAL SERVICES (6.4%)
American Express Co. ...................................................   18,000                  2,052,000
Associates First Capital Corp.,
  Class A ..............................................................    6,100                    468,937
Conseco, Inc. ..........................................................   16,600                    776,050
Morgan Stanley Dean Witter &
  Co. ..................................................................   15,000                  1,370,625
SunAmerica, Inc. .......................................................   26,100                  1,499,119
                                                                                                  ----------
                                                                                                   6,166,731
                                                                                                  ----------
INSURANCE (4.5%)
American International Group,
  Inc. .................................................................   11,100                  1,620,600
Travelers Group, Inc. ..................................................   43,800                  2,655,375
                                                                                                  ----------
                                                                                                   4,275,975
                                                                                                  ----------
MORTGAGE RELATED (1.2%)
Federal Home Loan Mortgage
  Corp. ................................................................   24,200                  1,138,913
                                                                                                  ----------
UTILITY--TELEPHONE (3.1%)
Northern Telecom Ltd. ..................................................   10,200                    578,850
Sprint Corp. ...........................................................   20,100                  1,417,050
Worldcom, Inc.* ........................................................   19,100                    925,156
                                                                                                  ----------
                                                                                                   2,921,056
                                                                                                  ----------
  TOTAL CREDIT SENSITIVE ...............................................                          21,315,681
                                                                                                  ----------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                            NUMBER         VALUE
                                          OF SHARES       (NOTE 1)
                                         -----------   -------------
DIVERSIFIED (3.3%)
MISCELLANEOUS (3.3%)
Tyco International Ltd. ..............   50,200        $3,162,600
                                                       ----------
ENERGY (1.8%)
OIL--DOMESTIC (1.0%)
Exxon Corp. ..........................   12,700           905,669
                                                       ----------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Cooper Cameron Corp.* ................    6,800           346,800
Western Atlas, Inc. ..................    5,200           441,350
                                                       ----------
                                                          788,150
                                                       ----------
  TOTAL ENERGY .......................                  1,693,819
                                                       ----------
TECHNOLOGY (19.9%)
ELECTRONICS (9.4%)
BMC Software, Inc.* ..................   30,400         1,578,900
Cisco Systems, Inc.* .................   13,600         1,252,050
Computer Associates
  International, Inc. ................   23,500         1,305,719
HBO & Co. ............................   38,000         1,339,500
Microsoft Corp.* .....................   25,900         2,806,912
Peoplesoft, Inc.* ....................   14,900           700,300
                                                       ----------
                                                        8,983,381
                                                       ----------
OFFICE EQUIPMENT (1.8%)
Dell Computer Corp.* .................    6,200           575,437
EMC Corp.* ...........................   25,600         1,147,200
                                                       ----------
                                                        1,722,637
                                                       ----------
OFFICE EQUIPMENT SERVICES (1.3%)
America Online, Inc. .................    6,600           699,600
Parametric Technology Corp.* .........   19,800           537,075
                                                       ----------
                                                        1,236,675
                                                       ----------
TELECOMMUNICATIONS (7.4%)
AT&T Corp. ...........................   21,700         1,239,612
AirTouch Communications, Inc.*           14,100           823,969
Lucent Technologies, Inc. ............   25,200         2,096,325
Tele-Communications TCI
  Ventures Group, Class A* ...........   41,900           840,619
Telecommunications, Inc.,
  Class A* ...........................   28,700         1,103,156
Tellabs, Inc.* .......................   13,700           981,263
                                                       ----------
                                                        7,084,944
                                                       ----------
  TOTAL TECHNOLOGY ...................                 19,027,637
                                                       ----------
TOTAL COMMON STOCKS (96.5%)
 (Cost $77,301,019) ..................                 92,137,844
                                                       ----------

                                             PRINCIPAL          VALUE
                                               AMOUNT          (NOTE 1)
                                           -------------   ---------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (5.0%)
Chase Securities, Inc. 5.80%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $4,828,778,
  collateralized by $3,038,000 of
  U.S. Treasury Bonds, 13.25%
  due 5/15/14, valued at
  $4,937,225 (Cost $4,828,000) .........   $4,828,000      $ 4,828,000
                                                           -----------
TOTAL INVESTMENTS (101.5%)
  (Cost $82,129,019) ...................                    96,965,844
OTHER ASSETS
  LESS LIABILITIES (-1.5%) .............                    (1,462,937)
                                                           -----------
NET ASSETS (100%) ......................                   $95,502,907
                                                           ===========

---------------------
*     Non-income producing

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $54,890,641
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     13,427,249

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $ 15,884,435
Aggregate gross unrealized depreciation .........      (1,047,610)
                                                     ------------
Net unrealized appreciation .....................    $ 14,836,825
                                                     ============
Federal income tax cost of investments ..........    $ 82,129,019
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $15,718,854, which was secured by collateral valued at $16,147,100.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                      -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (11.2%)
CHEMICALS (5.6%)
Dow Chemical Co. .....................     28,400              $  2,745,925
E.I. Du Pont de Nemours & Co.              26,400                 1,970,100
Eastman Chemical Co. .................      7,100                   441,975
Great Lakes Chemical Corp. ...........     33,600                 1,325,100
Hercules, Inc. .......................     36,300                 1,492,837
Imperial Chemical Industries plc
  (ADR) ..............................     13,800                   890,100
Lonrho plc* ..........................     28,350                   133,039
Nalco Chemical Co. ...................     28,400                   997,550
Octel Corp.* .........................      7,375                   146,578
Witco Corp. ..........................     38,100                 1,114,425
                                                               ------------
                                                                 11,257,629
                                                               ------------
CHEMICALS--SPECIALTY (1.2%)
International Flavors &
  Fragrances, Inc. ...................     41,500                 1,802,656
Lubrizol Corp. .......................     19,100                   577,775
                                                               ------------
                                                                  2,380,431
                                                               ------------
METALS & MINING (1.5%)
Inco Ltd. ............................     31,800                   433,275
Newmont Mining Corp. .................     37,400                   883,575
Phelps Dodge Corp. ...................     14,400                   823,500
Reynolds Metals Co. ..................     13,600                   760,750
                                                               ------------
                                                                  2,901,100
                                                               ------------
PAPER (2.6%)
Consolidated Papers, Inc. ............     37,800                 1,030,050
Georgia-Pacific Corp. (Timber
  Group) .............................      7,400                   170,663
International Paper Co. ..............     23,100                   993,300
Kimberly-Clark Corp. .................     36,100                 1,656,088
Union Camp Corp. .....................     27,300                 1,354,762
                                                               ------------
                                                                  5,204,863
                                                               ------------
STEEL (0.3%)
USX-U.S. Steel Group, Inc. ...........     20,400                   673,200
                                                               ------------
  TOTAL BASIC MATERIALS ..............                           22,417,223
                                                               ------------
BUSINESS SERVICES (5.1%)
ENVIRONMENTAL CONTROL (1.4%)
Browning-Ferris Industries, Inc. .....     35,400                 1,230,150
Waste Management, Inc. ...............     44,600                 1,561,000
                                                               ------------
                                                                  2,791,150
                                                               ------------
PRINTING, PUBLISHING,
  BROADCASTING (3.2%)
Donnelley (R.R.) & Sons Co. ..........     32,200                 1,473,150
Dow Jones & Co., Inc. ................     23,300                 1,298,975
Dun & Bradstreet Corp.* ..............     29,900                 1,080,137
Knight Ridder, Inc. ..................     31,300                 1,723,456
Readers Digest Association, Inc.,
  Class A (Non Voting) ...............     30,100                   816,463
                                                               ------------
                                                                  6,392,181
                                                               ------------
TRUCKING, SHIPPING (0.5%)
Alexander & Baldwin, Inc. ............     14,500                   422,313
Gatx Corp. ...........................     14,000                   614,250
                                                               ------------
                                                                  1,036,563
                                                               ------------
  TOTAL BUSINESS SERVICES ............                           10,219,894
                                                               ------------


                                           NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
                                      -------------------   -------------------
CAPITAL GOODS (5.7%)
AEROSPACE (0.5%)
Allied Signal, Inc. ..................    24,100               $  1,069,438
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.5%)
Armstrong World Industries, Inc.          14,600                    983,675
Georgia-Pacific Corp. ................     9,800                    577,587
PPG Industries, Inc. .................    20,000                  1,391,250
                                                               ------------
                                                                  2,952,512
                                                               ------------
ELECTRICAL EQUIPMENT (2.6%)
AMP, Inc. ............................    37,200                  1,278,750
Cooper Industries, Inc. ..............    18,400                  1,010,850
General Electric Co. .................    21,300                  1,938,300
Hubbell, Inc., Class B ...............    21,100                    878,287
                                                               ------------
                                                                  5,106,187
                                                               ------------
MACHINERY (1.1%)
Pall Corp. ...........................    47,500                    973,750
Tomkins plc ..........................   241,500                  1,311,755
                                                               ------------
                                                                  2,285,505
                                                               ------------
  TOTAL CAPITAL GOODS ................                           11,413,642
                                                               ------------
CONSUMER CYCLICALS (6.3%)
APPAREL & TEXTILES (0.1%)
Unifi, Inc. ..........................     4,200                    143,850
                                                               ------------
AUTO RELATED (1.5%)
Genuine Parts Co. ....................    43,900                  1,517,294
TRW Inc. .............................    26,600                  1,453,025
                                                               ------------
                                                                  2,970,319
                                                               ------------
AUTOS & TRUCKS (0.8%)
General Motors Corp. .................    23,600                  1,576,775
                                                               ------------
FOOD SERVICES, LODGING (0.4%)
Hilton Hotels Corp. ..................    27,500                    783,750
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.7%)
Whirlpool Corp. ......................    21,300                  1,464,375
                                                               ------------
PHOTO & OPTICAL (1.5%)
Bausch & Lomb, Inc. ..................    22,500                  1,127,812
Eastman Kodak Co. ....................    26,800                  1,958,075
                                                               ------------
                                                                  3,085,887
                                                               ------------
RETAIL--GENERAL (1.3%)
J.C. Penny Co. .......................    21,300                  1,540,256
May Department Stores Co. ............    15,500                  1,015,250
                                                               ------------
                                                                  2,555,506
                                                               ------------
  TOTAL CONSUMER CYCLICALS ...........                           12,580,462
                                                               ------------
CONSUMER NON-CYCLICALS (14.3%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. ............    44,000                  2,076,250
Brown-Forman Corp., Class B ..........    18,700                  1,201,475
                                                               ------------
                                                                  3,277,725
                                                               ------------
CONTAINERS (0.3%)
Tupperware Corp. .....................    23,500                    660,938
                                                               ------------
DRUGS (3.6%)
Abbott Laboratories ..................    31,300                  1,279,388
American Home Products Corp. .........    56,300                  2,913,525

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
Amgen, Inc.* .......................      8,100              $    529,537
Pharmacia & Upjohn, Inc. ...........     52,100                 2,403,112
                                                             ------------
                                                                7,125,562
                                                             ------------
FOODS (3.9%)
General Mills, Inc. ................     30,000                 2,051,250
H.J. Heinz Co. .....................     23,900                 1,341,387
Kellogg Co. ........................     21,600                   811,350
McCormick & Co., Inc.
  (Non-Voting) .....................     42,500                 1,518,047
Quaker Oats Co. ....................     29,400                 1,615,163
Sara Lee Corp. .....................      7,200                   402,750
                                                             ------------
                                                                7,739,947
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Baxter International, Inc. .........     12,000                   645,750
Johnson & Johnson ..................      6,900                   508,875
Smith & Nephew plc .................    215,900                   539,029
U.S. Surgical Corp. ................     43,700                 1,993,812
                                                             ------------
                                                                3,687,466
                                                             ------------
TOBACCO (3.1%)
Fortune Brands, Inc. ...............     34,300                 1,318,406
Philip Morris Cos., Inc. ...........     60,500                 2,382,188
RJR Nabisco Holdings Corp. .........     42,300                 1,004,625
UST, Inc. ..........................     51,900                 1,401,300
                                                             ------------
                                                                6,106,519
                                                             ------------
  TOTAL CONSUMER NON-CYCLICALS                                 28,598,157
                                                             ------------
CREDIT SENSITIVE (33.2%)
BANKS (9.0%)
Banc One Corp. .....................     29,450                 1,643,678
BankBoston Corp. ...................     19,600                 1,090,250
Bankers Trust New York Corp. .......     12,500                 1,450,781
Chase Manhattan Corp. ..............     21,600                 1,630,800
First Union Corp. ..................     24,660                 1,436,445
Fleet Financial Group, Inc. ........     16,900                 1,411,150
J.P. Morgan & Co. ..................     18,500                 2,166,813
Mellon Bank Corp. ..................     51,000                 3,550,875
Mercantile Bankshares Corp. ........     18,150                   631,847
National City Corp. ................     14,400                 1,022,400
PNC Bank Corp. .....................     12,500                   672,656
Wells Fargo & Co. ..................      3,300                 1,217,700
                                                             ------------
                                                               17,925,395
                                                             ------------
FINANCIAL SERVICES (2.1%)
Fannie Mae .........................     30,100                 1,828,575
H&R Block, Inc. ....................     28,500                 1,200,562
Transamerica Corp. .................     10,200                 1,174,275
                                                             ------------
                                                                4,203,412
                                                             ------------
INSURANCE (5.1%)
American General Corp. .............     26,300                 1,872,231
Exel Ltd. ..........................     17,600                 1,369,500
Hilb, Rogal & Hamilton Co. .........      1,000                    15,625
Lincoln National Corp. .............     11,100                 1,014,262
Safeco Corp. .......................     36,900                 1,676,644
St. Paul Cos. ......................     55,966                 2,354,070
Travelers Group, Inc. ..............     21,400                 1,297,375
Willis Corroon Group plc (ADR)           45,100                   566,569
                                                             ------------
                                                               10,166,276
                                                             ------------


                                         NUMBER                VALUE
                                       OF SHARES              (NOTE 1)
                                   -------------------   -------------------
REAL ESTATE (3.0%)
Cresent Real Estate Equities Co.        31,200               $  1,049,100
Rouse Co. ..........................    10,700                    336,381
Security Capital Pacific Trust .....    17,200                    387,000
Simon Debartolo Group, Inc. ........    48,900                  1,589,250
Starwood Hotels & Resorts ..........    44,697                  2,159,424
Weingarten Realty Investments ......    11,500                    480,844
                                                             ------------
                                                                6,001,999
                                                             ------------
UTILITY--ELECTRIC (7.0%)
Baltimore Gas & Electric Co. .......    21,700                    674,056
Central & South West Corp. .........    19,600                    526,750
DQE, Inc. ..........................    26,600                    957,600
Dominion Resources, Inc. ...........    25,200                  1,026,900
Duke Energy Corp. ..................    27,800                  1,647,150
Entergy Corp. ......................    25,200                    724,500
FirstEnergy Corp. ..................    44,570                  1,370,528
GPU, Inc. ..........................    17,300                    654,156
Houston Industries, Inc. ...........    38,300                  1,182,513
Pacificorp .........................    36,000                    814,500
Peco Energy Co. ....................    29,200                    852,275
Southern Co. .......................    52,800                  1,461,900
TECO Energy, Inc. ..................    24,400                    654,225
Unicom Corp. .......................    39,200                  1,374,450
                                                             ------------
                                                               13,921,503
                                                             ------------
UTILITY--TELEPHONE (7.0%)
AT&T Corp. .........................    33,900                  1,936,537
Alltel Corp. .......................    61,100                  2,841,150
Bell Atlantic Corp. ................    36,200                  1,651,625
Bellsouth Corp. ....................    21,100                  1,416,338
GTE Corp. ..........................    37,400                  2,080,375
SBC Communications, Inc. ...........    55,000                  2,200,000
Southern New England
  Telecommunications Corp. .........    16,100                  1,054,550
U.S. West Communications
  Group ............................    18,700                    878,900
                                                             ------------
                                                               14,059,475
                                                             ------------
  TOTAL CREDIT SENSITIVE ...........                           66,278,060
                                                             ------------
DIVERSIFIED (1.5%)
MISCELLANEOUS (1.5%)
Lonrho Africa plc ..................    18,950                     22,786
Minnesota Mining &
  Manufacturing Co. ................    19,700                  1,619,094
Olin Corp. .........................    29,900                  1,246,456
                                                             ------------
  TOTAL DIVERSIFIED ................                            2,888,336
                                                             ------------
ENERGY (14.0%)
OIL--DOMESTIC (8.8%)
Amoco Corp. ........................    64,400                  2,680,650
Atlantic Richfield Co. .............    32,900                  2,570,312
Chevron Corp. ......................    29,500                  2,450,344
Exxon Corp. ........................    42,000                  2,995,125
Mobil Corp. ........................    25,900                  1,984,588
Occidental Petroleum Corp. .........    34,700                    936,900
Phillips Petroleum Co. .............    18,400                    886,650
Texaco, Inc. .......................    39,200                  2,339,750
Unocal Corp. .......................    19,600                    700,700
                                                             ------------
                                                               17,545,019
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                        NUMBER          VALUE
                                      OF SHARES        (NOTE 1)
                                     -----------   ---------------
OIL--INTERNATIONAL (2.1%)
Amerada Hess Corp. ...............     27,300       $  1,482,731
British Petroleum Co. plc (ADR)        14,800          1,306,100
Royal Dutch Petroleum Co.
  (NY Shares) ....................     25,000          1,370,313
                                                    ------------
                                                       4,159,144
                                                    ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
USX-Marathon Group, Inc. .........     27,100            929,869
                                                    ------------
RAILROADS (2.6%)
Burlington Northern Santa Fe
  Corp. ..........................     10,900          1,070,244
Norfolk Southern Corp. ...........     75,000          2,235,937
Union Pacific Corp. ..............     44,800          1,976,800
                                                    ------------
                                                       5,282,981
                                                    ------------
  TOTAL ENERGY ...................                    27,917,013
                                                    ------------
TECHNOLOGY (1.4%)
OFFICE EQUIPMENT (0.4%)
Hewlett Packard Co. ..............     14,100            844,237
                                                    ------------
TELECOMMUNICATIONS (1.0%)
BCE, Inc. ........................     26,300          1,114,339
Frontier Corp. ...................     27,700            872,550
                                                    ------------
                                                       1,986,889
                                                    ------------
  TOTAL TECHNOLOGY ...............                     2,831,126
                                                    ------------
TOTAL COMMON STOCKS (92.7%)
  (Cost $176,609,700) ............                   185,143,913
                                                    ------------


                                         PRINCIPAL         VALUE
                                          AMOUNT          (NOTE 1)
                                       ------------   ---------------
SHORT-TERM DEBT
  SECURITIES:
COMMERCIAL PAPER (7.1%)
Abbey National North America
  plc
  5.55%, 7/2/98 ....................    $  250,000     $    249,961
Bellsouth Corp.
  5.71%, 7/8/98 ....................       202,000          201,776
H.J. Heinz Co.
  5.55%, 7/31/98 ...................     1,154,000        1,148,692
Metlife Funding, Inc.
  5.52%, 7/8/98 ....................     6,590,000        6,582,939
Preferred Receivables Funding
  5.54%, 7/1/98+ Section  ..........     5,250,000        5,250,000
Proctor & Gamble Corp.
  5.53%, 7/31/98 ...................       631,000          628,108
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.1%)
  (Amortized Cost $14,061,476) .....                     14,061,476
                                                       ------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost $190,671,176)                    199,205,389
OTHER ASSETS
  LESS LIABILITIES (0.2%) ..........                        473,055
                                                       ------------
NET ASSETS (100%) ..................                   $199,678,444
                                                       ============

----------
*     Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $5,250,000 or 2.63% of net assets.

Section Illiquid security: is not actively traded.
   Glossary:
     ADR--American Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $101,427,225
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      12,942,471

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 14,279,790
Aggregate gross unrealized depreciation ..........       (5,745,577)
                                                       ------------
Net unrealized appreciation ......................     $  8,534,213
                                                       ============
Federal income tax cost of investments ...........     $190,671,176
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $33,914,899, which was secured by collateral valued at $34,638,064.

For the six months ended June 30, 1998 the Portfolio incurred approximately $1,912 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                       -------------------   -------------------
COMMON STOCKS AND WARRANTS:
AUSTRALIA & NEW ZEALAND (2.2%)
AUSTRALIA (2.0%)
AMP Ltd.* ..........................         11,000          $    128,898
Australian Gas & Light Co., Ltd.             26,346               164,979
Brambles Industries Ltd. ...........          6,000               117,887
Broken Hill Proprietary Ltd. .......         20,569               174,076
Colonial Ltd.* .....................         32,000                96,819
Commonwealth Bank of
  Australia ........................         22,597               263,952
Fosters Brewing Corp. ..............         22,000                51,832
GIO Australia Holdings, Ltd. .......         15,000                38,539
Goodman Fielder, Ltd. ..............         52,000                75,764
John Fairfax Holdings Ltd. .........         45,000                78,316
Lend Lease Corp. ...................          7,108               143,888
National Australia Bank Ltd. .......          7,126                94,106
News Corp., Ltd. ...................         29,034               237,255
Publishing & Broadcasting Ltd. .....         22,000                94,798
Sydney Harbour Casino
  Holdings* ........................         71,200                41,496
Tabcorp Holdings Ltd. ..............         23,000               117,645
Telstra Corp., Ltd. ................         47,305               121,423
Westpac Banking Corp. ..............         30,000               183,210
Woodside Petroleum Ltd. ............         16,000                79,955
                                                             ------------
                                                                2,304,838
                                                             ------------
NEW ZEALAND (0.2%)
Fletcher Challenge Building ........         16,251                20,264
Fletcher Challenge Energy ..........         14,255                34,068
Telecom Corp. of New Zealand
  Ltd. .............................         28,000               115,507
Telecom Corp. of New Zealand
  Ltd. .............................          8,000                17,124
                                                             ------------
                                                                  186,963
                                                             ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                            2,491,801
                                                             ------------
CANADA (0.2%)
Alcan Aluminum Ltd. ................          4,800               132,106
Royal Bank of Canada ...............          1,800               108,253
                                                             ------------
  TOTAL CANADA .....................                              240,359
                                                             ------------
JAPAN (15.7%)
Advantest Corp. ....................          1,500                80,724
Alps Electric Co., Ltd. ............         13,000               154,740
Amada Co., Ltd. ....................         17,000                82,780
Canon, Inc. ........................         52,000             1,181,648
Citizen Watch Co., Ltd. ............         10,000                82,600
DDI Corp. ..........................             55               191,639
Daifuku Co., Ltd. ..................          2,000                 7,459
Daiichi Pharma Co., Ltd. ...........         22,000               290,434
Dainippon Screen Manufacturing
  Co., Ltd. ........................         15,000                61,463
Daiwa House Industry Co., Ltd. .....         23,000               203,253
Denso Corp. ........................         47,000               779,830
East Japan Railway Co. .............             73               343,356
Fanuc ..............................          5,700               197,374
Fujitsu Ltd. .......................          9,000                94,792
Hitachi Ltd. .......................         51,000               332,961
Hitachi Zosen Corp. ................         25,000                40,398
Honda Motor Co., Ltd. ..............          3,000               106,911


                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
                                      -------------------   -------------------
Inax ...............................         5,000           $     17,205
Ito-Yokado Co., Ltd. ...............        14,000                659,501
Kao Corp. ..........................        20,000                308,758
Kokuyo .............................        14,000                237,339
Komatsu Ltd. .......................        18,000                 87,520
Komori Corp. .......................         9,000                171,079
Kuraray Co., Ltd. ..................        31,000                263,663
Kyocera Corp. ......................        13,000                635,839
Makita Corp. .......................        15,000                173,027
Marui Co., Ltd. ....................        34,000                507,719
Matsushita Electric Industries Co.          53,000                852,619
Mitsubishi Corp. ...................        28,000                173,712
Mitsubishi Heavy Industries Ltd.           158,000                597,259
Mitsui Fudosan Co., Ltd. ...........        77,000                608,801
Murata Manufacturing Co., Ltd. .....        15,000                486,943
NEC Corp. ..........................        85,000                792,851
Nippon Telegraph & Telephone
  Corp. ............................            41                340,139
Nomura Securities Co. ..............        47,000                547,576
Pioneer Electric Corp. .............         8,000                152,936
Sangetsu Co., Ltd. .................         2,000                 25,826
Sankyo Co. .........................        36,000                820,661
Sega Enterprises ...................         2,500                 43,194
Sekisui Chemical Co. ...............        33,000                169,023
Sekisui House Ltd. .................        20,000                155,100
Seven-Eleven Japan Co., Ltd. .......         4,000                238,349
Sharp Corp. ........................         8,000                 64,868
Shin-Etsu Chemical Co. .............        29,000                502,092
Shiseido Co., Ltd. .................        13,000                147,800
Sony Corp. .........................        13,000              1,120,690
Sumitomo Corp. .....................        57,000                274,268
Sumitomo Electric Industries .......        77,000                779,332
Sumitomo Forestry Co. ..............         8,000                 44,957
TDK Corp. ..........................        13,000                961,261
Tokio Marine & Fire Insurance
  Co. ..............................        11,000                113,158
Tokyo Electron Ltd. ................         5,000                153,297
Tokyo Steel Manufacturing ..........         7,800                 40,176
Toppan Printing Co., Ltd. ..........        30,000                321,166
Uny Co., Ltd. ......................        15,000                243,471
Yurtec Corp. .......................         3,000                 17,919
                                                             ------------
  TOTAL JAPAN ......................                           18,083,456
                                                             ------------
LATIN AMERICA (4.2%)
ARGENTINA (0.8%)
Banco Frances Rio Plata (ADR)                2,220                 50,921
Banco Galicia Y Bueno (ADR) ........         2,561                 46,738
Perez Companc S.A. .................        22,347                112,198
Telefonica de Argentina (ADR) ......         5,810                188,462
YPF S.A., Class D (ADR) ............        16,031                481,932
                                                             ------------
                                                                  880,251
                                                             ------------
BRAZIL (1.7%)
CEMIG (ADR) ........................         3,224                 99,785
Eletrobras .........................     3,593,000                105,626
Empresa S.A. .......................        20,000                     51
Pao de Acucar (ADR) ................         2,000                 45,250
Telebras S.A. (ADR) ................        15,000              1,637,813
Unibanco S.A. (GDR) ................         3,675                108,412
                                                             ------------
                                                                1,996,937
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
                                    -------------------   -------------------
CHILE (0.1%)
CCU S.A. (ADS) .....................        649              $     13,710
Chilectra S.A. (ADR)+ Section  .....      2,211                    47,395
Enersis S.A. (ADR) .................      1,645                    40,200
Santa Isabel S.A. (ADR) ............        200                     2,200
                                                             ------------
                                                                  103,505
                                                             ------------
MEXICO (1.5%)
Cemex S.A. .........................     10,300                    45,368
Cemex S.A. (ADR) ...................     16,000                   119,296
Cifra S.A., Class B (ADR) ..........      2,360                    34,562
Fomento Economico Mexicano
  S.A. de C.V. .....................      3,400                   105,890
Gruma S.A. (ADS)*+ Section  ........      3,467                    30,557
Gruma S.A., Class B* ...............     15,250                    33,585
Grupo Financeiro Banamex,
  Class B* .........................     22,000                    42,823
Grupo Industrial Maseca S.A.,
  Class B ..........................     26,000                    18,219
Grupo Modelo S.A., Class C .........     13,000                   107,725
Grupo Televisa S.A. (GDR)* .........      4,500                   169,313
Kimberly Clark de Mexico,
  Class A ..........................     31,000                   109,477
Panamerican Beverages, Inc.,
  Class A ..........................      7,000                   220,062
TV Azteca S.A. (ADS) ...............      5,800                    62,712
Telmex, Class L (ADR) ..............     12,000                   576,750
                                                             ------------
                                                                1,676,339
                                                             ------------
PANAMA (0.0%)
Banco Latinoamericano de
  Exportaciones S.A. ...............        387                    11,900
                                                             ------------
PERU (0.0%)
Credicorp Ltd. .....................      1,012                    14,864
Telefonica de Peru S.A. (ADS) ......      1,330                    27,182
                                                             ------------
                                                                   42,046
                                                             ------------
VENEZUELA (0.1%)
CANTV (ADR) ........................      2,841                    71,025
                                                             ------------
  TOTAL LATIN AMERICA ..............                            4,782,003
                                                             ------------
OTHER EUROPEAN COUNTRIES (46.2%)
BELGIUM (2.2%)
Credit Communal Holdings/Dexia              715                   107,577
Generale de Banque S.A. ............        750                   556,656
Kredietbank N.V. ...................     19,840                 1,775,046
UCB S.A. ...........................         26                   134,855
                                                             ------------
                                                                2,574,134
                                                             ------------
CZECH REPUBLIC (0.0%)
SPT Telecom A/S* ...................      1,900                    26,301
                                                             ------------
FRANCE (10.3%)
Accor S.A. .........................        590                   165,073
Alcatel Alsthom ....................      3,700                   753,154
Canal Plus .........................      1,090                   203,671
Carrefour S.A. .....................        601                   380,128
Cie Generale des Eaux ..............      7,540                 1,609,614
Compagnie de Saint Gobain ..........      3,060                   567,219
Credit Commercial de France ........      3,989                   335,742
Dexia France .......................      1,464                   197,056
Elf Acquitaine S.A. ................      3,440                   483,506
Groupe Danone ......................      1,970                   543,033


                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                    -------------------   -------------------
Groupe GTM .........................        440              $     45,692
L'Oreal ............................        410                   228,000
Lafarge S.A. .......................      1,931                   199,566
Lapeyre S.A. .......................      1,920                   178,745
Legrand S.A. .......................        930                   246,052
Pathe S.A. .........................        390                    76,420
Pinault-Printemps-Redoute S.A. .....      1,650                 1,380,570
Primagaz Cie Gaz ...................        150                    13,171
STMicroelectronics N.V.* ...........      1,200                    85,027
Sanofi S.A. ........................      5,218                   613,476
Schneider S.A. .....................      8,149                   649,629
Societe Generale Paris .............      2,145                   445,848
Sodexho Alliance S.A. ..............      3,642                   688,352
Television Francaise ...............      3,230                   500,456
Total S.A., Class B ................      9,330                 1,212,630
                                                             ------------
                                                               11,801,830
                                                             ------------
GERMANY (6.9%)
Allianz AG (Registered) ............      1,890                   623,538
Bayer AG ...........................      9,382                   484,316
Bayer Hypothecken Und
  Wechselbank AG ...................      7,520                   477,010
Bayerische Vereinsbank AG ..........      6,043                   514,333
Bilfinger & Berger BAU AG ..........      1,640                    55,743
Buderus AG .........................        110                    54,893
Commerzbank AG .....................      2,240                    85,700
Deutsche Bank AG ...................      8,502                   720,560
Deutsche Telekom AG ................     16,750                   452,301
Dresdner Bank AG ...................      7,518                   405,601
Dresdner Bank AG* (Warrants)
  (expiring 4/30/02) ...............      4,238                   110,679
Gehe AG ............................     12,770                   686,826
Hoechst AG .........................      3,180                   158,868
Hornbach Baumarkt AG ...............        260                    12,758
Mannesmann AG* .....................      8,570                   870,068
Rhoen-Kilnikum AG ..................      1,420                   137,788
SAP AG .............................      1,560                   947,158
Siemens AG .........................      3,249                   197,804
Veba AG ............................     10,940                   746,116
Volkswagen AG ......................        199                   191,442
                                                             ------------
                                                                7,933,502
                                                             ------------
ITALY (5.2%)
Assicurazioni Generali S.p.A. ......     13,440                   437,196
Banca Commerciale Italiana .........     23,000                   137,597
Banca di Roma ......................    278,000                   578,890
Credito Italiano S.p.A. ............    140,205                   734,225
ENI S.p.A. (Registered) ............    104,683                   686,359
Industrie Natuzzi S.p.A. (ADR) .....      4,000                   104,000
Istituto Mobiliare Italiano S.p.A.       24,000                   378,197
Istituto Nazionale delle
  Assicurazioni ....................     73,000                   207,474
Italgas S.p.A. .....................     15,000                    61,119
La Rinascente S.p.A. ...............      3,000                    29,884
Mediolanum S.p.A. ..................     11,000                   349,157
Telecom Italia Mobile S.p.A. .......    163,000                   997,164
Telecom Italia S.p.A. ..............    169,665                 1,249,440
                                                             ------------
                                                                5,950,702
                                                             ------------
NETHERLANDS (11.4%)
ABN-Amro Holdings N.V. .............     25,310                   592,513
ASM Lithography Holding N.V.*            11,890                   352,028
Akzo Nobel N.V. ....................        580                   128,990
Baan Co., N.V.* ....................      3,970                   141,928
CSM ................................      9,640                   463,202

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
Elsevier N.V. .....................     60,137              $    907,985
Fortis Amev N.V. ..................     10,850                   635,536
Gucci Group N.V. ..................      2,781                   147,393
ING Groep N.V. ....................     30,870                 2,022,271
ING Groep N.V.* (Warrants)
  (expiring 1/5/08) ...............      3,244                    59,829
Koninklijke Ahold N.V. ............      9,678                   310,812
Koninklijke KPN N.V. ..............      2,640                   101,663
Koninklijke Numico N.V. ...........      5,650                   177,005
Otra N.V. .........................        730                    11,022
Philips Electronics N.V. ..........      6,360                   534,874
Polygram N.V. .....................     10,200                   520,710
Royal Dutch Petroleum Co. .........     46,770                 2,594,627
TNT Post Group N.V.* ..............      2,640                    67,516
Unilever N.V. .....................     15,240                 1,209,726
Wolters Kluwer N.V. ...............     15,270                 2,096,781
                                                            ------------
                                                              13,076,411
                                                            ------------
PORTUGAL (0.5%)
Jeronimo Martins & Filho ..........     11,970                   575,291
                                                            ------------
RUSSIA (0.0%)
Gazprom (ADS) .....................      3,131                    33,424
LUKoil Holding (ADR) ..............        110                     3,677
                                                            ------------
                                                                  37,101
                                                            ------------
SPAIN (2.9%)
Argentaria Corp. Banc* ............     12,520                   280,853
Banco Bilbao Vizcaya S.A. .........      4,000                   205,282
Banco Popular Espanol S.A. ........      3,373                   287,700
Banco de Santander S.A. ...........     26,796                   685,845
Endesa S.A. .......................     17,766                   388,686
Gas Natural SDG S.A. ..............      3,510                   253,608
Iberdrola S.A. ....................     17,130                   278,146
Repsol S.A. .......................      3,970                   218,758
Telefonica S.A. ...................     15,153                   700,585
                                                            ------------
                                                               3,299,463
                                                            ------------
SWITZERLAND (6.8%)
ABB AG (Bearer) ...................        320                   472,917
Adecco S.A. (Bearer) ..............      1,450                   654,351
CS Holdings .......................      2,950                   656,875
Nestle S.A. (Registered) ..........      1,040                 2,227,248
Novartis AG (Registered) ..........        880                 1,465,409
Roche Holdings AG .................        110                 1,080,986
UBS AG (Registered)* ..............      3,459                 1,287,183
                                                            ------------
                                                               7,844,969
                                                            ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES ....................                           53,119,704
                                                            ------------
SCANDINAVIA (5.4%)
DENMARK (0.2%)
Den Danske Bank AS ................      1,630                   195,714
Tele Danmark A/S, Class B .........        240                    23,053
Unidanmark A/S, Class A
  (Registered) ....................        930                    83,647
                                                            ------------
                                                                 302,414
                                                            ------------
NORWAY (1.6%)
Bergesen ASA, Class A .............        810                    15,429
Norsk Hydro ASA ...................     16,330                   719,031
Orkla ASA, Class A ................     45,720                 1,064,712
Saga Petroleum ASA, Class B .......      1,250                    17,694
                                                            ------------
                                                               1,816,866
                                                            ------------


                                        NUMBER                VALUE
                                       OF SHARES              (NOTE 1)
                                   -------------------   -------------------
SWEDEN (3.6%)
ABB AB, Class A ...................     18,290              $    259,091
Astra AB, Class B .................     54,163                 1,079,594
Atlas Copco AB, Class B ...........     10,500                   286,292
Electrolux AB, Class B ............     31,050                   533,264
Esselte AB, Class B ...............      1,890                    43,832
Granges AB ........................      1,115                    20,407
Hennes & Mauritz AB, Class B ......     14,790                   943,727
Nordbanken Holding AB .............     74,989                   549,938
Sandvik AB, Class A ...............      2,330                    64,406
Sandvik AB, Class B ...............     11,110                   305,013
Scribona AB, Class B ..............        940                    11,313
                                                            ------------
                                                               4,096,877
                                                            ------------
  TOTAL SCANDINAVIA ...............                            6,216,157
                                                            ------------
SOUTHEAST ASIA (1.4%)
CHINA (0.2%)
Huaneng Power International,
  Inc. (ADR)* .....................     16,000                   215,000
                                                            ------------
HONG KONG (1.1%)
CLP Holdings Ltd. .................     48,000                   218,689
Hang Seng Bank Ltd. ...............     15,000                    84,796
Henderson Land Development
  Co., Ltd. .......................     45,000                   148,393
Hong Kong & China Gas Co.,
  Ltd. ............................     94,000                   106,763
Hong Kong Telecommunications
  Ltd. ............................     84,800                   159,246
Hutchison Whampoa Ltd. ............    100,000                   527,878
                                                            ------------
                                                               1,245,765
                                                            ------------
KOREA (0.0%)
Samsung Electronics ...............        303                     9,379
                                                            ------------
SINGAPORE (0.1%)
Singapore Press Holdings Ltd. .....     11,588                    77,505
Singapore Telecommunications
  Ltd. ............................     37,000                    52,560
                                                            ------------
                                                                 130,065
                                                            ------------
THAILAND (0.0%)
Thai Farmers Bank PCL
  (Foreign) .......................     64,000                    56,493
                                                            ------------
  TOTAL SOUTHEAST ASIA ............                            1,656,702
                                                            ------------
SOUTHERN CENTRAL ASIA (0.1%)
INDIA (0.1%)
Mahanagar Telephone Nigam
  Ltd. (GDR)* .....................      6,000                    58,200
                                                            ------------
UNITED KINGDOM (19.0%)
ASDA Group plc ....................    131,000                   450,121
Abbey National plc ................     38,000                   675,852
BG plc ............................     41,529                   240,311
British Petroleum Co. plc .........     32,000                   467,067
Cable & Wireless plc ..............     80,000                   972,612
Cadbury Schweppes plc .............     55,000                   851,912
Caradon plc .......................     78,100                   239,987
Centrica plc* .....................     13,000                    21,927
Compass Group plc* ................     53,000                   609,836
Diageo plc ........................    152,592                 1,809,291
Electrocomponents plc .............     28,000                   219,773
GKN plc* ..........................     10,000                   127,505

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
                                       -------------   ---------------
Glaxo Wellcome plc .................       60,000    $  1,802,605
Heywood Williams Group plc .........        4,000          17,502
John Laing plc, Class A ............        9,000          59,594
Kingfisher plc .....................       85,000       1,369,823
Ladbroke Group plc .................       50,000         274,716
National Westminster Bank plc ......      159,000       2,843,838
Rank Group plc .....................       64,000         351,637
Reed International plc .............      142,000       1,285,304
Rio Tinto plc (Registered) .........       38,000         428,357
Rolls-Royce plc ....................       17,000          70,265
Safeway plc ........................       69,000         452,279
Shell Transport & Trading Co.,
  plc (Registered) .................      214,000       1,508,150
Smith (David S) Holdings plc .......       38,000         122,478
SmithKline Beecham plc .............      192,800       2,355,264
Tesco plc ..........................       60,000         586,172
Tomkins plc ........................      168,000         912,525
United News & Media plc ............       56,000         783,701
                                                     ------------
  TOTAL UNITED KINGDOM .............                   21,910,404
                                                     ------------
TOTAL COMMON STOCKS AND
  WARRANTS (94.4%)
  (Cost $101,962,534) ..............                  108,558,786
                                                     ------------
PREFERRED STOCKS AND RIGHTS:
AUSTRALIA & NEW ZEALAND (0.1%)
AUSTRALIA (0.1%)
Colonial Ltd. (Rights) (expiring
  7/2/98)* .........................       15,000           3,441
News Corp., Ltd. ...................       24,176         171,476
                                                     ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                      174,917
                                                     ------------
LATIN AMERICA (1.1%)
BRAZIL (1.1%)
Banco Bradesco S.A. ................   13,277,000         111,354
Banco Itau S.A. ....................      158,000          89,482
Brahma .............................      150,000          92,798
Brasmotor S.A. .....................      134,000          12,280
CEMIG ..............................    5,147,177         159,326
Cia Cimento Portland Itau ..........       70,000          12,829
Petrobras S.A. .....................    1,666,654         309,827
Telecomunicacoes do Rio de
  Janeiro S.A. .....................      290,536          22,106
Telecomunicacoes do Rio de
  Janeiro S.A. (Rights) (expiring
  7/3/98)*# ........................        2,620              --
Telecomunicacoes de Sao Paulo
  S.A. .............................    1,158,706         276,514


                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
                                       -------------   ---------------
Telecomunicacoes de Sao Paulo
  S.A. (Rights) (expiring
  7/2/98)*# ........................       42,848      $         --
Telemig Celular S.A., Class C* .....      284,930             8,623
Telemig, Class B* ..................      284,930            20,202
Telerj Celular S.A., Class B .......      290,536            17,082
Telesp Celular S.A., Class B .......      911,706            76,465
USIMINAS S.A. ......................       11,450            57,619
                                                       ------------
  TOTAL LATIN AMERICA ..............                      1,266,507
                                                       ------------
OTHER EUROPEAN COUNTRIES (0.6%)
GERMANY (0.6%)
Fielmann AG ........................          420            14,578
Fresenius AG .......................          470            87,563
Hornbach Holding AG ................          770            70,660
SAP AG (Non Voting) ................          826           561,964
                                                       ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                        734,765
                                                       ------------
SCANDINAVIA (0.5%)
FINLAND (0.5%)
Nokia OYJ, Class A .................        7,040           518,124
                                                       ------------
TOTAL PREFERRED STOCKS AND
  RIGHTS (2.3%)
  (Cost $2,555,020) ................                      2,694,313
                                                       ------------
TOTAL INVESTMENTS (96.7%)
  (Cost $104,517,554) ..............                    111,253,099
                                                       ------------
OTHER ASSETS
  LESS LIABILITIES (3.3%) ..........                      3,799,814
                                                       ------------
NET ASSETS (100%) ..................                   $115,052,913
                                                       ============


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials ...........................               1.7%
Business Services .........................               6.0
Capital Goods .............................               8.2
Consumer Cyclicals ........................              12.7
Consumer Non-Cyclicals ....................              22.4
  Banks ...................................     15.3
  Financial Services ......................      3.3
  Insurance ...............................      2.2
  Real Estate .............................      0.8
  Utility--Electric .......................      2.1
  Utility--Gas ............................      0.1
  Utility--Telephone ......................      8.4
Credit Sensitive ..........................              32.2
Diversified ...............................               1.8
Energy ....................................              10.7
Technology ................................               4.3
                                                        -----
                                                        100.0%
                                                        =====

----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $77,952 or 0.07% of net assets.
Section Illiquid security: is not actively traded.
     Securities (totaling $0 or 0.00% of net assets) valued at fair value.
#
     Glossary:
   ADR--American Depositary Receipt
   ADS--American Depositary Share
     GDR--Global Depositary Receipt

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                      LOCAL
                                                    CONTRACT       COST ON          U.S.$          UNREALIZED
                                                     AMOUNT      ORIGINATION       CURRENT       APPRECIATION/
                                                     (000'S)         DATE           VALUE        (DEPRECIATION)
                                                   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/6/98 .................        874      $1,456,981      $1,459,279        $ 2,298
Belgian Franc, expiring 7/14/98 ................      3,855         103,627         103,599            (28)
Danish Krone, expiring 7/2/98 ..................        458          66,604          66,623             19
Finnish Markka, expiring 7/2/98 ................        567         103,340         103,367             27
French Franc, expiring 7/2/98--7/31/98 .........      9,017       1,492,661       1,491,047         (1,614)
German Mark, expiring 7/2/98 ...................      1,034         573,220         573,538            318
Italian Lira, expiring 7/6/98 ..................    732,787         412,234         412,408            174
Japanese Yen, expiring 7/2/98 ..................     77,627         548,924         560,002         11,078
Netherlands Guilder, expiring 7/2/98 ...........      1,791         880,151         880,965            814
Norwegian Krone, expiring 7/2/98 ...............        548          71,493          71,446            (47)
Portuguese Escudos, expiring 7/3/98 ............     16,902          91,528          91,543             15
Spanish Peseta, expiring 7/2/98 ................     43,356         283,098         282,729           (369)
Swedish Krona, expiring 7/2/98 .................      1,646         206,338         206,330             (8)
Swiss Franc, expiring 7/2/98 ...................        899         592,518         592,870            352
                                                                                                   ---------
                                                                                                   $13,029
                                                                                                   =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $47,194,065
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,199,810

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 13,385,325
Aggregate gross unrealized depreciation ..........       (6,649,780)
                                                       ------------
Net unrealized appreciation ......................     $  6,735,545
                                                       ============
Federal income tax cost of investments ...........     $104,517,554
                                                       ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $2,010,917, which was secured by collateral valued at $2,102,778, of which $1,288,200 was in the form of U.S. Government Securities.

For the six months ended June 30, 1998 the Portfolio incurred approximately $90 as brokerage commissions with Equitable Distributors, Inc., $142 with Fleming Martin Holdings Ltd., $1,977 with Jardine Fleming Securities Ltd., $168 with Ord Minnett Group Ltd. and $1,637 with Robert Fleming Securities Ltd., all affiliated broker/dealers.










                       See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER                VALUE
                                        OF SHARES              (NOTE 1)
                                   -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (5.2%)
METALS & MINING (0.1%)
Metal Management, Inc.* ............    24,100               $    257,569
                                                             ------------
STEEL (5.1%)
Citation Corp.* ....................   102,900                  2,058,000
Inland Steel Industries, Inc. ......   126,500                  3,565,719
Roanoke Electric Steel Corp. .......    64,050                  1,200,937
Universal Stainless & Alloy
  Products, Inc.* ..................   261,600                  2,403,450
                                                             ------------
                                                                9,228,106
                                                             ------------
  TOTAL BASIC MATERIALS ............                            9,485,675
                                                             ------------
BUSINESS SERVICES (8.9%)
PRINTING, PUBLISHING,
  BROADCASTING (3.2%)
Granite Broadcasting Corp.* ........   167,500                  1,989,062
John H. Harland Co. ................   226,500                  3,836,344
                                                             ------------
                                                                5,825,406
                                                             ------------
PROFESSIONAL SERVICES (1.5%)
Standex International Corp. ........    90,800                  2,689,950
                                                             ------------
TRUCKING, SHIPPING (4.2%)
Landstar System, Inc.* .............   146,900                  5,132,319
M.S. Carriers* .....................    79,700                  2,161,863
Matlack Systems, Inc.* .............    32,500                    253,906
                                                             ------------
                                                                7,548,088
                                                             ------------
  TOTAL BUSINESS SERVICES ..........                           16,063,444
                                                             ------------
CAPITAL GOODS (15.1%)
BUILDING & CONSTRUCTION (9.6%)
Avondale Industries, Inc.* .........   158,900                  4,384,647
Cavalier Homes, Inc. ...............   423,100                  5,473,856
HomeUSA, Inc.* .....................   288,000                  2,880,000
Walter Industries, Inc.* ...........   247,100                  4,679,457
                                                             ------------
                                                               17,417,960
                                                             ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.1%)
Triangle Pacific Corp.* ............    69,100                  3,800,500
                                                             ------------
ELECTRICAL EQUIPMENT (1.2%)
General Cable Corp. ................    73,950                  2,135,306
                                                             ------------
MACHINERY (2.2%)
Allied Products Corp. ..............   100,725                  2,134,111
Gradall Industries, Inc.* ..........    89,250                  1,305,281
Stewart & Stevenson Services,
  Inc. .............................    32,000                    576,000
                                                             ------------
                                                                4,015,392
                                                             ------------
  TOTAL CAPITAL GOODS ..............                           27,369,158
                                                             ------------
CONSUMER CYCLICALS (16.1%)
FOOD SERVICES, LODGING (1.9%)
Ryan's Family Steak Houses,
  Inc.* ............................   332,000                  3,403,000
                                                             ------------
HOUSEHOLD FURNITURE, APPLIANCES (6.0%)
Home Products International,
  Inc.* ............................   350,100                  4,069,912
La-Z-Boy, Inc. .....................    79,100                  4,469,150
Zag Industries Ltd.* ...............   165,700                  2,322,390
                                                             ------------
                                                               10,861,452
                                                             ------------


                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
                                       -------------------   -------------------
LEISURE RELATED (1.7%)
SCP Pool Corp.* ....................   125,600               $  3,077,200
                                                             ------------
RETAIL--GENERAL (6.5%)
Ann Taylor Stores Corp.* ...........    81,600                  1,728,900
Callaway Golf Co. ..................   148,600                  2,925,563
Filene's Basement Corp.* ...........   502,600                  2,740,743
Fingerhut Cos., Inc. ...............   134,050                  4,423,650
                                                             ------------
                                                               11,818,856
                                                             ------------
  TOTAL CONSUMER CYCLICALS .........                           29,160,508
                                                             ------------
CONSUMER NON-CYCLICALS (2.7%)
FOODS (1.0%)
Vlasic Foods International, Inc.*       90,000                  1,811,250
                                                             ------------
RETAIL--FOOD (1.7%)
Pilgrims Pride Corp. ...............   157,100                  3,142,000
                                                             ------------
  TOTAL CONSUMER NON-CYCLICALS......                            4,953,250
                                                             ------------
CREDIT SENSITIVE (34.3%)
BANKS (7.9%)
Century Bancorp, Inc., Class A .....   106,600                  2,225,275
Quaker City Bancorp, Inc.* .........   157,087                  3,613,001
Riggs National Corp.
  (Washington D.C.) ................   158,900                  4,618,031
Texas Regional Bancshares, Inc.,
  Class A ..........................   114,125                  3,737,594
                                                             ------------
                                                               14,193,901
                                                             ------------
FINANCIAL SERVICES (3.4%)
Long Beach Financial Corp.* ........   308,100                  3,389,100
White River Corp.* .................    30,900                  2,796,450
                                                             ------------
                                                                6,185,550
                                                             ------------
INSURANCE (14.9%)
Commerce Group, Inc. ...............   109,300                  4,235,375
Delphi Financial Group, Inc.,
  Class A* .........................    60,494                  3,406,568
HCC Insurance Holdings, Inc. .......   102,700                  2,259,400
Nac Re Corp. .......................    60,750                  3,242,531
National Western Life Insurance
  Co., Class A* ....................    43,600                  5,275,600
Pico Holdings, Inc.* ...............   166,350                    717,385
TIG Holdings, Inc. .................   117,300                  2,697,900
Terra Nova Bermuda Holdings
  Ltd., Class A ....................   163,100                  5,117,263
                                                             ------------
                                                               26,952,022
                                                             ------------
REAL ESTATE (8.1%)
Equity Inns, Inc. ..................   219,400                  2,893,337
U.S. Restaurant Properties
  Master L.P. ......................   121,100                  3,277,269
Weeks Corp. ........................   163,100                  5,158,037
Western Water Co.* .................   353,650                  3,359,675
                                                             ------------
                                                               14,688,318
                                                             ------------
  TOTAL CREDIT SENSITIVE ...........                           62,019,791
                                                             ------------
ENERGY (4.9%)
COAL & GAS PIPELINES (1.2%)
KCS Energy, Inc. ...................   197,000                  2,253,188
                                                             ------------
OIL--DOMESTIC (2.3%)
Forest Oil Corp.* ..................   285,800                  4,090,513
                                                             ------------
OIL--INTERNATIONAL (0.2%)
Vintage Petroleum, Inc. ............    24,300                    458,662
                                                             ------------

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                           NUMBER            VALUE
                                          OF SHARES         (NOTE 1)
                                       --------------   ---------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Tokheim Corp.* .....................        102,200      $  2,095,100
                                                         ------------
  TOTAL ENERGY .....................                        8,897,463
                                                         ------------
TECHNOLOGY (4.2%)
ELECTRONICS (2.7%)
UNOVA, Inc.* .......................        230,500         4,955,750
                                                         ------------
OFFICE EQUIPMENT (1.1%)
Avant! Corp.* ......................         79,400         1,965,150
                                                         ------------
OFFICE EQUIPMENT SERVICES (0.4%)
EA Industries, Inc.* ...............        209,000           640,062
                                                         ------------
  TOTAL TECHNOLOGY .................                        7,560,962
                                                         ------------
TOTAL COMMON STOCKS (91.4%)
  (Cost $158,843,160) ..............                      165,510,251
                                                         ------------
                                         PRINCIPAL
                                          AMOUNT
                                         ---------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (9.5%)
State Street Bank & Trust 5.75%,
  dated 6/30/98, due 7/1/98, to be
  repurchased at $17,193,746,
  collateralized by $12,630,000 of
  U.S. Treasury Bonds, 8.875%
  due 8/15/17, valued at
$  17,636,262
  (Cost $17,191,000) ...............    $17,191,000        17,191,000
                                                         ------------
TOTAL INVESTMENTS (100.9%)
  (Cost $176,034,160)...............                      182,701,251
OTHER ASSETS
  LESS LIABILITIES (-0.9%) .........                       (1,700,374)
                                                         ------------
NET ASSETS (100%) ..................                     $181,000,877
                                                         ============



----------
*     Non-income producing

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:




COST OF PURCHASES:
Stocks and long-term corporate debt securities ..    $115,573,389
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..      68,431,303

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 14,787,923
Aggregate gross unrealized depreciation .........       (8,120,832)
                                                      ------------
Net unrealized appreciation .....................     $  6,667,091
                                                      ============
Federal income tax cost of investments ..........     $176,034,160
                                                      ============

At June 30, 1998 the Portfolio had loaned securities with a total value of $16,638,146, which was secured by collateral valued at $17,272,300.

For the six months ended June 30, 1998 the Portfolio incurred approximately $4,146 as brokerage commissions with S. G. Warburg & Co., Inc., an affiliated broker/dealer.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS:
AFRICA AND THE MIDDLE EAST (19.8%)
EGYPT (1.5%)
Al-Ahram Beverages Co. (GDR)                    1,960         $    61,642
Commercial International Bank ......            6,484              71,469
Eastern Tobacco ....................            3,900              69,946
Egypt Gas Co. ......................              500              47,913
Egyptian Financial & Industrial
  Co. ..............................            1,920              41,088
Helwan Portland Cement .............            2,485              37,531
Industrial Engineering
  Enterprises ......................            2,890              47,019
Madinet Nasar Housing &
  Development ......................              995              47,617
Paints & Chemical Industries Co.
  (GDR) ............................            5,300              46,905
Suez Cement Co. ....................            2,500              46,171
                                                               -----------
                                                                  517,301
                                                               -----------
ISRAEL (4.1%)
Bank Hapoalim Ltd.* ................           56,800             171,816
First International Bank of Israel,
  Class 5 ..........................           27,000             211,173
Koor Industries Ltd. (ADR) .........           20,700             483,862
Orbotech Ltd.* .....................            4,130             150,229
Super-Sol Ltd. .....................           63,000             207,568
Super-Sol Ltd. (ADR) ...............           11,300             186,450
                                                              -----------
                                                                1,411,098
                                                              -----------
SOUTH AFRICA (7.3%)
Amalgamated Banks of South
  Africa Group Ltd. ................           13,200              82,510
Barlow Rand Ltd. ...................           14,700              77,607
Bidvest Group Ltd. .................           15,640             119,561
Coronation Holdings Ltd.,
  Class N ..........................            2,200              33,079
Education Investment Corp., Ltd.               63,800             115,868
Ellerine Holdings Ltd. .............           26,380             144,395
Forbes Group Ltd. ..................           18,490              36,704
Illovo Sugar Ltd. ..................           42,300              52,882
Liberty Life Association of
  Africa Ltd. ......................           13,220             258,180
Morgan Stanley Africa
  Investment Fund, Inc. ............            1,700              20,187
NBS Boland Group Ltd. ..............           31,300              40,716
New Africa Investments Ltd.* .......           68,100              85,136
New Africa Investments Ltd.,
  Class N* .........................           60,500              64,903
Orion Selections Holdings Ltd. .....           82,000             138,531
Orion Selections Ltd. ..............           91,000             112,996
Persetel Holdings Ltd. .............           20,700             185,344
Primedia Ltd., Class N* ............           10,770              70,778
Protea Furnishers Ltd. .............           86,474              61,358
Rembrandt Group Ltd. ...............           23,854             149,106
Sasol Ltd. .........................           26,500             153,782
Sasol Ltd. (ADR) ...................           25,000             148,438
South African Breweries Ltd. .......           12,330             254,130
Woolworths Holdings Ltd. ...........           89,540              66,558
                                                              -----------
                                                                2,472,749
                                                              -----------
TURKEY (6.1%)
Akbank A.S. ........................        2,500,000              80,736
Arcelik A.S. .......................        2,720,000             127,676
Ege Biracilik ......................        1,229,000             145,376


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Erciyas Biracilik ve Malt Sanayii
  A.S. .............................      288,000             $    43,800
Eregli Demir ve Celik
  Fabrikalari* .....................    2,448,000                 381,495
Petrol Ofisi A.S. ..................      460,000                 117,461
Vestel Elektronik Sanayi Ve
  Ticaret A.S.* ....................    1,652,000                 220,225
Yapi Ve Kredi Bankasi A.S. .........   37,005,170                 944,931
                                                              -----------
                                                                2,061,700
                                                              -----------
ZIMBABWE (0.8%)
Delta Corp., Ltd. ..................      150,000                  98,279
Meikles Africa Ltd. ................      134,625                 164,915
                                                              -----------
                                                                  263,194
                                                              -----------
  TOTAL AFRICA AND THE MIDDLE
     EAST ..........................                            6,726,042
                                                              -----------
LATIN AMERICA (20.5%)
ARGENTINA (4.2%)
Nortel Inversora (ADR) .............        1,430                  35,571
Telecom Argentina (ADR) ............       16,577                 494,202
Telefonica de Argentina (ADR) ......       22,886                 742,365
YPF S.A., Class D (ADR) ............        5,225                 157,076
                                                              -----------
                                                                1,429,214
                                                              -----------
BRAZIL (6.6%)
Brahma (ADR) .......................       22,770                 284,625
CEMIG (ADR) ........................        2,295                  71,036
Cia Vale do Rio Doce (ADR) .........          420                   8,534
Coteminas ..........................      359,200                  97,832
Coteminas (ADR)+ ...................        1,155                  15,743
Lightpar ...........................        7,000                       2
Pao de Acucar (ADR) ................        5,000                 113,125
Telebras S.A. ......................      968,100                  77,009
Telebras S.A. (ADR) ................       12,276               1,340,386
Unibanco (GDR) .....................        7,655                 225,823
                                                              -----------
                                                                2,234,115
                                                              -----------
CHILE (0.4%)
CCU S.A. (ADR) .....................        2,050                  43,306
Endesa Empresa S.A. (ADR) ..........        2,110                  30,067
Enersis S.A. (ADR) .................        2,745                  67,081
Santa Isabel S.A. (ADR) ............          931                  10,241
                                                              -----------
                                                                  150,695
                                                              -----------
MEXICO (9.3%)
Cemex S.A., Class B ................          760                   3,352
Cemex S.A. CPO .....................       87,771                 329,001
Cemex S.A., Class B (ADR) ..........        4,079                  35,951
Fomento Economico Mexicano
  S.A. .............................       17,538                 546,203
Fomento Economico Mexicano
  S.A. (ADR)* ......................        6,537                 205,915
Grupo Financeiro Banamex,
  Class B* .........................       71,905                 139,963
Grupo Financerio Bancomer,
  Class B ..........................       85,025                  31,682
Grupo Financiero Bancomer,
  Class B (ADR)*+ ..................        2,830                  20,885
Grupo Televisa S.A. (GDR)* .........       12,463                 468,920
Kimberly Clark de Mexico,
  Class A ..........................       72,501                 256,038
TV Azteca S.A. (ADS) ...............        3,930                  42,493
Telmex, Class L (ADR) ..............       22,300               1,071,794
                                                              -----------
                                                                3,152,197
                                                              -----------
  TOTAL LATIN AMERICA ..............                            6,966,221
                                                              -----------

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                   --------------------   ------------------
OTHER EUROPEAN COUNTRIES (11.1%)
GREECE (1.8%)
Hellenic Petroleum S.A.* ............      6,000               $    49,057
Hellenic Telecommunication
  Organization S.A. .................     16,154                   414,572
National Bank of Greece S.A. ........        730                    93,649
STET Hellas
  Telecommunications S.A.* ..........      1,660                    68,890
                                                               -----------
                                                                   626,168
                                                               -----------
HUNGARY (2.8%)
Gedeon Richter (Registered)
  (GDS)* ............................      1,978                   158,240
Gedeon Richter Rt. ..................         59                     4,748
MOL Magyar Olaj-es Gazipari
  Rt. (GDR) (Registered) ............     19,193                   517,251
Matav Rt. (ADR) .....................      6,920                   203,708
OTP Bank Rt. (GDR) ..................      1,325                    64,329
                                                               -----------
                                                                   948,276
                                                               -----------
POLAND (2.3%)
Agros Holdings S.A., Class C* .......      3,520                    51,483
Bank Slaski S.A. ....................        678                    45,498
Bank of Handlowy W Warszawie
  S.A. ..............................      4,450                    84,865
Big BG Bank (GDS)+ ..................      3,000                    60,008
Big Bank Gdanski S.A. (GDR) .........      5,095                    99,098
Debica S.A.* ........................      2,950                    59,220
Elektrim S.A.* ......................     23,930                   291,662
Exbud S.A. (GDR)* ...................      6,875                    82,807
                                                               -----------
                                                                   774,641
                                                               -----------
RUSSIA (4.2%)
AO Tatneft (ADR) ....................        180                     1,395
LUKoil Holding (ADR) ................     11,690                   388,692
Moscow Energy (Registered) ..........      4,000                       200
Mosenergo (ADR) .....................      3,900                    19,407
Rostelecom ..........................    113,200                   254,700
Rostelecom (ADR)* ...................     17,700                   236,738
Surgutneftgaz (ADR) .................     71,080                   284,320
Unified Energy System (GDR)* ........      8,950                   126,546
Vimpel-Communications (ADR)*               2,874                   128,611
                                                               -----------
                                                                 1,440,609
                                                               -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ......................                            3,789,694
                                                               -----------
SOUTHEAST ASIA (14.7%)
CHINA (0.9%)
Huaneng Power International,
  Inc. (ADR)* .......................     10,105                   135,786
Yanzhou Coal Mining Co., Ltd.
  (ADR)* ............................     15,240                   148,590
Zhenhai Refining and Chemical
  Co., Ltd. .........................    280,000                    36,138
                                                               -----------
                                                                   320,514
                                                               -----------
HONG KONG (1.3%)
CLP Holdings Ltd. ...................     36,000                   164,017
China Resources Enterprises Ltd.           7,200                     7,434
NG Fung Hong Ltd. ...................    206,600                   142,657
Shanghai Industrial Holdings Ltd.          7,000                    16,488
South China Morning Post
  Holdings Ltd. .....................     66,000                    31,731
Sun Hung Kai Properties Ltd. ........     21,310                    90,488
                                                               -----------
                                                                   452,815
                                                               -----------


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
INDONESIA (0.8%)
Gudang Garam* .......................   136,300                $    80,394
Gulf Indonesia Resources Ltd.* ......     3,350                     38,525
Indah Kiat Pulp & Paper Co. .........    30,300                      5,803
London Sumatra Indonesia* ...........     2,200                        171
Telekomunikasi (ADR) ................    19,100                    111,019
Telekomunikasi, Class B .............    92,000                     26,041
                                                               -----------
                                                                   261,953
                                                               -----------
KOREA (3.7%)
Pohang Iron & Steel Co., Ltd. .......    17,330                    568,091
Samsung Electronics .................    12,570                    389,093
Samsung Electronics (GDR)+ ..........    34,238                    289,311
                                                               -----------
                                                                 1,246,495
                                                               -----------
MALAYSIA (2.2%)
AMMB Holdings Bhd. ..................     7,400                      3,887
Carlberg Brewery Malaysia Bhd.           37,000                    112,331
Genting Bhd. ........................    44,800                     80,959
Golden Hope Plantations Bhd. ........    35,000                     32,046
IOI Corp., Bhd. .....................    11,000                      5,486
Kuala Lumpur Kepong Bhd. ............     6,000                      9,686
Magnum Corp.* .......................    15,000                      5,566
Malayan Banking Bhd. ................    48,800                     49,150
Malaysian International Shipping
  Bhd. (Foreign) ....................     5,000                      7,289
Nestle (Malaysia) Bhd. ..............     4,000                     18,119
New Straits Times Press Bhd. ........    57,100                     21,188
Petronas Gas Bhd. ...................    37,000                     68,647
RHB Capital Bhd. ....................    23,000                      9,366
Rashid Hussain Bhd. .................     5,000                      2,458
Resorts World Bhd. ..................     5,000                      5,494
Technology Resources Industries
  Bhd. ..............................     9,000                      6,180
Telekom Malaysia Bhd. ...............    72,000                    121,438
Tenaga Nasional Bhd. ................   152,000                    183,121
                                                               -----------
                                                                   742,411
                                                               -----------
PHILIPPINES (1.6%)
Ayala Corp. .........................   255,600                     65,892
Ayala Land, Inc., Class B ...........    23,412                      6,737
Manila Electronics Co., Class B .....    42,790                    112,876
Philippines Long Distance
  Telephone Co. .....................       490                     11,163
Philippines Long Distance
  Telephone Co. (ADR) ...............    10,000                    226,250
SM Prime Holdings, Inc. .............   303,670                     48,063
San Miguel Corp., Class B ...........    55,070                     72,634
                                                               -----------
                                                                   543,615
                                                               -----------
TAIWAN (3.2%)
Asustek Computer, Inc. (GDR)*            41,128                    308,970
ROC Taiwan Fund .....................    84,600                    571,050
Siliconware Percision Industries
  Co. (GDR)* ........................    24,096                    194,575
                                                               -----------
                                                                 1,074,595
                                                               -----------
THAILAND (1.0%)
Advance Agro PCL (Foreign)* .........       700                        606
Advanced Information Service
  PCL (Foreign) .....................    25,800                    110,047
BEC World PCL (Foreign) .............    26,000                     99,194
Bangkok Bank PCL (Foreign) ..........    75,650                     93,218
Bangkok Expressway PCL
  (Foreign)* ........................     1,400                        539
Bank of Ayudhya Ltd. (Foreign)
  (Registered) ......................       300                         39

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER           VALUE
                                            OF SHARES        (NOTE 1)
                                          -------------   --------------
Siam Cement Co., Ltd.
  (Foreign)* ..........................            300    $       213
Siam Commercial Bank PCL
  (Foreign) ...........................         85,000         27,192
Siam Commercial Bank PCL
  (Warrants) (expiring 12/31/02)*               10,500             --
Thailand Petrochemical PCL
  (Foreign) ...........................            700             47
United Communications Industry
  PCL (Foreign) .......................         33,200         15,735
                                                          -----------
                                                              346,830
                                                          -----------
  TOTAL SOUTHEAST ASIA ................                     4,989,228
                                                          -----------
SOUTHERN CENTRAL ASIA (7.7%)
INDIA (6.0%)
Bajaj Auto Ltd. (GDR) .................         12,000        154,200
Bharat Heavy Electricals Ltd. .........         81,000        469,857
ITC Ltd. (GDR) ........................         27,235        477,974
Indian Petrochemicals Corp., Ltd.
  (GDS) ...............................         16,870         51,032
Larsen & Toubro Ltd. (GDR) ............         30,000        280,500
Mahindra & Mahindra (GDR)
  (Registered) ........................         34,320        148,434
Morgan Stanley India Investment
  Fund, Inc.* .........................         11,200         72,100
Reliance Industries (GDR) .............         11,580         74,981
State Bank of India (GDR) .............         17,260        205,394
Tata Engineering & Locomotive
  Co. (GDS) (Registered)* .............         30,000         97,500
                                                           -----------
                                                            2,031,972
                                                           -----------
PAKISTAN (1.7%)
Fauji Fertilizer Co., Ltd. ............        125,300        135,206
Hub Power Co. .........................        281,000         77,099
Pakistan Telecommunications
  Corp. (GDR)+ ........................          2,700         93,992
Pakistan Telecommunications
  Corp. (GDR) .........................          4,570        166,805
Pakistan Telecommunications
  Corp., Class A ......................        297,000        104,357
Sui Northern Gas Pipelines* ...........          3,500            661
                                                          -----------
                                                              578,120
                                                          -----------
  TOTAL SOUTHERN CENTRAL ASIA .........                     2,610,092
                                                          -----------
TOTAL COMMON STOCKS (73.8%)
  (Cost $32,796,789) ..................                    25,081,277
                                                          -----------
PREFERRED STOCKS AND RIGHTS:
LATIN AMERICA (9.7%)
BRAZIL (9.7%)
Banco Bradesco S.A. ...................   32,372,411          271,508
Brahma ................................       89,000           55,406
CEMIG .................................   18,437,114          570,705
CRT, Class A ..........................    1,062,624        1,158,591
Cia Vale do Rio Doce ..................        7,586          150,861


                                              NUMBER           VALUE
                                            OF SHARES        (NOTE 1)
                                          -------------   --------------
Electro Paulo Metropolitana ...........       11,900      $       881
Empresa Bandeirante de Energia
  S.A.* ...............................       11,900              183
Empresa Metropolitana de
  Aguas e Energia S.A.*                       11,900                9
Empresa Paulista de Tranmissao
  de Energia Electrica S.A. ...........       11,900               41
Lojas Arapua S.A.* ....................    1,248,000              788
Lojas Renner S.A. .....................      629,000           18,491
Petrobras S.A. ........................      983,000          182,737
Telebras S.A. .........................    5,748,000          625,220
Telecomunicacoes de Sao Paulo
  S.A. ................................      116,000           27,281
Telecomunicacoes de Sao Paulo
  S.A. (Rights) (expiring
  7/2/98)*# ...........................        5,451               92
Telerj Celular S.A., Class B* .........      369,000           21,696
Telesp Celular S.A., Class B* .........    2,362,000          198,101
                                                          -----------
  TOTAL LATIN AMERICA .................                     3,282,591
                                                          -----------
OTHER EUROPEAN COUNTRIES (0.3%)
POLAND (0.3%)
Bank Rozwoju Eksport S.A. .............        3,918          106,180
Bank Rozwoju Eksport S.A.
  (Rights) (expiring 7/8/98)* .........        7,836            2,247
                                                          -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ........................                       108,427
                                                          -----------
TOTAL PREFERRED STOCKS AND
  RIGHTS (10.0%)
  (Cost $3,654,989)....................                     3,391,018
                                                          -----------
TOTAL INVESTMENTS (83.8%)
  (Cost $36,451,778) ..................                    28,472,295
OTHER ASSETS
  LESS LIABILITIES (16.2%) ............                     5,510,028
                                                          -----------
NET ASSETS (100%) .....................                   $33,982,323
                                                          ===========


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials .........................                   6.0%
Business Services .......................                   2.8
Capital Goods ...........................                   4.9
Consumer Cyclicals ......................                   4.2
Consumer Non-Cyclicals ..................                   9.9
Credit Sensitive
  Banks .................................       11.5
  Financial Services ....................        0.9
  Insurance .............................        0.9
  Real Estate ...........................        0.5
  Utility--Electric .....................        5.1
  Utility--Gas ..........................        0.2
  Utility--Telephone ....................       21.6
  Investment Companies ..................        2.5
                                                ----
Total Credit Sensitive ..................                  43.2
Diversified .............................                   6.0
Energy ..................................                   6.4
Technology ..............................                  16.6
                                                          -----
                                                          100.0%
                                                          =====


----------
*     Non-income producing
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998 these securities amounted to $479,939 or 1.41% of net assets.
#  Securities (totaling $92 or 0.00% of net assets) valued at fair value.
   Glossary:
   ADR--American Depositary Receipt
   ADS--American Depositary Share
   CPO--Certificate of Participation
   GDR--Global Depositary Receipt
   GDS--Global Depositary Share

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Swap Agreements:


     The Portfolio had the following Total Return Swap Agreement open at June 30, 1998:




 NOTIONAL                                                                                                     UNREALIZED
  AMOUNT                                             DESCRIPTION                                            (DEPRECIATION)
---------- ----------------------------------------------------------------------------------------------- ---------------
$250,000   Agreement with Goldman Sachs International terminating November 30, 1998 the Portfolio to pay   $(128,364)
           12 month USD-LIBOR minus 4.00% and to receive the THB SET Index converted into USD at the mid-market rate on October 30, 1998  Section

 Section Illiquid security: is not actively traded.
     Glossary:
     LIBOR--London Interbank Offer Rate
     THB--Thai Baht
     USD--U.S. Dollar


At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                                            LOCAL
                                                          CONTRACT       COST ON          U.S.$         UNREALIZED
                                                           AMOUNT      ORIGINATION       CURRENT      APPRECIATION/
                                                           (000'S)         DATE           VALUE       (DEPRECIATION)
                                                         ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
South African Rand, expiring 6/21/99 .................         72      $   11,000      $   10,970       $     (30)
FOREIGN CURRENCY SALE CONTRACTS
Indonesian Rupiah, expiring 7/1/98-7/2/98 ............    145,708           9,480           9,878            (398)
Malaysian Ringgit, expiring 8/11/98 ..................      1,174         312,000         277,429          34,571
South African Rand, expiring 9/18/98-6/21/99 .........      7,609       1,316,000       1,209,209         106,791
South Korean Won, expiring 12/29/98-1/4/99 ...........    282,912         184,000         204,471         (20,471)
                                                                                                        ---------
                                                                                                        $ 120,463
                                                                                                        =========

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $25,174,206
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      7,648,620

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........    $    546,719
Aggregate gross unrealized depreciation .........      (8,526,202)
                                                     ------------
Net unrealized (depreciation) ...................    $ (7,979,483)
                                                     ============
Federal income tax cost of investments ..........    $ 36,451,778
                                                     ============

At June 30, 1998 the Portfolio had loaned securities with a total value of
                            $87,699, which was secured by collateral valued at $95,420.

For the six months ended June 30, 1998 the Portfolio incurred approximately $8,953 as brokerage commissions with Goldman Sachs International, and $35,873 with Merrill Lynch And Co., Inc., both affiliated broker/dealers.






                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (3.6%)
CHEMICALS (1.9%)
Dow Chemical Co. .....................         2,000            $   193,375
E.I. Du Pont de Nemours & Co.                  9,400                701,475
Ecolab, Inc. .........................           600                 18,600
FMC Corp.* ...........................           100                  6,819
Great Lakes Chemical Corp. ...........           800                 31,550
Hercules, Inc. .......................           600                 24,675
Monsanto Co. .........................         5,300                296,138
NACCO Industries, Inc, Class A                   100                 12,925
PPG Industries, Inc. .................         1,700                118,256
Perkin-Elmer Corp. ...................           600                 37,313
Rohm & Haas Co. ......................           700                 72,756
Sealed Air Corp.* ....................         1,007                 37,007
Union Carbide Corp. Holding Co.                1,300                 69,388
                                                                -----------
                                                                  1,620,277
                                                                -----------
CHEMICALS--SPECIALTY (0.3%)
Eastman Chemical Co. .................           500                 31,125
Engelhard Corp. ......................           800                 16,200
Morton International, Inc. ...........         1,500                 37,500
Nalco Chemical Co. ...................           200                  7,025
Praxair, Inc. ........................         1,500                 70,219
Sigma Aldrich Corp. ..................         1,000                 35,125
W.R. Grace & Co.* ....................           700                 11,944
                                                                -----------
                                                                    209,138
                                                                -----------
METALS & MINING (0.8%)
Asarco, Inc. .........................           400                  8,900
Barrick Gold Corp. ...................         3,500                 67,156
Cyprus Amax Minerals Co. .............           400                  5,300
Freeport McMoran Copper &
  Gold, Inc., Class B ................           800                 12,150
Homestake Mining Co. .................         1,700                 17,638
Inco Ltd. ............................           800                 10,900
Minnesota Mining &
  Manufacturing Co. ..................         3,700                304,094
Newmont Mining Corp. .................         1,700                 40,163
Owens Illinois, Inc.* ................         1,500                 67,125
Phelps Dodge Corp. ...................           700                 40,031
Placer Dome, Inc. ....................         1,900                 22,325
Reynolds Metals Co. ..................         1,400                 78,313
Worthington Industries, Inc. .........           700                 10,544
                                                                -----------
                                                                    684,639
                                                                -----------
PAPER (0.5%)
Fort James Corp. .....................         2,100                 93,450
Georgia-Pacific Corp. ................           900                 53,044
Ikon Office Solutions, Inc. ..........         1,300                 18,931
International Paper Co. ..............         2,900                124,700
Louisiana-Pacific Corp. ..............           300                  5,475
Mead Corp. ...........................         1,200                 38,100
Temple-Inland, Inc. ..................           700                 37,713
Union Camp Corp. .....................           400                 19,850
Westvaco Corp. .......................           400                 11,300
Willamette Industries, Inc. ..........           600                 19,200
                                                                -----------
                                                                    421,763
                                                                -----------


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
STEEL (0.1%)
Nucor Corp. ..........................          800             $    36,800
Timken Co. ...........................          600                  18,488
USX-U.S. Steel Group, Inc. ...........          900                  29,700
                                                                -----------
                                                                     84,988
                                                                -----------
  TOTAL BASIC MATERIALS ..............                            3,020,805
                                                                -----------
BUSINESS SERVICES (2.2%)
ENVIRONMENTAL CONTROL (0.2%)
Browning-Ferris Industries, Inc. .....        1,900                  66,025
Pall Corp. ...........................          600                  12,300
Pioneer Hi-Bred International,
  Inc. ...............................        2,300                  95,163
                                                                -----------
                                                                    173,488
                                                                -----------
PRINTING, PUBLISHING,
  BROADCASTING (1.4%)
Donnelley (R.R.) & Sons Co. ..........        1,000                  45,750
Dow Jones & Co., Inc. ................          600                  33,450
Harcourt General, Inc. ...............          300                  17,850
Interpublic Group, Inc. ..............        1,000                  60,688
King World Productions, Inc.* ........          200                   5,100
Knight Ridder, Inc. ..................          800                  44,050
McGraw Hill Cos., Inc. ...............        1,200                  97,875
MediaOne Group, Inc.* ................        1,200                  52,725
New York Times Co., Class A ..........        1,000                  79,250
Omnicom Group, Inc. ..................        1,700                  84,788
Polaroid Corp. .......................          400                  14,225
Time Warner, Inc. ....................        4,500                 384,469
Times Mirror Co., Class A ............          400                  25,150
Tribune Co. ..........................        1,400                  96,338
Viacom, Inc., Class B* ...............        2,800                 163,100
                                                                -----------
                                                                  1,204,808
                                                                -----------
PROFESSIONAL SERVICES (0.3%)
Dun & Bradstreet Corp. ...............        1,100                  39,738
Pitney Bowes, Inc. ...................        2,600                 125,125
Service Corp. International ..........        2,500                 107,188
                                                                -----------
                                                                    272,051
                                                                -----------
TRUCKING, SHIPPING (0.3%)
FDX Corp.* ...........................        1,480                  92,870
Laidlaw, Inc. ........................        1,900                  23,156
Waste Management, Inc. ...............        3,700                 129,500
                                                                -----------
                                                                    245,526
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            1,895,873
                                                                -----------
CAPITAL GOODS (6.4%)
AEROSPACE (1.3%)
B.F. Goodrich Co. ....................          900                  44,663
Boeing Co. ...........................        8,400                 374,325
General Dynamics Corp. ...............        1,400                  65,100
Lockheed Martin Corp. ................        1,500                 158,813
Northrop Grumman Corp. ...............          600                  61,875
Parker-Hannifin Corp. ................          900                  34,313
Raytheon Co., Class B ................        3,100                 183,288
United Technologies Corp. ............        2,100                 194,250
                                                                -----------
                                                                  1,116,627
                                                                -----------
BUILDING & CONSTRUCTION (0.5%)
Alcan Aluminum Ltd. ..................        2,500                  69,063
Allegheny Teledyne, Inc. .............        1,200                  27,450

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
                                           --------------------   ------------------
Aluminum Company of America                         300           $    19,781
Armstrong World Industries, Inc.                    400                26,950
Eaton Corp. ............................            800                62,200
Fleetwood Enterprises, Inc. ............            100                 4,000
Fluor Corp. ............................            800                40,800
Masco Corp. ............................          1,600                96,800
Pulte Corp. ............................            200                 5,975
Snap-On, Inc. ..........................            300                10,875
The Stanley Works ......................            500                20,781
                                                                  -----------
                                                                      384,675
                                                                  -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Bethlehem Steel Corp.* .................          1,500                18,656
Black & Decker Corp. ...................            900                54,900
Boise Cascade Corp. ....................            500                16,375
Champion International Corp. ...........          1,000                49,188
Lowe's Cos., Inc. ......................          3,200               129,800
Owens Corning ..........................            500                20,406
Weyerhaeuser Co. .......................          2,000                92,375
                                                                  -----------
                                                                      381,700
                                                                  -----------
ELECTRICAL EQUIPMENT (3.2%)
Cooper Industries, Inc. ................          1,200                65,925
General Electric Co. ...................        27,500              2,502,500
General Signal Corp. ...................           400                 14,400
Honeywell, Inc. ........................         1,200                100,275
                                                                  -----------
                                                                    2,683,100
                                                                  -----------
MACHINERY (0.9%)
Case Corp. .............................           800                 38,600
Caterpillar, Inc. ......................         3,300                174,488
Cummins Engine, Inc. ...................           400                 20,500
Deere & Co. ............................         2,300                121,613
Dover Corp. ............................         1,700                 58,225
Harnischfeger Industries, Inc. .........           500                 14,156
Illinois Tool Works, Inc. ..............         2,000                133,375
Ingersoll-Rand Co. .....................         1,700                 74,906
McDermott International, Inc. ..........           700                 24,106
Thermo Electron Corp.* .................         1,500                 51,281
W.W. Grainger, Inc. ....................           600                 29,888
                                                                  -----------
                                                                      741,138
                                                                  -----------
  TOTAL CAPITAL GOODS ..................                            5,307,240
                                                                  -----------
CONSUMER CYCLICALS (9.8%)
AIRLINES (0.4%)
AMR Corp.* .............................         1,400                116,550
Delta Airlines, Inc. ...................           600                 77,550
Southwest Airlines Co. .................         2,200                 65,175
U.S. Air Group, Inc.* ..................           800                 63,400
                                                                  -----------
                                                                      322,675
                                                                  -----------
APPAREL & TEXTILES (0.0%)
Fruit of the Loom, Inc.* ...............           600                 19,913
                                                                  -----------
AUTO RELATED (0.9%)
Allied Signal, Inc. ....................         5,100                226,313
Autozone, Inc.* ........................         1,600                 51,100
Cooper Tire & Rubber Co. ...............           200                  4,125
Echlin, Inc. ...........................           700                 34,344
Genuine Parts Co. ......................         1,000                 34,563
Goodyear Tire & Rubber Co. .............         1,500                 96,656
Johnson Controls, Inc. .................           500                 28,594
Paccar Inc. ............................           800                 41,800


                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
                                           --------------------   ------------------
Ryder System Inc. ......................           300            $     9,469
TRW Inc. ...............................         1,200                 65,550
Tenneco, Inc. ..........................         1,700                 64,706
Textron, Inc. ..........................         1,600                114,700
                                                                  -----------
                                                                      771,920
                                                                  -----------
AUTOS & TRUCKS (1.6%)
Chrysler Corp. .........................         5,500                310,063
Dana Corp. .............................         1,100                 58,850
Ford Motor Co. .........................         9,600                566,400
General Motors Corp. ...................         5,500                367,469
Navistar International Corp.* ..........           700                 20,213
                                                                  -----------
                                                                    1,322,995
                                                                  -----------
FOOD SERVICES, LODGING (0.2%)
Darden Restaurants, Inc. ...............         1,200                 19,050
Hilton Hotels Corp. ....................         2,400                 68,400
Mirage Resorts, Inc.* ..................         1,900                 40,494
Marriot International, Inc. ............         1,800                 58,275
                                                                  -----------
                                                                      186,219
                                                                  -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.6%)
Maytag Corp. ...........................         1,000                 49,375
Unilever N.V. (NY Shares) ..............         5,300                418,369
Whirlpool Corp. ........................           500                 34,375
                                                                  -----------
                                                                      502,119
                                                                  -----------
LEISURE RELATED (1.1%)
American Greetings Corp.,
  Class A ..............................           400                 20,375
Brunswick Corp. ........................           400                  9,900
Cendant Corp.* .........................         7,500                156,563
Fortune Brands, Inc. ...................         1,800                 69,188
Walt Disney (The) Co. ..................         5,900                619,869
                                                                  -----------
                                                                      875,895
                                                                  -----------
PHOTO & OPTICAL (0.3%)
Bausch & Lomb, Inc. ....................           500                 25,063
Eastman Kodak Co. ......................         2,700                197,269
                                                                  -----------
                                                                      222,332
                                                                  -----------
RETAIL--GENERAL (4.7%)
Consolidated Stores Corp.* .............         1,200                 43,500
Costco Co., Inc.* ......................         2,000                126,125
Dayton Hudson Corp. ....................         3,600                174,600
Dillards, Inc., Class A ................         1,200                 49,725
Federated Department Stores,
  Inc.* ................................         1,600                 86,100
GAP, Inc. ..............................         3,500                215,688
Hasbro, Inc. ...........................           900                 35,381
Home Depot, Inc. .......................         6,100                506,681
J.C. Penny Co. .........................         2,000                144,625
K-Mart Corp.* ..........................         4,400                 84,700
Limited, Inc. ..........................         2,200                 72,875
Liz Claiborne, Inc. ....................           700                 36,575
Loews Corp. ............................         1,100                 95,838
Mattel, Inc. ...........................         2,600                110,013
May Department Stores Co. ..............         1,800                117,900
Mercantile Stores Co. ..................           400                 31,575
Newell Co. .............................         1,100                 54,794
Nike, Inc., Class B ....................         1,800                 87,638
Nordstrom, Inc. ........................           700                 54,075
Reebok International Ltd.* .............           200                  5,538

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                              NUMBER                 VALUE
                                                                            OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
Sears Roebuck & Co. ....................................................    3,100                 $   189,294
Sherwin-Williams Co. ...................................................    1,300                      43,063
TJX Cos., Inc. .........................................................    3,000                      72,375
Toys-R-Us, Inc.* .......................................................    2,800                      65,975
VF Corp. ...............................................................    1,200                      61,800
Venator Group, Inc.* ...................................................      700                      13,388
Wal-Mart Stores, Inc. ..................................................   18,900                   1,148,165
Walgreen Co. ...........................................................    4,500                     185,906
                                                                                                  -----------
                                                                                                    3,913,912
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS .............................................                            8,137,980
                                                                                                  -----------
CONSUMER NON-CYCLICALS (21.4%)
BEVERAGES (3.2%)
Adolph Coors Co., Class B ..............................................      200                       6,800
Anheuser-Busch Cos., Inc. ..............................................    4,200                     198,188
Coca Cola Co. ..........................................................   20,900                   1,786,950
PepsiCo, Inc. ..........................................................   12,900                     531,319
Seagram Co., Ltd. ......................................................    3,200                     131,000
                                                                                                  -----------
                                                                                                    2,654,257
                                                                                                  -----------
CONTAINERS (0.2%)
BB&T Corp. .............................................................    1,100                      74,388
Crown Cork & Seal Co., Inc. ............................................      800                      38,000
Rubbermaid, Inc. .......................................................    1,600                      53,100
                                                                                                  -----------
                                                                                                      165,488
                                                                                                  -----------
DRUGS (6.9%)
Abbott Laboratories ....................................................   13,500                     551,813
Allergan, Inc. .........................................................      700                      32,463
Alza Corp.* ............................................................      900                      38,925
American Home Products Corp. ...........................................   11,000                     569,250
Amgen, Inc.* ...........................................................    2,300                     150,363
Bristol-Myers Squibb Co. ...............................................    8,300                     953,981
CVS Corp. ..............................................................    3,000                     116,813
Centrex Corp. ..........................................................      500                      18,875
Merck & Co., Inc. ......................................................   10,100                   1,350,875
Pfizer, Inc. ...........................................................   11,000                   1,195,563
Pharmacia & Upjohn, Inc. ...............................................    4,600                     212,175
Rite Aid Corp. .........................................................    2,500                      93,906
Warner Lambert Co. .....................................................    6,800                     471,750
                                                                                                  -----------
                                                                                                    5,756,752
                                                                                                  -----------
FOODS (2.6%)
Albertson's, Inc. ......................................................    2,300                     119,169
American Stores Co. ....................................................    2,800                      67,725
Archer Daniels Midland Co. .............................................    5,400                     104,625
Bestfoods ..............................................................    2,600                     150,963
Campbell Soup Co. ......................................................    3,700                     196,563
ConAgra, Inc. ..........................................................    3,700                     117,244
General Mills, Inc. ....................................................    1,600                     109,400
Giant Food, Inc., Class A ..............................................      600                      25,838
H.J. Heinz Co. .........................................................    2,900                     162,763
Hershey Foods Corp. ....................................................      800                      55,200
Kellogg Co. ............................................................    3,200                     120,200
McDonald's Corp. .......................................................    6,000                     414,000
Quaker Oats Co. ........................................................    1,400                      76,913
Ralston-Ralston Purina Group ...........................................    1,000                     116,813
Sara Lee Corp. .........................................................    3,800                     212,563
Supervalu, Inc. ........................................................      200                       8,875
Wm. Wrigley Jr. Co. ....................................................      900                      88,200
                                                                                                  -----------
                                                                                                    2,147,054
                                                                                                  -----------


                                                                            NUMBER                 VALUE
                                                                           OF SHARES             (NOTE 1)
                                                                      --------------------   ------------------
HOSPITAL SUPPLIES & SERVICES (4.4%)
Air Products & Chemicals, Inc. .........................................    1,900                 $    76,000
Bard (C.R.), Inc. ......................................................      200                       7,613
Baxter International, Inc. .............................................    2,600                     139,913
Becton Dickinson & Co. .................................................    1,200                      93,150
Biomet, Inc. ...........................................................    1,100                      36,369
Boston Scientific Corp.* ...............................................    1,700                     121,763
Cardinal Health, Inc. ..................................................    1,000                      93,750
Cognizant Corp. ........................................................    1,600                     100,800
Columbia HCA Healthcare Corp.                                               5,000                     145,625
Eli Lilly & Co. ........................................................    9,300                     614,381
Guidant Corp. ..........................................................    1,400                      99,838
HBO & Co. ..............................................................    3,900                     137,475
Healthsouth Corp.* .....................................................    2,300                      61,381
Humana, Inc.* ..........................................................    1,700                      53,019
Johnson & Johnson ......................................................   11,600                     855,500
Mallinckrodt, Inc. .....................................................      300                       8,906
Medtronic, Inc. ........................................................    4,200                     267,750
Schering-Plough Corp. ..................................................    6,400                     586,400
St. Jude Medical, Inc.* ................................................      393                      14,467
Tenet Healthcare Corp.* ................................................    3,000                      93,750
U.S. Surgical Corp. ....................................................      800                      36,500
                                                                                                  -----------
                                                                                                    3,644,350
                                                                                                  -----------
RETAIL--FOOD (0.4%)
Kroger Co.* ............................................................    2,200                      94,325
Sysco Corp. ............................................................    3,200                      82,000
Tricon Global Restaurants, Inc. ........................................    1,100                      34,856
Wendy's International, Inc. ............................................    1,500                      35,250
Winn-Dixie Stores, Inc. ................................................    1,100                      56,306
                                                                                                  -----------
                                                                                                      302,737
                                                                                                  -----------
SOAPS & TOILETRIES (2.7%)
Avon Products, Inc. ....................................................    1,300                     100,750
Clorox Co. .............................................................    1,000                      95,375
Colgate Palmolive Co. ..................................................    2,700                     237,600
Gillette Co. ...........................................................    9,300                     527,194
International Flavors &
  Fragrances, Inc. .....................................................    1,200                      52,125
Kimberly Clark Corp. ...................................................    5,000                     229,365
Procter & Gamble Co. ...................................................   11,300                   1,029,006
                                                                                                  -----------
                                                                                                    2,271,415
                                                                                                  -----------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ...............................................   20,500                     807,188
UST, Inc. ..............................................................    1,900                      51,300
                                                                                                  -----------
                                                                                                      858,488
                                                                                                  -----------
  TOTAL CONSUMER NON-CYCLICALS                                                                     17,800,541
                                                                                                  -----------
CREDIT SENSITIVE (24.6%)
BANKS (7.7%)
Banc One Corp. .........................................................    6,270                     349,944
Bank of New York Co., Inc. .............................................    3,400                     206,338
BankAmerica Corp. ......................................................    5,700                     492,694
BankBoston Corp. .......................................................    2,400                     133,500
Chase Manhattan Corp. ..................................................    7,100                     536,050
Citicorp ...............................................................    3,700                     552,225
Comerica, Inc. .........................................................    1,550                     102,688
Fifth Third Bancorp ....................................................    2,300                     144,900
First Chicago NBD Corp. ................................................    2,600                     230,425
First Union Corp. ......................................................    8,020                     467,165
Huntington Bancshares ..................................................    1,200                      40,200

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
                                    --------------------   ------------------
J.P. Morgan & Co. ...................     1,700                $   199,113
KeyCorp .............................     4,100                    146,063
MBNA Corp. ..........................     4,500                    148,500
Mellon Bank Corp. ...................     2,400                    167,100
Mercantile Bancorp, Inc. ............       900                     45,338
National City Corp. .................     3,000                    213,000
Nationsbank Corp. ...................     7,956                    608,634
Northern Trust Corp. ................     1,100                     83,875
Norwest Corp. .......................     6,800                    254,150
PNC Bank Corp. ......................     2,800                    150,675
Republic New York Corp. .............       700                     44,056
State Street Corp. ..................     1,200                     83,400
Summit Bancorp ......................     1,800                     85,500
SunTrust Banks, Inc. ................     2,000                    162,625
Synovus Financial Corp. .............     1,850                     43,938
U.S. Bancorp ........................     6,700                    288,100
Wachovia Corp. ......................     1,900                    160,550
Wells Fargo & Co. ...................       700                    258,300
                                                               -----------
                                                                 6,399,046
                                                               -----------
FINANCIAL SERVICES (5.6%)
American Express Co. ................     3,800                    433,200
Associates First Capital Corp.,
  Class A ...........................     3,012                    231,548
Automatic Data Processing, Inc. .....     2,700                    196,763
Bear Stearns Co., Inc. ..............       200                     11,375
Beneficial Corp. ....................       500                     76,594
Capital One Financial Corp. .........       300                     37,256
Charles Schwab Corp. ................     2,200                     71,500
Countrywide Credit Industries,
  Inc. ..............................     1,100                     55,825
Deluxe Corp. ........................       800                     28,650
Equifax, Inc. .......................       900                     32,681
Fannie Mae ..........................     8,600                    522,450
Federal Home Loan Mortgage
  Corp. .............................     5,800                    272,963
First Data Corp. ....................     4,000                    133,250
Fleet Financial Group, Inc. .........     2,600                    217,100
Franklin Resources, Inc. ............     2,300                    124,200
Golden West Financial Corp. .........       300                     31,894
Green Tree Financial Corp. ..........     1,200                     51,375
H&R Block, Inc. .....................     1,200                     50,550
H.F. Ahmanson & Co. .................     1,000                     71,000
Hartford Financial Services
  Group, Inc. .......................     1,200                    137,250
Household International, Inc. .......     2,800                    139,300
Lehman Brothers Holdings, Inc. ......     1,100                     85,319
MGIC Investment Corp. ...............     1,200                     68,475
Merrill Lynch & Co. .................     2,800                    258,300
Morgan Stanley Dean Witter &
  Co. ...............................     5,000                    456,875
Providian Financial Corp. ...........       900                     70,706
SLM Holding Corp. ...................       800                     39,200
Transamerica Corp. ..................       400                     46,050
Travelers Group, Inc. ...............     9,600                    582,000
Washington Mutual, Inc. .............     3,650                    158,547
                                                               -----------
                                                                 4,692,196
                                                               -----------
INSURANCE (3.5%)
Aetna, Inc. .........................     1,400                    106,575
Allstate Corp. ......................     3,400                    311,313
American General Corp. ..............     2,000                    142,375


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                   --------------------   ------------------
American International Group,
  Inc. ..............................     5,800                $   846,800
Aon Corp. ...........................     1,200                     84,300
CIGNA Corp. .........................     1,600                    110,400
Chubb Corp. .........................     1,600                    128,600
Cincinnati Financial Corp. ..........     1,200                     46,050
Conseco, Inc. .......................     1,700                     79,475
General Re Corp. ....................       600                    152,100
Jefferson-Pilot Corp. ...............       650                     37,659
Lincoln National Corp. ..............       700                     63,963
MBIA, Inc. ..........................       900                     67,388
Marsh & McClennan Cos. ..............     2,400                    145,050
Progressive Corp. ...................       500                     70,500
Safeco Corp. ........................     1,500                     68,156
St. Paul Cos. .......................     2,324                     97,753
SunAmerica, Inc. ....................     1,700                     97,644
Torchmark Corp. .....................     1,500                     68,625
United Healthcare Corp. .............     1,600                    101,600
Unum Corp. ..........................     1,200                     66,600
                                                               -----------
                                                                 2,892,926
                                                               -----------
UTILITY--ELECTRIC (1.9%)
Ameren Corp. ........................       900                     35,775
American Electric Power Co. .........     1,400                     63,525
Baltimore Gas & Electric Co. ........       700                     21,744
Carolina Power & Light ..............       900                     39,038
Central & South West Corp. ..........     2,400                     64,500
Cinergy Corp. .......................       800                     28,000
Consolidated Edison, Inc. ...........     2,400                    110,550
DTE Energy Co. ......................     1,200                     48,450
Dominion Resources, Inc. ............     2,100                     85,575
Duke Energy Corp. ...................     2,800                    165,900
Edison International ................     2,700                     79,819
Entergy Corp. .......................     2,700                     77,625
FPL Group, Inc. .....................     1,300                     81,900
FirstEnergy Corp. ...................     1,600                     49,200
GPU, Inc. ...........................     1,400                     52,938
Northern States Power Co. ...........       600                     17,175
PG&E Corp. ..........................     3,700                    116,781
PP&L Resources, Inc. ................     2,100                     47,644
Pacificorp ..........................     1,700                     38,463
Peco Energy Co. .....................     2,300                     67,131
Public Service Enterprise Group .....     2,400                     82,650
Southern Co. ........................     6,100                    168,894
Unicom Corp. ........................     2,000                     70,125
                                                               -----------
                                                                 1,613,402
                                                               -----------
UTILITY--GAS (0.2%)
Apache Corp. ........................       500                     15,750
Consolidated Natural Gas Co. ........     1,100                     64,763
Sempra Energy* ......................     1,753                     48,657
                                                               -----------
                                                                   129,170
                                                               -----------
UTILITY--TELEPHONE (5.7%)
AT&T Corp. ..........................    13,600                    776,900
Alltel Corp. ........................     2,100                     97,650
Ameritech Corp. .....................     9,700                    435,288
Bell Atlantic Corp. .................    12,800                    584,000
Bellsouth Corp. .....................     8,300                    557,138
GTE Corp. ...........................     7,900                    439,438
MCI Communications Corp. ............     6,000                    348,750
SBC Communications, Inc. ............    15,400                    616,000
Sprint Corp. ........................     3,100                    218,550

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                        NUMBER                 VALUE
                                      OF SHARES             (NOTE 1)
                                  --------------------   ------------------
U.S. West Media Group* ............    4,500                 $   197,719
U.S. West, Inc. ...................      800                      37,600
Worldcom, Inc.* ...................    8,600                     416,553
                                                             -----------
                                                               4,725,586
                                                             -----------
  TOTAL CREDIT SENSITIVE ..........                           20,452,326
                                                             -----------
DIVERSIFIED (0.4%)
MISCELLANEOUS (0.4%)
Tyco International Ltd. ...........    5,100                     321,300
                                                             -----------
ENERGY (7.9%)
COAL & GAS PIPELINES (0.5%)
Columbia Energy Group .............      750                      41,719
Eastern Enterprises ...............      100                       4,288
Enron Corp. .......................    2,900                     156,781
Sonat, Inc. .......................      800                      30,900
Williams Cos., Inc. ...............    4,000                     135,000
                                                             -----------
                                                                 368,688
                                                             -----------
OIL--DOMESTIC (2.3%)
Atlantic Richfield Co. ............    2,600                     203,125
Burlington Resources, Inc. ........    1,700                      73,206
Coastal Corp. .....................    1,100                      76,794
Exxon Corp. .......................   20,600                   1,469,038
Halliburton Co. ...................    2,000                      89,125
Sun Co., Inc. .....................      900                      34,931
                                                             -----------
                                                               1,946,219
                                                             -----------
OIL--INTERNATIONAL (2.9%)
Amerada Hess Corp. ................      900                      48,881
Amoco Corp. .......................    7,900                     328,838
Ashland, Inc. .....................      800                      41,300
Chevron Corp. .....................    5,400                     448,538
Houston Industries, Inc. ..........    2,900                      89,538
Kerr-McGee Corp. ..................      500                      28,938
Mobil Corp. .......................    6,800                     521,050
Occidental Petroleum Corp. ........    2,800                      75,600
Oryx Energy Co.* ..................      400                       8,850
Pennzoil Co. ......................      500                      25,313
Phillips Petroleum Co. ............    2,500                     120,469
Texaco, Inc. ......................    4,900                     292,469
Texas Utilities Co. ...............    2,500                     104,063
USX-Marathon Group, Inc. ..........    2,200                      75,488
Union Pacific Resources Group,
  Inc. ............................    2,700                      47,419
Unocal Corp. ......................    2,400                      85,800
Western Atlas, Inc. ...............      500                      42,438
                                                             -----------
                                                               2,384,992
                                                             -----------
OIL--SUPPLIES & CONSTRUCTION (1.7%)
Anadarko Petroleum Corp. ..........      400                      26,875
Baker Hughes, Inc. ................    1,700                      58,756
Dresser Industries, Inc. ..........    1,700                      74,906
Helmerich & Payne, Inc. ...........      200                       4,450
Rowan Co., Inc.* ..................      600                      11,663
Royal Dutch Petroleum Co.
  (NY Shares) .....................   18,000                     986,625
Schlumberger Ltd. .................    4,100                     280,081
                                                             -----------
                                                               1,443,356
                                                             -----------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ...........................    1,200                     117,825


                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
                                  --------------------   ------------------
CSX Corp. .........................    2,100                 $    95,550
Norfolk Southern Corp. ............    3,100                      92,419
Union Pacific Corp. ...............    2,300                     101,478
                                                             -----------
                                                                 407,272
                                                             -----------
  TOTAL ENERGY ....................                            6,550,527
                                                             -----------
TECHNOLOGY (14.9%)
ELECTRONICS (6.0%)
AMP, Inc. .........................    2,200                      75,625
Adobe Systems, Inc. ...............      700                      29,706
Applied Material, Inc.* ...........    2,900                      85,550
Circuit City Stores-Circuit City
  Group ...........................    1,000                      46,875
Computer Associates
  International, Inc. .............    4,800                     266,700
Emerson Electric Co. ..............    4,000                     241,500
Gateway 2000, Inc.* ...............    1,400                      70,875
Harris Corp. ......................    1,000                      44,688
ITT Industries, Inc. ..............      600                      22,425
Intel Corp. .......................   14,300                   1,059,988
KLA Tencor Corp.* .................      600                      16,613
LSI Logic Corp.* ..................    1,000                      23,063
Micron Technology, Inc.* ..........    1,600                      39,700
Microsoft Corp.* ..................   20,900                   2,265,038
National Semiconductor Corp.* .....    1,200                      15,825
Novell, Inc.* .....................    3,500                      44,625
Raychem Corp. .....................      700                      20,694
Rockwell International Corp. ......    1,900                      91,319
Seagate Technology, Inc.* .........    2,300                      54,769
Silicon Graphics, Inc.* ...........    1,200                      14,550
Sun Microsystems, Inc.* ...........    3,400                     147,688
Tandy Corp. .......................    1,000                      53,063
Tektronix, Inc. ...................      400                      14,150
Texas Instruments, Inc. ...........    3,200                     186,600
Thomas & Betts Corp. ..............      200                       9,850
                                                             -----------
                                                               4,941,479
                                                             -----------
OFFICE EQUIPMENT (3.9%)
Apple Computer, Inc.* .............    1,100                      31,556
Autodesk, Inc. ....................      500                      19,313
Avery Dennison Corp. ..............    1,000                      53,750
Cabletron Systems* ................    1,800                      24,188
Compaq Computer Corp. .............   13,840                     392,696
Data General Corp.* ...............      200                       2,988
Dell Computer Corp.* ..............    5,300                     491,906
EMC Corp.* ........................    4,400                     197,175
Hewlett Packard Co. ...............    8,700                     520,913
International Business Machines
  Corp. ...........................    7,900                     907,019
Oracle Corp.* .....................    8,600                     211,238
Parametric Technology Corp.* ......    2,500                      67,813
Unisys Corp.* .....................    1,900                      53,675
Xerox Corp. .......................    2,900                     294,713
                                                             -----------
                                                               3,268,943
                                                             -----------
OFFICE EQUIPMENT SERVICES (0.1%)
Ceridian Corp.* ...................      500                      29,375
Computer Sciences Corp. ...........    1,200                      76,800
                                                             -----------
                                                                 106,175
                                                             -----------
TELECOMMUNICATIONS (4.9%)
3Com Corp.* .......................    3,300                     101,269
Advanced Micro Devices, Inc.* .....      900                      15,356

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                            NUMBER          VALUE
                                          OF SHARES       (NOTE 1)
                                         -----------   --------------
AirTouch Communications, Inc.*               5,100      $   298,031
Andrew Corp.* ........................       1,000           18,063
Ascend Communications, Inc.* .........       1,800           89,213
Bay Networks, Inc.* ..................       1,700           54,825
CBS Corp. ............................       6,800          215,900
Cisco Systems, Inc.* .................       8,700          800,944
Comcast Corp., Class A ...............       3,300          133,959
Corning, Inc. ........................       2,000           69,500
DSC Communications Corp.* ............       1,200           36,000
Frontier Corp. .......................       1,800           56,700
Gannett Co. ..........................       2,800          198,975
General Instrument Corp.* ............       2,000           54,375
Lucent Technologies, Inc. ............      11,100          923,381
Motorola, Inc. .......................       4,900          257,556
Nextel Communications, Inc.,
  Class A* ...........................       1,900           47,263
Northern Telecom Ltd. ................       4,300          244,025
Scientific-Atlanta, Inc. .............         800           20,300
Telecommunications, Inc.,
  Class A* ...........................       4,500          172,969
Tellabs, Inc.* .......................       1,700          121,752
U.S. West Communications
  Group ..............................       3,500          164,500
                                                        -----------
                                                          4,094,856
                                                        -----------
  TOTAL TECHNOLOGY ...................                   12,411,453
                                                        -----------
TOTAL COMMON STOCKS (91.2%)
  (Cost $72,432,635) .................                   75,898,045
                                                        -----------


                                        PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
                                      -------------   -------------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT (6.6%)
U.S. Treasury Bill
  8/20/98- ........................    $  395,000      $   392,272
  9/3/98 ..........................       541,000          536,249
  10/15/98 ........................       459,000          452,310
  10/22/98 ........................     2,950,000        2,903,806
  11/12/98 ........................     1,215,000        1,192,388
                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES (6.6%)
 (Cost/Amortized Cost
  $5,476,979) .....................                      5,477,025
                                                       -----------
TOTAL INVESTMENTS (97.8%)
  (Cost/Amortized Cost
  $77,909,614) ....................                     81,375,070
OTHER ASSETS
  LESS LIABILITIES (2.2%) .........                      1,810,214
                                                       -----------
NET ASSETS (100%) .................                    $83,185,284
                                                       ===========

----------
*     Non-income producing

-  Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
FUTURES CONTRACTS: At June 30, 1998, the Portfolio had futures contracts open:






                             NUMBER
                               OF         AGGREGATE     EXPIRATION       UNREALIZED
PURCHASES:                 CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
-----------------------   -----------   ------------   ------------   ---------------
S&P 500 Index .........       20         $5,715,000      Sept '98        $ (11,870)

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..      $72,525,541
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..           68,181

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  4,779,070
Aggregate gross unrealized depreciation ..........      (1,313,614)
                                                      ------------
Net unrealized appreciation ......................    $  3,465,456
                                                      ============
Federal income tax cost of investments ...........    $ 77,909,614
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $208,446, which were secured by collateral valued at $213,144.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
COMMON STOCKS AND RIGHTS:
AUSTRALIA & NEW ZEALAND (2.1%)
AUSTRALIA (1.9%)
Amcor Ltd. ..........................    2,508                 $    10,994
Australian Gas & Light Co., Ltd.         2,314                      14,490
Boral Ltd. ..........................    7,027                      13,201
Brambles Industries Ltd. ............      916                      17,997
Broken Hill Proprietary Ltd. ........    8,099                      68,542
CSR Ltd. ............................    4,280                      12,366
Coca-Cola Amatil Ltd. ...............    3,490                      23,369
Coles Meyer Ltd. ....................    4,628                      18,077
Fosters Brewing Corp. ...............    9,579                      22,568
General Property Trust ..............    5,806                       9,395
Lend Lease Corp. ....................    1,167                      23,624
National Australia Bank Ltd. ........    5,374                      70,969
News Corp., Ltd. ....................    7,582                      61,957
Pioneer International Ltd. ..........    5,222                      12,465
Rio Tinto Ltd. ......................    1,721                      20,487
Santos Ltd. .........................    4,030                      12,493
Southcorp Ltd. ......................    4,187                      12,175
Telstra Corp., Ltd. .................   21,739                      55,800
WMC Ltd. ............................    4,403                      13,267
Westfield Trust .....................    7,792                      14,976
Westpac Banking Corp. ...............    7,939                      48,484
                                                               -----------
                                                                   557,696
                                                               -----------
NEW ZEALAND (0.2%)
Brierley Investments Ltd. ...........   14,287                       7,126
Carter Holt Harvey Ltd. .............    7,285                       6,359
Lion Nathan Ltd. ....................    2,964                       6,591
Telecom Corp. of New Zealand
  Ltd. ..............................    7,099                      29,285
                                                               -----------
                                                                    49,361
                                                               -----------
 TOTAL AUSTRALIA & NEW ZEALAND                                     607,057
                                                               -----------
JAPAN (19.1%)
Acom Co., Ltd. ......................    1,000                      47,540
Ajinomoto Co. .......................    3,000                      26,295
Amada Co., Ltd. .....................    3,000                      14,608
Aoyamma Trading Co., Ltd. ...........      200                       4,934
Asahi Breweries Ltd. ................    2,000                      25,249
Asahi Chemical Industry Co.,
  Ltd. ..............................    8,000                      28,856
Asahi Glass Co., Ltd. ...............    6,000                      32,463
Bank of Tokyo-Mitsubushi Ltd. .......   18,000                     190,752
Bridgestone Corp. ...................    4,000                      94,647
Canon, Inc. .........................    4,000                      90,896
Casio Computer Co., Ltd. ............    2,000                      18,598
Citizen Watch Co., Ltd. .............    1,000                       8,260
Dai Nippon Printing Co., Ltd. .......    3,000                      47,937
Daiichi Pharma Co., Ltd. ............    1,000                      13,202
Dainippon Ink and Chemicals,
  Inc. ..............................    4,000                      12,264
Daiwa House Industry Co., Ltd. ......    2,000                      17,674
Daiwa Securities Co., Ltd. ..........    5,000                      21,534
Denso Corp. .........................    4,000                      66,368
East Japan Railway Co. ..............       17                      79,960
Ebara Corp. .........................    2,000                      17,804
Eisai Co., Ltd. .....................    1,000                      13,634
Fanuc ...............................    1,000                      34,627
Fuji Photo Film Co. .................    2,000                      69,687
Fujitsu Ltd. ........................    7,000                      73,727


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Hankyu Corp. ........................    5,000                 $    20,524
Hitachi Ltd. ........................   14,000                      91,401
Honda Motor Co., Ltd. ...............    4,000                     142,548
House Foods Corp. ...................    1,000                      12,848
Hoya Corp. ..........................    1,000                      28,351
Ito-Yokado Co., Ltd. ................    2,000                      94,214
Itochu Corporation ..................    9,000                      19,478
JUSCO Co., Ltd. .....................    2,000                      36,719
Japan Airlines Co., Ltd.* ...........    9,000                      25,061
Japan Energy Corp. ..................    7,000                       7,423
Joyo Bank Ltd. ......................    3,000                      11,081
Kajima Corp. ........................    4,000                      10,965
Kansai Electric Power Co., Inc. .....    3,700                      64,327
Kao Corp. ...........................    3,000                      46,314
Kawasaki Heavy Industries Ltd. ......    6,000                      12,119
Kawasaki Steel Corp. ................   17,000                      30,659
Kinden Corp. ........................    2,000                      24,239
Kinki Nippon Railway Co., Ltd. ......    7,000                      32,824
Kirin Brewery Co., Ltd. .............    4,000                      37,801
Kokuyo ..............................    1,000                      16,953
Komatsu Ltd. ........................    5,000                      24,311
Kubuto Corp. ........................    9,000                      20,776
Kuraray Co., Ltd. ...................    2,000                      17,011
Kyocera Corp. .......................    1,000                      48,911
Marui Co., Ltd. .....................    2,000                      29,866
Matsushita Electric Industries
  Co. ...............................    8,000                     128,697
Minebea Co., Ltd. ...................    2,000                      19,925
Mitsubishi Chemical Corp. ...........    8,000                      14,486
Mitsubishi Corp. ....................    6,000                      37,224
Mitsubishi Electric Corp. ...........    9,000                      20,711
Mitsubishi Estate Co., Ltd. .........    5,000                      44,005
Mitsubishi Heavy Industries Ltd.        13,000                      49,142
Mitsubishi Materials Corp. ..........    4,000                       8,166
Mitsubishi Trust & Banking
  Corp. .............................    5,000                      42,526
Mitsui & Co., Ltd. ..................    7,000                      37,873
Mitsui Fudosan Co., Ltd. ............    4,000                      31,626
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................    3,000                      15,084
Murata Manufacturing Co., Ltd. ......    1,000                      32,463
NEC Corp. ...........................    7,000                      65,294
NGK Insulators Ltd. .................    2,000                      17,386
Nikon Corp. .........................    1,000                       7,200
Nippon Express Co., Ltd. ............    6,000                      32,203
Nippon Meat Packers, Inc. ...........    1,000                      12,257
Nippon Oil Co. ......................    5,000                      16,159
Nippon Paper Industries Co. .........    6,000                      25,018
Nippon Steel Corp. ..................   28,000                      49,286
Nippon Telegraph & Telephone
  Corp. .............................       49                     406,507
Nippon Yusen Labushiki Kaisha .......    7,000                      23,734
Nissan Motor Co., Ltd. ..............    9,000                      28,373
Nissin Food Products Co., Ltd. ......    1,000                      17,927
Nitto Denko Corp. ...................    1,000                      15,041
Nomura Securities Co. ...............    8,000                      93,204
Obayashi Corp. ......................    3,000                      12,725
Odakyu Electric Railway .............    3,000                       9,198
Oji Paper Co., Ltd. .................    4,000                      17,429
Omron Corp. .........................    1,000                      15,294
Onward Kashiyama Co., Ltd. ..........    1,000                      12,516
Osaka Gas Co., Ltd. .................   12,000                      30,818

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Rohm Co. ............................    1,000                 $  102,799
SHIMANO, Inc. .......................    1,000                     25,393
Sankyo Co. ..........................    2,000                     45,592
Sanyo Electric Co., Ltd. ............    9,000                     27,269
Secom Co. ...........................    1,000                     57,784
Sekisui Chemical Co. ................    4,000                     20,488
Sekisui House Ltd. ..................    4,000                     31,020
Sharp Corp. .........................    5,000                     40,542
Shimizu Corp. .......................    4,000                     11,542
Shin-Etsu Chemical Co. ..............    2,000                     34,627
Shiseido Co., Ltd. ..................    2,000                     22,738
Sony Corp. ..........................    1,600                    137,931
Sumitomo Chemical Co., Ltd. .........    9,000                     27,788
Sumitomo Corp. ......................    5,000                     24,059
Sumitomo Electric Industries ........    3,000                     30,364
Sumitomo Metal Industries ...........   17,000                     27,348
Sumitomo Metal Mining Co. ...........    3,000                     12,184
Taisei Corp. ........................    7,000                     15,149
Taisho Pharmaceutical ...............    2,000                     37,368
Takeda Chemical Industries ..........    4,000                    106,478
Teijin Ltd. .........................    6,000                     18,179
The 77 Bank Ltd. ....................    3,000                     25,105
The Asahi Bank Ltd. .................   11,000                     48,406
The Chiba Bank Ltd. .................    2,000                      6,925
The Daiei, Inc. .....................    3,000                      7,034
The Fuji Bank Ltd. ..................   13,000                     58,051
The Gunma Bank Ltd. .................    2,000                     13,548
The Industrial Bank of Japan
  Ltd. ..............................   10,000                     62,762
The Sakura Bank Ltd. ................   15,000                     38,955
The Shizuoka Bank Ltd. ..............    4,000                     42,995
The Sumitomo Bank Ltd. ..............   13,000                    126,605
The Sumitomo Marine & Fire
  Insurance Co., Ltd. ...............    4,000                     22,392
The Tokai Bank Ltd. .................    8,000                     44,092
Toho Co., Ltd. ......................      100                     10,532
Tohoku Electric Power Co., Inc. .....    1,800                     26,555
Tokio Marine & Fire Insurance
  Co. ...............................    6,000                     61,723
Tokyo Electric Power ................    5,500                    107,921
Tokyo Electron Ltd. .................    1,000                     30,659
Tokyo Gas Co., Ltd. .................    9,000                     20,062
Tokyu Corp. .........................    4,000                     12,148
Toppan Printing Co., Ltd. ...........    3,000                     32,117
Toray Industries, Inc. ..............    6,000                     31,164
Tostem Corp. ........................    1,000                     12,971
Toto Ltd. ...........................    2,000                     12,163
Toyo Seikan Kaisha Ltd. .............    1,000                     12,264
Toyota Automatic Loom Works
  Ltd. ..............................    2,000                     35,348
Toyota Motor Corp. ..................   14,000                    362,574
Uny Co., Ltd. .......................    1,000                     16,231
Wacaol Corp. ........................    1,000                     10,172
Yamanouchi Pharmaceutical Co.,
  Ltd. ..............................    2,000                     41,697
Yamato Transport Co., Ltd. ..........    2,000                     22,435
Yamazaki Banking Co., Ltd. ..........    1,000                      8,873
                                                               ----------
 TOTAL JAPAN ........................                           5,568,858
                                                               ----------
OTHER EUROPEAN COUNTRIES (40.9%)
AUSTRIA (0.3%)
Bank Austria AG .....................      250                     20,340


                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                  --------------------   ------------------
Bank Austria AG (Rights)* ...........      250                 $       --
Bank Austria AG Vorzug ..............      150                     12,181
EA-Generali AG ......................       30                      8,814
Flughafen Wein AG ...................      150                      7,195
OMV AG ..............................      100                     13,398
Oesterreichische
  Elektrizitaetseirtschafts AG ......      120                     14,367
VA Technologies AG ..................       70                      8,712
Wienerberger Baustoffindustrie
  AG ................................       50                     12,099
                                                               ----------
                                                                   97,106
                                                               ----------
BELGIUM (1.6%)
Barco N.V. ..........................       28                      7,824
Colruyt S.A. ........................        8                      6,276
D'Ieteren S.A. ......................       28                     13,071
Delhaize Le Lion S.A. ...............      127                      8,872
Electrabel S.A. .....................      222                     62,926
Fortis AG ...........................      178                     45,433
Generale de Banque S.A. .............       61                     45,275
Groupe Bruxelles Lambert S.A. .......       99                     19,976
Kredietbank N.V. ....................    1,111                     99,399
Petrofina S.A. ......................       88                     36,115
Royale Belge ........................       60                     22,810
Solvay S.A., Class A ................      334                     26,472
Tractebel ...........................      318                     46,564
UCB S.A. ............................        6                     31,119
                                                               ----------
                                                                  472,132
                                                               ----------
FRANCE (8.2%)
Accor S.A. ..........................      145                     40,569
Alcatel Alsthom .....................      638                    129,868
Banque Nationale de Paris ...........      860                     70,251
Bouygues ............................      123                     22,332
Canal Plus ..........................      138                     25,786
Cap Gemini Sogeti ...................      270                     42,414
Carrefour S.A. ......................      152                     96,139
Cie Generale des Eaux ...............      521                    111,221
Coflexip S.A. .......................       44                      5,384
Compagnie de Saint Gobain ...........      348                     64,507
Dassault Systemes S.A.* .............      195                      9,190
Elf Acquitaine S.A. .................    1,067                    149,971
Eridania Beghin .....................      116                     25,607
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. ..............................      335                     26,745
France Telecom S.A. .................    3,080                    212,379
Groupe Danone .......................      292                     80,490
Havas S.A. ..........................      244                     20,698
L'Air Liquide .......................      338                     55,850
L'Oreal .............................      264                    146,810
LVMH (Moet Hennessy Louis
  Vuitton) ..........................      353                     70,629
Lafarge S.A. ........................      409                     42,270
Legardere S.C.A. ....................      367                     15,275
Legrand S.A. ........................      123                     32,542
Michelin, Class B (Registered) ......      560                     32,317
PSA Peugeot Citroen .................      210                     45,143
Paribas .............................      621                     66,439
Pechiney S.A., Class A ..............      415                     16,710
Pernod Ricard .......................      275                     19,053
Pinault-Printemps-Redoute S.A. ......       94                     78,651

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                             NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Promodes ..............................        81                $    44,870
Rhone-Poulenc, Class A ................     1,484                     83,678
Sanofi S.A. ...........................       412                     48,439
Schneider S.A. ........................       596                     47,512
Sidel S.A. ............................       114                      8,294
Simco .................................        82                      6,725
Societe BIC S.A. ......................       119                      8,461
Societe Eurafrance S.A. ...............        12                      7,540
Societe Generale Paris ................       380                     78,985
Sodexho Alliance S.A. .................       144                     27,217
Suez Lyonnaise des Eaux ...............       503                     82,759
Thomson CSF ...........................       567                     21,564
Total S.A., Class B ...................       919                    119,443
Usinor Sacilor ........................     1,205                     18,611
Valero S.A. ...........................       312                     31,883
                                                                 -----------
                                                                   2,391,221
                                                                 -----------
GERMANY (10.0%)
AMB Aachener & Muenchener
  Beteilgungs-AG ......................       150                     17,541
Adidas-Salomon AG .....................       200                     34,599
Allianz AG (New)* .....................        17                      5,561
Allianz AG (Registered) ...............       950                    313,418
Axa Colonia Konzern AG ................        50                      6,196
BASF AG ...............................     2,450                    116,149
Bayer AG ..............................     2,850                    147,122
Bayer Hypothecken Und
  Wechselbank AG ......................     1,100                     69,775
Bayerische Vereinsbank AG .............     1,200                    102,135
Beiersdorf AG .........................       250                     15,927
Bresdner Bank AG ......................     1,850                     99,809
Continental AG ........................       350                     10,907
Daimler-Benz AG .......................     2,230                    218,858
Degussa AG ............................       250                     15,401
Deutsche Bank AG ......................     2,000                    169,504
Deutsche Lufthansa AG
  (Registered) ........................     1,500                     37,677
Deutsche Telekom AG ...................     8,350                    225,475
Heidelberger Zement AG ................       200                     18,963
Hochtief AG ...........................       250                     11,991
Karstadt AG ...........................        50                     24,175
Linde AG ..............................        50                     35,071
M.A.N. AG .............................        50                     19,462
Mannesmann AG .........................     1,500                    152,287
Merck KGaA ............................       650                     29,085
Metro AG ..............................       850                     51,608
Muenchener Rueckversicherungs-
  Gesellschaft AG .....................       300                    148,877
Preussag AG ...........................        50                     17,854
RWE AG ................................     1,350                     80,094
SAP AG ................................       250                    151,788
SGL Carbon AG .........................        50                      5,850
Schering AG ...........................       250                     29,484
Siemens AG ............................     2,250                    136,984
Thyssen AG ............................       150                     38,009
Veba AG ...............................     1,950                    132,991
Viag AG ...............................       100                     67,646
Volkswagen AG .........................       107                    102,939
Volkswagen AG .........................        50                     34,100
                                                                 -----------
                                                                   2,895,312
                                                                 -----------


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
IRELAND (0.5%)
Allied Irish Banks plc ................     3,530                $    50,904
CRH plc ...............................     2,116                     30,048
Independent Newspapers plc ............     1,605                      8,628
Irish Life plc ........................     1,908                     17,583
Jefferson Smurfit Group plc ...........     3,797                     11,293
Kerry Group plc, Class A ..............       679                      9,386
Ryanair Holdings plc* .................       885                      6,179
                                                                 -----------
                                                                     134,021
                                                                 -----------
ITALY (4.1%)
Assicurazioni Generali S.p.A. .........     4,223                    137,372
Banca Commerciale Italiana ............     8,808                     52,694
Banco Intasa S.p.A. ...................     6,417                     35,916
Benetton Group S.p.A.* ................     7,940                     16,489
Credito Italiano S.p.A. ...............    13,042                     68,298
ENI S.p.A. (Registered) ...............    28,696                    188,147
Edison S.P.A. .........................     3,006                     24,133
Fiat S.p.A. ...........................    14,943                     65,428
Istituto Bancario Sao Paulo di
  Torino ..............................     3,474                     50,149
Istituto Mobiliare Italiano S.p.A.          2,683                     42,279
Istituto Nazionale delle
  Assicurazioni .......................    17,008                     48,339
Italgas S.p.A. ........................     1,739                      7,086
Mediaset S.p.A. .......................     6,322                     40,365
Mediobanca S.p.A. .....................     1,207                     15,318
Montedison S.p.A. .....................    19,184                     23,807
Parmalat Finanziaria S.p.A. ...........     3,526                      7,193
Pirelli S.p.A. ........................    10,775                     33,656
Riunione Adriatica di Sicurta
  S.p.A. ..............................     2,189                     28,520
Telecom Italia Mobile S.p.A. ..........    27,111                    165,853
Telecom Italia Mobile S.p.A. ..........     8,433                     28,476
Telecom Italia S.p.A. .................    13,893                    102,310
Telecom Italia S.p.A. (RNC) ...........     4,077                     19,744
                                                                 -----------
                                                                   1,201,572
                                                                 -----------
NETHERLANDS (5.3%)
ABN-Amro Holdings N.V. ................     5,369                    125,689
ASR Verzekeringsgroep N.V. ............       116                      9,847
Akzo Nobel N.V. .......................       270                     60,047
Elsevier N.V. .........................     2,610                     39,407
Getronics N.V. ........................       305                     15,825
Hienekin N.V. .........................     1,247                     49,002
IHC Caland N.V. .......................        64                      3,604
ING Groep N.V. ........................     3,528                    231,117
KLM Royal Dutch Airlines N.V.                 139                      5,647
Koninklijke Ahold N.V. ................     2,145                     68,887
Koninklijke KNP BT ....................       186                      4,803
Koninklijke PTT Nederland N.V.              1,832                     70,548
Oce N.V. ..............................       160                      6,815
Oce N.V. ..............................       141                      6,005
Philips Electronics N.V. ..............     1,392                    117,067
Royal Dutch Petroleum Co. .............     8,089                    448,748
TNT Post Group N.V.* ..................     1,832                     46,852
Unilever N.V. .........................     2,425                    192,492
Wolters Kluwer N.V. ...................       257                     35,290
                                                                 -----------
                                                                   1,537,692
                                                                 -----------

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
                                 --------------------   ------------------
PORTUGAL (0.6%)
BPI-SGPS S.A. (Registered) .........     300                  $     9,685
Banco Comercial Portugues
  (Registered) .....................   1,000                       28,407
Banco Espirito Santo ...............     662                       19,888
Brisa-Auto Estradas de Portugal
  S.A. .............................     200                        8,557
Cimentos de Portugal S.A. ..........     500                       17,575
Electricidade de Portugal S.A. .....   1,300                       30,233
Jeronimo Martins & Filho ...........     500                       24,031
Portugal Telecom S.A. ..............     800                       42,418
Sonae Investimentos-Sociedade
  Gestora de .......................     100                        5,464
                                                              -----------
                                                                  186,258
                                                              -----------
SPAIN (3.0%)
Acerinox S.A. ......................      56                        7,457
Argentaria Corp. Banc ..............   2,156                       48,364
Autopistas Concesionaria Espana        1,369                       21,199
Banco Bilbao Vizcaya S.A. ..........   2,500                      128,301
Banco Central Hispanoamer S.A.         1,177                       36,995
Banco Santander S.A. ...............   4,580                      117,225
Dragados & Construcciones S.A.           306                        9,798
Endesa S.A. ........................   4,205                       91,997
Fomento de Construcciones y
  Contratas S.A. ...................     253                       13,050
Gas Natural SDG S.A. ...............     593                       42,846
Iberdrola S.A. .....................   3,514                       57,058
Repsol S.A. ........................   1,154                       63,589
Sociedad General de Aguas de
  Barcelona S.A. ...................     177                        9,869
Tabacalera S.A., Class A ...........     705                       14,436
Telefonica de Espana S.A. ..........   3,949                      182,578
Union Electrica Fenosa S.A. ........     620                        7,985
Vallehermoso S.A. ..................     254                        9,342
Zardoya Otis S.A. ..................     376                       11,171
                                                              -----------
                                                                  873,260
                                                              -----------
SWITZERLAND (7.3%)
ABB AG (Bearer) ....................      40                       59,115
Adecco S.A. (Bearer) ...............      80                       36,102
Adecco S.A. (Rights)* ..............      80                           --
Alusuisse Lonza Group AG ...........      30                       38,081
CS Holdings ........................   1,030                      229,349
Holderbank Financiere Glarus
  AG, Class B ......................      20                       25,467
Kuoni Reisen AG (Registered) .......       1                        4,968
Nestle S.A. (Registered) ...........     150                      321,238
Novartis AG (Bearer) ...............      20                       33,331
Novartis AG (Registered) ...........     230                      383,005
Roche Holding AG ...................       6                       88,969
Roche Holdings AG ..................      27                      265,333
SGS Societe Generale de
  Surveillance Holding S.A. ........       5                        8,481
SAirGroup (Registered) .............      50                       16,461
Sulzer AG ..........................      20                       15,795
Swiss Reinsurance Co.
  (Registered) .....................      55                      139,196
The Swatch Group AG ................      10                        7,732
The Swatch Group AG ................     100                       16,692
UBS AG (Registered)* ...............     702                      261,046
Union Bank of Switzerland ..........     100                       36,023


                                           NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
                                    --------------------   ------------------
Zurich Versicherungs-
  Gesellschaft (Registered) ........     180                  $   114,957
Holderbank Financiere Glarus
  AG (Registered) ..................      50                       12,585
                                                              -----------
                                                                2,113,926
                                                              -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                           11,902,500
                                                              -----------
SCANDINAVIA (5.3%)
DENMARK (0.8%)
Carlsberg A.S., Class B ............     100                        7,277
Carlsberg, Class A .................     200                       14,554
D/S 1912, Class B ..................       5                       42,934
D/S Svendborg, Class B .............       3                       36,676
Danisco ............................     202                       13,582
Den Danske Bank AS .................     200                       24,014
ISS International Service System
  A/S, Class B .....................     143                        8,325
Novo-Nordisk A/S, Class B ..........     278                       38,356
Tele Danmark A/S, Class B ..........     489                       46,971
Unidanmark A/S, Class A
  (Registered) .....................     200                       17,989
                                                              -----------
                                                                  250,678
                                                              -----------
FINLAND (1.0%)
Kemira Oyj .........................   1,000                       10,342
Kesco Oyj ..........................     700                       11,044
Merita Plc, Class A ................   4,000                       26,411
Metra Oyj, Class B .................     200                        6,566
Nokia Oyj, Class A .................   1,800                      132,475
Nokia Oyj, Class K .................     600                       44,213
Outokumpu Oyj ......................     500                        6,384
Sampo Insurance Co., plc,
  Class A ..........................     300                       14,227
Upm-Kymmene OYJ ....................   1,200                       33,050
                                                              -----------
                                                                  284,712
                                                              -----------
NORWAY (0.5%)
Christiania Bank OG Kreditkasse        2,900                       12,145
Den Norske Bank ....................   2,600                       13,636
Kvaerner plc .......................     200                        6,784
Merkantildata ASA ..................     550                        6,960
NCL Holdings ASA* ..................   1,200                        5,933
Norsk Hydro ASA ....................     950                       41,830
Orkla ASA, Class A .................     800                       18,630
Petroleum Geo-Services* ............     400                       12,472
Schibsted ASA ......................     450                        7,573
Storebrand ASA* ....................     950                        8,428
Tomra Systems ASA ..................     200                        6,001
                                                              -----------
                                                                  140,392
                                                              -----------
SWEDEN (3.0%)
ABB AB, Class A ....................   3,100                       43,914
ABB AB, Class B ....................     400                        5,566
AGA AB, Class A ....................     400                        6,268
Astra AB, Class A ..................   5,200                      106,255
Astra AB, Class B ..................   1,400                       27,905
Atlas Copco AB .....................     600                       16,360
Electrolux AB, Class B .............   1,500                       25,762
Ericsson LM, Class B ...............   7,600                      221,988
ForeningsSparbanken AB,
  Class A ..........................   1,600                       48,138
Hennes & Mauritz AB, Class B .......     900                       57,428

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Mandamus AB* .......................        45                $       282
Netcom Systems AB, Class B* ........       200                      7,660
Sandvik AB, Class A ................     1,000                     27,642
Securitas AB, Class B ..............       400                     19,581
Skandia Forsakrings AB .............     2,700                     38,586
Skandinaviska Enskilds Banken ......     2,500                     42,779
Skanska AB, B Shares ...............       500                     22,440
Stora Kopparbergs Bergslags
  Aktiebolag, Class A ..............     1,200                     18,879
Svenska Cellulosa, AB, Class B .....     1,200                     31,064
Svenska Handelsbanken, Class A             800                     37,107
Volvo AB, Class B ..................     1,300                     38,705
Volvo AB, Class A ..................       700                     20,359
                                                              -----------
                                                                  864,668
                                                              -----------
 TOTAL SCANDINAVIA .................                            1,540,450
                                                              -----------
SOUTHEAST ASIA (2.4%)
HONG KONG (1.5%)
Bank of East Asia Ltd. .............     4,744                      5,143
CLP Holdings Ltd. ..................    10,000                     45,560
Cathay Pacific Airways .............    13,000                      9,144
Cheung Kong Ltd. ...................     9,000                     44,257
Hang Seng Bank Ltd. ................     8,000                     45,225
Hong Kong & China Gas Co.,
  Ltd. .............................    15,000                     17,037
Hong Kong Telecommunications
  Ltd. .............................    46,800                     87,886
Hutchison Whampoa Ltd. .............    16,000                     84,461
Johnson Electric Holdings Ltd. .....     2,000                      7,408
New World Development Co. ..........     8,108                     15,697
Sun Hung Kai Properties Ltd. .......     9,084                     38,573
Swire Pacific Ltd., Class A ........     6,000                     22,651
Television Broadcasts Ltd. .........     2,000                      5,292
Wharf Holdings .....................    13,000                     12,835
                                                              -----------
                                                                  441,169
                                                              -----------
MALAYSIA (0.4%)
Golden Hope Plantations Bhd. .......     8,000                      7,325
Kuala Lumpur Kepong Bhd. ...........     5,000                      8,072
Malayan Banking Bhd. ...............    10,000                     10,072
Malaysian International Shipping
  Bhd. (Foreign) ...................     6,000                      8,746
Nestle (Malaysia) Bhd. .............     2,000                      9,060
Oriental Holdings Bhd. .............     4,000                      6,650
RHB Capital Bhd. ...................    16,000                      6,515
Resorts World Bhd. .................     6,000                      6,592
Rothmans of Pall Mall Bhd. .........     2,000                     13,855
Sime Darby Bhd. ....................    12,000                      8,269
Telekom Malaysia Bhd. ..............    12,000                     20,240
Tenaga Nasional Bhd. ...............    13,000                     15,662
YTL Corp. Bhd. .....................     9,000                      6,766
                                                              -----------
                                                                  127,824
                                                              -----------
SINGAPORE (0.5%)
City Developments ..................     4,000                     11,175
Creative Technology Ltd.* ..........     1,000                     12,134
Development Bank of Singapore
  (Foreign) ........................     2,600                     14,389
Keppel Corp. Ltd. ..................     6,000                      9,020
Oversea-Chinese Banking Corp.,
  Ltd. (Foreign) ...................     6,000                     20,420
Singapore Airlines Ltd. ............     4,000                     18,704


                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
                                   --------------------   ------------------
Singapore Press Holdings Ltd. ......    2,276                 $    15,223
Singapore Telecommunications
  Ltd. .............................   23,000                      32,672
United Overseas Bank Ltd.
  (Foreign) ........................    3,000                       9,322
                                                              -----------
                                                                  143,059
                                                              -----------
 TOTAL SOUTHEAST ASIA ..............                              712,052
                                                              -----------
UNITED KINGDOM (20.4%)
Abbey National plc .................    5,651                     100,506
Anglian Water plc ..................      902                      12,653
Arjo Wiggins Appleton plc ..........    2,323                       7,798
Associated British Foods plc .......    4,023                      37,993
B.A.T. Industries plc ..............   12,302                     123,267
BBA Group plc ......................    1,507                      11,350
BG plc .............................   15,118                      87,481
BOC Group plc ......................    2,268                      30,926
BPB plc ............................    1,635                       9,912
BTR plc ............................   14,468                      41,075
Barclays plc .......................    5,947                     171,617
Bass plc ...........................    3,288                      61,664
Blue Circle Industries plc .........    3,834                      21,673
Boots Co. plc ......................    3,766                      62,452
British Aerospace plc ..............    7,550                      57,873
British Airport Authority plc ......    4,220                      45,597
British Airways plc ................    4,472                      48,432
British Land Co. plc ...............    2,528                      25,985
British Petroleum Co. plc ..........   22,281                     325,210
British Sky Broadcasting plc .......    6,984                      50,211
British Steel ......................    8,995                      19,791
British Telecom plc ................   24,598                     303,983
Bunzl plc ..........................    2,883                      13,529
Burmah Castrol plc .................      714                      12,759
Cable & Wireless plc ...............    8,518                     103,559
Cadbury Schweppes plc ..............    4,177                      64,699
Carlton Communications plc .........    1,857                      16,591
Centrica plc* ......................   17,532                      29,571
Commercial Union plc ...............    5,103                      95,276
Compass Group plc ..................    3,264                      37,557
Diageo plc .........................   13,125                     155,624
EMI Group plc ......................    3,870                      33,866
Electrocomponents plc ..............    1,842                      14,458
GKN plc ............................    3,082                      39,297
General Electric Co., plc ..........   10,913                      94,131
Glaxo Wellcome plc .................   13,242                     397,835
Granada Group plc ..................    3,571                      65,719
Great Universal Stores plc .........    3,376                      44,540
Guardian Royal Exchange plc ........    1,514                       8,875
HSBC Holdings plc ..................    3,324                      84,432
HSBC Holdings plc ..................    6,599                     160,016
Halifax plc ........................    9,930                     129,017
Hanson plc .........................    3,355                      20,408
Imperial Chemical Industries plc        3,072                      49,353
Jarvis plc .........................      904                      10,492
Kingfisher plc .....................    2,909                      46,880
Ladbroke Group plc .................    3,642                      20,010
Land Securities plc ................    2,423                      37,490
Lasmo plc ..........................    1,694                       6,790
Legal & General Group plc ..........    5,340                      57,030
Lloyds TSB Group plc ...............   20,721                     290,156
LucasVarity plc ....................    6,785                      26,968
MEPC plc ...........................    2,224                      19,573

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
Marks & Spencer plc ................     11,221       $   102,222
Misys plc ..........................        489            27,806
National Grid Group plc ............      6,041            40,758
National Power plc .................      5,191            48,893
Pearson plc ........................      1,836            33,666
Penninsular & Oriental Steam
  Navigation Co. ...................      2,555            36,823
Pilkington plc .....................        342               631
Prudential Corp. plc ...............      7,754           102,234
RMC Group plc ......................      1,309            22,713
Railtrack Group plc ................      2,153            52,818
Rank Group plc .....................      2,528            13,890
Reed International plc .............      4,863            44,017
Rentokil Initial plc ...............     10,787            77,642
Reuters Group plc ..................      6,011            68,763
Rexam plc ..........................      1,923             8,390
Rio Tinto plc (Registered) .........      4,389            49,475
Rolls-Royce plc ....................      6,428            26,569
Royal & Sun Alliance Insurance
  Group ............................      6,480            67,040
Royal Bank of Scotland plc .........      2,916            50,645
Safeway plc ........................      3,918            25,682
Sainsbury J plc ....................      7,814            69,684
Schroeders plc .....................      1,341            34,622
Scottish & Newcastle plc ...........      2,584            36,594
Scottish Power plc .................      5,155            45,197
Siebe plc ..........................      1,980            39,580
Smithkline Beecham plc .............     21,343           260,728
Smiths Industries plc ..............      1,439            19,946
Stagecoach Holdings plc* ...........        898            19,121
TI Group plc .......................      1,303             9,901
Tate Lyle ORD plc ..................      2,148            17,048
Tesco plc ..........................      8,899            86,939
Thames Water plc ...................      1,158            21,098
The Berkeley Group plc .............      1,015            10,577
Unilever plc .......................     12,783           136,198
United Utilities plc ...............      2,047            29,792
Vodafone Group plc .................     11,367           144,365
Williams plc .......................      3,846            24,728
Wolseley plc .......................      3,086            18,141
Zeneca Group plc ...................      3,636           156,176
                                                      -----------
 TOTAL UNITED KINGDOM ..............                    5,925,062
                                                      -----------
TOTAL COMMON STOCKS AND RIGHTS (90.2%)
 (Cost $23,988,860).................                   26,255,979
                                                      -----------
PREFERRED STOCKS:
OTHER EUROPEAN COUNTRIES (0.7%)
AUSTRALIA (0.2%)
News Corp., Ltd. ...................      7,509            53,260
                                                      -----------


                                          NUMBER           VALUE
                                         OF SHARES       (NOTE 1)
                                       ------------   --------------
GERMANY (0.5%)
RWE AG .............................        700       $    30,119
SAP AG (Non Voting) ................        150           102,052
                                                      -----------
                                                          132,171
                                                      -----------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $125,069) ...................                      185,431
                                                      -----------
                                        PRINCIPAL
                                          AMOUNT
                                         ------
SHORT-TERM DEBT SECURITIES:
U.S GOVERNMENT (4.2%)
U.S. Treasury Bill
 08/20/98- .........................   $ 10,000             9,932
 10/15/98  .........................      518,000         510,404
 10/22/98 ..........................      495,000         487,278
 11/12/98 ..........................      230,000         225,711
                                                      -----------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
 (Cost/Amortized Cost $1,233,171)                       1,233,325
                                                      -----------
TOTAL INVESTMENTS (95.1%)
 (Cost/Amortized Cost $25,347,100)                     27,674,735
                                                      -----------
OTHER ASSETS
  LESS LIABILITIES (4.9%) ..........                    1,423,355
                                                      -----------
NET ASSETS (100%) ..................                  $29,098,090
                                                      ===========


MARKET SECTOR DIVERSIFICATION (Unaudited)
As a Percentage of Total Equity Investments
Basic Materials ................                   3.9%
Business Services ..............                   4.3
Capital Goods ..................                   5.6
Consumer Cyclicals .............                  12.2
Consumer Non-Cyclicals .........                  19.0
Credit Sensitive
 Banks .........................       15.6
 Financial Services ............        3.4
 Insurance .....................        5.4
 Real Estate ...................        1.6
 Utility--Electric .............        2.2
 Utility--Gas ..................        1.1
 Utility--Telephone ............        2.7
 Investment Company ............        0.3
                                       ----
Total Credit Sensitive .........                  32.3
Diversified ....................                   1.6
Energy .........................                   7.8
Technology .....................                  13.3
                                                 -----
                                                 100.0%
                                                 =====

----------
*     Non-income producing

-  Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 1998, the Portfolio had futures contracts open:(Note 1)




                                              NUMBER                                      UNREALIZED
                                                OF         AGGREGATE     EXPIRATION      APPRECIATION
PURCHASES:                                  CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
----------------------------------------   -----------   ------------   ------------   ---------------
Australia All Ordinaries Index .........         2         $ 82,107      Sept `98         $  2,466
German Index ...........................         1          327,198      Sept `98           (2,800)
Hang Seng Index ........................         2          111,233      July `98              723
IBEX Plus Index ........................         2          131,904      July `98              449
Milan MIB 30 Index .....................         1          192,584      Sept `98             (743)
CAC 40 Index ...........................         2          281,209      Sept `98            3,120
Nikkei 300 Index .......................        13          228,350      Sept `98           11,718
Tokyo Price Index ......................         1           88,335      Sept `98            1,299
Financial Times 100 Index ..............         3          293,020      Sept `98           (2,149)
                                                                                          --------
                                                                                          $ 14,083
                                                                                          ========

At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                               LOCAL
                                             CONTRACT       COST ON         U.S.$         UNREALIZED
                                              AMOUNT      ORIGINATION      CURRENT      APPRECIATION/
                                              (000'S)         DATE          VALUE       (DEPRECIATION)
                                            ----------   -------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
German Mark, expiring 7/27/98 ...........        706        $392,697      $392,295         $ (402)
Japanese Yen, expiring 7/27/98 ..........     20,925         149,098       151,582          2,484
British Pound, expiring 7/27/98 .........         95         158,268       158,410            142
                                                                                           ------
                                                                                           $2,224
                                                                                           ======

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..     $24,246,832
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..         169,601

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $ 2,957,066
Aggregate gross unrealized depreciation .........        (629,431)
                                                      -----------
Net unrealized appreciation .....................     $ 2,327,635
                                                      ===========
Federal income tax cost of investments ..........     $25,347,100
                                                      ===========

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                            NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                     --------------------   -----------------
COMMON STOCKS:
BASIC MATERIALS (3.5%)
CHEMICALS (0.9%)
A. Schulman, Inc. ...................       800                $    15,650
Calgon Carbon Corp. .................       600                      5,963
Cambrex Corp. .......................       700                     18,375
ChemFirst, Inc. .....................       500                     12,625
Dionex Corp.* .......................       600                     15,825
Geon Co. ............................       600                     13,763
Georgia Gulf Corp. ..................       400                      9,125
Mycogen Corp.* ......................       300                      7,209
NOVA Corp.* .........................       500                     17,875
Spartech Corp. ......................       300                      6,431
Stepan Co. ..........................       200                      5,963
Waters Corp.* .......................       500                     29,469
Wellman, Inc. .......................       600                     13,613
                                                               -----------
                                                                   171,886
                                                               -----------
CHEMICALS--SPECIALTY (0.7%)
Airgas, Inc.* .......................       100                      1,438
Albemarle Corp. .....................       300                      6,619
Ferro Corp. .........................       600                     15,188
General Chemical Group, Inc. ........       200                      5,550
H.B. Fuller Co. .....................       300                     16,631
LeaRonal, Inc. ......................       200                      4,775
Lilly Industries, Inc., Class A .....       600                     12,975
M.A. Hanna Co. ......................     1,000                     18,313
MacDermid, Inc. .....................       300                      8,475
Minerals Technologies, Inc. .........       400                     20,350
NCH Corp. ...........................       100                      6,406
NL Industries, Inc. .................       400                      8,000
OM Group, Inc. ......................       400                     16,500
Terra Industries, Inc. ..............       400                      3,600
The Carbide/Graphite Group,
  Inc.* .............................       200                      5,563
                                                               -----------
                                                                   150,383
                                                               -----------
METALS & MINING (0.7%)
ASARCO, Inc. ........................       100                      2,225
Battle Mountain Gold Co. ............       300                      1,781
Century Aluminum Co. ................       400                      5,900
Cleveland-Cliffs, Inc. ..............       400                     21,450
Commercial Metals Co. ...............       200                      6,150
Commonwealth Industries, Inc. .......       300                      3,000
Getchell Gold Corp.* ................       500                      7,500
Helca Mining Co.* ...................     1,000                      5,313
Intermet Corp. ......................       200                      3,625
Lawson Products, Inc. ...............       300                      7,725
MAXXAM, Inc.* .......................       100                      5,675
MDU Resources Group, Inc. ...........       500                     17,844
Mueller Industries, Inc.* ...........       600                     22,275
Ryerson Tull, Inc., Class A* ........       200                      4,100
Stillwater Mining Co.* ..............       300                      8,138
Titanium Metals Corp. ...............       200                      4,413
Wolverine Tube, Inc.* ...............       300                     11,400
                                                               -----------
                                                                   138,514
                                                               -----------
PAPER (0.6%)
Buckeye Technologies, Inc.* .........       400                      9,425
Caraustar Industries, Inc. ..........       300                      8,663
Chesapeake Corp. ....................       600                     23,363
Gibson Greetings, Inc.* .............       400                     10,000
Longview Fibre, Co. .................     1,100                     15,675


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
P.H. Glatfelter Co. .................        200               $     3,163
Rock-Tenn Co., Class A ..............        800                    10,050
Schweitzer-Mauduit
  International, Inc. ...............        400                    11,600
Unisource Worldwide, Inc. ...........        100                     1,081
Wausau-Mosinee Paper Corp. ..........      1,000                    22,875
                                                               -----------
                                                                   115,895
                                                               -----------
STEEL (0.6%)
AK Steel Holding Corp. ..............      1,100                    19,663
Armco, Inc.* ........................      2,200                    14,025
Bethlehem Steel Corp.* ..............        210                     2,612
Birmingham Steel Corp. ..............        600                     7,425
Carpenter Technology Corp. ..........        300                    15,075
Citation Corp.* .....................        200                     4,000
Gibraltar Steel Corp.* ..............        100                     2,050
J & L Specialty Steel, Inc. .........        400                     2,375
Lone Star Technologies, Inc.* .......        400                     6,100
LTV Corp. ...........................        100                       956
Maverick Tube Corp.* ................        200                     2,325
National Steel Corp., Class B .......        400                     4,750
Oregon Steel Mills, Inc. ............        300                     5,588
Quanex Corp. ........................        100                     3,031
Reliance Steel & Aluminum, Co.               100                     3,863
Rouge Industries, Inc., Class A .....        300                     3,825
Shaw Group, Inc.* ...................        200                     5,200
Shiloh Industries, Inc.* ............        200                     4,050
Steel Dynamics, Inc.* ...............        700                     9,713
Valmont Industries ..................        200                     3,994
                                                               -----------
                                                                   120,620
                                                               -----------
  TOTAL BASIC MATERIALS .............                              697,298
                                                               -----------
BUSINESS SERVICES (9.0%)
ENVIRONMENTAL CONTROL (1.4%)
AgriBioTech, Inc.* ..................        100                     2,769
Air & Water Technologies Corp.,
  Class A* ..........................        400                     1,250
Allied Waste Industries, Inc.* ......      1,800                    43,200
CCC Information Services
  Group, Inc.* ......................        300                     4,950
CLARCOR, Inc. .......................        750                    15,750
CSG Systems International, Inc.*             500                    23,438
Catalytica, Inc.* ...................        100                     1,963
Dames & Moore Group .................        600                     7,725
Donaldson Co., Inc. .................        800                    18,900
Eastern Environmental Services,
  Inc.* .............................        200                     6,800
Ionics, Inc.* .......................        400                    14,750
Laidlaw Environmental Services,
  Inc.* .............................      3,340                    12,108
Mine Saftey Appliances Co. ..........        100                     7,500
Mississippi Chemical Corp. ..........        300                     4,931
ONEOK, Inc. .........................        500                    19,938
Philadelphia Suburban Corp. .........        400                     8,750
Rollins, Inc. .......................        400                     8,200
Roper Industries, Inc. ..............        500                    13,063
Superior Services, Inc.* ............        300                     9,019
Tejon Ranch Co. .....................        300                     7,950
Tetra Tech, Inc.* ...................        400                     9,700
U.S. Filter Corp.* ..................        938                    26,309
                                                               -----------
                                                                   268,963
                                                               -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                       --------------------   -----------------
PRINTING, PUBLISHING, BROADCASTING (3.0%)
Ackerley Group, Inc. .................       200                $     4,200
American Media, Inc., Class A* .......       800                      5,300
Analysts International Corp. .........       600                     17,025
BET Holdings, Inc.* ..................       200                     12,588
Banta Corp. ..........................       600                     18,525
Big Flower Holdings, Inc.* ...........       500                     15,000
Bowne & Co., Inc. ....................       600                     27,000
Cablevision Systems Corp.,
  Class A* ...........................       500                     41,750
Catalina Marketing Corp.* ............       400                     20,775
Century Communications Corp.,
  Class A* ...........................       700                     13,125
CKS Group, Inc.* .....................       200                      3,600
Consolidated Graphics, Inc.* .........       100                      5,900
Cox Radio Inc., Class A* .............       100                      4,325
Emmis Broadcasting Corp.,
  Class A* ...........................       200                      9,563
HA-LO Industries, Inc.* ..............       200                      6,225
Heftel Broadcasting Corp.,
  Class A* ...........................       400                     17,900
Hollinger International, Inc. ........       100                      1,700
Houghton Mifflin Co. .................       600                     19,050
Jacor Communications, Inc.* ..........       800                     47,200
John Wiley & Sons, Inc., Class A             300                     18,258
Jones Intercable, Inc., Class A* .....       300                      7,500
Journal Register Co.* ................       900                     15,075
Lamar Advertising Co.* ...............       400                     14,350
Lee Enterprises, Inc. ................       100                      3,063
Mail-Well, Inc.* .....................     1,000                     21,688
McClatchy Co., Class A ...............       400                     13,850
Media General, Inc., Class A .........       200                      9,750
Merrill Corp. ........................       200                      4,413
Outdoor Systems, Inc.* ...............       900                     25,200
Playboy Enterprises, Inc.,
  Class B* ...........................       300                      5,325
Pulitzer Publishing Co. ..............       100                      8,925
SFX Entertainment, Class A* ..........       100                      4,588
Saga Communications, Inc.,
  Class A* ...........................       375                      5,250
Scholastic Corp.* ....................       200                      7,975
Spelling Entertainment Group,
  Inc.* ..............................       500                      4,688
Standard Register Co. ................       200                      7,075
TCI Satellite Entertainment, Inc.,
  Class A* ...........................       800                      4,700
True North Communications, Inc.              500                     14,625
United International Holdings,
  Inc., Class A* .....................       900                     14,400
United Television, Inc. ..............       100                     11,450
United Video Satellite Group,
  Inc., Class A* .....................       100                      3,963
USA Networks, Inc.* ..................       226                      5,658
Westwood One, Inc. ...................       500                     12,609
World Color Press, Inc.* .............       800                     28,000
Young Broadcasting, Inc.,
  Class A* ...........................       200                     13,000
Zebra Technologies Corp.,
  Class A* ...........................       400                     17,100
                                                                -----------
                                                                    593,229
                                                                -----------


                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                     --------------------   -----------------
PROFESSIONAL SERVICES (3.3%)
ABM Industries, Inc. .................       300                $     8,363
ACNielson Corp.* .....................       900                     22,725
ADVO, Inc.* ..........................       500                     14,094
Abacus Direct Corp.* .................       100                      5,194
Alexander & Baldwin, Inc. ............       100                      2,913
Alternative Resources Corp.* .........       200                      2,475
American Business Information,
  Inc., Class B* .....................       300                      4,800
APAC TeleServices, Inc.* .............       300                      1,753
Applied Graphics Technologies,
  Inc.* ..............................       160                      7,320
Aztec Technology Partners, Inc. ......         1                          8
Berlitz International, Inc.* .........       200                      5,400
Billing Concepts Corp.* ..............       500                      7,750
Borg-Warner Security Corp.* ..........       200                      4,525
Brightpoint, Inc.* ...................       800                     11,600
CDI Corp.* ...........................       200                      5,350
CORT Business Service Corp.* .........       300                      9,450
Caribiner International, Inc.* .......       200                      3,500
Century Business Services, Inc.* .....       600                     12,000
Cerner Corp.* ........................       600                     16,988
Circle International Group, Inc. .....       300                      8,400
Coach USA, Inc.* .....................       300                     13,688
Computer Learning Centers,
  Inc.* ..............................       300                      7,463
Computer Management Sciences,
  Inc.* ..............................       100                      2,375
Concentra Managed Care, Inc.* ........       700                     18,200
Coventry Health Care, Inc.* ..........       900                     13,388
Crawford & Co., Class B ..............       800                     15,000
Data Processing Resources
  Corp.* .............................       200                      6,213
DeVry, Inc.* .........................     1,200                     26,325
EG&G, Inc. ...........................       800                     24,000
E.W. Blanch Holdings, Inc. ...........       200                      7,350
Education Management Corp.* ..........       200                      6,575
Equity Corporation
  International* .....................       200                      4,800
Fisher Scientific International,
  Inc. ...............................       600                      8,663
Franklin Covey Co.* ..................       400                      7,700
HealthPlan Services Corp. ............       300                      5,250
ITT Educational Services, Inc.* ......       200                      6,450
InaCom Corp.* ........................       200                      6,350
Informix Corp.* ......................       200                      1,581
Interim Services, Inc.* ..............       800                     25,700
Kelly Services, Inc., Class A ........       500                     17,688
LabOne, Inc. .........................       100                      1,663
Landauer, Inc. .......................       200                      5,975
Lason, Inc.* .........................       100                      5,450
Learning Tree International,
  Inc.* ..............................       200                      4,025
May & Speh, Inc.* ....................       300                      5,963
Metamor Worldwide, Inc.* .............       400                     14,075
Metzler Group, Inc.* .................       150                      5,494
National Data Corp. ..................       100                      4,375
Navigant International, Inc.* ........         1                          9
NCO Group, Inc.* .....................       200                      4,400
NFO Worldwide, Inc.* .................       400                      7,125
Norrell Corp. ........................       300                      5,981

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER OF              VALUE
                                            SHARES               (NOTE 1)
                                      --------------------   -----------------
Ogden Corp. ..........................      1,000               $    27,688
Olsten Corp. .........................        800                     8,950
Pegasystems, Inc.* ...................        200                     5,425
Personnel Group of America,
  Inc.* ..............................        600                    12,000
Pharmaceutical Product
  Development, Inc.* .................        300                     6,600
Pinkertons, Inc.* ....................        200                     4,150
Pre-paid Legal Services, Inc.* .......        400                    12,625
Renaissance Worldwide, Inc.* .........        400                     8,700
Romac International, Inc.* ...........        640                    19,440
SITEL Corp.* .........................        900                     5,963
Seitel, Inc.* ........................        400                     6,475
Snyder Communications, Inc.* .........        200                     8,800
StaffMark, Inc.* .....................        300                    10,988
Strayer Education, Inc. ..............        200                     7,250
Superior Consultant Holdings
  Corp.* .............................        100                     4,313
Sybase, Inc.* ........................        100                       697
Sylvan Learning Systems, Inc.* .......        600                    19,650
US Office Products Co.* ..............        423                     8,239
Valassis Communications, Inc.* .......        100                     3,856
Veritas DGC, Inc.* ...................        400                    19,975
Vincam Group, Inc.* ..................        100                     1,963
Volt Information Sciences, Inc.* .....        200                     5,425
Wackenhut Corrections Corp.* .........        200                     4,675
Whittman-Hart, Inc.* .................        100                     4,833
                                                                -----------
                                                                    662,582
                                                                -----------
TRUCKING, SHIPPING (1.3%)
AMERCO* ..............................        300                     8,831
Air Express International Corp. ......        400                    10,700
Airborne Freight Corp. ...............        800                    27,950
AirNet Systems, Inc.* ................        200                     3,225
American Freightways Corp.* ..........        400                     4,000
Arnold Industries, Inc. ..............        300                     4,425
C.H. Robinson Worldwide, Inc. ........        100                     2,488
Consolidated Freightways Corp.*               500                     6,969
Eagle USA Airfreight, Inc.* ..........        100                     3,469
Expeditors International of
  Washington, Inc. ...................        400                    17,600
Fritz Cos., Inc.* ....................        200                     2,675
Heartland Express, Inc.* .............        400                     8,100
Hvide Marine, Inc., Class A* .........        200                     2,713
Iron Mountain, Inc.* .................        200                     8,950
J.B. Hunt Transport Services, Inc.            600                    21,375
Kirby Corp.* .........................        575                    14,519
Knight Transportation, Inc.* .........        150                     2,869
Landstar Systems, Inc.* ..............        200                     6,988
M.S. Carriers, Inc.* .................        200                     5,425
Marine Transport Corp.* ..............        140                       569
OMI Corp.* ...........................        400                     3,225
Overseas Shipholding Group, Inc.              900                    18,338
Pittston BAX Group ...................        500                     7,781
Roadway Express, Inc. ................        200                     3,775
Swift Transportation Co., Inc.* ......        400                     7,925
United Rentals, Inc.* ................        100                     4,200
USFreightways Corp. ..................        400                    13,138
Werner Enterprises, Inc. .............        500                     9,531
Wisconsin Central Transport
  Corp.* .............................        100                     2,188


                                             NUMBER OF              VALUE
                                              SHARES               (NOTE 1)
                                       --------------------   -----------------
XTRA Corp. ...........................        200               $    12,100
Yellow Corp.* ........................        400                     7,420
                                                                -----------
                                                                    253,461
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            1,778,235
                                                                -----------
CAPITAL GOODS (8.4%)
AEROSPACE (0.7%)
AAR Corp. ............................        650                    19,216
BE Aerospace, Inc.* ..................        500                    14,563
Curtiss-Wright Corp. .................        200                     7,838
Cymer, Inc.* .........................        600                     9,675
Ducommun, Inc.* ......................        150                     3,000
GenCorp, Inc. ........................        500                    12,625
Hexcel Corp.* ........................        400                     9,050
Kaman Corp., Class A .................        600                    11,419
Moog, Inc., Class A* .................        200                     7,638
Orbital Sciences Corp.* ..............        600                    22,425
REMEC, Inc.* .........................        400                     4,550
Scott Technologies, Inc.,
  Class A* ...........................        400                     5,845
                                                                -----------
                                                                    127,844
                                                                -----------
BUILDING & CONSTRUCTION (1.6%)
A.O. Smith Corp. .....................        200                    10,338
American Homestar Corp.* .............        200                     4,788
Butler Manufacturing Co. .............        200                     6,813
Champion Enterprises, Inc.* ..........        700                    20,475
Coachman Industries, Inc. ............        400                    10,450
Dal-Tile International, Inc.* ........        800                     7,850
Del Webb Corp. .......................        200                     5,188
Elcor Corp. ..........................        300                     7,575
Fairfield Communities, Inc.* .........        900                    17,269
Fleetwood Enterprises, Inc. ..........        300                    12,000
Halter Marine Group, Inc.* ...........        100                     1,506
Jacobs Engineering Group, Inc.*               700                    22,488
Kaufman & Broad Home Corp. ...........        700                    22,225
Kennametal, Inc. .....................        400                    16,700
Morrison Knudsen Corp.* ..............        500                     7,031
Newport News Shipbuilding, Inc.               700                    18,725
Palm Harbor Homes, Inc.* .............        400                    17,050
Pulte Corp. ..........................        400                    11,950
Republic Group, Inc. .................        300                     6,300
Service Experts, Inc.* ...............        200                     6,900
Standard Pacific Corp. ...............        500                    10,313
Synthetic Industries, Inc.* ..........        200                     2,913
TJ International, Inc. ...............        300                     9,038
Thomas Industries, Inc. ..............        300                     7,331
Toll Brothers, Inc.* .................        500                    14,344
U.S. Industries, Inc. ................        100                     4,125
U.S. Home Corp.* .....................        320                     7,920
Walter Industries, Inc.* .............        800                    15,150
Watts Industries, Inc., Class A ......        400                     8,350
Wilmar Industries, Inc.* .............        300                     7,650
Winnebago Industries, Inc. ...........        400                     5,095
                                                                -----------
                                                                    325,850
                                                                -----------
BUILDING MATERIALS & FOREST PRODUCTS (1.4%)
Advanced Lighting Technologies,
  Inc.* ..............................        200                     4,650
Apogee Enterprises, Inc. .............        700                    10,719
Cadiz Land Co., Inc.* ................        100                     1,156
CalMat Co. ...........................        500                    11,000

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Centex Construction Products,
  Inc. ..............................          300             $     11,550
Deltic Timber Corp. .................          200                    5,013
Fedders Corp. .......................        1,200                    8,025
Florida Rock Industries, Inc. .......          300                    8,756
Griffon Corp.* ......................          500                    6,406
Holophane Corp.* ....................          200                    5,100
HomeBase, Inc.* .....................        1,000                    7,938
Hughes Supply, Inc. .................          200                    7,325
Juno Lighting, Inc. .................          500                   11,813
Kaydon Corp. ........................          600                   21,188
Lone Star Industries, Inc. ..........          200                   15,413
Medusa Corp. ........................          200                   12,550
Modine Manufacturing Co. ............          300                   10,388
Park Electrochemical Corp. ..........          300                    6,338
Regal-Beloit Corp. ..................          600                   17,100
RMI Titanium Co.* ...................          300                    6,825
Scotts Co. ..........................          300                   11,175
Southdown, Inc. .....................          500                   35,688
Sturm Ruger & Co., Inc. .............          200                    3,350
Texas Industries, Inc. ..............          400                   21,200
Toro Co. ............................          200                    6,850
Universal Forest Products, Inc. .....          300                    4,908
                                                               ------------
                                                                    272,424
                                                               ------------
ELECTRICAL EQUIPMENT (2.6%)
ADTRAN, Inc.* .......................          300                    7,838
AMETEK, Inc. ........................          500                   14,656
Applied Power, Inc. Class A .........          500                   17,188
Arctic Cat, Inc. ....................          500                    4,938
Barnes Group, Inc. ..................          300                    8,119
Comfort Systems USA, Inc.* ..........          400                    9,350
CommScope, Inc.* ....................          100                    1,619
Credence Systems Corp.* .............          400                    7,600
Cypress Semiconductor Corp.* ........          300                    2,494
Dallas Semiconductor Corp. ..........          100                    3,100
Electro Rent Corp.* .................          400                    8,975
Encore Wire Corp.* ..................          300                    4,838
Esterline Technologies Corp.* .......          400                    8,225
Flowserve Corp. .....................          800                   19,700
Franklin Electric Co., Inc. .........          100                    6,800
Harman International Industries,
  Inc. ..............................          500                   19,250
Hussmann International, Inc. ........          100                    1,856
Integrated Process Equipment
  Corp.* ............................          300                    3,375
Kuhlman Corp. .......................          500                   19,781
Kulicke & Soffa Industries, Inc.*              500                    8,500
Lam Research Corp.* .................          100                    1,913
Level One Communications,
  Inc.* .............................          450                   10,575
MMC Networks, Inc.* .................          100                    3,188
Marquette Medical Systems, Inc.*               200                    5,131
Marshall Industries* ................          500                   13,625
Mentor Graphics Corp.* ..............          800                    8,450
Methode Electronics, Inc.,
  Class A ...........................          400                    6,200
Mettler-Toledo International,
  Inc.* .............................          100                    2,006
Micrel, Inc.* .......................          300                    9,750
Nevada Power Co. ....................        1,100                   28,325
Oak Technology, Inc.* ...............          600                    2,738


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
PairGain Technologies, Inc.* ........          100             $      1,744
Photronics, Inc.* ...................          500                   11,031
Pioneer-Standard Electronics ........          400                    3,850
Plexus Corp.* .......................          400                    7,950
PMC-Sierra, Inc.* ...................          500                   23,438
Powerwave Technologies, Inc.* .......          200                    3,350
Public Service Co. of New
  Mexico, Inc. ......................          800                   18,150
Qlogic Corp.* .......................          100                    3,569
ROHN Industries, Inc. ...............        1,000                    4,688
RPC, Inc. ...........................          400                    5,000
Rambus, Inc.* .......................          200                   12,225
Rayovac Corp.* ......................          300                    6,806
Recoton Corp.* ......................          100                    3,350
SDL, Inc.* ..........................          200                    4,775
SIPEX Corp.* ........................          100                    2,150
Sanmina Corp.* ......................          600                   26,025
Sawtek, Inc.* .......................          200                    2,950
Scotsman Industries, Inc. ...........          200                    5,550
Semtech Corp.* ......................          200                    3,538
Sensormatics Electronics Corp.* .....          100                    1,400
Silicon Valley Group, Inc.* .........          700                   11,244
Siliconix, Inc.* ....................          100                    2,450
Sunrise Medical, Inc.* ..............          500                    7,500
TNP Enterprises, Inc. ...............          200                    6,175
Tecumseh Products Co., Class A                 100                    5,281
ThermoLase Corp.* ...................          300                    2,175
Ultratech Stepper, Inc.* ............          200                    3,950
Unitrode Corp.* .....................          900                   10,350
VLSI Technology, Inc.* ..............          300                    5,034
Veeco Instruments, Inc.* ............          200                    4,975
Vicor Corp.* ........................          600                    8,325
Vishay Intertechnology, Inc.* .......          100                    1,794
Watkins-Johnson Co. .................          200                    5,200
Watsco, Inc. ........................          500                   17,594
X-Rite, Inc. ........................          100                    1,364
                                                               ------------
                                                                    515,053
                                                               ------------
MACHINERY (2.1%)
Albany International Corp.,
  Class A ...........................          402                    9,611
Allied Products Corp. ...............          200                    4,238
Anchor Gaming* ......................          200                   15,525
Applied Industrial Technologies,
  Inc. ..............................          200                    4,113
Baldor Electric Co. .................          400                    9,750
Chart Industries, Inc. ..............          100                    2,388
Cincinnati Milacron, Inc. ...........          700                   17,019
Cognex Corp.* .......................          600                   11,100
Columbus McKinnon Corp. .............          200                    5,200
Commercial Intertech Corp. ..........          400                    7,250
DT Industries, Inc. .................          200                    4,850
Gardner Denver, Inc.* ...............          200                    5,525
Gleason Corp. .......................          300                    8,438
Global Industrial Technologies,
  Inc.* .............................          200                    2,875
Graco, Inc. .........................          650                   22,669
IDEX Corp. ..........................          600                   20,700
Imation Corp.* ......................          900                   14,906
JLG Industries, Inc. ................          900                   18,225
Lincoln Electric Holdings ...........        1,200                   26,550
Lindsay Manufacturing Co. ...........          150                    4,069

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
MagneTek, Inc.* ......................          400             $     6,300
Manitowoc Co., Inc. ..................          400                  16,125
MascoTech, Inc. ......................          600                  14,400
NACCO Industries, Inc, Class A                  100                  12,925
National-Oilwell, Inc.* ..............        1,000                  26,813
Nordson Corp. ........................          500                  23,500
OmniQuip International, Inc. .........          200                   3,700
PRI Automation, Inc.* ................          200                   3,413
Robbins & Myers, Inc. ................          200                   5,813
Sequa Corp., Class A* ................          200                  13,350
Specialty Equipment Co.'s, Inc.* .....          300                   6,788
Stewart & Stevenson Services,
  Inc. ...............................          500                   9,000
Tennant Co. ..........................          100                   4,425
Terex Corp.* .........................          400                  11,400
Uniphase Corp.* ......................          600                  37,669
UNOVA, Inc.* .........................          100                   2,150
Zoltec Cos., Inc.* ...................          100                   2,008
                                                                -----------
                                                                    414,780
                                                                -----------
  TOTAL CAPITAL GOODS ................                            1,655,951
                                                                -----------
CONSUMER CYCLICALS (11.0%)
AIRLINES (0.5%)
ASA Holdings, Inc. ...................          400                  19,850
AirTran Holdings, Inc.* ..............          900                   6,778
Alaska Air Group, Inc.* ..............          300                  16,369
America West Holdings Corp.,
  Class B* ...........................          600                  17,138
Atlas Air, Inc.* .....................          300                  10,144
Aviall, Inc.* ........................          300                   4,106
Aviation Sales Co.* ..................          100                   3,963
Mesaba Holdings, Inc.* ...............          300                   6,900
Midwest Express Holdings, Inc.*                 150                   5,428
SkyWest, Inc. ........................          100                   2,800
Trans World Airlines, Inc.* ..........          800                   8,295
                                                                -----------
                                                                    101,771
                                                                -----------
APPAREL & TEXTILES (2.3%)
Brown Group, Inc. ....................          500                   9,938
Buckle, Inc.* ........................          150                   4,425
Burlington Coat Factory
  Warehouse Corp. ....................          600                  13,500
Burlington Industries, Inc.* .........        1,200                  16,875
Charming Shoppes, Inc.* ..............        1,600                   7,600
Collins & Aikman Corp.* ..............        1,300                   9,669
Donna Karan International, Inc.*                400                   5,875
Dress Barn, Inc.* ....................          300                   7,463
Enesco Group, Inc. ...................          500                  15,375
Fabri-Centers of America, Class
  A* .................................          200                   5,475
Finish Line, Inc., Class A* ..........          200                   5,625
Footstar, Inc.* ......................          500                  24,000
G&K Services, Inc., Class A ..........          400                  17,450
Gadzooks, Inc.* ......................          200                   5,513
Genesco, Inc.* .......................          600                   9,788
Goody's Family Clothing, Inc.* .......          100                   5,488
Guess ?, Inc.* .......................          400                   1,975
Guilford Mills, Inc. .................          500                  10,000
Gymboree Corp.* ......................          400                   6,063
Hancock Fabrics, Inc. ................          600                   7,500
Hartmarx Corp.* ......................          300                   2,269
Interface, Inc. ......................        1,200                  24,225


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
International Speedway Corp.,
  Class A ............................         100              $     2,844
Just For Feet, Inc.* .................         500                   14,250
Kellwood Co. .........................         600                   21,450
Men's Wearhouse, Inc.* ...............         300                    9,900
Michaels Stores, Inc.* ...............         500                   17,641
Mohawk Industries, Inc.* .............         500                   15,844
Nautica Enterprises, Inc.* ...........         700                   18,769
OshKosh B'Gosh, Inc. .................         200                    8,900
Oxford Industries, Inc. ..............         100                    3,494
Pacific Sunwear of California,
  Inc.* ..............................         450                   15,750
Phillips-Van Heusen Corp. ............         600                    8,850
Polymer Group, Inc.* .................         500                    5,813
Quiksilver, Inc. .....................         200                    3,988
Russell Corp. ........................         400                   12,075
St. John Knits, Inc. .................         400                   15,450
Stage Stores, Inc.* ..................         500                   22,625
Stein Mart, Inc.* ....................         600                    8,100
Stride Rite Corp. ....................       1,100                   16,569
Syms Corp.* ..........................         300                    4,275
Timberland Co., Class A* .............         100                    7,194
Wet Seal, Inc., Class A* .............         100                    3,195
                                                                -----------
                                                                    453,067
                                                                -----------
AUTO RELATED (1.7%)
Action Performance Cos., Inc.* .......         300                    9,656
Aftermarket Technology Corp.* ........         300                    5,625
Arvin Industries, Inc. ...............         400                   14,525
Avis Rent A Car, Inc.* ...............         300                    7,425
Detroit Diesel Corp.* ................         200                    4,313
Discount Auto Parts, Inc.* ...........         300                    7,800
Excel Industries, Inc. ...............         200                    2,863
Exide Corp. ..........................         400                    6,725
Federal-Mogul Corp. ..................         600                   40,500
Hayes Lemmerz International,
  Inc.* ..............................         500                   19,875
Littelfuse, Inc.* ....................         200                    5,050
LoJack Corp.* ........................         300                    3,731
McGrath Rentcorp .....................         300                    6,338
Miller Industries, Inc.* .............         500                    3,875
OEA, Inc. ............................         100                    1,600
O'Reilly Automotive, Inc.* ...........         400                   14,400
Penske Motorsports, Inc.* ............         100                    2,919
Polaris Industries, Inc. .............         600                   22,575
Precision Castparts Corp. ............         100                    5,338
Rental Service Corp.* ................         200                    6,725
Renters Choice, Inc.* ................         200                    5,675
Rollins Truck Leasing Corp. ..........       1,350                   16,706
SPX Corp.* ...........................         200                   12,875
Standard Motor Products, Inc.* .......         200                    4,450
Standard Products Co. ................         500                   14,063
Superior Industries International              500                   14,094
TCA Cable TV, Inc. ...................         400                   24,000
Titan International, Inc. ............         500                    8,500
Tower Automotive, Inc.* ..............         300                   12,863
U.S. Rentals, Inc.* ..................         300                   11,831
United Auto Group, Inc.* .............         300                    6,563
Westinghouse Air Brake Co. ...........         300                    7,913
Wynn's International, Inc. ...........         300                    5,770
                                                                -----------
                                                                    337,161
                                                                -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
AUTOS & TRUCKS (0.1%)
Wabash National Corp. ................          500             $   12,875
                                                                ----------
FOOD SERVICES, LODGING (1.6%)
Apple South, Inc. ....................          500                  6,531
Applebee's International, Inc. .......          600                 13,425
Bob Evans Farms, Inc. ................          600                 12,713
Brinker International, Inc.* .........        1,300                 25,025
Bristol Hotel Co.* ...................          600                 14,700
Buffets, Inc.* .......................          900                 14,119
CKE Restaurants, Inc. ................          840                 34,650
CapStar Hotel Co.* ...................          600                 16,800
Cheesecake Factory, Inc.* ............          150                  3,394
Consolidated Products, Inc.* .........          400                  8,450
Foodmaker, Inc.* .....................          900                 15,188
Host Marriott Services Corp.* ........          400                  5,825
IHOP Corp.* ..........................          200                  8,275
Landry's Seafood Restaurants,
  Inc.* ..............................          400                  7,238
Lone Star Steakhouse & Saloon,
  Inc.* ..............................          800                 11,050
Marcus Corp. .........................          400                  7,150
Papa John's International, Inc.* .....          400                 15,775
Primadonna Resorts, Inc.* ............          200                  2,869
Prime Hospitality Corp.* .............          600                 10,463
Red Roof Inns, Inc.* .................          500                  8,469
Ruby Tuesday, Inc. ...................          700                 10,850
Ryan's Family Steak Houses,
  Inc.* ..............................        1,100                 11,275
Sbarro, Inc. .........................          300                  8,138
Showbiz Pizza Time, Inc.* ............          300                 12,094
Sonic Corp.* .........................          300                  6,713
Station Casinos, Inc.* ...............          500                  7,344
Suburban Lodges of America,
  Inc.* ..............................          300                  4,538
Vail Resorts, Inc.* ..................          400                 10,645
                                                                ----------
                                                                   313,706
                                                                ----------
HOUSEHOLD FURNITURE, APPLIANCES (1.5%)
Aaron Rents, Inc. ....................          300                  6,000
Bassett Furniture Industries, Inc.              300                  8,456
Central Garden & Pet Co.* ............          500                 15,563
Cost Plus, Inc.* .....................          200                  5,950
Department 56, Inc.* .................          400                 14,200
Ethan Allen Interiors Inc. ...........          600                 29,963
Furniture Brands International,
  Inc.* ..............................        1,100                 30,869
Garden Ridge Corp.* ..................          300                  5,813
Heilig-Meyers Co. ....................        1,300                 16,006
Kimball International Inc.,
  Class B ............................          800                 14,500
La-Z-Boy, Inc. .......................          300                 16,950
Lands' End, Inc.* ....................          200                  6,325
Libbey, Inc. .........................          200                  7,663
Linens `n Things, Inc.* ..............          500                 15,281
Mikasa, Inc. .........................          300                  3,825
O'Sullivan Industries Holdings,
  Inc.* ..............................          400                  5,600
Pier 1 Imports, Inc. .................        1,100                 26,263
Pillowtex Corp. ......................          100                  4,013
SLI, Inc.* ...........................          350                  9,144
Southeby's Holdings, Inc. Class A               800                 17,900
Spiegel, Inc., Class A* ..............          500                  3,594


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Spring Industries, Inc., Class A .....           300            $   13,838
Windmere-Durable Holdings,
  Inc.* ..............................           500                17,901
                                                                ----------
                                                                   295,617
                                                                ----------
LEISURE RELATED (0.8%)
AMC Entertainment, Inc.* .............           200                 3,613
Alternative Living Services, Inc.*               400                10,800
Ascent Entertainment Group,
  Inc.* ..............................           800                 8,900
Authentic Fitness Corp. ..............           200                 3,163
Aztar Corp.* .........................           800                 5,450
Bally Total Fitness Holding
  Corp.* .............................           200                 7,200
Coleman Co., Inc.* ...................           300                 3,469
Family Golf Centers, Inc.* ...........           300                 7,594
Florida Panthers Holdings, Inc.* .....           600                11,813
GC Cos., Inc.* .......................           200                10,375
GTECH Holdings Corp.* ................           100                 3,369
Grand Casinos, Inc.* .................           800                13,400
Hollywood Park, Inc.* ................           600                 7,575
Midway Games, Inc.* ..................           459                 7,172
North Face, Inc.* ....................           200                 4,800
Premier Parks, Inc.* .................           300                19,988
Regis Corp. ..........................           400                11,825
Rio Hotel & Casino, Inc.* ............           200                 3,775
Signature Resorts, Inc.* .............           300                 4,950
Speedway Motorsports, Inc.* ..........           300                 7,669
West Marine, Inc.* ...................           300                 5,395
                                                                ----------
                                                                   162,295
                                                                ----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc. .................           300                 2,625
CPI Corp. ............................           300                 7,144
Cole National Corp.* .................           400                16,000
Metromedia International Group,
  Inc.* ..............................           700                 8,356
Oakley, Inc.* ........................           700                 9,363
Panavision, Inc.* ....................            24                   623
Sola International, Inc.* ............           400                13,075
Sunglass Hut International, Inc.*              1,100                12,169
Wesley Jessen Visioncare, Inc.* ......           100                 2,308
                                                                ----------
                                                                    71,663
                                                                ----------
RETAIL--GENERAL (2.2%)
Amazon.com, Inc.* ....................           200                19,950
Ames Department Stores, Inc.* ........           600                15,788
AnnTaylor Stores Corp.* ..............           600                12,713
BJ's Wholesale Club, Inc.* ...........           600                24,375
Barnett, Inc.* .......................           500                10,125
Best Buy Co., Inc.* ..................         1,200                43,350
Brylane, Inc.* .......................           100                 4,600
Casey's General Stores, Inc. .........         1,200                19,875
CellStar Corp.* ......................           400                 5,175
Claire's Stores, Inc. ................           800                16,400
Corporate Express, Inc.* .............           100                 1,269
DELIA*S, Inc.* .......................           200                 3,125
Eagle Hardware & Garden, Inc.*                   300                 6,938
Fingerhut Cos., Inc. .................           700                23,100
Fossil, Inc.* ........................           300                 7,463
Guitar Center, Inc.* .................           200                 6,025
Handleman Co.* .......................           700                 8,050
Hollywood Entertainment Corp.*                   400                 5,425

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Longs Drug Stores Corp. .............           400            $   11,550
Micro Warehouse, Inc.* ..............           600                 9,300
Mills Corp. .........................           600                14,400
Nu Skin Enterprises, Inc.,
  Class A* ..........................           200                 3,900
Oneida Ltd. .........................           200                 6,125
PETSMART, Inc.* .....................           100                 1,000
Proffitt's, Inc.* ...................         1,275                51,478
Samsonite Corp.* ....................           146                 1,579
ShopKo Stores, Inc.* ................           400                13,600
Southland Corp.* ....................           200                   550
Sports Authority, Inc.* .............           500                 7,469
Talbots, Inc. .......................           400                10,475
Trans World Entertainment
  Corp.* ............................           100                 4,313
United Stationers, Inc.* ............           200                12,950
Value City Department Stores,
  Inc.* .............................           300                 6,300
WD-40 Co. ...........................           200                 5,425
Williams-Sonoma, Inc.* ..............           800                25,450
Zale Corp.* .........................           700                22,264
                                                               ----------
                                                                  441,874
                                                               ----------
  TOTAL CONSUMER CYCLICALS ..........                           2,190,029
                                                               ----------
CONSUMER NON-CYCLICALS (10.3%)
BEVERAGES (0.2%)
Adolph Coors Co., Class B ...........           600                20,400
Canandaigua Wine Co., Class A*                  400                19,675
Robert Mondavi Corp., Class A*                  200                 5,675
                                                               ----------
                                                                   45,750
                                                               ----------
CONTAINERS (0.5%)
Ball Corp. ..........................           600                24,113
CUNO, Inc.* .........................           500                10,813
First Brands Corp. ..................           600                15,375
Gaylord Container Corp.,
  Class A* ..........................           800                 6,150
Greif Brothers Corp., Class A .......           400                14,950
Interpool, Inc. .....................           500                 7,219
Shorewood Packaging Corp.* ..........           150                 2,381
Silgan Holdings, Inc.* ..............           400                11,200
ZERO Corp. ..........................           200                 5,675
Zila, Inc.* .........................           900                 6,520
                                                               ----------
                                                                  104,396
                                                               ----------
DRUGS (2.4%)
AXYS Pharmaceuticals, Inc.* .........           300                 2,138
Agouron Pharmaceutical, Inc.* .......           500                15,156
Algos Pharmaceuticals Corp.* ........           200                 5,400
Alkermes, Inc.* .....................           400                 7,150
AmeriSource Health Corp.,
  Class A* ..........................           500                32,844
Andrx Corp.* ........................           200                 7,350
Block Drug Co., Inc., Class A .......           100                 3,800
Carter-Wallace, Inc. ................           600                10,838
Cephalon, Inc.* .....................           400                 3,150
Columbia Laboratories, Inc.* ........           500                 2,875
Dura Pharmaceuticals, Inc.* .........           100                 2,238
Fuisz Technologies Ltd.* ............           300                 3,319
GelTex Pharmaceuticals, Inc.* .......           200                 3,725
Genovese Drug Stores, Inc. ..........           300                 5,888


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Gensia Sicor, Inc. ..................         1,700            $    6,800
Gilead Sciences, Inc.* ..............           600                19,238
Guilford Pharmaceuticals, Inc.* .....           400                 7,050
ICN Pharmaceuticals, Inc. ...........         1,150                52,541
ICOS Corp.* .........................           800                15,300
IDEC Pharmaceuticals Corp.* .........           400                 9,425
Incyte Pharmaceuticals, Inc.* .......           400                13,650
Interneuron Pharmaceuticals,
  Inc.* .............................           200                   725
Isis Pharmaceuticals, Inc.* .........           700                 9,581
Jones Medical Industries, Inc. ......           400                13,250
Ligand Pharmaceuticals, Inc.,
  Class B* ..........................           700                 9,013
Lipsome Co., Inc.* ..................           700                 3,784
Medicis Pharmaceutical Corp.,
  Class A* ..........................           400                14,600
MedImmune, Inc.* ....................           400                24,950
Millennium Pharmaceuticals,
  Inc.* .............................           800                11,300
NBTY, Inc.* .........................           900                16,538
NCS HealthCare, Inc., Class A* ......           300                 8,550
NeXstar Pharmaceuticals, Inc.* ......           600                 5,981
PathoGenesis Corp.* .................           500                14,500
Perrigo Co.* ........................         1,400                14,088
PharMerica, Inc.* ...................         1,200                14,475
Rexall Sundown, Inc.* ...............           500                17,625
Roberts Pharmaceutical Corp.* .......           100                 2,300
SEQUUS Pharmaceuticals, Inc.*                   800                 9,100
Sepracor, Inc.* .....................           500                20,750
Twinlab Corp.* ......................           400                17,475
US Bioscience, Inc.* ................           400                 3,275
Vertex Pharmaceuticals, Inc.* .......           400                 9,000
Vitalink Pharmacy Services, Inc.*               300                 6,619
VIVUS, Inc.* ........................           800                 4,820
                                                               ----------
                                                                  482,174
                                                               ----------
FOODS (1.4%)
American Italian Pasta Co.,
  Class A* ..........................           100                 3,725
DEKALB Genetics Corp.,
  Class B ...........................           500                47,313
Delta & Pine Land Co. ...............           700                31,150
Dreyer's Grand Ice Cream, Inc. ......           300                 6,038
Earthgrains Co. .....................           300                16,763
International Multifoods Corp. ......           400                11,000
J.M. Smucker Co., Class A ...........           400                 9,925
Lance, Inc. .........................           300                 6,713
Michael Foods, Inc. .................           200                 5,875
Morrison Health Care, Inc. ..........           400                 7,600
Performance Food Group Co.* .........           200                 3,975
Pilgrims Pride Corp. ................           100                 2,000
Rainforest Cafe, Inc.* ..............           300                 4,163
Ralcorp Holdings, Inc.* .............           900                16,988
Richfood Holdings, Inc. .............           900                18,619
Smithfield Foods, Inc.* .............           600                18,300
Suiza Foods Corp.* ..................           400                23,875
U.S. Foodservice, Inc.* .............           600                21,033
Universal Foods Corp. ...............         1,000                22,188
                                                               ----------
                                                                  277,243
                                                               ----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
HOSPITAL SUPPLIES & SERVICES (4.9%)
ABR Information Services, Inc.*                  500            $    11,875
ADAC Laboratories* ...................           400                  9,000
ALARIS Medical, Inc.* ................         1,200                  8,325
ATL Ultrasound, Inc. .................           300                 13,688
Access Health, Inc.* .................           400                 10,200
Acuson Corp.* ........................           400                  7,275
Advanced Tissue Sciences, Inc.* ......           500                  2,219
Affymetrix, Inc.* ....................           400                  9,625
American HomePatient, Inc.* ..........           300                  5,738
American Oncology Resources,
  Inc.* ..............................           600                  7,331
Apria Healthcare Group, Inc.* ........           700                  4,681
Arrow International, Inc. ............           200                  5,488
Arterial Vascular Engineering,
  Inc.* ..............................         1,100                 39,325
Atria Communities, Inc.* .............           200                  3,450
BRC Holdings, Inc.* ..................           200                  3,838
Ballard Medical Products .............           800                 14,400
Bindley Western Industries, Inc. .....           400                 13,200
Bio-Technology General Corp.* ........         1,100                  7,803
Biomatrix, Inc.* .....................           200                  8,200
Chemed Corp. .........................           200                  6,813
CONMED Corp.* ........................           300                  6,900
COR Therapeutics, Inc.* ..............           400                  5,550
Closure Medical Corp.* ...............           200                  4,975
Coherent, Inc.* ......................           600                 10,294
Cooper Cos., Inc.* ...................           200                  7,288
Covance, Inc.* .......................           900                 20,250
Curative Health Services, Inc. .......           300                  8,550
Cytyc Corp.* .........................           200                  3,263
Datascope Corp.* .....................           400                 10,625
Envoy Corp.* .........................           500                 23,688
Express Scripts, Inc., Class A* ......           200                 16,125
Genesis Health Ventures, Inc.* .......           400                 10,000
Haemonetics Corp.* ...................           600                  9,600
Hanger Orthopedic Group, Inc.*                   100                  2,038
Henry Schein, Inc.* ..................           300                 13,838
Hologic, Inc.* .......................           200                  3,638
Human Genome Sciences, Inc.* .........           300                 10,706
IDEXX Laboratories, Inc. .............           500                 12,438
IDX Systems Corp.* ...................           300                 13,819
IVAX Corp.* ..........................           100                    925
Inhale Therapeutic Systems, Inc.*                400                  9,900
Integrated Health Services, Inc. .....           800                 30,000
Ivacare Corp. ........................           400                 10,250
Life Technologies, Inc. ..............           300                  9,413
Magellan Health Services, Inc.* ......           500                 12,688
Mariner Health Group, Inc.* ..........           400                  6,650
Medaphis Corp.* ......................         1,100                  6,600
MedQuist, Inc.* ......................           400                 11,550
Mentor Corp. .........................           600                 14,550
Mid Atlantic Medical Services,
  Inc.* ..............................         1,100                 12,650
MiniMed, Inc.* .......................           100                  5,238
National Surgery Centers, Inc.* ......           300                  8,719
Neurex Corp.* ........................           300                  9,113
Neurogen Corp.* ......................           300                  5,325
NovaCare Corp.* ......................           900                 10,575
Organogenesis, Inc.* .................           600                 11,850
Orthodontic Centers of America,
  Inc.* ..............................           800                 16,750


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Owens & Minor, Inc. ..................            400           $     4,000
Oxford Health Plans, Inc.* ...........            100                 1,531
PAREXEL International Corp.* .........            500                18,188
PSS World Medical, Inc.* .............          1,100                16,088
Paragon Health Network, Inc.* ........          1,100                17,738
Patterson Dental Co.* ................            450                16,481
Pediatrix Medical Group, Inc.* .......            200                 7,438
PhyCor, Inc.* ........................            200                 3,313
PhyMatrix, Inc.* .....................            300                 2,644
Physician Computer Network,
  Inc.*# .............................            700                   280
Physician Reliance Network,
  Inc.* ..............................            400                 4,575
Physio-Control International
  Corp.* .............................            200                 5,263
Protein Design Labs, Inc.* ...........            400                 9,638
Quest Diagnostics, Inc.* .............            700                15,313
Regeneron Pharmaceuticals, Inc.*                  600                 5,531
Renal Care Group, Inc.* ..............            400                17,625
Res-Care, Inc.* ......................            300                 5,531
Respironics, Inc.* ...................            400                 6,225
Rural/Metro Corp.* ...................            200                 2,600
Sabratek Corp.* ......................            200                 4,550
Safe Skin Corp.* .....................            600                24,675
SangStat Medical Corp.* ..............            200                 6,275
Scios, Inc.* .........................            600                 5,325
Serologicals Corp.* ..................            300                 9,675
Sierra Health Services, Inc.* ........            800                20,150
Sun Healthcare Group, Inc.* ..........          1,000                14,625
Sunrise Assisted Living, Inc.* .......            100                 3,438
Synetic, Inc.* .......................            300                17,100
Techne Corp.* ........................            400                 7,625
Theragenics Corp.* ...................            600                15,638
Thermo Cardiosystems, Inc.* ..........            200                 4,550
ThermoTrex Corp.* ....................            300                 5,138
Total Renal Care Holdings, Inc.*                1,167                40,262
Transition Systems, Inc.* ............            300                 3,188
Transkaryotic Therapies, Inc.* .......            500                12,875
VISX, Inc.* ..........................            200                11,900
VWR Scientific Products Corp.* .......            200                 4,925
Vencor, Inc.* ........................            100                   725
Venta Medical Systems, Inc. ..........            100                 2,800
Veterinary Centers of America,
  Inc.* ..............................            300                 5,644
Vical, Inc.* .........................            300                 5,081
West Co., Inc. .......................            100                 2,826
                                                                -----------
                                                                    967,797
                                                                -----------
RETAIL--FOOD (0.6%)
Advantica Restaurant Group,
  Inc.* ..............................            100                   975
Dave & Busters, Inc.* ................            100                 2,488
Dominick's Supermarkets, Inc.* .......            200                 8,913
Fleming Cos., Inc. ...................            800                14,050
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................            500                16,531
Ingles Markets, Inc., Class A ........            300                 4,350
Luby's Cafeterias, Inc. ..............            600                10,538
Petco Animal Supplies, Inc.* .........            600                11,963
Ruddick Corp. ........................            300                 5,438
Smart & Final, Inc. ..................            300                 5,138

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
United Natural Foods, Inc.* ..........            100           $     2,850
Whole Foods Market, Inc.* ............            400                24,195
                                                                -----------
                                                                    107,429
                                                                -----------
SOAPS & TOILETRIES (0.2%)
Alberto-Culver Co., Class B ..........            300                 8,700
Church & Dwight Co., Inc. ............            300                 9,713
Del Laboratories, Inc. ...............            200                 4,350
Nature's Sunshine Products, Inc. .....            400                 9,025
Playtex Products, Inc.* ..............            500                 7,964
                                                                -----------
                                                                     39,752
                                                                -----------
TOBACCO (0.1%)
Consolidated Cigar Holdings, Inc.                 100                 1,225
DIMON, Inc. ..........................            500                 5,625
General Cigar Holdings, Inc.* ........            300                 2,963
                                                                -----------
                                                                      9,813
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS                                    2,034,354
                                                                -----------
CREDIT SENSITIVE (25.3%)
BANKS (7.6%)
Anchor Bancorp Wisconsin, Inc. .......            200                 7,813
Area Bancshares Corp. ................            100                 3,400
Arthur J. Gallagher & Co. ............            400                17,900
Associated Banc-Corp. ................          1,250                47,031
BISYS Group, Inc.* ...................            400                16,400
BSB Bancorp, Inc. ....................            200                 6,050
BT Financial Corp. ...................            200                 5,300
BancorpSouth, Inc. ...................          1,000                21,000
Bank of Granite Corp. ................            250                 7,875
Banknorth Group, Inc. ................            500                18,500
Bay View Capital Corp. ...............            200                 6,350
Brenton Banks, Inc. ..................            440                 8,993
CBT Corp. ............................            200                 6,500
CNB Bancshares, Inc. .................            300                14,400
CVB Financial Corp. ..................            300                 7,275
Capital City Bank Group, Inc. ........            150                 4,706
CashAmerica International, Inc. ......            400                 6,100
Chemical Financial Corp. .............            200                 8,538
Chittenden Corp. .....................            400                14,000
Citizens Bancshares, Inc. ............            200                 6,600
Colonial BancGroup, Inc. .............            500                16,125
Commerce Bancorp, Inc. ...............            305                17,843
Commercial Federal Corp. .............            700                22,138
Commonwealth Bancorp, Inc. ...........            100                 2,294
Community Bank System, Inc. ..........            100                 3,131
Community First Bankshares,
  Inc. ...............................            600                15,713
Community Trust Bancorp, Inc. ........            200                 6,650
Cullen/Frost Bankers, Inc. ...........            400                21,700
Dime Community Bancshares,
  Inc. ...............................            300                 8,325
Downey Financial Corp. ...............            525                17,161
F&M Bancorporation, Inc. .............            200                 8,350
F&M National Corp. ...................            700                20,300
Fifth Third Bancorp ..................            402                25,326
Firstbank of Illinois Co. ............            400                16,800
FirstBank Puerto Rico ................            700                18,200
First Citizens BankShares, Inc.,
  Class A ............................            300                30,019
First Commerce Bankshares, Inc.,
  Class B ............................            300                 8,794


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
First Commonwealth Financial
  Corp. ..............................            800           $    22,600
First Federal Capital Corp. ..........            400                 7,175
FirstFed Financial Corp.* ............            200                10,400
First Financial Bancorp ..............            600                15,525
First Financial Bankshares, Inc. .....            100                 4,100
First Financial Corp. ................            200                10,075
First Financial Holdings, Inc. .......            500                11,875
First Hawaiian, Inc. .................            100                 3,638
First Midwest Bancorp, Inc. ..........            400                17,588
First Republic Bank ..................            200                 7,225
First Source Bancorp, Inc. ...........            782                 7,576
First Source Corp. ...................            220                 7,865
First United Bankshares, Inc. ........            100                 4,888
First Western Bancorp, Inc. ..........            400                11,775
Flagstar Bancorp, Inc. ...............            100                 2,437
Fulton Financial Corp. ...............            875                22,203
GBC Bancorp ..........................            300                 7,950
HUBCO, Inc. ..........................            600                21,487
Hancock Holding Corp. ................            100                 5,300
Harbor Florida Bancorp, Inc. .........            400                 4,775
Harleysville National Corp. ..........            200                 8,500
Heritage Financial Service, Inc. .....            100                 3,438
IBS Financial Corp. ..................            300                 5,700
Imperial Bancorp* ....................            750                22,500
Independence Community Bank
  Corp.* .............................            100                 1,700
InterWest Bancorp, Inc. ..............            200                 8,675
Keystone Financial, Inc. .............          1,000                37,000
Long Island Bancorp, Inc. ............            400                24,300
MAF Bancorp, Inc. ....................            300                10,913
Magna Group, Inc. ....................            500                28,250
MainStreet Financial Corp. ...........            300                 8,850
Mid Am, Inc. .........................            700                17,675
MidAmerica Bancorp ...................            200                 6,475
Mississippi Valley Bancshares,
  Inc. ...............................            100                 3,950
NTB Bancorp, Inc. ....................            266                 6,750
National Bancorp of Alaska, Inc.                  400                12,350
National City Bancshares, Inc. .......            300                12,075
National Penn Bancshares, Inc. .......            200                 6,800
Ocean Financial Corp. ................            400                 7,650
Old National Bancorp .................            420                20,055
Omega Financial Corp. ................            300                10,838
One Valley Bancorp, Inc. .............            400                14,550
PFF Bancorp, Inc. ....................            400                 7,450
Park National Corp. ..................            200                20,188
Peoples First Corp. ..................            400                14,000
Peoples Heritage Financial
  Group, Inc. ........................          1,400                33,075
Provident Bankshares Corp. ...........            610                17,995
Republic Bancorp, Inc. ...............            300                 5,663
Riggs National Corp.
  (Washington D.C.) ..................            400                11,688
Roslyn Bancorp, Inc. .................            600                13,388
S & T Bancorp, Inc. ..................            180                 9,945
Santa Barbara Bancorp ................            200                 5,750
Signal Corp. .........................            250                 7,281
Silicon Valley Bancshares* ...........            300                10,678
Southwest Bancorporation of
  Texas, Inc.* .......................            400                 7,525

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
Sovereign Bancorp, Inc. ...............           3,100          $    50,666
St. Francis Capital Corp. .............             200                7,750
St. Paul Bancorp, Inc. ................             300                6,778
Sterling Bancshares, Inc., Texas ......             450                7,088
Susquehanna Bancshares, Inc. ..........             300               11,213
TR Financial Corp. ....................             600               25,125
Texas Regional Bancshares, Inc.,
  Class A .............................             300                9,825
Triangle Bancorp, Inc. ................             200                6,275
Triangle Pacific Corp.* ...............             400               22,000
TrustCo Bank Corp. (New York)                       900               23,625
Trust Co. of New Jersey ...............             100                2,700
Trustmark Corp. .......................           1,100               24,131
USBANCORP, Inc.* ......................             100                7,731
UST Corp. .............................             600               15,900
U.S. Trust Corp. ......................             400               30,500
United Bankshares, Inc. ...............             700               23,888
Webster Financial Corp. ...............             600               19,950
WesBanco, Inc. ........................             100                2,688
West Coast Bancorp (Oregon) ...........             200                4,925
Westamerica Bancorporation ............             600               19,275
Westernbank Puerto Rico ...............           1,300               21,938
Whitney Holding Corp. .................             500               25,370
                                                                 -----------
                                                                   1,513,018
                                                                 -----------
FINANCIAL SERVICES (3.1%)
Aames Financial Corp. .................             400                5,500
Affiliated Managers Group, Inc.*                    200                7,425
ALBANK Financial Corp. ................             300               21,169
AMCORE Financial, Inc. ................             200                4,800
AMRESCO Inc.* .........................             700               20,388
AmeriCredit Corp.* ....................             500               17,844
Arcadia Financial Ltd.* ...............           1,000                7,563
Astoria Financial Corp. ...............             400               21,400
Bank United Corp., Class A ............             600               28,725
BOK Financial Corp. ...................             100                4,725
Citizens Banking Corp. ................             500               16,813
Credit Acceptance Corp.* ..............             600                5,100
Dain Rauscher Corp. ...................             400               21,900
Delta Financial Corp.* ................             200                3,675
Doral Financial Corp. .................             500                8,750
EVEREN Capital Corp. ..................             200                5,600
Eaton Vance Corp. .....................             400               18,525
Enhance Financial Services
  Group, Inc. .........................             600               20,250
FIRSTPLUS Financial Group,
  Inc.* ...............................             500               18,000
FNB Corp. .............................             105                3,504
First Colorado Bancorp, Inc. ..........             100                2,775
First Sierra Financial, Inc.* .........             100                3,050
Hambrecht & Quist Group* ..............             400               14,525
Headlands Mortgage Co.* ...............             100                1,875
HealthCare Financial Partners,
  Inc.* ...............................             100                6,131
IMC Mortgage Co.* .....................             400                4,225
Imperial Credit Industries, Inc.* .....             700               16,450
Indymac Mortgage Holdings, Inc.                   1,000               22,750
Investors Financial Services
  Corp. ...............................             100                5,300
Jeffries Group, Inc. ..................             400               16,400
John Nuveen Co., Class A ..............             200                7,938
Legg Mason, Inc. ......................             500               28,781


                                                NUMBER OF              VALUE
                                                 SHARES               (NOTE 1)
                                          --------------------   -----------------
Life USA Holding, Inc. ................           400            $     5,175
McDonald & Co. Investments,
  Inc. ................................           400                 13,125
Metris Cos., Inc. .....................           100                  6,375
Morgan Keegan, Inc. ...................           500                 12,938
Oakwood Homes Corp. ...................           900                 27,000
Ocwen Financial Corp.* ................           500                 13,438
Oriental Financial Group, Inc. ........           100                  3,688
Paymentech, Inc.* .....................           100                  2,056
Pioneer Group, Inc. ...................           600                 15,788
Queens County Bancorp, Inc. ...........           100                  4,363
Raymond James Financial, Inc. .........           750                 22,453
Reliance Bancorp, Inc. ................           200                  7,663
Resource Bankshares Mortgage
  Group, Inc. .........................           400                  7,450
SPS Transaction Services, Inc.* .......           200                  6,275
Southern Pacific Funding Corp.* .......           200                  3,138
Trans Financial, Inc. .................           400                 22,950
Triad Guaranty, Inc.* .................           300                 10,200
UMB Financial Corp. ...................           200                  9,900
United Cos. Financial Corp. ...........           600                  9,375
Vermont Financial Services Corp.                  100                  2,744
WSFS Financial Corp. ..................           200                  4,100
Westcorp ..............................           400                  5,500
White River Corp.* ....................           100                  9,045
                                                                 -----------
                                                                     616,595
                                                                 -----------
INSURANCE (3.8%)
ALLIED Group, Inc. ....................           600                 28,088
Alfa Corp. ............................           400                  8,300
American Annuity Group, Inc. ..........           300                  7,219
Amerin Corp.* .........................           300                  8,756
AmerUs Life Holdings, Inc.,
  Class A .............................           300                  9,713
Argonaut Group, Inc. ..................           500                 15,813
CMAC Investments Corp. ................           400                 24,600
CNA Surety Corp.* .....................           400                  5,900
Capital Re Corp. ......................           200                 14,325
Capitol Transamerica Corp. ............           200                  4,113
Chartwell Re Corp. ....................           200                  5,888
Citizens Corp. ........................           200                  6,263
Commerce Group, Inc. ..................           400                 15,500
Delphi Financial Group, Inc.,
  Class A .............................           204                 11,488
Executive Risk, Inc. ..................           200                 14,750
FBL Financial Group, Inc.,
  Class A .............................         1,000                 25,625
Fidelity National Financial, Inc. .....           500                 19,906
Financial Security Assurance
  Holdings Ltd. .......................           500                 29,375
First American Financial Corp. ........           250                 22,500
Foremost Corp. of America .............           600                 14,475
Fremont General Corp. .................           500                 27,094
Frontier Insurance Group, Inc. ........           770                 17,373
Fund American Enterprises
  Holdings, Inc. ......................           100                 14,800
Guarantee Life Cos., Inc. .............           300                  6,563
HCC Insurance Holdings, Inc. ..........           900                 19,800
HSB Group, Inc. .......................           600                 32,100
Harleysville Group, Inc. ..............           300                  6,225
Hartford Life, Inc., Class A ..........           500                 28,469
Highlands Insurance Group, Inc.*                  100                  1,850

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
Hilb, Rogal & Hamilton Co. ...........            500           $     7,813
John Alden Financial Corp. ...........            600                13,200
LandAmerica Financial Group,
  Inc. ...............................            200                11,450
Liberty Corp. ........................             92                 4,629
Life Re Corp. ........................            200                16,400
MMI Cos., Inc. .......................            400                 9,250
Markel Corp.* ........................            100                17,800
Meadowbrook Insurance Group,
  Inc. ...............................            100                 2,719
Medical Assurance, Inc. ..............            200                 5,550
NAC Re Corp. .........................            200                10,675
Nationwide Financial Services,
  Inc., Class A ......................            100                 5,100
Nymagic, Inc. ........................            200                 5,475
Ocwen Asset Investment Corp. .........            200                 3,313
Orion Capital Corp. ..................            500                27,938
PXRE Corp. ...........................            200                 6,000
PennCorp Financial Group, Inc. .......            700                14,350
Philadelphia Consolidated
  Holdings Corp.* ....................            300                 6,300
Poe & Brown, Inc. ....................            100                 3,719
Presidential Life Corp. ..............            400                 8,550
RLI Corp. ............................            125                 5,086
Reinsurance Group of America,
  Inc. ...............................            400                23,650
Risk Capital Holdings, Inc.* .........            400                 9,975
SCPIE Holdings, Inc. .................            300                10,163
Selective Insurance Group, Inc. ......            700                15,684
Trenwick Group, Inc. .................            100                 3,884
Trigon Healthcare, Inc.* .............            600                21,713
United Fire & Casualty Co. ...........            200                 7,838
Vesta Insurance Group, Inc. ..........            200                 4,263
W.R. Berkley Corp. ...................            500                20,026
                                                                -----------
                                                                    749,384
                                                                -----------
INVESTMENT COMPANY (0.1%)
Excel Legacy Corp.* ..................            200                   875
Phoenix Investment Partners,
  Ltd. ...............................            800                 6,950
SEI Corp. ............................            200                12,400
                                                                -----------
                                                                     20,225
                                                                -----------
REAL ESTATE (7.2%)
AMLI Residential Properties
  Trust ..............................            500                10,719
American General Hospitality
  Corp. ..............................            600                12,750
American Health Properties, Inc.                  900                22,500
Apartment Investment &
  Management Co., Class A ............            965                38,118
Arden Realty, Inc. ...................            800                20,700
Avalon Bay Communities, Inc. .........            884                33,598
Avatar Holdings, Inc.* ...............            300                 8,363
BRE Properties, Class A ..............           1000                26,063
Bedford Property Investors, Inc. .....            200                 3,650
Berkshire Realty Co. .................            100                 1,169
Boykin Lodging Trust, Inc. ...........            400                 8,675
Bradley Real Estate, Inc. ............            400                 8,450
Burnham Pacific Properties, Inc. .....            400                 5,675
CB Richard Ellis Services, Inc.* .....            400                13,375


                                               NUMBER OF              VALUE
                                                SHARES               (NOTE 1)
                                         --------------------   -----------------
CBL & Associates Properties,
  Inc. ...............................          700             $    16,975
CCA Prison Realty Trust ..............          200                   6,125
CRIIMI MAE, Inc. .....................        1,200                  16,650
Camden Property Trust ................          700                  20,825
Capstead Mortgage Corp. ..............        1,200                  10,050
Capstone Capital Corp. ...............          300                   6,900
CenterPoint Properties Corp. .........          400                  13,225
Chateau Communities, Inc. ............          300                   8,625
Chelsea GCA Realty, Inc. .............          300                  12,000
Choice Hotels International,
  Inc.* ..............................          800                  10,850
Colonial Properties Trust ............          700                  21,700
Commercial Net Lease Realty ..........          500                   8,094
Consolidation Capital Corp.* .........          100                   2,248
Cornerstone Properties, Inc. .........        1,900                  33,488
Cornerstone Realty Income
  Trust, Inc. ........................          600                   6,863
Cousins Properties, Inc. .............          600                  17,925
D.R. Horton, Inc. ....................          600                  12,525
Developers Diversified Realty
  Corp. ..............................          400                  15,675
Dynex Capital, Inc. ..................          800                   8,900
EastGroup Properties, Inc. ...........          600                  12,038
Equity Inns, Inc. ....................          900                  11,869
Essex Property Trust, Inc. ...........          300                   9,300
Excel Realty Trust, Inc. .............          600                  17,288
Federal Realty Investment Trust ......          900                  21,656
FelCcor Suite Hotels, Inc. ...........          500                  15,688
First Industrial Realty Trust, Inc.             800                  25,450
First Union Real Estate
  Investments ........................          500                   4,625
Forest City Enterprises, Inc.,
  Class A ............................          200                  11,838
Franchise Finance Corp. of
  America ............................          700                  18,156
Gables Residential Trust .............          800                  21,700
General Growth Properties ............          800                  29,900
Glenborough Realty Trust, Inc. .......          700                  18,463
Glimcher Realty Trust ................          100                   1,944
Great Lakes REIT, Inc. ...............          200                   3,488
Grubb & Ellis Co.* ...................          300                   4,275
Health Care Property Investors,
  Inc. ...............................          400                  14,425
Health Care REIT, Inc. ...............          600                  15,300
Healthcare Realty Trust, Inc. ........          700                  19,075
Highwoods Properties, Inc. ...........          900                  29,081
Horizon Group Properties, Inc. .......           25                     165
Hospitality Properties Trust .........          400                  12,850
IRT Property Co. .....................          600                   6,600
Innkeepers USA Trust .................          600                   7,575
Insignia Financial Group, Inc.,
  Class A* ...........................          500                  12,250
Irvine Apartment Communities,
  Inc. ...............................          300                   8,681
JDN Realty Corp. .....................          800                  25,500
JP Realty, Inc. ......................          400                   9,425
Kilroy Realty Corp. ..................          200                   5,000
Kimco Realty Corp. ...................          400                  16,400
Kimco Realty Corp., Series D .........          144                   3,906
Koger Equity Inc. ....................          200                   4,038
LNR Property Corp. ...................          400                  10,250

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
LTC Properties, Inc. ................           800            $    14,900
LaSalle Partners, Inc.* .............           200                  8,900
Lennar Corp. ........................           700                 20,650
Liberty Property Trust ..............         1,100                 28,119
MGI Properties, Inc. ................           300                  7,856
Mack-Cali Realty Corp. ..............           800                 27,500
Manufactured Home
  Communities, Inc. .................           400                  9,650
Meridian Industrial Trust, Inc. .....           500                 11,500
Merry Land & Investment Co.,
  Inc. ..............................           600                 12,638
Mid-America Apartment
  Communities, Inc. .................           300                  7,894
NVR, Inc.* ..........................           200                  8,213
National Health Investors, Inc. .....           200                  6,625
Nationwide Health Properties,
  Inc. ..............................           700                 16,713
OMEGA Healthcare Investors ..........           300                 10,538
Patriot American Hospitality, Inc.              152                  3,639
Post Properties, Inc. ...............           800                 30,800
Prentiss Properties Trust ...........           400                  9,725
Price Enterprises, Inc. .............           400                  7,350
Prime Retail, Inc. ..................           500                  5,969
RFS Hotel Investors, Inc. ...........           400                  7,600
Realty Income Corp. .................           700                 18,463
Reckson Associates Realty ...........           700                 16,538
Reckson Service Industries, Inc.*                56                    186
Redwood Trust, Inc. .................           400                  7,025
Regency Realty Corp. ................           200                  5,025
Ryland Group, Inc. ..................           300                  7,875
Security Capital Atlantic ...........           600                 13,388
Security Capital Group, Inc.,
  Class B* ..........................           100                  2,663
Shurgard Storage Centers,
  Class A ...........................           600                 16,650
Smith (Charles E.) Residential
  Realty ............................           400                 12,800
Sovran Self Storage, Inc. ...........           200                  5,650
Storage Trust Realty ................           500                 17,500
Storage USA, Inc. ...................           300                  7,013
Summit Properties, Inc. .............           400                  7,575
Sun Communities, Inc. ...............           600                 19,875
Sunstone Hotel Investors ............           600                  7,988
Taubman Center, Inc. ................           600                  8,550
The Macerich Co. ....................           500                 14,656
Thornburg Mortgage Asset Corp.                  500                  6,094
Town & Country Trust ................           400                  6,625
TriNet Corp. Realty Trust ...........           400                 13,600
United Dominion Realty Trust,
  Inc. ..............................           100                  1,388
Urban Shopping Centers, Inc. ........           500                 15,750
Washington Real Estate
  Investment Trust ..................         1,300                 22,588
Weeks Corp. .........................           600                 18,975
Weingarten Realty Investors .........           100                  4,181
Westfield America, Inc. .............           100                  1,833
                                                               -----------
                                                                 1,428,880
                                                               -----------
UTILITY--ELECTRIC (2.0%)
Black Hills Corp. ...................           550                 12,650
CILCORP, Inc. .......................           200                  9,600
Calpine Corp.* ......................           300                  6,056


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Central Hudson Gas & Electric .......           200             $     9,175
Central Maine Power Co. .............           600                  11,700
Cleco Corp. .........................           500                  14,875
Commonwealth Energy System ..........           400                  15,100
Conectiv, Inc. ......................         2,000                  41,000
Eastern Utilities Associates ........           500                  13,125
El Paso Electric Co.* ...............         1,400                  12,863
Hawaiian Electronics Industries,
  Inc. ..............................           600                  23,813
Interstate Energy Corp. .............         1,470                  47,775
Minnesota Power. Inc. ...............           700                  27,825
Northwestern Corp. ..................           100                   2,500
Orange & Rockland Utilities,
  Inc. ..............................           500                  26,844
Otter Tail Power Co. ................           300                  11,119
Rochester Gas & Electric ............           500                  15,969
SIGCORP, Inc. .......................           200                   6,413
Sierra Pacific Resources ............           700                  25,419
UniSource Energy Corp. ..............           800                  12,600
United Illuminating Co. .............           200                  10,125
United Water Resources, Inc. ........           500                   9,000
WPS Resources Corp. .................           800                  26,245
                                                                -----------
                                                                    391,791
                                                                -----------
UTILITY--GAS (1.3%)
AGL Resources, Inc. .................           900                  17,888
Atmos Energy Corp. ..................           400                  12,200
Bay State Gas Co. ...................           200                   7,663
Connecticut Energy Corp. ............           200                   5,575
Energen Corp. .......................           400                   8,050
Indiana Energy, Inc. ................           300                   8,963
Kelley Oil & Gas Corp.* .............         1,600                   3,700
Laclede Gas Co. .....................           100                   2,450
Madison Gas & Electric Co. ..........           400                   9,150
NUI Corp. ...........................           100                   2,544
New Jersey Resources Corp. ..........           700                  24,981
North Carolina Natural Gas
  Corp. .............................           300                   7,613
Northwest Natural Gas Co. ...........           500                  13,984
Piedmont Natural Gas Co. ............           600                  20,175
Public Service Co. of North
  Carolina, Inc. ....................           100                   2,175
SEMCO Energy, Inc. ..................           420                   7,376
Southern Union Co. ..................           300                   9,675
Southwest Gas Corp. .................         1,000                  24,438
UGI Corp. ...........................           800                  19,900
Washington Gas Light Co. ............           700                  18,725
Washington Water Power Co. ..........         1,200                  26,920
                                                                -----------
                                                                    254,145
                                                                -----------
UTILITY--TELEPHONE (0.2%)
Aliant Communications, Inc. .........           800                  21,950
Western Wireless Corp., Class A*              1,500                  29,906
                                                                -----------
                                                                     51,856
                                                                -----------
  TOTAL CREDIT SENSITIVE ............                             5,025,894
                                                                -----------
DIVERSIFIED (1.0%)
DIVERSIFIED (0.0%)
Federal Signal Corp. ................           100                   2,431
                                                                -----------
MISCELLANEOUS (1.0%)
AMCOL International Corp. ...........           600                   7,238
AptarGroup, Inc. ....................           400                  24,875

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Blount International, Inc.,
  Class A ..............................................................           500            $    14,250
Brush Wellman, Inc. ....................................................           400                  8,225
Carlisle Cos., Inc. ....................................................           400                 17,225
Central Parking Corp. ..................................................           100                  4,550
DBT Online, Inc.* ......................................................           200                  5,400
Dexter Corp. ...........................................................           600                 19,087
Foamex International, Inc. .............................................           300                  5,231
Furon Co. ..............................................................           300                  5,437
Jostens, Inc. ..........................................................           600                 14,475
Justin Industries, inc. ................................................           400                  6,450
Matthews International Corp.,
  Class A ..............................................................           200                  4,913
Myers Industries, Inc. .................................................           500                 12,000
National Golf Properties, Inc. .........................................           200                  6,013
SPS Technologies, Inc.* ................................................           100                  5,850
Standex International Corp. ............................................           200                  5,925
Tredegar Industries, Inc. ..............................................           200                 16,975
Triarc Cos.* ...........................................................           200                  4,383
                                                                                                  -----------
                                                                                                      188,502
                                                                                                  -----------
  TOTAL DIVERSIFIED ....................................................                              190,933
                                                                                                  -----------
ENERGY (2.8%)
COAL & GAS PIPELINES (0.5%)
Aquila Gas Pipeline Corp. ..............................................           200                  2,450
Arch Coal, Inc. ........................................................           600                 14,925
Eastern Enterprises ....................................................           300                 12,863
Equitable Resources, Inc. ..............................................           700                 21,350
Nuevo Energy Co.* ......................................................           500                 16,063
TransMontaigne Oil Co.* ................................................           600                  8,925
Western Gas Resources, Inc. ............................................           500                  7,313
Ziegler Coal Holding Co. ...............................................           400                  6,845
                                                                                                  -----------
                                                                                                       90,734
                                                                                                  -----------
OIL--DOMESTIC (0.7%)
Atwood Oceanics, Inc.* .................................................           100                  3,981
Barrett Resources Corp.* ...............................................           500                 18,719
Berry Petroleum, Class A ...............................................           500                  6,500
Cabot Oil & Gas Corp., Class A                                                     400                  8,000
Chesapeake Energy Corp. ................................................           990                  3,960
Cliffs Drilling Co.* ...................................................           200                  6,563
Cross Timbers Oil Co. ..................................................         1,000                 19,063
EEX Corp.* .............................................................           100                    938
Houston Exploration Co.* ...............................................           200                  4,588
KCS Energy, Inc. .......................................................           300                  3,431
Key Energy Group, Inc.* ................................................           500                  6,563
Lomak Petroleum, Inc. ..................................................           400                  4,175
Louis Dreyfus Natural Gas
  Corp.* ...............................................................           200                  3,788
Meridian Resource Corp.* ...............................................           500                  3,531
Plains Resources, Inc.* ................................................           500                  8,969
St. Mary Land and Exploration
  Co. ..................................................................           200                  4,825
Stone Energy Corp.* ....................................................           200                  7,113
Tom Brown, Inc. ........................................................           700                 13,169
Vintage Petroleum, Inc. ................................................           700                 13,208
                                                                                                  -----------
                                                                                                      141,084
                                                                                                  -----------
OIL--INTERNATIONAL (0.3%)
Benton Oil & Gas Co.* ..................................................           700                  7,438
Newfield Exploration Co.* ..............................................           600                 14,925
Pride International, Inc.* .............................................           900                 15,244


                                                                                 NUMBER OF              VALUE
                                                                                  SHARES               (NOTE 1)
                                                                           --------------------   -----------------
Rutherford-Moran Oil Corp.* ............................................            200           $     4,025
Santa Fe Energy Resources, Inc.                                                     100                 1,075
Seacor Holdings, Inc.* .................................................            300                18,394
                                                                                                  -----------
                                                                                                       61,101
                                                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (1.3%)
Belco Oil & Gas Corp.* .................................................            300                 2,588
CARBO Ceramics Inc. ....................................................            200                 6,825
Comstock Resources, Inc.* ..............................................            600                 4,463
Daniel Industries, Inc. ................................................            300                 5,700
Devon Energy Corp. .....................................................            400                13,975
Forecenergy, Inc.* .....................................................            200                 3,563
Forest Oil Corp.* ......................................................            500                 7,156
Global Industries Ltd.* ................................................            800                13,500
Hanover Compressor Co.* ................................................            100                 2,706
Harken Energy Corp.* ...................................................          2,300                11,069
Holly Corp. ............................................................            200                 5,150
Input/Output, Inc.* ....................................................          1,100                19,594
Marine Drilling Co., Inc.* .............................................            800                12,800
Newpark Resources, Inc.* ...............................................          1,100                12,238
Oceaneering International, Inc.* .......................................            400                 7,100
Offshore Logistics, Inc.* ..............................................            700                12,425
Parker Drilling Co.* ...................................................          1,500                10,594
Patterson Energy, Inc.* ................................................            300                 2,934
Pool Energy Services Co.* ..............................................            400                 5,900
Quaker State Corp. .....................................................          1,000                16,375
Snyder Oil Corp. .......................................................            700                13,956
Swift Energy Co.* ......................................................            200                 3,188
Tesoro Petroleum Corp.* ................................................            300                 4,763
Trico Marine Services, Inc.* ...........................................            300                 4,106
Tuboscope, Inc.* .......................................................            800                15,800
Varco International, Inc.* .............................................            600                11,888
WICOR, Inc. ............................................................          1,000                23,120
                                                                                                  -----------
                                                                                                      253,476
                                                                                                  -----------
RAILROADS (0.0%)
MotivePower Industries, Inc.* ..........................................            400                 9,800
                                                                                                  -----------
  TOTAL ENERGY .........................................................                              556,195
                                                                                                  -----------
TECHNOLOGY (12.9%)
ELECTRONICS (4.9%)
ACX Technologies, Inc.* ................................................            500                10,875
AFC Cable Systems, Inc.* ...............................................            100                 3,550
ATL Products, Inc., Class A* ...........................................            200                 5,213
ATMI, Inc. .............................................................            200                 3,000
Acclaim Entertainment, Inc.* ...........................................            800                 4,750
Actel Corp.* ...........................................................            300                 3,225
Acxiom Corp.* ..........................................................            500                12,469
Advent Software, Inc.* .................................................            100                 4,200
Affiliated Computer Services,
  Inc.* ................................................................            900                34,650
American Management Systems,
  Inc.* ................................................................            600                17,963
Amphenol Corp., Class A* ...............................................            300                11,700
Analogic Corp. .........................................................            200                 8,950
Anixter International, Inc.* ...........................................            800                15,250
Apex PC Solutions, Inc.* ...............................................            100                 2,788
Applied Micro Circuits Corp.* ..........................................            100                 2,588
Arbor Software Corp.* ..................................................            200                 6,288
Artesyn Technologies, Inc.* ............................................            600                 9,600
Aspen Technologies, Inc.* ..............................................            400                20,200
Avant! Corp.* ..........................................................            600                14,850
Avid Technology, Inc.* .................................................            500                16,750

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
BARRA, Inc.* ........................            200           $     4,900
BEA Systems, Inc.* ..................            300                 6,881
BancTec, Inc. .......................            500                11,563
Belden, Inc. ........................            300                 9,188
Berg Electronics Corp.* .............            400                 7,825
Boole & Babbage, Inc.* ..............            750                17,906
Broderbund Software, Inc.* ..........            300                 6,844
Budget Group, Inc.* .................            400                12,775
Burr-Brown Corp.* ...................            750                15,750
C & D Technology, Inc. ..............            100                 5,800
CDW Computer Centers, Inc.* .........            100                 5,000
CHS Electronics, Inc.* ..............            800                14,300
CIBER Inc.* .........................            400                15,200
C-Cube Microsystems, Inc.* ..........            800                14,850
Cable Design Technologies* ..........            700                14,438
Checkfree Holdings Corp.* ...........            900                26,494
Checkpoint Systems Inc.* ............            700                 9,888
Cirrus Logic, Inc.* .................          1,500                16,688
Citrix Systems, Inc.* ...............            650                44,444
Clarify, Inc.* ......................            500                 6,750
Cohu, Inc. ..........................            100                 2,431
CompuCom Systems, Inc.* .............            400                 2,600
Computer Horizons Corp.* ............            500                18,531
Computer Task Group, Inc. ...........            500                16,750
CTS Corp. ...........................            300                 8,850
Cubic Corp. .........................            100                 2,388
Data General Corp.* .................          1,300                19,419
Data Transmission Network
  Corp.* ............................            200                 8,000
DII Group, Inc.* ....................            600                10,238
Documentum, Inc.* ...................            300                14,400
Electro Scientific Industries, Inc.*             200                 6,313
Essex International, Inc.* ..........            200                 4,725
Etec Systems, Inc.* .................            500                17,594
FactSet Research Systems, Inc.* .....            100                 3,250
Fluke Corp. .........................            100                 3,288
FSI International, Inc.* ............            400                 3,875
General Cable Corp. .................            550                15,881
GenRad, Inc.* .......................            600                11,850
Gentex Corp.* .......................          1,400                25,375
Gerber Scientific, Inc. .............            400                 9,100
Hadco Corp.* ........................            200                 4,663
Harbinger Corp.* ....................            600                14,513
Helix Technology Corp. ..............            400                 6,000
HNC Software, Inc.* .................            300                12,244
Hyperion Software Corp.* ............            400                11,400
Industri-Matematik International
  Corp.* ............................            400                 4,375
Information Resources, Inc.* ........            600                11,100
Innovex, Inc. .......................            300                 3,919
Inprise Corp.* ......................          1,000                 7,375
Integrated Device Technology,
  Inc.* .............................          1,600                11,450
Integrated Systems, Inc.* ...........            300                 4,613
Intergraph Corp.* ...................            700                 5,994
International Rectifier Corp.* ......          1,200                10,200
Intersolv, Inc.* ....................            400                 6,425
InterVoice, Inc.* ...................            400                 7,100
Itron, Inc.* ........................            300                 3,825
JDA Software Group, Inc.* ...........            300                13,125
Jabil Circuit, Inc.* ................            200                 6,613
Jack Henry & Associates, Inc. .......            200                 6,875


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Kent Electronics Corp.* .............            600           $    10,988
MTS Systems Corp. ...................            400                 6,425
National Instruments Corp.* .........            200                 7,150
Nichols Research Corp.* .............            100                 2,731
Optical Cable Corp.* ................            200                 2,000
P-Com, Inc.* ........................            600                 5,494
Paxar Corp.* ........................          1,000                11,500
PMT Services, Inc.* .................          1,000                25,438
Read-Rite Corp.* ....................            700                 6,344
Rogers Corp.* .......................            100                 3,300
S3, Inc.* ...........................            800                 4,050
SABRE Group Holdings, Inc.* .........            300                11,400
SpeedFam International, Inc.* .......            200                 3,688
System Software Associates, Inc.*                600                 4,275
Technology Solutions Co.* ...........            500                15,844
Transaction Systems Architects,
  Inc.* .............................            100                 3,850
Trimble Navigation Ltd.* ............            600                 9,713
Wyman-Gordon Co.* ...................            300                 5,976
                                                               -----------
                                                                   973,176
                                                               -----------
OFFICE EQUIPMENT (2.5%)
12 Technologies, Inc. ...............            200                 7,025
American Business Products, Inc.                 400                 8,200
Aspect Development, Inc.* ...........            100                 7,563
Bell & Howell Co.* ..................            300                 7,744
Day Runner, Inc.* ...................            200                 5,038
DecisionOne Holdings Corp.* .........            400                 8,000
Evans & Sutherland Computer
  Corp.* ............................            200                 5,038
FileNET Corp.* ......................            600                17,325
GT Interactive Software Corp.* ......            600                 4,519
Global DirectMail Corp. .............            400                 5,050
HMT Technology Corp.* ...............            800                 6,700
Hutchinson Technology, Inc.* ........            400                10,900
John H. Harland Co. .................            400                 6,775
Knoll, Inc.* ........................            300                 8,850
Kronos, Inc.* .......................            100                 3,625
MICROS Systems, Inc.* ...............            400                13,238
Mastech Corp.* ......................            200                 5,625
Micron Electronics, Inc.* ...........            100                 1,206
National Computer Systems, Inc.                  500                12,000
Network Appliance, Inc.* ............            400                15,575
New England Business Services,
  Inc. ..............................            400                12,900
Pixar, Inc.* ........................            100                 6,038
Platinum Technology* ................          1,300                37,131
Policy Management Systems
  Corp.* ............................            600                23,550
Rational Software Corp.* ............          1,600                24,400
SMART Modular Technologies* .........            500                 7,313
Sandisk Corp.* ......................            300                 4,144
Tech-Sym Corp.* .....................            200                 5,563
Technitrol, Inc. ....................            300                11,981
Telxon Corp. ........................            200                 6,475
Triumph Group, Inc.* ................            300                12,600
VERITAS Software Corp.* .............            600                24,825
Vanstar Corp.* ......................          1,100                16,019
Vantive Corp.* ......................            200                 4,100
Viasoft, Inc.* ......................            500                 8,094
Visio Corp.* ........................            500                23,875
WH Brady Co. ........................            200                 5,563

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
Wind River Systems* .................           300            $    10,763
Xircom, Inc.* .......................           600                  9,338
Xylan Corp.* ........................           600                 17,883
Yahoo! Inc.* ........................           400                 63,000
                                                               -----------
                                                                   495,551
                                                               -----------
OFFICE EQUIPMENT SERVICES (1.9%)
BA Merchant Services, Inc.,
  Class A* ..........................           200                  4,038
ChoicePoint, Inc.* ..................           100                  5,063
Complete Business Solutions,
  Inc.* .............................           100                  3,594
Fair Issac & Co., Inc. ..............           100                  3,800
General Magic, Inc.* ................           100                  1,231
Information Management
  Resources, Inc.* ..................           200                  6,763
Komag, Inc.* ........................           100                    534
Learning Co., Inc.* .................           700                 20,738
Legato Systems, Inc.* ...............           700                 27,300
Lycos, Inc.* ........................           300                 22,613
Macromedia, Inc.* ...................           700                 13,081
Manugistics Group, Inc.* ............           300                  7,425
Mercury Interactive Corp.* ..........           400                 17,850
Progress Software Corp.* ............           200                  8,200
Project Software &
  Development, Inc.* ................           200                  4,013
PSINet, Inc.* .......................           900                 11,700
Radiant Systems, Inc.* ..............           100                  1,450
Remedy Corp.* .......................           400                  6,800
Safeguard Scientifics, Inc.* ........           600                 25,013
Sapient Corp.* ......................           200                 10,550
Security Dynamics Technologies,
  Inc.* .............................           100                  1,850
Sequent Computer System* ............         1,000                 12,063
Shiva Corp.* ........................           700                  5,863
Siebel Systems, Inc.* ...............         1,064                 34,314
Software AG Systems, Inc.* ..........           200                  5,850
Stratus Computer, Inc.* .............           600                 15,188
Structural Dynamics Research* .......           900                 20,813
Sykes Enterprises, Inc.* ............           300                  6,019
Symantec Corp.* .....................         1,000                 26,125
Systems & Computer Tech
  Corp.* ............................           600                 16,200
USCS International, Inc.* ...........           400                  8,275
Wang Laboratories, Inc.* ............           600                 15,258
                                                               -----------
                                                                   369,574
                                                               -----------
TELECOMMUNICATIONS (3.6%)
ANTEC Corp.* ........................           600                 13,913
Aerial Communications, Inc.* ........           100                    625
Allen Telecom, Inc.* ................           200                  2,325
Alliant Techsystems, Inc.* ..........           200                 12,650
Alpine Group, Inc.* .................           400                  8,300
American Mobile Satellite Corp.*                400                  3,900
American Tower Corp., Class A*                  400                  9,975
Aspect Telecommunications
  Corp.* ............................           700                 19,163
Associated Group, Inc., Class A*                300                 12,300
AXENT Technologies, Inc.* ...........           200                  6,125
Black Box Corp.* ....................           400                 13,275
CFW Communications Co. ..............           100                  2,325
CNET, Inc.* .........................           100                  6,825


                                              NUMBER OF              VALUE
                                               SHARES               (NOTE 1)
                                        --------------------   -----------------
COMSAT Corp. ........................            800           $    22,650
California Microwave, Inc.* .........            300                 5,250
CellNet Data Systems, Inc.* .........            900                 8,719
Cellular Communications
  International, Inc.* ..............            300                14,963
Centennial Cellular Corp.,
  Class A* ..........................            300                11,194
Coherent Communications
  Systems Corp.* ....................            200                 9,363
Commonwealth Telephone
  Enterprises, Inc.* ................            200                 5,275
CommNet Cellular, Inc.* .............            600                 8,813
Comverse Technology, Inc.* ..........            830                43,056
Cylink Corp.* .......................            300                 3,600
Dialogic Corp.* .....................            100                 2,975
Diamond Multimedia Systems,
  Inc. ..............................            500                 3,422
Digital Microwave Corp.* ............            500                 3,625
DSP Communications, Inc.* ...........            800                11,000
E*TRADE Group, Inc.* ................            600                13,763
General Communications, Inc.,
  Class A* ..........................            500                 3,031
GeoTel Communications Corp.* ........            300                12,225
Glenayre Technologies, Inc.* ........          1,000                10,750
ICG Communications, Inc.* ...........            100                 3,656
IXC Communications, Inc.* ...........            300                14,550
Inter-Tel, Inc. .....................            600                 9,600
InterDigital Communications
  Corp.* ............................            900                 4,838
Intermedia Communications,
  Inc.* .............................            600                25,163
International Network Services* .....            300                12,300
KEMET Corp.* ........................            600                 7,894
LHS Group Inc.* .....................            200                13,175
MasTec, Inc.* .......................            300                 7,163
McLeodUSA, Inc. .....................            600                23,325
Metro Information Services, Inc.*                200                 7,825
MRV Communications, Inc.* ...........            400                 8,300
Natural MicroSystems Corp.* .........            200                 3,200
Network Equipment
  Technologies, Inc.* ...............            300                 4,706
North Pittsburgh Systems, Inc. ......            300                 4,781
NTL, Inc.* ..........................            400                21,400
Oak Industries, Inc.* ...............            300                10,613
Omnipoint Corp. .....................            500                11,469
Open Market, Inc.* ..................            200                 3,775
Pacific Gateway Exchange, Inc.* .....            100                 4,006
PageMart Wireless, Inc.,
  Class A* ..........................            400                 3,625
Paging Network, Inc.* ...............          1,700                23,800
PictureTel Corp.* ...................            600                 5,550
Plantronics, Inc.* ..................            400                20,600
Powertel, Inc.* .....................            400                 7,400
Premiere Technologies, Inc.* ........            400                 3,319
Premisys Communications, Inc.* ......            600                14,925
Primus Telecommunications
  Group, Inc.* ......................            200                 3,788
RCN Corp.* ..........................            800                15,500
Skytel Communications, Inc.* ........            900                21,066
SmarTalk TeleServices, Inc. .........            300                 4,369
Superior TeleCom, Inc. ..............            125                 5,203
Tekelec* ............................            200                 8,950

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                        NUMBER OF        VALUE
                                         SHARES        (NOTE 1)
                                       ----------   --------------
Tel-Save Holdings, Inc.* ...........       700       $    10,325
U.S. Satellite Broadcasting Co.,
  Inc.* ............................       800             9,350
Vanguard Cellular Systems, Inc.,
  Class A* .........................       900            16,988
West TeleServices Corp.* ...........       300             3,638
Westell Technologies, Inc.* ........       300             2,775
WinStar Communications, Inc.* ......       600            25,756
World Access, Inc.* ................       400            12,000
                                                     -----------
                                                         726,041
                                                     -----------
  TOTAL TECHNOLOGY .................                   2,564,342
                                                     -----------
TOTAL COMMON STOCKS (84.2%)
  (Cost $16,510,398) ...............                  16,693,231
                                                     -----------
PREFERRED STOCKS:
CONSUMER NON-CYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES (0.0%)
Mediq, Inc., Class A* (Cost $0).....        23               152
                                                     -----------
RIGHTS:
CREDIT SENSITIVE (0.0%)
FINANCIAL SERVICES (0.0%)
Coast Federal Litigation
  Contingent Payment Rights*
  (Cost $0) ........................       300             4,538
                                                     -----------


                                         PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
                                       ------------   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.1%)
U.S. Treasury Bill
  8/20/98- .........................    $  150,000     $   148,974
  9/3/98 ...........................     1,483,000       1,470,002
  10/15/98 .........................       743,000         732,105
  10/22/98 .........................       503,000         495,153
  11/12/98 .........................       340,000         333,672
                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES (16.1%)
 (Cost/Amortized Cost $3,179,853)                        3,179,906
                                                       -----------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost $19,690,251)                     19,877,827
OTHER ASSETS
  LESS LIABILITIES (-0.3%) .........                       (51,826)
                                                       -----------
NET ASSETS (100%) ..................                   $19,826,001
                                                       ===========

----------
* Non-income producing

# Securities (totaling $280 or 0.00% of net assets) valued at fair value.

- Security segregated as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
FUTURES CONTRACTS: At June 30, 1998, the Portfolio had futures contracts open:




                             NUMBER
                               OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:                 CONTRACTS     FACE VALUE        DATE        APPRECIATION
-----------------------   -----------   ------------   ------------   -------------
S&P 500 Index .........       11         $3,143,250    Sept `98          $84,747

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $20,602,200
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      3,310,341

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $  1,360,289
Aggregate gross unrealized depreciation ..........      (1,172,713)
                                                      ------------
Net unrealized appreciation ......................    $    187,576
                                                      ============
Federal income tax cost of investments ...........    $ 19,690,251
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,250,362 which was secured by collateral valued at $1,289,180

































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                               PRINCIPAL                VALUE
                                                AMOUNT                 (NOTE 1)
                                       ------------------------   -----------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (1.3%)
ENVIRONMENTAL CONTROL (1.3%)
Lamso USA, Inc.
  6.75%, 12/15/07 ..................        $      250,000        $   252,660
  7.50%, 6/30/06 ...................               100,000            106,791
                                                                  -----------
  TOTAL BUSINESS SERVICES ..........                                  359,451
                                                                  -----------
CAPITAL GOODS (0.9%)
AEROSPACE (0.9%)
Boeing Co.
  6.625%, 2/15/38+ .................               150,000            154,280
Lockheed Martin Corp.
  7.25%, 5/15/06 ...................               100,000            106,337
                                                                  -----------
  TOTAL CAPITAL GOODS ..............                                  260,617
                                                                  -----------
CONSUMER CYCLICALS (1.6%)
LEISURE RELATED (1.0%)
Time Warner Entertainment
  8.375%, 3/15/23 ..................               250,000            293,521
                                                                  -----------
RETAIL--GENERAL (0.6%)
Nordstrom Inc.
  6.95%, 3/15/28 ...................               175,000            178,658
                                                                  -----------
  TOTAL CONSUMER CYCLICALS .........                                  472,179
                                                                  -----------
CONSUMER NON-CYCLICALS (0.1%)
TOBACCO (0.1%)
Philip Morris Cos., Inc.
  6.15%, 3/15/10 ...................                30,000             30,060
                                                                  -----------
CREDIT SENSITIVE (77.8%)
BANKS (0.4%)
Amsouth Bank of Alabama
  6.45%, 2/1/18 ....................               100,000            103,266
                                                                  -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Advanta Mortgage Loan Trust,
  Series 98-2, Class A17,
  6.05%, 9/25/18 ...................               500,000            496,563
Ford Credit Auto Loan Master
  Trust,
 Series 95-1,
  6.50%, 8/15/02 ...................               500,000            507,148
 Series 96-1,
  5.50%, 2/15/03 ...................               300,000            297,581
Morgan Stanley Capital Inc.,
 Series 98-HF1,
  6.19%, 1/15/07 ...................                98,388            100,509
 Series 98-WF1,
  6.25%, 7/15/07 ...................                98,927             99,298
Ocwen Residential MBS Corp.,
  Series 98-R1,
  4.00%, 10/25/40+ .................               245,683            242,957
                                                                  -----------
                                                                    1,744,056
                                                                  -----------
FINANCIAL SERVICES (7.4%)
Associates Corp. of North
  America
  6.00%, 4/15/03 ...................               200,000            199,947
ERP Operating LP
  6.63%, 4/13/15 ...................               500,000            503,440


                                               PRINCIPAL                VALUE
                                                AMOUNT                 (NOTE 1)
                                       ------------------------   -----------------
First USA, Inc., Series 98-2,
  6.80%, 2/18/11 ...................        $      300,000        $   300,938
Fleet Financial Group, Inc.
  6.875%, 1/15/28 ..................               100,000            101,873
Ford Motor Credit
  6.625%, 6/30/03 ..................               150,000            152,891
General Electric Capital Corp.
  5.50%, 11/1/01 ...................               100,000             98,661
Household Finance Co., Series E,
  6.125%, 2/27/03 ..................               250,000            247,813
Household Finance N.V.
  6.125%, 3/1/03 ...................               250,000            249,626
John Deere Capital Corp.
  5.85%, 1/15/01 ...................               100,000             99,968
Keystone Financial Midatlantic
  6.50%, 5/31/08 ...................               200,000            202,107
                                                                  -----------
                                                                    2,157,264
                                                                  -----------
FOREIGN GOVERNMENT (7.3%)
French Treasury Bill BTAN
  4.75%, 3/12/02 ...................         FRF 6,650,000          1,115,902
German Unity Fund
  8.50%, 2/20/01 ...................         DEM 1,650,000          1,012,831
                                                                  -----------
                                                                    2,128,733
                                                                  -----------
MORTGAGE RELATED (2.1%)
Deutche Mortgage and Asset
  Receiving Corp.,
  6.22%, 9/15/07 ...................        $       98,751            100,850
First Union-Lehman Brothers,
  Series 98-C2, Class A1,
  6.28%, 6/18/07 ...................               498,080            502,107
                                                                  -----------
                                                                      602,957
                                                                  -----------
REAL ESTATE (0.1%)
Weeks Realty LP 6.875%, 3/15/05                     37,000             37,147
                                                                  -----------
U.S. GOVERNMENT (22.8%)
U.S. Treasury Note
  5.50%, 1/31/03 ...................               325,000            324,797
  5.75%, 4/30/03 ...................             1,300,000          1,313,001
  5.75%, 8/15/03 ...................             2,130,000          2,153,298
  6.875%, 5/15/06- .................             1,410,000          1,527,648
  5.50%, 2/15/08 ...................               285,000            285,000
  5.625%, 5/15/08 ..................               200,000            202,813
  6.75%, 8/15/26 ...................               723,000            828,061
                                                                  -----------
                                                                    6,634,618
                                                                  -----------
U.S. GOVERNMENT AGENCIES (24.9%)
Federal Home Mortgage Corp.
  Gold
  7.00%, 5/1/28 ....................             2,376,916          2,415,525
Federal National Mortgage
  Association
  6.50%, 2/1/13 ....................               318,591            320,779
  6.50%, 5/1/13 ....................               230,720            232,305
  6.50%, 6/1/13 ....................               440,691            443,719
  6.50%, 5/1/28 ....................               504,600            503,019
  6.50%, 5/1/28 ....................               145,924            145,467
  6.50%, 6/1/28 ....................               505,000            503,418
  6.50%, 6/1/28 ....................               559,634            557,881
  6.50%, 7/1/28 ....................               495,000            491,597
Government National Mortgage
  Association
  8.00%, 8/15/27 ...................               487,519            505,650
  7.50%, 2/15/28 ...................               108,901            111,998

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
  7.50%, 5/15/28 ...................    $   501,274       $   515,530
  7.00%, 6/15/28 ...................        495,000           503,355
                                                          -----------
                                                            7,250,243
                                                          -----------
UTILITY--ELECTRIC (2.5%)
Detroit Edison, Series E
  6.75%, 3/17/03 ...................        100,000           102,870
Kincaid Generation LLC
  7.33%, 6/15/20+ ..................        300,000           314,273
National Rural Utilities
  6.20%, 2/1/08 ....................        100,000           100,597
Texas Utilities Electric Co.
  6.25%, 10/1/04 ...................        200,000           202,134
                                                          -----------
                                                              719,874
                                                          -----------
UTILITY--GAS (2.2%)
Energen Corp.
  7.125%, 2/15/28 ..................        150,000           148,502
Ferrellgas LP, Series A, 6.99%,
  8/1/05# ..........................        500,000           500,000
                                                          -----------
                                                              648,502
                                                          -----------
UTILITY--TELEPHONE (2.1%)
Century Telephone Enterprises,
  Series E,
  6.15%, 1/15/05 ...................        100,000            98,704
Pacific Bell
  6.125%, 2/15/08 ..................        250,000           250,310
Pacific Telecommunications,
  Series B,
  6.625%, 10/20/05 .................        150,000           154,852
U.S. West Capital Funding, Inc.
  6.25%, 7/15/05 ...................        125,000           124,727
                                                          -----------
                                                              628,593
                                                          -----------
  TOTAL CREDIT SENSITIVE ...........                       22,655,253
                                                          -----------
ENERGY (2.1%)
COAL & GAS PIPELINES (0.3%)
Laidlaw, Inc.
  6.50%, 5/1/05 ....................        100,000           101,748
                                                          -----------
OIL--INTERNATIONAL (0.9%)
Peco Energy Capital Trust III,
  Series D,
  7.38%, 4/6/28 ....................        150,000           151,974
Tailsman Energy, Inc.
  7.25%, 10/15/27 ..................        100,000           104,827
                                                          -----------
                                                              256,801
                                                          -----------
RAILROADS (0.9%)
Union Pacific Corp.
  6.625%, 2/1/08 ...................        250,000           252,165
                                                          -----------
  TOTAL ENERGY .....................                          610,714
                                                          -----------


                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
TECHNOLOGY (3.3%)
ELECTRONICS (1.7%)
Computer Associates
  International, Inc.
  6.375%, 5/15/05+ .................    $   500,000       $   502,885
                                                          -----------
TELECOMMUNICATIONS (1.6%)
Aerial Communications, Inc.
  Zero Coupon, 2/1/08+ .............        435,000           208,011
Cable & Wireless
  Communications
  6.375%, 3/6/03 ...................        150,000           150,126
TCA Cable TV, Inc.
  6.53%, 2/1/28 ....................        100,000           104,163
                                                          -----------
                                                              462,300
                                                          -----------
  TOTAL TECHNOLOGY .................                          965,185
                                                          -----------
TOTAL LONG-TERM DEBT SECURITIES (87.1%)
  (Cost $25,229,329) ...............                       25,353,459
                                                          -----------
                                          NUMBER
                                            OF
                                          SHARES
                                       -----------
PREFERRED STOCKS:
CREDIT SENSITIVE (1.3%)
FINANCIAL SERVICES (1.3%)
Equity Residential Properties
  Trust
  (Cost $397,850) ..................         14,600           382,338
                                                          -----------
                                         PRINCIPAL
                                          AMOUNT
                                       -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (10.7%)
Banque et Caisse Espargne
  5.52%, 7/20/98 ...................    $   700,000           697,968
Diago Capital plc
  5.49%, 7/7/98 ....................        700,000           699,361
Koch Industries, Inc.
  6.30%, 7/1/98 ....................      1,725,000         1,725,000
                                                          -----------
                                                            3,122,329
                                                          -----------
U.S. GOVERNMENT AGENCIES (9.2%)
Federal Farm Credit Discount
  Note
  5.55%, 7/1/98 ....................      2,681,000         2,681,000
                                                          -----------
TOTAL SHORT-TERM DEBT SECURITIES (19.9%)
  (Cost $5,803,329) ................                        5,803,329
                                                          -----------
  TOTAL INVESTMENTS (108.3%)
     (Cost/Amortized Cost
     $31,430,508)...................                       31,539,126
OTHER ASSETS
  LESS LIABILITIES (-8.3%) .........                      (2,411,294)
                                                          -----------
NET ASSETS (100%) ..................                     $29,127,832
                                                         ============

----------
+ Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $1,422,406 or 4.88% of net assets.
# Securities (totaling $500,000 or 1.72% of net assets) valued at fair value.
- Security segregated as collateral for financial futures contracts.
     Glossary:
     DEM--German Mark
     FRF--French Franc

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1998, the Portfolio had futures contracts open:




                                NUMBER
                                  OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:                    CONTRACTS     FACE VALUE        DATE        APPRECIATION
--------------------------   -----------   ------------   ------------   -------------
U.S. 5 Year Note .........         2        $  219,375     Sept '98         $   144
U.S. Long Bond ...........        17         2,101,094     Sept '98          16,523
                                                                            -------
                                                                            $16,667
                                                                            =======

At June 30, 1998 the Portfolio had outstanding forward currency contracts to buy/sell foreign currencies as follows: (Note 1)




                                              LOCAL
                                            CONTRACT       COST ON          U.S. $
                                             AMOUNT      ORIGINATION       CURRENT        UNREALIZED
                                             (000'S)         DATE           VALUE        APPRECIATION
                                           ----------   -------------   -------------   -------------
FOREIGN CURRENCY SALE CONTRACTS
German Mark, expiring 7/30/98 ..........     1,900       $1,069,528      $1,055,673        $13,855
French Franc, expiring 7/31/98 .........     6,833        1,147,638       1,132,035         15,603
                                                                                           -------
                                                                                           $29,458
                                                                                           =======

Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $14,526,320
U.S. Government securities .............................     45,888,040
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      1,065,634
U.S. Government securities .............................     32,074,388

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation .........     $   152,094
Aggregate gross unrealized depreciation .........         (43,476)
                                                      -----------
Net unrealized appreciation .....................     $   108,618
                                                      ===========
Federal income tax cost of investments ..........     $31,430,508
                                                      ===========

At June 30, 1998 the Portfolio had loaned securities with a total value of $944,561, which was secured by collateral valued at $963,280.



                       See Notes to FinSancial Statements.

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS:
BASIC MATERIALS (2.8%)
CHEMICALS (1.8%)
E.I. Du Pont de Nemours & Co.                                                      6,600         $    492,525
                                                                                                 ------------
PAPER (1.0%)
Kimberly Clark Corp. ...................................................           6,200              284,425
                                                                                                 ------------
  TOTAL BASIC MATERIALS ................................................                              776,950
                                                                                                 ------------
BUSINESS SERVICES (5.3%)
PRINTING, PUBLISHING,
  BROADCASTING (2.9%)
Gannett Co. ............................................................           6,200              440,588
New York Times Co., Class A ............................................           4,600              364,550
                                                                                                 ------------
                                                                                                      805,138
                                                                                                 ------------
PROFESSIONAL SERVICES (1.4%)
Cendant Corp.* .........................................................         19,400               404,975
                                                                                                 ------------
TRUCKING, SHIPPING (1.0%)
FDX Corp.* .............................................................          4,600               288,650
                                                                                                 ------------
  TOTAL BUSINESS SERVICES ..............................................                            1,498,763
                                                                                                 ------------
CAPITAL GOODS (10.5%)
AEROSPACE (4.4%)
Allied Signal, Inc. ....................................................          8,500               377,188
Gulfstream Aerospace Corp.* ............................................          6,100               283,650
United Technologies Corp. ..............................................          6,100               564,250
                                                                                                 ------------
                                                                                                    1,225,088
                                                                                                 ------------
ELECTRICAL EQUIPMENT (3.5%)
Advanced Micro Devices, Inc.* ..........................................         13,200               225,225
Honeywell, Inc. ........................................................          6,400               534,800
LSI Logic Corp.* .......................................................          9,900               228,319
                                                                                                 ------------
                                                                                                      988,344
                                                                                                 ------------
MACHINERY (2.6%)
Deere & Co. ............................................................          7,700               407,138
Ingersoll-Rand Co. .....................................................          7,300               321,656
                                                                                                 ------------
                                                                                                      728,794
                                                                                                 ------------
  TOTAL CAPITAL GOODS ..................................................                            2,942,226
                                                                                                 ------------
CONSUMER CYCLICALS (10.8%)
AIRLINES (1.0%)
UAL Corp.* .............................................................          3,600               280,800
                                                                                                 ------------
AUTO RELATED (2.0%)
Republic Industries, Inc.* .............................................         11,000               275,000
TRW Inc. ...............................................................          5,200               284,050
                                                                                                 ------------
                                                                                                      559,050
                                                                                                 ------------
AUTOS & TRUCKS (1.3%)
General Motors Corp. ...................................................          5,500               367,469
                                                                                                 ------------
FOOD SERVICES, LODGING (0.9%)
ConAgra, Inc. ..........................................................          8,400               266,175
                                                                                                 ------------
LEISURE RELATED (0.2%)
Brunswick Corp. ........................................................          1,800                44,550
                                                                                                 ------------
RETAIL--GENERAL (5.4%)
Federated Department Stores,
  Inc.* ................................................................          6,200               333,638
Office Depot, Inc.* ....................................................          1,800                56,813
Sears, Roebuck & Co. ...................................................          7,400               451,863
Toys-R-Us, Inc.* .......................................................         12,500               294,531
Wal-Mart Stores, Inc. ..................................................          6,400               388,800
                                                                                                 ------------
                                                                                                    1,525,645
                                                                                                 ------------
  TOTAL CONSUMER CYCLICALS .............................................                            3,043,689
                                                                                                 ------------


                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
CONSUMER NON-CYCLICALS (18.1%)
BEVERAGES (5.5%)
Cadbury Schweppes plc (ADR) ............................................          4,000          $    246,500
Diago plc (ADR) ........................................................          8,991               433,254
Heineken N.V. (ADR) ....................................................         12,812               503,228
PepsiCo, Inc. ..........................................................          8,400               345,975
                                                                                                 ------------
                                                                                                    1,528,957
                                                                                                 ------------
DRUGS (6.0%)
American Home Products Corp. ...........................................         11,600               600,300
Amgen, Inc.* ...........................................................          5,300               346,488
Astra AB, Class A (ADR) ................................................         10,700               219,350
Bristol-Myers Squibb Co. ...............................................          4,550               522,966
                                                                                                 ------------
                                                                                                    1,689,104
                                                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Cognizant Corp. ........................................................          6,200               390,600
Johnson & Johnson ......................................................          6,600               486,750
                                                                                                 ------------
                                                                                                      877,350
                                                                                                 ------------
RETAIL--FOOD (1.5%)
McDonald's Corp. .......................................................          6,000               414,000
                                                                                                 ------------
TOBACCO (2.0%)
Philip Morris Cos., Inc. ...............................................         14,300               563,063
                                                                                                 ------------
  TOTAL CONSUMER NON-CYCLICALS                                                                      5,072,474
                                                                                                 ------------
CREDIT SENSITIVE (24.5%)
BANKS (4.7%)
BankAmerica Corp. ......................................................          5,500               475,406
Chase Manhattan Corp. ..................................................          5,900               445,450
First Union Corp. ......................................................          4,300               250,475
KeyCorp ................................................................          4,000               142,500
                                                                                                 ------------
                                                                                                    1,313,831
                                                                                                 ------------
FINANCIAL SERVICES (3.3%)
Bankers Trust New York Corp. ...........................................          2,700               313,369
Fleet Financial Group, Inc. ............................................          3,400               283,900
Mellon Bank Corp. ......................................................          4,600               320,275
                                                                                                 ------------
                                                                                                      917,544
                                                                                                 ------------
INSURANCE (7.6%)
Aetna, Inc. ............................................................          5,000               380,625
Allstate Corp. .........................................................          3,600               329,625
Hartford Financial Services
  Group, Inc. ..........................................................          5,000               571,875
Travelers Group, Inc. ..................................................          9,800               594,125
Washington Mutual, Inc. ................................................          6,100               264,969
                                                                                                 ------------
                                                                                                    2,141,219
                                                                                                 ------------
UTILITY--ELECTRIC (4.4%)
Consolidated Edison, Inc. ..............................................          5,800               267,163
Duke Energy Corp. ......................................................          4,400               260,700
Edison International ...................................................         15,700               464,131
Pacificorp .............................................................         10,400               235,300
                                                                                                 ------------
                                                                                                    1,227,294
                                                                                                 ------------
UTILITY--TELEPHONE (4.5%)
AT&T Corp. .............................................................          8,500               485,563
Bell Atlantic Corp. ....................................................         17,100               780,188
                                                                                                 ------------
                                                                                                    1,265,751
                                                                                                 ------------
  TOTAL CREDIT SENSITIVE ...............................................                            6,865,639
                                                                                                 ------------

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                           NUMBER         VALUE
                                         OF SHARES       (NOTE 1)
                                        -----------   -------------
ENERGY (8.2%)
OIL--DOMESTIC (3.1%)
Chevron Corp. .......................    4,000        $  332,250
Mobil Corp. .........................    7,100           544,038
                                                      ----------
                                                         876,288
                                                      ----------
OIL--INTERNATIONAL (4.3%)
Atlantic Richfield Co. ..............    3,100           242,188
Diamond Offshore Drilling, Inc. .....    6,500           260,000
Elf Aquitaine S.A. (ADR) ............    6,500           461,500
Noble Affiliates, Inc. ..............    6,200           235,600
                                                      ----------
                                                       1,199,288
                                                      ----------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Dresser Industries, Inc. ............    5,300           233,531
                                                      ----------
  TOTAL ENERGY ......................                  2,309,107
                                                      ----------
TECHNOLOGY (13.1%)
ELECTRONICS (2.6%)
3Com Corp.* .........................    8,100           248,569
Texas Instruments, Inc. .............    8,400           489,825
                                                      ----------
                                                         738,394
                                                      ----------
OFFICE EQUIPMENT (4.3%)
Circuit City Stores-Circuit City
  Group .............................    4,100           192,188
Compaq Computer Corp. ...............    7,400           209,975
Hewlett Packard Co. .................    6,900           413,138
International Business Machines
  Corp. .............................    3,500           401,844
                                                      ----------
                                                       1,217,145
                                                      ----------
OFFICE EQUIPMENT SERVICES (4.0%)
Electronic Data Systems Corp. .......    8,100           324,000
First Data Corp. ....................   14,000           466,375
NCR Corp.* ..........................   10,100           328,250
                                                      ----------
                                                       1,118,625
                                                      ----------
TELECOMMUNICATIONS (2.2%)
Ameritech Corp. .....................    9,400           421,825
Motorola, Inc. ......................    3,700           194,473
                                                      ----------
                                                         616,298
                                                      ----------
  TOTAL TECHNOLOGY ..................                  3,690,462
                                                      ----------
TOTAL COMMON STOCKS (93.3%)
  (Cost $25,698,496) ................                 26,199,310
                                                      ----------



                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
                                          -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (12.9%)
 U.S. Treasury Bill 10/15/98
  (Amortized Cost $3,620,926) .........   $3,675,000      $ 3,620,926
                                                          -----------
TOTAL INVESTMENTS (106.2%)
  (Cost/Amortized Cost
  $29,319,422).........................                    29,820,236
OTHER ASSETS
  LESS LIABILITIES (-6.2%) ............                    (1,747,328)
                                                          -----------
NET ASSETS (100%) .....................                   $28,072,908
                                                          ===========

---------------------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities ..      $27,452,231
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..        1,847,464

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........     $ 1,002,792
Aggregate gross unrealized depreciation ..........        (501,978)
                                                       -----------
Net unrealized appreciation ......................     $   500,814
                                                       ===========
Federal income tax cost of investments ...........     $29,319,422
                                                       ===========

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,816,596, which was secured by collateral valued at $1,867,744.





                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS (5.3%)
CHEMICALS (0.7%)
Ferro Corp. ..........................          7,700           $   194,906
                                                                -----------
CHEMICALS--SPECIALTY (0.7%)
A. Schulman, Inc. ....................         10,000               195,625
                                                                -----------
METALS & MINING (1.9%)
Reliance Steel & Aluminum ............          6,000               231,750
Wyman-Gordon Co.* ....................         13,400               267,163
                                                                -----------
                                                                    498,913
                                                                -----------
PAPER (2.0%)
Albany International Corp.,
  Class A ............................         10,138               242,666
Unisource Worldwide, Inc. ............         11,800               127,588
Wausau-Mosinee Paper Corp. ...........          7,700               176,138
                                                                -----------
                                                                    546,392
                                                                -----------
  TOTAL BASIC MATERIALS ..............                            1,435,836
                                                                -----------
BUSINESS SERVICES (8.0%)
PRINTING, PUBLISHING,
  BROADCASTING (4.0%)
Banta Corp. ..........................         10,700               330,363
Bowne & Co. ..........................          6,400               288,000
Gibson Greetings, Inc.* ..............          9,300               232,500
World Color Press, Inc.* .............          6,000               210,000
                                                                -----------
                                                                  1,060,863
                                                                -----------
PROFESSIONAL SERVICES (0.6%)
CDI Corp.* ...........................          6,400               171,200
                                                                -----------
TRUCKING, SHIPPING (3.4%)
CNF Transportation, Inc. .............          7,700               327,250
Circle International Group, Inc. .....         11,600               324,800
Pittston Bax Group ...................         14,200               220,988
Rollins Truck Leasing Corp. ..........          3,150                38,981
                                                                -----------
                                                                    912,019
                                                                -----------
  TOTAL BUSINESS SERVICES ............                            2,144,082
                                                                -----------
CAPITAL GOODS (22.9%)
BUILDING & CONSTRUCTION (3.9%)
Crane Co. ............................          6,400               310,800
JLG Industries, Inc. .................         17,800               360,450
Kaufman & Broad Home Corp. ...........         11,700               371,475
                                                                -----------
                                                                  1,042,725
                                                                -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (3.6%)
Apogee Enterprises, Inc. .............         20,400               312,375
Eagle Hardware & Garden, Inc.*                 14,300               330,688
Hughes Supply, Inc. ..................          5,400               197,775
Martin Marietta Materials, Inc. ......            700                31,500
Rock-Tenn Co., Class A ...............          7,800                97,988
                                                                -----------
                                                                    970,326
                                                                -----------
ELECTRICAL EQUIPMENT (10.0%)
Anixter International, Inc.* .........         19,000               362,188
Belden, Inc. .........................          5,500               168,438
Credence Systems Corp.* ..............         12,400               235,600
Harman International Industries,
  Inc. ...............................          8,300               319,550
Lam Research Corp.* ..................         10,200               195,075
Magnetek, Inc.* ......................         13,700               215,775
Pittston Brink's Group ...............          8,300               306,063


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
Scotsman Industries ..................          7,600           $   210,900
Silicon Valley Group, Inc.* ..........         10,600               170,263
United Dominion Industries Ltd.                 7,200               240,300
VLSI Technology, Inc.* ...............         15,200               255,075
                                                                -----------
                                                                  2,679,227
                                                                -----------
MACHINERY (5.4%)
Aeroquip-Vickers, Inc. ...............          3,300               192,638
Briggs & Stratton Corp. ..............          7,900               295,756
International Rectifier Corp.* .......          4,300                36,550
Omniquip International, Inc. .........          8,600               159,100
Regal Beloit .........................          8,700               247,950
Roper Industries, Inc. ...............         10,100               263,863
Watts Industries, Inc., Class A ......         11,600               242,150
                                                                -----------
                                                                  1,438,007
                                                                -----------
  TOTAL CAPITAL GOODS ................                            6,130,285
                                                                -----------
CONSUMER CYCLICALS (14.6%)
APPAREL & TEXTILES (1.6%)
Mohawk Industries, Inc.* .............          1,400                44,363
Oakley, Inc.* ........................         15,400               205,975
The Wet Seal, Inc., Class A* .........          5,700               182,400
                                                                -----------
                                                                    432,738
                                                                -----------
AUTO RELATED (5.0%)
Borg-Warner Automotive, Inc. .........          6,000               288,375
Budget Group, Inc.* ..................          5,500               175,656
Dura Automotive Systems, Inc.*                  3,500               112,438
Mark IV Industries, Inc. .............         14,900               322,213
Tower Automotive* ....................         10,300               441,613
                                                                -----------
                                                                  1,340,295
                                                                -----------
FOOD SERVICES, LODGING (1.0%)
Prime Hospitality Corp.* .............         15,300               266,794
                                                                -----------
HOUSEHOLD FURNITURE, APPLIANCES (2.3%)
Basset Furniture Industries Corp.              10,800               304,425
Furniture Brands International,
  Inc.* ..............................         11,400               319,913
                                                                -----------
                                                                    624,338
                                                                -----------
LEISURE RELATED (1.5%)
Polaris Industries, Inc. .............         10,400               391,300
                                                                -----------
PHOTO & OPTICAL (0.3%)
BMC Industries, Inc. .................         10,300                90,125
                                                                -----------
RETAIL--GENERAL (2.9%)
Ann Taylor Stores Corp.* .............          9,500               201,281
Cole National Corp.* .................          6,500               260,000
Footstar, Inc.* ......................          4,600               220,800
Stride Rite Corp. ....................          6,700               100,919
                                                                -----------
                                                                    783,000
                                                                -----------
  TOTAL CONSUMER CYCLICALS ...........                            3,928,590
                                                                -----------
CONSUMER NON-CYCLICALS (12.4%)
CONTAINERS (1.6%)
First Brands Corp. ...................         16,300               417,688
                                                                -----------
DRUGS (1.2%)
Perrigo Co.* .........................         32,100               323,006
                                                                -----------
FOODS (0.5%)
Lance, Inc. ..........................            900                20,138
Vlasic Foods International, Inc.*               5,000               100,625
                                                                -----------
                                                                    120,763
                                                                -----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)




                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
HOSPITAL SUPPLIES & SERVICES (7.4%)
Apria Healthcare Group* .............        13,700     $    91,619
Integrated Health Services, Inc. ....         9,500         356,250
Magellan Health Services, Inc.* .....        12,500         317,188
Sierra Health Services* .............        16,950         426,928
Sun Healthcare Group, Inc.* .........        16,600         242,775
Sunrise Medical, Inc.* ..............        14,900         223,500
West Co., Inc. ......................        11,400         322,763
                                                        -----------
                                                          1,981,023
                                                        -----------
RETAIL--FOODS (1.7%)
Lone Star Steakhouse & Saloon,
  Inc.* .............................        12,500         172,656
Ryan's Family Steak Houses,
  Inc.* .............................        28,600         293,150
                                                        -----------
                                                            465,806
                                                        -----------
TOBACCO (0.0%)
Swisher International Group,
  Inc., Class A* ....................         1,500          12,000
                                                        -----------
  TOTAL CONSUMER NON-CYCLICALS                            3,320,286
                                                        -----------
CREDIT SENSITIVE (17.6%)
BANKS (1.5%)
Astoria Financial Corp. .............         4,100         219,350
Hubco, Inc. .........................         5,300         189,806
                                                        -----------
                                                            409,156
                                                        -----------
FINANCIAL SERVICES (0.8%)
Amresco, Inc.* ......................         7,500         218,438
                                                        -----------
INSURANCE (7.2%)
CMAC Investments Corp. ..............         2,500         153,750
Delphi Financial Group, Class A*              2,826         159,139
E.W. Blanch Holdings, Inc. ..........         8,500         312,375
Enhance Financial Services
  Group, Inc. .......................         1,700          57,375
Frontier Insurance Group, Inc. ......        10,150         229,009
HCC Insurance Holdings, Inc. ........        12,200         268,400
Horace Mann Educators Corp. .........         7,900         272,550
NAC Re Corp. ........................         5,500         293,563
Reliance Group Holdings, Inc. .......         9,600         168,000
                                                        -----------
                                                          1,914,161
                                                        -----------
MORTGAGE RELATED (2.1%)
Amerin Corp.* .......................         8,800         256,850
Toll Brothers, Inc.* ................        10,700         306,956
                                                        -----------
                                                            563,806
                                                        -----------
REAL ESTATE (3.5%)
Chateau Properties, Inc. ............         8,000         230,000
Glenborough Realty Trust, Inc. ......         9,200         242,650
Kilroy Realty Corp. .................         9,000         225,000
Mack-Cali Realty Corp. ..............         6,600         226,875
                                                        -----------
                                                            924,525
                                                        -----------
UTILITY--ELECTRIC (1.3%)
Calpine Corp.* ......................        17,500         353,281
                                                        -----------


                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
                                        ------------   --------------
UTILITY--GAS (1.2%)
Sierra Pacific Resources ............         9,200     $   334,075
                                                        -----------
  TOTAL CREDIT SENSITIVE ............                     4,717,442
                                                        -----------
DIVERSIFIED (1.6%)
MISCELLANEOUS (1.6%)
ACX Technologies, Inc.* .............        10,500         228,375
Walter Industries, Inc.* ............        10,700         202,631
                                                        -----------
  TOTAL DIVERSIFIED .................                       431,006
                                                        -----------
ENERGY (4.8%)
OIL--DOMESTIC (2.5%)
Barrett Resources Corp.* ............         9,200         344,425
Devon Energy Corp. ..................         9,500         331,906
                                                        -----------
                                                            676,331
                                                        -----------
OIL--INTERNATIONAL (2.3%)
Helmerich & Payne, Inc. .............        11,600         258,100
Vintage Petroleum, Inc. .............        19,000         358,625
                                                        -----------
                                                            616,725
                                                        -----------
  TOTAL ENERGY ......................                     1,293,056
                                                        -----------
TECHNOLOGY (9.2%)
OFFICE EQUIPMENT (1.4%)
Komag, Inc.* ........................        25,200         134,663
Wang Laboratories, Inc.* ............         9,800         249,288
                                                        -----------
                                                            383,951
                                                        -----------
OFFICE EQUIPMENT SERVICES (3.3%)
Bell & Howell Co.* ..................        12,500         322,656
Data General Corp.* .................        14,500         216,594
Stratus Computer, Inc.* .............         7,700         194,906
Tuboscope, Inc.* ....................         7,300         144,175
                                                        -----------
                                                            878,331
                                                        -----------
TELECOMMUNICATIONS (4.5%)
Allen Telecommunications, Inc.*              22,800         265,050
Electronics for Imaging, Inc.* ......         8,200         173,225
Kemet Corp.* ........................        13,700         180,241
Oak Industries, Inc.* ...............         8,300         293,613
Vanguard Cellular Systems,
  Class A* ..........................        15,300         288,777
                                                        -----------
                                                          1,200,906
                                                        -----------
  TOTAL TECHNOLOGY ..................                     2,463,188
                                                        -----------
  TOTAL COMMON STOCKS (96.4%)
     (Cost $26,960,156) .............                    25,863,771
                                                        -----------
                                         PRINCIPAL
                                           AMOUNT
                                          ---------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.2%)
U.S. Treasury Bill 10/15/98
  (Amortized Cost $2,744,037) .......   $2,785,000        2,743,916
                                                        -----------
TOTAL INVESTMENTS (106.6%)
  (Cost/Amortized Cost
  $29,704,193).......................                    28,607,687
OTHER ASSETS
  LESS LIABILITIES (-6.6%) ..........                    (1,780,013)
                                                        -----------
NET ASSETS (100%) ...................                   $26,827,674
                                                        ===========

----------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1998 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $27,649,728
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        816,623

As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



Aggregate gross unrealized appreciation ..........    $    869,792
Aggregate gross unrealized depreciation ..........      (1,966,298)
                                                      ------------
Net unrealized (depreciation) ....................    $ (1,096,506)
                                                      ============
Federal income tax cost of investments ...........    $ 29,704,193
                                                      ============

At June 30, 1998, the Portfolio had loaned securities with a total value of $1,927,628, which was secured by collateral valued at $1,992,400.


For the six months ended June 30, 1998 the Portfolio incurred approximately $150 as brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)


Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with fifteen diversified series portfolios and three non-diversified series portfolios (each a "Portfolio"). The diversified Portfolios include the Merrill Lynch Basic Value Equity Portfolio which commenced operations on May 1, 1997, MFS Emerging Growth Companies Portfolio which commenced operations on May 1, 1997, MFS Research Portfolio which commenced operations on May 1, 1997, EQ/Putnam Balanced Portfolio which commenced operations on May 1, 1997, EQ/Putnam Growth & Income Value Portfolio which commenced operations on May 1, 1997, EQ/Putnam International Equity Portfolio which commenced operations on May 1, 1997, EQ/Putnam Investors Growth Portfolio which commenced operations on May 1, 1997, T. Rowe Price Equity Income Portfolio which commenced operations on May 1, 1997, T. Rowe Price International Stock Portfolio which commenced operations on May 1, 1997, Warburg Pincus Small Company Value Portfolio which commenced operations on May 1, 1997, BT Equity 500 Index Portfolio which received initial capital on December 31, 1997, BT International Equity Index Portfolio which received initial capital on December 31, 1997, BT Small Company Index Portfolio which received initial capital on December 31, 1997, JPM Core Bond Portfolio which received initial capital on December 31, 1997 and the Lazard Large Cap Value Portfolio which received initial capital on December 31, 1997. The non-diversified Portfolios include the Merrill Lynch World Strategy Portfolio which commenced operations on May 1, 1997, Morgan Stanley Emerging Markets Equity Portfolio which commenced operations on August 20th, 1997 and the Lazard Small Cap Value Portfolio which received initial capital on December 31, 1997. The Portfolios that received initial capital on December 31, 1997, commenced operations on January 1, 1998.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 1998, the Trust only had Class IB shares outstanding. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated.

     The investment objectives and certain investment policies of each Portfolio are as follows:

     Merrill Lynch Basic Value Equity Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- Capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser (as defined below) of the Portfolio believes are undervalued and therefore represent basic investment value.

     Merrill Lynch World Strategy Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- High total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of United States and foreign issuers.

     MFS Emerging Growth Companies Portfolio (advised by Massachusetts Financial Services Co.) -- Long term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective. The Portfolio invests primarily in common stocks of emerging growth companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises.

     MFS Research Portfolio (advised by Massachusetts Financial Services Co.) -- Long-term growth of capital and future income, by investing a substantial portion of its assets in common stock or securities convertible into common stock of companies believed by the Adviser to possess better than average prospects for long-term growth.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     EQ/Putnam Balanced Portfolio (advised by Putnam Investment Management, Inc.) -- Balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, Inc.) -- Capital growth. Current income is a secondary objective. The Portfolio invests primarily in common stocks that offer potential for capital growth and may, consistent with the Portfolio's investment objective, invest in common stocks that offer potential for current income.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, Inc.) -- Capital appreciation. The Portfolio is designed for investors seeking capital appreciation primarily through a diversified portfolio of equity securities of companies organized under the laws of a country other than the United States.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, Inc.) -- Long-term growth of capital and any increased income that results from this growth, by investing primarily in common stocks that the Adviser believes afford the best opportunity for long-term capital growth.

     T. Rowe Price Equity Income Portfolio (advised by T. Rowe Price Associates, Inc.) -- Substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

     T. Rowe Price International Stock Portfolio (advised by Rowe Price-Fleming International, Inc.) -- Long-term growth of capital through investment primarily in common stocks of established non-United States companies.

     Warburg Pincus Small Company Value Portfolio (advised by Warburg Pincus Asset Management, Inc.) -- Long-term capital appreciation. The Portfolio invests primarily in equity securities of small capitalization companies (i.e. companies having market capitalizations of $1 billion or less at the time of initial purchase) that the Adviser considers to be relatively undervalued.

     Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management, Inc.) -- Long-term capital appreciation. In pursuing its investment objective, the Adviser focuses on issuers in emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     BT Equity 500 Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") by allocating the Portfolio's investment among common stocks included in the S&P 500 in approximately the same proportions as they are represented in the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the S&P 500's value.

     BT International Equity Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index") by investing in a statistically selected sample of the securities of companies included in the EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time.

     BT Small Company Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Small Stock Index ("Russell 2000 Index") by investing in a statistically selected sample of the 2,000 stocks included in the Russell 2000 Index.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     JPM Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- High total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances, all of the Portfolio's assets will, at the time of purchase, consist of investment grade securities rated BBB or better by Standard & Poor's Rating Service or Baa or better by Moody's Investors Service, Inc. or unrated securities of comparable quality.

     Lazard Large Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations (i.e., companies having market capitalizations of at least $1 billion at the time of initial purchase) that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price on the primary exchange for such securities or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds are valued at a price obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted bid prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted bid prices from the primary exchange in the currency of the country of origin.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


     Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust not attributable to a single Portfolio are charged to each Portfolio in proportion to the average net assets of each Portfolio. Equitable pays substantially all operating expenses on behalf of the Trust for which Equitable is then reimbursed by the Trust.

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities -- at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


tax treatments for deferred organization costs, foreign currency transactions, post-October losses, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddled transactions. In addition, each Portfolio will comply with the investment diversification requirements of Subchapter L of the Code applicable to segregated asset accounts.

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the initial twelve Portfolios and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the BT Equity 500 Index Portfolio, BT International Equity Index Portfolio, BT Small Company Index Portfolio, JPM Core Bond Portfolio, Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 1998, the cash collateral received by each Portfolio for securities loaned was invested by Chase in short-term instruments in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Each Portfolio, except for the Merrill Lynch Basic Value Equity Portfolio and the Merrill Lynch World Strategy Portfolio, may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     All Portfolios (except for the MFS Research Portfolio and the Lazard Small Cap Value Portfolio) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Each of the Portfolios (except for the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


Large Cap Value Portfolio and Lazard Small Cap Value Portfolio) may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Forward Foreign Currency Exchange
Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Each Portfolio (with the exception of the MFS Research Portfolio, the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio) may buy or sell futures contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Each of the Portfolios (except the BT Equity 500 Index Portfolio, BT Small Company Index Portfolio and Lazard Small Cap Value Portfolio) may purchase foreign currency on a spot (or cash) basis. In addition, each of the Portfolios (except the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio) may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Swaps:

     The Morgan Stanley Emerging Markets Equity Portfolio, JPM Core Bond Portfolio and BT International Equity Index Portfolio may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Limitations on Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the forward commitments or forward foreign currency exchange contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with EQ Financial Consultants, Inc. (the "Manager"), an indirect wholly-owned subsidiary of Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreement, the Manager will receive an annual fee as a percentage of average daily net assets, for each of the Portfolios, calculated daily and payable quarterly as follows:
The fee is calculated based on an annual rate of:

        0.25% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
         BT Small Company Index Portfolio
        0.35% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


        0.45% OF AVERAGE DAILY NET ASSETS OF THE
         JPM Core Bond Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Research Portfolio
         EQ/Putnam Balanced Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         EQ/Putnam Investors Growth Portfolio
         T. Rowe Price Equity Income Portfolio
         Lazard Large Cap Value Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         Warburg Pincus Small Company Value Portfolio
        0.70% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         T. Rowe Price International Stock Portfolio
        0.80% OF AVERAGE DAILY NET ASSETS OF THE
         Lazard Small Cap Value Portfolio
        1.15% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     The Trust has entered into an administrative agreement with Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of The Chase Manhattan Bank, N.A. ("Chase"), pursuant to which Chase Global provides certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global receives compensation at the annual rate of 0.0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global receives: 0.0425 of 1% of the next $500 million of the total Trust assets; 0.035 of 1% of the next $2.0 billion of the total Trust assets; 0.025 of 1% of the next $1.0 billion of the total Trust assets; 0.015 of 1% of the next $2.5 billion of the total Trust assets; and 0.01 of 1% of the total Trust assets in excess of $8.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commences operation after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the rate of 0.0525 of 1% of the Portfolio's total assets plus $25,000. Certain officers of the Trust are also officers of Chase Global.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998 (Unaudited)


other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plan

     The Trust has entered into distribution agreements with the Manager and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors"), pursuant to which the Distributors will serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares will not be subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of the Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of each Portfolio are limited to:

        0.30% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
        0.35% OF AVERAGE DAILY NET ASSETS OF THE
         BT Small Company Index Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio
         JPM Core Bond Portfolio
        0.60% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Research Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         EQ/Putnam Investors Growth Portfolio
         T. Rowe Price Equity Income Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Putnam Balanced Portfolio
         Lazard Large Cap Value Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         Warburg Pincus Small Company Value Portfolio
        0.95% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
         T. Rowe Price International Stock Portfolio
         Lazard Small Cap Value Portfolio
        1.50% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1998 (Unaudited)


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. At June 30, 1998, under the Expense Limitation Agreement, the total amount reimbursable to the Manager, which includes waivers of investment management fees and reimbursements from the Manager, was $4,166,090.


Note 7 Trustees Deferred Compensation Plan


     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.58           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.06
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         1.55              1.64
                                                                                              --------           -------
 Total from investment operations ........................................................        1.61              1.70
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.06)
 Distributions from realized gains .......................................................          --             (0.05)
 Distributions in excess of realized gains ...............................................          --             (0.01)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.12)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  13.19           $ 11.58
                                                                                              ========           =======
Total return (b) .........................................................................       13.90%            16.99%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $125,706           $49,495
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.05%             1.89%
Ratio of net investment income to average net assets after waivers (a) ...................        1.37%             1.91%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.17%             0.87%
Portfolio turnover rate ..................................................................          40%               25%
Average commission rate paid .............................................................    $ 0.0582           $0.0566
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.03

MERRILL LYNCH WORLD STRATEGY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................     $ 10.31           $ 10.00
                                                                                               -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.09              0.08
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.81              0.39
                                                                                               -------           -------
 Total from investment operations ........................................................        0.90              0.47
                                                                                               -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.05)
 Distributions in excess of realized gains ...............................................          --             (0.11)
                                                                                               -------           -------
 Total dividends and distributions .......................................................          --             (0.16)
                                                                                               -------           -------
Net asset value, end of period ...........................................................     $ 11.21           $ 10.31
                                                                                               =======           =======
Total return (b) .........................................................................        8.73%             4.70%
                                                                                               =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $28,526           $18,210
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.53%             3.05%
Ratio of net investment income to average net assets after waivers (a) ...................        2.06%             1.89%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.73%             0.04%
Portfolio turnover rate ..................................................................          45%               58%
Average commission rate paid .............................................................     $0.0481           $0.0299
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.01           $  0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS EMERGING GROWTH COMPANIES PORTFOLIO:


                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.92          $ 10.00
                                                                                              --------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ............................................................       (0.01)            0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.59             2.21
                                                                                              --------          -------
 Total from investment operations ........................................................        2.58             2.23
                                                                                              --------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --            (0.02)
 Distributions from realized gains .......................................................          --            (0.18)
 Distributions in excess of realized gains ...............................................          --            (0.11)
                                                                                              --------          -------
 Total dividends and distributions .......................................................          --            (0.31)
                                                                                              --------          -------
Net asset value, end of period ...........................................................    $  14.50          $ 11.92
                                                                                              ========          =======
Total return (b) .........................................................................       21.64%           22.42%
                                                                                              ========          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $259,338          $99,317
Ratio of expenses to average net assets after waivers (a) ................................        0.85%            0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%            1.82%
Ratio of net investment income to average net assets after waivers (a) ...................       (0.26)%           0.61%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........       (0.45)%          (0.36)%
Portfolio turnover rate ..................................................................          28%             116%
Average commission rate paid .............................................................    $ 0.0518          $0.0422
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $  0.04

MFS RESEARCH PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.48          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.02              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.19              1.58
                                                                                              --------          --------
 Total from investment operations ........................................................        2.21              1.60
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.02)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.09)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.12)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  13.69          $  11.48
                                                                                              ========          ========
Total return (b) .........................................................................       19.25%            16.07%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $255,909          $114,754
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%             1.78%
Ratio of net investment income to average net assets after waivers (a) ...................        0.47%             0.65%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        0.28%            (0.28)%
Portfolio turnover rate ..................................................................          31%               51%
Average commission rate paid .............................................................    $ 0.0541          $ 0.0471
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM BALANCED PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................     $ 11.21           $ 10.00
                                                                                               -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.13              0.14
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.77              1.30
                                                                                               -------           -------
 Total from investment operations ........................................................        0.90              1.44
                                                                                               -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.13)
 Dividends in excess of net investment income ............................................          --             (0.01)
 Distributions from realized gains .......................................................          --             (0.09)
                                                                                               -------           -------
 Total dividends and distributions .......................................................          --             (0.23)
                                                                                               -------           -------
Net asset value, end of period ...........................................................     $ 12.11           $ 11.21
                                                                                               =======           =======
Total return (b) .........................................................................        8.03%            14.38%
                                                                                               =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................     $51,895           $25,854
Ratio of expenses to average net assets after waivers (a) ................................        0.90%             0.90%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.24%             2.55%
Ratio of net investment income to average net assets after waivers (a) ...................        2.97%             3.19%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        2.63%             1.54%
Portfolio turnover rate ..................................................................          65%              117%
Average commission rate paid .............................................................     $0.0397           $0.0346
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.02           $  0.07

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:


                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.52          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.06
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.89              1.56
                                                                                              --------          --------
 Total from investment operations ........................................................        0.95              1.62
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.06)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.03)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.10)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  12.47          $  11.52
                                                                                              ========          ========
Total return (b) .........................................................................        8.25%            16.23%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $321,485          $150,260
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.05%             1.75%
Ratio of net investment income to average net assets after waivers (a) ...................        1.27%             1.67%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.07%             0.77%
Portfolio turnover rate ..................................................................          41%               61%
Average commission rate paid .............................................................    $ 0.0398          $ 0.0376
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01          $   0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  10.89           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.08              0.03
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         2.10              0.93
                                                                                              --------           -------
 Total from investment operations ........................................................        2.18              0.96
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.02)
 Distributions from realized gains .......................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.04)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.07)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  13.07           $ 10.89
                                                                                              ========           =======
Total return (b) .........................................................................       20.02%             9.58%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $103,448           $55,178
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.43%             2.53%
Ratio of net investment income to average net assets after waivers (a) ...................        1.71%             0.74%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.48%            (0.59)%
Portfolio turnover rate ..................................................................          48%               43%
Average commission rate paid .............................................................    $ 0.0193           $0.0153
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.05

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $ 12.33          $ 10.00
                                                                                              -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................       0.01             0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        2.77             2.45
                                                                                              -------          -------
 Total from investment operations ........................................................       2.78             2.47
                                                                                              -------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................         --            (0.03)
 Distributions from realized gains .......................................................         --            (0.04)
 Distributions in excess of realized gains ...............................................         --            (0.07)
                                                                                              -------          -------
 Total dividends and distributions .......................................................         --            (0.14)
                                                                                              -------          -------
Net asset value, end of period ...........................................................    $ 15.11          $ 12.33
                                                                                              =======          =======
Total return (b) .........................................................................      22.55%           24.70%
                                                                                              =======          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $95,503          $39,695
Ratio of expenses to average net assets after waivers (a) ................................       0.85%            0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................       1.08%            2.13%
Ratio of net investment income to average net assets after waivers (a) ...................       0.20%            0.58%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........      (0.03)%          (0.70)%
Portfolio turnover rate ..................................................................         22%              47%
Average commission rate paid .............................................................    $0.0388          $0.0338
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $  0.01          $  0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE EQUITY INCOME PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  12.08           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.11              0.10
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.65              2.11
                                                                                              --------           -------
 Total from investment operations ........................................................        0.76              2.21
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.09)
 Distributions from realized gains .......................................................          --             (0.04)
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --             (0.13)
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  12.84           $ 12.08
                                                                                              ========           =======
Total return (b) .........................................................................        6.29%            22.11%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $199,678           $99,947
Ratio of expenses to average net assets after waivers (a) ................................        0.85%             0.85%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.04%             1.74%
Ratio of net investment income to average net assets after waivers (a) ...................        2.20%             2.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        2.01%             1.60%
Portfolio turnover rate ..................................................................           9%                9%
Average commission rate paid .............................................................    $ 0.0304           $0.0293
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.03

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:



                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $   9.85           $ 10.00
                                                                                              --------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.06              0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         1.19             (0.17)
                                                                                              --------           -------
 Total from investment operations ........................................................        1.25             (0.15)
                                                                                              --------           -------
 LESS DISTRIBUTIONS:
 Dividends in excess of net investment income ............................................          --                --
                                                                                              --------           -------
 Total dividends and distributions .......................................................          --                --
                                                                                              --------           -------
Net asset value, end of period ...........................................................    $  11.10           $  9.85
                                                                                              ========           =======
Total return (b) .........................................................................       12.69%            (1.49)%
                                                                                              ========           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $115,053           $69,572
Ratio of expenses to average net assets after waivers (a) ................................        1.20%             1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.41%             2.56%
Ratio of net investment income to average net assets after waivers (a) ...................        1.43%             0.45%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        1.22%            (0.91)%
Portfolio turnover rate ..................................................................          13%               17%
Average commission rate paid .............................................................    $ 0.0115           $0.0034
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $   0.01           $  0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED         MAY 1, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  11.85          $  10.00
                                                                                              --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................        0.02              0.01
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         0.77              1.90
                                                                                              --------          --------
 Total from investment operations ........................................................        0.79              1.91
                                                                                              --------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................          --             (0.01)
 Distributions in excess of realized gains ...............................................          --             (0.05)
                                                                                              --------          --------
 Total dividends and distributions .......................................................          --             (0.06)
                                                                                              --------          --------
Net asset value, end of period ...........................................................    $  12.64          $  11.85
                                                                                              ========          ========
Total return (b) .........................................................................        6.67%            19.15%
                                                                                              ========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $181,001          $120,880
Ratio of expenses to average net assets after waivers (a) ................................        1.00%             1.00%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................        1.12%             1.70%
Ratio of net investment income to average net assets after waivers (a) ...................        0.33%             0.26%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........        0.21%            (0.44)%
Portfolio turnover rate ..................................................................          49%               44%
Average commission rate paid .............................................................     $0.0552          $ 0.0545
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................     $  0.01          $   0.03

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:

                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED       AUGUST 20, 1997*
                                                                                            JUNE 30, 1998          TO
                                                                                             (UNAUDITED)    DECEMBER 31, 1997
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................    $  7.96           $ 10.00
                                                                                              -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................       0.02              0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       (1.51)            (2.06)
                                                                                              -------           -------
 Total from investment operations ........................................................      (1.49)            (2.02)
                                                                                              -------           -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................         --             (0.02)
                                                                                              -------           -------
 Total dividends and distributions .......................................................         --             (0.02)
                                                                                              -------           -------
Net asset value, end of period ...........................................................    $  6.47           $  7.96
                                                                                              =======           =======
Total return (b) .........................................................................     (18.72)%          (20.16)%
                                                                                              =======           =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................    $33,982           $21,433
Ratio of expenses to average net assets after waivers (a) ................................       1.75%             1.75%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................       2.32%             2.61%
Ratio of net investment income to average net assets after waivers (a) ...................       1.00%             1.96%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........       0.43%             1.10%
Portfolio turnover rate ..................................................................         33%               25%
Average commission rate paid .............................................................    $0.0012           $0.0011
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................    $  0.01           $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT EQUITY 500 INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.43
                                                                                                 -------
 Total from investment operations ........................................................          1.47
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.47
                                                                                                 =======
Total return (b) .........................................................................         14.70%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $83,185
Ratio of expenses to average net assets after waivers (a) ................................          0.55%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          0.89%
Ratio of net investment income to average net assets after waivers (a) ...................          1.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.15%
Portfolio turnover rate ..................................................................             0%
Average commission rate paid .............................................................       $0.0311
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

BT INTERNATIONAL EQUITY INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.09
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.49
                                                                                                 -------
 Total from investment operations ........................................................          1.58
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.58
                                                                                                 =======
Total return (b) .........................................................................         15.80%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $29,098
Ratio of expenses to average net assets after waivers (a) ................................          0.80%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.27%
Ratio of net investment income to average net assets after waivers (a) ...................          2.18%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.71%
Portfolio turnover rate ..................................................................             1%
Average commission rate paid .............................................................       $0.0171
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT SMALL COMPANY INDEX PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................      $ 10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.04
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.41
                                                                                                -------
 Total from investment operations ........................................................         0.45
                                                                                                -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --
                                                                                                -------
 Total dividends and distributions .......................................................           --
                                                                                                -------
Net asset value, end of period ...........................................................      $ 10.45
                                                                                                =======
Total return (b) .........................................................................         4.50%
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................      $19,826
Ratio of expenses to average net assets after waivers (a) ................................         0.60%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................         1.72%
Ratio of net investment income to average net assets after waivers (a) ...................         1.16%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........         0.04%
Portfolio turnover rate ..................................................................           28%
Average commission rate paid .............................................................      $0.0211
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................      $  0.04

JPM CORE BOND PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.13
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           0.26
                                                                                                 -------
 Total from investment operations ........................................................          0.39
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 10.39
                                                                                                 =======
Total return (b) .........................................................................          3.90%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $29,128
Ratio of expenses to average net assets after waivers (a) ................................          0.80%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.18%
Ratio of net investment income to average net assets after waivers (a) ...................          5.02%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          4.64%
Portfolio turnover rate ..................................................................           309%
Average commission rate paid .............................................................       $0.0011
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

LAZARD LARGE CAP VALUE PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.03
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           1.21
                                                                                                 -------
 Total from investment operations ........................................................          1.24
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 11.24
                                                                                                 =======
Total return (b) .........................................................................         12.40%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $28,073
Ratio of expenses to average net assets after waivers (a) ................................          0.90%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.45%
Ratio of net investment income to average net assets after waivers (a) ...................          1.55%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          1.00%
Portfolio turnover rate ..................................................................            18%
Average commission rate paid .............................................................       $0.0326
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

LAZARD SMALL CAP VALUE PORTFOLIO:**

                                                                                                CLASS IB
                                                                                             --------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1998
                                                                                               (UNAUDITED)
                                                                                             --------------
Net asset value, beginning of period .....................................................       $ 10.00
                                                                                                 -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................          0.01
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           0.04
                                                                                                 -------
 Total from investment operations ........................................................          0.05
                                                                                                 -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................            --
                                                                                                 -------
 Total dividends and distributions .......................................................            --
                                                                                                 -------
Net asset value, end of period ...........................................................       $ 10.05
                                                                                                 =======
Total return (b) .........................................................................          0.50%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $26,828
Ratio of expenses to average net assets after waivers (a) ................................          1.20%
Ratio of expenses to average net assets before waivers (Note 6) (a) ......................          1.63%
Ratio of net investment income to average net assets after waivers (a) ...................          0.49%
Ratio of net investment income to average net assets before waivers (Note 6) (a) .........          0.06%
Portfolio turnover rate ..................................................................             7%
Average commission rate paid .............................................................       $0.0358
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................       $  0.01

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1997 commenced operations on January 1, 1998.
(a)   Annualized.
(b)   Total return is not annualized.